UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-09301

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.
c/o TIAA-CREF
730 Third Avenue,
New York, New York 10017-3206
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

Item 1. Schedule of Investments.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.93%
APPAREL AND ACCESSORY STORES - 1.64%
32,361	*	Kohl's Corp	$1,809,304

		TOTAL APPAREL AND ACCESSORY STORES	1,809,304

APPAREL AND OTHER TEXTILE PRODUCTS - 0.72%
18,388		Polo Ralph Lauren Corp	792,707

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	792,707

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.44%
8,453		Lowe's Cos	492,134

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	492,134

BUSINESS SERVICES - 11.86%
38,121		Adobe Systems, Inc	1,091,023
6,831	*	Autodesk, Inc	234,781
19,175		Automatic Data Processing, Inc	804,775
7,922	*	Cognizant Technology Solutions Corp	373,364
23,030	*	Electronic Arts, Inc	1,303,728
7,411	*	Google, Inc (Class A)	2,179,946
190	*	IAC/InterActiveCorp Wts 02/04/09	4,343
16,312	*	McAfee, Inc	427,048
9,944	*	Mercury Interactive Corp	381,452
76,858		Microsoft Corp	1,909,153
8,617	*	Oracle Corp	113,744
25,386		SAP AG. (Spon ADR)	1,099,214
2,940	*	Shanda Interactive Entertainment Ltd	108,163
3,740	*	Sina Corp	104,346
440	*	SoftBrands, Inc	790
5,400	*	Sohu.com, Inc	118,368
41,403	*	Yahoo!, Inc	1,434,614
43,506	*	eBay, Inc	1,436,133

		TOTAL BUSINESS SERVICES	13,124,985

CHEMICALS AND ALLIED PRODUCTS - 13.97%
4,726	*	American Pharmaceutical Partners, Inc	194,947
39,990	*	Amgen, Inc	2,417,795
3,150		Colgate-Palmolive Co	157,217
14,611		Dow Chemical Co	650,628
20,226	*	Genentech, Inc	1,623,743
6,792	*	Gilead Sciences, Inc	298,780
56,857		Gillette Co	2,878,670
28,130		Lilly (Eli) & Co	1,567,122
100		Mylan Laboratories, Inc	1,924

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

39,540		Procter & Gamble Co	$2,085,735
69,686		Schering-Plough Corp	1,328,215
21,955	*	Sepracor, Inc	1,317,520
30,048		Teva Pharmaceutical Industries Ltd (Spon ADR)	935,695

		TOTAL CHEMICALS AND ALLIED PRODUCTS	15,457,991

COMMUNICATIONS - 1.78%
200	*	Comcast Corp (Class A)	6,140
1,000	*	Level 3 Communications, Inc	2,030
47,288		Sprint Corp	1,186,456
300	b,v*	U.S. Wireless Corp	-
22,937	*	XM Satellite Radio Holdings, Inc	772,059

		TOTAL COMMUNICATIONS	1,966,685

EATING AND DRINKING PLACES - 0.46%
12,638	*	Brinker International, Inc	506,152

		TOTAL EATING AND DRINKING PLACES	506,152

ELECTRIC, GAS, AND SANITARY SERVICES - 0.81%
4,581		Dominion Resources, Inc	336,200
7,039		Exelon Corp	361,312
5,383		PG&E Corp	202,078

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	899,590

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 20.54%
36,209		Analog Devices, Inc	1,350,958
18,721	*	Broadcom Corp (Class A)	664,783
234,936	*	Cisco Systems, Inc	4,489,627
184,963		General Electric Co	6,408,968
4,168		Harman International Industries, Inc	339,108
73,188		Intel Corp	1,907,279
18,271	*	Marvell Technology Group Ltd	695,029
104,661		Motorola, Inc	1,911,110
43,284		National Semiconductor Corp	953,547
18,600	*	Network Appliance, Inc	525,822
49	*	Nortel Networks Corp (U.S.)	128
78,602		Qualcomm, Inc	2,594,652
34,588		Xilinx, Inc	881,994

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	22,723,005

FOOD AND KINDRED PRODUCTS - 3.22.%
7,310		Campbell Soup Co	224,929
31,074	*	Constellation Brands, Inc (Class A)	916,683
44,954		PepsiCo, Inc	2,424,369

		TOTAL FOOD AND KINDRED PRODUCTS	3,565,981

FURNITURE AND FIXTURES - 0.06%
1,309		Hillenbrand Industries, Inc	66,170

		TOTAL FURNITURE AND FIXTURES	66,170

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 1.53%
40,613	*	Bed Bath & Beyond, Inc	$1,696,811

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,696,811

GENERAL MERCHANDISE STORES - 2.14%
26,843		Target Corp	1,460,528
18,770		Wal-Mart Stores, Inc	904,714

		TOTAL GENERAL MERCHANDISE STORES	2,365,242

HEALTH SERVICES - 3.58%
31,134	*	Caremark Rx, Inc	1,386,086
31,328	*	Express Scripts, Inc	1,565,773
38,378		Health Management Associates, Inc (Class A)	1,004,736

		TOTAL HEALTH SERVICES	3,956,595

HOLDING AND OTHER INVESTMENT OFFICES - 2.62%
6	v*	Pinnacle Holdings, Inc Wts 11/02/07	-
60,323		iShares Russell 1000 Growth Index Fund	2,895,504

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,895,504

HOTELS AND OTHER LODGING PLACES - 2.07%
29,472		Starwood Hotels & Resorts Worldwide, Inc	1,726,175
15,708	*	Las Vegas Sands Corp	561,561

		TOTAL HOTELS AND OTHER LODGING PLACES	2,287,736

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.01%
6,760		3M Co	488,748
5,238	*	Apple Computer, Inc	192,811
68,265		Applied Materials, Inc	1,104,528
803		Caterpillar, Inc	76,534
79,087	*	Dell, Inc	3,124,727
9,198		Eaton Corp	550,960

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,538,308

INSTRUMENTS AND RELATED PRODUCTS - 5.91%
44,676		Medtronic, Inc	2,313,770
51,994	*	St. Jude Medical, Inc	2,267,458
25,724	*	Zimmer Holdings, Inc	1,959,397

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,540,625

INSURANCE AGENTS, BROKERS AND SERVICE - 0.26%
10,215		Marsh & McLennan Cos, Inc	282,955

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	282,955

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES			VALUE

INSURANCE CARRIERS - 1.88%
10,876		Aetna, Inc	$900,750
11,972		Progressive Corp	1,182,953

		TOTAL INSURANCE CARRIERS	2,083,703

LEATHER AND LEATHER PRODUCTS - 0.45%
14,882	*	Coach, Inc	499,589

		TOTAL LEATHER AND LEATHER PRODUCTS	499,589

MISCELLANEOUS RETAIL - 1.08%
7,574		CVS Corp	220,176
45,562		Staples, Inc	971,382

		TOTAL MISCELLANEOUS RETAIL	1,191,558

MOTION PICTURES - 1.04%
70,237		News Corp (Class A)	1,136,435
1,107	*	Time Warner, Inc	18,498

		TOTAL MOTION PICTURES	1,154,933

NONDEPOSITORY INSTITUTIONS - 2.93%
45,154		American Express Co	2,403,547
16,562		SLM Corp	841,350

		TOTAL NONDEPOSITORY INSTITUTIONS	3,244,897

OIL AND GAS EXTRACTION - 2.39%
19,544		Baker Hughes, Inc	999,871
3		Tel Offshore Trust	30
9,735		EOG Resources, Inc	552,948
17,667		Halliburton Co	844,836
4,507	*	Transocean, Inc	243,243

		TOTAL OIL AND GAS EXTRACTION	2,640,928

PETROLEUM AND COAL PRODUCTS - 0.60%
11,567		ExxonMobil Corp	664,755

		TOTAL PETROLEUM AND COAL PRODUCTS	664,755

PRIMARY METAL INDUSTRIES - 0.60%
40,059	*	Corning, Inc	665,781

		TOTAL PRIMARY METAL INDUSTRIES	665,781

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.00%
500	b*	Uniroyal Technology Corp	1

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Equity Fund

SHARES				VALUE

SECURITY AND COMMODITY BROKERS - 1.58%			$
29,690	*	Ameritrade Holding Corp		551,937
9,715		Goldman Sachs Group, Inc		991,124
4,007		Morgan Stanley		210,247

		TOTAL SECURITY AND COMMODITY BROKERS		1,753,308

TRANSPORTATION BY AIR - 0.41%
32,725		Southwest Airlines Co		455,859

		TOTAL TRANSPORTATION BY AIR		455,859

TRANSPORTATION EQUIPMENT - 3.74%
16,808		Boeing Co		1,109,328
7,628		General Dynamics Corp		835,571
10,106		Northrop Grumman Corp		558,356
31,870		United Technologies Corp		1,636,525

		TOTAL TRANSPORTATION EQUIPMENT		4,139,780

WATER TRANSPORTATION - 1.51%
14,995		Carnival Corp		817,977
17,669		Royal Caribbean Cruises Ltd		854,473

		TOTAL WATER TRANSPORTATION		1,672,450

WHOLESALE TRADE-DURABLE GOODS - 2.98%
50,789		Johnson & Johnson		3,301,285

		TOTAL WHOLESALE TRADE-DURABLE GOODS		3,301,285

WHOLESALE TRADE-NONDURABLE GOODS - 0.12%
3,811		Sysco Corp		137,920

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		137,920

		TOTAL COMMON STOCKS		110,575,227
		(Cost $ 106,596,698)

		TOTAL PORTFOLIO - 99.93%		110,575,227
		(Cost $ 106,596,698)

		OTHER ASSETS & LIABILITIES, NET -0.07%		72,416

		NET ASSETS - 100.00%		$110,647,643

	*	Non-income producing
	b	In bankruptcy
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Income Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
GROWTH & INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.98%

APPAREL AND ACCESSORY STORES - 0.84%
43,837		Gap, Inc	$865,781
13,200	*	Urban Outfitters, Inc	748,308

		TOTAL APPAREL AND ACCESSORY STORES	1,614,089

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.38%
12,500		Lowe's Cos	727,750

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	727,750

BUSINESS SERVICES - 6.48%
45,549	*	Amdocs Ltd	1,203,860
41,804		Automatic Data Processing, Inc	1,754,514
4,108	*	Google, Inc (Class A)	1,208,368
16,858	*	Hyperion Solutions Corp	678,366
23,761	*	Mercury Interactive Corp	911,472
136,466		Microsoft Corp	3,389,815
73,130	*	Oracle Corp	965,316
9,438	*	Take-Two Interactive Software, Inc	240,197
30,521		Waste Management, Inc	864,965
37,144	*	Yahoo!, Inc	1,287,040

		TOTAL BUSINESS SERVICES	12,503,913

CHEMICALS AND ALLIED PRODUCTS - 14.55%
16,331	*	Amgen, Inc	987,372
89,710	*	Andrx Corp	1,822,010
43,753		Avon Products, Inc	1,656,051
31,821		Dow Chemical Co	1,416,989
19,548		Du Pont (E.I.) de Nemours & Co	840,759
32,254	*	Gilead Sciences, Inc	1,418,853
56,200		Gillette Co	2,845,406
39,399		Lilly (Eli) & Co	2,194,918
23,087		Merck & Co, Inc	711,080
23,041		Monsanto Co	1,448,588
31,804	*	OSI Pharmaceuticals, Inc	1,299,829
100,267		Pfizer, Inc	2,765,364
19,800		Rohm & Haas Co	917,532
27,233		Sanofi-Aventis (ADR)	1,116,281
122,600		Schering-Plough Corp	2,336,756
46,176		Teva Pharmaceutical Industries Ltd (Spon ADR)	1,437,921
64,287		Wyeth	2,860,771

		TOTAL CHEMICALS AND ALLIED PRODUCTS	28,076,480

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Income Fund

SHARES			VALUE

COMMUNICATIONS - 2.70%
102,784		BellSouth Corp	$2,730,971
8,596	*	NCR Corp	301,892
75,168		Sprint Corp	1,885,965
8,745	v	Telus Corp (non vtg)	297,417

		TOTAL COMMUNICATIONS	5,216,245

DEPOSITORY INSTITUTIONS - 9.35%
91,986		Bank of America Corp	4,195,481
69,143		Citigroup, Inc	3,196,481
106,611		JPMorgan Chase & Co	3,765,500
63		National City Corp	2,150
66,928		Northern Trust Corp	3,051,247
9,100		SunTrust Banks, Inc	657,384
85,029		U.S. Bancorp	2,482,847
11,277		Wells Fargo & Co	694,438

		TOTAL DEPOSITORY INSTITUTIONS	18,045,528

EATING AND DRINKING PLACES - 1.76%
81,489	*	Brinker International, Inc	3,263,634
3,919	*	Texas Roadhouse, Inc (Class A)	136,185

		TOTAL EATING AND DRINKING PLACES	3,399,819

ELECTRIC, GAS, AND SANITARY SERVICES - 3.03%
65,400	*	Allegheny Energy, Inc	1,649,388
51,766		Exelon Corp	2,657,149
24,730		PG&E Corp	928,364
10,305		PPL Corp	611,911

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,846,812

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.76%
1,032,000	*	Alstom	1,024,500
41,373		Analog Devices, Inc	1,543,627
26,000	*	Broadcom Corp (Class A)	923,260
156,959	*	Cisco Systems, Inc	2,999,486
221,461		General Electric Co	7,673,624
52,361	*	Integrated Device Technology, Inc	562,881
70,161		Intel Corp	1,828,396
28,899		Maxim Integrated Products, Inc	1,104,231
93,133		Motorola, Inc	1,700,609
16,943	*	Power Integrations, Inc	365,460
70,544		Qualcomm, Inc	2,328,657
25,414		Xilinx, Inc	648,057

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	22,702,788

FOOD AND KINDRED PRODUCTS - 2.64%
26,661		Coca-Cola Co	1,113,097
73,672		PepsiCo, Inc	3,973,131

		TOTAL FOOD AND KINDRED PRODUCTS	5,086,228

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Income Fund

SHARES			VALUE

FOOD STORES - 0.42%
43,000	*	Kroger Co	$818,290

		TOTAL FOOD STORES	818,290

FURNITURE AND HOMEFURNISHINGS STORES - 1.77%
50,573	*	Bed Bath & Beyond, Inc	2,112,940
18,880		Best Buy Co, Inc	1,294,224

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,407,164

GENERAL MERCHANDISE STORES - 1.72%
24,400		Target Corp	1,327,604
41,152		Wal-Mart Stores, Inc	1,983,526

		TOTAL GENERAL MERCHANDISE STORES	3,311,130

HEALTH SERVICES - 3.00%
26,139	*	Coventry Health Care, Inc	1,849,334
49,652	*	Express Scripts, Inc	2,481,607
26,700	*	Triad Hospitals, Inc	1,458,888

		TOTAL HEALTH SERVICES	5,789,829

HOLDING AND OTHER INVESTMENT OFFICES - 1.03%
37,500		Honeywell International, Inc	1,373,625
194,160		Macquarie Infrastructure Group	612,543

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,986,168

HOTELS AND OTHER LODGING PLACES - 1.54%
14,402	*	Aztar Corp	493,268
104,144		Hilton Hotels Corp	2,483,835

		TOTAL HOTELS AND OTHER LODGING PLACES	2,977,103

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.83%
28,016		American Standard Cos, Inc	1,174,431
50,795	*	Dell, Inc	2,006,910
40,898	*	EMC Corp	560,712
81,646		Hewlett-Packard Co	1,919,497
16,920		International Business Machines Corp	1,255,464
16,800		International Game Technology	472,920

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	7,389,934

INSTRUMENTS AND RELATED PRODUCTS - 2.11%
31,200	*	Fisher Scientific International, Inc	2,024,880
11,555	*	St. Jude Medical, Inc	503,914
20,300	*	Zimmer Holdings, Inc	1,546,251

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,075,045

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Income Fund

SHARES			VALUE

INSURANCE CARRIERS - 3.19%
81,538		American International Group, Inc	$4,737,358
35,762		St. Paul Travelers Cos, Inc	1,413,672

		TOTAL INSURANCE CARRIERS	6,151,030

MISCELLANEOUS RETAIL - 0.73%
71,800	*	Marvel Enterprises, Inc	1,415,896

		TOTAL MISCELLANEOUS RETAIL	1,415,896

MOTION PICTURES - 2.83%
93,224		News Corp (Class A)	1,508,364
141,577	*	Time Warner, Inc	2,365,752
8,297	*	UBISOFT Entertainment	414,748
46,667		Walt Disney Co	1,175,075

		TOTAL MOTION PICTURES	5,463,939

NONDEPOSITORY INSTITUTIONS - 3.99%
40,626		American Express Co	2,162,522
65,003		Fannie Mae	3,796,175
34,192		SLM Corp	1,736,954

		TOTAL NONDEPOSITORY INSTITUTIONS	7,695,651

OIL AND GAS EXTRACTION - 3.20%
39,133		EOG Resources, Inc	2,222,754
21,344		Halliburton Co	1,020,670
18,302		Schlumberger Ltd	1,389,854
28,737	*	Transocean, Inc	1,550,936

		TOTAL OIL AND GAS EXTRACTION	6,184,214

PETROLEUM AND COAL PRODUCTS - 5.14%
40,118		ConocoPhillips	2,306,384
116,404		ExxonMobil Corp	6,689,738
17,314		Marathon Oil Corp	924,048

		TOTAL PETROLEUM AND COAL PRODUCTS	9,920,170

PRINTING AND PUBLISHING - 0.96%
33,100	Harte-Hanks, Inc	984,063
27,239	Viacom, Inc (Class B)	872,193

	TOTAL PRINTING AND PUBLISHING	1,856,256

RAILROAD TRANSPORTATION - 0.63%
28,535	CSX Corp	1,217,303

	TOTAL RAILROAD TRANSPORTATION	1,217,303

SECURITY AND COMMODITY BROKERS - 1.47%
19,174	Lehman Brothers Holdings, Inc	1,903,595
17,969	Morgan Stanley	942,833

	TOTAL SECURITY AND COMMODITY BROKERS	2,846,428

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Growth Income Fund

SHARES			VALUE

TEXTILE MILL PRODUCTS - 0.02%
1,213	*	Volcom, Inc	$32,472

		TOTAL TEXTILE MILL PRODUCTS	32,472

TOBACCO PRODUCTS - 3.98%
118,754		Altria Group, Inc	7,678,634

		TOTAL TOBACCO PRODUCTS	7,678,634

TRANSPORTATION EQUIPMENT - 2.72%
27,086		Boeing Co	1,787,676
9,100		General Dynamics Corp	996,814
44,800		Northrop Grumman Corp	2,475,200

		TOTAL TRANSPORTATION EQUIPMENT	5,259,690

TRANSPORTATION SERVICES - 0.62%
17,117		UTI Worldwide, Inc	1,191,686

		TOTAL TRANSPORTATION SERVICES	1,191,686

WHOLESALE TRADE-DURABLE GOODS - 1.25%
37,083		Johnson & Johnson	2,410,395

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,410,395

WHOLESALE TRADE-NONDURABLE GOODS - 0.34%
21,454	*	United Natural Foods, Inc	651,558

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	651,558

		TOTAL COMMON STOCKS	192,949,637
		(Cost $187,700,580)

		TOTAL PORTFOLIO - 99.98%	192,949,637
		(Cost $187,700,580)

		OTHER ASSETS & LIABILITIES, NET - 0.02%	34,175

		NET ASSETS -100.00%	$192,983,812

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRIES (UNAUDITED)
June 30, 2005

	VALUE	%

DOMESTIC
UNITED STATES	$8,187,402	1.06

TOTAL DOMESTIC	8,187,402	1.06

FOREIGN
AUSTRALIA	38,259,699	4.94
DENMARK	3,555,955	0.46
FINLAND	26,744,033	3.45
FRANCE	88,235,870	11.39
GERMANY	112,895,341	14.57
HONG KONG	18,238,712	2.35
INDIA	4,945,299	0.64
ITALY	38,942,001	5.03
JAPAN	160,549,576	20.72
NETHERLANDS	20,499,323	2.65
NEW ZEALAND	1,732,234	0.22
SINGAPORE	6,105,085	0.79
SPAIN	20,086,001	2.59
SWEDEN	1,060,111	0.14
SWITZERLAND	111,898,558	14.45
UNITED KINGDOM	112,742,675	14.55

TOTAL FOREIGN	766,490,473	98.94

TOTAL PORTFOLIO	$774,677,875	100.00

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.58%

APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
94,000		Kuraray Co Ltd	$888,378
818,000		Toyobo Co Ltd	1,904,753

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,793,131

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.30%
557,000		Fuji Heavy Industries Ltd	2,311,095

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,311,095

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.71%
77,000		Sumitomo Forestry Co Ltd	741,982
595,616		Wolseley plc	12,490,915

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	13,232,897

BUSINESS SERVICES - 5.34%
61	*	Access Co Ltd	1,242,942
348,642		Adecco S.A. (Regd)	15,822,165
926,825		Cintra Concesiones de Infraestructuras de Transporte S.A.	10,861,892
17,800		Otsuka Corp	1,504,752
3,314		Rakuten, Inc	2,632,976
14,804		SAP AG.	2,567,314
94,400		Sumisho Computer Systems Corp	2,206,840
57,500		Secom Co Ltd	2,469,237
27,100		Sumisho Lease Co Ltd	942,926
34,568		Tata Consultancy Services Ltd	1,072,768

		TOTAL BUSINESS SERVICES	41,323,812

CHEMICALS AND ALLIED PRODUCTS - 10.44%
2,514,000		Global Bio-Chem Technology Group Co Ltd	1,556,862
189,250	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	3,165
280,570		GlaxoSmithKline plc	6,782,395
89,500		JSR Corp	1,874,516
127,000		Kaken Pharmaceutical Co Ltd	869,766
67,000		Kao Corp	1,575,636
47,500		Kose Corp	1,638,296
265,787		Lonza Group AG. (Regd)	14,686,759
338,000		Nippon Paint Co Ltd	1,246,494
137,601		Novartis AG. (Regd)	6,534,875
16,000		Ono Pharmaceutical Co Ltd	757,629
367,573		Reckitt Benckiser plc	10,801,988
21,634		Roche Holding AG. (Genusscheine)	2,730,566
247,754		Sanofi-Aventis	20,298,873

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES		VALUE

32,200	Shin-Etsu Chemical Co Ltd	$1,219,424
69,000	Taisho Pharmaceutical Co Ltd	1,340,796
91,400	Takeda Pharmaceutical Co Ltd	4,523,609
503,000	Teijin Ltd	2,329,907

	TOTAL CHEMICALS AND ALLIED PRODUCTS	80,771,556

COMMUNICATIONS - 3.82%
238,474	Deutsche Telekom AG. (Regd)	4,395,486
688	KDDI Corp	3,178,189
1,022,125	KPN NV	8,551,989
2,065	SKY Perfect Communications, Inc	1,554,180
162,582	Telecom Corp of New Zealand Ltd	680,150
172,928	Telefonica S.A.	2,822,249
3,427,587	Vodafone Group plc	8,336,843

	TOTAL COMMUNICATIONS	29,519,086

DEPOSITORY INSTITUTIONS - 16.13%
3,000	v*	Ashikaga Financial Group, Inc	—
124,721		Australia & New Zealand Banking Group Ltd	2,062,345
60,682		BNP Paribas	4,146,269
811,898	*	Bayerische Hypo-und Vereinsbank AG.	21,059,099
98,055		DBS Group Holdings Ltd	828,893
848,882		Depfa Bank plc	13,624,715
43,822		Deutsche Bank AG. (Regd)	3,411,810
486,212		HSBC Holdings plc (United Kingdom)	7,735,252
97,200		Hang Seng Bank Ltd	1,321,944
852		Mizuho Financial Group, Inc	3,833,289
330		Mitsubishi Tokyo Financial Group, Inc	2,784,283
936,000	*	Resona Holdings, Inc	1,733,757
737,567		Royal Bank of Scotland Group plc	22,216,611
1,005,000		Shinsei Bank Ltd	5,398,523
141		Sumitomo Mitsui Financial Group Inc	949,025
419,000		Sumitomo Trust & Banking Co Ltd	2,537,912
51,882		Suncorp-Metway Ltd	793,418
278,277		UBS AG. (Regd)	21,699,900
1,293,244		UniCredito Italiano S.p.A.	6,821,109
121,095		Westpac Banking Corp	1,835,997

		TOTAL DEPOSITORY INSTITUTIONS	124,794,151

EDUCATIONAL SERVICES - 0.12%
28,400		Benesse Corp	908,475

		TOTAL EDUCATIONAL SERVICES	908,475

ELECTRIC, GAS, AND SANITARY SERVICES - 2.33%
196,621		Australian Gas Light Co Ltd	2,129,169
1,936,029		Centrica plc	8,020,419
432,000		Hong Kong & China Gas Co Ltd	876,329
1,541,000		Nissin Co Ltd	2,881,029
95,486		Tata Power Co Ltd	824,296
4,796,000		Xinao Gas Holdings Ltd	3,325,391

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	18,056,633

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.96%
18,945		Advantest Corp	$1,394,851
332,148		Ericsson (LM) (B Shs)	1,060,111
10,100		Hirose Electric Co Ltd	1,107,738
109,423		Kudelski S.A. (Br)	3,990,792
69,000		Kyocera Corp	5,264,459
102,074		Satyam Computer Services Ltd	1,186,794
70,000		Melco Holdings, Inc	1,623,704
259,000		NEC Corp	1,394,185
293,792		Nokia Oyj	4,890,435
18,500		Rohm Co Ltd	1,775,006
199,000		Sharp Corp	3,099,265
89,500		Sony Corp	3,075,183
78,000		Sumitomo Electric Industries Ltd	795,439

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,657,962

FABRICATED METAL PRODUCTS - 0.27%
249,000		NHK Spring Co Ltd	2,088,905

		TOTAL FABRICATED METAL PRODUCTS	2,088,905

FOOD AND KINDRED PRODUCTS - 2.54%
157,849		Coca-Cola Amatil Ltd	947,770
122,141		Groupe Danone	10,705,889
1,053,000		Nisshin Oillio Group Ltd	5,887,285
546,000		Nichirei Corp	2,120,023

		TOTAL FOOD AND KINDRED PRODUCTS	19,660,967

FOOD STORES - 2.03%
39	v*	Casino Guichard-Perrachon S.A. Wts 12/15/05	2
2,593,148		Tesco plc	14,779,423
75,781		Woolworths Ltd	951,007

		TOTAL FOOD STORES	15,730,432

FURNITURE AND HOMEFURNISHINGS STORES - 0.26%
172,300		Hitachi Maxell Ltd	2,023,625

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,023,625

GENERAL BUILDING CONTRACTORS - 0.61%
16,401		Bilfinger Berger AG.	763,696
9,684,000		Shanghai Forte Land Co	2,511,625
128,000		Sumitomo Realty & Development Co Ltd	1,426,496

		TOTAL GENERAL BUILDING CONTRACTORS	4,701,817

HEAVY CONSTRUCTION, EXCEPT BUILDING - 3.04%
9,406		Multiplex Group	20,664
282,789		Vinci S.A.	23,510,505

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	23,531,169

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 4.69%
47,411		Housing Development Finance Corp	$961,299
206,642		Macquarie Infrastructure Group	651,922
1,599,300		Noble Group Ltd	1,369,539
92,899		Nobel Biocare Holding AG.	18,820,647
2,163,000		Orient Corp	7,657,701
333,000		Sumitomo Corp	2,657,571
80,000		iShares MSCI EAFE Index Fund	4,191,200

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	36,309,879

HOTELS AND OTHER LODGING PLACES - 3.30%
545,912		Accor S.A.	25,536,704

		TOTAL HOTELS AND OTHER LODGING PLACES	25,536,704

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.56%
2,580,617		Futuris Corp Ltd	3,575,286
433,000		Komatsu Ltd	3,348,493
344,167		Rheinmetall AG.	17,341,620
478,000		NSK Ltd	2,445,828
22,100		Riso Kagaku Corp	865,751
2,550,750		Rolls-Royce Group plc (B Shs)	4,595

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	27,581,573

INSTRUMENTS AND RELATED PRODUCTS - 0.27%
51,100		Tokyo Seimitsu Co Ltd	2,051,467

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,051,467

INSURANCE CARRIERS - 1.13%
402,378		AMP Ltd	1,976,464
554,000		Aioi Insurance Co Ltd	2,823,449
303,372		Insurance Australia Group Ltd	1,384,758
243,000		Nipponkoa Insurance Co Ltd	1,574,261
284,629		Promina Group Ltd	1,017,670

		TOTAL INSURANCE CARRIERS	8,776,602

METAL MINING - 0.31%
43,130		Rio Tinto Ltd	1,465,257
413,570	*	Zinifex Ltd	951,128

		TOTAL METAL MINING	2,416,385

MISCELLANEOUS RETAIL - 0.30%
1,348,165		Pacific Brands Ltd	2,321,388

		TOTAL MISCELLANEOUS RETAIL	2,321,388

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES	VALUE

NONDEPOSITORY INSTITUTIONS - 3.11%
282,832		Industrial Development Bank of India Ltd	$661,546
234,259		Deutsche Postbank AG.	11,472,006
308,866		Hypo Real Estate Holding	11,701,699
24,720		ICICI Bank Ltd	238,596

		TOTAL NONDEPOSITORY INSTITUTIONS	24,073,847

OIL AND GAS EXTRACTION - 0.82%
400,664		Origin Energy Ltd	2,318,006
4,068,000		PetroChina Co Ltd (Class H)	2,988,575
12,887		Shell Transport & Trading Co plc	124,832
42,603		Woodside Petroleum Ltd	947,585

		TOTAL OIL AND GAS EXTRACTION	6,378,998

PAPER AND ALLIED PRODUCTS - 0.83%
665,900		Carter Holt Harvey Ltd	1,052,084
190,000		NGK Insulators Ltd	1,843,428
83,026		TDC a/s	3,555,955

		TOTAL PAPER AND ALLIED PRODUCTS	6,451,467

PETROLEUM AND COAL PRODUCTS - 9.52%
1,298,915		BP plc	13,513,984
2,572,000	*	China Shenhua Energy Co Ltd	2,481,572
585,257		ENI S.p.A.	15,044,168
1,362,350		Fortum Oyj	21,853,598
490,000		Nippon Oil Corp	3,318,559
252,156		Repsol YPF S.A.	6,401,861
108,128		Royal Dutch Petroleum Co	7,032,185
17,248		Total S.A.	4,037,626

		TOTAL PETROLEUM AND COAL PRODUCTS	73,683,553

PRIMARY METAL INDUSTRIES - 1.62%
398,610		BHP Billiton Ltd	5,450,834
271,000		NEOMAX Co Ltd	5,972,927
483,000		Nippon Steel Corp	1,117,308

		TOTAL PRIMARY METAL INDUSTRIES	12,541,069

PRINTING AND PUBLISHING - 1.82%
353,074		Reed Elsevier NV	4,915,149
830,485		Reed Elsevier plc	7,935,418
491,000		Singapore Press Holdings Ltd	1,249,094

		TOTAL PRINTING AND PUBLISHING	14,099,661

RAILROAD TRANSPORTATION - 0.27%
341,908		Brambles Industries Ltd	2,120,057

		TOTAL RAILROAD TRANSPORTATION	2,120,057

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

REAL ESTATE - 0.60%
40	*	City Developments Ltd Wts 05/10/06	$120
386,000		Tokyo Tatemono Co Ltd	2,580,019
155,195		Westfield Group	2,093,760

		TOTAL REAL ESTATE	4,673,899

SECURITY AND COMMODITY BROKERS - 1.26%
323,000		Itochu Corp	1,624,810
89,060		Julius Baer Holding AG.	5,450,241
146,000		Matsui Securities Co Ltd	1,558,542
23,874		Macquarie Bank Ltd	1,083,554

		TOTAL SECURITY AND COMMODITY BROKERS	9,717,147

STONE, CLAY, AND GLASS PRODUCTS - 3.89%
703,798		CSR Ltd	1,432,534
364,758		Holcim Ltd (Regd)	22,162,613
19,800		Hoya Corp	2,276,818
481,000		Nippon Sheet Glass Co Ltd	1,875,161
888,000		Sumitomo Osaka Cement Co Ltd	2,351,658

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	30,098,784

TRANSPORTATION BY AIR - 0.17%
153,000		Swire Pacific Ltd (A Shs)	1,348,658

		TOTAL TRANSPORTATION BY AIR	1,348,658

TRANSPORTATION EQUIPMENT - 5.65%
343,050		DaimlerChrysler AG. (Regd)	13,887,023
7,090		ElringKlinger AG.	509,239
2,356,299	*	Fiat S.p.A.	17,076,724
360,000		Keppel Corp Ltd	2,657,438
14,800		Toyota Industries Corp	402,650
255,900		Toyota Motor Corp	9,140,234

		TOTAL TRANSPORTATION EQUIPMENT	43,673,308

TRANSPORTATION SERVICES - 0.00%
328		Ship Finance International Ltd	6,202

		TOTAL TRANSPORTATION SERVICES	6,202

TRUCKING AND WAREHOUSING - 0.26%
366,000		Sumitomo Warehouse Co Ltd	1,977,761

		TOTAL TRUCKING AND WAREHOUSING	1,977,761

WATER TRANSPORTATION - 0.51%
3,708,000	*	COSCO Holdings	1,824,592
347,000		Mitsui OSK Lines Ltd	2,130,376

		TOTAL WATER TRANSPORTATION	3,954,968

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.86%
47,900		Kuroda Electric Co Ltd	$1,123,373
165,800		Terumo Corp	4,774,654
24,038		Wesfarmers Ltd	729,126

		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,627,153

WHOLESALE TRADE-NONDURABLE GOODS - 1.57%
212,915		Altana AG.	12,161,632

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	12,161,632

		TOTAL COMMON STOCKS	770,687,875
		(Cost $733,866,968)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.52%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.52%
$ 3,990,000		Federal Home Loan Bank (FHLB) 2.950%, 07/01/05	3,990,000

		TOTAL SHORT-TERM INVESTMENTS	3,990,000
		(Cost $3,990,000)

		TOTAL PORTFOLIO - 100.10%	774,677,875
		(Cost $737,856,968)

		OTHER ASSETS & LIABILITIES, NET - (0.10)%	(777,610)

		NET ASSETS - 100.00%	$773,900,265

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories to the Statement of Investments. Note that the Funds use more specific industry categories in their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 100.13%
AMUSEMENT AND RECREATION SERVICES - 0.64%
100,296		WMS Industries, Inc	$3,384,990

		TOTAL AMUSEMENT AND RECREATION SERVICES	3,384,990

APPAREL AND ACCESSORY STORES - 0.40%
3,928		DSW, Inc	98,004
101,270		Gap, Inc	2,000,083

		TOTAL APPAREL AND ACCESSORY STORES	2,098,087

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
5,575		Liz Claiborne, Inc	221,662
4,279		VF Corp	244,844

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	466,506

AUTO REPAIR, SERVICES AND PARKING - 0.82%
119,744	*	Lear Corp	4,356,287

		TOTAL AUTO REPAIR, SERVICES AND PARKING	4,356,287

BUSINESS SERVICES - 2.21%
59,700		Automatic Data Processing, Inc	2,505,609
71,966		Gravity Co Ltd (Spon ADR)	618,908
193,373		Manugistics Group, Inc	344,204
272,802		Oracle Corp	3,600,986
162,492		Waste Management, Inc	4,605,023

		TOTAL BUSINESS SERVICES	11,674,730

CHEMICALS AND ALLIED PRODUCTS - 8.96%
72,056		Andrx Corp	1,463,457
38,527	*	Bristol-Myers Squibb Co	962,404
65,446		Colgate-Palmolive Co	3,266,410
83,068	*	Dow Chemical Co	3,699,018
55,795	*	Du Pont (E.I.) de Nemours & Co	2,399,743
72,317		Forest Laboratories, Inc	2,809,515
73,690	*	Lyondell Chemical Co	1,946,890
166,155		Merck & Co, Inc	5,117,574
65,513		OSI Pharmaceuticals, Inc	2,677,516
426,691		Pfizer, Inc	11,768,138
2,036,606		Rhodia S.A. (Spon ADR)	3,625,159
170,696		Wyeth	7,595,972

		TOTAL CHEMICALS AND ALLIED PRODUCTS	47,331,796

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

COMMUNICATIONS - 5.57%
41,914	*	AT&T Corp	$798,043
66,970		Adtran, Inc	1,660,186
26,090	*	Alltel Corp	1,624,885
293,536	*	BellSouth Corp	7,799,252
28,429		NeuStar, Inc	727,782
153,512		SBC Communications, Inc	3,645,910
190,803	*	Sprint Corp	4,787,247
242,320	*	Verizon Communications, Inc	8,372,156

		TOTAL COMMUNICATIONS	29,415,461

DEPOSITORY INSTITUTIONS - 18.67%
347,134		Bank of America Corp	15,832,782
71,546		Bank of New York Co, Inc	2,059,094
500,303		Citigroup, Inc	23,129,008
141,100		Fifth Third Bancorp	5,814,731
71,500		Greater Bay Bancorp	1,885,455
549,763		Hudson City Bancorp, Inc	6,272,796
455,062	*	JPMorgan Chase & Co	16,072,790
801	*	National City Corp	27,330
1,532		New York Community Bancorp, Inc	27,760
115,207		Northern Trust Corp	5,252,287
77,085	*	SunTrust Banks, Inc	5,568,620
97,207		U.S. Bancorp	2,838,444
41,286		Wachovia Corp	2,047,786
47,558		Washington Mutual, Inc	1,935,135
160,682		Wells Fargo & Co	9,894,797

		TOTAL DEPOSITORY INSTITUTIONS	98,658,815

EATING AND DRINKING PLACES - 1.49%
196,635	*	Brinker International, Inc	7,875,232

		TOTAL EATING AND DRINKING PLACES	7,875,232

ELECTRIC, GAS, AND SANITARY SERVICES - 6.50%
215,286		Allegheny Energy, Inc	5,429,513
211,160		CMS Energy Corp	3,180,069
709,600		Calpine Corp	2,412,640
188,873		Centerpoint Energy, Inc	2,495,012
66,483	*	DPL, Inc	1,824,958
25,398		Dominion Resources, Inc	1,863,959
34,557		Duke Energy Corp	1,027,380
230,000		Dynegy, Inc (Class A)	1,117,800
97,881		Exelon Corp	5,024,232
4,034		Kinder Morgan, Inc	335,629
5,774		MDU Resources Group, Inc	162,654
19,194		NRG Energy, Inc	721,694
36,586	*	OGE Energy Corp	1,058,799
68,998		PG&E Corp	2,590,185
77,576		PPL Corp	4,606,463
12,065		SCANA Corp	515,296

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	34,366,283

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.89%
3,711,710		Alstom	$3,684,735
1,202,525		Atmel Corp	2,849,984
141,673		Fairchild Semiconductor International, Inc	2,089,677
177,158		General Electric Co	6,138,525
258,527	*	Micron Technology, Inc	2,639,561
338,210		PMC-Sierra, Inc	3,155,499

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	20,557,981

FABRICATED METAL PRODUCTS - 0.75%
49,787		Illinois Tool Works, Inc	3,967,028

		TOTAL FABRICATED METAL PRODUCTS	3,967,028

FOOD AND KINDRED PRODUCTS - 1.56%
228,422	*	Coca-Cola Enterprises, Inc	5,027,568
51,704		Molson Coors Brewing Co (Class B)	3,205,648

		TOTAL FOOD AND KINDRED PRODUCTS	8,233,216

FOOD STORES - 1.01%
280,932	*	Kroger Co	5,346,136

		TOTAL FOOD STORES	5,346,136

GENERAL MERCHANDISE STORES - 0.04%
1,961		Neiman Marcus Group, Inc (Class A)	190,060

		TOTAL GENERAL MERCHANDISE STORES	190,060

HEALTH SERVICES - 0.77%
332,971		Tenet Healthcare Corp	4,075,565

		TOTAL HEALTH SERVICES	4,075,565

HOLDING AND OTHER INVESTMENT OFFICES - 3.00%
15,386	*	AvalonBay Communities, Inc	1,243,189
14,241		Boston Properties, Inc	996,870
11		Cross Timbers Royalty Trust	447
133,300		Deerfield Triarc Capital Corp	2,091,477
10,782		General Growth Properties, Inc	443,032
212,433		Honeywell International, Inc	7,781,421
42,958		KKR Financial Corp	1,073,950
53,650	*	iStar Financial, Inc	2,231,304

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,861,690

HOTELS AND OTHER LODGING PLACES - 0.99%
76,963	*	Accor S.A.	3,600,180
80,715		Great Wolf Resorts, Inc	1,649,815

		TOTAL HOTELS AND OTHER LODGING PLACES	5,249,995

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.72%
552,734		Brocade Communications Systems, Inc	$2,144,608
10,118		Caterpillar, Inc	964,347
57,479		Deere & Co	3,764,300
483,684		Hewlett-Packard Co	11,371,411
237,150	*	NYFIX, Inc	1,401,556

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	19,646,222

INSTRUMENTS AND RELATED PRODUCTS - 1.53%
148,437	*	Boston Scientific Corp	4,007,799
104,758		Raytheon Co	4,098,133

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,105,932

INSURANCE AGENTS, BROKERS AND SERVICE - 1.62%
308,267		Marsh & McLennan Cos, Inc	8,538,996

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	8,538,996

INSURANCE CARRIERS - 4.82%
27,098		Allstate Corp	1,619,106
161,567		American International Group, Inc	9,387,043
51,356	*	Genworth Financial, Inc	1,552,492
92,457		Max Re Capital Ltd	2,117,265
23,411		Prudential Financial, Inc	1,537,166
233,623	*	St. Paul Travelers Cos, Inc	9,235,117

		TOTAL INSURANCE CARRIERS	25,448,189

MISCELLANEOUS RETAIL - 2.15%
68,144	*	Office Depot, Inc	1,556,409
65,565		Sears Holdings Corp	9,826,227

		TOTAL MISCELLANEOUS RETAIL	11,382,636

MOTION PICTURES - 2.88%
331,119		Liberty Media Corp (Class A)	3,374,103
20		News Corp (Class A)	324
708,137		Time Warner, Inc	11,832,969

		TOTAL MOTION PICTURES	15,207,396

NONDEPOSITORY INSTITUTIONS - 3.74%
1,478		Aegon NV (ARS)	19,022
164,022	*	Fannie Mae	9,578,885
49,595		Freddie Mac	3,235,082
264,330		MBNA Corp	6,914,873

		TOTAL NONDEPOSITORY INSTITUTIONS	19,747,862

OIL AND GAS EXTRACTION - 2.57%
29,102	*	Bill Barrett Corp	860,837
102,105		Devon Energy Corp	5,174,681
2,927	*	Equitable Resources, Inc	199,036
1,783		Noble Corp	109,672

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

38,872	*	Noble Energy, Inc	$2,940,667
2,432	*	Pogo Producing Co	126,269
53,660		Schlumberger Ltd	4,074,940
2,900		W&T Offshore, Inc	69,803

		TOTAL OIL AND GAS EXTRACTION	13,555,905

PAPER AND ALLIED PRODUCTS - 1.28%
123,868		Georgia-Pacific Corp	3,939,002
76,052		Temple-Inland, Inc	2,825,332

		TOTAL PAPER AND ALLIED PRODUCTS	6,764,334

PETROLEUM AND COAL PRODUCTS - 9.28%
234,811		ChevronTexaco Corp	13,130,631
100,750		ConocoPhillips	5,792,118
489,477		ExxonMobil Corp	28,130,243
36,973		Marathon Oil Corp	1,973,249

		TOTAL PETROLEUM AND COAL PRODUCTS	49,026,241

PRIMARY METAL INDUSTRIES - 0.13%
14,643	*	Nucor Corp	668,014

		TOTAL PRIMARY METAL INDUSTRIES	668,014

PRINTING AND PUBLISHING - 1.96%
19,556		Tribune Co	687,980
301,704		Viacom, Inc (Class B)	9,660,562

		TOTAL PRINTING AND PUBLISHING	10,348,542

REAL ESTATE - 0.02%
1,357		Forest City Enterprises, Inc (Class A)	96,347

		TOTAL REAL ESTATE	96,347

SECURITY AND COMMODITY BROKERS - 2.33%
77,104		E*Trade Financial Corp	1,078,685
38,122		Merrill Lynch & Co, Inc	2,097,091
174,564	*	Morgan Stanley	9,159,373

		TOTAL SECURITY AND COMMODITY BROKERS	12,335,149

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
1,424		Lafarge North America, Inc	88,915

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	88,915

TOBACCO PRODUCTS - 2.19%
178,766	*	Altria Group, Inc	11,559,009

		TOTAL TOBACCO PRODUCTS	11,559,009

 TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.57%
74,850	*	Continental Airlines, Inc (Class B)	$994,008
443,549		Northwest Airlines Corp	2,022,583

		TOTAL TRANSPORTATION BY AIR	3,016,591

TRANSPORTATION EQUIPMENT - 1.94%
1,072,915		Delphi Corp	4,989,055
11,000		General Dynamics Corp	1,204,940
1,644	*	Genuine Parts Co	67,552
800		Navistar International Corp	25,600
71,958	*	Northrop Grumman Corp	3,975,679

		TOTAL TRANSPORTATION EQUIPMENT	10,262,826

WHOLESALE TRADE-NONDURABLE GOODS - 0.02%
4,400		Safeway, Inc	99,396

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	99,396

		TOTAL COMMON STOCKS	529,008,360
		(Cost $505,386,112)

		TOTAL PORTFOLIO - 100.13%	529,008,360
		(Cost $505,386,112)

		OTHER ASSETS & LIABILITIES, NET - (0.13)%	(679,060)

		NET ASSETS -100.00%	$528,329,300

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.86%

AMUSEMENT AND RECREATION SERVICES - 0.40%
10,233		Harrah's Entertainment, Inc	$737,492

		TOTAL AMUSEMENT AND RECREATION SERVICES	737,492

APPAREL AND ACCESSORY STORES - 1.94%
18,236		Abercrombie & Fitch Co (Class A)	1,252,813
17,206	*	Chico's FAS, Inc	589,822
31,708		Foot Locker, Inc	863,092
12,852		Nordstrom, Inc	873,550

		TOTAL APPAREL AND ACCESSORY STORES	3,579,277

AUTO REPAIR, SERVICES AND PARKING - 0.48%
24,094		Lear Corp	876,540

		TOTAL AUTO REPAIR, SERVICES AND PARKING	876,540

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.26%
7,300	*	Advance Auto Parts	471,215

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	471,215

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.85%
33,362		Sherwin-Williams Co	1,571,017

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,571,017

BUSINESS SERVICES - 9.69%
50,514	*	Activision, Inc	834,491
6,578	*	Affiliated Computer Services, Inc (Class A)	336,136
25,315	*	Autodesk, Inc	870,077
52,424	*	Cogent, Inc	1,496,705
23,511	*	Cognizant Technology Solutions Corp	1,108,073
27,323	*	DST Systems, Inc	1,278,716
8,628	*	Fiserv, Inc	370,573
11,091	*	Getty Images, Inc	823,618
11,594	*	Intuit, Inc	523,005
59,740	*	Juniper Networks, Inc	1,504,253
19,869	*	Kanbay International, Inc	459,173
58,073	*	McAfee, Inc	1,520,351
42,614	*	Monster Worldwide, Inc	1,222,170
8,886	*	Macromedia, Inc	339,623
33,601	*	Mercury Interactive Corp	1,288,934
27,400	*	NAVTEQ Corp	1,018,732

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

87,592	*	Sapient Corp	$694,605
74,511	*	VeriSign, Inc	2,142,936

		TOTAL BUSINESS SERVICES	17,832,171

CHEMICALS AND ALLIED PRODUCTS - 7.27%
19,065	*	American Pharmaceutical Partners, Inc	786,431
44,990	*	Andrx Corp	913,747
9,841		Avery Dennison Corp	521,179
26,977	*	Charles River Laboratories International, Inc	1,301,640
38,064		Ecolab, Inc	1,231,751
46,583		Estee Lauder Cos (Class A)	1,822,793
18,912	*	Forest Laboratories, Inc	734,731
14,185	*	Genzyme Corp	852,377
25,547		Medicis Pharmaceutical Corp (Class A)	810,606
6,686	*	OSI Pharmaceuticals, Inc	273,257
20,356	*	Protein Design Labs, Inc	411,395
45,185	*	Sepracor, Inc	2,711,552
41,787	*	VCA Antech, Inc	1,013,335

		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,384,794

COAL MINING - 1.45%
33,268		Consol Energy, Inc	1,782,499
17,179		Peabody Energy Corp	893,995

		TOTAL COAL MINING	2,676,494

COMMUNICATIONS - 4.91%
17,751	*	Cablevision Systems Corp (Class A)	571,582
18,582		Global Payments, Inc	1,259,860
11,633	*	Liberty Global, Inc	542,912
20,153	*	NeuStar, Inc	515,917
27,077	*	NII Holdings, Inc (Class B)	1,731,303
44,484	*	Nextel Partners, Inc (Class A)	1,119,662
57,593	*	Univision Communications, Inc (Class A)	1,586,687
50,859	*	XM Satellite Radio Holdings, Inc	1,711,914

		TOTAL COMMUNICATIONS	9,039,837

DEPOSITORY INSTITUTIONS - 2.79%
192,757		Hudson City Bancorp, Inc	2,199,357
32,848		Investors Financial Services Corp	1,242,311
40,493		North Fork Bancorp, Inc	1,137,448
19,071		Synovus Financial Corp	546,766

		TOTAL DEPOSITORY INSTITUTIONS	5,125,882

EATING AND DRINKING PLACES - 1.96%
51,376	*	Brinker International, Inc	2,057,609
44,737	*	The Cheesecake Factory, Inc	1,553,716

		TOTAL EATING AND DRINKING PLACES	3,611,325

ELECTRIC, GAS, AND SANITARY SERVICES - 0.65%
73,417	*	AES Corp	1,202,570

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,202,570

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.74%
17,035	*	Altera Corp	$337,634
39,804		Amphenol Corp (Class A)	1,598,927
69,230		Analog Devices, Inc	2,582,971
13,714	*	Broadcom Corp (Class A)	486,984
77,133	*	Comverse Technology, Inc	1,824,195
37,842	*	Cymer, Inc	997,137
44,025	*	Dolby Laboratories, Inc (Class A)	971,192
12,542		Harman International Industries, Inc	1,020,417
18,253		L-3 Communications Holdings, Inc	1,397,815
50,372		Linear Technology Corp	1,848,149
26,963	*	Marvell Technology Group Ltd	1,025,673
16,983		Microchip Technology, Inc	503,036
105,701		National Semiconductor Corp	2,328,593
72,627	*	Network Appliance, Inc	2,053,165
44,329	*	Novellus Systems, Inc	1,095,370
70,559	*	PMC-Sierra, Inc	658,315
20,495		Rockwell Collins, Inc	977,202
183,254	*	Sirius Satellite Radio, Inc	1,187,486
93,682		Xilinx, Inc	2,388,891

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	25,283,152

ENGINEERING AND MANAGEMENT SERVICES - 6.08%
26,982	*	CV Therapeutics, Inc	604,936
7,954	*	Celgene Corp	324,285
14,041		Corporate Executive Board Co	1,099,832
29,901	*	Gen-Probe, Inc	1,083,313
30,632	*	Jacobs Engineering Group, Inc	1,723,356
55,500		Moody's Corp	2,495,280
36,165		Paychex, Inc	1,176,809
50,176		Quest Diagnostics, Inc	2,672,876

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	11,180,687

FOOD AND KINDRED PRODUCTS - 1.50%
13,219		Campbell Soup Co	406,749
57,937		McCormick & Co, Inc (Non-Vote)	1,893,381
15,937		Pepsi Bottling Group, Inc	455,958

		TOTAL FOOD AND KINDRED PRODUCTS	2,756,088

FOOD STORES - 0.33%
5,158		Whole Foods Market, Inc	610,191

		TOTAL FOOD STORES	610,191

FURNITURE AND FIXTURES - 1.05%
62,565		Herman Miller, Inc	1,929,505

		TOTAL FURNITURE AND FIXTURES	1,929,505

FURNITURE AND HOMEFURNISHINGS STORES - 2.65%
90,419	*	Bed Bath & Beyond, Inc	3,777,706
33,631	*	GameStop Corp (Class A)	1,100,070

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	4,877,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

GENERAL BUILDING CONTRACTORS - 2.04%
10,576		Lennar Corp (Class A)	$671,047
1,882	*	NVR, Inc	1,524,420
18,463		Pulte Homes, Inc	1,555,508

		TOTAL GENERAL BUILDING CONTRACTORS	3,750,975

GENERAL MERCHANDISE STORES - 1.42%
28,460		Family Dollar Stores, Inc	742,806
76,580		TJX Cos, Inc	1,864,723

		TOTAL GENERAL MERCHANDISE STORES	2,607,529

HEALTH SERVICES - 5.28%
4,046	*	Coventry Health Care, Inc	286,255
36,762	*	DaVita, Inc	1,671,936
61,905	*	Express Scripts, Inc	3,094,012
11,700	*	Laboratory Corp of America Holdings	583,830
18,626	*	Medco Health Solutions, Inc	993,883
27,236		Manor Care, Inc	1,082,086
36,734	*	Triad Hospitals, Inc	2,007,146

		TOTAL HEALTH SERVICES	9,719,148

HOTELS AND OTHER LODGING PLACES - 3.17%
42,571	*	Great Wolf Resorts, Inc	870,151
128,776		Hilton Hotels Corp	3,071,308
28,421		Station Casinos, Inc	1,887,154

		TOTAL HOTELS AND OTHER LODGING PLACES	5,828,613

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.33%
75,526		American Standard Cos, Inc	3,166,050
27,275	*	Apple Computer, Inc	1,003,993
5,216		Black & Decker Corp	468,658
25,887		Eaton Corp	1,550,631
25,262	*	Jabil Circuit, Inc	776,301
17,400	*	Lam Research Corp	503,556
13,910		Rockwell Automation, Inc	677,556
10,177	*	Sandisk Corp	241,500
9,841		Smith International, Inc	626,872
33,821		Symbol Technologies, Inc	333,813
12,080	*	Varian Medical Systems, Inc	450,946

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,799,876

INSTRUMENTS AND RELATED PRODUCTS - 4.92%
4,567		Allergan, Inc	389,291
25,180		Bard (C.R.), Inc	1,674,722
73,661		Biomet, Inc	2,551,617
29,298	*	Fisher Scientific International, Inc	1,901,440
58,000	*	St. Jude Medical, Inc	2,529,380

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,046,450

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
23,148		Marsh & McLennan Cos, Inc	$641,200

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	641,200

INSURANCE CARRIERS - 0.71%
18,844	*	WellChoice, Inc	1,309,093

		TOTAL INSURANCE CARRIERS	1,309,093

LEATHER AND LEATHER PRODUCTS - 0.83%
45,372	*	Coach, Inc	1,523,138

		TOTAL LEATHER AND LEATHER PRODUCTS	1,523,138

METAL MINING - 0.15%
7,259		Freeport-McMoRan Copper & Gold, Inc (Class A)	271,777

		TOTAL METAL MINING	271,777

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
13,946		Fortune Brands, Inc	1,238,405

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,238,405

OIL AND GAS EXTRACTION - 6.10%
7,002		BJ Services Co	367,465
38,297		Baker Hughes, Inc	1,959,275
42,959		ENSCO International, Inc	1,535,784
49,920		EOG Resources, Inc	2,835,456
22,087		Equitable Resources, Inc	1,501,916
25,423		GlobalSantaFe Corp	1,037,258
14,153		Noble Energy, Inc	1,070,674
27,201		XTO Energy, Inc	924,562

		TOTAL OIL AND GAS EXTRACTION	11,232,390

PERSONAL SERVICES - 0.95%
45,463		Cintas Corp	1,754,872

		TOTAL PERSONAL SERVICES	1,754,872

PETROLEUM AND COAL PRODUCTS - 0.93%
18,526		Murphy Oil Corp	967,613
6,491		Sunoco, Inc	737,897

		TOTAL PETROLEUM AND COAL PRODUCTS	1,705,510

REAL ESTATE - 0.64%
26,857	*	CB Richard Ellis Group, Inc	1,177,948

		TOTAL REAL ESTATE	1,177,948

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Fund

SHARES/PRINCIPAL			VALUE

SECURITY AND COMMODITY BROKERS - 3.43%
73,624	*	Ameritrade Holding Corp	$1,368,670
29,030	*	GFI Group, Inc	1,033,468
33,745		Greenhill & Co, Inc	1,367,010
8,929		Legg Mason, Inc	929,598
30,668		Nuveen Investments, Inc	1,153,730
7,442		T Rowe Price Group, Inc	465,869

		TOTAL SECURITY AND COMMODITY BROKERS	6,318,345

TRANSPORTATION BY AIR - 0.86%
113,979		Southwest Airlines Co	1,587,727

		TOTAL TRANSPORTATION BY AIR	1,587,727

TRANSPORTATION EQUIPMENT - 2.23%
30,100		ITT Industries, Inc	2,938,663
10,022		Paccar, Inc	681,496
22,283	*	Pactiv Corp	480,867

		TOTAL TRANSPORTATION EQUIPMENT	4,101,026

TRANSPORTATION SERVICES - 0.91%
22,738		C.H. Robinson Worldwide, Inc	1,323,352
7,177		Expeditors International of Washington, Inc	357,486

		TOTAL TRANSPORTATION SERVICES	1,680,838

WATER TRANSPORTATION - 0.94%
35,836		Royal Caribbean Cruises Ltd	1,733,029

		TOTAL WATER TRANSPORTATION	1,733,029

		TOTAL COMMON STOCKS	183,773,902
		(Cost $161,959,898)

SHORT-TERM INVESTMENTS - 0.46%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.46%
$ 850,000		Federal Home Loan Bank (FHLB) 2.950%, 07/01/05	850,000

		TOTAL SHORT-TERM INVESTMENTS	850,000
		(Cost $850,000)

		TOTAL PORTFOLIO - 100.32%	184,623,902
		(Cost $162,809,898)

		OTHER ASSETS & LIABILITIES, NET - (0.32)%	(595,716)

		NET ASSETS - 100.00%	$184,028,186

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.02%
AMUSEMENT AND RECREATION SERVICES - 0.52%
15,036		Harrah's Entertainment, Inc	$1,083,644
17,000	*	WMS Industries, Inc	573,750

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,657,394

AUTO REPAIR, SERVICES AND PARKING - 0.28%
25,000		Lear Corp	909,500

		TOTAL AUTO REPAIR, SERVICES AND PARKING	909,500

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.39%
26,500		Sherwin-Williams Co	1,247,885

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,247,885

BUSINESS SERVICES - 1.84%
28,500	*	Affiliated Computer Services, Inc (Class A)	1,456,350
31,000		Automatic Data Processing, Inc	1,301,070
71,000	*	Earthlink, Inc	614,860
90,000		Waste Management, Inc	2,550,600

		TOTAL BUSINESS SERVICES	5,922,880

CHEMICALS AND ALLIED PRODUCTS - 5.19%
35,500		Akzo Nobel NV (Spon ADR)	1,394,795
32,000		Albemarle Corp	1,167,040
70,000	*	Celanese Corp (Series A)	1,112,300
24,000		Cabot Corp	792,000
37,000		Cytec Industries, Inc	1,472,600
61,000		Engelhard Corp	1,741,550
30,000	*	Huntsman Corp	608,100
60,000		Lyondell Chemical Co	1,585,200
30,000	*	OM Group, Inc	740,700
30,000		PPG Industries, Inc	1,882,800
600,000	*	Rhodia S.A. (Spon ADR)	1,068,000
40,500		Rohm & Haas Co	1,876,770
13,500		Sigma-Aldrich Corp	756,540
60,000	*	WR Grace & Co	467,400

		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,665,795

COAL MINING - 0.29%
18,000		Peabody Energy Corp	936,720

		TOTAL COAL MINING	936,720

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

COMMUNICATIONS - 3.01%
92,000	*	Cablevision Systems Corp (Class A)	$2,962,400
11,000		CenturyTel, Inc	380,930
51,000		Clear Channel Communications, Inc	1,577,430
40,000		EchoStar Communications Corp (Class A)	1,206,000
54,000	*	Entercom Communications Corp	1,797,660
85,000		PanAmSat Holding Corp	1,743,350

		TOTAL COMMUNICATIONS	9,667,770

DEPOSITORY INSTITUTIONS - 9.39%
50,000		AmSouth Bancorp	1,300,000
12,750		Astoria Financial Corp	362,993
101,000		Bank of New York Co, Inc	2,906,780
12,000		Cullen/Frost Bankers, Inc	571,800
20,000		Greater Bay Bancorp	527,400
885,132		Hudson City Bancorp, Inc	10,099,356
25,000		Independence Community Bank Corp	923,250
65,000		Marshall & Ilsley Corp	2,889,250
30,000		Mercantile Bankshares Corp	1,545,900
91,000		New York Community Bancorp, Inc	1,648,920
107,000		North Fork Bancorp, Inc	3,005,630
40,000		Northern Trust Corp	1,823,600
52,000		Valley National Bancorp	1,215,760
18,000		Zions Bancorp	1,323,540

		TOTAL DEPOSITORY INSTITUTIONS	30,144,179

EATING AND DRINKING PLACES - 0.93%
107,000		AFC Enterprises	1,410,260
39,000	*	Brinker International, Inc	1,561,950

		TOTAL EATING AND DRINKING PLACES	2,972,210

ELECTRIC, GAS, AND SANITARY SERVICES - 10.80%
130,000	*	Allegheny Energy, Inc	3,278,600
55,000	*	CMS Energy Corp	828,300
25,000		Cinergy Corp	1,120,500
43,000		Constellation Energy Group, Inc	2,480,670
20,000		DPL, Inc	549,000
26,000		DTE Energy Co	1,216,020
25,000		Energy East Corp	724,500
56,000		FPL Group, Inc	2,355,360
43,500		FirstEnergy Corp	2,092,785
18,000		KeySpan Corp	732,600
54,000		NorthWestern Corp	1,702,080
35,000	*	NRG Energy, Inc	1,316,000
30,000		National Fuel Gas Co	867,300
30,000		NiSource, Inc	741,900
25,000		Northeast Utilities	521,500
60,000		PG&E Corp	2,252,400
40,000		PPL Corp	2,375,200
19,000		Pepco Holdings, Inc	454,860
61,000		Public Service Enterprise Group, Inc	3,710,020
20,000		Questar Corp	1,318,000
15,000		TXU Corp	1,246,350
75,000		Williams Cos, Inc	1,425,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

70,000		Xcel Energy, Inc	$1,366,400

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	34,675,345

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.01%
62,500	*	Agere Systems, Inc	750,000
30,000		Analog Devices, Inc	1,119,300
270,000	*	Atmel Corp	639,900
30,000	*	Cymer, Inc	790,500
70,000	*	Fairchild Semiconductor International, Inc	1,032,500
14,000		L-3 Communications Holdings, Inc	1,072,120
200,000	*	Lattice Semiconductor Corp	888,000
152,000	*	Micron Technology, Inc	1,551,920
51,000		National Semiconductor Corp	1,123,530
60,000		Nintendo Co Ltd (ADR)	784,500
570,000	*	Nortel Networks Corp (U.S.)	1,487,700
46,000	*	Novellus Systems, Inc	1,136,660
55,000	*	PMC-Sierra, Inc	513,150

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,889,780

ENGINEERING AND MANAGEMENT SERVICES - 0.82%
100,000	*	Accenture Ltd (Class A)	2,267,000
50,000	*	BearingPoint, Inc	366,500

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,633,500

FABRICATED METAL PRODUCTS - 0.26%
105,000	*	Earle M Jorgensen Co	845,250

		TOTAL FABRICATED METAL PRODUCTS	845,250

FOOD AND KINDRED PRODUCTS - 3.11%
70,000		Archer Daniels Midland Co	1,496,600
65,000		Coca-Cola Enterprises, Inc	1,430,650
121,000	*	Constellation Brands, Inc (Class A)	3,569,500
15,000		Molson Coors Brewing Co (Class B)	930,000
71,000	*	Smithfield Foods, Inc	1,936,170
35,000		Tyson Foods, Inc (Class A)	623,000

		TOTAL FOOD AND KINDRED PRODUCTS	9,985,920

FOOD STORES - 1.18%
200,000	*	Kroger Co	3,806,000

		TOTAL FOOD STORES	3,806,000

FURNITURE AND HOMEFURNISHINGS STORES - 0.29%
54,000		Knoll, Inc	923,940

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	923,940

GENERAL BUILDING CONTRACTORS - 0.93%
30,000		Lennar Corp (Class A)	1,903,500
13,000		Pulte Homes, Inc	1,095,250

		TOTAL GENERAL BUILDING CONTRACTORS	2,998,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

GENERAL MERCHANDISE STORES - 1.58%
10,000		Federated Department Stores, Inc	$732,800
40,000		J.C. Penney Co, Inc	2,103,200
25,000		May Department Stores Co	1,004,000
51,000		TJX Cos, Inc	1,241,850

		TOTAL GENERAL MERCHANDISE STORES	5,081,850

HEALTH SERVICES - 1.66%
45,000	*	Apria Healthcare Group, Inc	1,558,800
100,000	*	Tenet Healthcare Corp	1,224,000
24,000	*	Triad Hospitals, Inc	1,311,360
20,000		Universal Health Services, Inc (Class B)	1,243,600

		TOTAL HEALTH SERVICES	5,337,760

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.40%
45,027		Macquarie Infrastructure Co Trust	1,277,866

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,277,866

HOLDING AND OTHER INVESTMENT OFFICES - 9.94%
25,000		AMB Property Corp	1,085,750
108,000		Ashford Hospitality Trust, Inc	1,166,400
15,000		Allied Capital Corp	436,650
30,000		Boston Properties, Inc	2,100,000
28,000		Catellus Development Corp	918,400
24,302	v*	Crystal River Capital, Inc	607,550
77,300	*	Deerfield Triarc Capital Corp	1,212,837
35,000		Developers Diversified Realty Corp	1,608,600
182,200		ECC Capital Corp	1,213,452
20,000		Equity Residential	736,400
55,000		General Growth Properties, Inc	2,259,950
50,000		HomeBanc Corp	454,500
54,402		iShares Russell Midcap Value Index Fund	6,429,772
15,363		Mills Corp	933,917
36,000		Newcastle Investment Corp	1,085,400
12,000		Parkway Properties, Inc	600,120
30,000		Prologis	1,207,200
13,000		Public Storage, Inc	822,250
45,000		Reckson Associates Realty Corp	1,509,750
26,000		Simon Property Group, Inc	1,884,740
42,000		Trizec Properties, Inc	863,940
15,000		Vornado Realty Trust	1,206,000
37,600		iStar Financial, Inc	1,563,784

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,907,362

HOTELS AND OTHER LODGING PLACES - 1.89%
52,500		Accor S.A.	2,455,848
60,140	*	Great Wolf Resorts, Inc	1,229,262
41,000		Starwood Hotels & Resorts Worldwide, Inc	2,401,370

		TOTAL HOTELS AND OTHER LODGING PLACES	6,086,480

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES				VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.48%			$
70,500		American Standard Cos, Inc		2,955,360
385,000	*	Brocade Communications Systems, Inc		1,493,800
45,500		Deere & Co		2,979,795
50,000		Eaton Corp		2,995,000
130,000	*	Maxtor Corp		676,000
42,000	*	National Oilwell Varco, Inc		1,996,680
30,000		Pitney Bowes, Inc		1,306,500

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT		14,403,135

INSTRUMENTS AND RELATED PRODUCTS - 1.37%
40,000		Raytheon Co		1,564,800
205,000	*	Xerox Corp		2,826,950

		TOTAL INSTRUMENTS AND RELATED PRODUCTS		4,391,750

INSURANCE AGENTS, BROKERS AND SERVICE - 0.92%
107,000		Marsh & McLennan Cos, Inc		2,963,900

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE		2,963,900

INSURANCE CARRIERS - 7.85%
68,900		Aspen Insurance Holdings Ltd		1,898,884
25,000		Aflac, Inc		1,082,000
40,000	*	CNA Financial Corp		1,136,800
13,000		Cigna Corp		1,391,390
120,000		Genworth Financial, Inc		3,627,600
19,500		Lincoln National Corp		914,940
25,000		MGIC Investment Corp		1,630,500
48,000		Max Re Capital Ltd		1,099,200
47,000	*	Pacificare Health Systems, Inc		3,358,150
35,000		Safeco Corp		1,901,900
60,000		St. Paul Travelers Cos, Inc		2,371,800
35,000		UnumProvident Corp		641,200
29,000	*	WellPoint, Inc		2,019,560
30,500	*	WellChoice, Inc		2,118,835

		TOTAL INSURANCE CARRIERS	25,192,759

LUMBER AND WOOD PRODUCTS - 0.50%
35,000		Louisiana-Pacific Corp	860,300
86,000	v	Norbord, Inc	735,859

		TOTAL LUMBER AND WOOD PRODUCTS	1,596,159

METAL MINING - 1.06%
18,000		Freeport-McMoRan Copper & Gold, Inc (Class A)	673,920
13,000		Inco Ltd	490,750
52,400		Southern Peru Copper Corp	2,244,816

		TOTAL METAL MINING	3,409,486

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.18%
50,000	*	Leapfrog Enterprises, Inc	565,000

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	565,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

MISCELLANEOUS RETAIL - 1.80%
41,000	*	Marvel Enterprises, Inc	$808,520
50,000	*	Office Depot, Inc	1,142,000
20,000	*	Sears Holdings Corp	2,997,400
32,000	*	Toys 'R' Us, Inc	847,360

		TOTAL MISCELLANEOUS RETAIL	5,795,280

MOTION PICTURES - 0.27%
84,000	*	Lions Gate Entertainment Corp	861,840

		TOTAL MOTION PICTURES	861,840

NONDEPOSITORY INSTITUTIONS - 1.10%
77,688		Aegon NV (ARS)	999,845
25,000		CIT Group, Inc	1,074,250
56,000		MBNA Corp	1,464,960

		TOTAL NONDEPOSITORY INSTITUTIONS	3,539,055

OIL AND GAS EXTRACTION - 2.95%
27,000		Diamond Offshore Drilling, Inc	1,442,610
56,000		GlobalSantaFe Corp	2,284,800
20,500		Noble Corp	1,260,955
42,800		Noble Energy, Inc	3,237,820
23,000	*	Transocean, Inc	1,241,310

		TOTAL OIL AND GAS EXTRACTION	9,467,495

PAPER AND ALLIED PRODUCTS - 2.86%
110,000		Georgia-Pacific Corp	3,498,000
25,000		MeadWestvaco Corp	701,000
60,000		Packaging Corp of America	1,263,000
15,000		Schweitzer-Mauduit International, Inc	466,950
68,000		Temple-Inland, Inc	2,526,200
60,000		Wausau-Mosinee Paper Corp	718,800

		TOTAL PAPER AND ALLIED PRODUCTS	9,173,950

PETROLEUM AND COAL PRODUCTS - 1.27%
15,000		Ashland, Inc	1,078,050
5,500		Amerada Hess Corp	585,805
45,000		Marathon Oil Corp	2,401,650

		TOTAL PETROLEUM AND COAL PRODUCTS	4,065,505

PRIMARY METAL INDUSTRIES - 1.14%
56,000		Nucor Corp	2,554,720
65,000	*	Oregon Steel Mills, Inc	1,118,650

		TOTAL PRIMARY METAL INDUSTRIES	3,673,370

PRINTING AND PUBLISHING - 1.55%
14,500		Gannett Co, Inc	1,031,385
25,000		Knight Ridder, Inc	1,533,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

26,000		New York Times Co (Class A)	$809,900
50,000		Viacom, Inc (Class B)	1,601,000

		TOTAL PRINTING AND PUBLISHING	4,975,785

RAILROAD TRANSPORTATION - 0.77%
25,000		CSX Corp	1,066,500
45,000		Norfolk Southern Corp	1,393,200

		TOTAL RAILROAD TRANSPORTATION	2,459,700

REAL ESTATE - 0.48%
61,329	v*	GSC Capital Corp	1,533,225

		TOTAL REAL ESTATE	1,533,225

SECURITY AND COMMODITY BROKERS - 1.07%
20,000		A.G. Edwards, Inc	903,000
12,000		Bear Stearns Cos, Inc	1,247,280
75,000		Charles Schwab Corp	846,000
29,000		Janus Capital Group, Inc	436,160

		TOTAL SECURITY AND COMMODITY BROKERS	3,432,440

STONE, CLAY, AND GLASS PRODUCTS - 0.48%
36,000		Cemex S.A. de C.V. (Spon ADR)	1,527,120

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,527,120

TOBACCO PRODUCTS - 1.13%
50,000		Loews Corp (Carolina Group)	1,666,000
25,000		Reynolds American, Inc	1,970,000

		TOTAL TOBACCO PRODUCTS	3,636,000

TRANSPORTATION BY AIR - 0.61%
65,000	*	Continental Airlines, Inc (Class B)	863,200
240,000	*	Northwest Airlines Corp	1,094,400

		TOTAL TRANSPORTATION BY AIR	1,957,600

TRANSPORTATION EQUIPMENT - 2.54%
300,000		Delphi Corp	1,395,000
19,200		General Dynamics Corp	2,103,168
15,000		Goodrich Corp	614,400
28,500	*	Magna International, Inc (Class A)	2,004,690
19,500		Northrop Grumman Corp	1,077,375
40,000		Wabash National Corp	969,200

		TOTAL TRANSPORTATION EQUIPMENT	8,163,833

TRANSPORTATION SERVICES - 0.34%
33,000		Empresa Brasileira de Aeronautica S.A. (ADR)	1,091,310

		TOTAL TRANSPORTATION SERVICES	1,091,310

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Fund

SHARES			VALUE

WATER TRANSPORTATION - 2.31%
293,295	*	TBS International Ltd	$2,974,011
205,334	*	Aries Maritime Transport Ltd	2,566,675
44,000		Diana Shipping, Inc	644,160
25,500		Royal Caribbean Cruises Ltd	1,233,180

		TOTAL WATER TRANSPORTATION	7,418,026

WHOLESALE TRADE-DURABLE GOODS - 0.16%
150,000	*	Sycamore Networks, Inc	517,500

		TOTAL WHOLESALE TRADE-DURABLE GOODS	517,500

WHOLESALE TRADE-NONDURABLE GOODS - 1.12%
25,000		AmerisourceBergen Corp	1,728,750
22,000	*	Dean Foods Co	775,280
30,000		Supervalu, Inc	978,300
4,400	*	TreeHouse Foods, Inc	125,444

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,607,774

		TOTAL COMMON STOCKS	317,993,133
		(Cost $291,249,484)

PRINCIPAL

SHORT-TERM INVESTMENTS - 1.34%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.34%
$ 4,300,000		Federal Home Loan Bank (FHLB) 2.950%, 07/01/05	4,300,000

		TOTAL SHORT-TERM INVESTMENTS	4,300,000
		(Cost $4,300,000)

		TOTAL PORTFOLIO - 100.36%	322,293,133
		(Cost$295,549,484)

		OTHER ASSETS & LIABILITIES, NET - (0.36)%	(1,151,123)

		NET ASSETS - 100.00%	$321,142,010

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.87%
AGRICULTURAL PRODUCTION-CROPS - 0.40%
700		Alico, Inc	$36,001
38,200		Chiquita Brands International, Inc	1,048,972
10,700		Delta & Pine Land Co	268,142

		TOTAL AGRICULTURAL PRODUCTION-CROPS	1,353,115

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.10%
200		Seaboard Corp	332,800

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	332,800

AMUSEMENT AND RECREATION SERVICES - 0.25%
5,300	*	Argosy Gaming Co	247,033
2,752		Dover Downs Gaming & Entertainment, Inc	36,491
2,300	*	Life Time Fitness, Inc	75,463
6,300	*	Magna Entertainment Corp (Class A)	35,532
6,870	*	Multimedia Games, Inc	75,639
8	*	Penn National Gaming, Inc	292
6,600	*	Pinnacle Entertainment, Inc	129,096
4,100		Speedway Motorsports, Inc	149,896
5,675	*	Sunterra Corp	91,992
200		World Wrestling Federation Entertainment, Inc	2,284

		TOTAL AMUSEMENT AND RECREATION SERVICES	843,718

APPAREL AND ACCESSORY STORES - 2.42%
25,150	*	Aeropostale, Inc	845,040
3,800		Buckle, Inc	168,492
4,600		Burlington Coat Factory Warehouse Corp	196,144
6,369	*	Cache, Inc	105,853
35,100		Cato Corp (Class A)	724,815
35,788	*	Charming Shoppes, Inc	333,902
4,900	*	Children's Place Retail Stores, Inc	228,683
10,100		Christopher & Banks Corp	184,426
706		Deb Shops, Inc	20,453
5,543	*	Dress Barn, Inc	125,438
9,465		Finish Line, Inc (Class A)	179,078
5,824		Goody's Family Clothing, Inc	42,952
24,000	*	Jo-Ann Stores, Inc	633,360
2,049	*	JOS A. Bank Clothiers, Inc	88,722
2,800	*	New York & Co, Inc	58,968
1,800		Oshkosh B'gosh, Inc (Class A)	46,782
86,600	*	Payless Shoesource, Inc	1,662,720
8,581	*	Shoe Carnival, Inc	186,722
29,882	*	Stage Stores, Inc	1,302,855
42,400	*	Too, Inc	990,888

		TOTAL APPAREL AND ACCESSORY STORES	8,126,293

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES				VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.56%			$
15,283	*	DHB Industries, Inc		129,141
4,100	*	Guess?, Inc		67,978
6,037	*	Gymboree Corp		82,465
6,943	*	Hartmarx Corp		69,916
24,100		Kellwood Co		648,290
7,700		Phillips-Van Heusen Corp		251,713
13,600	*	Quiksilver, Inc		217,328
5,600		Russell Corp		114,520
13,415	*	Warnaco Group, Inc		311,899

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS		1,893,250

AUTO REPAIR, SERVICES AND PARKING - 0.14%
2,500	*	* Amerco, Inc		133,875
1,600		Bandag, Inc		73,680
3,900		Central Parking Corp		53,625
2,600	*	Dollar Thrifty Automotive Group, Inc		98,748
2,417	*	Monro Muffler Brake, Inc		71,326
3,000	*	Wright Express Corp		55,410

		TOTAL AUTO REPAIR, SERVICES AND PARKING		486,664

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.80%
45,600	*	CSK Auto Corp		760,608
11,300		Lithia Motors, Inc (Class A)		326,005
3,200	*	MarineMax, Inc		100,000
58,400		Sonic Automotive, Inc		1,241,584
8,400		United Auto Group, Inc		250,320

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS		2,678,517

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
5,468	*	Central Garden & Pet Co		268,588

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES		268,588

BUSINESS SERVICES - 9.43%
8,600		Aaron Rents, Inc		214,054
4,500		ABM Industries, Inc		87,750
5,500		Administaff, Inc		130,680
3,000		Advo, Inc		95,550
5,661	*	Altiris, Inc		83,103
1,100	*	American Reprographics Co		17,699
1,728	*	Ansoft Corp		41,748
4,058	*	Ansys, Inc		144,099
7,900	*	Anteon International Corp		360,398
5,022	*	Aquantive, Inc		88,990
98,600	*	Arbinet-thexchange Inc		660,620
9,000		Arbitron, Inc		386,100
12,707	*	Aspect Communications Corp		142,700
10,131	*	Asset Acceptance Capital Corp		262,494
11,451	*	Autobytel, Inc		55,308
8,528		Blackbaud, Inc		115,128
23,073	*	Borland Software Corp		158,281

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

12,000		Brady Corp (Class A)	$372,000
26,700		Catalina Marketing Corp	678,447
18,936	*	Century Business Services, Inc	76,691
21,000	*	Ciber, Inc	167,580
122,920	*	CMGI, Inc	232,319
250		Computer Programs & Systems, Inc	9,317
7,567	*	Corillian Corp	23,458
1,586	*	CoStar Group, Inc	69,150
5,934	*	Covansys Corp	76,252
20,757	*	CSG Systems International, Inc	393,968
10,795	*	Dendrite International, Inc	148,971
3,401	*	Digital Insight Corp	81,352
10,100	*	Digital River, Inc	320,675
11,420	*	DoubleClick, Inc	95,814
338	*	E.piphany, Inc	1,176
129,807	*	Earthlink, Inc	1,124,129
30,140	*	eFunds Corp	542,219
1,451	*	Electro Rent Corp	21,098
4,848	*	Electronics For Imaging, Inc	102,002
23	*	Embarcadero Technologies, Inc	129
15,137	*	Epicor Software Corp	199,808
2,700	*	EPIQ Systems, Inc	44,172
6,687	*	eSpeed, Inc (Class A)	59,581
28	*	F5 Networks, Inc	1,323
3,150		Factset Research Systems, Inc	112,896
5,869	*	Filenet Corp	147,547
3,700	*	Forrester Research, Inc	65,971
4,267		Gevity HR, Inc	85,468
20,989	*	Heidrick & Struggles International, Inc	547,393
5,965	*	Hyperion Solutions Corp	240,032
3,504	*	IDX Systems Corp	105,611
3,097	*	Infocrossing, Inc	38,620
12,800	*	Informatica Corp	107,392
47,848	*	Infospace, Inc	1,575,635
8,700		infoUSA, Inc	101,790
1,562	*	Innovative Solutions & Support, Inc	52,436
8,942	*	Intergraph Corp	308,141
56,265	*	Internet Security Systems, Inc	1,141,617
900	*	Intervideo, Inc	12,942
3,486	*	Intrado, Inc	52,150
10,700	*	Ipass, Inc	64,842
19,236	*	iPayment, Inc	702,499
3,900	*	JDA Software Group, Inc	44,382
5,781	*	Jupitermedia Corp	99,028
13,714	*	Kanbay International, Inc	316,930
13,900	*	Keane, Inc	190,430
2,578		Kelly Services, Inc (Class A)	73,834
4,178	*	Keynote Systems, Inc	48,757
15,277	*	Kforce, Inc	129,243
9,000	*	KFX ,Inc	128,610
40,600	*	Korn/Ferry International	720,650
8,712	*	Kronos, Inc	351,878
5,700	*	Labor Ready, Inc	132,867
9,367	*	Lionbridge Technologies	63,508
1,800	*	Magma Design Automation, Inc	15,048
4,403	*	Manhattan Associates, Inc	84,582
3,726	*	Mantech International Corp (Class A)	115,655
3,499	*	Mapinfo Corp	36,774
700	*	Marlin Business Services, Inc	14,070
6,876	*	Mentor Graphics Corp	70,479
15,888	*	Micromuse, Inc	89,926
4,644	*	MicroStrategy, Inc	246,318
81,400	*	Midway Games, Inc	892,144

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

128,800	*	MPS Group, Inc	$1,213,296
6,751	*	MRO Software, Inc	98,632
26,838	*	NCO Group, Inc	580,506
6,430	*	Ness Technologies, Inc	68,287
4,600	*	NETIQ Corp	52,210
259	*	NIC, Inc	1,197
4,803	*	Open Solutions, Inc	97,549
3,955	*	Overland Storage, Inc	37,731
9,793	*	Packeteer, Inc	138,081
247,412	*	Parametric Technology Corp	1,578,489
33,300	*	Perot Systems Corp (Class A)	473,526
4,400	*	Portfolio Recovery Associates, Inc	184,888
13,849	*	Possis Medical, Inc	140,290
4,745	*	Progress Software Corp	143,062
22,300	*	Quest Software, Inc	303,949
4,062	*	Radisys Corp	65,601
16,540	*	RealNetworks, Inc	82,204
277	*	Redback Networks, Inc Wts 01/02/11	393
263	*	Redback Networks, Inc Wts 01/02/11	723
11,500	*	Rent-Way, Inc	113,160
4,100		Rollins, Inc	82,164
24,255	*	RSA Security, Inc	278,447
19,390	*	S1 Corp	91,327
15,970	*	Sapient Corp	126,642
7,200	*	Secure Computing Corp	78,336
58,203	*	Serena Software, Inc	1,123,318
1,742	*	SI International, Inc	52,190
4,310	*	Sohu.com, Inc	94,475
47,100	*	Sotheby's Holdings, Inc (Class A)	645,270
16,700	*	Spherion Corp	110,220
2,495	*	SPSS, Inc	47,929
3,635		SS&C Technologies, Inc	115,157
3,100		Startek, Inc	50,902
17,614	*	SupportSoft, Inc	91,417
5,094	*	Sykes Enterprises, Inc	48,291
7,600	*	SYNNEX Corp	133,076
2,000		Syntel, Inc	32,060
2,765		Talx Corp	79,936
40,107	*	TeleTech Holdings, Inc	326,872
11,147	*	THQ, Inc	326,273
1,200	*	TNS, Inc	28,044
30,519	*	Transaction Systems Architects, Inc	751,683
27,800	*	Travelzoo, Inc	912,674
4,200	*	Trizetto Group, Inc	58,842
138,649		United Online, Inc	1,505,728
8,100	*	United Rentals, Inc	163,701
2,600	*	Universal Compression Holdings, Inc	94,224
21,305	*	Valueclick, Inc	262,691
43,090	*	Ventiv Health, Inc	830,775
8,195	*	Verity, Inc	71,870
2,100	*	Vertrue, Inc	81,816
7,700	*	Volt Information Sciences, Inc	182,721
46	*	WatchGuard Technologies, Inc	180
3,300	*	WebEx Communications, Inc	87,153
1,235	*	Websense, Inc	59,342
6,100	*	Witness Systems, Inc	111,203

		TOTAL BUSINESS SERVICES	31,725,151

CHEMICALS AND ALLIED PRODUCTS - 5.31%
12,100	*	Abgenix, Inc	103,818
32,600		Alpharma, Inc (Class A)	471,722

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

4,600		Arch Chemicals, Inc	$114,816
9,288	*	Array Biopharma, Inc	58,514
4,600	*	Benthley Pharmaceuticals, Inc	50,370
2,480	*	Bone Care International, Inc	81,766
100	*	Caraco Pharmaceutical Laboratories Ltd	858
13,373	*	Chattem, Inc	553,642
87,020	*	Connetics Corp	1,535,033
8,626	*	Cypress Bioscience, Inc	113,863
19,200		Diagnostic Products Corp	908,736
4,018	*	Digene Corp	111,218
4,367	*	Dusa Pharmaceuticals, Inc	40,613
11,900		Ferro Corp	236,334
79,748	*	First Horizon Pharmaceutical	1,518,402
5	*	FMC Corp	281
18,134		Georgia Gulf Corp	563,061
3,800		Great Lakes Chemical Corp	119,586
8,100		H.B. Fuller Co	275,886
13,205	*	Immucor, Inc	382,285
10,795	*	Immunogen, Inc	62,503
13,876	*	Impax Laboratories, Inc	217,853
4,000	*	Inverness Medical Innovations, Inc	109,200
13,420	*	Kos Pharmaceuticals, Inc	879,010
2,403		Kronos Worldwide, Inc	72,546
10,500	*	KV Pharmaceutical Co (Class A)	175,875
11,002	*	Ligand Pharmaceuticals, Inc (Class B)	76,464
2,800		MacDermid, Inc	87,248
4,200		Mannatech, Inc	79,884
18,512	*	Medarex, Inc	154,205
7,284	*	Medicines Co	170,373
2,100		Minerals Technologies, Inc	129,360
8,830	*	Nabi Biopharmaceuticals	134,481
3,430		Nature's Sunshine Products, Inc	59,819
11,200	*	NewMarket Corp	165,648
2,500	*	NitroMed, Inc	48,625
4,800		NL Industries, Inc	73,872
6,600	*	Northfield Laboratories, Inc	94,446
6,829	*	Noven Pharmaceuticals, Inc	119,371
1,522	*	Nutraceutical International Corp	20,319
1,900		Octel Corp	34,200
10,300		Olin Corp	187,872
15,400	*	OM Group, Inc	380,226
24,682	*	OraSure Technologies, Inc	246,573
52,400	*	Par Pharmaceutical Cos, Inc	1,666,844
5,656	*	Parexel International Corp	112,272
11,953		Perrigo Co	166,625
4,653	*	Pharmion Corp	107,996
65,400	*	PolyOne Corp	432,948
2,100	*	Prestige Brands Holdings, Inc	40,950
42	*	Quidel Corp	218
5,567	*	Salix Pharmaceuticals Ltd	98,313
5,100		Sensient Technologies Corp	105,111
13,031	*	Serologicals Corp	276,909
1,400		Stepan Co	30,940
4,003	*	SurModics, Inc	173,610
6,917	*	Tanox, Inc	81,067
35,200	*	Terra Industries, Inc	239,712
3,205		UAP Holding Corp	53,203
5,840	*	United Therapeutics Corp	281,488
800	*	USANA Health Sciences, Inc	33,840
24,400		USEC, Inc	357,216
11,700	*	Vertex Pharmaceuticals, Inc	197,028
12,300		Wellman, Inc	125,337

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

39,400		Westlake Chemical Corp	$965,300
166,585	*	WR Grace & Co	1,297,697

		TOTAL CHEMICALS AND ALLIED PRODUCTS	17,865,401

COAL MINING - 0.07%
2,200	*	Alpha Natural Resources, Inc	52,536
3,500		Foundation Coal Holdings, Inc	90,790
1,900		Penn Virginia Corp	84,873

		TOTAL COAL MINING	228,199

COMMUNICATIONS - 1.51%
14,900	*	Anixter International, Inc	553,833
5,090	*	Audiovox Corp (Class A)	78,895
146,127	*	Boston Communications Group	301,022
5,175	*	Brightpoint, Inc	114,833
2,712	*	Centennial Communications Corp	37,643
38,312	*	Charter Communications, Inc (Class A)	45,208
53,100	*	Cincinnati Bell, Inc	228,330
6,288		Commonwealth Telephone Enterprises, Inc	263,530
5,214		CT Communications, Inc	68,043
13,741	*	Cumulus Media, Inc (Class A)	161,869
5		D&E Communications, Inc	49
14,000	*	Emmis Communications Corp (Class A)	247,380
6,400		Fairpoint Communications, Inc	103,360
31,139	*	General Communication, Inc (Class A)	307,342
3,773		Golden Telecom, Inc	115,756
20,200		Gray Television, Inc	243,612
6,100		Iowa Telecommunications Services, Inc	114,375
4,285	*	j2 Global Communications, Inc	147,575
1,000		Liberty Corp	36,810
7,700	*	Lin TV Corp (Class A)	106,953
4,163		North Pittsburgh Systems, Inc	81,428
5,506	*	Novatel Wireless, Inc	68,660
19,066	*	Premiere Global Services, Inc	215,255
6,100	*	Price Communications Corp	105,530
45	*	Primus Telecommunications Group	28
3	v*	RCN CORP	-
9,550	*	Regent Communications, Inc	56,059
7,300	*	Saga Communications, Inc (Class A)	102,200
2,550	*	Salem Communications Corp (Class A)	50,592
9,210	*	SBA Communications Corp	124,335
1,695		Shenandoah Telecom Co	67,376
12,013		Sinclair Broadcast Group, Inc (Class A)	109,078
9,534	*	Talk America Holdings, Inc	95,435
8,279	*	Terremark Worldwide, Inc	57,953
21,040	*	Ubiquitel, Inc	171,686
12,569	*	USA Mobility, Inc	369,026
8,600		Valor Communications Group, Inc	118,680

		TOTAL COMMUNICATIONS	5,069,739

DEPOSITORY INSTITUTIONS - 9.82%
7,585		1st Source Corp	174,000
3,233		ABC Bancorp	58,453
16,054	*	ACE Cash Express, Inc	410,340
3,850		Alabama National Bancorp	251,674
8,190		Amcore Financial, Inc	244,717
29,804		Amegy Bancorp, Inc	667,013
5,569		Anchor Bancorp Wisconsin, Inc	168,518

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

4,307		Arrow Financial Corp	$119,907
1,357		Bancfirst Corp	118,045
22,200		Bancorpsouth, Inc	523,920
19,406		Bank Mutual Corp	214,630
670		Bank of Granite Corp	12,824
23,600		BankAtlantic Bancorp, Inc (Class A)	447,220
15,074		BankUnited Financial Corp (Class A)	407,601
3,077		Banner Corp	86,187
1,600		Berkshire Hills Bancorp, Inc	53,312
7		Bryn Mawr Bank Corp	134
2,100		Camden National Corp	68,775
2,415	*	Capital Crossing Bank	82,351
3,000		Capitol Bancorp Ltd	100,830
12,728		Cathay General Bancorp	429,061
1,675	*	Central Coast Bancorp	30,318
4,200		Central Pacific Financial Corp	149,520
7,400		Chemical Financial Corp	245,014
1,400		Chittenden Corp	38,080
11,198		Citizens Banking Corp	338,404
1,100		City Bank	34,122
12,051		City Holding Co	440,102
3,357		Coastal Financial Corp	49,495
800		Columbia Bancorp	29,160
6,705		Columbia Banking System, Inc	165,077
41,797		Commercial Capital Bancorp, Inc	698,428
6,100		Commercial Federal Corp	205,448
9,300		Community Bank System, Inc	226,827
3,063		Community Banks, Inc	79,393
6,460		Community Trust Bancorp, Inc	211,371
5,300		Corus Bankshares, Inc	294,097
7,508		CVB Financial Corp	147,757
25,450		Dime Community Bancshares	386,840
22		East West Bancorp, Inc	739
4,100	*	EuroBancshares, Inc	65,805
2,300	*	Euronet Worldwide, Inc	66,861
1,600		Financial Institutions, Inc	28,832
5,299		First Bancorp (North Carolina)	117,267
33,200		First Bancorp (Puerto Rico)	1,332,980
8,600		First Charter Corp	188,942
1,272		First Citizens Bancshares, Inc (Class A)	183,868
1,899		First Community Bancorp	90,203
4,659		First Community Bancshares, Inc	151,418
2,706		First Financial Bancorp	51,143
5,174		First Financial Bankshares, Inc	175,088
3,884		First Financial Corp (Indiana)	111,587
6,836		First Financial Holdings, Inc	204,465
3,455		First Indiana Corp	102,510
3,550		First Merchants Corp	88,218
17,917		First Midwest Bancorp, Inc	630,141
10,246		First Niagara Financial Group, Inc	149,387
1,439		First Oak Brook Bancshares, Inc	40,609
4,900		First Republic Bank	173,117
3,393		First State Bancorp	65,451
20,300	*	FirstFed Financial Corp	1,210,083
12,000		Flagstar Bancorp, Inc	227,160
12,791		Flushing Financial Corp	235,354
15,900		FNB Corp	312,435
2,039		FNB Corp (Virginia)	57,092
9,335	*	Franklin Bank Corp	175,125
3,174		Frontier Financial Corp	80,175
4,590		Glacier Bancorp, Inc	119,937
3,049		Great Southern Bancorp, Inc	95,403
26,125		Greater Bay Bancorp	688,916

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

6,728		Hancock Holding Co	$231,443
5,308		Hanmi Financial Corp	88,644
5,335		Harleysville National Corp	123,559
2,650		Heartland Financial U.S.A., Inc	51,755
304		Horizon Financial Corp	6,749
12,600		Hudson United Bancorp	454,860
1,715		IberiaBank Corp	105,661
12,171		Independent Bank Corp (Massachusetts)	343,344
2,000		Independent Bank Corp (Michigan)	56,880
1,503		Integra Bank Corp	33,998
5,800		Irwin Financial Corp	128,702
5,214	*	Itla Capital Corp	281,035
3,553	*	Kearny Financial Corp	41,925
1,730		KNBT Bancorp, Inc	26,106
1,411		Lakeland Financial Corp	57,399
9,064		MAF Bancorp, Inc	386,398
3,900		Main Street Banks, Inc	99,294
2,605		MainSource Financial Group, Inc	47,124
7,836		MB Financial, Inc	312,108
6,699		MBT Financial Corp	128,956
1,071		Mercantile Bank Corp	47,092
5,056		Mid-State Bancshares	140,405
1,200		NASB Financial, Inc	52,620
4,156		National Penn Bancshares, Inc	103,817
1,600		NBC Capital Corp	38,944
4,405		NBT Bancorp, Inc	104,134
10,384		NetBank, Inc	96,779
32,100		NewAlliance Bancshares, Inc	451,005
28		Oak Hill Financial, Inc	817
529		OceanFirst Financial Corp	11,908
10,400	*	Ocwen Financial Corp	70,304
19,200		Old National Bancorp	410,880
2,970		Old Second Bancorp, Inc	86,397
1,521		Omega Financial Corp	47,227
44,765		Oriental Financial Group, Inc	683,114
51,494		Pacific Capital Bancorp	1,909,398
11,100		Park National Corp	1,226,550
14,000		Partners Trust Financial Group, Inc	149,520
1,745		Peapack Gladstone Financial Corp	48,337
2,595		Pennfed Financial Services, Inc	43,804
1,552		Pennrock Financial Services Corp	55,701
5,360		Peoples Bancorp, Inc	143,380
8,200		PFF Bancorp, Inc	248,378
318		Placer Sierra Bancshares	8,672
3,877		Prosperity Bancshares, Inc	110,921
12,191		Provident Bankshares Corp	389,015
4,033		Provident Financial Holdings	113,368
13,100		Provident Financial Services, Inc	230,167
8,800		Provident New York Bancorp	106,568
22,590		R & G Financial Corp (Class B)	399,617
2,100		Renasant Corp	64,596
4,246		Republic Bancorp, Inc (Class A) (Kentucky)	92,181
37,433		Republic Bancorp, Inc (Michigan)	560,746
296		S & T Bancorp, Inc	10,686
1,300		S.Y. Bancorp, Inc	29,705
859		Sandy Spring Bancorp, Inc	30,091
2,500		Santander Bancorp	62,650
2,912		SCBT Financial Corp	92,165
2,462		Seacoast Banking Corp of Florida	48,477
4,009		Simmons First National Corp (Class A)	108,684
3,215		Southside Bancshares, Inc	65,908
9,550		Southwest Bancorp, Inc	195,584
950		State Bancorp, Inc	21,489

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,631		State Financial Services Corp (Class A)	$65,664
2,600		Sterling Bancorp	55,510
7,668		Sterling Financial Corp (Pennsylvania)	163,405
12,258	*	Sterling Financial Corp (Spokane)	458,449
1,600		Suffolk Bancorp	51,664
16,292		Susquehanna Bancshares, Inc	400,620
10,403	*	SVB Financial Group	498,304
1,500		Taylor Capital Group, Inc	58,875
2,061	*	Texas Capital Bancshares, Inc	40,684
11,800		Texas Regional Bancshares, Inc (Class A)	359,664
5,382		TierOne Corp	146,014
300		Tompkins Trustco, Inc	13,020
5,759		Trico Bancshares	128,656
13,981		Trustmark Corp	409,084
2,600		U.S.B. Holding Co, Inc	60,840
2,180		UMB Financial Corp	124,325
12,804		Umpqua Holdings Corp	301,406
1,092		Union Bankshares Corp	42,173
13,969		United Bankshares, Inc	497,436
8,923		United Community Banks, Inc	232,176
3,287		United Community Financial Corp	35,960
2,589		Univest Corp of Pennsylvania	77,566
3,200		Unizan Financial Corp	85,728
1,250	*	Virginia Commerce Bancorp	30,413
2,400		Virginia Financial Group, Inc	84,216
2,244		Wesbanco, Inc	67,365
8		West Bancorporation	150
8,018		West Coast Bancorp	195,719
9,261		Westamerica Bancorp	489,073
1,804	*	Western Sierra Bancorp	61,065
4,900		Wilshire Bancorp, Inc	70,217
2,064		WSFS Financial Corp	112,921
2,336		Yardville National Bancorp	83,512

		TOTAL DEPOSITORY INSTITUTIONS	33,048,891

EATING AND DRINKING PLACES - 2.39%
10,003		Bob Evans Farms, Inc	233,270
8,016	*	California Pizza Kitchen, Inc	218,596
33,424	*	CEC Entertainment, Inc	1,406,816
15,200	*	CKE Restaurants, Inc	211,584
3,800	*	Dave & Buster's, Inc	70,072
41,300		Domino's Pizza, Inc	919,338
5,600		IHOP Corp	242,984
43,500	*	Jack In The Box, Inc	1,649,520
16,015	*	Krispy Kreme Doughnuts, Inc	111,464
16,400		Landry's Restaurants, Inc	493,476
9,297		Lone Star Steakhouse & Saloon, Inc	282,722
6,400	*	Luby's, Inc	76,480
19,336	*	O'Charley's, Inc	341,474
1,900	*	P.F. Chang's China Bistro, Inc	112,062
28,298	*	Papa John's International, Inc	1,131,071
4,787	*	Rare Hospitality International, Inc	145,860
1,277	*	Red Robin Gourmet Burgers, Inc	79,148
18,612	*	Ryan's Restaurant Group, Inc	260,754
3,400	*	The Steak N Shake Co	63,308

		TOTAL EATING AND DRINKING PLACES	8,049,999

EDUCATIONAL SERVICES - 0.05%
3,600	*	Educate, Inc	50,940

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,408		Strayer Education, Inc	$121,454

		TOTAL EDUCATIONAL SERVICES	172,394

ELECTRIC, GAS, AND SANITARY SERVICES - 2.87%
2,500		American States Water Co	73,425
38,465	*	Aquila, Inc	138,859
6,700		Avista Corp	124,553
9,147		Black Hills Corp	337,067
66,100	*	Calpine Corp	224,740
2,300		Central Vermont Public Service Corp	42,550
2,400		CH Energy Group, Inc	116,712
14,200		Cleco Corp	306,294
5	*	CMS Energy Corp	75
1,721		Connecticut Water Service, Inc	43,008
10,257		Duquesne Light Holdings, Inc	191,601
4,086	*	Duratek, Inc	94,713
22,200	*	El Paso Electric Co	453,990
1,400		Empire District Electric Co	33,544
6		Energen Corp	210
2,700		EnergySouth, Inc	74,817
15,500		Idacorp, Inc	474,765
3,200		Laclede Group, Inc	101,632
22,244		Metal Management, Inc	430,421
3,090		MGE Energy, Inc	112,414
34,800		New Jersey Resources Corp	1,679,100
12,900		Nicor, Inc	531,093
43,400		Northwest Natural Gas Co	1,659,616
6,700		Ormat Technologies, Inc	127,970
25,011		Otter Tail Corp	683,551
3,983		Resource America, Inc (Class A)	153,465
17,500	*	Sierra Pacific Resources	217,875
1,700		SJW Corp	79,917
1,500		South Jersey Industries, Inc	91,680
8,800		Southwest Gas Corp	224,488
1,900		UIL Holdings Corp	102,239
3,200		Unisource Energy Corp	98,400
3,800	*	Waste Connections, Inc	141,702
14,500		WGL Holdings, Inc	487,780

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,654,266

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.70%
7,300		Acuity Brands, Inc	187,537
44,645	*	Adaptec, Inc	173,223
76,060	*	Aeroflex, Inc	638,904
21,100		Alliance One International, Inc	126,811
16,164	*	AMIS Holdings, Inc	215,628
4,121		Applied Signal Technology, Inc	78,464
104,868	*	Arris Group, Inc	913,400
11,040	*	Artesyn Technologies, Inc	96,048
3,489	*	ATMI, Inc	101,216
4,526		Bel Fuse, Inc (Class B)	138,315
55,200	*	Benchmark Electronics, Inc	1,679,184
200		C&D Technologies, Inc	1,838
16,021	*	Catapult Communications Corp	273,318
18,173	*	Ceradyne, Inc	437,424
5,979	*	Checkpoint Systems, Inc	105,828
33,255	*	Comtech Telecommunications	1,085,111
10,700		CTS Corp	131,503
5,700		Cubic Corp	101,118
10,720	*	Cymer, Inc	282,472

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

3,680	*	Diodes, Inc	$114,816
23,347	*	Ditech Communications Corp	151,522
7,458	*	DSP Group, Inc	178,022
10,270	*	Electro Scientific Industries, Inc	183,628
7,800	*	Energy Conversion Devices, Inc	174,564
3,600	*	EnerSys	49,068
3,044	*	Exar Corp	45,325
1,644		Franklin Electric Co, Inc	63,541
6,482	*	Genlyte Group, Inc	315,933
18,067	*	GrafTech International Ltd	77,688
4,200	*	Greatbatch, Inc	100,380
40,300	*	Harmonic, Inc	194,649
7,758		Helix Technology Corp	103,026
2,000	*	Hutchinson Technology, Inc	77,020
44,600		Imation Corp	1,730,034
117,650	*	Integrated Device Technology, Inc	1,264,738
6,017		Inter-Tel, Inc	111,976
12,600	*	InterVoice, Inc	108,738
7,055	*	IXYS Corp	100,040
2,902	*	Lifeline Systems, Inc	93,212
4,725		Lincoln Electric Holdings, Inc	156,634
3,155	*	Littelfuse, Inc	87,867
14,171	*	Mattson Technology, Inc	101,464
17,729	*	McData Corp (Class A)	70,916
6,200	*	Mercury Computer Systems, Inc	169,694
10,451		Methode Electronics, Inc	124,053
73,946	*	Metrologic Instruments, Inc	927,283
10,394	*	Micrel, Inc	119,739
10,918	*	Microtune, Inc	54,754
3,800	*	MIPS Technologies, Inc	27,360
22,600	*	Moog, Inc (Class A)	711,674
13,900	*	Mykrolis Corp	197,519
8,549	*	Omnivision Technologies, Inc	116,181
8,880	*	ON Semiconductor Corp	40,848
5,100		Park Electrochemical Corp	128,520
7,437	*	Photronics, Inc	173,580
11,866	*	Pixelworks, Inc	101,810
1,470	*	Portalplayer, Inc	30,605
3,023		Raven Industries, Inc	70,799
3,400		Regal-Beloit Corp	99,144
1,700	*	Rogers Corp	68,935
24	*	SBS Technologies, Inc	223
7,458	*	Seachange International, Inc	52,355
36,492	*	Sigmatel, Inc	626,203
143,770	*	Silicon Image, Inc	1,475,080
34,310	*	Silicon Storage Technology, Inc	138,269
45,306	*	Skyworks Solutions, Inc	333,905
11,100		Spectralink Corp	116,772
5,348	*	Standard Microsystems Corp	125,036
5,180	*	Supertex, Inc	91,479
6,693	*	Symmetricom, Inc	69,406
74,598	*	Synaptics, Inc	1,593,413
12,000		Technitrol, Inc	169,560
20,121	*	Tekelec	338,033
5,623	*	Tessera Technologies, Inc	187,864
26	*	Transmeta Corp	16
17,293	*	Triquint Semiconductor, Inc	57,586
47,056	*	TTM Technologies, Inc	358,096
4,044	*	Ultralife Batteries, Inc	65,311
3,923	*	Universal Electronics, Inc	65,083
21,100	*	Varian Semiconductor Equipment Associates, Inc	780,700
4,695	*	Viasat, Inc	95,449
1,300	*	Volterra Semiconductor Corp	19,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

32,960	*	Westell Technologies, Inc	$197,101

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	22,540,938

ENGINEERING AND MANAGEMENT SERVICES - 1.85%
11,000	*	Applera Corp (Celera Genomics Group)	120,670
2,000	*	CRA International, Inc	107,700
19,080	*	DiamondCluster International, Inc	215,604
19,485	*	Digitas, Inc	222,324
6,834	*	Diversa Corp	35,605
6,265	*	eResearch Technology, Inc	83,888
2,036	*	Exponent, Inc	58,189
33,851	*	Harris Interactive, Inc	164,854
1,031	*	Huron Consulting Group, Inc	24,280
10,300	*	Incyte Corp	73,645
900		Landauer, Inc	46,719
11,826	*	Lexicon Genetics, Inc	58,420
58,897	*	Lifecell Corp	931,162
5,400		MAXIMUS, Inc	190,566
2,828	*	Maxygen, Inc	19,400
4,670	*	Myriad Genetics, Inc	73,086
14,217	*	Navigant Consulting, Inc	251,072
7,400	*	Neurogen Corp	50,468
70,490	*	Per-Se Technologies, Inc	1,481,700
11,200	*	Regeneron Pharmaceuticals, Inc	93,968
13,220	*	Resources Connection, Inc	307,101
6,321	*	SFBC International, Inc	244,180
9,600	*	Shaw Group, Inc	206,496
4,921	*	Sourcecorp	97,534
2,856	*	Symyx Technologies, Inc	79,911
4,365	*	Transkaryotic Therapies, Inc	159,672
9,100	*	URS Corp	339,885
7,379	*	Washington Group International, Inc	377,214
4,500		Watson Wyatt & Co Holdings	115,335

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,230,648

FABRICATED METAL PRODUCTS - 0.81%
1,800		Ameron International Corp	67,320
17,258		Commercial Metals Co	411,086
2,347	*	Commercial Vehicle Group, Inc	41,659
14,500		Crane Co	381,350
6,600	*	Griffon Corp	146,520
2,311		Gulf Island Fabrication, Inc	45,943
10,500	*	Jacuzzi Brands, Inc	112,665
9,100	*	NCI Building Systems, Inc	298,480
14,040		Silgan Holdings, Inc	789,610
4,000		Simpson Manufacturing Co, Inc	122,200
14,100	*	Taser International, Inc	141,564
1,200		Valmont Industries, Inc	30,960
5,100	*	Water Pik Technologies, Inc	97,155
1,400		Watts Water Technologies, Inc (Class A)	46,886

		TOTAL FABRICATED METAL PRODUCTS	2,733,398

FOOD AND KINDRED PRODUCTS - 0.76%
467		Coca-Cola Bottling Co Consolidated	23,602
10,200		Corn Products International, Inc	242,352
18,790	*	Darling International, Inc	70,463
1,407		Farmer Brothers Co	31,320
9,400		Flowers Foods, Inc	332,384

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

3,953	*	Gold Kist, Inc	$85,306
1,200	*	Hansen Natural Corp	101,664
1,795		J & J Snack Foods Corp	93,968
7,400		Lancaster Colony Corp	317,608
7,000		Lance, Inc	120,470
2,800	*	M&F Worldwide Corp	37,408
2,300	*	Peets Coffee & Tea, Inc	75,992
20,700		Ralcorp Holdings, Inc	851,805
2,778		Sanderson Farms, Inc	126,232
4,886		Topps Co, Inc	49,007

		TOTAL FOOD AND KINDRED PRODUCTS	2,559,581

FOOD STORES - 0.08%
100		Arden Group, Inc (Class A)	7,928
2,961		Ingles Markets, Inc (Class A)	40,773
4,700		Ruddick Corp	119,991
2,400		Weis Markets, Inc	93,096

		TOTAL FOOD STORES	261,788

FURNITURE AND FIXTURES - 0.54%
9,200		Ethan Allen Interiors, Inc	308,292
44,800		Furniture Brands International, Inc	968,128
2,982		Hooker Furniture Corp	52,096
6,165		Kimball International, Inc (Class B)	81,378
7,800		La-Z-Boy, Inc	113,646
8,000	*	Select Comfort Corp	171,440
4,860		Stanley Furniture Co, Inc	119,362

		TOTAL FURNITURE AND FIXTURES	1,814,342

FURNITURE AND HOMEFURNISHINGS STORES - 0.41%
3,815	*	Brookstone, Inc	72,027
1,168	*	Electronics Boutique Holdings Corp	74,156
5,000	*	GameStop Corp (Class B)	149,500
3,943	*	Guitar Center, Inc	230,153
6,700		Haverty Furniture Cos, Inc	99,026
12,300	*	Linens 'n Things, Inc	291,018
5,081		Movie Gallery, Inc	134,291
14,419	*	Trans World Entertainment Corp	170,577
5,169		Tuesday Morning Corp	162,927

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,383,675

GENERAL BUILDING CONTRACTORS - 0.37%
2,200		Brookfield Homes Corp	100,320
2,400		Levitt Corp (Class A)	71,808
1,800		M/I Homes, Inc	97,380
800		McGrath RentCorp	18,960
6,700	*	Perini Corp	110,014
4,425		Technical Olympic U.S.A., Inc	107,439
10,400		Walter Industries, Inc	418,080
5,200	*	WCI Communities, Inc	166,556
1,500	*	William Lyon Homes, Inc	145,515

		TOTAL GENERAL BUILDING CONTRACTORS	1,236,072

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES				VALUE

GENERAL MERCHANDISE STORES - 0.10%			$
182		Casey's General Stores, Inc		3,607
100	*	Retail Ventures, Inc		1,364
8,000	*	ShopKo Stores, Inc		194,480
6,490		Stein Mart, Inc		142,780

		TOTAL GENERAL MERCHANDISE STORES		342,231

HEALTH SERVICES - 1.79%
3,753	*	Amedisys, Inc		138,035
3,512	*	America Service Group, Inc		55,665
1,100	*	American Healthways, Inc		46,497
3,065	*	Amsurg Corp		84,870
17,950	*	Apria Healthcare Group, Inc		621,788
15,500	*	Beverly Enterprises, Inc		197,470
554	*	Corvel Corp		13,916
3,600	*	Enzo Biochem, Inc		64,548
15,618	*	Enzon, Inc		101,205
14,302	*	Genesis HealthCare Corp		661,897
18,515	*	Gentiva Health Services, Inc		330,678
23,983		Hooper Holmes, Inc		99,529
23,888	*	Human Genome Sciences, Inc		276,623
10,500	*	Kindred Healthcare, Inc		415,905
1,627		LCA-Vision, Inc		78,844
22	*	LifePoint Hospitals, Inc		1,111
31,406	*	Magellan Health Services, Inc		1,108,946
12,400	*	OCA, Inc		23,312
39,279	*	Odyssey HealthCare, Inc		566,403
5,572		Option Care, Inc		78,565
7,850	*	Pediatrix Medical Group, Inc		577,289
2,300	*	Psychiatric Solutions, Inc		112,033
5,100	*	RehabCare Group, Inc		136,323
4,100	*	Sunrise Senior Living, Inc		221,318

		TOTAL HEALTH SERVICES		6,012,770

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
5,100		Granite Construction, Inc		143,310

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING		143,310

HOLDING AND OTHER INVESTMENT OFFICES - 10.39%
2,700	*	4Kids Entertainment, Inc		53,676
117,100		Aames Investment Corp		1,138,212
7,300		Acadia Realty Trust		136,145
5,300		Alexandria Real Estate Equities, Inc		389,285
24,637		American Home Mortgage Investment Corp		861,310
1,400		AMLI Residential Properties Trust		43,764
7,400		Anthracite Capital, Inc		87,690
26,900		Anworth Mortgage Asset Corp		264,696
18,300		Apollo Investment Corp		337,269
3,700		Arbor Realty Trust, Inc		106,190
2,900		Ashford Hospitality Trust, Inc		31,320
7,700		Bimini Mortgage Management, Inc (Class A)		108,570
8,600		BioMed Realty Trust, Inc		205,110
6,500		Brandywine Realty Trust		199,225
10,170		Capital Automotive REIT		388,189
799		Capital Southwest Corp		71,646
200		Capital Trust, Inc		6,682
5,300		Cedar Shopping Centers, Inc		78,175
1,300		Cherokee, Inc		45,006

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,400		Colonial Properties Trust	$61,600
15,130		Commercial Net Lease Realty, Inc	309,711
36,300		Corporate Office Properties Trust	1,069,035
3,400		Correctional Properties Trust	96,220
11,300		Cousins Properties, Inc	334,254
2,300		CRT Properties, Inc	62,790
5,500		Digital Realty Trust, Inc	95,590
3,000		Eastgroup Properties, Inc	126,330
7,300		ECC Capital Corp	48,618
6,300		Education Realty Trust, Inc	115,290
900	*	Enstar Group, Inc	61,002
6,900		Entertainment Properties Trust	317,400
4,700		Equity Inns, Inc	62,510
700		Equity Lifestyle Properties, Inc	27,832
10,500		Equity One, Inc	238,350
7,300	*	FelCor Lodging Trust, Inc	105,704
32,584		Fieldstone Investment Corp	469,210
6,100		First Industrial Realty Trust, Inc	243,390
4,800		Getty Realty Corp	132,960
2,734		Gladstone Capital Corp	63,976
5,300		Glimcher Realty Trust	147,075
4,600		Harris & Harris Group, Inc	54,786
2,000		Heritage Property Investment Trust	70,040
9,500		Highland Hospitality Corp	99,275
11,400		Highwoods Properties, Inc	339,264
9,645		Home Properties, Inc	414,928
21,429		IMPAC Mortgage Holdings, Inc	399,651
9,300		Innkeepers U.S.A. Trust	138,942
9,031		Investors Real Estate Trust	87,239
97,466		iShares Russell 2000 Index Fund	6,208,584
134,790		iShares S&P SmallCap 600 Index Fund	7,416,146
9,000		LaSalle Hotel Properties	295,290
6,700		Lexington Corporate Properties Trust	162,877
6,200		LTC Properties, Inc	128,340
131,800		Luminent Mortgage Capital, Inc	1,422,122
4,000		Maguire Properties, Inc	113,360
6,400	*	Meristar Hospitality Corp	55,040
41,525		MFA Mortgage Investments, Inc	309,361
2,000		Mid-America Apartment Communities, Inc	90,840
2,600		MortgageIT Holdings, Inc	47,450
25,900		National Health Investors, Inc	727,013
10,100		Nationwide Health Properties, Inc	238,461
19,011		New Century Financial Corp	978,116
12,500		Newcastle Investment Corp	376,875
2,885		Novastar Financial, Inc	112,948
7,500		Omega Healthcare Investors, Inc	96,450
3,800		Parkway Properties, Inc	190,038
9,300		Pennsylvania Real Estate Investment Trust	441,750
5,900		Post Properties, Inc	213,049
13,100		Prentiss Properties Trust	477,364
2,200		PS Business Parks, Inc	97,790
3,600		RAIT Investment Trust	107,820
5,637		Redwood Trust, Inc	290,869
3,100		Saul Centers, Inc	112,685
67,102		Saxon Capital, Inc	1,145,431
19,600		Senior Housing Properties Trust	370,636
2,200		Sovran Self Storage, Inc	100,012
67,300		Spirit Finance Corp	790,775
4,000		Strategic Hotel Capital, Inc	72,000
6,200		Sunstone Hotel Investors, Inc	150,412
3,800		Tanger Factory Outlet Centers, Inc	102,334
14,700		Taubman Centers, Inc	501,123
10,705		Trustreet Properties, Inc	177,810

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,700		Universal Health Realty Income Trust	$64,787
5,800		Urstadt Biddle Properties, Inc (Class A)	100,456
6,000		U-Store-It Trust	114,300
4,000		Washington Real Estate Investment Trust	124,800
7,700		Winston Hotels, Inc	86,702

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	34,957,348

HOTELS AND OTHER LODGING PLACES - 0.53%
6,146		Ameristar Casinos, Inc	160,349
5,100	*	Aztar Corp	174,675
35,700	*	Bluegreen Corp	621,537
2,662	*	Isle of Capri Casinos, Inc	69,744
43,000	*	La Quinta Corp	401,190
5,600		Marcus Corp	118,832
8,100	*	MTR Gaming Group, Inc	94,284
5,600	*	Vail Resorts, Inc	157,360

		TOTAL HOTELS AND OTHER LODGING PLACES	1,797,971

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.20%
7,700	*	Actuant Corp	369,138
18,935	*	Advanced Digital Information Corp	143,906
49,900		Albany International Corp (Class A)	1,602,289
1,558	*	ASV, Inc	63,161
28,508	*	Axcelis Technologies, Inc	195,565
2,340		Black Box Corp	82,836
14,200	*	Blount International, Inc	236,998
77,895	*	Brocade Communications Systems, Inc	302,233
13,036	*	Brooks Automation, Inc	193,585
12,415		Bucyrus International, Inc (Class A)	471,522
11,000		Cascade Corp	475,750
3,200		Curtiss-Wright Corp	172,640
58,935	*	Dot Hill Systems Corp	308,819
74,800	*	Emulex Corp	1,365,848
12,689		Engineered Support Systems, Inc	454,647
55,300	*	EnPro Industries, Inc	1,596,511
9,521	*	Entegris, Inc	94,258
35,935	*	Extreme Networks, Inc	147,333
800	*	Flanders Corp	7,200
11,400	*	Flowserve Corp	344,964
7,400	*	Gardner Denver, Inc	259,592
22,900	*	Gateway, Inc	75,570
6,811	*	Global Imaging Systems, Inc	216,998
100		Gorman-Rupp Co	2,141
2,400	*	Hydril	130,440
7	*	InFocus Corp	29
5,200		Kaydon Corp	144,820
31,600		Kennametal, Inc	1,448,860
52,603	*	Komag, Inc	1,492,347
14,924	*	Kulicke & Soffa Industries, Inc	118,049
13,700		Lennox International, Inc	290,029
4,100		Manitowoc Co, Inc	168,182
5,853	*	Micros Systems, Inc	261,922
900		Middleby Corp	47,574
4,900		Modine Manufacturing Co	159,544
3,700		Nacco Industries, Inc (Class A)	396,714
17,427	*	Netgear, Inc	324,142
4,579		NN, Inc	58,062
8,308		Nordson Corp	284,798
11,977	*	PalmOne, Inc	356,555

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

49,200	*	Paxar Corp	$873,300
1,900		Sauer-Danfoss, Inc	33,763
2,623	*	Scansource, Inc	112,632
600		Schawk, Inc	15,000
7	*	Scientific Games Corp (Class A)	189
3,200	*	Semitool, Inc	30,528
50	*	Simpletech, Inc	191
2,500		Standex International Corp	71,025
22,400		Stewart & Stevenson Services, Inc	507,584
3,977		Tecumseh Products Co (Class A)	109,129
2,000		Tennant Co	70,820
2,000		Thomas Industries, Inc	79,920
7,300	*	UNOVA, Inc	194,399
1,600		Watsco, Inc	68,160
1,964		Woodward Governor Co	165,035
7,400		York International Corp	281,200

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	17,478,446

INSTRUMENTS AND RELATED PRODUCTS - 7.42%
5,165	*	Abaxis, Inc	56,195
2,958	*	ADE Corp	82,972
32	*	Advanced Medical Optics, Inc	1,272
5,900	*	Advanced Neuromodulation Systems, Inc	234,112
15,372	*	Align Technology, Inc	113,292
8,500		Analogic Corp	427,720
6,054		Arrow International, Inc	193,123
3,306	*	Arthrocare Corp	115,512
3,800	*	Aspect Medical Systems, Inc	113,012
3,102		BEI Technologies, Inc	82,761
6,700	*	Bio-Rad Laboratories, Inc (Class A)	396,707
4,021	*	Biosite, Inc	221,115
27,215	*	Candela Corp	284,397
12,236	*	Cepheid, Inc	89,812
7,844	*	Coherent, Inc	282,462
11,375		Cohu, Inc	228,069
30,037	*	Conmed Corp	924,238
2,500	*	Cuno, Inc	178,600
6,024	*	Cyberonics, Inc	261,381
9,335		Datascope Corp	311,322
5,400	*	Dionex Corp	235,494
53,800	*	DJ Orthopedics, Inc	1,475,734
6,900		DRS Technologies, Inc	353,832
27,300		EDO Corp	816,543
13,891	*	Encore Medical Corp	77,095
3,800	*	ESCO Technologies, Inc	383,040
6,500	*	Esterline Technologies Corp	260,520
3,482	*	Excel Technology, Inc	84,613
2,357	*	Faro Technologies, Inc	64,252
3,579	*	FEI Co	81,637
9,000	*	Haemonetics Corp	365,760
3,323	*	Herley Industries, Inc	60,612
18,179	*	Hologic, Inc	722,615
2,901	*	ICU Medical, Inc	93,325
4,056	*	I-Flow Corp	67,492
6,504	*	II-VI, Inc	119,609
8,527	*	Illumina, Inc	102,921
5,918	*	Integra LifeSciences Holding	172,806
6,996	*	Intermagnetics General Corp	215,197
2,101	*	Intralase Corp	41,222
9,830	*	Intuitive Surgical, Inc	458,471
10,300		Invacare Corp	456,908

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

10,800		Keithley Instruments, Inc	$166,428
2,669	*	Kensey Nash Corp	80,711
6,446	*	Kyphon, Inc	224,256
2,714	*	Laserscope	112,468
21,569	*	LeCroy Corp	296,574
3,100	*	Measurement Specialties, Inc	71,951
27,900		Mentor Corp	1,157,292
6,867	*	Merit Medical Systems, Inc	105,820
6,100		Mine Safety Appliances Co	281,820
53,658	*	MKS Instruments, Inc	906,284
11,235	*	Molecular Devices Corp	243,013
5,400		Movado Group, Inc	101,952
10,426		MTS Systems Corp	350,105
6,316	*	Newport Corp	87,540
3,701	*	Palomar Medical Technologies, Inc	88,528
21,468	*	Rofin-Sinar Technologies, Inc	704,150
3,761	*	Rudolph Technologies, Inc	53,895
5,503	*	Sirf Technology Holdings, Inc	97,293
2,900	*	Somanetics Corp	65,163
2,339	*	SonoSite, Inc	72,603
24,600		Steris Corp	633,942
14,500	*	Sybron Dental Specialties, Inc	545,490
3,600	*	Symmetry Medical, Inc	84,744
12,111	*	Techne Corp	556,016
23,100	*	Teledyne Technologies, Inc	752,598
66,971	*	Thoratec Corp	1,027,335
8,058	*	TriPath Imaging, Inc	68,976
40,100		United Industrial Corp	1,433,174
30,786	*	Varian, Inc	1,163,403
4,161	*	Ventana Medical Systems, Inc	167,397
46,500	*	Viasys Healthcare, Inc	1,050,435
5,446		Vital Signs, Inc	235,921
7,900	*	Wright Medical Group, Inc	210,930
10,660		X-Rite, Inc	122,697
2,785		Young Innovations, Inc	103,964
8,445	*	Zoll Medical Corp	214,925
39	*	Zygo Corp	382

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	24,947,947

INSURANCE AGENTS, BROKERS AND SERVICE - 0.12%
10,500		Clark, Inc	150,465
2,058	*	LabOne, Inc	81,929
4,600		National Financial Partners Corp	180,044

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	412,438

INSURANCE CARRIERS - 2.76%
4,400		21st Century Insurance Group	65,296
7,782		Affirmative Insurance Holdings, Inc	123,345
1,315		Alfa Corp	19,357
2,368	*	American Physicians Capital, Inc	87,971
3,583	*	Argonaut Group, Inc	82,731
600		Baldwin & Lyons, Inc (Class B)	14,460
22,900		Bristol West Holdings, Inc	419,070
6,000	*	Centene Corp	201,480
12,244	*	Ceres Group, Inc	74,444
462	*	Citizens, Inc	2,818
500	*	CNA Surety Corp	7,425
12,920	*	Danielson Holdings Corp	157,236
4,200		Delphi Financial Group, Inc (Class A)	185,430

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

79,166		Direct General Corp	$1,473,279
2,233		Donegal Group, Inc	44,571
634		EMC Insurance Group, Inc	11,463
5,400		Great American Financial Resources, Inc	106,974
3,125		Harleysville Group, Inc	65,281
4,992	*	HealthExtras, Inc	100,189
4,200		Horace Mann Educators Corp	79,044
8,221		Infinity Property & Casualty Corp	286,748
106		Kansas City Life Insurance Co	5,093
7,300		Landamerica Financial Group, Inc	433,401
2,374		Midland Co	83,541
18,300	*	Molina Healthcare, Inc	809,958
606	*	National Western Life Insurance Co (Class A)	117,497
2,579	*	Navigators Group, Inc	89,156
16,794		Ohio Casualty Corp	406,079
10	*	Philadelphia Consolidated Holding Corp	848
12,018		Presidential Life Corp	205,628
2,300	*	ProAssurance Corp	96,048
9,182		Safety Insurance Group, Inc	309,984
7,567		Selective Insurance Group, Inc	374,945
10,738		State Auto Financial Corp	333,308
6,200		Stewart Information Services Corp	260,400
4,061		Tower Group, Inc	63,473
4,501	*	Triad Guaranty, Inc	226,805
51,500		UICI	1,533,155
3,022		United Fire & Casualty Co	134,237
2,600		Zenith National Insurance Corp	176,436

		TOTAL INSURANCE CARRIERS	9,268,604

JUSTICE, PUBLIC ORDER AND SAFETY - 0.14%
9,800	*	Corrections Corp of America	384,650
3,000	*	Geo Group, Inc	75,150

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	459,800

LEATHER AND LEATHER PRODUCTS - 0.23%
3,700		Brown Shoe Co, Inc	144,855
5,900	*	Genesco, Inc	218,831
408		Weyco Group, Inc	8,040
16,350		Wolverine World Wide, Inc	392,563

		TOTAL LEATHER AND LEATHER PRODUCTS	764,289

LEGAL SERVICES - 0.10%
12,000	*	FTI Consulting, Inc	250,800
2,100		Pre-Paid Legal Services, Inc	93,765

		TOTAL LEGAL SERVICES	344,565

LUMBER AND WOOD PRODUCTS - 0.16%
2,970		American Woodmark Corp	89,130
22,100	*	Champion Enterprises, Inc	219,674
2,300		Deltic Timber Corp	87,469
3,100		Universal Forest Products, Inc	128,495

		TOTAL LUMBER AND WOOD PRODUCTS	524,768

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

METAL MINING - 0.25%
5,900		Cleveland-Cliffs, Inc	$340,784
69,800	*	Coeur D'alene Mines Corp	253,374
17,600	*	Hecla Mining Co	80,256
4,750		Royal Gold, Inc	95,570
11,700	*	Stillwater Mining Co	86,814

		TOTAL METAL MINING	856,798

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.74%
24,000		Blyth, Inc	673,200
4,300		Daktronics, Inc	86,043
690		Escalade, Inc	9,543
44,370	*	Jakks Pacific, Inc	852,348
6,300	*	K2, Inc	79,884
2,500		Marine Products Corp	36,375
4,000		Nautilus, Inc	114,000
1,941	*	RC2 Corp	72,923
2,100	*	Steinway Musical Instruments, Inc	61,656
15,600		Yankee Candle Co, Inc	500,760

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	2,486,732

MISCELLANEOUS RETAIL - 0.95%
5,822	*	1-800-Flowers.com, Inc (Class A)	40,987
9,946		Big 5 Sporting Goods Corp	282,267
2,200		Blair Corp	86,900
2,500	*	Build-A-Bear Workshop, Inc	58,625
47,700		Cash America International, Inc	959,724
3,362	*	Coldwater Creek, Inc	83,747
3,446	*	Hibbett Sporting Goods, Inc	130,397
10,702	*	NeighborCare, Inc	354,985
2,308	*	Party City Corp	27,696
5,055	*	Priceline.com, Inc	117,933
3,151	*	Sharper Image Corp	40,112
3,100	*	Sports Authority, Inc	98,580
3,400	*	Stamps.com, Inc	63,750
3,300		World Fuel Services Corp	77,253
24,040	*	Zale Corp	761,828

		TOTAL MISCELLANEOUS RETAIL	3,184,784

MOTION PICTURES - 0.27%
53,500		Blockbuster, Inc (Class A)	487,920
7,959		Carmike Cinemas, Inc	244,182
7,521	*	Macrovision Corp	169,523

		TOTAL MOTION PICTURES	901,625

NONDEPOSITORY INSTITUTIONS - 1.12%
2,516	*	Accredited Home Lenders Holding Co	110,704
19,500		Advance America Cash Advance Centers, Inc	312,000
2,188		Advanta Corp (Class A)	56,275
2,600		Advanta Corp (Class B)	73,216
3,200		Ares Capital Corp	57,056
8,998		Asta Funding, Inc	249,964
4,694		Beverly Hills Bancorp, Inc	51,399
8,400		CharterMac	184,464
2,200	*	Collegiate Funding Services LLC	32,076

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

44,875	*	CompuCredit Corp	$1,538,315
1,528	*	Credit Acceptance Corp	22,752
4,184	*	Encore Capital Group, Inc	71,128
8,800		Federal Agricultural Mortgage Corp (Class C)	194,040
2,000		Financial Federal Corp	77,280
11,815	*	First Cash Financial Services, Inc	252,487
15,713		MCG Capital Corp	268,378
4,400		NGP Capital Resources Co	65,692
4,400	*	World Acceptance Corp	132,220

		TOTAL NONDEPOSITORY INSTITUTIONS	3,749,446

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
6,300		Amcol International Corp	118,377
4,400		Compass Minerals International, Inc	102,960

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	221,337

OIL AND GAS EXTRACTION - 3.56%
25,437		Berry Petroleum Co (Class A)	1,345,109
14,400		Cabot Oil & Gas Corp (Class A)	499,680
32,791	*	Cal Dive International, Inc	1,717,265
10,500	*	Callon Petroleum Co	155,190
40,500	*	Cheniere Energy, Inc	1,259,550
17,121	*	Cimarex Energy Co	666,178
4,100	*	Comstock Resources, Inc	103,689
9,365	*	Edge Petroleum Corp	146,281
2,500	*	Encore Acquisition Co	102,500
4,800	*	Energy Partners Ltd	125,808
37,746	*	Global Industries Ltd	320,841
27,700	*	Grey Wolf, Inc	205,257
86,500	*	Harvest Natural Resources, Inc	945,445
6,800	*	KCS Energy, Inc	118,116
25,440	*	Meridian Resource Corp	121,603
8,245	*	Mission Resources Corp	66,537
11,000	*	Newpark Resources, Inc	82,500
3,800	*	Oceaneering International, Inc	146,870
500	v*	PetroCorp (Escrow)	-
23,089	*	Petroleum Development Corp	735,385
3,000	*	Remington Oil & Gas Corp	107,100
12,400		RPC, Inc	209,808
17,800	*	Seacor Smit, Inc	1,144,540
2,900	*	Spinnaker Exploration Co	102,921
7,000		St. Mary Land & Exploration Co	202,860
3,200	*	Stone Energy Corp	156,480
16,100	*	Superior Energy Services, Inc	286,580
5,000	*	Swift Energy Co	179,100
22,600	*	Transmontaigne, Inc	237,300
5,200	*	Veritas DGC, Inc	144,248
4,900		W&T Offshore, Inc	117,943
3,700	*	W-H Energy Services, Inc	92,241
3,900	*	Whiting Petroleum Corp	141,609

		TOTAL OIL AND GAS EXTRACTION	11,986,534

PAPER AND ALLIED PRODUCTS - 0.37%
9,000	*	Buckeye Technologies, Inc	71,730
600		Chesapeake Corp	12,564
7,800		Glatfelter	96,720
5,100	*	Graphic Packaging Corp	18,615

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

3,200		Greif, Inc (Class A)	$195,520
8,900		Longview Fibre Co	182,895
4,100		Neenah Paper, Inc	126,977
9,400	*	Playtex Products, Inc	101,144
4,400		Potlatch Corp	230,252
1,400		Rock-Tenn Co (Class A)	17,710
3,500		Schweitzer-Mauduit International, Inc	108,955
6,300		Wausau-Mosinee Paper Corp	75,474

		TOTAL PAPER AND ALLIED PRODUCTS	1,238,556

PERSONAL SERVICES - 0.75%
1,400		Angelica Corp	34,314
3,470	*	Coinstar, Inc	78,734
5,452		G & K Services, Inc (Class A)	205,704
68,400		Jackson Hewitt Tax Service, Inc	1,616,976
12,600		Regis Corp	492,408
2,500		Unifirst Corp	101,350

		TOTAL PERSONAL SERVICES	2,529,486

PETROLEUM AND COAL PRODUCTS - 1.06%
2,900		ElkCorp	82,795
44,600		Frontier Oil Corp	1,309,010
1,800	*	Giant Industries, Inc	64,800
5,922	*	Headwaters, Inc	203,598
13,100		Holly Corp	611,377
27,905		Tesoro Corp	1,298,141

		TOTAL PETROLEUM AND COAL PRODUCTS	3,569,721

PRIMARY METAL INDUSTRIES - 2.60%
116,674	*	AK Steel Holding Corp	747,880
4,000	*	Aleris International, Inc	90,200
12,400		Belden CDT, Inc	262,880
5,100	*	Brush Engineered Materials, Inc	72,726
7,000		Carpenter Technology Corp	362,600
5,486	*	Century Aluminum Co	111,914
38,500	*	CommScope, Inc	670,285
4,339	*	Encore Wire Corp	50,289
8,700	*	General Cable Corp	129,021
6,851		Gibraltar Industries, Inc	127,018
25,600	*	Lone Star Technologies, Inc	1,164,800
9,449		Matthews International Corp (Class A)	368,133
12,300	*	Maverick Tube Corp	366,540
16,000		Mueller Industries, Inc	433,600
6,300	*	NS Group, Inc	204,813
9,930	*	Oregon Steel Mills, Inc	170,895
7,150		Quanex Corp	379,022
51,800	*	RTI International Metals, Inc	1,627,038
2,671		Schnitzer Steel Industries, Inc (Class A)	63,303
10,937		Steel Dynamics, Inc	287,096
24,846		Steel Technologies, Inc	419,897
6,400		Texas Industries, Inc	359,872
1,900	*	Titanium Metals Corp	107,901
7,600		Tredegar Corp	118,560
3,400	*	Wheeling-Pittsburgh Corp	52,292

		TOTAL PRIMARY METAL INDUSTRIES	8,748,575

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

PRINTING AND PUBLISHING - 1.50%
7,100		Banta Corp	$322,056
7,800	*	Consolidated Graphics, Inc	318,006
765		Courier Corp	29,384
1,758		CSS Industries, Inc	59,491
8,500		Ennis, Inc	154,020
31,637		Harland (John H.) Co	1,202,206
15,600		Journal Communications, Inc	262,080
27,300	*	Journal Register Co	478,023
2,800	*	Martha Stewart Living Omnimedia, Inc (Class A)	81,704
354	*	Presstek, Inc	4,007
14,300	*	Primedia, Inc	57,915
16,200		Reader's Digest Association, Inc (Class A)	267,300
8,934	*	Scholastic Corp	344,406
4,300		Thomas Nelson, Inc	93,568
37,300	*	Valassis Communications, Inc	1,381,965

		TOTAL PRINTING AND PUBLISHING	5,056,131

RAILROAD TRANSPORTATION - 0.23%
4,400		Florida East Coast Industries	190,520
4,800	*	Genesee & Wyoming, Inc (Class A)	130,608
23,100	*	Kansas City Southern Industries, Inc	466,158

		TOTAL RAILROAD TRANSPORTATION	787,286

REAL ESTATE - 0.70%
10,492	*	Alderwoods Group, Inc	150,770
1,500		Consolidated-Tomoka Land Co	129,000
28,700	*	Jones Lang LaSalle, Inc	1,269,401
85,764		Stewart Enterprises, Inc (Class A)	560,897
10,000	*	Trammell Crow Co	242,400

		TOTAL REAL ESTATE	2,352,468

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.83%
4,600		Cooper Tire & Rubber Co	85,422
4,900	*	Deckers Outdoor Corp	120,540
91,040	*	Goodyear Tire & Rubber Co	1,356,496
4,260		Schulman (A.), Inc	76,211
6,900	*	Skechers U.S.A., Inc (Class A)	98,394
9,700		Spartech Corp	172,660
3,000	*	Trex Co, Inc	77,100
15,300		Tupperware Corp	357,561
15,600		West Pharmaceutical Services, Inc	437,580

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,781,964

SECURITY AND COMMODITY BROKERS - 0.32%
6,226		Calamos Asset Management, Inc (Class A)	169,596
12,900	*	Investment Technology Group, Inc	271,158
29,800	*	Knight Capital Group, Inc	227,076
6,673	*	MarketAxess Holdings, Inc	75,405
6,793		optionsXpress Holdings, Inc	103,254
4,400	*	Piper Jaffray Cos	133,892
700	*	Stifel Financial Corp	16,912
4,900		SWS Group, Inc	84,182

		TOTAL SECURITY AND COMMODITY BROKERS	1,081,475

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

SOCIAL SERVICES - 0.08%
2,790	*	Bright Horizons Family Solutions, Inc	$113,609
11,793	*	Res-Care, Inc	159,913

		TOTAL SOCIAL SERVICES	273,522

SPECIAL TRADE CONTRACTORS - 0.68%
13,202	*	Asiainfo Holdings, Inc	72,743
3,600		Chemed Corp	147,168
20,800	*	Comfort Systems U.S.A., Inc	136,864
80,500	*	Dycom Industries, Inc	1,594,705
4,400	*	EMCOR Group, Inc	215,160
2,900	*	Layne Christensen Co	57,609
7,400	*	Quanta Services, Inc	65,120

		TOTAL SPECIAL TRADE CONTRACTORS	2,289,369

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
7,443		Apogee Enterprises, Inc	114,399
3,432	*	Cabot Microelectronics Corp	99,494
1,000		CARBO Ceramics, Inc	78,960
1,400		Eagle Materials, Inc	129,626
4,800	b*	USG Corp	204,000

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	626,479

TEXTILE MILL PRODUCTS - 0.05%
4,000		Oxford Industries, Inc	172,200

		TOTAL TEXTILE MILL PRODUCTS	172,200

TOBACCO PRODUCTS - 0.04%
3,400		Universal Corp (Virginia)	148,852

		TOTAL TOBACCO PRODUCTS	148,852

TRANSPORTATION BY AIR - 0.75%
16,400	*	ABX Air, Inc	133,660
7,700	*	Alaska Air Group, Inc	229,075
12,400	*	Continental Airlines, Inc (Class B)	164,672
14,890	*	EGL, Inc	302,565
121,300	*	ExpressJet Holdings, Inc	1,032,263
22,008	*	Mesa Air Group, Inc	147,674
5,900	*	Offshore Logistics, Inc	193,756
7,040	*	Pinnacle Airlines Corp	60,474
7,315	*	Republic Airways Holdings, Inc	105,702
8,192		Skywest, Inc	148,930

		TOTAL TRANSPORTATION BY AIR	2,518,771

TRANSPORTATION EQUIPMENT - 1.99%
9,600	*	AAR Corp	150,816
19,528	*	Aftermarket Technology Corp	340,373
12,000		American Axle & Manufacturing Holdings, Inc	303,240
3,897		Arctic Cat, Inc	80,005

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

10,750	*	Armor Holdings, Inc	$425,808
24,600		ArvinMeritor, Inc	437,634
11,000		Clarcor, Inc	321,750
15,300	*	GenCorp, Inc	294,678
1,900		Greenbrier Cos, Inc	51,490
5,900	*	Group 1 Automotive, Inc	141,836
5,700		Heico Corp	133,437
14,300		JLG Industries, Inc	392,964
7,600		Monaco Coach Corp	130,644
1,700		Noble International Ltd	40,035
31,300	*	Orbital Sciences Corp	309,870
1,700	*	Sequa Corp (Class A)	112,489
4,400		Superior Industries International, Inc	104,280
8,060	*	Tenneco Automotive, Inc	134,118
27,400		Thor Industries, Inc	861,182
12,900	*	Triumph Group, Inc	448,404
40,500		Wabash National Corp	981,315
11,600		Westinghouse Air Brake Technologies Corp	249,168
7,800		Winnebago Industries, Inc	255,450

		TOTAL TRANSPORTATION EQUIPMENT	6,700,986

TRANSPORTATION SERVICES - 0.59%
2,200		Ambassadors Group, Inc	81,818
36,300		GATX Corp	1,252,350
3,800	*	HUB Group, Inc	95,190
4,572	*	Navigant International, Inc	67,163
20,784	*	Pacer International, Inc	452,883
3,760	*	Pegasus Solutions, Inc	41,924

		TOTAL TRANSPORTATION SERVICES	1,991,328

TRUCKING AND WAREHOUSING - 0.46%
7,211		Arkansas Best Corp	229,382
8,816		Forward Air Corp	249,228
9,135		Heartland Express, Inc	177,493
2	*	Landstar System, Inc	60
2,500	*	Marten Transport Ltd	52,475
2,347	*	Old Dominion Freight Line	62,970
8,822		Overnite Corp	379,170
10,831	*	SCS Transportation, Inc	192,792
6,604	*	U.S. Xpress Enterprises, Inc (Class A)	78,654
6,692		Werner Enterprises, Inc	131,431

		TOTAL TRUCKING AND WAREHOUSING	1,553,655

WATER TRANSPORTATION - 0.06%
4,400	*	Kirby Corp	198,440

		TOTAL WATER TRANSPORTATION	198,440

WHOLESALE TRADE-DURABLE GOODS - 1.55%
88,864		Agilysys, Inc	1,395,165
8,150		Applied Industrial Technologies, Inc	263,164
3,500		Barnes Group, Inc	115,850
3,800	*	Beacon Roofing Supply, Inc	99,940
1,600		BlueLinx Holdings, Inc	16,928
9,346		Building Materials Holding Corp	647,584
10,561	*	Digi International, Inc	125,253

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

SHARES			VALUE

1,400	*	Drew Industries, Inc	$63,560
4,100	*	Imagistics International, Inc	114,800
18,236	*	Insight Enterprises, Inc	368,002
700	*	Interline Brands, Inc	13,860
2,305	*	Keystone Automotive Industries, Inc	57,003
10,700		Knight Transportation, Inc	260,331
1,300		Lawson Products, Inc	50,466
3,200	*	Merge Technologies, Inc	60,000
4,566	*	Microtek Medical Holdings, Inc	16,757
7,547	*	Navarre Corp	60,338
7,800		Owens & Minor, Inc	252,330
7,152	*	PSS World Medical, Inc	89,042
8,100		Reliance Steel & Aluminum Co	300,267
6,400		Ryerson Tull, Inc	91,328
1,268	*	Strattec Security Corp	69,055
23,142	*	Sycamore Networks, Inc	79,840
2,685	*	TBC Corp	72,844
10,100	*	Tyler Technologies, Inc	76,356
19,300	*	Visteon Corp	116,379
9,100	*	WESCO International, Inc	285,558
2,385	*	West Marine, Inc	43,073

		TOTAL WHOLESALE TRADE-DURABLE GOODS	5,205,073

WHOLESALE TRADE-NONDURABLE GOODS - 1.41%
48		Aceto Corp	359
6,400		Handleman Co	105,664
3,500		Kenneth Cole Productions, Inc (Class A)	108,920
44,484		K-Swiss, Inc (Class A)	1,438,613
600	*	Maui Land & Pineapple Co	22,848
2,400	*	Men's Wearhouse, Inc	82,632
8,498	*	Metals USA, Inc	161,632
6,600		Myers Industries, Inc	82,500
4,563		Nash Finch Co	167,645
6,500		Nu Skin Enterprises, Inc (Class A)	151,450
1,300	*	Nuco2, Inc	33,371
2,864	*	Performance Food Group Co	86,521
4,100	*	Perry Ellis International, Inc	95,899
1,950	*	Priority Healthcare Corp (Class B)	49,452
2,919	*	School Specialty, Inc	135,734
3,900	*	Smart & Final, Inc	47,775
5,400	*	Source Interlink Cos, Inc	66,798
6,700		Stride Rite Corp	92,393
9,200	*	Tractor Supply Co	451,720
5,900	*	United Natural Foods, Inc	179,183
24,383	*	United Stationers, Inc	1,197,205

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	4,758,314

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Equity Fund

		VALUE

	TOTAL COMMON STOCKS	$335,981,821
	(Cost $317,995,986)

	TOTAL PORTFOLIO - 99.87%	335,981,821
	(Cost $317,995,986)

	OTHER ASSETS & LIABILITIES, NET - 0.13%	452,992

	NET ASSETS -100.00%	$336,434,813

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value.

	For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

PREFERRED STOCKS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
30	*	Simon Property Group L.P.	$1,860

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,860

		TOTAL PREFERRED STOCKS	1,860
		(Cost $957)

COMMON STOCKS - 99.95%
AMUSEMENT AND RECREATION SERVICES - 0.18%
8,211		Harrah's Entertainment, Inc	591,767
275		International Speedway Corp (Class A)	15,471
4,757	*	Penn National Gaming, Inc	173,631
953		Westwood One, Inc	19,470

		TOTAL AMUSEMENT AND RECREATION SERVICES	800,339

APPAREL AND ACCESSORY STORES - 1.19%
6,162		Abercrombie & Fitch Co (Class A)	423,329
8,596		American Eagle Outfitters, Inc	263,467
2,410	*	AnnTaylor Stores Corp	58,515
1,328		Bebe Stores, Inc	35,152
13,041	*	Chico's FAS, Inc	447,046
6,200		Claire's Stores, Inc	149,110
5,830		Foot Locker, Inc	158,693
43,131		Gap, Inc	851,837
22,125	*	Kohl's Corp	1,237,009
24,978		Limited Brands, Inc	535,029
7,918		Nordstrom, Inc	538,186
10,681		Ross Stores, Inc	308,788
3,822	*	Urban Outfitters, Inc	216,669

		TOTAL APPAREL AND ACCESSORY STORES	5,222,830

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
244	*	Columbia Sportswear Co	12,051
900		Polo Ralph Lauren Corp	38,799
8,292	*	Quiksilver, Inc	132,506

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	183,356

AUTO REPAIR, SERVICES AND PARKING - 0.01%
1,649		Ryder System, Inc	60,353

		TOTAL AUTO REPAIR, SERVICES AND PARKING	60,353

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.28%
5,024	*	Advance Auto Parts	$324,299
4,066	*	Autozone, Inc	375,942
7,900	*	Carmax, Inc	210,535
4,967	*	Copart, Inc	118,215
7,488	*	O'Reilly Automotive, Inc	223,217

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,252,208

BUILDING MATERIALS AND GARDEN SUPPLIES - 2.28%
4,600		Fastenal Co	281,796
156,571		Home Depot, Inc	6,090,612
56,116		Lowe's Cos	3,267,074
8,350		Sherwin-Williams Co	393,201

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	10,032,683

BUSINESS SERVICES - 11.89%
12,866	*	Activision, Inc	212,546
35,460		Adobe Systems, Inc	1,014,865
5,526	*	Affiliated Computer Services, Inc (Class A)	282,379
8,053	*	Akamai Technologies, Inc	105,736
5,957	*	Alliance Data Systems Corp	241,616
4,437	*	Ask Jeeves, Inc	133,953
16,525	*	Autodesk, Inc	567,964
42,283		Automatic Data Processing, Inc	1,774,618
1,749	*	BEA Systems, Inc	15,356
3,721	*	Bisys Group, Inc	55,592
6,785	*	BMC Software, Inc	121,791
2,940		Brink's Co	105,840
2,104	*	CACI International, Inc (Class A)	132,889
9,147	*	Cadence Design Systems, Inc	124,948
7,435		Cendant Corp	166,321
5,158	*	Ceridian Corp	100,478
2,101	*	Cerner Corp	142,805
4,086		Certegy, Inc	156,167
4,922	*	Checkfree Corp	167,643
6,700	*	ChoicePoint, Inc	268,335
12,900	*	Citrix Systems, Inc	279,414
9,800	*	Cognizant Technology Solutions Corp	461,874
24,313		Computer Associates International, Inc	668,121
12,179	*	Compuware Corp	87,567
5,400	*	DST Systems, Inc	252,720
78,934	*	eBay, Inc	2,605,611
22,336	*	Electronic Arts, Inc	1,264,441
8,582		Electronic Data Systems Corp	165,204
6,953		Equifax, Inc	248,292
2,640	*	F5 Networks, Inc	124,700
3,680		Fair Isaac Corp	134,320
56,413		First Data Corp	2,264,418
13,840	*	Fiserv, Inc	594,428
3,305	*	Getty Images, Inc	245,429
11,288	*	Google, Inc (Class A)	3,320,365
8,073		GTECH Holdings Corp	236,055
2,837	*	Hyperion Solutions Corp	114,161
16,420		IMS Health, Inc	406,723
1,237		Interactive Data Corp	25,705
26,672	*	Interpublic Group of Cos, Inc	324,865
11,887	*	Intuit, Inc	536,223
8,250	*	Iron Mountain, Inc	255,915

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

28,741	*	Juniper Networks, Inc	$723,698
3,377	*	Kinetic Concepts, Inc	202,620
5,000	*	Lamar Advertising Co	213,850
5,600	*	Macromedia, Inc	214,032
1,688		Manpower, Inc	67,149
11,733	*	McAfee, Inc	307,170
6,400	*	Mercury Interactive Corp	245,504
671,682		Microsoft Corp	16,684,581
7,600	*	Monster Worldwide, Inc	217,968
4,000		National Instruments Corp	84,800
6,495	*	NAVTEQ Corp	241,484
13,283		Omnicom Group, Inc	1,060,780
274,464	*	Oracle Corp	3,622,925
3,800	*	Pixar	190,190
12,343	*	Red Hat, Inc	161,693
3,407	*	Rent-A-Center, Inc	79,349
465		Reynolds & Reynolds Co (Class A)	12,569
11,400		Robert Half International, Inc	284,658
4,803	*	Salesforce.com, Inc	98,365
12,903		Servicemaster Co	172,900
4,318		Siebel Systems, Inc	38,430
2,050	*	SRA International, Inc (Class A)	71,176
145,795	*	Sun Microsystems, Inc	543,815
19,600	*	SunGard Data Systems, Inc	689,332
51,453	*	Symantec Corp	1,118,588
1,704	*	Synopsys, Inc	28,406
4,245	*	Take-Two Interactive Software, Inc	108,035
2,900		Total System Services, Inc	69,890
1,889	*	Unisys Corp	11,957
19,185	*	VeriSign, Inc	551,761
5,422	*	Veritas Software Corp	132,297
11,241		Waste Management, Inc	318,570
19,759	*	WebMD Corp	202,925
87,768	*	Yahoo!, Inc	3,041,161

		TOTAL BUSINESS SERVICES	52,321,021

CHEMICALS AND ALLIED PRODUCTS - 12.29%
98,432		Abbott Laboratories	4,824,152
1,657		Air Products & Chemicals, Inc	99,917
1,454		Alberto-Culver Co	63,002
1,500	*	American Pharmaceutical Partners, Inc	61,875
89,752	*	Amgen, Inc	5,426,406
5,292		Avery Dennison Corp	280,264
34,162		Avon Products, Inc	1,293,032
7,254	*	Barr Pharmaceuticals, Inc	353,560
11,221	*	Biogen Idec, Inc	386,563
57,405		Bristol-Myers Squibb Co	1,433,977
800	*	Celanese Corp (Series A)	12,712
4,200	*	Cephalon, Inc	167,202
2,185	*	Charles River Laboratories International, Inc	105,426
3,898		Chemtura Corp	55,157
7,114	*	Chiron Corp	248,207
4,735		Church & Dwight Co, Inc	171,407
27,600		Colgate-Palmolive Co	1,377,516
3,161		Dade Behring Holdings, Inc	205,497
65,756		Dow Chemical Co	2,928,115
11,983		Du Pont (E.I.) de Nemours & Co	515,389
12,966		Ecolab, Inc	419,580
2,200	*	Eon Labs, Inc	67,408
9,866		Estee Lauder Cos (Class A)	386,057
500	*	Eyetech Pharmaceuticals, Inc	6,320

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

24,792	*	Forest Laboratories, Inc	$963,169
33,586	*	Genentech, Inc	2,696,284
18,225	*	Genzyme Corp	1,095,140
32,745	*	Gilead Sciences, Inc	1,440,452
64,943		Gillette Co	3,288,064
5,464	*	Hospira, Inc	213,096
800	*	Huntsman Corp	16,216
2,500	*	Idexx Laboratories, Inc	155,825
5,100	*	ImClone Systems, Inc	157,947
6,618		International Flavors & Fragrances, Inc	239,704
1,980	*	Invitrogen Corp	164,914
14,950	*	IVAX Corp	321,425
939	*	Kos Pharmaceuticals, Inc	61,505
66,330		Lilly (Eli) & Co	3,695,244
17,906	*	MedImmune, Inc	478,448
36,857		Merck & Co, Inc	1,135,196
12,600	*	Millennium Pharmaceuticals, Inc	116,802
15,192		Monsanto Co	955,121
5,483		Mylan Laboratories, Inc	105,493
5,943	*	Nalco Holding Co	116,661
3,788	*	OSI Pharmaceuticals, Inc	154,816
20,486		Praxair, Inc	954,648
180,972		Procter & Gamble Co	9,546,273
7,448	*	Protein Design Labs, Inc	150,524
824		Rohm & Haas Co	38,184
106,942		Schering-Plough Corp	2,038,314
400	*	Scotts Miracle-Gro Co (Class A)	28,484
7,563	*	Sepracor, Inc	453,856
453		Sigma-Aldrich Corp	25,386
6,702		Valeant Pharmaceuticals International	118,156
5,882	*	VCA Antech, Inc	142,639
48,332		Wyeth	2,150,774

		TOTAL CHEMICALS AND ALLIED PRODUCTS	54,107,501

COAL MINING - 0.23%
1,848		Arch Coal, Inc	100,660
4,398		Consol Energy, Inc	235,645
5,493		Massey Energy Co	207,196
9,389		Peabody Energy Corp	488,604

		TOTAL COAL MINING	1,032,105

COMMUNICATIONS - 1.99%
9,637	*	Alamosa Holdings, Inc	133,954
14,473	*	American Tower Corp (Class A)	304,222
23,808	*	Avaya, Inc	198,083
14,039	*	Cablevision Systems Corp (Class A)	452,056
1,800	*	Citadel Broadcasting Corp	20,610
13,153		Clear Channel Communications, Inc	406,822
69,919	*	Comcast Corp (Class A)	2,146,513
1,200	*	Cox Radio, Inc (Class A)	18,900
10,270	*	Crown Castle International Corp	208,686
46,233	*	DIRECTV Group, Inc	716,612
16,665		EchoStar Communications Corp (Class A)	502,450
2,300		Global Payments, Inc	155,940
10,301	*	IAC/InterActiveCorp	247,739
7,257	*	Liberty Global, Inc	338,684
3,356	*	NCR Corp	117,863
27,680	*	Nextel Communications, Inc (Class A)	894,341
10,715	*	Nextel Partners, Inc (Class A)	269,697

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

4,302	*	NII Holdings, Inc (Class B)	$275,070
1,463		PanAmSat Holding Corp	30,006
2,976	*	Spectrasite, Inc	221,504
910		Telephone and Data Systems, Inc (Non-Vote)	37,137
600	*	U.S. Cellular Corp	29,964
7,979	*	Univision Communications, Inc (Class A)	219,821
1,400	*	West Corp	53,760
6,235	*	Western Wireless Corp (Class A)	263,740
15,283	*	XM Satellite Radio Holdings, Inc	514,426

		TOTAL COMMUNICATIONS	8,778,600

DEPOSITORY INSTITUTIONS - 0.99%
400		Bank of Hawaii Corp	20,300
10,476		Commerce Bancorp, Inc	317,528
200		Cullen/Frost Bankers, Inc	9,530
3,803		East West Bancorp, Inc	127,743
2,336		Fifth Third Bancorp	96,267
7,615		Golden West Financial Corp	490,254
43,856		Hudson City Bancorp, Inc	500,397
2,296		IndyMac Bancorp, Inc	93,516
5,000		Investors Financial Services Corp	189,100
2,201		Mellon Financial Corp	63,147
7,968		Northern Trust Corp	363,261
4,247		People's Bank	128,429
6,988		State Street Corp	337,171
22,556		Synovus Financial Corp	646,680
7,039		TCF Financial Corp	182,169
535		Valley National Bancorp	12,508
12,272		Wells Fargo & Co	755,710

		TOTAL DEPOSITORY INSTITUTIONS	4,333,710

EATING AND DRINKING PLACES - 0.64%
6,300		Applebee's International, Inc	166,887
5,034		Aramark Corp (Class B)	132,898
6,200	*	Brinker International, Inc	248,310
1,596		CBRL Group, Inc	62,020
11,306		Darden Restaurants, Inc	372,872
4,195		Outback Steakhouse, Inc	189,782
4,341	*	Sonic Corp	132,531
5,950	*	The Cheesecake Factory, Inc	206,643
4,267		Wendy's International, Inc	203,322
20,959		Yum! Brands, Inc	1,091,545

		TOTAL EATING AND DRINKING PLACES	2,806,810

EDUCATIONAL SERVICES - 0.37%
10,385	*	Apollo Group, Inc (Class A)	812,315
7,700	*	Career Education Corp	281,897
5,617	*	Education Management Corp	189,461
3,500	*	ITT Educational Services, Inc	186,970
3,238	*	Laureate Education, Inc	154,971

		TOTAL EDUCATIONAL SERVICES	1,625,614

ELECTRIC, GAS, AND SANITARY SERVICES - 0.83%
45,897	*	AES Corp	751,793
4,672	*	Allied Waste Industries, Inc	37,049
700		Aqua America, Inc	20,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

6,443		Kinder Morgan, Inc	$536,058
1,424		Questar Corp	93,842
3,300	*	Stericycle, Inc	166,056
17,341		TXU Corp	1,440,864
3,809		Western Gas Resources, Inc	132,934
24,526		Williams Cos, Inc	465,994

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,645,408

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 14.83%
15,941	*	Advanced Micro Devices, Inc	276,417
13,060	*	Agere Systems, Inc	156,720
26,915	*	Altera Corp	533,455
12,008		American Power Conversion Corp	283,269
4,995		Ametek, Inc	209,041
6,397		Amphenol Corp (Class A)	256,967
26,802		Analog Devices, Inc	999,983
2,915	*	Andrew Corp	37,195
1,600		AVX Corp	19,392
20,056	*	Broadcom Corp (Class A)	712,189
5,400	*	CIENA Corp	11,286
468,884	*	Cisco Systems, Inc	8,960,373
12,533	*	Comverse Technology, Inc	296,405
5,700	*	Cree, Inc	145,179
2,000	*	Dolby Laboratories, Inc (Class A)	44,120
25,237		Emerson Electric Co	1,580,593
4,223	*	Energizer Holdings, Inc	262,544
3,599	*	Freescale Semiconductor, Inc (Class B)	76,227
583,257		General Electric Co	20,209,855
4,800		Harman International Industries, Inc	390,528
8,065		Harris Corp	251,709
447,835		Intel Corp	11,670,580
3,559	*	International Rectifier Corp	169,835
5,700		Intersil Corp (Class A)	106,989
48,866	*	JDS Uniphase Corp	74,276
4,961		L-3 Communications Holdings, Inc	379,913
22,195		Linear Technology Corp	814,335
12,800	*	LSI Logic Corp	108,672
23,546		Maxim Integrated Products, Inc	899,693
9,702	*	MEMC Electronic Materials, Inc	153,000
15,047		Microchip Technology, Inc	445,692
20,600	*	Micron Technology, Inc	210,326
4,940		Molex, Inc	128,638
142,411		Motorola, Inc	2,600,425
25,231		National Semiconductor Corp	555,839
26,520	*	Network Appliance, Inc	749,720
4,446	*	Novellus Systems, Inc	109,861
12,600	*	Nvidia Corp	336,672
6,100	*	QLogic Corp	188,307
118,483		Qualcomm, Inc	3,911,124
12,921		Rockwell Collins, Inc	616,073
20,600	*	Sanmina-SCI Corp	112,682
9,117		Scientific-Atlanta, Inc	303,323
96,006	*	Sirius Satellite Radio, Inc	622,119
1,866	*	Spectrum Brands, Inc	61,578
120,591		Texas Instruments, Inc	3,384,989
1,894	*	Thomas & Betts Corp	53,487
5,993	*	Titan Corp	136,281
3,100	*	Vishay Intertechnology, Inc	36,797
25,190		Xilinx, Inc	642,345

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	65,297,018

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.87%
1,900	*	BearingPoint, Inc	$13,927
11,722	*	Celgene Corp	477,906
3,100		Corporate Executive Board Co	242,823
6,184		Fluor Corp	356,137
3,748	*	Gen-Probe, Inc	135,790
1,521	*	Hewitt Associates, Inc	40,322
3,300	*	Jacobs Engineering Group, Inc	185,658
18,196		Moody's Corp	818,092
23,326		Paychex, Inc	759,028
3,700	*	Pharmaceutical Product Development, Inc	173,382
11,574		Quest Diagnostics, Inc	616,547

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,819,612

FABRICATED METAL PRODUCTS - 0.38%
1,900	*	Alliant Techsystems, Inc	134,140
1,096		Ball Corp	39,412
11,675	*	Crown Holdings, Inc	166,135
16,803		Illinois Tool Works, Inc	1,338,863

		TOTAL FABRICATED METAL PRODUCTS	1,678,550

FOOD AND KINDRED PRODUCTS - 3.59%
34,714		Anheuser-Busch Cos, Inc	1,588,166
8,700		Campbell Soup Co	267,699
94,065		Coca-Cola Co	3,927,214
3,476	*	Constellation Brands, Inc (Class A)	102,542
1,088		General Mills, Inc	50,907
13,743		H.J. Heinz Co	486,777
11,399		Hershey Foods Corp	707,878
12,111		Kellogg Co	538,213
6,424		McCormick & Co, Inc (Non-Vote)	209,936
2,420		Pepsi Bottling Group, Inc	69,236
121,457		PepsiCo, Inc	6,550,176
20,742		Sara Lee Corp	410,899
12,703		Wrigley (Wm.) Jr Co	874,475

		TOTAL FOOD AND KINDRED PRODUCTS	15,784,118

FOOD STORES - 0.50%
1,900	*	7-Eleven, Inc	57,456
1,895	*	Panera Bread Co (Class A)	117,651
28,189	*	Starbucks Corp	1,456,244
4,690		Whole Foods Market, Inc	554,827

		TOTAL FOOD STORES	2,186,178

FURNITURE AND FIXTURES - 0.37%
5,500		Herman Miller, Inc	169,620
1,000		Hillenbrand Industries, Inc	50,550
4,111		HNI Corp	210,277
2,540		Johnson Controls, Inc	143,078
3,784		Leggett & Platt, Inc	100,579
24,955		Masco Corp	792,571

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

3,557		Newell Rubbermaid, Inc	$84,799
3,021	*	Tempur-Pedic International, Inc	67,006

		TOTAL FURNITURE AND FIXTURES	1,618,480

FURNITURE AND HOMEFURNISHINGS STORES - 0.68%
21,265	*	Bed Bath & Beyond, Inc	888,452
19,554		Best Buy Co, Inc	1,340,427
5,611		Circuit City Stores, Inc (Circuit City Group)	97,014
849	*	Mohawk Industries, Inc	70,042
11,237		RadioShack Corp	260,361
2,039		Steelcase, Inc (Class A)	28,240
8,308	*	Williams-Sonoma, Inc	328,748

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	3,013,284

GENERAL BUILDING CONTRACTORS - 0.65%
1,232		Beazer Homes U.S.A., Inc	70,409
4,821		Centex Corp	340,700
14,308		D.R. Horton, Inc	538,124
2,380	*	Hovnanian Enterprises, Inc (Class A)	155,176
4,824		KB Home	367,733
5,526		Lennar Corp (Class A)	350,625
1,310		MDC Holdings, Inc	107,747
379	*	NVR, Inc	306,990
2,625		Ryland Group, Inc	199,159
300		Standard-Pacific Corp	26,385
3,825	*	Toll Brothers, Inc	388,429

		TOTAL GENERAL BUILDING CONTRACTORS	2,851,477

GENERAL MERCHANDISE STORES - 3.37%
400	*	Cabela's, Inc	8,544
13,151		Costco Wholesale Corp	589,428
23,800		Dollar General Corp	484,568
9,184		Family Dollar Stores, Inc	239,702
5,869		J.C. Penney Co, Inc	308,592
528		Neiman Marcus Group, Inc (Class A)	51,174
64,222		Target Corp	3,494,319
34,781		TJX Cos, Inc	846,917
182,669		Wal-Mart Stores, Inc	8,804,646

		TOTAL GENERAL MERCHANDISE STORES	14,827,890

HEALTH SERVICES - 1.87%
3,742	*	Accredo Health, Inc	169,887
29,425	*	Caremark Rx, Inc	1,310,001
5,175	*	Community Health Systems, Inc	195,563
4,744	*	Covance, Inc	212,863
7,745	*	Coventry Health Care, Inc	547,959
7,036	*	DaVita, Inc	319,997
4,500	*	Edwards Lifesciences Corp	193,590
8,936	*	Express Scripts, Inc	446,621
31,995		HCA, Inc	1,813,157
16,323		Health Management Associates, Inc (Class A)	427,336
9,757	*	Laboratory Corp of America Holdings	486,874
3,951	*	LifePoint Hospitals, Inc	199,605
6,661	*	Lincare Holdings, Inc	272,035
6,207		Manor Care, Inc	246,604

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

13,893	*	Medco Health Solutions, Inc	$741,330
5,072	*	Renal Care Group, Inc	233,819
1,356	*	Sierra Health Services, Inc	96,900
4,807	*	Tenet Healthcare Corp	58,838
2,200	*	Triad Hospitals, Inc	120,208
2,381		Universal Health Services, Inc (Class B)	148,051

		TOTAL HEALTH SERVICES	8,241,238

HOLDING AND OTHER INVESTMENT OFFICES - 1.26%
2,353	*	Affiliated Managers Group, Inc	160,780
2,761		Catellus Development Corp	90,561
300		Centerpoint Properties Trust	12,690
1,420		Federal Realty Investment Trust	83,780
6,408		General Growth Properties, Inc	263,305
1,055		Global Signal, Inc	39,721
74,040		iShares Russell 1000 Growth Index Fund	3,553,920
1,258		Macerich Co	84,349
4,039		Mills Corp	245,531
1,720		New Century Financial Corp	88,494
4,662		Public Storage, Inc	294,871
4,466		Simon Property Group, Inc	323,740
200		SL Green Realty Corp	12,900
4,133		United Dominion Realty Trust, Inc	99,399
6,065		Ventas, Inc	183,163

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,537,204

HOTELS AND OTHER LODGING PLACES - 0.73%
2,967		Boyd Gaming Corp	151,703
1,331		Choice Hotels International, Inc	87,447
27,636		Hilton Hotels Corp	659,118
1,700	*	Las Vegas Sands Corp	60,775
13,626		Marriott International, Inc (Class A)	929,566
8,688	*	MGM Mirage	343,871
9,640		Starwood Hotels & Resorts Worldwide, Inc	564,615
3,910		Station Casinos, Inc	259,624
3,355	*	Wynn Resorts Ltd	158,591

		TOTAL HOTELS AND OTHER LODGING PLACES	3,215,310

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.38%
55,770		3M Co	4,032,171
13,553		American Standard Cos, Inc	568,142
59,687	*	Apple Computer, Inc	2,197,078
120,978		Applied Materials, Inc	1,957,424
3,198		Black & Decker Corp	287,340
1,133		Carlisle Cos, Inc	77,758
24,707		Caterpillar, Inc	2,354,824
4,466		CDW Corp	254,964
3,239	*	Cooper Cameron Corp	200,980
1,833		Cummins, Inc	136,760
1,769		Deere & Co	115,852
178,379	*	Dell, Inc	7,047,754
4,655		Diebold, Inc	209,987
5,844		Donaldson Co, Inc	177,248
9,586		Dover Corp	348,739
2,975		Eaton Corp	178,203
174,324	*	EMC Corp	2,389,982
5,100	*	FMC Technologies, Inc	163,047

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

5,350		Graco, Inc	$182,274
9,464	*	Grant Prideco, Inc	250,323
2,866		IDEX Corp	110,656
99,110		International Business Machines Corp	7,353,962
24,858		International Game Technology	699,753
12,352	*	Jabil Circuit, Inc	379,577
5,641		Joy Global, Inc	189,481
10,100	*	Lam Research Corp	292,294
8,893	*	Lexmark International, Inc	576,533
7,233	*	National Oilwell Varco, Inc	343,857
725		Pall Corp	22,011
3,763		Parker Hannifin Corp	233,344
6,111		Pentair, Inc	261,612
8,687		Pitney Bowes, Inc	378,319
13,324		Rockwell Automation, Inc	649,012
9,649	*	Sandisk Corp	228,971
4,221	*	Scientific Games Corp (Class A)	113,672
7,660		Smith International, Inc	487,942
33,057	*	Solectron Corp	125,286
300		SPX Corp	13,794
3,885		Stanley Works	176,923
14,517		Symbol Technologies, Inc	143,283
2,800		Timken Co	64,680
3,133		Toro Co	120,965
9,584	*	Varian Medical Systems, Inc	357,771
15,444	*	Western Digital Corp	207,258
5,146	*	Zebra Technologies Corp (Class A)	225,343

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	36,887,149

INSTRUMENTS AND RELATED PRODUCTS - 4.97%
4,665	*	Advanced Medical Optics, Inc	185,434
4,600	*	Affymetrix, Inc	248,078
30,059	*	Agilent Technologies, Inc	691,958
9,367		Allergan, Inc	798,443
7,586		Bard (C.R.), Inc	504,545
3,421		Bausch & Lomb, Inc	283,943
45,011		Baxter International, Inc	1,669,908
4,700		Beckman Coulter, Inc	298,779
18,244		Becton Dickinson & Co	957,263
18,196		Biomet, Inc	630,309
47,566	*	Boston Scientific Corp	1,284,282
2,465		Cooper Cos, Inc	150,020
17,077		Danaher Corp	893,810
5,648		Dentsply International, Inc	304,992
4,538	*	Fisher Scientific International, Inc	294,516
4,293	*	Flir Systems, Inc	128,103
23,534		Guidant Corp	1,583,838
2,751	*	Inamed Corp	184,234
14,235		KLA-Tencor Corp	622,070
87,688		Medtronic, Inc	4,541,362
2,200	*	Mettler-Toledo International, Inc	102,476
3,800	*	Millipore Corp	215,574
4,900		PerkinElmer, Inc	92,610
7,220		Raytheon Co	282,446
2,600	*	Resmed, Inc	171,574
5,400	*	Respironics, Inc	194,994
2,831		Roper Industries, Inc	202,049
26,257	*	St. Jude Medical, Inc	1,145,068
21,194		Stryker Corp	1,007,987
2,701	*	Techne Corp	124,003
1,516		Tektronix, Inc	35,277

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

9,560	*	Teradyne, Inc	$114,433
4,136	*	Thermo Electron Corp	111,134
3,805	*	Trimble Navigation Ltd	148,281
8,448	*	Waters Corp	314,012
17,852	*	Zimmer Holdings, Inc	1,359,787

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	21,877,592

INSURANCE AGENTS, BROKERS AND SERVICE - 0.15%
4,100		Brown & Brown, Inc	184,254
5,484		Gallagher (Arthur J.) & Co	148,781
8,763	*	Humana, Inc	348,242

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	681,277

INSURANCE CARRIERS - 3.35%
16,826		Aetna, Inc	1,393,529
28,963		Aflac, Inc	1,253,519
200	*	Allmerica Financial Corp	7,418
1,979		Ambac Financial Group, Inc	138,055
49,383		American International Group, Inc	2,869,152
3,594	*	AMERIGROUP Corp	144,479
1,409		Berkley (W.R.) Corp	50,273
621		Erie Indemnity Co (Class A)	33,689
2,392		HCC Insurance Holdings, Inc	90,585
4,769	*	Health Net, Inc	181,985
326	*	Markel Corp	110,514
588		MBIA, Inc	34,874
3,618	*	Pacificare Health Systems, Inc	258,506
1,007	*	Philadelphia Consolidated Holding Corp	85,353
13,138		Progressive Corp	1,298,166
2,473		Prudential Financial, Inc	162,377
200		Transatlantic Holdings, Inc	11,164
91,764		UnitedHealth Group, Inc	4,784,575
1,640		Unitrin, Inc	80,524
1,913	*	WellChoice, Inc	132,896
23,040	*	WellPoint, Inc	1,604,506

		TOTAL INSURANCE CARRIERS	14,726,139

LEATHER AND LEATHER PRODUCTS - 0.24%
27,304	*	Coach, Inc	916,595
3,792	*	Timberland Co (Class A)	146,826

		TOTAL LEATHER AND LEATHER PRODUCTS	1,063,421

METAL MINING - 0.21%
13,025		Freeport-McMoRan Copper & Gold, Inc (Class A)	487,656
3,742		Phelps Dodge Corp	346,135
1,821		Southern Peru Copper Corp	78,012

		TOTAL METAL MINING	911,803

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.22%
10,472		Fortune Brands, Inc	929,914
3,249		Mattel, Inc	59,457

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	989,371

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

MISCELLANEOUS RETAIL - 2.01%
22,051	*	Amazon.com, Inc	$729,447
500	*	Barnes & Noble, Inc	19,400
23		Blockbuster, Inc (Class B)	197
58,716		CVS Corp	1,706,874
2,438	*	Dick's Sporting Goods, Inc	94,083
5,365	*	Dollar Tree Stores, Inc	128,760
5,603	*	Marvel Enterprises, Inc	110,491
9,892		Michaels Stores, Inc	409,232
3,328		MSC Industrial Direct Co (Class A)	112,320
10,900		Petsmart, Inc	330,815
3,376	*	Sears Holdings Corp	505,961
53,354		Staples, Inc	1,137,507
4,157		Tiffany & Co	136,183
74,140		Walgreen Co	3,409,699

		TOTAL MISCELLANEOUS RETAIL	8,830,969

MOTION PICTURES - 0.75%
2,624	*	Avid Technology, Inc	139,807
2,837	*	DreamWorks Animation SKG, Inc (Class A)	74,329
74,155	*	Liberty Media Corp (Class A)	755,640
67,922		News Corp (Class A)	1,098,978
3,175		Regal Entertainment Group (Class A)	59,944
17,900	*	Time Warner, Inc	299,109
35,524		Walt Disney Co	894,494

		TOTAL MOTION PICTURES	3,322,301

NONDEPOSITORY INSTITUTIONS - 1.55%
79,364		American Express Co	4,224,546
4,349	*	AmeriCredit Corp	110,900
5,717		Capital One Financial Corp	457,417
3,434	*	CapitalSource, Inc	67,409
3,484		Countrywide Financial Corp	134,517
1,424	*	First Marblehead Corp	49,926
1,219	*	Nelnet, Inc	40,556
3,476	*	Providian Financial Corp	61,282
30,379		SLM Corp	1,543,253
280		Student Loan Corp	61,544
700		Westcorp	36,694
300	*	WFS Financial, Inc	15,213

		TOTAL NONDEPOSITORY INSTITUTIONS	6,803,257

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
2,193		Florida Rock Industries, Inc	160,857
4,855		Vulcan Materials Co	315,526

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	476,383

OIL AND GAS EXTRACTION - 1.92%
24,507		Baker Hughes, Inc	1,253,778
11,679		BJ Services Co	612,914
8,697		Chesapeake Energy Corp	198,292
4,084	*	Denbury Resources, Inc	162,421
4,214		Diamond Offshore Drilling, Inc	225,154

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

7,820		ENSCO International, Inc	$279,565
17,310		EOG Resources, Inc	983,208
3,957		Equitable Resources, Inc	269,076
32,342		Halliburton Co	1,546,594
2,362		Helmerich & Payne, Inc	110,825
6,454	*	Newfield Exploration Co	257,450
772		Noble Energy, Inc	58,402
12,300		Patterson-UTI Energy, Inc	342,309
547		Pioneer Natural Resources Co	23,018
5,541	*	Plains Exploration & Production Co	196,872
5,942	*	Pride International, Inc	152,709
2,633	*	Quicksilver Resources, Inc	168,328
5,837		Range Resources Corp	157,015
4,100		Rowan Cos, Inc	121,811
5,224	*	Southwestern Energy Co	245,423
1,557		Tidewater, Inc	59,353
3,054	*	Unit Corp	134,407
26,163		XTO Energy, Inc	889,280

		TOTAL OIL AND GAS EXTRACTION	8,448,204

PAPER AND ALLIED PRODUCTS - 0.23%
15,562		Kimberly-Clark Corp	974,026
563		Neenah Paper, Inc	17,436

		TOTAL PAPER AND ALLIED PRODUCTS	991,462

PERSONAL SERVICES - 0.28%
9,400		Cintas Corp	362,840
11,913		H & R Block, Inc	695,124
3,100	*	Weight Watchers International, Inc	159,991

		TOTAL PERSONAL SERVICES	1,217,955

PETROLEUM AND COAL PRODUCTS - 0.27%
11,884		Murphy Oil Corp	620,701
3,897		Sunoco, Inc	443,011
2,689		Tesoro Corp	125,092

		TOTAL PETROLEUM AND COAL PRODUCTS	1,188,804

PRIMARY METAL INDUSTRIES - 0.45%
6,983		Allegheny Technologies, Inc	154,045
103,181	*	Corning, Inc	1,714,868
200		Hubbell, Inc (Class B)	8,820
1,565		Precision Castparts Corp	121,914

		TOTAL PRIMARY METAL INDUSTRIES	1,999,647

PRINTING AND PUBLISHING - 0.81%
10,560		Dex Media, Inc	257,770
4,314		Dow Jones & Co, Inc	152,931
4,887	*	Dun & Bradstreet Corp	301,284
5,827		EW Scripps Co	284,358
4,100		Harte-Hanks, Inc	121,893
27,121		McGraw-Hill Cos, Inc	1,200,104
2,858		Meredith Corp	140,213
1,855	*	R.H. Donnelley Corp	114,973
18,505		Viacom, Inc (Class B)	592,530

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

337		Washington Post Co (Class B)	$281,405
3,500		Wiley (John) & Sons, Inc (Class A)	139,055

		TOTAL PRINTING AND PUBLISHING	3,586,516

RAILROAD TRANSPORTATION - 0.03%
4,273		Norfolk Southern Corp	132,292

		TOTAL RAILROAD TRANSPORTATION	132,292

REAL ESTATE - 0.17%
3,616	*	CB Richard Ellis Group, Inc	158,598
2,317		Forest City Enterprises, Inc (Class A)	164,507
5,437		St. Joe Co	443,333

		TOTAL REAL ESTATE	766,438

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
5,260	*	Goodyear Tire & Rubber Co	78,374
2,055	*	Sealed Air Corp	102,318

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	180,692

SECURITY AND COMMODITY BROKERS - 1.28%
6,399	*	Ameritrade Holding Corp	118,957
1,400		Blackrock, Inc	112,630
76,294		Charles Schwab Corp	860,596
2,407		Chicago Mercantile Exchange	711,268
10,300		Eaton Vance Corp	246,273
5,700		Federated Investors, Inc (Class B)	171,057
11,652		Franklin Resources, Inc	896,971
4,185		Goldman Sachs Group, Inc	426,954
1,700	*	Instinet Group, Inc	8,908
7,643		Legg Mason, Inc	795,713
7,741		Morgan Stanley	406,170
3,100		Nuveen Investments, Inc	116,622
4,900		SEI Investments Co	183,015
9,351		T Rowe Price Group, Inc	585,373

		TOTAL SECURITY AND COMMODITY BROKERS	5,640,507

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
29		Eagle Materials, Inc (Class B)	2,624
11,800		Gentex Corp	214,760

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	217,384

TOBACCO PRODUCTS - 0.96%
60,686		Altria Group, Inc	3,923,957
6,318		UST, Inc	288,480

		TOTAL TOBACCO PRODUCTS	4,212,437

TRANSPORTATION BY AIR - 0.55%
11,340	*	AMR Corp	137,327
21,823		FedEx Corp	1,767,881

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

6,900	*	JetBlue Airways Corp	$141,036
27,990		Southwest Airlines Co	389,901

		TOTAL TRANSPORTATION BY AIR	2,436,145

TRANSPORTATION EQUIPMENT - 3.02%
1,058		Autoliv, Inc	46,340
59,861		Boeing Co	3,950,826
5,086		Brunswick Corp	220,326
8,667		Goodrich Corp	355,000
20,601		Harley-Davidson, Inc	1,021,810
2,560		Harsco Corp	139,648
6,040		ITT Industries, Inc	589,685
26,755		Lockheed Martin Corp	1,735,597
4,459	*	Navistar International Corp	142,688
2,623		Oshkosh Truck Corp	205,329
10,951		Paccar, Inc	744,668
1,142	*	Pactiv Corp	24,644
3,200		Polaris Industries, Inc	172,800
1,951		Textron, Inc	147,983
74,224		United Technologies Corp	3,811,402

		TOTAL TRANSPORTATION EQUIPMENT	13,308,746

TRANSPORTATION SERVICES - 0.17%
6,404		C.H. Robinson Worldwide, Inc	372,713
7,695		Expeditors International of Washington, Inc	383,288

		TOTAL TRANSPORTATION SERVICES	756,001

TRUCKING AND WAREHOUSING - 0.82%
3,794		CNF, Inc	170,351
8,808		Hunt (J.B.) Transport Services, Inc	169,994
4,296	*	Landstar System, Inc	129,396
1,950	*	Sirva, Inc	16,594
1,386	*	Swift Transportation Co, Inc	32,280
44,508		United Parcel Service, Inc (Class B)	3,078,173

		TOTAL TRUCKING AND WAREHOUSING	3,596,788

WHOLESALE TRADE-DURABLE GOODS - 3.49%
2,589	*	Avnet, Inc	58,330
200		Barnes Group, Inc	6,620
995		BorgWarner, Inc	53,402
8,382	*	Cytyc Corp	184,907
4,629	*	Ingram Micro, Inc (Class A)	72,490
215,729		Johnson & Johnson	14,022,385
2,721		Martin Marietta Materials, Inc	188,075
2,308		Omnicare, Inc	97,928
9,900	*	Patterson Cos, Inc	446,292
3,789		SCP Pool Corp	132,956
1,260	*	Tech Data Corp	46,129
997		W.W. Grainger, Inc	54,626

		TOTAL WHOLESALE TRADE-DURABLE GOODS	15,364,140

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.16%
200		Airgas, Inc	$4,934
3,737		Brown-Forman Corp (Class B)	225,939
20,128		Cardinal Health, Inc	1,158,970
3,700	*	Endo Pharmaceuticals Holdings, Inc	97,236
6,258	*	Henry Schein, Inc	259,832
8,525		McKesson Corp	381,835
3,490	*	Men's Wearhouse, Inc	120,161
13,587		Nike, Inc (Class B)	1,176,634
800		Reebok International Ltd	33,464
45,881		Sysco Corp	1,660,433

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,119,438

		TOTAL COMMON STOCKS	440,006,155
		(Cost $430,405,684)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.47%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES -0.47%
$ 2,060,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	2,060,000

		TOTAL SHORT-TERM INVESTMENTS	2,060,000
		(Cost $2,060,000)

		TOTAL PORTFOLIO - 100.42%	442,068,015
		(Cost $432,466,641)

		OTHER ASSETS & LIABILITIES, NET - (0.42%)	(1,846,613)

		NET ASSETS - 100.00%	$440,221,402

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
LARGE-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

PREFERRED STOCKS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
170	*	Simon Property Group L.P.	$10,540

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,540

		TOTAL PREFERRED STOCKS	10,540
		(Cost $5,932)

COMMON STOCKS - 99.91%
AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
950		Pilgrim's Pride Corp	32,424

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	32,424

AMUSEMENT AND RECREATION SERVICES - 0.15%
4,765		Harrah's Entertainment, Inc	343,413
2,006		International Speedway Corp (Class A)	112,858
2,104	*	Warner Music Group Corp	34,085
4,050		Westwood One, Inc	82,741

		TOTAL AMUSEMENT AND RECREATION SERVICES	573,097

APPAREL AND ACCESSORY STORES - 0.06%
600		American Eagle Outfitters, Inc	18,390
2,495	*	AnnTaylor Stores Corp	60,579
400		Claire's Stores, Inc	9,620
5,596		Foot Locker, Inc	152,323

		TOTAL APPAREL AND ACCESSORY STORES	240,912

APPAREL AND OTHER TEXTILE PRODUCTS - 0.25%
798	*	Columbia Sportswear Co	39,413
7,834		Jones Apparel Group, Inc	243,167
6,896		Liz Claiborne, Inc	274,185
2,250		Polo Ralph Lauren Corp	96,998
5,627		VF Corp	321,977

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	975,740

AUTO REPAIR, SERVICES AND PARKING - 0.06%
4,165		Lear Corp	151,523
2,165		Ryder System, Inc	79,239

		TOTAL AUTO REPAIR, SERVICES AND PARKING	230,762

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
10,838	*	Autonation, Inc	$222,396

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	222,396

BUSINESS SERVICES - 1.85%
2,334	*	Affiliated Computer Services, Inc (Class A)	119,267
400	*	Avocent Corp	10,456
21,413	*	BEA Systems, Inc	188,006
4,477	*	Bisys Group, Inc	66,886
8,049	*	BMC Software, Inc	144,480
958		Brink's Co	34,488
9,591	*	Cadence Design Systems, Inc	131,013
61,096		Cendant Corp	1,366,717
5,021	*	Ceridian Corp	97,809
792	*	Checkfree Corp	26,976
400	*	Cogent, Inc	11,420
8,309		Computer Associates International, Inc	228,331
12,325	*	Computer Sciences Corp	538,603
13,808	*	Compuware Corp	99,280
8,813	*	Convergys Corp	125,321
3,128		Deluxe Corp	126,997
25,767		Electronic Data Systems Corp	496,015
2,600		Equifax, Inc	92,846
600		Fair Isaac Corp	21,900
1,232		Interactive Data Corp	25,601
3,548	*	Interpublic Group of Cos, Inc	43,215
9,578	*	Juniper Networks, Inc	241,174
1,075	*	Lamar Advertising Co	45,978
4,258		Manpower, Inc	169,383
600	*	NAVTEQ Corp	22,308
24,424	*	Novell, Inc	151,429
1,608	*	Rent-A-Center, Inc	37,450
3,630		Reynolds & Reynolds Co (Class A)	98,119
7,393		Servicemaster Co	99,066
29,368		Siebel Systems, Inc	261,375
90,194	*	Sun Microsystems, Inc	336,424
1,239	*	SunGard Data Systems, Inc	43,576
5,512	*	Sybase, Inc	101,145
7,801	*	Synopsys, Inc	130,043
2,700	*	TIBCO Software, Inc	17,658
19,447	*	Unisys Corp	123,099
22,690	*	Veritas Software Corp	553,636
766		Viad Corp	21,708
26,598		Waste Management, Inc	753,787
4,561	*	WebMD Corp	46,841

		TOTAL BUSINESS SERVICES	7,249,826

CHEMICALS AND ALLIED PRODUCTS - 7.96%
12,504		Abbott Laboratories	612,821
13,266		Air Products & Chemicals, Inc	799,940
2,349		Albemarle Corp	85,668
3,479		Alberto-Culver Co	150,745
2,264		Avery Dennison Corp	119,901
12,198	*	Biogen Idec, Inc	420,221
75,010		Bristol-Myers Squibb Co	1,873,750
3,889		Cabot Corp	128,337
2,500	*	Celanese Corp (Series A)	39,725

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

2,284	*	Charles River Laboratories International, Inc	$110,203
3,979		Chemtura Corp	56,303
9,938		Clorox Co	553,745
9,133		Colgate-Palmolive Co	455,828
2,589		Cytec Industries, Inc	103,042
3,475		Dow Chemical Co	154,742
53,506		Du Pont (E.I.) de Nemours & Co	2,301,293
5,173		Eastman Chemical Co	285,291
7,636		Engelhard Corp	218,008
200	*	Eyetech Pharmaceuticals, Inc	2,528
2,417	*	FMC Corp	135,690
5,295	*	Hospira, Inc	206,505
3,100	*	Huntsman Corp	62,837
1,706	*	Invitrogen Corp	142,093
14,904	*	King Pharmaceuticals, Inc	155,300
4,243		Lilly (Eli) & Co	236,377
4,057		Lubrizol Corp	170,435
12,058		Lyondell Chemical Co	318,572
109,256		Merck & Co, Inc	3,365,085
8,959	*	Millennium Pharmaceuticals, Inc	83,050
3,716		Monsanto Co	233,625
8,305	*	Mosaic Co	129,226
12,428		Mylan Laboratories, Inc	239,115
479,490		Pfizer, Inc	13,224,334
11,071		PPG Industries, Inc	694,816
2,604		Praxair, Inc	121,346
9,835		Rohm & Haas Co	455,754
7,151		RPM International, Inc	130,577
1,030	*	Scotts Miracle-Gro Co (Class A)	73,346
4,029		Sigma-Aldrich Corp	225,785
3,182		Valspar Corp	153,659
7,102	*	Watson Pharmaceuticals, Inc	209,935
43,335		Wyeth	1,928,408

		TOTAL CHEMICALS AND ALLIED PRODUCTS	31,167,961

COAL MINING - 0.06%
2,371		Arch Coal, Inc	129,149
2,085		Consol Energy, Inc	111,714

		TOTAL COAL MINING	240,863

COMMUNICATIONS - 6.83%
19,519		Alltel Corp	1,215,643
1,596	*	American Tower Corp (Class A)	33,548
51,655		AT&T Corp	983,511
8,925	*	Avaya, Inc	74,256
118,087		BellSouth Corp	3,137,572
8,161		CenturyTel, Inc	282,616
1,443	*	Citadel Broadcasting Corp	16,522
20,671		Citizens Communications Co	277,818
23,654		Clear Channel Communications, Inc	731,618
68,972	*	Comcast Corp (Class A)	2,117,440
1,188	*	Cox Radio, Inc (Class A)	18,711
5,831	*	Crown Castle International Corp	118,486
4,518	*	DIRECTV Group, Inc	70,029
2,317	*	Foundry Networks, Inc	19,996
1,900		Hearst-Argyle Television, Inc	46,550
11,616	*	IAC/InterActiveCorp	279,365
8,679	*	Liberty Global, Inc	405,049
18,144	*	MCI, Inc	466,482

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

9,061	*	NCR Corp	$318,222
45,996	*	Nextel Communications, Inc (Class A)	1,486,131
4,803	*	NTL, Inc	328,621
1,868		PanAmSat Holding Corp	38,313
91,404	*	Qwest Communications International, Inc	339,109
213,015		SBC Communications, Inc	5,059,106
89,926		Sprint Corp	2,256,243
6,169		Telephone and Data Systems, Inc (Non-Vote)	251,757
589	*	U.S. Cellular Corp	29,415
7,082	*	Univision Communications, Inc (Class A)	195,109
178,451		Verizon Communications, Inc	6,165,482
300	*	West Corp	11,520

		TOTAL COMMUNICATIONS	26,774,240

DEPOSITORY INSTITUTIONS - 18.99%
22,757		AmSouth Bancorp	591,682
7,818		Associated Banc-Corp	263,154
6,758		Astoria Financial Corp	192,400
259,329		Bank of America Corp	11,827,996
3,222		Bank of Hawaii Corp	163,517
50,087		Bank of New York Co, Inc	1,441,504
35,235		BB&T Corp	1,408,343
1,121		BOK Financial Corp	51,701
1,389		Capitol Federal Financial	47,893
335,484		Citigroup, Inc	15,509,425
2,554		City National Corp	183,147
8,908		Colonial Bancgroup, Inc	196,510
10,755		Comerica, Inc	621,639
1,208		Commerce Bancorp, Inc	36,614
3,530		Commerce Bancshares, Inc	177,947
7,560		Compass Bancshares, Inc	340,200
3,158		Cullen/Frost Bankers, Inc	150,479
1,335		Downey Financial Corp	97,722
28,424		Fifth Third Bancorp	1,171,353
7,710		First Horizon National Corp	325,362
5,238		FirstMerit Corp	136,764
9,298		Fulton Financial Corp	167,364
9,565		Golden West Financial Corp	615,795
9,548		Hibernia Corp (Class A)	316,803
14,151		Huntington Bancshares, Inc	341,605
5,108		Independence Community Bank Corp	188,638
1,950		IndyMac Bancorp, Inc	79,424
2,776		International Bancshares Corp	78,533
226,872		JPMorgan Chase & Co	8,013,119
26,288		KeyCorp	871,447
4,739		M & T Bank Corp	498,353
14,768		Marshall & Ilsley Corp	656,438
25,279		Mellon Financial Corp	725,255
4,882		Mercantile Bankshares Corp	251,569
36,548		National City Corp	1,247,018
16,294		New York Community Bancorp, Inc	295,247
30,793		North Fork Bancorp, Inc	864,975
5,618		Northern Trust Corp	256,125
18,287		PNC Financial Services Group, Inc	995,910
16,452		Popular, Inc	414,426
29,913		Regions Financial Corp	1,013,452
6,424		Sky Financial Group, Inc	181,028
4,362		South Financial Group, Inc	123,968
22,756		Sovereign Bancorp, Inc	508,369
15,115		State Street Corp	729,299
23,309		SunTrust Banks, Inc	1,683,842
2,449		TCF Financial Corp	63,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

5,278		TD Banknorth, Inc	$157,284
118,084		U.S. Bancorp	3,448,053
3,499		UnionBanCal Corp	234,153
6,083		Valley National Bancorp	142,221
101,593		Wachovia Corp	5,039,013
5,345		Washington Federal, Inc	125,714
56,150		Washington Mutual, Inc	2,284,744
3,248		Webster Financial Corp	151,649
97,836		Wells Fargo & Co	6,024,741
3,685		Whitney Holding Corp	120,242
4,122		Wilmington Trust Corp	148,433
5,576		Zions Bancorp	410,003

		TOTAL DEPOSITORY INSTITUTIONS	74,402,984

EATING AND DRINKING PLACES - 0.65%
500	*	Brinker International, Inc	20,025
1,598		CBRL Group, Inc	62,098
81,660		McDonald's Corp	2,266,065
408		Outback Steakhouse, Inc	18,458
3,600		Wendy's International, Inc	171,540

		TOTAL EATING AND DRINKING PLACES	2,538,186

EDUCATIONAL SERVICES - 0.01%
500	*	Laureate Education, Inc	23,930

		TOTAL EDUCATIONAL SERVICES	23,930

ELECTRIC, GAS, AND SANITARY SERVICES - 7.27%
4,580		AGL Resources, Inc	177,017
10,488	*	Allegheny Energy, Inc	264,507
6,925		Alliant Energy Corp	194,939
9,899	*	Allied Waste Industries, Inc	78,499
12,632		Ameren Corp	698,550
24,432		American Electric Power Co, Inc	900,808
5,740		Aqua America, Inc	170,708
5,161		Atmos Energy Corp	148,637
19,942		Centerpoint Energy, Inc	263,434
12,791		Cinergy Corp	573,293
14,121	*	CMS Energy Corp	212,662
15,665		Consolidated Edison, Inc	733,749
11,450		Constellation Energy Group, Inc	660,550
21,948		Dominion Resources, Inc	1,610,764
7,853		DPL, Inc	215,565
11,220		DTE Energy Co	524,759
59,748		Duke Energy Corp	1,776,308
17,325		* Dynegy, Inc (Class A)	84,199
21,007		Edison International	851,834
41,559		El Paso Corp	478,760
4,724		Energen Corp	165,576
9,106		Energy East Corp	263,892
13,670		Entergy Corp	1,032,769
43,114		Exelon Corp	2,213,042
21,267		FirstEnergy Corp	1,023,155
25,276		FPL Group, Inc	1,063,109
4,587		Great Plains Energy, Inc	146,279
4,980		Hawaiian Electric Industries, Inc	133,514
9,925		KeySpan Corp	403,947
336		Kinder Morgan, Inc	27,955

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

7,173		MDU Resources Group, Inc	$202,063
5,390		National Fuel Gas Co	155,825
17,484		NiSource, Inc	432,379
7,955		Northeast Utilities	165,941
5,390	*	NRG Energy, Inc	202,664
6,572		NSTAR	202,615
5,473		OGE Energy Corp	158,389
6,263		Oneok, Inc	204,487
11,613		Pepco Holdings, Inc	278,015
23,862		PG&E Corp	895,779
4,943		Piedmont Natural Gas Co, Inc	118,731
6,146		Pinnacle West Capital Corp	273,190
4,153		PNM Resources, Inc	119,648
12,240		PPL Corp	726,811
16,013		Progress Energy, Inc	724,428
15,394		Public Service Enterprise Group, Inc	936,263
6,145		Puget Energy, Inc	143,670
4,184		Questar Corp	275,726
18,303	*	Reliant Resources, Inc	226,591
8,526		Republic Services, Inc	307,021
6,861		SCANA Corp	293,033
15,426		Sempra Energy	637,248
47,996		Southern Co	1,664,021
5,873	*	Southern Union Co	144,182
12,282		TECO Energy, Inc	232,253
6,276		UGI Corp	175,100
4,675		Vectren Corp	134,313
5,352		Westar Energy, Inc	128,608
304		Western Gas Resources, Inc	10,610
14,953		Williams Cos, Inc	284,107
7,362		Wisconsin Energy Corp	287,118
2,303		WPS Resources Corp	129,544
25,934		Xcel Energy, Inc	506,232

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	28,469,385

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.68%
7,476	*	ADC Telecommunications, Inc	162,753
11,271	*	Advanced Micro Devices, Inc	195,439
7,817	*	Andrew Corp	99,745
1,984		AVX Corp	24,046
1,371	*	Comverse Technology, Inc	32,424
14,138	*	Conexant Systems, Inc	22,762
4,396		Emerson Electric Co	275,321
832	*	Energizer Holdings, Inc	51,725
22,689	*	Freescale Semiconductor, Inc (Class B)	480,553
165,519		General Electric Co	5,735,233
1,414		Harris Corp	44,131
722	*	International Rectifier Corp	34,454
4,500		Intersil Corp (Class A)	84,465
44,621	*	JDS Uniphase Corp	67,824
3,178		L-3 Communications Holdings, Inc	243,371
13,167	*	LSI Logic Corp	111,788
285,653	*	Lucent Technologies, Inc	831,250
18,881	*	Micron Technology, Inc	192,775
4,478		Molex, Inc	116,607
31,473		Motorola, Inc	574,697
4,132	*	Novellus Systems, Inc	102,102
15,855	*	Sanmina-SCI Corp	86,727
1,465		Scientific-Atlanta, Inc	48,741
657	*	Spectrum Brands, Inc	21,681
2,248		Teleflex, Inc	133,464

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

28,903	*	Tellabs, Inc	$251,456
2,133	*	Thomas & Betts Corp	60,236
1,100	*	UTStarcom, Inc	8,239
10,726	*	Vishay Intertechnology, Inc	127,318
3,938		Whirlpool Corp	276,093

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,497,420

ENGINEERING AND MANAGEMENT SERVICES - 0.02%
1,049	*	Hewitt Associates, Inc	27,809
728	*	Jacobs Engineering Group, Inc	40,957

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	68,766

FABRICATED METAL PRODUCTS - 0.15%
790	*	Alliant Techsystems, Inc	55,774
2,287		Aptargroup, Inc	116,180
6,102		Ball Corp	219,428
902		Illinois Tool Works, Inc	71,871
3,586		Snap-On, Inc	123,000

		TOTAL FABRICATED METAL PRODUCTS	586,253

FOOD AND KINDRED PRODUCTS - 2.46%
19,122		Anheuser-Busch Cos, Inc	874,832
42,317		Archer Daniels Midland Co	904,738
7,125		Campbell Soup Co	219,236
50,605		Coca-Cola Co	2,112,759
19,439		Coca-Cola Enterprises, Inc	427,852
32,562		Conagra Foods, Inc	754,136
9,246	*	Constellation Brands, Inc (Class A)	272,757
13,531	*	Del Monte Foods Co	145,729
17,876		General Mills, Inc	836,418
10,694		H.J. Heinz Co	378,781
827		Hershey Foods Corp	51,357
4,582		Hormel Foods Corp	134,390
3,626		J.M. Smucker Co	170,205
5,233		Kellogg Co	232,555
16,488		Kraft Foods, Inc (Class A)	524,483
2,830		McCormick & Co, Inc (Non-Vote)	92,484
2,580		Molson Coors Brewing Co (Class B)	159,960
6,763		Pepsi Bottling Group, Inc	193,489
4,393		PepsiAmericas, Inc	112,724
31,735		Sara Lee Corp	628,670
5,243	*	Smithfield Foods, Inc	142,977
15,596		Tyson Foods, Inc (Class A)	277,609

		TOTAL FOOD AND KINDRED PRODUCTS	9,648,141

FOOD STORES - 0.35%
22,716		Albertson's, Inc	469,767
46,995	*	Kroger Co	894,315

		TOTAL FOOD STORES	1,364,082

FORESTRY - 0.29%
3,030		Rayonier, Inc	160,681
15,622		Weyerhaeuser Co	994,340

		TOTAL FORESTRY	1,155,021

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

FURNITURE AND FIXTURES - 0.37%
2,629		Hillenbrand Industries, Inc	$132,896
10,029		Johnson Controls, Inc	564,934
8,861		Leggett & Platt, Inc	235,525
5,702		Masco Corp	181,095
14,577		Newell Rubbermaid, Inc	347,516

		TOTAL FURNITURE AND FIXTURES	1,461,966

FURNITURE AND HOMEFURNISHINGS STORES - 0.10%
6,987		Circuit City Stores, Inc (Circuit City Group)	120,805
2,578	*	Mohawk Industries, Inc	212,685
2,900		Steelcase, Inc (Class A)	40,165

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	373,655

GENERAL BUILDING CONTRACTORS - 0.47%
1,550		Beazer Homes U.S.A., Inc	88,582
3,895		Centex Corp	275,260
4,769		D.R. Horton, Inc	179,362
887		KB Home	67,616
3,429		Lennar Corp (Class A)	217,570
260		Lennar Corp (Class B)	15,293
888		MDC Holdings, Inc	73,038
1,454	*	Meritage Homes Corp	115,593
6,910		Pulte Homes, Inc	582,168
639		Ryland Group, Inc	48,481
2,035		Standard-Pacific Corp	178,978

		TOTAL GENERAL BUILDING CONTRACTORS	1,841,941

GENERAL MERCHANDISE STORES - 0.92%
4,195	*	BJ's Wholesale Club, Inc	136,296
200	*	Cabela's, Inc	4,272
19,096		Costco Wholesale Corp	855,883
3,770		Dillard's, Inc (Class A)	88,293
2,512		Family Dollar Stores, Inc	65,563
10,798		Federated Department Stores, Inc	791,277
10,240		J.C. Penney Co, Inc	538,419
18,941		May Department Stores Co	760,671
2,194		Neiman Marcus Group, Inc (Class A)	212,642
7,849	*	Saks, Inc	148,896

		TOTAL GENERAL MERCHANDISE STORES	3,602,212

HEALTH SERVICES - 0.27%
3,072	*	Caremark Rx, Inc	136,765
1,091	*	Community Health Systems, Inc	41,229
1,700		Health Management Associates, Inc (Class A)	44,506
5,491	*	Medco Health Solutions, Inc	293,000
25,837	*	Tenet Healthcare Corp	316,245
3,273	*	Triad Hospitals, Inc	178,837
930		Universal Health Services, Inc (Class B)	57,827

		TOTAL HEALTH SERVICES	1,068,409

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 4.51%
8,004		Allied Capital Corp	$232,996
5,102		AMB Property Corp	221,580
8,105		American Financial Realty Trust	124,655
7,248		Annaly Mortgage Management, Inc	129,957
5,745		Apartment Investment & Management Co (Class A)	235,085
12,823		Archstone-Smith Trust	495,224
4,055		Arden Realty, Inc	145,899
4,445		AvalonBay Communities, Inc	359,156
7,143		Boston Properties, Inc	500,010
3,160		BRE Properties, Inc (Class A)	132,246
3,127		Camden Property Trust	168,076
3,565		CarrAmerica Realty Corp	128,982
4,163		Catellus Development Corp	136,546
2,862		CBL & Associates Properties, Inc	123,266
3,072		Centerpoint Properties Trust	129,946
4,755		Crescent Real Estate Equities Co	89,156
10		Cross Timbers Royalty Trust	406
6,604		Developers Diversified Realty Corp	303,520
8,786		Duke Realty Corp	278,165
26,287		Equity Office Properties Trust	870,100
18,488		Equity Residential	680,728
1,486		Essex Property Trust, Inc	123,427
2,122		Federal Realty Investment Trust	125,198
9,021		Friedman Billings Ramsey Group, Inc	129,000
5,743		General Growth Properties, Inc	235,980
8,068		Health Care Property Investors, Inc	218,159
3,166		Health Care REIT, Inc	119,327
3,078		Healthcare Realty Trust, Inc	118,842
55,013		Honeywell International, Inc	2,015,126
4,189		Hospitality Properties Trust	184,609
21,565		Host Marriott Corp	377,387
12,277		HRPT Properties Trust	152,603
43,301		iShares Russell 1000 Value Index Fund	2,885,579
6,745		iStar Financial, Inc	280,525
6,403		Kimco Realty Corp	377,201
5,258		Liberty Property Trust	232,982
2,702		Macerich Co	181,169
3,772		Mack-Cali Realty Corp	170,872
1,507		New Century Financial Corp	77,535
6,142		New Plan Excel Realty Trust	166,878
2,545		Pan Pacific Retail Properties, Inc	168,937
11,302		Plum Creek Timber Co, Inc	410,263
12,039		Prologis	484,449
1,210		Public Storage, Inc	76,533
5,131		Realty Income Corp	128,480
4,980		Reckson Associates Realty Corp	167,079
4,070		Regency Centers Corp	232,804
2,882		Shurgard Storage Centers, Inc (Class A)	132,457
6,943		Simon Property Group, Inc	503,298
2,582		SL Green Realty Corp	166,539
15,800	*	Telewest Global, Inc	359,924
5,817		Thornburg Mortgage, Inc	169,449
5,516		Trizec Properties, Inc	113,464
5,185		United Dominion Realty Trust, Inc	124,699
7,153		Vornado Realty Trust	575,101
5,145		Weingarten Realty Investors	201,787

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,673,361

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.08%
500	*	Las Vegas Sands Corp	$17,875
5,364		Starwood Hotels & Resorts Worldwide, Inc	314,170

		TOTAL HOTELS AND OTHER LODGING PLACES	332,045

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.43%
2,317		Black & Decker Corp	208,183
985		Carlisle Cos, Inc	67,601
688	*	Cooper Cameron Corp	42,690
1,309		Cummins, Inc	97,665
14,277		Deere & Co	935,001
455		Diebold, Inc	20,525
4,330		Dover Corp	157,525
6,998		Eaton Corp	419,180
186,695		Hewlett-Packard Co	4,389,199
666		IDEX Corp	25,714
15,919		International Business Machines Corp	1,181,190
4,641	*	National Oilwell Varco, Inc	220,633
7,062		Pall Corp	214,402
4,389		Parker Hannifin Corp	272,162
1,039		Pentair, Inc	44,480
7,045		Pitney Bowes, Inc	306,810
2,826	*	Sandisk Corp	67,061
32,347	*	Solectron Corp	122,595
4,397		SPX Corp	202,174
1,886		Stanley Works	85,888
6,925	*	Storage Technology Corp	251,308
2,348		Symbol Technologies, Inc	23,175
3,170	*	Terex Corp	124,898
2,051		Timken Co	47,378

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,527,437

INSTRUMENTS AND RELATED PRODUCTS - 0.86%
4,902	*	Agilent Technologies, Inc	112,844
12,401		Applera Corp (Applied Biosystems Group)	243,928
410		Bausch & Lomb, Inc	34,030
569		Cooper Cos, Inc	34,629
17,727		Eastman Kodak Co	475,970
3,658	*	Fisher Scientific International, Inc	237,404
1,138	*	Mettler-Toledo International, Inc	53,008
3,811		PerkinElmer, Inc	72,028
22,705		Raytheon Co	888,220
300		Roper Industries, Inc	21,411
4,321		Tektronix, Inc	100,550
3,846	*	Teradyne, Inc	46,037
6,601	*	Thermo Electron Corp	177,369
61,802	*	Xerox Corp	852,249

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,349,677

INSURANCE AGENTS, BROKERS AND SERVICE - 0.77%
20,490		AON Corp	513,070
300		Gallagher (Arthur J.) & Co	8,139
19,131		Hartford Financial Services Group, Inc	1,430,616
2,582	*	Humana, Inc	102,609
34,372		Marsh & McLennan Cos, Inc	952,104

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,006,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

INSURANCE CARRIERS - 7.02%
3,748		Aetna, Inc	$310,409
6,600		Aflac, Inc	285,648
322	*	Alleghany Corp	95,634
3,292	*	Allmerica Financial Corp	122,100
43,339		Allstate Corp	2,589,505
5,132		Ambac Financial Group, Inc	358,008
2,456		American Financial Group, Inc	82,325
104,031		American International Group, Inc	6,044,201
402		American National Insurance Co	46,105
2,522		AmerUs Group Co	121,182
7,549		Assurant, Inc	272,519
6,038		Berkley (W.R.) Corp	215,436
12,593		Chubb Corp	1,078,087
8,307		Cigna Corp	889,098
11,316		Cincinnati Financial Corp	447,661
1,629	*	CNA Financial Corp	46,296
9,455	*	Conseco, Inc	206,308
2,318		Erie Indemnity Co (Class A)	125,752
9,867		Fidelity National Financial, Inc	352,153
5,066		First American Corp	203,349
14,630		Genworth Financial, Inc	442,265
2,323		HCC Insurance Holdings, Inc	87,972
2,989	*	Health Net, Inc	114,060
8,642		Jefferson-Pilot Corp	435,730
4,876		Leucadia National Corp	188,360
10,779		Lincoln National Corp	505,751
9,600		Loews Corp	744,000
350	*	Markel Corp	118,650
8,376		MBIA, Inc	496,781
1,597		Mercury General Corp	87,069
26,861		MetLife, Inc	1,207,133
6,168		MGIC Investment Corp	402,277
3,544		Nationwide Financial Services, Inc (Class A)	134,459
800		Odyssey Re Holdings Corp	19,744
11,191		Old Republic International Corp	283,020
2,297	*	Pacificare Health Systems, Inc	164,121
5,962		PMI Group, Inc	232,399
18,499		Principal Financial Group	775,108
1,143		Progressive Corp	112,940
4,279		Protective Life Corp	180,659
31,131		Prudential Financial, Inc	2,044,062
5,553		Radian Group, Inc	262,213
1,871		Reinsurance Group of America, Inc	87,020
7,817		Safeco Corp	424,776
43,439		St. Paul Travelers Cos, Inc	1,717,144
1,844		Stancorp Financial Group, Inc	141,214
6,459		Torchmark Corp	337,160
1,488		Transatlantic Holdings, Inc	83,060
1,664		Unitrin, Inc	81,702
18,251		UnumProvident Corp	334,358
313	*	WellChoice, Inc	21,744
18,962	*	WellPoint, Inc	1,320,514
80		Wesco Financial Corp	28,800

		TOTAL INSURANCE CARRIERS	27,508,041

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
6,449	*	Laidlaw International, Inc	155,421

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	155,421

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.04%
6,691		Louisiana-Pacific Corp	$164,465

		TOTAL LUMBER AND WOOD PRODUCTS	164,465

METAL MINING - 0.36%
1,695		Commerce Group, Inc	105,276
26,586		Newmont Mining Corp	1,037,652
2,905		Phelps Dodge Corp	268,713
400		Southern Peru Copper Corp	17,136

		TOTAL METAL MINING	1,428,777

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.16%
9,495		Hasbro, Inc	197,401
23,582		Mattel, Inc	431,551

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	628,952

MISCELLANEOUS RETAIL - 0.50%
2,993	*	Barnes & Noble, Inc	116,128
136		Blockbuster, Inc (Class B)	1,167
4,471		Borders Group, Inc	113,161
2,211	*	Dollar Tree Stores, Inc	53,064
20,358	*	Office Depot, Inc	464,977
33,628	*	Rite Aid Corp	140,565
3,380	*	Sears Holdings Corp	506,561
5,606		Tiffany & Co	183,653
14,103	*	Toys 'R' Us, Inc	373,447

		TOTAL MISCELLANEOUS RETAIL	1,952,723

MOTION PICTURES - 2.51%
114,720	*	Liberty Media Corp (Class A)	1,168,997
89,871		News Corp (Class A)	1,454,113
279,866	*	Time Warner, Inc	4,676,561
100,018		Walt Disney Co	2,518,453

		TOTAL MOTION PICTURES	9,818,124

NONDEPOSITORY INSTITUTIONS - 3.11%
5,960		American Capital Strategies Ltd	215,216
5,551	*	AmeriCredit Corp	141,550
11,103		Capital One Financial Corp	888,351
13,082		CIT Group, Inc	562,133
34,788		Countrywide Financial Corp	1,343,165
62,405		Fannie Mae	3,644,452
44,397		Freddie Mac	2,896,016
81,747		MBNA Corp	2,138,502
15,789	*	Providian Financial Corp	278,360
985		Westcorp	51,634
300	*	WFS Financial, Inc	15,213

		TOTAL NONDEPOSITORY INSTITUTIONS	12,174,592

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
2,258		Vulcan Materials Co	$146,747

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	146,747

OIL AND GAS EXTRACTION - 2.87%
15,190		Anadarko Petroleum Corp	1,247,859
21,156		Apache Corp	1,366,678
24,858		Burlington Resources, Inc	1,373,156
12,531		Chesapeake Energy Corp	285,707
30,534		Devon Energy Corp	1,547,463
2,790		ENSCO International, Inc	99,743
428		Equitable Resources, Inc	29,104
3,403	*	Forest Oil Corp	142,926
1,123		Helmerich & Payne, Inc	52,691
7,422		Kerr-McGee Corp	566,373
2,225	*	Newfield Exploration Co	88,755
4,909		Noble Energy, Inc	371,366
25,677		Occidental Petroleum Corp	1,975,332
8,780		Pioneer Natural Resources Co	369,462
3,937		Pogo Producing Co	204,409
4,232	*	Pride International, Inc	108,762
3,238		Rowan Cos, Inc	96,201
1,984		Tidewater, Inc	75,630
17,529		Unocal Corp	1,140,261
3,469		Vintage Petroleum, Inc	105,700

		TOTAL OIL AND GAS EXTRACTION	11,247,578

PAPER AND ALLIED PRODUCTS - 0.99%
6,646		Bemis Co	176,385
16,778		Georgia-Pacific Corp	533,540
31,628		International Paper Co	955,482
16,942		Kimberly-Clark Corp	1,060,400
13,230		MeadWestvaco Corp	370,969
525		Neenah Paper, Inc	16,259
4,425		OfficeMax, Inc	131,732
3,695		Packaging Corp of America	77,780
15,563	*	Smurfit-Stone Container Corp	158,276
6,012		Sonoco Products Co	159,318
6,830		Temple-Inland, Inc	253,735

		TOTAL PAPER AND ALLIED PRODUCTS	3,893,876

PERSONAL SERVICES - 0.04%
19,079		Service Corp International	153,014

		TOTAL PERSONAL SERVICES	153,014

PETROLEUM AND COAL PRODUCTS - 10.27%
4,833		Amerada Hess Corp	514,763
4,369		Ashland, Inc	314,000
135,296		ChevronTexaco Corp	7,565,752
89,753		ConocoPhillips	5,159,900
410,517		ExxonMobil Corp	23,592,412
22,428		Marathon Oil Corp	1,196,982
5,172		Premcor, Inc	383,659
954		Sunoco, Inc	108,451
1,918		Tesoro Corp	89,225

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

16,556		Valero Energy Corp	$1,309,745

		TOTAL PETROLEUM AND COAL PRODUCTS	40,234,889

PRIMARY METAL INDUSTRIES - 0.66%
56,237		Alcoa, Inc	1,469,473
3,728		Hubbell, Inc (Class B)	164,405
10,328		Nucor Corp	471,163
2,826		Precision Castparts Corp	220,145
7,031		United States Steel Corp	241,656
700		Worthington Industries, Inc	11,060

		TOTAL PRIMARY METAL INDUSTRIES	2,577,902

PRINTING AND PUBLISHING - 1.43%
4,144		American Greetings Corp (Class A)	109,816
6,179		Belo (A.H.) Corp Series A	148,111
15,795		Gannett Co, Inc	1,123,498
446		Harte-Hanks, Inc	13,260
4,798		Knight Ridder, Inc	294,309
2,727		Lee Enterprises, Inc	109,325
1,231		McClatchy Co (Class A)	80,557
9,326		New York Times Co (Class A)	290,505
13,366		R.R. Donnelley & Sons Co	461,261
15,336		Tribune Co	539,520
75,289		Viacom, Inc (Class B)	2,410,754
47		Washington Post Co (Class B)	39,246

		TOTAL PRINTING AND PUBLISHING	5,620,162

RAILROAD TRANSPORTATION - 0.90%
24,274		Burlington Northern Santa Fe Corp	1,142,820
13,940		CSX Corp	594,680
22,233		Norfolk Southern Corp	688,334
16,949		Union Pacific Corp	1,098,295

		TOTAL RAILROAD TRANSPORTATION	3,524,129

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.06%
5,129	*	Goodyear Tire & Rubber Co	76,422
3,504	*	Sealed Air Corp	174,464

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	250,886

SECURITY AND COMMODITY BROKERS - 3.26%
4,945		A.G. Edwards, Inc	223,267
9,624	*	Ameritrade Holding Corp	178,910
7,313		Bear Stearns Cos, Inc	760,113
23,719	*	E*Trade Financial Corp	331,829
500		Federated Investors, Inc (Class B)	15,005
22,836		Goldman Sachs Group, Inc	2,329,729
7,209	*	Instinet Group, Inc	37,775
14,150		Janus Capital Group, Inc	212,816
3,059		Jefferies Group, Inc	115,905
17,838		Lehman Brothers Holdings, Inc	1,770,957
60,785		Merrill Lynch & Co, Inc	3,343,783
63,734		Morgan Stanley	3,344,123
3,746		Raymond James Financial, Inc	105,824

		TOTAL SECURITY AND COMMODITY BROKERS	12,770,036

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
1,996		Lafarge North America, Inc	$124,630
9,810	*	Owens-Illinois, Inc	245,741
2,373	b*	USG Corp	100,852

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	471,223

TOBACCO PRODUCTS - 1.52%
79,600		Altria Group, Inc	5,146,936
4,365		Loews Corp (Carolina Group)	145,442
5,511		Reynolds American, Inc	434,267
5,046		UST, Inc	230,400

		TOTAL TOBACCO PRODUCTS	5,957,045

TRANSPORTATION BY AIR - 0.09%
25,658		Southwest Airlines Co	357,416

		TOTAL TRANSPORTATION BY AIR	357,416

TRANSPORTATION EQUIPMENT - 1.72%
4,934		Autoliv, Inc	216,109
1,600		Brunswick Corp	69,312
9,169		Dana Corp	137,627
29,529		Delphi Corp	137,310
113,924		Ford Motor Co	1,166,582
12,921		General Dynamics Corp	1,415,366
29,750		General Motors Corp	1,011,500
10,733		Genuine Parts Co	441,019
365		Harsco Corp	19,911
510		ITT Industries, Inc	49,791
23,098		Northrop Grumman Corp	1,276,165
1,449		Paccar, Inc	98,532
8,583	*	Pactiv Corp	185,221
5,845		Textron, Inc	443,343
2,731	*	TRW Automotive Holdings Corp	66,937

		TOTAL TRANSPORTATION EQUIPMENT	6,734,725

TRANSPORTATION SERVICES - 0.04%
8,171		Sabre Holdings Corp	163,011

		TOTAL TRANSPORTATION SERVICES	163,011

TRUCKING AND WAREHOUSING - 0.06%
1,497	*	Swift Transportation Co, Inc	34,865
3,596	*	Yellow Roadway Corp	182,677

		TOTAL TRUCKING AND WAREHOUSING	217,542

WATER TRANSPORTATION - 0.06%
2,826		Alexander & Baldwin, Inc	130,985
1,899		Overseas Shipholding Group, Inc	113,275

		TOTAL WATER TRANSPORTATION	244,260

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Large-Cap Value Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.31%
5,502		Adesa, Inc	$119,779
7,077	*	Arrow Electronics, Inc	192,211
5,397	*	Avnet, Inc	121,594
2,594		BorgWarner, Inc	139,220
4,157	*	Ingram Micro, Inc (Class A)	65,099
522		Martin Marietta Materials, Inc	36,081
4,654		Omnicare, Inc	197,469
2,663	*	Tech Data Corp	97,492
4,414		W.W. Grainger, Inc	241,843

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,210,788

WHOLESALE TRADE-NONDURABLE GOODS - 0.79%
3,806		Airgas, Inc	93,894
6,722		AmerisourceBergen Corp	464,826
321		Brown-Forman Corp (Class B)	19,408
9,695		Cardinal Health, Inc	558,238
9,209	*	Dean Foods Co	324,525
11,705		McKesson Corp	524,267
2,869		Reebok International Ltd	120,010
28,897		Safeway, Inc	652,783
8,385		Supervalu, Inc	273,435
1,841	*	TreeHouse Foods, Inc	52,487

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,083,873

		TOTAL COMMON STOCKS	391,389,827
		(Cost $357,169,408)

		TOTAL PORTFOLIO - 99.91%	391,400,367
		(Cost $357,175,340)

		OTHER ASSETS & LIABILITIES, NET - 0.09%	342,718

		NET ASSETS - 100.00%	$391,743,085

	*	Non-income producing
	b	In bankruptcy

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.74%

AGRICULTURAL PRODUCTION-CROPS - 0.02%
156		Alico, Inc	$8,023
2,034		Chiquita Brands International, Inc	55,854
1,746		Delta & Pine Land Co	43,755
271	*	John B. Sanfilippo & Son	6,249

		TOTAL AGRICULTURAL PRODUCTION-CROPS	113,881

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
818		Pilgrim's Pride Corp	27,918
15		Seaboard Corp	24,960

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	52,878

AMUSEMENT AND RECREATION SERVICES - 0.20%
2,152	*	Alliance Gaming Corp	30,171
1,297	*	Argosy Gaming Co	60,453
476		Churchill Downs, Inc	20,225
237		Dover Downs Gaming & Entertainment, Inc	3,143
536		Dover Motorsport, Inc	3,216
7,931		Harrah's Entertainment, Inc	571,587
1,562		International Speedway Corp (Class A)	87,878
854	*	Lakes Entertainment, Inc	13,151
963	*	Life Time Fitness, Inc	31,596
1,898	*	Magna Entertainment Corp (Class A)	10,705
1,107	*	Multimedia Games, Inc	12,188
3,122	*	Penn National Gaming, Inc	113,953
1,691	*	Pinnacle Entertainment, Inc	33,076
4,789	*	Six Flags, Inc	22,269
797		Speedway Motorsports, Inc	29,138
547	*	Sunterra Corp	8,867
1,300	*	Warner Music Group Corp	21,060
3,125		Westwood One, Inc	63,844
988	*	WMS Industries, Inc	33,345
614		World Wrestling Federation Entertainment, Inc	7,012

		TOTAL AMUSEMENT AND RECREATION SERVICES	1,176,877

APPAREL AND ACCESSORY STORES - 0.70%
3,805		Abercrombie & Fitch Co (Class A)	261,404
2,434	*	Aeropostale, Inc	81,782
5,182		American Eagle Outfitters, Inc	158,828
3,164	*	AnnTaylor Stores Corp	76,822
768		Bebe Stores, Inc	20,329
350		Buckle, Inc	15,519
729		Burlington Coat Factory Warehouse Corp	31,085
594	*	Cache, Inc	9,872

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

806	*	Carter's, Inc	$47,054
1,531	*	Casual Male Retail Group, Inc	11,192
1,069		Cato Corp (Class A)	22,075
766	*	Charlotte Russe Holding, Inc	9,544
5,264	*	Charming Shoppes, Inc	49,113
8,030	*	Chico's FAS, Inc	275,268
854	*	Children's Place Retail Stores, Inc	39,856
1,609		Christopher & Banks Corp	29,380
4,058		Claire's Stores, Inc	97,595
195		Deb Shops, Inc	5,649
872	*	Dress Barn, Inc	19,733
1,823		Finish Line, Inc (Class A)	34,491
6,866		Foot Locker, Inc	186,893
25,967		Gap, Inc	512,848
1,241		Goody's Family Clothing, Inc	9,152
2,190	*	Hot Topic, Inc	41,873
906	*	Jo-Ann Stores, Inc	23,909
521	*	JOS A. Bank Clothiers, Inc	22,559
13,312	*	Kohl's Corp	744,274
15,106		Limited Brands, Inc	323,571
300	*	New York & Co, Inc	6,318
4,833		Nordstrom, Inc	328,499
242		Oshkosh B'gosh, Inc (Class A)	6,290
3,310	*	Pacific Sunwear of California, Inc	76,097
2,885	*	Payless Shoesource, Inc	55,392
6,485		Ross Stores, Inc	187,481
340	*	Shoe Carnival, Inc	7,399
766	*	Stage Stores, Inc	33,398
1,009		Talbots, Inc	32,762
1,822	*	The Wet Seal, Inc	12,362
1,644	*	Too, Inc	38,444
2,268	*	Urban Outfitters, Inc	128,573

		TOTAL APPAREL AND ACCESSORY STORES	4,074,685

APPAREL AND OTHER TEXTILE PRODUCTS - 0.17%
762	*	Columbia Sportswear Co	37,635
851	*	DHB Industries, Inc	7,191
827	*	Guess?, Inc	13,712
1,406	*	Gymboree Corp	19,206
1,023	*	Hartmarx Corp	10,302
5,265		Jones Apparel Group, Inc	163,426
1,102		Kellwood Co	29,644
4,765		Liz Claiborne, Inc	189,456
1,115		Phillips-Van Heusen Corp	36,449
2,412		Polo Ralph Lauren Corp	103,981
5,426	*	Quiksilver, Inc	86,707
1,396		Russell Corp	28,548
3,859		VF Corp	220,812
1,988	*	Warnaco Group, Inc	46,221

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	993,290

AUTO REPAIR, SERVICES AND PARKING - 0.07%
379	*	Amerco, Inc	20,295
406		Bandag, Inc	18,696

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

890		Central Parking Corp	$12,238
1,079	*	Dollar Thrifty Automotive Group, Inc	40,980
2,920		Lear Corp	106,230
811	*	Midas, Inc	18,653
429	*	Monro Muffler Brake, Inc	12,660
2,379	*	PHH Corp	61,188
2,807		Ryder System, Inc	102,736
1,705	*	Wright Express Corp	31,491

		TOTAL AUTO REPAIR, SERVICES AND PARKING	425,167

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.18%
3,124	*	Advance Auto Parts	201,654
309	*	America's Car Mart, Inc	6,956
431	*	Asbury Automotive Group, Inc	6,642
7,825	*	Autonation, Inc	160,569
2,466	*	Autozone, Inc	228,006
4,661	*	Carmax, Inc	124,216
3,118	*	Copart, Inc	74,208
1,694	*	CSK Auto Corp	28,256
584		Lithia Motors, Inc (Class A)	16,848
542	*	MarineMax, Inc	16,938
4,369	*	O'Reilly Automotive, Inc	130,240
916	*	Rush Enterprises, Inc (Class A)	12,219
1,240		Sonic Automotive, Inc	26,362
1,132		United Auto Group, Inc	33,734

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,066,848

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.05%
816	*	Central Garden & Pet Co	40,082
2,745		Fastenal Co	168,159
94,157		Home Depot, Inc	3,662,707
33,804		Lowe's Cos	1,968,069
5,059		Sherwin-Williams Co	238,228

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,077,245

BUSINESS SERVICES - 7.12%
16,752	*	3Com Corp	60,977
478	*	3D Systems Corp	11,501
1,526		Aaron Rents, Inc	37,982
1,629		ABM Industries, Inc	31,765
8,088	*	Activision, Inc	133,614
3,687		Acxiom Corp	76,985
1,100		Administaff, Inc	26,136
21,180		Adobe Systems, Inc	606,172
1,001	*	Advent Software, Inc	20,280
1,547		Advo, Inc	49,272
5,233	*	Affiliated Computer Services, Inc (Class A)	267,406
2,749	*	Agile Software Corp	17,319
5,205	*	Akamai Technologies, Inc	68,342
3,572	*	Alliance Data Systems Corp	144,880
1,093	*	Altiris, Inc	16,045

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

570	*	American Reprographics Co	$9,171
1,488	*	AMICAS, Inc	6,741
392	*	AMN Healthcare Services, Inc	5,892
229	*	Ansoft Corp	5,533
1,522	*	Ansys, Inc	54,046
1,203	*	Anteon International Corp	54,881
2,406	*	Applied Digital Solutions, Inc	7,916
2,453	*	Aquantive, Inc	43,467
1,318		Arbitron, Inc	56,542
3,107	*	Ariba, Inc	18,021
2,552	*	Ask Jeeves, Inc	77,045
2,374	*	Aspect Communications Corp	26,660
2,330	*	Aspen Technology, Inc	12,116
489	*	Asset Acceptance Capital Corp	12,670
340	*	Atari, Inc	945
1,043	*	Audible Inc	18,117
2,383	*	Autobytel, Inc	11,510
9,946	*	Autodesk, Inc	341,844
25,441		Automatic Data Processing, Inc	1,067,759
2,294	*	Avocent Corp	59,991
409	*	Bankrate Inc	8,237
15,559	*	BEA Systems, Inc	136,608
5,485	*	Bisys Group, Inc	81,946
600		Blackbaud, Inc	8,100
500	*	Blackboard, Inc	11,960
558	*	Blue Coat Systems, Inc	16,673
9,657	*	BMC Software, Inc	173,343
4,024	*	Borland Software Corp	27,605
461	*	Bottomline Technologies, Inc	6,901
1,782		Brady Corp (Class A)	55,242
2,481		Brink's Co	89,316
1,310	*	CACI International, Inc (Class A)	82,740
12,167	*	Cadence Design Systems, Inc	166,201
2,289		Catalina Marketing Corp	58,163
415	*	CCC Information Services Group, Inc	9,939
45,684		Cendant Corp	1,021,951
3,206	*	Century Business Services, Inc	12,984
6,698	*	Ceridian Corp	130,477
1,389	*	Cerner Corp	94,410
2,480		Certegy, Inc	94,786
3,705	*	Checkfree Corp	126,192
4,033	*	ChoicePoint, Inc	161,522
2,298	*	Ciber, Inc	18,338
7,586	*	Citrix Systems, Inc	164,313
372	*	Click Commerce Inc	8,545
19,614	*	CMGI, Inc	37,070
6,132	*	CNET Networks, Inc	72,001
1,100	*	Cogent, Inc	31,405
1,984		Cognex Corp	51,961
5,942	*	Cognizant Technology Solutions Corp	280,046
20,279		Computer Associates International, Inc	557,267
305		Computer Programs & Systems, Inc	11,367
8,337	*	Computer Sciences Corp	364,327
17,083	*	Compuware Corp	122,827
472	*	COMSYS IT Partners, Inc	8,052
1,628	*	Concur Technologies, Inc	17,143
6,594	*	Convergys Corp	93,767
773	*	CoStar Group, Inc	33,703
1,148	*	Covansys Corp	14,752

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,255	*	CSG Systems International, Inc	$42,800
717	*	Cyberguard Corp	4,262
1,699	*	Cybersource Corp	12,420
2,286		Deluxe Corp	92,812
1,846	*	Dendrite International, Inc	25,475
1,523	*	Digital Insight Corp	36,430
1,430	*	Digital River, Inc	45,402
5,171	*	DoubleClick, Inc	43,385
3,102	*	DST Systems, Inc	145,174
4,226	*	E.piphany, Inc	14,706
6,116	*	Earthlink, Inc	52,973
47,462	*	eBay, Inc	1,566,721
1,544	*	Echelon Corp	10,623
1,870	*	Eclipsys Corp	26,311
889	*	eCollege.com, Inc	10,579
2,302	*	eFunds Corp	41,431
821	*	Electro Rent Corp	11,937
13,359	*	Electronic Arts, Inc	756,253
22,619		Electronic Data Systems Corp	435,416
2,347	*	Electronics For Imaging, Inc	49,381
518	*	Emageon Inc	7,257
3,555	*	Entrust, Inc	17,028
2,158	*	Epicor Software Corp	28,486
646	*	EPIQ Systems, Inc	10,569
5,662		Equifax, Inc	202,190
621	*	Equinix, Inc	26,914
1,498	*	eSpeed, Inc (Class A)	13,347
1,627	*	F5 Networks, Inc	76,851
1,500		Factset Research Systems, Inc	53,760
2,947		Fair Isaac Corp	107,565
1,723	*	FalconStor Software, Inc	11,251
1,955	*	Filenet Corp	49,149
33,955		First Data Corp	1,362,954
8,350	*	Fiserv, Inc	358,632
623	*	Forrester Research, Inc	11,108
2,119	*	Gartner, Inc (Class A)	22,504
2,047	*	Getty Images, Inc	152,010
1,274		Gevity HR, Inc	25,518
6,819	*	Google, Inc (Class A)	2,005,809
314	*	Greg Manning Auctions, Inc	3,752
5,021		GTECH Holdings Corp	146,814
922		Healthcare Services Group	18,514
803	*	Heidrick & Struggles International, Inc	20,942
3,164		Henry (Jack) & Associates, Inc	57,933
5,653	*	Homestore, Inc	11,476
1,038	*	Hudson Highland Group, Inc	16,182
2,871	*	Hypercom Corp	18,575
1,912	*	Hyperion Solutions Corp	76,939
968	*	IDX Systems Corp	29,176
416	*	iGate Corp	1,489
9,871		IMS Health, Inc	244,505
876	*	Infocrossing, Inc	10,924
3,462	*	Informatica Corp	29,046
1,375	*	Infospace, Inc	45,279
1,860		infoUSA, Inc	21,762
234	*	Innovative Solutions & Support, Inc	7,855
343		Integral Systems, Inc	7,762
1,587		Interactive Data Corp	32,978

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,110	*	Intergraph Corp	$38,251
1,195	*	Intermix Media, Inc	10,002
1,501	*	Internet Capital Group, Inc	11,002
1,630	*	Internet Security Systems, Inc	33,073
334		Interpool, Inc	7,141
18,687	*	Interpublic Group of Cos, Inc	227,608
533	*	Intervideo, Inc	7,665
2,106	*	Interwoven, Inc	15,858
873	*	Intrado, Inc	13,060
7,186	*	Intuit, Inc	324,160
2,349	*	Ipass, Inc	14,235
553	*	iPayment, Inc	20,196
4,974	*	Iron Mountain, Inc	154,293
1,855	*	iVillage, Inc	11,093
449	*	Jamdat Mobile, Inc	12,428
1,422	*	JDA Software Group, Inc	16,182
23,606	*	Juniper Networks, Inc	594,399
868	*	Jupitermedia Corp	14,869
1,001	*	Kanbay International, Inc	23,133
2,403	*	Keane, Inc	32,921
790		Kelly Services, Inc (Class A)	22,626
834	*	Keynote Systems, Inc	9,733
1,188	*	Kforce, Inc	10,050
2,540	*	KFX ,Inc	36,297
2,072	*	Kinetic Concepts, Inc	124,320
1,429	*	Korn/Ferry International	25,365
1,484	*	Kronos, Inc	59,939
1,632	*	Labor Ready, Inc	38,042
3,791	*	Lamar Advertising Co	162,141
3,158	*	Lawson Software, Inc	16,264
2,598	*	Lionbridge Technologies	17,614
689	*	LoJack Corp	12,099
3,220	*	Macromedia, Inc	123,068
1,159	*	Magma Design Automation, Inc	9,689
1,478	*	Manhattan Associates, Inc	28,392
3,923		Manpower, Inc	156,057
857	*	Mantech International Corp (Class A)	26,601
1,157	*	Mapinfo Corp	12,160
847	*	Marchex, Inc	12,739
300	*	Marlin Business Services, Inc	6,030
2,678	*	Matrixone, Inc	13,390
7,177	*	McAfee, Inc	187,894
3,520	*	Mentor Graphics Corp	36,080
3,882	*	Mercury Interactive Corp	148,914
3,075	*	Micromuse, Inc	17,405
403,849		Microsoft Corp	10,031,609
677	*	MicroStrategy, Inc	35,908
1,012	*	Midway Games, Inc	11,092
4,012		MoneyGram International, Inc	76,709
4,574	*	Monster Worldwide, Inc	131,182
741	*	Motive, Inc	7,358
4,739	*	MPS Group, Inc	44,641
1,096	*	MRO Software, Inc	16,013
2,443		National Instruments Corp	51,792
3,837	*	NAVTEQ Corp	142,660
1,262	*	NCO Group, Inc	27,297
1,835	*	NDCHealth Corp	32,975
698	*	Ness Technologies, Inc	7,413

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,672	*	NetFlix, Inc	$27,438
2,907	*	NETIQ Corp	32,994
745	*	Netratings, Inc	10,132
976	*	Netscout Systems, Inc	6,432
1,494	*	NIC, Inc	6,902
341	*	Niku Corp	7,069
17,121	*	Novell, Inc	106,156
7,994		Omnicom Group, Inc	638,401
917	*	Online Resources Corp	10,371
693	*	Open Solutions, Inc	14,075
2,025	*	Opsware, Inc	10,368
165,054	*	Oracle Corp	2,178,713
1,073	*	Packeteer, Inc	15,129
12,550	*	Parametric Technology Corp	80,069
573	*	PDF Solutions, Inc	7,518
703	*	Pegasystems, Inc	4,148
3,294	*	Perot Systems Corp (Class A)	46,841
830	*	Phase Forward, Inc	5,644
818	*	Phoenix Technologies Ltd	6,364
2,446	*	Pixar	122,422
634	*	Portfolio Recovery Associates, Inc	26,641
500	*	PRA International	13,390
1,489	*	Progress Software Corp	44,893
1,167		QAD, Inc	8,986
234		Quality Systems, Inc	11,087
2,593	*	Quest Software, Inc	35,343
905	*	Radiant Systems, Inc	10,317
799	*	Radisys Corp	12,904
5,698	*	RealNetworks, Inc	28,319
7,302	*	Red Hat, Inc	95,656
1,434	*	Redback Networks, Inc	9,149
472		Renaissance Learning, Inc	9,582
3,208	*	Rent-A-Center, Inc	74,714
1,245	*	Rent-Way, Inc	12,251
2,751		Reynolds & Reynolds Co (Class A)	74,360
500	*	RightNow Technologies, Inc	6,010
7,342		Robert Half International, Inc	183,330
1,251		Rollins, Inc	25,070
3,243	*	RSA Security, Inc	37,230
3,636	*	S1 Corp	17,126
1,074	*	SafeNet, Inc	36,580
2,905	*	Salesforce.com, Inc	59,494
4,100	*	Sapient Corp	32,513
1,739	*	Secure Computing Corp	18,920
3,086	*	Seebeyond Technology Corp	12,899
1,273	*	Serena Software, Inc	24,569
12,926		Servicemaster Co	173,208
313	*	SI International, Inc	9,377
21,916		Siebel Systems, Inc	195,052
1,273	*	Sohu.com, Inc	27,904
2,930	*	SonicWALL, Inc	15,793
10,472	*	Sonus Networks, Inc	50,056
1,780	*	Sotheby's Holdings, Inc (Class A)	24,386
2,204	*	Spherion Corp	14,546
881	*	SPSS, Inc	16,924
1,420	*	SRA International, Inc (Class A)	49,302
745		SS&C Technologies, Inc	23,602
545		Startek, Inc	8,949

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

890	*	Stellent, Inc	$6,675
455	*	Stratasys, Inc	14,869
147,139	*	Sun Microsystems, Inc	548,828
12,667	*	SunGard Data Systems, Inc	445,498
2,055	*	SupportSoft, Inc	10,665
4,229	*	Sybase, Inc	77,602
1,090	*	Sykes Enterprises, Inc	10,333
30,956	*	Symantec Corp	672,983
408	*	SYNNEX Corp	7,144
5,828	*	Synopsys, Inc	97,153
195		Syntel, Inc	3,126
2,941	*	Take-Two Interactive Software, Inc	74,848
932		Talx Corp	26,944
1,941	*	TeleTech Holdings, Inc	15,819
1,905	*	THQ, Inc	55,759
9,445	*	TIBCO Software, Inc	61,770
507	*	TNS, Inc	11,849
1,360		Total System Services, Inc	32,776
880	*	TradeStation Group, Inc	7,550
1,585	*	Transaction Systems Architects, Inc	39,039
1,550	*	Trizetto Group, Inc	21,716
457	*	TRM Corp	7,687
851	*	Ultimate Software Group, Inc	13,956
14,841	*	Unisys Corp	93,944
2,460		United Online, Inc	26,716
2,839	*	United Rentals, Inc	57,376
873	*	Universal Compression Holdings, Inc	31,637
3,830	*	Valueclick, Inc	47,224
1,022	*	Vasco Data Security International	9,913
1,104	*	Ventiv Health, Inc	21,285
469	*	Verint Systems, Inc	15,083
11,510	*	VeriSign, Inc	331,028
18,636	*	Veritas Software Corp	454,743
1,652	*	Verity, Inc	14,488
386	*	Vertrue, Inc	15,039
1,078		Viad Corp	30,551
1,466	*	Vignette Corp	16,493
350	*	Volt Information Sciences, Inc	8,305
24,783		Waste Management, Inc	702,350
1,575	*	WebEx Communications, Inc	41,596
14,699	*	WebMD Corp	150,959
2,241	*	webMethods, Inc	12,550
1,014	*	Websense, Inc	48,723
3,100	*	Wind River Systems, Inc	48,608
1,103	*	Witness Systems, Inc	20,108
52,789	*	Yahoo!, Inc	1,829,139

		TOTAL BUSINESS SERVICES	41,362,211

CHEMICALS AND ALLIED PRODUCTS - 9.77%
3,813		Valeant Pharmaceuticals International	67,223
4,378	*	Aastrom Biosciences Inc	13,703
422		American Vanguard Corp	8,824
4,657	*	AVANIR Pharmaceuticals	13,040
67,635		Abbott Laboratories	3,314,791
4,058	*	Abgenix, Inc	34,818
1,103	*	Adolor Corp	10,203
9,924		Air Products & Chemicals, Inc	598,417

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,362	*	Albany Molecular Research, Inc	$19,068
1,707		Albemarle Corp	62,254
3,376		Alberto-Culver Co	146,282
1,266	*	Alexion Pharmaceuticals, Inc	29,169
4,277	*	Alkermes, Inc	56,542
1,510		Alpharma, Inc (Class A)	21,850
859	*	American Pharmaceutical Partners, Inc	35,434
53,974	*	Amgen, Inc	3,263,268
3,433	*	Andrx Corp	69,724
1,148		Arch Chemicals, Inc	28,654
1,364	*	Arena Pharmaceuticals, Inc	9,302
1,308	*	Arqule, Inc	8,476
1,485	*	Array Biopharma, Inc	9,355
1,310	*	Atherogenics, Inc	20,934
4,636		Avery Dennison Corp	245,523
20,425		Avon Products, Inc	773,086
337		Balchem Corp	10,127
407	*	Barrier Therapeutics, Inc	3,227
1,207	*	Bioenvision, Inc	8,787
15,108	*	Biogen Idec, Inc	520,471
4,454	*	Barr Pharmaceuticals, Inc	217,088
997	*	Benthley Pharmaceuticals, Inc	10,917
3,604	*	BioMarin Pharmaceutical, Inc	26,994
873	*	Bone Care International, Inc	28,783
85,241		Bristol-Myers Squibb Co	2,129,320
565	*	Caraco Pharmaceutical Laboratories Ltd	4,848
1,900	*	Celanese Corp (Series A)	30,191
5,277		Chemtura Corp	74,670
1,327	*	Cypress Bioscience, Inc	17,516
2,563		Cabot Corp	84,579
1,604		Calgon Carbon Corp	14,195
1,425		Cambrex Corp	27,146
1,593	*	Cell Genesys, Inc	8,522
1,629	*	Cell Therapeutics, Inc	4,415
2,536	*	Cephalon, Inc	100,958
2,849	*	Charles River Laboratories International, Inc	137,464
768	*	Chattem, Inc	31,795
4,711	*	Chiron Corp	164,367
2,885		Church & Dwight Co, Inc	104,437
6,654		Clorox Co	370,761
22,817		Colgate-Palmolive Co	1,138,796
1,489	*	Connetics Corp	26,266
3,165	*	Corixa Corp	13,863
2,210	*	Cubist Pharmaceuticals, Inc	29,106
2,579	*	Curis, Inc	10,058
1,883		Cytec Industries, Inc	74,943
1,933		Dade Behring Holdings, Inc	125,664
2,149	*	Discovery Laboratories, Inc	15,666
949	*	Dov Pharmaceutical, Inc	17,708
1,794	*	Dendreon Corp	9,383
1,129		Diagnostic Products Corp	53,436
830	*	Digene Corp	22,974
41,861		Dow Chemical Co	1,864,114
43,438		Du Pont (E.I.) de Nemours & Co	1,868,268
1,946	*	Durect Corp	9,905
932	*	Dusa Pharmaceuticals, Inc	8,668
2,745	*	Encysive Pharmaceuticals, Inc	29,673
1,214	*	EPIX Pharmaceuticals, Inc	10,744

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,254	*	Eyetech Pharmaceuticals, Inc	$15,851
3,505		Eastman Chemical Co	193,301
7,985		Ecolab, Inc	258,395
923	*	Elizabeth Arden, Inc	21,589
5,260		Engelhard Corp	150,173
1,226	*	Eon Labs, Inc	37,565
5,759		Estee Lauder Cos (Class A)	225,350
1,562	*	FMC Corp	87,691
1,607		Ferro Corp	31,915
1,169	*	First Horizon Pharmaceutical	22,258
15,332	*	Forest Laboratories, Inc	595,648
954	*	Genitope Corp	12,249
2,695	*	GlobeTel Communications Corp	7,519
20,225	*	Genentech, Inc	1,623,663
10,955	*	Genzyme Corp	658,291
1,433		Georgia Gulf Corp	44,495
2,279	*	Geron Corp	17,639
19,727	*	Gilead Sciences, Inc	867,791
39,089		Gillette Co	1,979,076
2,268		Great Lakes Chemical Corp	71,374
1,227		H.B. Fuller Co	41,792
224	*	Hi-Tech Pharmacal Co, Inc	7,137
6,891	*	Hospira, Inc	268,749
2,500	*	Huntsman Corp	50,675
452	*	Idenix Pharmaceuticals, Inc	9,799
8,637	*	IVAX Corp	185,695
1,363	*	Idexx Laboratories, Inc	84,956
3,146	*	ImClone Systems, Inc	97,432
2,007	*	Immucor, Inc	58,103
2,102	*	Immunogen, Inc	12,171
2,425	*	Impax Laboratories, Inc	38,073
1,788	*	Inspire Pharmaceuticals, Inc	15,055
315		Inter Parfums, Inc	6,108
1,585	*	InterMune, Inc	20,668
3,941		International Flavors & Fragrances, Inc	142,743
835	*	Inverness Medical Innovations, Inc	22,796
2,138	*	Invitrogen Corp	178,156
200		Kronos Worldwide, Inc	6,038
1,821	*	KV Pharmaceutical Co (Class A)	30,502
10,749	*	King Pharmaceuticals, Inc	112,015
628	*	Kos Pharmaceuticals, Inc	41,134
3,796	*	Ligand Pharmaceuticals, Inc (Class B)	26,382
42,800		Lilly (Eli) & Co	2,384,388
3,085		Lubrizol Corp	129,601
8,835		Lyondell Chemical Co	233,421
600		Mannatech, Inc	11,412
800	*	MannKind Corp	8,040
474		Meridian Bioscience, Inc	8,982
3,242	*	MGI Pharma, Inc	70,546
6,006	*	Mosaic Co	93,453
1,168	*	Myogen, Inc	8,164
1,211		MacDermid, Inc	37,735
1,323	*	Martek Biosciences Corp	50,208
4,592	*	Medarex, Inc	38,251
2,267	*	Medicines Co	53,025
2,358		Medicis Pharmaceutical Corp (Class A)	74,819
10,799	*	MedImmune, Inc	288,549
96,098		Merck & Co, Inc	2,959,818

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

13,701	*	Millennium Pharmaceuticals, Inc	$127,008
841		Minerals Technologies, Inc	51,806
11,695		Monsanto Co	735,265
12,024		Mylan Laboratories, Inc	231,342
3,438	*	Nalco Holding Co	67,488
2,341	*	NBTY, Inc	60,726
226	*	New River Pharmaceuticals, Inc	6,784
740	*	NewMarket Corp	10,945
513	*	NitroMed, Inc	9,978
383		NL Industries, Inc	5,894
2,016	*	NPS Pharmaceuticals, Inc	22,882
2,090	*	Nuvelo, Inc	16,156
2,896	*	Nabi Biopharmaceuticals	44,106
733	*	Nastech Pharmaceutical Co, Inc	10,431
484		Nature's Sunshine Products, Inc	8,441
1,592	*	Neurocrine Biosciences, Inc	66,960
960	*	Northfield Laboratories, Inc	13,738
1,192	*	Noven Pharmaceuticals, Inc	20,836
1,409	*	OM Group, Inc	34,788
2,265	*	OSI Pharmaceuticals, Inc	92,570
662		Octel Corp	11,916
3,422		Olin Corp	62,417
1,480	*	Onyx Pharmaceuticals, Inc	35,342
2,133	*	OraSure Technologies, Inc	21,309
1,627	*	Par Pharmaceutical Cos, Inc	51,755
263	*	Parlux Fragrances, Inc	7,277
999	*	Pharmion Corp	23,187
488	*	Pioneer Cos, Inc	10,731
7,389		PPG Industries, Inc	463,734
1,088	*	Prestige Brands Holdings, Inc	21,216
1,604	*	Pain Therapeutics, Inc	10,827
1,312	*	Parexel International Corp	26,043
778	*	Penwest Pharmaceuticals Co	9,196
3,457		Perrigo Co	48,191
324,283		Pfizer, Inc	8,943,725
4,316	*	PolyOne Corp	28,572
1,146	*	Pozen, Inc	9,397
14,107		Praxair, Inc	657,386
108,794		Procter & Gamble Co	5,738,883
732	*	Progenics Pharmaceuticals	15,270
4,511	*	Protein Design Labs, Inc	91,167
764	*	Renovis, Inc	11,666
5,210		RPM International, Inc	95,135
7,479	*	Revlon, Inc (Class A)	22,960
7,002		Rohm & Haas Co	324,473
2,733	*	StemCells, Inc	11,506
1,939	*	Salix Pharmaceuticals Ltd	34,243
64,328		Schering-Plough Corp	1,226,092
928	*	Scotts Miracle-Gro Co (Class A)	66,083
1,878		Sensient Technologies Corp	38,706
4,566	*	Sepracor, Inc	274,006
1,508	*	Serologicals Corp	32,045
2,906		Sigma-Aldrich Corp	162,852
250		Stepan Co	5,525
1,943	*	SuperGen, Inc	9,598
708	*	SurModics, Inc	30,706
1,295	*	Tanox, Inc	15,177
3,907	*	Terra Industries, Inc	26,607

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,400		UAP Holding Corp	$23,240
454	*	USANA Health Sciences, Inc	19,204
4,070		USEC, Inc	59,585
976	*	United Therapeutics Corp	47,043
3,577	*	VCA Antech, Inc	86,742
2,474	*	Vicuron Pharmaceuticals, Inc	69,025
2,258		Valspar Corp	109,039
3,753	*	Vertex Pharmaceuticals, Inc	63,200
700		Westlake Chemical Corp	17,150
2,832	*	WR Grace & Co	22,061
4,954	*	Watson Pharmaceuticals, Inc	146,440
1,629		Wellman, Inc	16,599
58,375		Wyeth	2,597,687
1,007	*	Zymogenetics, Inc	17,723

		TOTAL CHEMICALS AND ALLIED PRODUCTS	56,756,980

COAL MINING - 0.16%
1,200	*	Alpha Natural Resources, Inc	28,656
2,767		Arch Coal, Inc	150,772
3,982		Consol Energy, Inc	213,356
1,006		Foundation Coal Holdings, Inc	26,096
568	*	James River Coal Co	19,681
3,352		Massey Energy Co	126,438
5,678		Peabody Energy Corp	295,483
808		Penn Virginia Corp	36,093

		TOTAL COAL MINING	896,575

COMMUNICATIONS - 4.27%
2,666		Adtran, Inc	66,090
1,915	*	Airspan Networks, Inc	10,628
5,783	*	Alamosa Holdings, Inc	80,384
13,204		Alltel Corp	822,345
9,947	*	American Tower Corp (Class A)	209,086
1,496	*	Anixter International, Inc	55,606
34,928		AT&T Corp	665,029
1,078	*	Audiovox Corp (Class A)	16,709
20,295	*	Avaya, Inc	168,862
195	*	Beasley Broadcast Group, Inc (Class A)	2,825
79,866		BellSouth Corp	2,122,040
1,001	*	Brightpoint, Inc	22,212
8,685	*	Cablevision Systems Corp (Class A)	279,657
543	*	Centennial Communications Corp	7,537
5,578		CenturyTel, Inc	193,166
14,056	*	Charter Communications, Inc (Class A)	16,586
10,990	*	Cincinnati Bell, Inc	47,257
2,440	*	Citadel Broadcasting Corp	27,938
15,151		Citizens Communications Co	203,629
23,686		Clear Channel Communications, Inc	732,608
88,710	*	Comcast Corp (Class A)	2,723,397
883		Commonwealth Telephone Enterprises, Inc	37,007
1,527	*	Cox Radio, Inc (Class A)	24,050
9,410	*	Crown Castle International Corp	191,211
1,284	*	Crown Media Holdings, Inc (Class A)	12,108
890		CT Communications, Inc	11,615
2,564	*	Cumulus Media, Inc (Class A)	30,204
30,287	*	DIRECTV Group, Inc	469,448

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

6,149	*	Dobson Communications Corp (Class A)	$26,195
10,029		EchoStar Communications Corp (Class A)	302,374
2,155	*	Emmis Communications Corp (Class A)	38,079
1,748	*	Entercom Communications Corp	58,191
2,599	*	Entravision Communications Corp (Class A)	20,246
1,078		Fairpoint Communications, Inc	17,410
405	*	Fisher Communications, Inc	19,152
5,793	*	Foundry Networks, Inc	49,994
2,156	*	General Communication, Inc (Class A)	21,280
1,352		Global Payments, Inc	91,666
923		Golden Telecom, Inc	28,318
1,889		Gray Television, Inc	22,781
1,203		Hearst-Argyle Television, Inc	29,473
14,094	*	IAC/InterActiveCorp	338,961
2,232	*	IDT Corp (Class B)	29,373
631	*	InPhonic, Inc	9,705
2,370	*	Insight Communications Co, Inc	26,188
1,000		Iowa Telecommunications Services, Inc	18,750
941	*	j2 Global Communications, Inc	32,408
32,711	*	Level 3 Communications, Inc	66,403
769		Liberty Corp	28,307
10,216	*	Liberty Global, Inc	476,781
1,154	*	Lin TV Corp (Class A)	16,029
506	*	Lodgenet Entertainment Corp	8,395
1,400	*	Mastec, Inc	12,320
12,190	*	MCI, Inc	313,405
10,603	f,v*	McLeod (Escrow)	-
2,423	*	Mediacom Communications Corp	16,646
8,146	*	NCR Corp	286,087
47,715	*	Nextel Communications, Inc (Class A)	1,541,672
6,622	*	Nextel Partners, Inc (Class A)	166,676
2,505	*	NII Holdings, Inc (Class B)	160,170
739		North Pittsburgh Systems, Inc	14,455
1,047	*	Novatel Wireless, Inc	13,056
3,237	*	NTL, Inc	221,476
2,082		PanAmSat Holding Corp	42,702
2,790	*	Premiere Global Services, Inc	31,499
2,063	*	Price Communications Corp	35,690
65,768	*	Qwest Communications International, Inc	244,003
3,375	*	Radio One, Inc (Class D)	43,099
940	*	RCN Corp	21,705
1,768	*	Regent Communications, Inc	10,378
1	v*	RNC Corporation Wts 12/21/06	-
824	*	Saga Communications, Inc (Class A)	11,536
460	*	Salem Communications Corp (Class A)	9,126
3,207	*	SBA Communications Corp	43,295
144,075		SBC Communications, Inc	3,421,781
252		Shenandoah Telecom Co	10,017
1,913		Sinclair Broadcast Group, Inc (Class A)	17,370
1,918	*	Spanish Broadcasting System, Inc (Class A)	19,161
2,048	*	Spectrasite, Inc	152,433
60,871		Sprint Corp	1,527,253
631		SureWest Communications	16,185
718	*	Syniverse Holdings, Inc	10,052
1,691	*	Talk America Holdings, Inc	16,927
4,620		Telephone and Data Systems, Inc (Non-Vote)	188,542
1,345	*	Telkonet, Inc	6,631
995	*	Terremark Worldwide, Inc	6,965
2,540	*	Tivo, Inc	16,967

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

640	*	U.S. Cellular Corp	$31,962
5,595	*	U.S. Unwired, Inc (Class A)	32,563
3,248	*	Ubiquitel, Inc	26,504
9,632	*	Univision Communications, Inc (Class A)	265,362
1,270	*	USA Mobility, Inc	37,287
1,114		Valor Communications Group, Inc	15,373
120,691		Verizon Communications, Inc	4,169,874
873	*	West Corp	33,523
3,714	*	Western Wireless Corp (Class A)	157,102
2,647	*	Wireless Facilities, Inc	16,755
9,215	*	XM Satellite Radio Holdings, Inc	310,177

		TOTAL COMMUNICATIONS	24,771,455

DEPOSITORY INSTITUTIONS - 10.06%
664		1st Source Corp	15,232
594		ABC Bancorp	10,739
561	*	ACE Cash Express, Inc	14,339
634		Alabama National Bancorp	41,445
929		Amcore Financial, Inc	27,759
3,214		Amegy Bancorp, Inc	71,929
560	*	AmericanWest Bancorp	11,172
123		Ames National Corp	13,599
15,403		AmSouth Bancorp	400,478
1,029		Anchor Bancorp Wisconsin, Inc	31,138
488		Arrow Financial Corp	13,586
5,805		Associated Banc-Corp	195,396
4,275		Astoria Financial Corp	121,709
134		Bancfirst Corp	11,657
344	*	Bancorp, Inc	5,999
3,646		Bancorpsouth, Inc	86,046
557		BancTrust Financial Group, Inc	10,878
3,001		Bank Mutual Corp	33,191
175,395		Bank of America Corp	7,999,766
727		Bank of Granite Corp	13,915
2,278		Bank of Hawaii Corp	115,608
33,862		Bank of New York Co, Inc	974,548
492		Bank of The Ozarks, Inc	16,157
2,074		BankAtlantic Bancorp, Inc (Class A)	39,302
1,134		BankUnited Financial Corp (Class A)	30,663
602		Banner Corp	16,862
23,822		BB&T Corp	952,165
287		Berkshire Hills Bancorp, Inc	9,563
538	*	BFC Financial Corp	4,589
886		BOK Financial Corp	40,862
1,331		Boston Private Financial Holdings, Inc	33,541
2,567		Brookline Bancorp, Inc	41,739
353		Camden National Corp	11,561
438		Capital City Bank Group, Inc	17,695
451		Capital Corp of the West	12,515
264	*	Capital Crossing Bank	9,002
587		Capitol Bancorp Ltd	19,729
1,081		Capitol Federal Financial	37,273
857	*	Cardinal Financial Corp	8,047
917		Cascade Bancorp	19,294
2,106		Cathay General Bancorp	70,993
468		Center Financial Corp	11,620

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

500	*	Central Coast Bancorp	$9,050
1,328		Central Pacific Financial Corp	47,277
176		Charter Financial Corp	6,149
1,217		Chemical Financial Corp	40,295
1,644		Chittenden Corp	44,717
226,888		Citigroup, Inc	10,489,032
342		Citizens & Northern Corp	10,684
1,891		Citizens Banking Corp	57,146
356		City Bank	11,043
906		City Holding Co	33,087
1,702		City National Corp	122,050
755		Clifton Savings Bancorp, Inc	7,973
760		Coastal Financial Corp	11,202
525		CoBiz, Inc	9,518
6,045		Colonial Bancgroup, Inc	133,353
231		Colony Bankcorp Inc	6,939
281		Columbia Bancorp	10,242
861		Columbia Banking System, Inc	21,198
7,364		Comerica, Inc	425,639
6,866		Commerce Bancorp, Inc	208,108
2,418		Commerce Bancshares, Inc	121,891
206		Commercial Bankshares, Inc	7,995
1,956		Commercial Capital Bancorp, Inc	32,685
1,370		Commercial Federal Corp	46,142
179	*	Community Bancorp	5,553
1,446		Community Bank System, Inc	35,268
621		Community Banks, Inc	16,096
631		Community Trust Bancorp, Inc	20,646
5,147		Compass Bancshares, Inc	231,615
756		Corus Bankshares, Inc	41,950
2,249		Cullen/Frost Bankers, Inc	107,165
2,302		CVB Financial Corp	45,303
1,151		Dime Community Bancshares	17,495
866		Downey Financial Corp	63,391
2,379		East West Bancorp, Inc	79,911
332		Enterprise Financial Services Corp	7,852
1,279	*	Euronet Worldwide, Inc	37,180
298		Farmers Capital Bank Corp	10,323
1,156		Fidelity Bankshares, Inc	30,657
20,489		Fifth Third Bancorp	844,352
467		Financial Institutions, Inc	8,415
525		First Bancorp (North Carolina)	11,618
1,383		First Bancorp (Puerto Rico)	55,527
706		First Busey Corp (Class A)	13,633
1,556		First Charter Corp	34,185
291		First Citizens Bancshares, Inc (Class A)	42,064
2,932		First Commonwealth Financial Corp	40,168
572		First Community Bancorp	27,170
492		First Community Bancshares, Inc	15,990
298		First Defiance Financial Corp	7,954
1,622		First Financial Bancorp	30,656
786		First Financial Bankshares, Inc	26,598
701		First Financial Corp (Indiana)	20,140
680		First Financial Holdings, Inc	20,339
5,417		First Horizon National Corp	228,597
501		First Indiana Corp	14,865
972		First Merchants Corp	24,154
2,162		First Midwest Bancorp, Inc	76,038
5,233		First Niagara Financial Group, Inc	76,297
271		First Oak Brook Bancshares, Inc	7,648
672		First Place Financial Corp	13,500

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

105	*	First Regional Bancorp	$6,946
1,040		First Republic Bank	36,743
218		First South Bancorp, Inc	6,950
836		First State Bancorp	16,126
678	*	FirstFed Financial Corp	40,416
3,800		FirstMerit Corp	99,218
1,180		Flagstar Bancorp, Inc	22,337
952		Flushing Financial Corp	17,517
2,480		FNB Corp	48,732
320		FNB Corp (Virginia)	8,960
662	*	Franklin Bank Corp	12,419
2,838		Fremont General Corp	69,049
1,164		Frontier Financial Corp	29,403
6,923		Fulton Financial Corp	124,614
282		GB&T Bancshares, Inc	6,700
1,371		Glacier Bancorp, Inc	35,824
1,727		Gold Banc Corp, Inc	25,128
11,138		Golden West Financial Corp	717,064
616		Great Southern Bancorp, Inc	19,275
2,300		Greater Bay Bancorp	60,651
283		Greene County Bancshares, Inc	7,732
1,262		Hancock Holding Co	43,413
1,606		Hanmi Financial Corp	26,820
1,029		Harbor Florida Bancshares, Inc	38,526
1,385		Harleysville National Corp	32,077
607		Heartland Financial U.S.A., Inc	11,855
500		Heritage Commerce Corp	9,180
6,836		Hibernia Corp (Class A)	226,818
540		Horizon Financial Corp	11,988
25,116		Hudson City Bancorp, Inc	286,574
1,806		Hudson United Bancorp	65,197
10,365		Huntington Bancshares, Inc	250,211
372		IberiaBank Corp	22,919
3,749		Independence Community Bank Corp	138,451
829		Independent Bank Corp (Massachusetts)	23,386
949		Independent Bank Corp (Michigan)	26,990
2,724		IndyMac Bancorp, Inc	110,948
772		Integra Bank Corp	17,463
821		Interchange Financial Services Corp	15,065
2,096		International Bancshares Corp	59,296
2,916		Investors Financial Services Corp	110,283
550		Irwin Financial Corp	12,205
302	*	Itla Capital Corp	16,278
153,472		JPMorgan Chase & Co	5,420,631
665	*	Kearny Financial Corp	7,847
17,781		KeyCorp	589,440
1,500		KNBT Bancorp, Inc	22,635
543		Lakeland Bancorp, Inc	8,476
193		Lakeland Financial Corp	7,851
3,249		M & T Bank Corp	341,665
510		Macatawa Bank Corp	17,701
1,298		MAF Bancorp, Inc	55,334
701		Main Street Banks, Inc	17,847
479		MainSource Financial Group, Inc	8,665
10,014		Marshall & Ilsley Corp	445,122
930		MB Financial, Inc	37,042
817		MBT Financial Corp	15,727
18,449		Mellon Financial Corp	529,302

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

256		Mercantile Bank Corp	$11,256
3,299		Mercantile Bankshares Corp	169,997
1,115		Mid-State Bancshares	30,964
648		Midwest Banc Holdings, Inc	12,500
1,060		Nara Bancorp, Inc	15,561
162		NASB Financial, Inc	7,104
24,828		National City Corp	847,131
1,631		National Penn Bancshares, Inc	40,742
350		NBC Capital Corp	8,519
1,410		NBT Bancorp, Inc	33,332
2,232		NetBank, Inc	20,802
11,814		New York Community Bancorp, Inc	214,070
4,214		NewAlliance Bancshares, Inc	59,207
20,542		North Fork Bancorp, Inc	577,025
345	*	Northern Empire Bancshares	10,674
8,584		Northern Trust Corp	391,345
872		Northwest Bancorp, Inc	18,539
488		OceanFirst Financial Corp	10,985
2,118	*	Ocwen Financial Corp	14,318
2,357		Old National Bancorp	50,440
752		Old Second Bancorp, Inc	21,876
389		Omega Financial Corp	12,078
1,059		Oriental Financial Group, Inc	16,160
1,992		Pacific Capital Bancorp	73,863
531		Park National Corp	58,676
2,001		Partners Trust Financial Group, Inc	21,371
342		Peapack Gladstone Financial Corp	9,473
622		Pennfed Financial Services, Inc	10,499
460		Pennrock Financial Services Corp	16,509
192	*	Pennsylvania Commerce Bancorp, Inc	6,288
491		Peoples Bancorp, Inc	13,134
2,751		People's Bank	83,190
1,033		PFF Bancorp, Inc	31,290
328	*	Pinnacle Financial Partners, Inc	7,872
206		Placer Sierra Bancshares	5,618
12,253		PNC Financial Services Group, Inc	667,298
11,650		Popular, Inc	293,464
139		Preferred Bank	5,518
579	*	Premierwest Bancorp	8,581
812		PrivateBancorp, Inc	28,729
870		Prosperity Bancshares, Inc	24,891
1,620		Provident Bankshares Corp	51,694
264		Provident Financial Holdings	7,421
3,351		Provident Financial Services, Inc	58,877
2,165		Provident New York Bancorp	26,218
1,293		R & G Financial Corp (Class B)	22,873
19,909		Regions Financial Corp	674,517
408		Renasant Corp	12,550
299		Republic Bancorp, Inc (Class A) (Kentucky)	6,491
3,116		Republic Bancorp, Inc (Michigan)	46,678
251		Royal Bancshares of Pennsylvania (Class A)	5,961
1,029		S & T Bancorp, Inc	37,147
623		S.Y. Bancorp, Inc	14,236
766		Sandy Spring Bancorp, Inc	26,833
393		Santander Bancorp	9,849
331		SCBT Financial Corp	10,476
514		Seacoast Banking Corp of Florida	10,121
390		Security Bank Corp	8,931

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

347	*	Signature Bank	$8,467
801		Simmons First National Corp (Class A)	21,715
4,182		Sky Financial Group, Inc	117,849
499		Sound Federal Bancorp, Inc	8,064
3,279		South Financial Group, Inc	93,189
495		Southside Bancshares, Inc	10,148
483		Southwest Bancorp, Inc	9,892
15,900		Sovereign Bancorp, Inc	355,206
334		State Bancorp, Inc	7,555
260		State Financial Services Corp (Class A)	10,468
14,467		State Street Corp	698,033
834		Sterling Bancorp	17,806
2,185		Sterling Bancshares, Inc	33,999
1,325		Sterling Financial Corp (Pennsylvania)	28,236
910	*	Sterling Financial Corp (Spokane)	34,034
481		Suffolk Bancorp	15,531
447		Summit Bancshares, Inc	7,733
223		Summit Financial Group, Inc	7,290
514	*	Sun Bancorp, Inc (New Jersey)	10,624
15,625		SunTrust Banks, Inc	1,128,750
1,686		Susquehanna Bancshares, Inc	41,459
1,542	*	SVB Financial Group	73,862
13,676		Synovus Financial Corp	392,091
140		Taylor Capital Group, Inc	5,495
5,893		TCF Financial Corp	152,511
3,372		TD Banknorth, Inc	100,486
1,127	*	Texas Capital Bancshares, Inc	22,247
1,924		Texas Regional Bancshares, Inc (Class A)	58,643
974		TierOne Corp	26,425
283		Tompkins Trustco, Inc	12,282
697		Trico Bancshares	15,571
3,429		Trustco Bank Corp NY	44,783
1,796		Trustmark Corp	52,551
79,933		U.S. Bancorp	2,334,044
487		U.S.B. Holding Co, Inc	11,396
4,040		UCBH Holdings, Inc	65,610
629		UMB Financial Corp	35,872
1,783		Umpqua Holdings Corp	41,972
423		Union Bankshares Corp	16,336
2,315		UnionBanCal Corp	154,920
1,707		United Bankshares, Inc	60,786
1,462		United Community Banks, Inc	38,041
1,505		United Community Financial Corp	16,465
255		United Securities Bancshares	7,844
558		Univest Corp of Pennsylvania	16,718
1,093		Unizan Financial Corp	29,281
4,265		Valley National Bancorp	99,716
341		Vineyard National Bancorp	10,762
377	*	Virginia Commerce Bancorp	9,172
351		Virginia Financial Group, Inc	12,317
4,768		W Holding Co, Inc	48,729
68,753		Wachovia Corp	3,410,149
3,681		Washington Federal, Inc	86,577
38,000		Washington Mutual, Inc	1,546,220
517		Washington Trust Bancorp, Inc	14,305
2,074		Webster Financial Corp	96,835
73,589		Wells Fargo & Co	4,531,672
929		Wesbanco, Inc	27,889

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

981		West Bancorporation	$18,443
802		West Coast Bancorp	19,577
1,282		Westamerica Bancorp	67,702
265	*	Western Sierra Bancorp	8,970
246		Westfield Financial, Inc	5,963
2,598		Whitney Holding Corp	84,773
2,592		Wilmington Trust Corp	93,338
876		Wilshire Bancorp, Inc	12,553
1,035		Wintrust Financial Corp	54,182
258		WSFS Financial Corp	14,115
399		Yardville National Bancorp	14,264
3,849		Zions Bancorp	283,017

		TOTAL DEPOSITORY INSTITUTIONS	58,435,343

EATING AND DRINKING PLACES - 0.72%
801		AFC Enterprises	10,557
3,766		Applebee's International, Inc	99,761
3,134		Aramark Corp (Class B)	82,738
446	*	BJ's Restaurants, Inc	9,072
1,544		Bob Evans Farms, Inc	36,006
3,866	*	Brinker International, Inc	154,833
254	*	Buffalo Wild Wings, Inc	7,925
929	*	California Pizza Kitchen, Inc	25,334
2,070		CBRL Group, Inc	80,440
1,535	*	CEC Entertainment, Inc	64,608
2,713	*	CKE Restaurants, Inc	37,765
6,828		Darden Restaurants, Inc	225,187
514	*	Dave & Buster's, Inc	9,478
3,914	*	Denny's Corp	19,570
1,327		Domino's Pizza, Inc	29,539
956		IHOP Corp	41,481
1,599	*	Jack In The Box, Inc	60,634
2,658	*	Krispy Kreme Doughnuts, Inc	18,500
707		Landry's Restaurants, Inc	21,274
785		Lone Star Steakhouse & Saloon, Inc	23,872
1,005	*	Luby's, Inc	12,010
55,274		McDonald's Corp	1,533,853
1,045	*	O'Charley's, Inc	18,455
2,753		Outback Steakhouse, Inc	124,546
1,143	*	P.F. Chang's China Bistro, Inc	67,414
566	*	Papa John's International, Inc	22,623
1,614	*	Rare Hospitality International, Inc	49,178
621	*	Red Robin Gourmet Burgers, Inc	38,490
2,809		Ruby Tuesday, Inc	72,753
2,121	*	Ryan's Restaurant Group, Inc	29,715
2,813	*	Sonic Corp	85,881
869	*	Texas Roadhouse, Inc (Class A)	30,198
3,584	*	The Cheesecake Factory, Inc	124,472
1,118	*	The Steak N Shake Co	20,817
1,494		Triarc Cos (Class B)	22,201
5,017		Wendy's International, Inc	239,060
12,635		Yum! Brands, Inc	658,031

		TOTAL EATING AND DRINKING PLACES	4,208,271

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

EDUCATIONAL SERVICES - 0.21%
6,255	*	Apollo Group, Inc (Class A)	$489,266
4,636	*	Career Education Corp	169,724
4,120	*	Corinthian Colleges, Inc	52,612
2,534	*	DeVry, Inc	50,427
1,100	*	Educate, Inc	15,565
3,245	*	Education Management Corp	109,454
2,144	*	ITT Educational Services, Inc	114,533
2,152	*	Laureate Education, Inc	102,995
506	*	Learning Tree International, Inc	6,082
620		Strayer Education, Inc	53,481
857	*	Universal Technical Institute, Inc	28,452

		TOTAL EDUCATIONAL SERVICES	1,192,591

ELECTRIC, GAS, AND SANITARY SERVICES - 4.00%
28,378	*	AES Corp	464,848
3,369		AGL Resources, Inc	130,212
7,050	*	Allegheny Energy, Inc	177,801
1,105		Allete, Inc	55,140
5,129		Alliant Energy Corp	144,381
9,202	*	Allied Waste Industries, Inc	72,972
8,523		Ameren Corp	471,322
533		American Ecology Corp	9,541
16,746		American Electric Power Co, Inc	617,425
787		American States Water Co	23,114
4,300		Aqua America, Inc	127,882
10,071	*	Aquila, Inc	36,356
3,572		Atmos Energy Corp	102,874
1,853		Avista Corp	34,447
1,564		Black Hills Corp	57,633
914		California Water Service Group	34,312
22,735	*	Calpine Corp	77,299
545		Cascade Natural Gas Corp	11,173
1,122	*	Casella Waste Systems, Inc (Class A)	13,464
12,890		Centerpoint Energy, Inc	170,277
600		Central Vermont Public Service Corp	11,100
780		CH Energy Group, Inc	37,931
8,523		Cinergy Corp	382,001
669	*	Clean Harbors, Inc	14,504
2,240		Cleco Corp	48,317
9,327	*	CMS Energy Corp	140,465
403		Connecticut Water Service, Inc	10,071
10,511		Consolidated Edison, Inc	492,335
7,746		Constellation Energy Group, Inc	446,867
147		Crosstex Energy, Inc	7,100
14,850		Dominion Resources, Inc	1,089,842
5,512		DPL, Inc	151,304
7,593		DTE Energy Co	355,125
40,420		Duke Energy Corp	1,201,687
3,578		Duquesne Light Holdings, Inc	66,837
387	*	Duratek, Inc	8,971
12,372	*	Dynegy, Inc (Class A)	60,128

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

14,206		Edison International	$576,053
28,628		El Paso Corp	329,795
2,286	*	El Paso Electric Co	46,749
1,208		Empire District Electric Co	28,944
3,203		Energen Corp	112,265
6,434		Energy East Corp	186,457
323		EnergySouth, Inc	8,950
9,302		Entergy Corp	702,766
29,195		Exelon Corp	1,498,579
14,392		FirstEnergy Corp	692,399
17,091		FPL Group, Inc	718,847
3,038		Great Plains Energy, Inc	96,882
3,736		Hawaiian Electric Industries, Inc	100,162
1,650		Idacorp, Inc	50,540
6,756		KeySpan Corp	274,969
4,086		Kinder Morgan, Inc	339,955
1,066		Laclede Group, Inc	33,856
5,321		MDU Resources Group, Inc	149,893
995		Metal Management, Inc	19,253
958		MGE Energy, Inc	34,852
493		Middlesex Water Co	9,574
3,377		National Fuel Gas Co	97,629
1,199		New Jersey Resources Corp	57,852
2,045		Nicor, Inc	84,193
11,794		NiSource, Inc	291,688
5,907		Northeast Utilities	123,220
1,184		Northwest Natural Gas Co	45,276
1,482		NorthWestern Corp	46,713
3,643	*	NRG Energy, Inc	136,977
4,660		NSTAR	143,668
4,006		OGE Energy Corp	115,934
4,628		Oneok, Inc	151,104
1,156		Otter Tail Corp	31,593
1,768		Peoples Energy Corp	76,837
8,398		Pepco Holdings, Inc	201,048
16,145		PG&E Corp	606,083
195	*	Pico Holdings, Inc	5,803
3,569		Piedmont Natural Gas Co, Inc	85,727
4,154		Pinnacle West Capital Corp	184,645
2,713	*	Plug Power, Inc	18,584
2,861		PNM Resources, Inc	82,425
8,295		PPL Corp	492,557
10,842		Progress Energy, Inc	490,492
328	v*	Progress Energy, Inc (Cvo)	3
10,415		Public Service Enterprise Group, Inc	633,440
4,527		Puget Energy, Inc	105,841
3,784		Questar Corp	249,366
13,306	*	Reliant Resources, Inc	164,728
5,990		Republic Services, Inc	215,700
850		Resource America, Inc (Class A)	32,751
4,956		SCANA Corp	211,671
10,305		Sempra Energy	425,700
5,125	*	Sierra Pacific Resources	63,806
327		SJW Corp	15,372
617		South Jersey Industries, Inc	37,711
32,477		Southern Co	1,125,978
3,864	*	Southern Union Co	94,861

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,838		Southwest Gas Corp	$46,887
924		Southwest Water Co	10,931
1,852	*	Stericycle, Inc	93,193
8,995		TECO Energy, Inc	170,095
10,500		TXU Corp	872,445
4,516		UGI Corp	125,996
604		UIL Holdings Corp	32,501
1,507		Unisource Energy Corp	46,340
3,316		Vectren Corp	95,269
2,045	*	Waste Connections, Inc	76,258
2,399	*	Waste Services, Inc	9,212
4,025		Westar Energy, Inc	96,721
2,562		Western Gas Resources, Inc	89,414
2,277		WGL Holdings, Inc	76,598
24,828		Williams Cos, Inc	471,751
4,949		Wisconsin Energy Corp	193,011
1,635		WPS Resources Corp	91,969
17,784		Xcel Energy, Inc	347,144

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,261,509

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.64%
1,502	*	Actel Corp	20,878
2,058		Acuity Brands, Inc	52,870
5,769	*	Adaptec, Inc	22,384
5,117	*	ADC Telecommunications, Inc	111,397
1,107	*	Advanced Energy Industries, Inc	8,701
16,994	*	Advanced Micro Devices, Inc	294,676
3,416	*	Aeroflex, Inc	28,694
7,486	*	Agere Systems, Inc	89,832
3,619		Alliance One International, Inc	21,750
16,208	*	Altera Corp	321,243
7,273		American Power Conversion Corp	171,570
1,417	*	American Superconductor Corp	12,966
3,170		Ametek, Inc	132,665
1,641	*	AMIS Holdings, Inc	21,891
3,765	*	Amkor Technology, Inc	16,942
3,724		Amphenol Corp (Class A)	149,593
16,137		Analog Devices, Inc	602,071
7,293	*	Andrew Corp	93,059
15,597	*	Applied Micro Circuits Corp	39,928
611		Applied Signal Technology, Inc	11,633
3,559	*	Arris Group, Inc	30,999
1,352	*	Artesyn Technologies, Inc	11,762
1,241	*	Atheros Communications, Inc	10,002
20,175	*	Atmel Corp	47,815
1,536	*	ATMI, Inc	44,559
1,872		AVX Corp	22,689
1,549		Baldor Electric Co	37,672
654		Bel Fuse, Inc (Class B)	19,986
1,824	*	Benchmark Electronics, Inc	55,486
11,973	*	Broadcom Corp (Class A)	425,161
2,622	*	Broadwing Corp	12,114
998		C&D Technologies, Inc	9,172
303	*	Catapult Communications Corp	5,169
1,587	*	C-COR, Inc	10,871
938	*	Ceradyne, Inc	22,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,649	*	Checkpoint Systems, Inc	$29,187
25,287	*	CIENA Corp	52,850
281,919	*	Cisco Systems, Inc	5,387,472
587	*	Color Kinetics, Inc	6,246
931	*	Comtech Telecommunications	30,379
8,863	*	Comverse Technology, Inc	209,610
16,726	*	Conexant Systems, Inc	26,929
3,497	*	Cree, Inc	89,069
2,006		CTS Corp	24,654
356		Cubic Corp	6,315
1,590	*	Cymer, Inc	41,897
5,696	*	Cypress Semiconductor Corp	71,713
315	*	Diodes, Inc	9,828
893	*	Ditech Communications Corp	5,796
1,010	*	Dolby Laboratories, Inc (Class A)	22,281
1,230	*	DSP Group, Inc	29,360
945	*	DTS, Inc	16,849
1,238	*	Electro Scientific Industries, Inc	22,135
1,357	*	Emcore Corp	5,604
18,176		Emerson Electric Co	1,138,363
294	*	EndWave Corp	13,994
3,118	*	Energizer Holdings, Inc	193,907
990	*	Energy Conversion Devices, Inc	22,156
1,815	*	EnerSys	24,738
1,658	*	Evergreen Solar, Inc	10,661
1,631	*	Exar Corp	24,286
5,447	*	Fairchild Semiconductor International, Inc	80,343
2,787	*	Finisar Corp	2,926
924		Franklin Electric Co, Inc	35,713
17,291	*	Freescale Semiconductor, Inc (Class B)	366,223
1,784	*	FuelCell Energy, Inc	18,215
12,273	*	Gemstar-TV Guide International, Inc	44,060
462,609		General Electric Co	16,029,402
1,046	*	Genlyte Group, Inc	50,982
2,481	*	Glenayre Technologies, Inc	9,353
4,550	*	GrafTech International Ltd	19,565
800	*	Greatbatch, Inc	19,120
2,916		Harman International Industries, Inc	237,246
3,416	*	Harmonic, Inc	16,499
5,716		Harris Corp	178,396
1,422		Helix Technology Corp	18,884
2,047	*	Hexcel Corp	34,635
1,096	*	Hutchinson Technology, Inc	42,207
1,461		Imation Corp	56,672
3,116	*	Integrated Circuit Systems, Inc	64,314
5,133	*	Integrated Device Technology, Inc	55,180
1,720	*	Integrated Silicon Solution, Inc	12,745
269,228		Intel Corp	7,016,082
2,336	*	Interdigital Communications Corp	40,880
1,384	*	International DisplayWorks, Inc	11,072
2,810	*	International Rectifier Corp	134,093
6,792		Intersil Corp (Class A)	127,486
1,180		Inter-Tel, Inc	21,960
1,935	*	InterVoice, Inc	16,699
774	*	IXYS Corp	10,975
60,928	*	JDS Uniphase Corp	92,611
4,308	*	Kemet Corp	27,140
5,125		L-3 Communications Holdings, Inc	392,473

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

5,453	*	Lattice Semiconductor Corp	$24,211
800	*	Leadis Technology, Inc	6,440
508	*	Lifeline Systems, Inc	16,317
1,506		Lincoln Electric Holdings, Inc	49,924
13,343		Linear Technology Corp	489,555
1,173	*	Littelfuse, Inc	32,668
783		LSI Industries, Inc	10,915
16,665	*	LSI Logic Corp	141,486
191,409	*	Lucent Technologies, Inc	557,000
1,644	*	Mattson Technology, Inc	11,771
14,396		Maxim Integrated Products, Inc	550,071
3,673		Maytag Corp	57,519
4,817	*	McData Corp (Class A)	19,272
634	*	Medis Technologies Ltd	10,524
5,940	*	MEMC Electronic Materials, Inc	93,674
930	*	Mercury Computer Systems, Inc	25,454
1,802		Methode Electronics, Inc	21,390
653	*	Metrologic Instruments, Inc	8,189
2,369	*	Micrel, Inc	27,291
9,089		Microchip Technology, Inc	269,216
25,623	*	Micron Technology, Inc	261,611
2,683	*	Microsemi Corp	50,440
2,600	*	Microtune, Inc	13,039
1,049	*	MIPS Technologies, Inc	7,553
1,538	*	Mobility Electronics, Inc	14,073
6,211		Molex, Inc	161,734
400	*	Monolithic Power Systems, Inc	3,552
1,510	*	Moog, Inc (Class A)	47,550
106,455		Motorola, Inc	1,943,868
2,269	*	MRV Communications, Inc	4,924
2,066	*	Mykrolis Corp	29,358
195		National Presto Industries, Inc	8,594
15,238		National Semiconductor Corp	335,693
368	*	Netlogic Microsystems, Inc	6,525
15,921	*	Network Appliance, Inc	450,087
5,567	*	Novellus Systems, Inc	137,561
7,442	*	Nvidia Corp	198,850
2,661	*	Omnivision Technologies, Inc	36,163
6,186	*	ON Semiconductor Corp	28,456
2,820	*	Openwave Systems, Inc	46,248
6,653	*	Oplink Communications, Inc	11,377
803	*	Optical Communication Products, Inc	1,526
655	*	OSI Systems, Inc	10,342
976		Park Electrochemical Corp	24,595
934	*	Pericom Semiconductor Corp	7,603
1,421	*	Photronics, Inc	33,166
1,779	*	Pixelworks, Inc	15,264
1,987		Plantronics, Inc	72,247
2,278	*	Plexus Corp	32,416
1,230	*	PLX Technology, Inc	12,497
7,788	*	PMC-Sierra, Inc	72,662
4,286	*	Polycom, Inc	63,904
577	*	Portalplayer, Inc	12,013
272	*	Powell Industries, Inc	5,133
1,149	*	Power Integrations, Inc	24,784
3,298	*	Power-One, Inc	20,810
4,328	*	Powerwave Technologies, Inc	44,232
4,005	*	QLogic Corp	123,634

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

71,247		Qualcomm, Inc	$2,351,863
1,763	*	Quantum Fuel Systems Technologies Worldwide, Inc	8,815
3,998	*	Rambus, Inc	53,493
862		Raven Industries, Inc	20,188
1,221		Regal-Beloit Corp	35,604
8,360	*	RF Micro Devices, Inc	45,395
7,828		Rockwell Collins, Inc	373,239
856	*	Rogers Corp	34,711
23,169	*	Sanmina-SCI Corp	126,734
6,652		Scientific-Atlanta, Inc	221,312
618	*	Seachange International, Inc	4,338
3,212	*	Semtech Corp	53,480
1,483	*	Sigmatel, Inc	25,448
3,469	*	Silicon Image, Inc	35,592
1,731	*	Silicon Laboratories, Inc	45,370
3,292	*	Silicon Storage Technology, Inc	13,267
57,570	*	Sirius Satellite Radio, Inc	373,054
6,762	*	Skyworks Solutions, Inc	49,836
1,060	*	Spatialight, Inc	6,010
1,085		Spectralink Corp	11,414
1,561	*	Spectrum Brands, Inc	51,513
755	*	Standard Microsystems Corp	17,652
545	*	Supertex, Inc	9,625
2,392	*	Symmetricom, Inc	24,805
917	*	Synaptics, Inc	19,587
1,564		Technitrol, Inc	22,099
2,557	*	Tekelec	42,958
1,616		Teleflex, Inc	95,942
19,525	*	Tellabs, Inc	169,868
3,755	*	Terayon Communication Systems, Inc	11,603
1,891	*	Tessera Technologies, Inc	63,178
72,493		Texas Instruments, Inc	2,034,878
2,615	*	Thomas & Betts Corp	73,848
3,723	*	Titan Corp	84,661
4,056	*	Transwitch Corp	8,315
966	*	Trident Microsystems, Inc	21,919
4,938	*	Triquint Semiconductor, Inc	16,444
2,235	*	TTM Technologies, Inc	17,008
811	*	Ulticom, Inc	8,605
507	*	Ultralife Batteries, Inc	8,188
1,294	*	Universal Display Corp	13,302
701	*	Universal Electronics, Inc	11,630
3,827	*	UTStarcom, Inc	28,664
3,373	*	Valence Technology, Inc	9,444
1,608	*	Varian Semiconductor Equipment Associates, Inc	59,496
4	*	Vialta, Inc	1
1,106	*	Viasat, Inc	22,485
882		Vicor Corp	11,995
558	*	Virage Logic Corp	5,747
9,596	*	Vishay Intertechnology, Inc	113,912
7,804	*	Vitesse Semiconductor Corp	16,310
500	*	Volterra Semiconductor Corp	7,445
2,762	*	Westell Technologies, Inc	16,517
2,662		Whirlpool Corp	186,633
15,386		Xilinx, Inc	392,343
1,232	*	Zhone Technologies, Inc	4,127
1,443	*	Zoran Corp	19,177

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	50,199,266

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.66%
828	*	Advisory Board Co	$40,357
4,404	*	Amylin Pharmaceuticals, Inc	92,176
1,284	*	Antigenics, Inc	6,946
3,331	*	Applera Corp (Celera Genomics Group)	36,541
2,066	*	Ariad Pharmaceuticals, Inc	13,760
7,153	*	BearingPoint, Inc	52,431
399		CDI Corp	8,746
7,403	*	Celgene Corp	301,820
1,802		Corporate Executive Board Co	141,151
442	*	CRA International, Inc	23,802
2,736	*	CuraGen Corp	14,063
1,532	*	CV Therapeutics, Inc	34,347
2,687	*	Decode Genetics, Inc	25,231
1,248	*	DiamondCluster International, Inc	14,102
3,539	*	Digitas, Inc	40,380
1,609	*	Diversa Corp	8,383
2,266	*	eResearch Technology, Inc	30,342
743	*	Essex Corp	17,000
3,318	*	Exelixis, Inc	24,653
400	*	Exponent, Inc	11,432
3,815		Fluor Corp	219,706
2,314	*	Gen-Probe, Inc	83,836
500	*	Greenfield Online, Inc	6,075
2,747	*	Harris Interactive, Inc	13,378
1,510	*	Hewitt Associates, Inc	40,030
244	*	Huron Consulting Group, Inc	5,746
2,679	*	ICOS Corp	56,714
3,044	*	Incyte Corp	21,765
536	*	Infrasource Services, Inc	5,585
2,545	*	Isis Pharmaceuticals, Inc	9,951
2,493	*	Jacobs Engineering Group, Inc	140,256
975	*	Keryx Biopharmaceuticals, Inc	12,870
452		Landauer, Inc	23,463
712	*	LECG Corp	15,137
3,541	*	Lexicon Genetics, Inc	17,493
1,288	*	Lifecell Corp	20,363
1,668	*	Luminex Corp	16,413
756		MAXIMUS, Inc	26,679
1,529	*	Maxygen, Inc	10,489
11,064		Moody's Corp	497,438
311	*	MTC Technologies, Inc	11,454
1,418	*	Myriad Genetics, Inc	22,192
2,224	*	Navigant Consulting, Inc	39,276
660	*	Neopharm, Inc	6,593
1,554	*	Neurogen Corp	10,598
1,016	*	Orchid Cellmark, Inc	10,983
14,290		Paychex, Inc	464,997
1,249	*	Per-Se Technologies, Inc	26,254
2,108	*	Pharmaceutical Product Development, Inc	98,781
1,581	*	PRG-Schultz International, Inc	4,458
7,034		Quest Diagnostics, Inc	374,701
2,161	*	Regeneron Pharmaceuticals, Inc	18,131
2,278	*	Resources Connection, Inc	52,918
622	*	Rigel Pharmaceuticals, Inc	12,390
2,438	*	Savient Pharmaceuticals, Inc	10,752
2,070	*	Seattle Genetics, Inc	11,095

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

903	*	Senomyx, Inc	$14,909
800	*	SFBC International, Inc	30,904
3,140	*	Shaw Group, Inc	67,541
905	*	Sourcecorp	17,937
1,445	*	Symyx Technologies, Inc	40,431
269		Sypris Solutions, Inc	3,328
389	*	Tejon Ranch Co	20,022
2,318	*	Telik, Inc	37,691
2,374	*	Tetra Tech, Inc	32,120
1,267	*	Transkaryotic Therapies, Inc	46,347
693	*	Trimeris, Inc	6,916
1,764	*	URS Corp	65,885
5,014	*	ViroLogic, Inc	12,435
1,151	*	Washington Group International, Inc	58,839
1,377		Watson Wyatt & Co Holdings	35,293

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,847,221

FABRICATED METAL PRODUCTS - 0.33%
1,617	*	Alliant Techsystems, Inc	114,160
333		Ameron International Corp	12,454
1,543		Aptargroup, Inc	78,384
4,798		Ball Corp	172,536
854		CIRCOR International, Inc	21,068
2,812		Commercial Metals Co	66,982
600	*	Commercial Vehicle Group, Inc	10,650
2,435		Crane Co	64,041
7,464	*	Crown Holdings, Inc	106,213
747	*	Earle M Jorgensen Co	6,013
1,904	*	Global Power Equipment Group, Inc	15,137
1,268	*	Griffon Corp	28,150
311		Gulf Island Fabrication, Inc	6,183
10,895		Illinois Tool Works, Inc	868,114
3,528	*	Jacuzzi Brands, Inc	37,855
444		Lifetime Brands, Inc	8,671
572	*	Mobile Mini, Inc	19,723
913	*	NCI Building Systems, Inc	29,946
493		Silgan Holdings, Inc	27,726
1,784		Simpson Manufacturing Co, Inc	54,501
2,527		Snap-On, Inc	86,676
1,318		Sturm Ruger & Co, Inc	11,032
192		Sun Hydraulics Corp	6,987
2,296	*	Taser International, Inc	23,052
808		Valmont Industries, Inc	20,846
417	*	Water Pik Technologies, Inc	7,944
1,191		Watts Water Technologies, Inc (Class A)	39,887

		TOTAL FABRICATED METAL PRODUCTS	1,944,931

FOOD AND KINDRED PRODUCTS - 2.86%
781		American Italian Pasta Co (Class A)	16,417
33,862		Anheuser-Busch Cos, Inc	1,549,187
28,468		Archer Daniels Midland Co	608,646
467	*	Boston Beer Co, Inc (Class A)	10,479
10,062		Campbell Soup Co	309,608
156		Coca-Cola Bottling Co Consolidated	7,884

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

90,836		Coca-Cola Co	$3,792,403
12,790		Coca-Cola Enterprises, Inc	281,508
22,577		Conagra Foods, Inc	522,906
8,450	*	Constellation Brands, Inc (Class A)	249,275
3,494		Corn Products International, Inc	83,017
3,571	*	Darling International, Inc	13,391
8,819	*	Del Monte Foods Co	94,981
330		Farmer Brothers Co	7,346
1,446		Flowers Foods, Inc	51,131
12,724		General Mills, Inc	595,356
2,168	*	Gold Kist, Inc	46,785
15,267		H.J. Heinz Co	540,757
274	*	Hansen Natural Corp	23,213
4,977	*	Hercules, Inc	70,425
7,483		Hershey Foods Corp	464,694
3,238		Hormel Foods Corp	94,971
272		J & J Snack Foods Corp	14,239
2,156		J.M. Smucker Co	101,203
10,887		Kellogg Co	483,818
10,924		Kraft Foods, Inc (Class A)	347,492
1,079		Lancaster Colony Corp	46,311
1,379		Lance, Inc	23,733
417	*	M&F Worldwide Corp	5,571
5,810		McCormick & Co, Inc (Non-Vote)	189,871
1,808		Molson Coors Brewing Co (Class B)	112,096
234	*	National Beverage Corp	1,867
557	*	Peets Coffee & Tea, Inc	18,403
6,075		Pepsi Bottling Group, Inc	173,806
2,958		PepsiAmericas, Inc	75,902
73,039		PepsiCo, Inc	3,938,993
1,396		Ralcorp Holdings, Inc	57,445
749		Sanderson Farms, Inc	34,035
34,341		Sara Lee Corp	680,295
3,902	*	Smithfield Foods, Inc	106,408
963		Tootsie Roll Industries, Inc	28,168
1,718		Topps Co, Inc	17,231
10,248		Tyson Foods, Inc (Class A)	182,432
7,612		Wrigley (Wm.) Jr Co	524,010

		TOTAL FOOD AND KINDRED PRODUCTS	16,597,709

FOOD STORES - 0.41%
1,136	*	7-Eleven, Inc	34,353
16,055		Albertson's, Inc	332,017
70		Arden Group, Inc (Class A)	5,550
736	*	Great Atlantic & Pacific Tea Co, Inc	21,388
467		Ingles Markets, Inc (Class A)	6,431
31,793	*	Kroger Co	605,021
1,193	*	Panera Bread Co (Class A)	74,067
722	*	Pantry, Inc	27,963
1,649	*	Pathmark Stores, Inc	14,445
1,284		Ruddick Corp	32,781
16,999	*	Starbucks Corp	878,168
475		Weis Markets, Inc	18,425
2,841		Whole Foods Market, Inc	336,090
1,575	*	Wild Oats Markets, Inc	18,034

		TOTAL FOOD STORES	2,404,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

FORESTRY - 0.14%
2,195		Rayonier, Inc	$116,401
10,585		Weyerhaeuser Co	673,735

		TOTAL FORESTRY	790,136

FURNITURE AND FIXTURES - 0.38%
510		Bassett Furniture Industries, Inc	9,619
2,499	*	BE Aerospace, Inc	39,059
1,552		Ethan Allen Interiors, Inc	52,008
1,840		Furniture Brands International, Inc	39,762
3,010		Herman Miller, Inc	92,828
2,318		Hillenbrand Industries, Inc	117,175
2,439		HNI Corp	124,755
308		Hooker Furniture Corp	5,381
1,830	*	Interface, Inc (Class A)	14,732
8,377		Johnson Controls, Inc	471,876
1,051		Kimball International, Inc (Class B)	13,873
1,978		La-Z-Boy, Inc	28,819
8,263		Leggett & Platt, Inc	219,631
18,910		Masco Corp	600,582
12,231		Newell Rubbermaid, Inc	291,587
1,764	*	Select Comfort Corp	37,802
468		Stanley Furniture Co, Inc	11,494
1,829	*	Tempur-Pedic International, Inc	40,567

		TOTAL FURNITURE AND FIXTURES	2,211,550

FURNITURE AND HOMEFURNISHINGS STORES - 0.43%
12,830	*	Bed Bath & Beyond, Inc	536,037
1,199	*	Bell Microproducts, Inc	11,271
11,838		Best Buy Co, Inc	811,495
1,147	*	Brookstone, Inc	21,655
8,218		Circuit City Stores, Inc (Circuit City Group)	142,089
742	*	Cost Plus, Inc	18,505
508	*	Design Within Reach, Inc	9,195
512	*	Electronics Boutique Holdings Corp	32,507
1,947	*	GameStop Corp (Class B)	58,215
1,135	*	Guitar Center, Inc	66,250
701		Haverty Furniture Cos, Inc	10,361
324		Knoll, Inc	5,544
1,870	*	Linens 'n Things, Inc	44,244
2,236	*	Mohawk Industries, Inc	184,470
1,089		Movie Gallery, Inc	28,782
3,735		Pier 1 Imports, Inc	53,000
6,793		RadioShack Corp	157,394
1,137	*	Restoration Hardware, Inc	9,301
2,326		Steelcase, Inc (Class A)	32,215
1,705	*	The Bombay Co, Inc	9,719
1,345	*	Trans World Entertainment Corp	15,911
1,118		Tuesday Morning Corp	35,239
5,039	*	Williams-Sonoma, Inc	199,393

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,492,792

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

GENERAL BUILDING CONTRACTORS - 0.56%
238	*	Avatar Holdings, Inc	$11,964
1,813		Beazer Homes U.S.A., Inc	103,613
556		Brookfield Homes Corp	25,354
5,530		Centex Corp	390,805
11,913		D.R. Horton, Inc	448,073
1,490	*	Hovnanian Enterprises, Inc (Class A)	97,148
3,537		KB Home	269,626
5,845		Lennar Corp (Class A)	370,865
793		Levitt Corp (Class A)	23,727
454		M/I Homes, Inc	24,561
790		McGrath RentCorp	18,723
1,411		MDC Holdings, Inc	116,055
916	*	Meritage Homes Corp	72,822
242	*	NVR, Inc	196,020
635	*	Palm Harbor Homes, Inc	11,957
531	*	Perini Corp	8,719
4,704		Pulte Homes, Inc	396,312
2,083		Ryland Group, Inc	158,037
1,494		Standard-Pacific Corp	131,397
415		Technical Olympic U.S.A., Inc	10,076
2,311	*	Toll Brothers, Inc	234,682
1,576		Walter Industries, Inc	63,355
1,470	*	WCI Communities, Inc	47,084
100	*	William Lyon Homes, Inc	9,701

		TOTAL GENERAL BUILDING CONTRACTORS	3,240,676

GENERAL MERCHANDISE STORES - 2.01%
1,862	*	99 Cents Only Stores	23,666
5,352	*	Big Lots, Inc	70,860
3,013	*	BJ's Wholesale Club, Inc	97,892
1,244	*	Cabela's, Inc	26,572
2,426		Casey's General Stores, Inc	48,083
431	*	Conn's, Inc	10,547
20,806		Costco Wholesale Corp	932,525
2,920		Dillard's, Inc (Class A)	68,386
14,220		Dollar General Corp	289,519
7,131		Family Dollar Stores, Inc	186,119
7,310		Federated Department Stores, Inc	535,677
1,577		Fred's, Inc	26,147
10,506		J.C. Penney Co, Inc	552,405
12,964		May Department Stores Co	520,634
1,832		Neiman Marcus Group, Inc (Class A)	177,557
523	*	Retail Ventures, Inc	7,134
5,775	*	Saks, Inc	109,552
1,287	*	ShopKo Stores, Inc	31,287
995		Stein Mart, Inc	21,890
38,631		Target Corp	2,101,913
21,085		TJX Cos, Inc	513,420
109,846		Wal-Mart Stores, Inc	5,294,577

		TOTAL GENERAL MERCHANDISE STORES	11,646,362

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

HEALTH SERVICES - 1.17%
2,158	*	Accredo Health, Inc	$97,973
505	*	Alliance Imaging, Inc	5,282
1,303	*	Allied Healthcare International, Inc	9,225
578	*	Amedisys, Inc	21,259
461	*	America Service Group, Inc	7,307
349	*	American Dental Partners, Inc	8,519
1,450	*	American Healthways, Inc	61,292
1,200	*	American Retirement Corp	17,544
1,260	*	Amsurg Corp	34,889
2,132	*	Apria Healthcare Group, Inc	73,852
4,890	*	Beverly Enterprises, Inc	62,299
379	*	Bio-Reference Labs, Inc	5,261
19,813	*	Caremark Rx, Inc	882,075
3,885	*	Community Health Systems, Inc	146,814
272	*	Corvel Corp	6,833
2,745	*	Covance, Inc	123,168
4,763	*	Coventry Health Care, Inc	336,982
1,247	*	Cross Country Healthcare, Inc	21,199
4,398	*	DaVita, Inc	200,021
2,601	*	Edwards Lifesciences Corp	111,895
1,146	*	Enzo Biochem, Inc	20,548
1,803	*	Enzon, Inc	11,683
5,424	*	Express Scripts, Inc	271,092
864	*	Genesis HealthCare Corp	39,986
1,108	*	Gentiva Health Services, Inc	19,789
19,240		HCA, Inc	1,090,331
10,873		Health Management Associates, Inc (Class A)	284,655
2,891		Hooper Holmes, Inc	11,998
451	*	Horizon Health Corp	10,549
6,175	*	Human Genome Sciences, Inc	71,507
1,239	*	Kindred Healthcare, Inc	49,077
5,871	*	Laboratory Corp of America Holdings	292,963
891		LCA-Vision, Inc	43,178
2,381	*	LifePoint Hospitals, Inc	120,288
4,013	*	Lincare Holdings, Inc	163,891
1,175	*	Magellan Health Services, Inc	41,489
3,762		Manor Care, Inc	149,464
705	*	Matria Healthcare, Inc	22,722
275	*	Medcath Corp	7,642
12,079	*	Medco Health Solutions, Inc	644,535
284		National Healthcare Corp	10,028
3,997	*	Nektar Therapeutics	67,309
1,100	*	OCA, Inc	2,068
1,121	*	Odyssey HealthCare, Inc	16,165
539		Option Care, Inc	7,600
1,860	*	PainCare Holdings, Inc	8,054
947	*	Pediatrix Medical Group, Inc	69,642
897	*	Psychiatric Solutions, Inc	43,693
478	*	Radiation Therapy Services, Inc	12,691
725	*	RehabCare Group, Inc	19,379
2,958	*	Renal Care Group, Inc	136,364
1,031	*	Sierra Health Services, Inc	73,675
352	*	Specialty Laboratories, Inc	2,960
721	*	Sunrise Senior Living, Inc	38,920
726	*	Symbion, Inc	17,315
20,770	*	Tenet Healthcare Corp	254,225
3,585	*	Triad Hospitals, Inc	195,938

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

505	*	U.S. Physical Therapy, Inc	9,686
1,255	*	United Surgical Partners International, Inc	65,360
2,101		Universal Health Services, Inc (Class B)	130,640
583	*	VistaCare, Inc (Class A)	10,768

		TOTAL HEALTH SERVICES	6,793,556

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
1,670		Granite Construction, Inc	46,927

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	46,927

HOLDING AND OTHER INVESTMENT OFFICES - 2.93%
860	*	4Kids Entertainment, Inc	17,097
1,787		Aames Investment Corp	17,370
1,197		Acadia Realty Trust	22,324
1,439	*	Affiliated Managers Group, Inc	98,327
1,436		Affordable Residential Communities	19,171
327		Agree Realty Corp	9,892
85	*	Alexander's, Inc	21,144
926		Alexandria Real Estate Equities, Inc	68,015
5,727		Allied Capital Corp	166,713
3,722		AMB Property Corp	161,646
637		American Campus Communities, Inc	14,447
5,017		American Financial Realty Trust	77,161
1,368		American Home Mortgage Investment Corp	47,825
974		AMLI Residential Properties Trust	30,447
5,294		Annaly Mortgage Management, Inc	94,921
2,232		Anthracite Capital, Inc	26,449
1,950		Anworth Mortgage Asset Corp	19,188
4,162		Apartment Investment & Management Co (Class A)	170,309
2,701		Apollo Investment Corp	49,779
436		Arbor Realty Trust, Inc	12,513
8,666		Archstone-Smith Trust	334,681
2,906		Arden Realty, Inc	104,558
1,145		Ashford Hospitality Trust, Inc	12,366
3,180		AvalonBay Communities, Inc	256,944
717		Bedford Property Investors	16,505
1,400		BioMed Realty Trust, Inc	33,390
4,831		Boston Properties, Inc	338,170
770	*	Boykin Lodging Co	10,318
2,346		Brandywine Realty Trust	71,905
2,353		BRE Properties, Inc (Class A)	98,473
2,027		Camden Property Trust	108,951
1,836		Capital Automotive REIT	70,080
1,608		Capital Lease Funding, Inc	17,447
121		Capital Southwest Corp	10,850
500		Capital Trust, Inc	16,705
2,547		CarrAmerica Realty Corp	92,150
4,622		Catellus Development Corp	151,602
1,984		CBL & Associates Properties, Inc	85,451
1,000		Cedar Shopping Centers, Inc	14,750
2,282		Centerpoint Properties Trust	96,529
204		Cherokee, Inc	7,062
1,658		Colonial Properties Trust	72,952

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,308		Commercial Net Lease Realty, Inc	$47,245
1,373		Corporate Office Properties Trust	40,435
508		Correctional Properties Trust	14,376
1,650		Cousins Properties, Inc	48,807
3,657		Crescent Real Estate Equities Co	68,569
677	*	Criimi MAE, Inc	14,792
1,311		CRT Properties, Inc	35,790
4,619		Developers Diversified Realty Corp	212,289
1,064		Diamondrock Hospitality Co	12,023
500		Digital Realty Trust, Inc	8,690
6,263		Duke Realty Corp	198,287
953		Eastgroup Properties, Inc	40,131
2,442		ECC Capital Corp	16,264
954		Education Realty Trust, Inc	17,458
154	*	Enstar Group, Inc	10,438
1,254		Entertainment Properties Trust	57,684
2,035		Equity Inns, Inc	27,066
822		Equity Lifestyle Properties, Inc	32,683
17,771		Equity Office Properties Trust	588,220
1,550		Equity One, Inc	35,185
12,546		Equity Residential	461,944
1,001		Essex Property Trust, Inc	83,143
1,500		Extra Space Storage, Inc	21,495
2,303		Federal Realty Investment Trust	135,877
1,940	*	FelCor Lodging Trust, Inc	28,091
2,043		Fieldstone Investment Corp	29,419
1,880		First Industrial Realty Trust, Inc	75,012
709		First Potomac Realty Trust	17,583
6,202		Friedman Billings Ramsey Group, Inc	88,689
1,242		Gables Residential Trust	53,692
7,746		General Growth Properties, Inc	318,283
855		Getty Realty Corp	23,684
445		Gladstone Capital Corp	10,413
1,218		Glenborough Realty Trust, Inc	25,079
1,567		Glimcher Realty Trust	43,484
700		Global Signal, Inc	26,355
1,100		GMH Communities Trust	15,235
1,100		Government Properties Trust, Inc	10,692
500		Gramercy Capital Corp	12,230
772		Harris & Harris Group, Inc	9,195
6,040		Health Care Property Investors, Inc	163,322
2,336		Health Care REIT, Inc	88,044
2,083		Healthcare Realty Trust, Inc	80,425
1,194		Heritage Property Investment Trust	41,814
1,718		Highland Hospitality Corp	17,953
2,356		Highwoods Properties, Inc	70,115
1,374		Home Properties, Inc	59,109
2,200		HomeBanc Corp	19,998
37,199		Honeywell International, Inc	1,362,599
2,935		Hospitality Properties Trust	129,345
15,382		Host Marriott Corp	269,185
8,292		HRPT Properties Trust	103,070
3,499		IMPAC Mortgage Holdings, Inc	65,256
2,926		Inland Real Estate Corp	47,050
1,530		Innkeepers U.S.A. Trust	22,858
1,971		Investors Real Estate Trust	19,040
4,980		iShares Russell 2000 Index Fund	317,226
5,024		iStar Financial, Inc	208,948
1,286		Kilroy Realty Corp	61,072

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,335		Kimco Realty Corp	$255,375
900		Kite Realty Group Trust	13,500
1,296		LaSalle Hotel Properties	42,522
1,995		Lexington Corporate Properties Trust	48,498
3,824		Liberty Property Trust	169,441
676		LTC Properties, Inc	13,993
1,231		Luminent Mortgage Capital, Inc	13,282
2,609		Macerich Co	174,933
2,690		Mack-Cali Realty Corp	121,857
1,500		Maguire Properties, Inc	42,510
3,482	*	Meristar Hospitality Corp	29,945
3,630		MFA Mortgage Investments, Inc	27,044
717		Mid-America Apartment Communities, Inc	32,566
2,463		Mills Corp	149,726
600		MortgageIT Holdings, Inc	10,950
1,012		National Health Investors, Inc	28,407
2,923		Nationwide Health Properties, Inc	69,012
2,116		New Century Financial Corp	108,868
4,551		New Plan Excel Realty Trust	123,651
1,908		Newcastle Investment Corp	57,526
812		NorthStar Realty Finance Corp	8,518
1,155		Novastar Financial, Inc	45,218
2,483		Omega Healthcare Investors, Inc	31,931
332		One Liberty Properties, Inc	6,876
312		Origen Financial, Inc	2,309
1,815		Pan Pacific Retail Properties, Inc	120,480
614		Parkway Properties, Inc	30,706
1,580		Pennsylvania Real Estate Investment Trust	75,050
8,019		Plum Creek Timber Co, Inc	291,090
1,574		Post Properties, Inc	56,837
2,139		Prentiss Properties Trust	77,945
8,151		Prologis	327,996
662		PS Business Parks, Inc	29,426
3,629		Public Storage, Inc	229,534
1,115		RAIT Investment Trust	33,394
642		Ramco-Gershenson Properties	18,798
3,688		Realty Income Corp	92,348
3,569		Reckson Associates Realty Corp	119,740
770		Redwood Trust, Inc	39,732
2,754		Regency Centers Corp	157,529
534		Saul Centers, Inc	19,411
2,027		Saxon Capital, Inc	34,601
2,655		Senior Housing Properties Trust	50,206
2,038		Shurgard Storage Centers, Inc (Class A)	93,666
7,513		Simon Property Group, Inc	544,617
793		Sizeler Property Investors	10,468
1,833		SL Green Realty Corp	118,229
705		Sovran Self Storage, Inc	32,049
15,140		SPDR Trust Series 1	1,804,385
2,886		Spirit Finance Corp	33,911
1,284		Strategic Hotel Capital, Inc	23,112
611		Sun Communities, Inc	22,723
800		Sunstone Hotel Investors, Inc	19,408
1,249		Tanger Factory Outlet Centers, Inc	33,636
417	*	Tarragon Realty Investors, Inc	10,529
2,215		Taubman Centers, Inc	75,509
10,506	*	Telewest Global, Inc	239,327
4,226		Thornburg Mortgage, Inc	123,103
728		Town & Country Trust	20,755

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES				VALUE

3,793			Trizec Properties, Inc	78,022
2,707			Trustreet Properties, Inc	44,963
5,853			United Dominion Realty Trust, Inc	140,765
584			Universal Health Realty Income Trust	22,256
961			Urstadt Biddle Properties, Inc (Class A)	16,645
1,300			U-Store-It Trust	24,765
3,753			Ventas, Inc	113,341
4,838			Vornado Realty Trust	388,975
1,796			Washington Real Estate Investment Trust	56,035
3,588			Weingarten Realty Investors	140,721
872			Winston Hotels, Inc	9,819

			TOTAL HOLDING AND OTHER INVESTMENT OFFICES	17,004,048

HOTELS AND OTHER LODGING PLACES - 0.44%
988			Ameristar Casinos, Inc	25,777
1,649		*	Aztar Corp	56,478
812		*	Bluegreen Corp	14,137
1,871			Boyd Gaming Corp	95,664
698			Choice Hotels International, Inc	45,859
1,731		*	Gaylord Entertainment Co	80,474
1,084		*	Great Wolf Resorts, Inc	22,157
16,663			Hilton Hotels Corp	397,436
563		*	Isle of Capri Casinos, Inc	14,751
8,479		*	La Quinta Corp	79,109
1,000		*	Las Vegas Sands Corp	35,750
1,068			Marcus Corp	22,663
8,219			Marriott International, Inc (Class A)	560,700
5,265		*	MGM Mirage	208,389
392		*	Monarch Casino & Resort, Inc	8,640
1,055		*	MTR Gaming Group, Inc	12,280
367		*	Riviera Holdings Corp	8,312
9,397			Starwood Hotels & Resorts Worldwide, Inc	550,382
2,430			Station Casinos, Inc	161,352
1,332		*	Vail Resorts, Inc	37,429
2,062		*	Wynn Resorts Ltd	97,471

			TOTAL HOTELS AND OTHER LODGING PLACES	2,535,210

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.34%
33,564			3M Co	2,426,677
446	*		Aaon, Inc	7,934
1,275	*		Actuant Corp	61,123
2,808	*		Advanced Digital Information Corp	21,341
4,110	*		AGCO Corp	78,583
1,235			Albany International Corp (Class A)	39,656
8,161			American Standard Cos, Inc	342,109
35,934	*		Apple Computer, Inc	1,322,731
72,724			Applied Materials, Inc	1,176,690
660	*		Astec Industries, Inc	15,305
350	*		ASV, Inc	14,189
2,452	*		Asyst Technologies, Inc	10,936
4,624	*		Axcelis Technologies, Inc	31,727
3,489			Black & Decker Corp	313,487
625			Black Box Corp	22,125
1,251	*		Blount International, Inc	20,879

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,380		Briggs & Stratton Corp	$82,396
11,669	*	Brocade Communications Systems, Inc	45,276
2,361	*	Brooks Automation, Inc	35,061
876		Bucyrus International, Inc (Class A)	33,270
1,379		Carlisle Cos, Inc	94,641
429		Cascade Corp	18,554
14,904		Caterpillar, Inc	1,420,500
2,660		CDW Corp	151,859
4,649	*	Cirrus Logic, Inc	24,686
2,484	*	Cooper Cameron Corp	154,132
1,992		Cummins, Inc	148,623
907		Curtiss-Wright Corp	48,933
10,747		Deere & Co	703,821
107,251	*	Dell, Inc	4,237,487
3,114		Diebold, Inc	140,472
3,232		Donaldson Co, Inc	98,027
2,098	*	Dot Hill Systems Corp	10,994
8,881		Dover Corp	323,091
350	*	Dril-Quip, Inc	10,154
6,569		Eaton Corp	393,483
104,798	*	EMC Corp	1,436,781
3,842	*	Emulex Corp	70,155
1,779		Engineered Support Systems, Inc	63,742
936	*	EnPro Industries, Inc	27,022
2,577	*	Entegris, Inc	25,512
4,946	*	Extreme Networks, Inc	20,279
539	*	Fargo Electronics, Inc	10,775
813	*	Flanders Corp	7,317
2,329	*	Flowserve Corp	70,476
3,067	*	FMC Technologies, Inc	98,052
973	*	Gardner Denver, Inc	34,133
10,029	*	Gateway, Inc	33,096
291	*	Gehl Co	11,331
166	*	General Binding Corp	3,639
1,165	*	Global Imaging Systems, Inc	37,117
388		Gorman-Rupp Co	8,307
3,011		Graco, Inc	102,585
5,581	*	Grant Prideco, Inc	147,617
126,278		Hewlett-Packard Co	2,968,796
769	*	Hydril	41,795
2,389		IDEX Corp	92,239
70,365		International Business Machines Corp	5,221,083
14,996		International Game Technology	422,137
1,041	*	Intevac, Inc	10,899
7,129	*	Jabil Circuit, Inc	219,074
3,544		Joy Global, Inc	119,043
734	*	Kadant, Inc	16,097
1,348		Kaydon Corp	37,542
1,729		Kennametal, Inc	79,275
1,193	*	Komag, Inc	33,845
2,658	*	Kulicke & Soffa Industries, Inc	21,025
6,124	*	Lam Research Corp	177,228
2,216		Lennox International, Inc	46,913
5,400	*	Lexmark International, Inc	350,082
545		Lindsay Manufacturing Co	12,851
544		Lufkin Industries, Inc	19,573
1,162		Manitowoc Co, Inc	47,665
10,287	*	Maxtor Corp	53,492

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

78	*	Mestek, Inc	$1,988
1,558	*	Micros Systems, Inc	69,720
196		Middleby Corp	10,361
983	*	Mikohn Gaming Corp	14,475
1,485		Modine Manufacturing Co	48,352
219		Nacco Industries, Inc (Class A)	23,481
7,514	*	National Oilwell Varco, Inc	357,216
1,343	*	Netgear, Inc	24,980
545		NN, Inc	6,911
1,121		Nordson Corp	38,428
1,664	*	Oil States International, Inc	41,883
5,424		Pall Corp	164,673
2,001	*	PalmOne, Inc	59,570
5,243		Parker Hannifin Corp	325,180
1,351	*	Paxar Corp	23,980
4,544		Pentair, Inc	194,529
9,917		Pitney Bowes, Inc	431,885
1,160	*	ProQuest Co	38,036
7,235	*	Quantum Corp	21,488
407	*	Rimage Corp	8,641
623		Robbins & Myers, Inc	13,401
8,027		Rockwell Automation, Inc	390,995
7,788	*	Sandisk Corp	184,809
601		Sauer-Danfoss, Inc	10,680
3,626	*	Scansoft, Inc	13,706
680	*	Scansource, Inc	29,199
311		Schawk, Inc	7,775
2,619	*	Scientific Games Corp (Class A)	70,530
751	*	Semitool, Inc	7,165
4,630		Smith International, Inc	294,931
41,468	*	Solectron Corp	157,164
3,283		SPX Corp	150,952
644		Standex International Corp	18,296
3,410		Stanley Works	155,291
1,226		Stewart & Stevenson Services, Inc	27,781
4,817	*	Storage Technology Corp	174,809
10,579		Symbol Technologies, Inc	104,415
764		Tecumseh Products Co (Class A)	20,964
367		Tennant Co	12,995
2,151	*	Terex Corp	84,749
502		Thomas Industries, Inc	20,060
3,308		Timken Co	76,415
1,884		Toro Co	72,741
513	*	TurboChef Technologies, Inc	9,193
1,184	*	Ultratech, Inc	21,667
2,409	*	UNOVA, Inc	64,152
5,765	*	Varian Medical Systems, Inc	215,207
987	*	VeriFone Holdings, Inc	16,039
937		Watsco, Inc	39,916
9,372	*	Western Digital Corp	125,772
426		Woodward Governor Co	35,797
1,924		York International Corp	73,112
3,061	*	Zebra Technologies Corp (Class A)	134,041

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	31,020,038

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 3.16%
1,086	*	Abaxis, Inc	$11,816
948	*	Abiomed, Inc	8,105
588	*	ADE Corp	16,493
2,835	*	Advanced Medical Optics, Inc	112,691
920	*	Advanced Neuromodulation Systems, Inc	36,506
2,749	*	Affymetrix, Inc	148,254
21,421	*	Agilent Technologies, Inc	493,134
2,738	*	Align Technology, Inc	20,179
5,656		Allergan, Inc	482,117
2,975	*	American Medical Systems Holdings, Inc	61,434
357	*	American Science & Engineering, Inc	15,836
550		Analogic Corp	27,676
1,028	*	Anaren Microwave, Inc	13,518
458	*	Animas Corp	9,229
8,600		Applera Corp (Applied Biosystems Group)	169,162
389	*	ARGON ST Inc	13,809
967		Arrow International, Inc	30,847
1,123	*	Arthrocare Corp	39,238
705	*	Aspect Medical Systems, Inc	20,967
1,005	*	August Technology Corp	11,708
241		Badger Meter Inc	9,953
4,586		Bard (C.R.), Inc	305,015
2,293		Bausch & Lomb, Inc	190,319
27,067		Baxter International, Inc	1,004,186
2,699		Beckman Coulter, Inc	171,575
11,012		Becton Dickinson & Co	577,800
722		BEI Technologies, Inc	19,263
10,983		Biomet, Inc	380,451
674	*	Bio-Rad Laboratories, Inc (Class A)	39,908
706	*	Biosite, Inc	38,823
28,780	*	Boston Scientific Corp	777,060
1,108	*	Bruker BioSciences Corp	4,421
995	*	Caliper Life Sciences, Inc	5,572
782	*	Candela Corp	8,172
481	*	Cantel Medical Corp	7,869
2,273	*	Cepheid, Inc	16,684
623		CNS, Inc	14,235
1,323	*	Coherent, Inc	47,641
1,056		Cohu, Inc	21,173
1,172	*	Conmed Corp	36,062
1,973		Cooper Cos, Inc	120,077
3,144	*	Credence Systems Corp	28,453
738	*	Cuno, Inc	52,723
919	*	Cyberonics, Inc	39,875
10,294		Danaher Corp	538,788
617		Datascope Corp	20,577
3,501		Dentsply International, Inc	189,054
739	*	Dionex Corp	32,228
1,011	*	DJ Orthopedics, Inc	27,732
1,187		DRS Technologies, Inc	60,869
12,525		Eastman Kodak Co	336,296
762		EDO Corp	22,791
1,914	*	Encore Medical Corp	10,623
538	*	ESCO Technologies, Inc	54,230
1,230	*	Esterline Technologies Corp	49,298
745	*	Excel Technology, Inc	18,104
439	*	Faro Technologies, Inc	11,967

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

776	*	FEI Co	$17,701
5,195	*	Fisher Scientific International, Inc	337,156
2,582	*	Flir Systems, Inc	77,047
1,525	*	Formfactor, Inc	40,291
1,932	*	Fossil, Inc	43,856
575	*	Foxhollow Technologies, Inc	22,005
14,168		Guidant Corp	953,506
1,014	*	Haemonetics Corp	41,209
1,455	*	HealthTronics, Inc	18,900
428	*	Herley Industries, Inc	7,807
998	*	Hologic, Inc	39,671
590	*	ICU Medical, Inc	18,980
1,028	*	I-Flow Corp	17,106
1,278	*	II-VI, Inc	23,502
1,610	*	Illumina, Inc	19,433
1,648	*	Inamed Corp	110,367
3,366	*	Input/Output, Inc	21,138
813	*	Integra LifeSciences Holding	23,740
1,218	*	Intermagnetics General Corp	37,466
400	*	Intralase Corp	7,848
1,584	*	Intuitive Surgical, Inc	73,878
1,256		Invacare Corp	55,716
970	*	Ionatron, Inc	8,332
702	*	IRIS International, Inc	12,496
458	*	Ista Pharmaceuticals, Inc	3,811
1,097	*	Itron, Inc	49,014
1,544	*	Ixia	30,015
618		Keithley Instruments, Inc	9,523
593	*	Kensey Nash Corp	17,932
8,484		KLA-Tencor Corp	370,751
4,055	*	Kopin Corp	20,681
1,248	*	Kyphon, Inc	43,418
425	*	LaBarge, Inc	7,714
870	*	Laserscope	36,053
485	*	LeCroy Corp	6,669
2,432	*	Lexar Media, Inc	11,941
3,441	*	LTX Corp	17,067
465	*	Measurement Specialties, Inc	10,793
52,764		Medtronic, Inc	2,732,648
1,406		Mentor Corp	58,321
1,320	*	Merit Medical Systems, Inc	20,341
1,900	*	Mettler-Toledo International, Inc	88,502
505	*	Micro Therapeutics, Inc	2,010
2,099	*	Millipore Corp	119,076
1,255		Mine Safety Appliances Co	57,981
1,734	*	MKS Instruments, Inc	29,287
834	*	Molecular Devices Corp	18,039
856		Movado Group, Inc	16,161
1,014		MTS Systems Corp	34,050
2,816	*	Nanogen, Inc	10,813
2,129	*	Newport Corp	29,508
676	*	NuVasive, Inc	11,235
830		Oakley, Inc	14,135
739	*	Palomar Medical Technologies, Inc	17,677
5,852		PerkinElmer, Inc	110,622
834	*	Photon Dynamics, Inc	17,189
3,403	*	Pinnacle Systems, Inc	18,717
1,334		PolyMedica Corp	47,570
19,719		Raytheon Co	771,407

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,603	*	Resmed, Inc	$105,782
3,080	*	Respironics, Inc	111,219
587	*	Rofin-Sinar Technologies, Inc	19,254
1,780		Roper Industries, Inc	127,039
592	*	Rudolph Technologies, Inc	8,483
1,336	*	Sirf Technology Holdings, Inc	23,620
453	*	Somanetics Corp	10,179
955	*	Sonic Solutions, Inc	17,763
721	*	SonoSite, Inc	22,380
15,724	*	St. Jude Medical, Inc	685,724
1,882	*	Star Scientific, Inc	8,413
3,258		Steris Corp	83,959
12,738		Stryker Corp	605,819
1,615	*	Sybron Dental Specialties, Inc	60,794
314	*	Symmetry Medical, Inc	7,392
1,642	*	Techne Corp	75,384
4,098		Tektronix, Inc	95,360
1,597	*	Teledyne Technologies, Inc	52,030
8,798	*	Teradyne, Inc	105,312
7,026	*	Thermo Electron Corp	188,789
2,475	*	Thermogenesis	10,766
2,019	*	Thoratec Corp	30,971
2,301	*	Trimble Navigation Ltd	89,670
1,711	*	TriPath Imaging, Inc	14,646
467		United Industrial Corp	16,691
1,472	*	Varian, Inc	55,627
1,366	*	Veeco Instruments, Inc	22,238
1,353	*	Ventana Medical Systems, Inc	54,431
1,348	*	Viasys Healthcare, Inc	30,474
1,422	*	Viisage Technology, Inc	6,371
482	*	Vital Images, Inc	8,652
234		Vital Signs, Inc	10,137
5,126	*	Waters Corp	190,533
1,153	*	Wright Medical Group, Inc	30,785
41,804	*	Xerox Corp	576,477
1,107		X-Rite, Inc	12,742
220		Young Innovations, Inc	8,213
10,750	*	Zimmer Holdings, Inc	818,827
467	*	Zoll Medical Corp	11,885

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	18,337,239

INSURANCE AGENTS, BROKERS AND SERVICE - 0.46%
14,023		AON Corp	351,136
2,398		Brown & Brown, Inc	107,766
856		Clark, Inc	12,266
957		Crawford & Co (Class B)	7,101
4,156		Gallagher (Arthur J.) & Co	112,752
12,898		Hartford Financial Services Group, Inc	964,513
1,449		Hilb, Rogal & Hamilton Co	49,846
7,079	*	Humana, Inc	281,319
768	*	LabOne, Inc	30,574
23,332		Marsh & McLennan Cos, Inc	646,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,676		National Financial Partners Corp	$65,599
1,893	*	USI Holdings Corp	24,382

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,653,550

INSURANCE CARRIERS - 4.96%
1,166		21st Century Insurance Group	17,303
12,683		Aetna, Inc	1,050,406
21,882		Aflac, Inc	947,053
1,625		Alfa Corp	23,920
197	*	Alleghany Corp	58,509
2,328	*	Allmerica Financial Corp	86,346
29,246		Allstate Corp	1,747,448
4,724		Ambac Financial Group, Inc	329,546
1,162		American Equity Investment Life Holding Co	13,805
1,885		American Financial Group, Inc	63,185
100,081		American International Group, Inc	5,814,764
346		American National Insurance Co	39,683
425	*	American Physicians Capital, Inc	15,789
2,296	*	AMERIGROUP Corp	92,299
1,699		AmerUs Group Co	81,637
1,229	*	Argonaut Group, Inc	28,378
5,035		Assurant, Inc	181,763
314		Baldwin & Lyons, Inc (Class B)	7,567
4,537		Berkley (W.R.) Corp	161,880
600		Bristol West Holdings, Inc	10,980
1,994	*	Centene Corp	66,959
1,876	*	Ceres Group, Inc	11,406
8,517		Chubb Corp	729,140
5,709		Cigna Corp	611,034
7,447		Cincinnati Financial Corp	294,603
1,412	*	Citizens, Inc	8,613
996	*	CNA Financial Corp	28,306
801	*	CNA Surety Corp	11,895
6,580	*	Conseco, Inc	143,576
4,470	*	Danielson Holdings Corp	54,400
1,215		Delphi Financial Group, Inc (Class A)	53,642
485		Direct General Corp	9,026
220		Donegal Group, Inc	4,391
78		EMC Insurance Group, Inc	1,410
1,918		Erie Indemnity Co (Class A)	104,052
615		FBL Financial Group, Inc (Class A)	16,980
7,057		Fidelity National Financial, Inc	251,864
1,272		First Acceptance Corp	12,033
3,663		First American Corp	147,033
499	*	FPIC Insurance Group, Inc	14,636
9,772		Genworth Financial, Inc	295,408
311		Great American Financial Resources, Inc	6,161
626		Harleysville Group, Inc	13,077
2,883		HCC Insurance Holdings, Inc	109,179
4,907	*	Health Net, Inc	187,251
783	*	HealthExtras, Inc	15,715
2,155		Horace Mann Educators Corp	40,557
337		Independence Holding Co	5,948
853		Infinity Property & Casualty Corp	29,753
5,932		Jefferson-Pilot Corp	299,091
175		Kansas City Life Insurance Co	8,409
912	*	KMG America Corp	9,065

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

878		Landamerica Financial Group, Inc	$52,127
3,651		Leucadia National Corp	141,038
7,582		Lincoln National Corp	355,747
6,492		Loews Corp	503,130
429	*	Markel Corp	145,431
5,962		MBIA, Inc	353,606
1,146		Mercury General Corp	62,480
18,119		MetLife, Inc	814,268
4,113		MGIC Investment Corp	268,250
389		Midland Co	13,689
345	*	Molina Healthcare, Inc	15,270
98	*	National Western Life Insurance Co (Class A)	19,001
2,608		Nationwide Financial Services, Inc (Class A)	98,948
333	*	Navigators Group, Inc	11,512
427		Odyssey Re Holdings Corp	10,538
2,701		Ohio Casualty Corp	65,310
8,139		Old Republic International Corp	205,835
3,799	*	Pacificare Health Systems, Inc	271,439
709	*	Philadelphia Consolidated Holding Corp	60,095
4,411		Phoenix Cos, Inc	52,491
1,596	*	PMA Capital Corp (Class A)	14,093
4,073		PMI Group, Inc	158,766
1,146		Presidential Life Corp	19,608
12,815		Principal Financial Group	536,948
1,034	*	ProAssurance Corp	43,180
8,703		Progressive Corp	859,943
3,033		Protective Life Corp	128,053
22,586		Prudential Financial, Inc	1,482,997
3,754		Radian Group, Inc	177,264
1,200		Reinsurance Group of America, Inc	55,812
893		RLI Corp	39,828
5,556		Safeco Corp	301,913
467		Safety Insurance Group, Inc	15,766
1,232		Selective Insurance Group, Inc	61,046
29,392		St. Paul Travelers Cos, Inc	1,161,866
1,221		Stancorp Financial Group, Inc	93,504
701		State Auto Financial Corp	21,759
843		Stewart Information Services Corp	35,406
4,429		Torchmark Corp	231,194
727		Tower Group, Inc	11,363
1,110		Transatlantic Holdings, Inc	61,960
380	*	Triad Guaranty, Inc	19,148
1,543		UICI	45,935
600		United Fire & Casualty Co	26,652
55,311		UnitedHealth Group, Inc	2,883,915
2,146		Unitrin, Inc	105,369
1,122	*	Universal American Financial Corp	25,380
13,318		UnumProvident Corp	243,986
799	*	WellCare Health Plans, Inc	28,372
1,377	*	WellChoice, Inc	95,660
26,720	*	WellPoint, Inc	1,860,781
66		Wesco Financial Corp	23,760
693		Zenith National Insurance Corp	47,027

		TOTAL INSURANCE CARRIERS	28,805,333

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

JUSTICE, PUBLIC ORDER AND SAFETY - 0.01%
1,709	*	Corrections Corp of America	$67,078
323	*	Geo Group, Inc	8,091

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	75,169

LEATHER AND LEATHER PRODUCTS - 0.13%
723		Brown Shoe Co, Inc	28,305
16,258	*	Coach, Inc	545,781
856	*	Genesco, Inc	31,749
527	*	Steven Madden Ltd	9,360
2,284	*	Timberland Co (Class A)	88,436
184		Weyco Group, Inc	3,626
2,583		Wolverine World Wide, Inc	62,018

		TOTAL LEATHER AND LEATHER PRODUCTS	769,275

LEGAL SERVICES - 0.01%
1,975	*	FTI Consulting, Inc	41,278
559		Pre-Paid Legal Services, Inc	24,959

		TOTAL LEGAL SERVICES	66,237

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
4,370	*	Laidlaw International, Inc	105,317

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	105,317

LUMBER AND WOOD PRODUCTS - 0.04%
526		American Woodmark Corp	15,785
3,409	*	Champion Enterprises, Inc	33,886
506		Deltic Timber Corp	19,243
4,969		Louisiana-Pacific Corp	122,138
424		Skyline Corp	16,930
781		Universal Forest Products, Inc	32,372

		TOTAL LUMBER AND WOOD PRODUCTS	240,354

METAL MINING - 0.28%
930		Cleveland-Cliffs, Inc	53,717
10,389	*	Coeur D'alene Mines Corp	37,712
1,184		Commerce Group, Inc	73,538
7,837		Freeport-McMoRan Copper & Gold, Inc (Class A)	293,417
4,247	*	Hecla Mining Co	19,366
17,929	*	Newmont Mining Corp	699,769
4,202	*	Phelps Dodge Corp	388,685
692	*	Royal Gold, Inc	13,923
1,127	*	Southern Peru Copper Corp	48,281
1,462	*	Stillwater Mining Co	10,848

	*	TOTAL METAL MINING	1,639,256

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
1,235	*	Blyth, Inc	$34,642
3,417	*	Callaway Golf Co	52,724
541	*	Charles & Colvard Ltd	13,282
798	*	Daktronics, Inc	15,968
489	*	Escalade, Inc	6,763
6,342	*	Fortune Brands, Inc	563,170
7,038	*	Hasbro, Inc	146,320
3,764	*	Identix, Inc	18,933
1,047	*	Jakks Pacific, Inc	20,113
1,906	*	K2, Inc	24,168
1,409	*	Leapfrog Enterprises, Inc	15,922
396	*	Marine Products Corp	5,762
17,948	*	Mattel, Inc	328,448
1,470	*	Nautilus, Inc	41,895
683	*	RC2 Corp	25,660
445	*	Russ Berrie & Co, Inc	5,700
1,545	*	Shuffle Master, Inc	43,306
418	*	Steinway Musical Instruments, Inc	12,272
1,979	*	Yankee Candle Co, Inc	63,526

	*	TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,438,574

MISCELLANEOUS RETAIL - 1.26%
953	*	1-800-Flowers.com, Inc (Class A)	6,709
469	*	AC Moore Arts & Crafts, Inc	14,825
1,733	*	Alloy, Inc	8,908
13,316	*	Amazon.com, Inc	440,493
2,273	*	Barnes & Noble, Inc	88,192
964	*	Big 5 Sporting Goods Corp	27,358
352	*	Blair Corp	13,904
577	*	Blue Nile, Inc	18,862
3,177	*	Borders Group, Inc	80,410
600	*	Build-A-Bear Workshop, Inc	14,070
1,514	*	Cash America International, Inc	30,462
724	*	CKX Inc	9,314
1,548	*	Coldwater Creek, Inc	38,561
35,321	*	CVS Corp	1,026,781
1,546	*	Dick's Sporting Goods, Inc	59,660
4,762	*	Dollar Tree Stores, Inc	114,288
2,754	*	Drugstore.com, Inc	11,484
1,104	*	GSI Commerce, Inc	18,492
994	*	Hibbett Sporting Goods, Inc	37,613
766	*	Jill (J.) Group, Inc	10,533
1,350	*	Longs Drug Stores Corp	58,118
3,172	*	Marvel Enterprises, Inc	62,552
5,970	*	Michaels Stores, Inc	246,979
1,991	*	MSC Industrial Direct Co (Class A)	67,196
1,659	*	NeighborCare, Inc	55,029
962	*	Nutri/System, Inc	14,199
13,971	*	Office Depot, Inc	319,098
477	*	Overstock.com, Inc	16,981
460	*	Party City Corp	5,520
2,479	*	Petco Animal Supplies, Inc	72,684
6,273		Petsmart, Inc	190,386
1,285	*	Priceline.com, Inc	29,979
22,109	*	Rite Aid Corp	92,416

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

4,356	*	Sears Holdings Corp	$652,834
729	*	Sharper Image Corp	9,280
1,118	*	Sports Authority, Inc	35,552
826	*	Stamps.com, Inc	15,488
32,122		Staples, Inc	684,841
6,304		Tiffany & Co	206,519
9,644	*	Toys 'R' Us, Inc	255,373
805	*	Valuevision International, Inc (Class A)	9,668
44,675		Walgreen Co	2,054,603
1,196		World Fuel Services Corp	27,998
2,209	*	Zale Corp	70,003

		TOTAL MISCELLANEOUS RETAIL	7,324,215

MOTION PICTURES - 1.51%
1,534	*	Avid Technology, Inc	81,732
8,144		Blockbuster, Inc (Class A)	74,273
477		Carmike Cinemas, Inc	14,634
1,702	*	DreamWorks Animation SKG, Inc (Class A)	44,592
121,604	*	Liberty Media Corp (Class A)	1,239,145
2,468	*	Macrovision Corp	55,629
101,514		News Corp (Class A)	1,642,496
1,979		Regal Entertainment Group (Class A)	37,364
2,790	*	Time Warner Telecom, Inc (Class A)	16,517
199,792	*	Time Warner, Inc	3,338,524
89,022		Walt Disney Co	2,241,599

		TOTAL MOTION PICTURES	8,786,505

NONDEPOSITORY INSTITUTIONS - 2.21%
817	*	Accredited Home Lenders Holding Co	35,948
2,700		Advance America Cash Advance Centers, Inc	43,200
821		Advanta Corp (Class B)	23,119
3,922		American Capital Strategies Ltd	141,623
47,712		American Express Co	2,539,710
6,413	*	AmeriCredit Corp	163,532
1,000		Ares Capital Corp	17,830
577		Asta Funding, Inc	16,029
822		Beverly Hills Bancorp, Inc	9,001
10,993		Capital One Financial Corp	879,550
3,174	*	CapitalSource, Inc	62,306
1,768		CharterMac	38,825
9,176		CIT Group, Inc	394,293
589	*	Collegiate Funding Services LLC	8,588
1,061	*	CompuCredit Corp	36,371
25,627		Countrywide Financial Corp	989,458
662	*	Credit Acceptance Corp	9,857
3,970		Doral Financial Corp	65,664
2,318	*	E-Loan, Inc	7,742
755	*	Encore Capital Group, Inc	12,835
42,219		Fannie Mae	2,465,590
396	Federal Agricultural Mortgage Corp (Class C)	8,732
745	Financial Federal Corp	28,787
730	First Cash Financial Services, Inc	15,600
986	First Marblehead Corp	34,569
30,026	Freddie Mac	1,958,596

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

55,037	MBNA Corp	$1,439,768
1,677	MCG Capital Corp	28,643
2,498	Metris Cos, Inc	36,121
740	Nelnet, Inc	24,620
699	NGP Capital Resources Co	10,436
13,012	Providian Financial Corp	229,401
18,307	SLM Corp	929,996
179	Student Loan Corp	39,344
200	United PanAm Financial Corp	5,482
1,145	Westcorp	60,021
292	WFS Financial, Inc	14,807
727	World Acceptance Corp	21,846

	TOTAL NONDEPOSITORY INSTITUTIONS	12,847,840

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
1,140	Amcol International Corp	21,421
839	Compass Minerals International, Inc	19,633
1,407	Florida Rock Industries, Inc	103,203
4,474	Vulcan Materials Co	290,765

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	435,022

OIL AND GAS EXTRACTION - 2.51%
10,279	Anadarko Petroleum Corp	844,501
14,314	Apache Corp	924,684
230	Atlas America, Inc	8,554
786	ATP Oil & Gas Corp	18,392
575	Atwood Oceanics, Inc	35,397
14,832	Baker Hughes, Inc	758,805
747	Berry Petroleum Co (Class A)	39,501
527	Bill Barrett Corp	15,589
7,065	BJ Services Co	370,771
532	Bois d'Arc Energy, Inc	7,847
1,128	Brigham Exploration Co	10,299
16,812	Burlington Resources, Inc	928,695
2,132	Cabot Oil & Gas Corp (Class A)	73,980
1,628	Cal Dive International, Inc	85,258
480	Callon Petroleum Co	7,094
818	Carrizo Oil & Gas, Inc	13,955
2,116	Cheniere Energy, Inc	65,808
13,842	Chesapeake Energy Corp	315,598
3,513	Cimarex Energy Co	136,691
250	Clayton Williams Energy, Inc	7,498
1,717	Comstock Resources, Inc	43,423
887	Delta Petroleum Corp	12,524
2,602	Denbury Resources, Inc	103,482
20,660	Devon Energy Corp	1,047,049
2,551	Diamond Offshore Drilling, Inc	136,300
806	Edge Petroleum Corp	12,590
1,410	Encore Acquisition Co	57,810
2,044	Endeavour International Corp	7,420
1,434	Energy Partners Ltd	37,585
6,615	ENSCO International, Inc	236,486
10,435	EOG Resources, Inc	592,708
2,622	Equitable Resources, Inc	178,296

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,349	*	Forest Oil Corp	$98,658
1,663	*	FX Energy, Inc	18,343
2,775	*	Gasco Energy, Inc	10,268
3,888	*	Global Industries Ltd	33,048
456	*	Goodrich Petroleum Corp	9,384
8,891	*	Grey Wolf, Inc	65,882
19,460		Halliburton Co	930,577
3,179	*	Hanover Compressor Co	36,590
1,428	*	Harvest Natural Resources, Inc	15,608
2,227		Helmerich & Payne, Inc	104,491
1,180	*	Houston Exploration Co	62,599
2,325	*	KCS Energy, Inc	40,385
5,017		Kerr-McGee Corp	382,847
855	*	McMoRan Exploration Co	16,681
3,333	*	Meridian Resource Corp	15,932
1,824	*	Mission Resources Corp	14,720
5,507	*	Newfield Exploration Co	219,674
3,549	*	Newpark Resources, Inc	26,618
3,800		Noble Energy, Inc	287,470
17,397		Occidental Petroleum Corp	1,338,351
1,252	*	Oceaneering International, Inc	48,390
1,328	*	Parallel Petroleum Corp	11,753
3,851	*	Parker Drilling Co	26,996
7,522		Patterson-UTI Energy, Inc	209,337
272	v*	PetroCorp (Escrow)	-
878	*	PetroHawk Energy Corp	9,482
811	*	Petroleum Development Corp	25,830
1,775	*	PetroQuest Energy, Inc	11,662
862	*	Pioneer Drilling Co	13,154
6,287		Pioneer Natural Resources Co	264,557
3,372	*	Plains Exploration & Production Co	119,807
2,666		Pogo Producing Co	138,419
6,632	*	Pride International, Inc	170,442
1,536	*	Quicksilver Resources, Inc	98,196
3,559		Range Resources Corp	95,737
1,019	*	Remington Oil & Gas Corp	36,378
4,812		Rowan Cos, Inc	142,965
876		RPC, Inc	14,822
716	*	Seacor Smit, Inc	46,039
3,218	*	Southwestern Energy Co	151,182
985	*	Spinnaker Exploration Co	34,958
2,480		St. Mary Land & Exploration Co	71,870
939	*	Stone Energy Corp	45,965
3,267	*	Superior Energy Services, Inc	58,153
1,301	*	Swift Energy Co	46,602
1,646	*	Syntroleum Corp	16,888
1,088	*	Tetra Technologies, Inc	34,653
2,645		Tidewater, Inc	100,827
1,979	*	Todco	50,801
611	*	Toreador Resources Corp	14,841
1,566	*	Transmontaigne, Inc	16,443
974	*	Tri-Valley Corp	13,568
1,921	*	Unit Corp	84,543
11,777		Unocal Corp	766,094
1,604	*	Veritas DGC, Inc	44,495
2,298		Vintage Petroleum, Inc	70,020
527		W&T Offshore, Inc	12,685

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

786	*	Warren Resources, Inc	$8,214
1,083	*	W-H Energy Services, Inc	26,999
1,269	*	Whiting Petroleum Corp	46,077
15,744		XTO Energy, Inc	535,139

		TOTAL OIL AND GAS EXTRACTION	14,597,699

PAPER AND ALLIED PRODUCTS - 0.63%
4,780		Bemis Co	126,861
2,445		Bowater, Inc	79,145
1,729	*	Buckeye Technologies, Inc	13,780
1,554	*	Caraustar Industries, Inc	16,317
613		Chesapeake Corp	12,836
11,395		Georgia-Pacific Corp	362,361
1,467		Glatfelter	18,191
3,852	*	Graphic Packaging Corp	14,060
648		Greif, Inc (Class A)	39,593
21,577		International Paper Co	651,871
20,869		Kimberly-Clark Corp	1,306,191
2,079		Longview Fibre Co	42,723
9,072		MeadWestvaco Corp	254,379
910	*	Mercer International, Inc	6,634
785		Neenah Paper, Inc	24,311
3,147		OfficeMax, Inc	93,686
2,360		Packaging Corp of America	49,678
1,864	*	Playtex Products, Inc	20,057
1,265		Potlatch Corp	66,197
1,512		Rock-Tenn Co (Class A)	19,127
734		Schweitzer-Mauduit International, Inc	22,849
11,326	*	Smurfit-Stone Container Corp	115,185
4,507		Sonoco Products Co	119,436
4,758		Temple-Inland, Inc	176,760
2,341		Wausau-Mosinee Paper Corp	28,045

		TOTAL PAPER AND ALLIED PRODUCTS	3,680,273

PERSONAL SERVICES - 0.18%
395		Angelica Corp	9,681
6,027		Cintas Corp	232,642
1,000	*	Coinstar, Inc	22,690
755		G & K Services, Inc (Class A)	28,486
7,210		H & R Block, Inc	420,704
1,900		Jackson Hewitt Tax Service, Inc	44,916
2,125		Regis Corp	83,045
13,107		Service Corp International	105,118
389		Unifirst Corp	15,770
1,683	*	Weight Watchers International, Inc	86,860

		TOTAL PERSONAL SERVICES	1,049,912

PETROLEUM AND COAL PRODUCTS - 4.86%
3,408		Amerada Hess Corp	362,986
2,837		Ashland, Inc	203,895
91,525		ChevronTexaco Corp	5,118,078
60,778		ConocoPhillips	3,494,127

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

900		ElkCorp	$25,695
277,693		ExxonMobil Corp	15,959,017
2,438		Frontier Oil Corp	71,555
600	*	Giant Industries, Inc	21,600
1,796	*	Headwaters, Inc	61,746
990		Holly Corp	46,203
15,171		Marathon Oil Corp	809,676
7,202		Murphy Oil Corp	376,161
3,499		Premcor, Inc	259,556
3,016		Sunoco, Inc	342,859
2,962		Tesoro Corp	137,792
11,207		Valero Energy Corp	886,586
856		WD-40 Co	23,908

		TOTAL PETROLEUM AND COAL PRODUCTS	28,201,440

PRIMARY METAL INDUSTRIES - 0.67%
4,927	*	AK Steel Holding Corp	31,582
38,034		Alcoa, Inc	993,828
1,148	*	Aleris International, Inc	25,887
4,480		Allegheny Technologies, Inc	98,829
2,328		Belden CDT, Inc	49,354
943	*	Brush Engineered Materials, Inc	13,447
1,075		Carpenter Technology Corp	55,685
962	*	Century Aluminum Co	19,625
2,658	*	CommScope, Inc	46,276
61,826	*	Corning, Inc	1,027,548
934	*	Encore Wire Corp	10,825
1,668	*	General Cable Corp	24,736
1,185		Gibraltar Industries, Inc	21,970
2,598		Hubbell, Inc (Class B)	114,572
1,297	*	Lone Star Technologies, Inc	59,014
1,400		Matthews International Corp (Class A)	54,544
1,879	*	Maverick Tube Corp	55,994
1,818		Mueller Industries, Inc	49,268
940	*	NS Group, Inc	30,559
6,988		Nucor Corp	318,793
1,552	*	Oregon Steel Mills, Inc	26,710
2,896		Precision Castparts Corp	225,598
1,120		Quanex Corp	59,371
475		Roanoke Electric Steel Corp	7,847
1,029	*	RTI International Metals, Inc	32,321
1,019		Schnitzer Steel Industries, Inc (Class A)	24,150
1,702		Steel Dynamics, Inc	44,678
466		Steel Technologies, Inc	7,875
710	*	Superior Essex, Inc	12,574
1,090		Texas Industries, Inc	61,291
205	*	Titanium Metals Corp	11,642
1,424		Tredegar Corp	22,214
4,976		United States Steel Corp	171,025
100	*	Wheeling-Pittsburgh Corp	1,538
3,273		Worthington Industries, Inc	51,713

		TOTAL PRIMARY METAL INDUSTRIES	3,862,883

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

PRINTING AND PUBLISHING - 1.14%
2,804	American Greetings Corp (Class A)	$74,306
984	Banta Corp	44,634
4,174	Belo (A.H.) Corp Series A	100,051
1,840	Bowne & Co, Inc	26,606
2,160	Cenveo, Inc	16,330
377	Consolidated Graphics, Inc	15,370
451	Courier Corp	17,323
387	CSS Industries, Inc	13,096
6,518	Dex Media, Inc	159,104
2,303	Dow Jones & Co, Inc	81,641
2,968	Dun & Bradstreet Corp	182,977
804	Ennis, Inc	14,568
3,551	EW Scripps Co	173,289
10,836	Gannett Co, Inc	770,765
1,357	Harland (John H.) Co	51,566
2,556	Harte-Hanks, Inc	75,990
2,396	Hollinger International, Inc	23,984
1,156	Journal Communications, Inc	19,421
1,492	Journal Register Co	26,125
3,166	Knight Ridder, Inc	194,202
2,080	Lee Enterprises, Inc	83,387
987	Martha Stewart Living Omnimedia, Inc (Class A)	28,801
839	McClatchy Co (Class A)	54,904
16,353	McGraw-Hill Cos, Inc	723,620
933	Media General, Inc (Class A)	60,421
1,736	Meredith Corp	85,168
6,308	New York Times Co (Class A)	196,494
1,115	Playboy Enterprises, Inc (Class B)	14,428
1,622	Presstek, Inc	18,361
6,811	Primedia, Inc	27,585
1,155	R.H. Donnelley Corp	71,587
9,309	R.R. Donnelley & Sons Co	321,254
4,592	Reader's Digest Association, Inc (Class A)	75,768
1,535	Scholastic Corp	59,174
870	Standard Register Co	13,755
624	Thomas Nelson, Inc	13,578
10,383	Tribune Co	365,274
2,117	Valassis Communications, Inc	78,435
62,092	Viacom, Inc (Class B)	1,988,217
237	Washington Post Co (Class B)	197,902
2,078	Wiley (John) & Sons, Inc (Class A)	82,559

	TOTAL PRINTING AND PUBLISHING	6,642,020

RAILROAD TRANSPORTATION - 0.45%
16,424	Burlington Northern Santa Fe Corp	773,242
9,583	CSX Corp	408,811
1,363	Florida East Coast Industries	59,018
858	Genesee & Wyoming, Inc (Class A)	23,346
3,508	Kansas City Southern Industries, Inc	70,791
17,559	Norfolk Southern Corp	543,627
11,347	Union Pacific Corp	735,286

	TOTAL RAILROAD TRANSPORTATION	2,614,121

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

REAL ESTATE - 0.12%
1,756	Alderwoods Group, Inc	$25,234
337	California Coastal Communities, Inc	11,583
2,184	CB Richard Ellis Group, Inc	95,790
285	Consolidated-Tomoka Land Co	24,510
1,441	Forest City Enterprises, Inc (Class A)	102,311
1,557	Jones Lang LaSalle, Inc	68,866
284	Orleans Homebuilders, Inc	6,663
3,314	St. Joe Co	270,224
4,759	Stewart Enterprises, Inc (Class A)	31,124
1,512	Trammell Crow Co	36,651

	TOTAL REAL ESTATE	672,956

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.11%
831	Applied Films Corp	21,274
2,612	Cooper Tire & Rubber Co	48,505
437	Deckers Outdoor Corp	10,750
6,956	Goodyear Tire & Rubber Co	103,644
1,265	Jarden Corp	68,209
1,376	Schulman (A.), Inc	24,617
3,652	Sealed Air Corp	181,833
843	Skechers U.S.A., Inc (Class A)	12,021
1,260	Spartech Corp	22,428
558	Titan International, Inc	7,801
539	Trex Co, Inc	13,852
2,545	Tupperware Corp	59,477
1,544	West Pharmaceutical Services, Inc	43,309

	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	617,720

SECURITY AND COMMODITY BROKERS - 2.15%
3,363	A.G. Edwards, Inc	151,839
10,673	Ameritrade Holding Corp	198,411
1,224	Archipelago Holdings, Inc	47,724
4,899	Bear Stearns Cos, Inc	509,202
400	BKF Capital Group, Inc	15,164
930	Blackrock, Inc	74,819
1,200	Calamos Asset Management, Inc (Class A)	32,688
45,403	Charles Schwab Corp	512,157
1,493	Chicago Mercantile Exchange	441,182
282	Cohen & Steers, Inc	5,812
16,338	E*Trade Financial Corp	228,569
5,799	Eaton Vance Corp	138,654
3,498	Federated Investors, Inc (Class B)	104,975
7,034	Franklin Resources, Inc	541,477
330	Gabelli Asset Management, Inc (Class A)	14,583
190	GFI Group, Inc	6,764
17,943	Goldman Sachs Group, Inc	1,830,545
513	Greenhill & Co, Inc	20,782
6,514	Instinet Group, Inc	34,133
411	International Securities Exchange, Inc	10,320
1,720	Investment Technology Group, Inc	36,154
9,902	Janus Capital Group, Inc	148,926
2,232	Jefferies Group, Inc	84,570
5,418	Knight Capital Group, Inc	41,285
2,952	LaBranche & Co, Inc	18,598

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES		VALUE

4,617	Legg Mason, Inc	$480,676
12,065	Lehman Brothers Holdings, Inc	1,197,813
934	MarketAxess Holdings, Inc	10,554
41,114	Merrill Lynch & Co, Inc	2,261,681
47,789	Morgan Stanley	2,507,489
377	Morningstar, Inc	10,613
1,918	*	Nasdaq Stock Market, Inc	36,173
2,252		Nuveen Investments, Inc	84,720
761		optionsXpress Holdings, Inc	11,567
1,034	*	Piper Jaffray Cos	31,465
2,756		Raymond James Financial, Inc	77,857
506		Sanders Morris Harris Group, Inc	8,703
2,702		SEI Investments Co	100,920
278	*	Stifel Financial Corp	6,716
607		SWS Group, Inc	10,428
5,630		T Rowe Price Group, Inc	352,438
39		Value Line, Inc	1,531
3,306		Waddell & Reed Financial, Inc (Class A)	61,161

		TOTAL SECURITY AND COMMODITY BROKERS	12,501,838

SOCIAL SERVICES - 0.01%
1,178	*	Bright Horizons Family Solutions, Inc	47,968
400	*	Providence Service Corp	9,932
784	*	Res-Care, Inc	10,631

		TOTAL SOCIAL SERVICES	68,531

SPECIAL TRADE CONTRACTORS - 0.04%
2,196	*	Asiainfo Holdings, Inc	12,100
1,098		Chemed Corp	44,886
2,192	*	Comfort Systems U.S.A., Inc	14,423
2,327	*	Dycom Industries, Inc	46,098
548	*	EMCOR Group, Inc	26,797
1,290	*	Insituform Technologies, Inc (Class A)	20,679
613	*	Layne Christensen Co	12,177
5,000	*	Quanta Services, Inc	44,000

		TOTAL SPECIAL TRADE CONTRACTORS	221,160

STONE, CLAY, AND GLASS PRODUCTS - 0.11%
1,499		Apogee Enterprises, Inc	23,040
1,070	*	Cabot Microelectronics Corp	31,048
486		CARBO Ceramics, Inc	38,375
802		Eagle Materials, Inc	74,257
6,816		Gentex Corp	124,051
1,493		Lafarge North America, Inc	93,223
799		Libbey, Inc	12,632
6,605	*	Owens-Illinois, Inc	165,455
1,555	b*	USG Corp	66,088

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	628,169

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

TEXTILE MILL PRODUCTS - 0.01%
475	*	Dixie Group Inc	$8,365
468		Oxford Industries, Inc	20,147
587	*	Xerium Technologies, Inc	6,956

		TOTAL TEXTILE MILL PRODUCTS	35,468

TOBACCO PRODUCTS - 1.14%
90,362		Altria Group, Inc	5,842,807
2,887		Loews Corp (Carolina Group)	96,195
3,727		Reynolds American, Inc	293,688
995		Universal Corp (Virginia)	43,561
7,212		UST, Inc	329,300
1,063		Vector Group Ltd	19,740

		TOTAL TOBACCO PRODUCTS	6,625,291

TRANSPORTATION BY AIR - 0.36%
2,506	*	ABX Air, Inc	20,424
4,057	*	Airtran Holdings, Inc	37,446
1,368	*	Alaska Air Group, Inc	40,698
2,185	*	America West Holdings Corp (Class B)	13,110
7,265	*	AMR Corp	87,979
3,283	*	Continental Airlines, Inc (Class B)	43,598
5,029	*	Delta Air Lines, Inc	18,909
1,624	*	EGL, Inc	33,000
1,322	*	ExpressJet Holdings, Inc	11,250
13,193		FedEx Corp	1,068,845
1,654	*	Frontier Airlines, Inc	17,086
3,683	*	JetBlue Airways Corp	75,281
1,773	*	Mesa Air Group, Inc	11,897
3,551	*	Northwest Airlines Corp	16,193
1,001	*	Offshore Logistics, Inc	32,873
1,107	*	Pinnacle Airlines Corp	9,509
173	*	Republic Airways Holdings, Inc	2,500
2,691		Skywest, Inc	48,922
34,209		Southwest Airlines Co	476,531
1,006	*	World Air Holdings, Inc	11,790

		TOTAL TRANSPORTATION BY AIR	2,077,841

TRANSPORTATION EQUIPMENT - 2.33%
1,512	*	AAR Corp	23,754
691	*	Aftermarket Technology Corp	12,044
1,921		American Axle & Manufacturing Holdings, Inc	48,544
773		Arctic Cat, Inc	15,870
1,469	*	Armor Holdings, Inc	58,187
3,219		ArvinMeritor, Inc	57,266
3,985		Autoliv, Inc	174,543
36,065		Boeing Co	2,380,290
4,239		Brunswick Corp	183,633
2,368		Clarcor, Inc	69,264
646		Coachmen Industries, Inc	8,094
6,690		Dana Corp	100,417
21,381		Delphi Corp	99,422

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

2,352		Federal Signal Corp	$36,691
2,037	*	Fleetwood Enterprises, Inc	20,676
77,149		Ford Motor Co	790,015
352	*	Freightcar America, Inc	6,980
2,362	*	GenCorp, Inc	45,492
8,708		General Dynamics Corp	953,874
20,143		General Motors Corp	684,862
7,609		Genuine Parts Co	312,654
5,349		Goodrich Corp	219,095
272		Greenbrier Cos, Inc	7,371
869	*	Group 1 Automotive, Inc	20,891
12,418		Harley-Davidson, Inc	615,933
1,816		Harsco Corp	99,063
2,047	*	Hayes Lemmerz International, Inc	14,575
865		Heico Corp	20,250
4,022		ITT Industries, Inc	392,668
2,225		JLG Industries, Inc	61,143
1,060		Kaman Corp (Class A)	19,122
16,162		Lockheed Martin Corp	1,048,429
131	v*	Mascotech (Escrow)	-
1,276		Monaco Coach Corp	21,934
2,624	*	Navistar International Corp	83,968
395		Noble International Ltd	9,302
15,658		Northrop Grumman Corp	865,105
1,930	*	Orbital Sciences Corp	19,107
1,612		Oshkosh Truck Corp	126,187
7,622		Paccar, Inc	518,296
6,497	*	Pactiv Corp	140,205
1,854		Polaris Industries, Inc	100,116
187	*	Sequa Corp (Class A)	12,374
620		Smith (A.O.) Corp	16,560
567		Standard Motor Products, Inc	7,484
1,095		Superior Industries International, Inc	25,952
1,746	*	Tenneco Automotive, Inc	29,054
5,158		Textron, Inc	391,234
1,517		Thor Industries, Inc	47,679
1,781		Trinity Industries, Inc	57,045
678	*	Triumph Group, Inc	23,567
1,722	*	TRW Automotive Holdings Corp	42,206
44,642		United Technologies Corp	2,292,367
1,333		Wabash National Corp	32,299
1,943		Westinghouse Air Brake Technologies Corp	41,736
1,315		Winnebago Industries, Inc	43,066

		TOTAL TRANSPORTATION EQUIPMENT	13,547,955

TRANSPORTATION SERVICES - 0.13%
350		Ambassadors Group, Inc	13,017
3,768		C.H. Robinson Worldwide, Inc	219,298
508	*	Dynamex, Inc	8,656
4,655		Expeditors International of Washington, Inc	231,866
1,923		GATX Corp	66,344
858	*	HUB Group, Inc	21,493
775	*	Navigant International, Inc	11,385
1,541	*	Pacer International, Inc	33,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,157	*	Pegasus Solutions, Inc	$12,901
1,827	*	RailAmerica, Inc	21,741
5,729		Sabre Holdings Corp	114,313

		TOTAL TRANSPORTATION SERVICES	754,592

TRUCKING AND WAREHOUSING - 0.45%
1,076		Arkansas Best Corp	34,228
2,397		CNF, Inc	107,625
389	*	Covenant Transport, Inc (Class A)	5,135
1,257		Forward Air Corp	35,535
654	*	Frozen Food Express Industries	7,403
2,135		Heartland Express, Inc	41,483
5,436		Hunt (J.B.) Transport Services, Inc	104,915
2,619	*	Landstar System, Inc	78,884
369	*	Marten Transport Ltd	7,745
812	*	Old Dominion Freight Line	21,786
1,135		Overnite Corp	48,782
201	*	P.A.M. Transportation Services	3,379
825	*	SCS Transportation, Inc	14,685
720	*	Sirva, Inc	6,127
1,889	*	Swift Transportation Co, Inc	43,995
277	*	U.S. Xpress Enterprises, Inc (Class A)	3,299
26,772		United Parcel Service, Inc (Class B)	1,851,552
2,315		Werner Enterprises, Inc	45,467
2,520	*	Yellow Roadway Corp	128,016

		TOTAL TRUCKING AND WAREHOUSING	2,590,041

WATER TRANSPORTATION - 0.04%
1,802		Alexander & Baldwin, Inc	83,523
774	*	Gulfmark Offshore, Inc	21,138
500	*	Hornbeck Offshore Services, Inc	13,545
849	*	Kirby Corp	38,290
378		Maritrans, Inc	10,225
1,554	*	Odyssey Marine Exploration, Inc	7,739
1,283		Overseas Shipholding Group, Inc	76,531
219	*	Seabulk International, Inc	4,654

		TOTAL WATER TRANSPORTATION	255,645

WHOLESALE TRADE-DURABLE GOODS - 1.89%
270	*	1-800 Contacts, Inc	5,230
3,796		Adesa, Inc	82,639
1,370		Agilysys, Inc	21,509
1,354		Applied Industrial Technologies, Inc	43,721
5,273	*	Arrow Electronics, Inc	143,215
1,467	*	Aviall, Inc	46,343
5,454	*	Avnet, Inc	122,879
664		Barnes Group, Inc	21,978
800	*	Beacon Roofing Supply, Inc	21,040
2,463		BorgWarner, Inc	132,189
545		Building Materials Holding Corp	37,763
455	*	Castle (A.M.) & Co	7,034
5,075	*	Cytyc Corp	111,955
434	*	Digi International, Inc	5,147
329	*	Drew Industries, Inc	14,937

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

1,381	*	Genesis Microchip, Inc	$25,493
2,896		Hughes Supply, Inc	81,378
592	*	Huttig Building Products, Inc	6,459
5,385		IKON Office Solutions, Inc	51,211
878	*	Imagistics International, Inc	24,584
5,817	*	Ingram Micro, Inc (Class A)	91,094
2,229	*	Insight Enterprises, Inc	44,981
522	*	Interline Brands, Inc	10,336
129,708		Johnson & Johnson	8,431,084
745	*	Keystone Automotive Industries, Inc	18,424
1,878		Knight Transportation, Inc	45,692
197		Lawson Products, Inc	7,648
807	*	LKQ Corp	21,910
2,032		Martin Marietta Materials, Inc	140,452
483	*	Merge Technologies, Inc	9,056
1,001	*	Navarre Corp	8,003
4,677		Omnicare, Inc	198,445
1,868		Owens & Minor, Inc	60,430
5,980	*	Patterson Cos, Inc	269,578
2,227		Pep Boys-Manny Moe & Jack	30,154
3,196	*	PSS World Medical, Inc	39,790
1,189		Reliance Steel & Aluminum Co	44,076
947		Ryerson Tull, Inc	13,514
2,418		SCP Pool Corp	84,848
136	*	Strattec Security Corp	7,407
7,380	*	Sycamore Networks, Inc	25,461
982	*	TBC Corp	26,642
2,577	*	Tech Data Corp	94,344
2,108	*	Tyler Technologies, Inc	15,936
5,293	*	Visteon Corp	31,923
3,193		W.W. Grainger, Inc	174,944
1,368	*	WESCO International, Inc	42,928
304	*	West Marine, Inc	5,490

		TOTAL WHOLESALE TRADE-DURABLE GOODS	11,001,294

WHOLESALE TRADE-NONDURABLE GOODS - 1.02%
2,928		Airgas, Inc	72,234
1,124	*	Allscripts Healthcare Solutions, Inc	18,670
4,543		AmerisourceBergen Corp	314,148
1,486	*	BioScrip, Inc	8,916
2,448		Brown-Forman Corp (Class B)	148,006
18,676		Cardinal Health, Inc	1,075,421
663	*	Central European Distribution Corp	24,750
6,568	*	Dean Foods Co	231,456
2,277	*	Endo Pharmaceuticals Holdings, Inc	59,840
184	*	Green Mountain Coffee, Inc	6,243
1,215	*	Hain Celestial Group, Inc	23,693
1,184		Handleman Co	19,548
3,788	*	Henry Schein, Inc	157,278
419		Kenneth Cole Productions, Inc (Class A)	13,039
1,179		K-Swiss, Inc (Class A)	38,129
156	*	Maui Land & Pineapple Co	5,940
13,087		McKesson Corp	586,167
2,163	*	Men's Wearhouse, Inc	74,472
836	*	Metals USA, Inc	15,901
1,315		Myers Industries, Inc	16,438
555		Nash Finch Co	20,391
8,184		Nike, Inc (Class B)	708,734
2,569		Nu Skin Enterprises, Inc (Class A)	59,858
392	*	Nuco2, Inc	10,063
2,191	*	Performance Food Group Co	66,190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Equity Index Fund

SHARES			VALUE

245	*	Perry Ellis International, Inc	$5,731
1,324	*	Priority Healthcare Corp (Class B)	33,577
272	*	Provide Commerce, Inc	5,872
2,107		Reebok International Ltd	88,136
19,553		Safeway, Inc	441,702
998	*	School Specialty, Inc	46,407
677	*	Smart & Final, Inc	8,293
1,123	*	Source Interlink Cos, Inc	13,892
896	*	Spartan Stores, Inc	13,144
1,835		Stride Rite Corp	25,305
6,097		Supervalu, Inc	198,823
27,603		Sysco Corp	998,953
287		The Andersons, Inc	10,277
1,535	*	Tractor Supply Co	75,369
1,313	*	TreeHouse Foods, Inc	37,434
1,750	*	United Natural Foods, Inc	53,148
1,325	*	United Stationers, Inc	65,058
406		Valhi, Inc	7,105

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,903,751

		TOTAL COMMON STOCKS	579,315,447

		(Cost $446,301,326)
PRINCIPAL

SHORT-TERM INVESTMENTS - 0.21%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.21%
$1,220,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	1,220,000

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,220,000

		TOTAL SHORT-TERM INVESTMENTS	1,220,000

		(Cost $1,220,000)

		TOTAL PORTFOLIO - 99.95%	580,535,447
		(Cost $447,521,326)

		OTHER ASSETS & LIABILITIES, NET - 0.05%	300,797

		NET ASSETS - 100.00%	$580,836,244

*	Non-income producing
b	In bankruptcy
f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2005, the value of these securities amounted to $0.00 or 0.00% of net assets.
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted security held by the Fund is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE

McLeod (Escrow)	05/14/02	$-	$-

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
S&P 500 INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 100.07%

AMUSEMENT AND RECREATION SERVICES - 0.12%
9,400		Harrah's Entertainment, Inc	$677,458

		TOTAL AMUSEMENT AND RECREATION SERVICES	677,458

APPAREL AND ACCESSORY STORES - 0.45%
39,100		Gap, Inc	772,225
16,800	*	Kohl's Corp	939,288
19,574		Limited Brands, Inc	419,275
6,500		Nordstrom, Inc	441,805

		TOTAL APPAREL AND ACCESSORY STORES	2,572,593

APPAREL AND OTHER TEXTILE PRODUCTS - 0.13%
6,300		Jones Apparel Group, Inc	195,552
5,700		Liz Claiborne, Inc	226,632
5,200		VF Corp	297,544

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	719,728

AUTO REPAIR, SERVICES AND PARKING - 0.02%
3,400		Ryder System, Inc	124,440

		TOTAL AUTO REPAIR, SERVICES AND PARKING	124,440

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
11,700	*	Autonation, Inc	240,084
3,400	*	Autozone, Inc	314,364

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	554,448

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.22%
110,900		Home Depot, Inc	4,314,010
39,900		Lowe's Cos	2,322,978
6,400		Sherwin-Williams Co	301,376

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,938,364

BUSINESS SERVICES - 6.35%
25,200		Adobe Systems, Inc	721,224
6,600	*	Affiliated Computer Services, Inc (Class A)	337,260
11,800	*	Autodesk, Inc	405,566
30,100		Automatic Data Processing, Inc	1,263,297

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

11,700	*	BMC Software, Inc	$210,015
54,300		Cendant Corp	1,214,691
8,666	*	Citrix Systems, Inc	187,705
27,500		Computer Associates International, Inc	755,700
9,500	*	Computer Sciences Corp	415,150
20,619	*	Compuware Corp	148,251
7,300	*	Convergys Corp	103,806
62,756	*	eBay, Inc	2,071,576
15,800	*	Electronic Arts, Inc	894,438
26,700		Electronic Data Systems Corp	513,975
6,800		Equifax, Inc	242,828
40,208		First Data Corp	1,613,949
9,900	*	Fiserv, Inc	425,205
11,757		IMS Health, Inc	291,221
21,900	*	Interpublic Group of Cos, Inc	266,742
9,600	*	Intuit, Inc	433,056
4,400	*	Mercury Interactive Corp	168,784
519,391		Microsoft Corp	12,901,672
6,400	*	Monster Worldwide, Inc	183,552
19,700	*	Novell, Inc	122,140
9,500		Omnicom Group, Inc	758,670
228,510	*	Oracle Corp	3,016,332
14,000	*	Parametric Technology Corp	89,320
8,200		Robert Half International, Inc	204,754
26,853		Siebel Systems, Inc	238,992
175,900	*	Sun Microsystems, Inc	656,107
14,900	*	SunGard Data Systems, Inc	524,033
36,722	*	Symantec Corp	798,336
17,000	*	Unisys Corp	107,610
22,000	*	Veritas Software Corp	536,800
29,300		Waste Management, Inc	830,362
67,800	*	Yahoo!, Inc	2,349,270

		TOTAL BUSINESS SERVICES	36,002,389

CHEMICALS AND ALLIED PRODUCTS - 10.30%
80,100		Abbott Laboratories	3,925,701
11,800		Air Products & Chemicals, Inc	711,540
4,400		Alberto-Culver Co	190,652
63,900	*	Amgen, Inc	3,863,394
5,300		Avery Dennison Corp	280,688
24,500		Avon Products, Inc	927,325
17,765	*	Biogen Idec, Inc	612,004
101,000		Bristol-Myers Squibb Co	2,522,980
7,638	*	Chiron Corp	266,490
8,000		Clorox Co	445,760
27,000		Colgate-Palmolive Co	1,347,570
49,600		Dow Chemical Co	2,208,688
51,400		Du Pont (E.I.) de Nemours & Co	2,210,714
4,300		Eastman Chemical Co	237,145
11,300		Ecolab, Inc	365,668
6,300		Engelhard Corp	179,865
17,700	*	Forest Laboratories, Inc	687,645
13,200	*	Genzyme Corp	793,188
23,300	*	Gilead Sciences, Inc	1,024,967
51,500		Gillette Co	2,607,445
2,700	Great Lakes Chemical Corp	84,969

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

8,200	*	Hospira, Inc	$319,800
4,600		International Flavors & Fragrances, Inc	166,612
12,300	*	King Pharmaceuticals, Inc	128,166
58,500		Lilly (Eli) & Co	3,259,035
12,700	*	MedImmune, Inc	339,344
113,800		Merck & Co, Inc	3,505,040
14,000		Monsanto Co	880,180
13,900		Mylan Laboratories, Inc	267,436
384,320		Pfizer, Inc	10,599,546
8,900		PPG Industries, Inc	558,564
16,700		Praxair, Inc	778,220
127,900		Procter & Gamble Co	6,746,725
9,900		Rohm & Haas Co	458,766
76,200		Schering-Plough Corp	1,452,372
3,700		Sigma-Aldrich Corp	207,348
5,800	*	Watson Pharmaceuticals, Inc	171,448
69,100		Wyeth	3,074,950

		TOTAL CHEMICALS AND ALLIED PRODUCTS	58,407,950

COMMUNICATIONS - 4.09%
16,900		Alltel Corp	1,052,532
41,700		AT&T Corp	793,968
25,200	*	Avaya, Inc	209,664
94,600		BellSouth Corp	2,513,522
6,800		CenturyTel, Inc	235,484
17,600		Citizens Communications Co	236,544
26,300		Clear Channel Communications, Inc	813,459
113,966	*	Comcast Corp (Class A)	3,498,756
9,600	*	NCR Corp	337,152
58,100	*	Nextel Communications, Inc (Class A)	1,877,211
86,200	*	Qwest Communications International, Inc	319,802
170,700		SBC Communications, Inc	4,054,125
76,450		Sprint Corp	1,918,130
15,000	*	Univision Communications, Inc (Class A)	413,250
143,000		Verizon Communications, Inc	4,940,650

		TOTAL COMMUNICATIONS	23,214,249

DEPOSITORY INSTITUTIONS - 10.23%
18,200		AmSouth Bancorp	473,200
207,904		Bank of America Corp	9,482,501
40,200		Bank of New York Co, Inc	1,156,956
28,200		BB&T Corp	1,127,154
268,900		Citigroup, Inc	12,431,247
8,700		Comerica, Inc	502,860
6,400		Compass Bancshares, Inc	288,000
26,952		Fifth Third Bancorp	1,110,692
6,500		First Horizon National Corp	274,300
14,600		Golden West Financial Corp	939,948
11,990		Huntington Bancshares, Inc	289,439
181,836		JPMorgan Chase & Co	6,422,447
21,300		KeyCorp	706,095
5,100		M & T Bank Corp	536,316
11,000		Marshall & Ilsley Corp	488,950
21,800		Mellon Financial Corp	625,442

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

30,647		National City Corp	$1,045,676
24,650		North Fork Bancorp, Inc	692,419
10,440		Northern Trust Corp	475,960
14,800		PNC Financial Services Group, Inc	806,008
23,921		Regions Financial Corp	810,443
18,700		Sovereign Bancorp, Inc	417,758
17,200		State Street Corp	829,900
17,600		SunTrust Banks, Inc	1,271,424
16,000		Synovus Financial Corp	458,720
94,700		U.S. Bancorp	2,765,240
81,464		Wachovia Corp	4,040,614
45,300		Washington Mutual, Inc	1,843,257
87,200		Wells Fargo & Co	5,369,776
4,600		Zions Bancorp	338,238

		TOTAL DEPOSITORY INSTITUTIONS	58,020,980

EATING AND DRINKING PLACES - 0.55%
7,500		Darden Restaurants, Inc	247,350
65,500		McDonald's Corp	1,817,625
6,000		Wendy's International, Inc	285,900
14,900		Yum! Brands, Inc	775,992

		TOTAL EATING AND DRINKING PLACES	3,126,867

EDUCATIONAL SERVICES - 0.12%
8,400	*	Apollo Group, Inc (Class A)	657,048

		TOTAL EDUCATIONAL SERVICES	657,048

ELECTRIC, GAS, AND SANITARY SERVICES - 3.71%
33,700	*	AES Corp	552,006
8,600	*	Allegheny Energy, Inc	216,892
13,800	*	Allied Waste Industries, Inc	109,434
10,500		Ameren Corp	580,650
19,800		American Electric Power Co, Inc	730,026
30,400	*	Calpine Corp	103,360
14,900		Centerpoint Energy, Inc	196,829
10,200		Cinergy Corp	457,164
11,200	*	CMS Energy Corp	168,672
12,700		Consolidated Edison, Inc	594,868
9,300		Constellation Energy Group, Inc	536,517
17,600		Dominion Resources, Inc	1,291,664
9,000		DTE Energy Co	420,930
47,800		Duke Energy Corp	1,421,094
18,400	*	Dynegy, Inc (Class A)	89,424
16,800		Edison International	681,240
33,200	El Paso Corp	382,464
11,000	Entergy Corp	831,050
34,700	Exelon Corp	1,781,151
17,000	FirstEnergy Corp	817,870
20,200	FPL Group, Inc	849,612
9,000	KeySpan Corp	366,300
5,600	Kinder Morgan, Inc	465,920

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

2,200		Nicor, Inc	$90,574
14,000		NiSource, Inc	346,220
1,900		Peoples Energy Corp	82,574
19,100		PG&E Corp	717,014
5,200		Pinnacle West Capital Corp	231,140
9,800		PPL Corp	581,924
12,800		Progress Energy, Inc	579,072
12,300		Public Service Enterprise Group, Inc	748,086
12,300		Sempra Energy	508,113
38,400		Southern Co	1,331,328
10,600		TECO Energy, Inc	200,446
12,400		TXU Corp	1,030,316
29,400		Williams Cos, Inc	558,600
20,700		Xcel Energy, Inc	404,064

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	21,054,608

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.28%
6,057	*	ADC Telecommunications, Inc	131,861
20,300	*	Advanced Micro Devices, Inc	352,002
19,200	*	Altera Corp	380,544
9,451		American Power Conversion Corp	222,949
19,100		Analog Devices, Inc	712,621
8,248	*	Andrew Corp	105,244
18,400	*	Applied Micro Circuits Corp	47,104
15,100	*	Broadcom Corp (Class A)	536,201
31,400	*	CIENA Corp	65,626
330,300	*	Cisco Systems, Inc	6,312,033
10,400	*	Comverse Technology, Inc	245,960
4,800		Cooper Industries Ltd (Class A)	306,720
21,500		Emerson Electric Co	1,346,545
20,685	*	Freescale Semiconductor, Inc (Class B)	438,108
548,200		General Electric Co	18,995,130
319,100		Intel Corp	8,315,746
73,280	*	JDS Uniphase Corp	111,386
6,100		L-3 Communications Holdings, Inc	467,138
15,800		Linear Technology Corp	579,702
20,100	*	LSI Logic Corp	170,649
228,800	*	Lucent Technologies, Inc	665,808
17,100		Maxim Integrated Products, Inc	653,391
4,100		Maytag Corp	64,206
31,700	*	Micron Technology, Inc	323,657
8,723		Molex, Inc	227,147
126,700		Motorola, Inc	2,313,542
18,000		National Semiconductor Corp	396,540
18,900	*	Network Appliance, Inc	534,303
7,200	*	Novellus Systems, Inc	177,912
8,800	*	Nvidia Corp	235,136
9,200	*	PMC-Sierra, Inc	85,836
4,779	*	QLogic Corp	147,528
84,400		Qualcomm, Inc	2,786,044
9,200		Rockwell Collins, Inc	438,656
27,600	*	Sanmina-SCI Corp	150,972
8,000		Scientific-Atlanta, Inc	266,160
23,400	*	Tellabs, Inc	203,580
85,900		Texas Instruments, Inc	2,411,213
3,400		Whirlpool Corp	238,374
18,115		Xilinx, Inc	461,933

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	52,625,207

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 0.36%
4,500		Fluor Corp	$259,155
14,400		Moody's Corp	647,424
18,600		Paychex, Inc	605,244
9,400		Quest Diagnostics, Inc	500,738

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,012,561

FABRICATED METAL PRODUCTS - 0.25%
5,700		Ball Corp	204,972
14,100		Illinois Tool Works, Inc	1,123,488
3,000		Snap-On, Inc	102,900

		TOTAL FABRICATED METAL PRODUCTS	1,431,360

FOOD AND KINDRED PRODUCTS - 3.36%
40,100		Anheuser-Busch Cos, Inc	1,834,575
32,200		Archer Daniels Midland Co	688,436
17,000		Campbell Soup Co	523,090
117,000		Coca-Cola Co	4,884,750
18,200		Coca-Cola Enterprises, Inc	400,582
27,000		Conagra Foods, Inc	625,320
19,100		General Mills, Inc	893,689
18,100		H.J. Heinz Co	641,102
6,000	*	Hercules, Inc	84,900
11,400		Hershey Foods Corp	707,940
18,200		Kellogg Co	808,808
7,100		McCormick & Co, Inc (Non-Vote)	232,028
4,200		Molson Coors Brewing Co (Class B)	260,400
10,100		Pepsi Bottling Group, Inc	288,961
86,500		PepsiCo, Inc	4,664,945
40,700		Sara Lee Corp	806,267
10,100		Wrigley (Wm.) Jr Co	695,284

		TOTAL FOOD AND KINDRED PRODUCTS	19,041,077

FOOD STORES - 0.38%
19,000		Albertson's, Inc	392,920
37,600	*	Kroger Co	715,528
20,138	*	Starbucks Corp	1,040,329

		TOTAL FOOD STORES	2,148,777

FORESTRY - 0.14%
12,600		Weyerhaeuser Co	801,990

		TOTAL FORESTRY	801,990

FURNITURE AND FIXTURES - 0.33%
9,800		Johnson Controls, Inc	552,034
9,800		Leggett & Platt, Inc	260,484
22,400		Masco Corp	711,424
14,200		Newell Rubbermaid, Inc	338,528

		TOTAL FURNITURE AND FIXTURES	1,862,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.36%
15,400	*	Bed Bath & Beyond, Inc	$643,412
15,400		Best Buy Co, Inc	1,055,670
9,700		Circuit City Stores, Inc (Circuit City Group)	167,713
8,000		RadioShack Corp	185,360

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	2,052,155

GENERAL BUILDING CONTRACTORS - 0.32%
6,600		Centex Corp	466,422
13,000		D.R. Horton, Inc	488,930
4,300		KB Home	327,789
6,200		Pulte Homes, Inc	522,350

		TOTAL GENERAL BUILDING CONTRACTORS	1,805,491

GENERAL MERCHANDISE STORES - 2.68%
6,000	*	Big Lots, Inc	79,440
24,680		Costco Wholesale Corp	1,106,158
3,900		Dillard's, Inc (Class A)	91,338
15,600		Dollar General Corp	317,616
8,700		Family Dollar Stores, Inc	227,070
8,800		Federated Department Stores, Inc	644,864
13,600		J.C. Penney Co, Inc	715,088
15,400		May Department Stores Co	618,464
45,600		Target Corp	2,481,096
24,300		TJX Cos, Inc	591,705
172,900		Wal-Mart Stores, Inc	8,333,780

		TOTAL GENERAL MERCHANDISE STORES	15,206,619

HEALTH SERVICES - 0.81%
23,400	*	Caremark Rx, Inc	1,041,768
7,800	*	Express Scripts, Inc	389,844
21,800		HCA, Inc	1,235,406
12,700		Health Management Associates, Inc (Class A)	332,486
7,000	*	Laboratory Corp of America Holdings	349,300
4,600		Manor Care, Inc	182,758
14,308	*	Medco Health Solutions, Inc	763,475
24,100	*	Tenet Healthcare Corp	294,984

		TOTAL HEALTH SERVICES	4,590,021

HOLDING AND OTHER INVESTMENT OFFICES - 1.61%
5,000		Apartment Investment & Management Co (Class A)	204,600
10,200		Archstone-Smith Trust	393,924
21,000		Equity Office Properties Trust	695,100
14,800		Equity Residential	544,936
44,000		Honeywell International, Inc	1,611,720
9,500		Plum Creek Timber Co, Inc	344,850
9,600		Prologis	386,304
11,400		Simon Property Group, Inc	826,386
34,383		SPDR Trust Series 1	4,097,766

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,105,586

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.32%
19,700		Hilton Hotels Corp	$469,845
10,200		Marriott International, Inc (Class A)	695,844
11,100		Starwood Hotels & Resorts Worldwide, Inc	650,127

		TOTAL HOTELS AND OTHER LODGING PLACES	1,815,816

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.43%
39,700		3M Co	2,870,310
9,200		American Standard Cos, Inc	385,664
42,500	*	Apple Computer, Inc	1,564,425
84,900		Applied Materials, Inc	1,373,682
4,100		Black & Decker Corp	368,385
17,700		Caterpillar, Inc	1,686,987
2,300		Cummins, Inc	171,603
12,700		Deere & Co	831,723
125,100	*	Dell, Inc	4,942,701
10,500		Dover Corp	381,990
7,700		Eaton Corp	461,230
124,100	*	EMC Corp	1,701,411
15,500	*	Gateway, Inc	51,150
149,100		Hewlett-Packard Co	3,505,341
8,700		Ingersoll-Rand Co (Class A)	620,745
83,400		International Business Machines Corp	6,188,280
17,700		International Game Technology	498,255
9,500	*	Jabil Circuit, Inc	291,935
6,600	*	Lexmark International, Inc	427,878
8,900	*	National Oilwell Varco, Inc	423,106
6,400		Pall Corp	194,304
6,200		Parker Hannifin Corp	384,462
11,900		Pitney Bowes, Inc	518,245
9,000		Rockwell Automation, Inc	438,390
50,000	*	Solectron Corp	189,500
3,900		Stanley Works	177,606
12,600		Symbol Technologies, Inc	124,362

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	30,773,670

INSTRUMENTS AND RELATED PRODUCTS - 2.98%
22,300	*	Agilent Technologies, Inc	513,346
6,800		Allergan, Inc	579,632
10,300		Applera Corp (Applied Biosystems Group)	202,601
5,400		Bard (C.R.), Inc	359,154
2,800		Bausch & Lomb, Inc	232,400
32,200		Baxter International, Inc	1,194,620
13,200		Becton Dickinson & Co	692,604
13,000		Biomet, Inc	450,320
38,700	*	Boston Scientific Corp	1,044,900
14,200		Danaher Corp	743,228
14,800		Eastman Kodak Co	397,380
6,200	*	Fisher Scientific International, Inc	402,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

16,800		Guidant Corp	$1,130,640
10,100		KLA-Tencor Corp	441,370
62,500		Medtronic, Inc	3,236,875
2,600	*	Millipore Corp	147,498
6,500		PerkinElmer, Inc	122,850
23,300		Raytheon Co	911,496
18,700	*	St. Jude Medical, Inc	815,507
19,500		Stryker Corp	927,420
4,600		Tektronix, Inc	107,042
9,900	*	Teradyne, Inc	118,503
8,400	*	Thermo Electron Corp	225,708
6,100	*	Waters Corp	226,737
49,500	*	Xerox Corp	682,605
12,800	*	Zimmer Holdings, Inc	974,976

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,881,792

INSURANCE AGENTS, BROKERS AND SERVICE - 0.47%
16,400		AON Corp	410,656
15,300		Hartford Financial Services Group, Inc	1,144,134
8,500	*	Humana, Inc	337,790
27,500		Marsh & McLennan Cos, Inc	761,750

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,654,330

INSURANCE CARRIERS - 5.46%
14,800		ACE Ltd	663,780
15,000		Aetna, Inc	1,242,300
25,900		Aflac, Inc	1,120,952
34,500		Allstate Corp	2,061,375
5,600		Ambac Financial Group, Inc	390,656
134,100		American International Group, Inc	7,791,210
10,100		Chubb Corp	864,661
6,800		Cigna Corp	727,804
8,615		Cincinnati Financial Corp	340,809
7,100		Jefferson-Pilot Corp	357,982
8,900		Lincoln National Corp	417,588
8,200		Loews Corp	635,500
7,000		MBIA, Inc	415,170
37,900		MetLife, Inc	1,703,226
5,000		MGIC Investment Corp	326,100
15,100		Principal Financial Group	632,690
10,350		Progressive Corp	1,022,684
27,100		Prudential Financial, Inc	1,779,386
6,592		Safeco Corp	358,209
34,747		St. Paul Travelers Cos, Inc	1,373,549
5,500		Torchmark Corp	287,100
65,400		UnitedHealth Group, Inc	3,409,956
15,400		UnumProvident Corp	282,128
31,600	*	WellPoint, Inc	2,200,624
7,200		XL Capital Ltd (Class A)	535,824

		TOTAL INSURANCE CARRIERS	30,941,263

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

LEATHER AND LEATHER PRODUCTS - 0.11%
19,400	*	Coach, Inc	$651,258

		TOTAL LEATHER AND LEATHER PRODUCTS	651,258

LUMBER AND WOOD PRODUCTS - 0.03%
5,800		Louisiana-Pacific Corp	142,564

		TOTAL LUMBER AND WOOD PRODUCTS	142,564

METAL MINING - 0.30%
9,300		Freeport-McMoRan Copper & Gold, Inc (Class A)	348,192
23,000		Newmont Mining Corp	897,690
5,000		Phelps Dodge Corp	462,500

		TOTAL METAL MINING	1,708,382

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.75%
7,500		Fortune Brands, Inc	666,000
8,600		Hasbro, Inc	178,794
21,200		Mattel, Inc	387,960
104,300		Tyco International Ltd	3,045,560

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,278,314

MISCELLANEOUS RETAIL - 1.09%
41,800		CVS Corp	1,215,126
16,400	*	Office Depot, Inc	374,576
5,288	*	Sears Holdings Corp	792,513
38,026		Staples, Inc	810,714
7,400		Tiffany & Co	242,424
11,500	*	Toys 'R' Us, Inc	304,520
52,800		Walgreen Co	2,428,272

		TOTAL MISCELLANEOUS RETAIL	6,168,145

MOTION PICTURES - 1.61%
149,000		News Corp (Class A)	2,410,820
242,100	*	Time Warner, Inc	4,045,491
105,500		Walt Disney Co	2,656,490

		TOTAL MOTION PICTURES	9,112,801

NONDEPOSITORY INSTITUTIONS - 2.51%
60,500		American Express Co	3,220,415
13,000		Capital One Financial Corp	1,040,130
10,800		CIT Group, Inc	464,076
30,300		Countrywide Financial Corp	1,169,883
50,000		Fannie Mae	2,920,000
35,700		Freddie Mac	2,328,711
65,500		MBNA Corp	1,713,480

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

15,100	*	Providian Financial Corp	$266,213
21,800		SLM Corp	1,107,440

		TOTAL NONDEPOSITORY INSTITUTIONS	14,230,348

NONMETALLIC MINERALS, EXCEPT FUELS - 0.06%
5,300		Vulcan Materials Co	344,447

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	344,447

OIL AND GAS EXTRACTION - 2.75%
12,200		Anadarko Petroleum Corp	1,002,230
16,910		Apache Corp	1,092,386
17,500		Baker Hughes, Inc	895,300
8,400		BJ Services Co	440,832
19,900		Burlington Resources, Inc	1,099,276
24,400		Devon Energy Corp	1,236,592
12,500		EOG Resources, Inc	710,000
26,100		Halliburton Co	1,248,102
6,027		Kerr-McGee Corp	459,920
7,700		Nabors Industries Ltd	466,774
7,000		Noble Corp	430,570
20,600		Occidental Petroleum Corp	1,584,758
5,800		Rowan Cos, Inc	172,318
30,400		Schlumberger Ltd	2,308,576
16,800		Transocean, Inc	906,696
14,155		Unocal Corp	920,783
18,566		XTO Energy, Inc	631,058

		TOTAL OIL AND GAS EXTRACTION	15,606,171

PAPER AND ALLIED PRODUCTS - 0.62%
5,400		Bemis Co	143,316
13,400		Georgia-Pacific Corp	426,120
25,300		International Paper Co	764,313
24,700		Kimberly-Clark Corp	1,545,973
9,700		MeadWestvaco Corp	271,988
3,700		OfficeMax, Inc	110,149
6,400		Temple-Inland, Inc	237,760

		TOTAL PAPER AND ALLIED PRODUCTS	3,499,619

PERSONAL SERVICES - 0.14%
7,700		Cintas Corp	297,220
8,700		H & R Block, Inc	507,645

		TOTAL PERSONAL SERVICES	804,865

PETROLEUM AND COAL PRODUCTS - 5.68%
4,400		Amerada Hess Corp	468,644
3,400		Ashland, Inc	244,358
108,400		ChevronTexaco Corp	6,061,728
71,900		ConocoPhillips	4,133,531

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

329,000		ExxonMobil Corp	$18,907,630
17,900		Marathon Oil Corp	955,323
3,600		Sunoco, Inc	409,248
13,300		Valero Energy Corp	1,052,163

		TOTAL PETROLEUM AND COAL PRODUCTS	32,232,625

PRIMARY METAL INDUSTRIES - 0.55%
45,000		Alcoa, Inc	1,175,850
4,800		Allegheny Technologies, Inc	105,888
74,800	*	Corning, Inc	1,243,176
8,300		Nucor Corp	378,646
6,000		United States Steel Corp	206,220

		TOTAL PRIMARY METAL INDUSTRIES	3,109,780

PRINTING AND PUBLISHING - 1.07%
3,500		Dow Jones & Co, Inc	124,075
12,900		Gannett Co, Inc	917,577
3,800		Knight Ridder, Inc	233,092
19,300		McGraw-Hill Cos, Inc	854,025
2,400		Meredith Corp	117,744
7,500		New York Times Co (Class A)	233,625
11,000		R.R. Donnelley & Sons Co	379,610
15,500		Tribune Co	545,290
83,200		Viacom, Inc (Class B)	2,664,064

		TOTAL PRINTING AND PUBLISHING	6,069,102

RAILROAD TRANSPORTATION - 0.51%
19,400		Burlington Northern Santa Fe Corp	913,352
11,100		CSX Corp	473,526
20,800		Norfolk Southern Corp	643,968
13,700		Union Pacific Corp	887,760

		TOTAL RAILROAD TRANSPORTATION	2,918,606

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.07%
3,800		Cooper Tire & Rubber Co	70,566
9,100	*	Goodyear Tire & Rubber Co	135,590
4,400	*	Sealed Air Corp	219,076

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	425,232

SECURITY AND COMMODITY BROKERS - 2.20%
5,900		Bear Stearns Cos, Inc	613,246
58,800		Charles Schwab Corp	663,264
19,000	*	E*Trade Financial Corp	265,810
5,000		Federated Investors, Inc (Class B)	150,050
10,200		Franklin Resources, Inc	785,196
22,800		Goldman Sachs Group, Inc	2,326,056
11,700		Janus Capital Group, Inc	175,968
14,300		Lehman Brothers Holdings, Inc	1,419,704

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

48,800		Merrill Lynch & Co, Inc	$2,684,488
56,600		Morgan Stanley	2,969,802
6,400		T Rowe Price Group, Inc	400,640

		TOTAL SECURITY AND COMMODITY BROKERS	12,454,224

TOBACCO PRODUCTS - 1.37%
107,000		Altria Group, Inc	6,918,620
6,000		Reynolds American, Inc	472,800
8,700		UST, Inc	397,242

		TOTAL TOBACCO PRODUCTS	7,788,662

TRANSPORTATION BY AIR - 0.32%
7,600	*	Delta Air Lines, Inc	28,576
15,600		FedEx Corp	1,263,756
38,000		Southwest Airlines Co	529,340

		TOTAL TRANSPORTATION BY AIR	1,821,672

TRANSPORTATION EQUIPMENT - 2.60%
42,700		Boeing Co	2,818,200
5,100		Brunswick Corp	220,932
8,200		Dana Corp	123,082
28,800		Delphi Corp	133,920
95,000		Ford Motor Co	972,800
10,400		General Dynamics Corp	1,139,216
29,100		General Motors Corp	989,400
8,900		Genuine Parts Co	365,701
6,300		Goodrich Corp	258,048
14,700		Harley-Davidson, Inc	729,120
4,800		ITT Industries, Inc	468,624
21,000		Lockheed Martin Corp	1,362,270
3,600	*	Navistar International Corp	115,200
18,500		Northrop Grumman Corp	1,022,125
8,894		Paccar, Inc	604,792
7,700	*	Pactiv Corp	166,166
6,900		Textron, Inc	523,365
52,900		United Technologies Corp	2,716,415

		TOTAL TRANSPORTATION EQUIPMENT	14,729,376

TRANSPORTATION SERVICES - 0.02%
6,600		Sabre Holdings Corp	131,670

		TOTAL TRANSPORTATION SERVICES	131,670

TRUCKING AND WAREHOUSING - 0.70%
57,500		United Parcel Service, Inc (Class B)	3,976,700

		TOTAL TRUCKING AND WAREHOUSING	3,976,700

WATER TRANSPORTATION - 0.26%
27,200		Carnival Corp	1,483,760

		TOTAL WATER TRANSPORTATION	1,483,760

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - SP 500 Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.81%
153,700		Johnson & Johnson	$9,990,500
6,700	*	Visteon Corp	40,401
4,400		W.W. Grainger, Inc	241,076

		TOTAL WHOLESALE TRADE-DURABLE GOODS	10,271,977

WHOLESALE TRADE-NONDURABLE GOODS - 1.01%
5,500		AmerisourceBergen Corp	380,325
4,700		Brown-Forman Corp (Class B)	284,162
22,100		Cardinal Health, Inc	1,272,518
15,200		McKesson Corp	680,808
11,800		Nike, Inc (Class B)	1,021,880
3,000		Reebok International Ltd	125,490
23,100		Safeway, Inc	521,829
7,000		Supervalu, Inc	228,270
32,700		Sysco Corp	1,183,413

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,698,695

		TOTAL COMMON STOCKS	567,480,302
		(Cost $531,434,267)

PRINCIPAL

SHORT-TERM INVESTMENTS - 0.73%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.73%
$ 4,120,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	4,120,000

		TOTAL SHORT-TERM INVESTMENTS	4,120,000
		(Cost $4,120,000)

		TOTAL PORTFOLIO - 100.80%	571,600,302
		(Cost $535,554,267)

		OTHER ASSETS & LIABILITIES, NET - (0.80%)	(4,505,381)

		NET ASSETS - 100.00%	$567,094,921

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.92%

AMUSEMENT AND RECREATION SERVICES - 0.67%
1,885		Harrah's Entertainment, Inc	$135,852
68		International Speedway Corp (Class A)	3,826
1,119	*	Penn National Gaming, Inc	40,843
227		Westwood One, Inc	4,638

		TOTAL AMUSEMENT AND RECREATION SERVICES	185,159

APPAREL AND ACCESSORY STORES - 2.61%
1,428		Abercrombie & Fitch Co (Class A)	98,104
1,958		American Eagle Outfitters, Inc	60,013
577	*	AnnTaylor Stores Corp	14,010
312		Bebe Stores, Inc	8,259
2,975	*	Chico's FAS, Inc	101,983
1,350		Claire's Stores, Inc	32,467
1,280		Foot Locker, Inc	34,842
5,813		Limited Brands, Inc	124,514
1,816		Nordstrom, Inc	123,433
2,449		Ross Stores, Inc	70,801
886	*	Urban Outfitters, Inc	50,227

		TOTAL APPAREL AND ACCESSORY STORES	718,653

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
67	*	Columbia Sportswear Co	3,309
220		Polo Ralph Lauren Corp	9,484
1,951	*	Quiksilver, Inc	31,177

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	43,970

AUTO REPAIR, SERVICES AND PARKING - 0.05%
393		Ryder System, Inc	14,384

		TOTAL AUTO REPAIR, SERVICES AND PARKING	14,384

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.04%
1,182	*	Advance Auto Parts	76,298
933	*	Autozone, Inc	86,265
1,725	*	Carmax, Inc	45,971
1,183	*	Copart, Inc	28,155
1,653	*	O'Reilly Automotive, Inc	49,276

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	285,965

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.56%
1,033		Fastenal Co	$63,281
1,918		Sherwin-Williams Co	90,319

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	153,600

BUSINESS SERVICES - 10.62%
2,993	*	Activision, Inc	49,444
1,275	*	Affiliated Computer Services, Inc (Class A)	65,153
1,972	*	Akamai Technologies, Inc	25,892
1,377	*	Alliance Data Systems Corp	55,851
978	*	Ask Jeeves, Inc	29,526
3,769	*	Autodesk, Inc	129,541
407	*	BEA Systems, Inc	3,573
851	*	Bisys Group, Inc	12,714
1,585	*	BMC Software, Inc	28,451
693		Brink's Co	24,948
493	*	CACI International, Inc (Class A)	31,138
2,106	*	Cadence Design Systems, Inc	28,768
1,191	*	Ceridian Corp	23,201
493	*	Cerner Corp	33,509
946		Certegy, Inc	36,156
1,124	*	Checkfree Corp	38,283
1,491	*	ChoicePoint, Inc	59,715
2,799	*	Citrix Systems, Inc	60,626
2,238	*	Cognizant Technology Solutions Corp	105,477
2,847	*	Compuware Corp	20,470
1,221	*	DST Systems, Inc	57,143
1,956		Electronic Data Systems Corp	37,653
1,642		Equifax, Inc	58,636
613	*	F5 Networks, Inc	28,955
842		Fair Isaac Corp	30,733
3,162	*	Fiserv, Inc	135,808
821	*	Getty Images, Inc	60,967
1,900		GTECH Holdings Corp	55,556
662	*	Hyperion Solutions Corp	26,639
3,746		IMS Health, Inc	92,788
280		Interactive Data Corp	5,818
6,180	*	Interpublic Group of Cos, Inc	75,272
2,725	*	Intuit, Inc	122,925
1,810	*	Iron Mountain, Inc	56,146
792	*	Kinetic Concepts, Inc	47,520
1,250	*	Lamar Advertising Co	53,463
1,246	*	Macromedia, Inc	47,622
400		Manpower, Inc	15,912
2,685	*	McAfee, Inc	70,293
1,432	*	Mercury Interactive Corp	54,932
1,708	*	Monster Worldwide, Inc	48,985
950		National Instruments Corp	20,140
1,481	*	NAVTEQ Corp	55,064
920	*	Pixar	46,046
3,042	*	Red Hat, Inc	39,850
874	*	Rent-A-Center, Inc	20,356
109		Reynolds & Reynolds Co (Class A)	2,946
2,868		Robert Half International, Inc	71,614
1,125	*	Salesforce.com, Inc	23,040
3,024		Servicemaster Co	40,522
1,016		Siebel Systems, Inc	9,042

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

476	*	SRA International, Inc (Class A)	$16,527
33,853	*	Sun Microsystems, Inc	126,272
4,486	*	SunGard Data Systems, Inc	157,773
398	*	Synopsys, Inc	6,635
991	*	Take-Two Interactive Software, Inc	25,221
700		Total System Services, Inc	16,870
4,457	*	VeriSign, Inc	128,183
1,251	*	Veritas Software Corp	30,524
4,581	*	WebMD Corp	47,047

		TOTAL BUSINESS SERVICES	2,929,874

CHEMICALS AND ALLIED PRODUCTS - 6.02%
342		Alberto-Culver Co	14,819
400	*	American Pharmaceutical Partners, Inc	16,500
1,253		Avery Dennison Corp	66,359
1,680	*	Barr Pharmaceuticals, Inc	81,883
2,561	*	Biogen Idec, Inc	88,226
960	*	Cephalon, Inc	38,218
514	*	Charles River Laboratories International, Inc	24,800
914		Chemtura Corp	12,933
1,674	*	Chiron Corp	58,406
1,049		Church & Dwight Co, Inc	37,974
708		Dade Behring Holdings, Inc	46,027
3,033		Ecolab, Inc	98,148
550	*	Eon Labs, Inc	16,852
2,251		Estee Lauder Cos (Class A)	88,082
5,897	*	Forest Laboratories, Inc	229,098
1,262	*	Hospira, Inc	49,218
540	*	Idexx Laboratories, Inc	33,658
1,249	*	ImClone Systems, Inc	38,682
1,557		International Flavors & Fragrances, Inc	56,395
401	*	Invitrogen Corp	33,399
3,330	*	IVAX Corp	71,595
219	*	Kos Pharmaceuticals, Inc	14,345
4,096	*	MedImmune, Inc	109,445
2,700	*	Millennium Pharmaceuticals, Inc	25,029
1,264		Mylan Laboratories, Inc	24,319
1,375	*	Nalco Holding Co	26,991
941	*	OSI Pharmaceuticals, Inc	38,459
1,744	*	Protein Design Labs, Inc	35,246
194		Rohm & Haas Co	8,990
100	*	Scotts Miracle-Gro Co (Class A)	7,121
1,732	*	Sepracor, Inc	103,937
113		Sigma-Aldrich Corp	6,332
1,516		Valeant Pharmaceuticals International	26,727
1,310	*	VCA Antech, Inc	31,768

		TOTAL CHEMICALS AND ALLIED PRODUCTS	1,659,981

COAL MINING - 0.87%
405		Arch Coal, Inc	22,060
1,092		Consol Energy, Inc	58,510
1,264		Massey Energy Co	47,678
2,158		Peabody Energy Corp	112,302

		TOTAL COAL MINING	240,550

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES	VALUE

COMMUNICATIONS - 3.60%
2,185	*	Alamosa Holdings, Inc	$30,372
3,398	*	American Tower Corp (Class A)	71,426
5,700	*	Avaya, Inc	47,424
3,299	*	Cablevision Systems Corp (Class A)	106,228
2,336	*	Crown Castle International Corp	47,468
3,790		EchoStar Communications Corp (Class A)	114,269
500		Global Payments, Inc	33,900
1,660	*	Liberty Global, Inc	77,472
766	*	NCR Corp	26,902
2,479	*	Nextel Partners, Inc (Class A)	62,396
951	*	NII Holdings, Inc (Class B)	60,807
340		PanAmSat Holding Corp	6,973
759	*	Spectrasite, Inc	56,492
214		Telephone and Data Systems, Inc (Non-Vote)	8,733
100	*	U.S. Cellular Corp	4,994
1,831	*	Univision Communications, Inc (Class A)	50,444
300	*	West Corp	11,520
1,365	*	Western Wireless Corp (Class A)	57,740
3,496	*	XM Satellite Radio Holdings, Inc	117,675

		TOTAL COMMUNICATIONS	993,235

DEPOSITORY INSTITUTIONS - 2.19%
101		Bank of Hawaii Corp	5,126
2,374		Commerce Bancorp, Inc	71,956
871		East West Bancorp, Inc	29,257
10,044		Hudson City Bancorp, Inc	114,602
540		IndyMac Bancorp, Inc	21,994
1,105		Investors Financial Services Corp	41,791
518		Mellon Financial Corp	14,861
1,828		Northern Trust Corp	83,339
977		People's Bank	29,544
5,243		Synovus Financial Corp	150,317
1,634		TCF Financial Corp	42,288

		TOTAL DEPOSITORY INSTITUTIONS	605,075

EATING AND DRINKING PLACES - 1.43%
1,341		Applebee's International, Inc	35,523
1,185		Aramark Corp (Class B)	31,284
1,550	*	Brinker International, Inc	62,078
370		CBRL Group, Inc	14,378
2,588		Darden Restaurants, Inc	85,352
1,000		Outback Steakhouse, Inc	45,240
988	*	Sonic Corp	30,164
1,291	*	The Cheesecake Factory, Inc	44,836
979		Wendy's International, Inc	46,649

		TOTAL EATING AND DRINKING PLACES	395,504

EDUCATIONAL SERVICES - 0.65%
1,698	*	Career Education Corp	62,164
1,231	*	Education Management Corp	41,521

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

767	*	ITT Educational Services, Inc	$40,973
738	*	Laureate Education, Inc	35,321

		TOTAL EDUCATIONAL SERVICES	179,979

ELECTRIC, GAS, AND SANITARY SERVICES - 1.87%
10,999	*	AES Corp	180,164
1,102	*	Allied Waste Industries, Inc	8,739
164		Aqua America, Inc	4,877
1,465		Kinder Morgan, Inc	121,888
334		Questar Corp	22,010
800	*	Stericycle, Inc	40,256
872		Western Gas Resources, Inc	30,433
5,694		Williams Cos, Inc	108,186

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	516,553

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.85%
3,427	*	Advanced Micro Devices, Inc	59,424
3,060	*	Agere Systems, Inc	36,720
6,243	*	Altera Corp	123,736
2,748		American Power Conversion Corp	64,825
1,152		Ametek, Inc	48,211
1,456		Amphenol Corp (Class A)	58,487
6,204		Analog Devices, Inc	231,471
683	*	Andrew Corp	8,715
200		AVX Corp	2,424
4,667	*	Broadcom Corp (Class A)	165,725
2,939	*	Comverse Technology, Inc	69,507
1,300	*	Cree, Inc	33,111
400	*	Dolby Laboratories, Inc (Class A)	8,824
968	*	Energizer Holdings, Inc	60,181
726	*	Freescale Semiconductor, Inc (Class B)	15,377
1,130		Harman International Industries, Inc	91,937
1,846		Harris Corp	57,614
837	*	International Rectifier Corp	39,942
1,300		Intersil Corp (Class A)	24,401
11,692	*	JDS Uniphase Corp	17,772
1,138		L-3 Communications Holdings, Inc	87,148
5,108		Linear Technology Corp	187,413
2,370	*	LSI Logic Corp	20,121
5,506		Maxim Integrated Products, Inc	210,384
2,275	*	MEMC Electronic Materials, Inc	35,877
3,446		Microchip Technology, Inc	102,071
5,000	*	Micron Technology, Inc	51,050
1,162		Molex, Inc	30,258
5,870		National Semiconductor Corp	129,316
6,140	*	Network Appliance, Inc	173,578
1,048	*	Novellus Systems, Inc	25,896
2,809	*	Nvidia Corp	75,056
1,495	*	QLogic Corp	46,151
2,945		Rockwell Collins, Inc	140,418
4,500	*	Sanmina-SCI Corp	24,615
2,142		Scientific-Atlanta, Inc	71,264
22,248	*	Sirius Satellite Radio, Inc	144,167

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

437	*	Spectrum Brands, Inc	$14,421
446	*	Thomas & Betts Corp	12,595
1,405	*	Titan Corp	31,950
1,142	*	Vishay Intertechnology, Inc	13,556
5,849		Xilinx, Inc	149,149

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,994,858

ENGINEERING AND MANAGEMENT SERVICES - 3.20%
2,758	*	Celgene Corp	112,444
684		Corporate Executive Board Co	53,578
1,431		Fluor Corp	82,411
951	*	Gen-Probe, Inc	34,455
359	*	Hewitt Associates, Inc	9,517
765	*	Jacobs Engineering Group, Inc	43,039
4,164		Moody's Corp	187,213
5,586		Paychex, Inc	181,769
804	*	Pharmaceutical Product Development, Inc	37,675
2,660		Quest Diagnostics, Inc	141,698

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	883,799

FABRICATED METAL PRODUCTS - 0.30%
476	*	Alliant Techsystems, Inc	33,605
257		Ball Corp	9,242
2,742	*	Crown Holdings, Inc	39,019

		TOTAL FABRICATED METAL PRODUCTS	81,866

FOOD AND KINDRED PRODUCTS - 0.93%
1,916		Campbell Soup Co	58,955
788	*	Constellation Brands, Inc (Class A)	23,246
3,092		H.J. Heinz Co	109,519
1,511		McCormick & Co, Inc (Non-Vote)	49,380
569		Pepsi Bottling Group, Inc	16,279

		TOTAL FOOD AND KINDRED PRODUCTS	257,379

FOOD STORES - 0.61%
443	*	7-Eleven, Inc	13,396
445	*	Panera Bread Co (Class A)	27,628
1,080		Whole Foods Market, Inc	127,764

		TOTAL FOOD STORES	168,788

FURNITURE AND FIXTURES - 0.68%
1,200		Herman Miller, Inc	37,008
246		Hillenbrand Industries, Inc	12,435
916		HNI Corp	46,854
597		Johnson Controls, Inc	33,629
872		Leggett & Platt, Inc	23,178

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

812		Newell Rubbermaid, Inc	$19,358
706	*	Tempur-Pedic International, Inc	15,659

		TOTAL FURNITURE AND FIXTURES	188,121

FURNITURE AND HOMEFURNISHINGS STORES - 1.41%
4,962	*	Bed Bath & Beyond, Inc	207,312
1,318		Circuit City Stores, Inc (Circuit City Group)	22,788
202	*	Mohawk Industries, Inc	16,665
2,573		RadioShack Corp	59,617
478		Steelcase, Inc (Class A)	6,620
1,907	*	Williams-Sonoma, Inc	75,460

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	388,462

GENERAL BUILDING CONTRACTORS - 2.40%
290		Beazer Homes U.S.A., Inc	16,573
1,156		Centex Corp	81,695
3,298		D.R. Horton, Inc	124,038
496	*	Hovnanian Enterprises, Inc (Class A)	32,339
1,112		KB Home	84,768
1,277		Lennar Corp (Class A)	81,026
334		MDC Holdings, Inc	27,471
90	*	NVR, Inc	72,900
617		Ryland Group, Inc	46,812
71		Standard-Pacific Corp	6,244
876	*	Toll Brothers, Inc	88,958

		TOTAL GENERAL BUILDING CONTRACTORS	662,824

GENERAL MERCHANDISE STORES - 1.64%
5,528		Dollar General Corp	112,550
2,121		Family Dollar Stores, Inc	55,358
1,358		J.C. Penney Co, Inc	71,404
124		Neiman Marcus Group, Inc (Class A)	12,018
288	*	Saks, Inc	5,463
8,047		TJX Cos, Inc	195,945

		TOTAL GENERAL MERCHANDISE STORES	452,738

HEALTH SERVICES - 3.61%
820	*	Accredo Health, Inc	37,228
1,194	*	Community Health Systems, Inc	45,121
1,046	*	Covance, Inc	46,934
1,778	*	Coventry Health Care, Inc	125,793
1,657	*	DaVita, Inc	75,360
984	*	Edwards Lifesciences Corp	42,332
2,060	*	Express Scripts, Inc	102,959
3,676		Health Management Associates, Inc (Class A)	96,238
2,229	*	Laboratory Corp of America Holdings	111,227
906	*	LifePoint Hospitals, Inc	45,771
1,525	*	Lincare Holdings, Inc	62,281
1,368		Manor Care, Inc	54,351

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

1,126	*	Renal Care Group, Inc	$51,908
319	*	Sierra Health Services, Inc	22,796
1,130	*	Tenet Healthcare Corp	13,831
550	*	Triad Hospitals, Inc	30,052
498		Universal Health Services, Inc (Class B)	30,966

		TOTAL HEALTH SERVICES	995,148

HOLDING AND OTHER INVESTMENT OFFICES - 1.68%
554	*	Affiliated Managers Group, Inc	37,855
654		Catellus Development Corp	21,451
334		Federal Realty Investment Trust	19,706
1,453		General Growth Properties, Inc	59,704
247		Global Signal, Inc	9,300
1,000		iShares Russell Midcap Growth Index Fund	85,650
294		Macerich Co	19,713
923		Mills Corp	56,109
398		New Century Financial Corp	20,477
1,073		Public Storage, Inc	67,867
945		United Dominion Realty Trust, Inc	22,727
1,402		Ventas, Inc	42,340

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	462,899

HOTELS AND OTHER LODGING PLACES - 1.90%
698		Boyd Gaming Corp	35,689
254		Choice Hotels International, Inc	16,688
6,412		Hilton Hotels Corp	152,926
390	*	Las Vegas Sands Corp	13,943
1,996	*	MGM Mirage	79,002
2,197		Starwood Hotels & Resorts Worldwide, Inc	128,678
921		Station Casinos, Inc	61,154
786	*	Wynn Resorts Ltd	37,154

		TOTAL HOTELS AND OTHER LODGING PLACES	525,234

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.83%
3,096		American Standard Cos, Inc	129,784
730		Black & Decker Corp	65,590
267		Carlisle Cos, Inc	18,324
1,027		CDW Corp	58,631
739	*	Cooper Cameron Corp	45,855
432		Cummins, Inc	32,232
1,066		Diebold, Inc	48,087
1,234		Donaldson Co, Inc	37,427
2,257		Dover Corp	82,110
700		Eaton Corp	41,930
1,150	*	FMC Technologies, Inc	36,766
1,147		Graco, Inc	39,078
2,057	*	Grant Prideco, Inc	54,408
674		IDEX Corp	26,023
5,779		International Game Technology	162,679
2,702	*	Jabil Circuit, Inc	83,032

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

1,325		Joy Global, Inc	$44,507
2,292	*	Lam Research Corp	66,330
2,045	*	Lexmark International, Inc	132,577
1,651	*	National Oilwell Varco, Inc	78,489
210		Pall Corp	6,376
861		Parker Hannifin Corp	53,391
1,414		Pentair, Inc	60,533
1,996		Pitney Bowes, Inc	86,926
3,041		Rockwell Automation, Inc	148,127
2,270	*	Sandisk Corp	53,867
992	*	Scientific Games Corp (Class A)	26,715
1,756		Smith International, Inc	111,857
7,878	*	Solectron Corp	29,858
891		Stanley Works	40,576
3,412		Symbol Technologies, Inc	33,676
667		Timken Co	15,408
715		Toro Co	27,606
2,185	*	Varian Medical Systems, Inc	81,566
3,502	*	Western Digital Corp	46,997
1,200	*	Zebra Technologies Corp (Class A)	52,548

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,159,886

INSTRUMENTS AND RELATED PRODUCTS - 5.93%
1,073	*	Advanced Medical Optics, Inc	42,652
1,043	*	Affymetrix, Inc	56,249
6,955	*	Agilent Technologies, Inc	160,104
2,156		Allergan, Inc	183,777
1,738		Bard (C.R.), Inc	115,594
782		Bausch & Lomb, Inc	64,906
1,023		Beckman Coulter, Inc	65,032
4,163		Biomet, Inc	144,206
580		Cooper Cos, Inc	35,299
1,330		Dentsply International, Inc	71,820
1,044	*	Fisher Scientific International, Inc	67,756
1,009	*	Flir Systems, Inc	30,109
598	*	Inamed Corp	40,048
3,255		KLA-Tencor Corp	142,244
487	*	Mettler-Toledo International, Inc	22,684
826	*	Millipore Corp	46,859
1,200		PerkinElmer, Inc	22,680
650	*	Resmed, Inc	42,894
1,184	*	Respironics, Inc	42,754
605		Roper Industries, Inc	43,179
631	*	Techne Corp	28,969
356		Tektronix, Inc	8,284
2,249	*	Teradyne, Inc	26,921
973	*	Thermo Electron Corp	26,144
867	*	Trimble Navigation Ltd	33,787
1,941	*	Waters Corp	72,147

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,637,098

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.56%
909		Brown & Brown, Inc	$40,850
1,273		Gallagher (Arthur J.) & Co	34,537
2,014	*	Humana, Inc	80,036

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	155,423

INSURANCE CARRIERS - 1.12%
401		Ambac Financial Group, Inc	27,974
846	*	AMERIGROUP Corp	34,009
332		Berkley (W.R.) Corp	11,846
146		Erie Indemnity Co (Class A)	7,921
563		HCC Insurance Holdings, Inc	21,321
1,099	*	Health Net, Inc	41,938
75	*	Markel Corp	25,425
139		MBIA, Inc	8,244
850	*	Pacificare Health Systems, Inc	60,732
237	*	Philadelphia Consolidated Holding Corp	20,088
386		Unitrin, Inc	18,953
450	*	WellChoice, Inc	31,261

		TOTAL INSURANCE CARRIERS	309,712

LEATHER AND LEATHER PRODUCTS - 0.88%
6,342	*	Coach, Inc	212,901
800	*	Timberland Co (Class A)	30,976

		TOTAL LEATHER AND LEATHER PRODUCTS	243,877

METAL MINING - 0.76%
2,989		Freeport-McMoRan Copper & Gold, Inc (Class A)	111,908
855		Phelps Dodge Corp	79,088
423		Southern Peru Copper Corp	18,121

		TOTAL METAL MINING	209,117

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.83%
2,404		Fortune Brands, Inc	213,475
762		Mattel, Inc	13,945

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	227,420

MISCELLANEOUS RETAIL - 1.13%
227	*	Barnes & Noble, Inc	8,808
200	*	CKX Inc	2,573
572	*	Dick's Sporting Goods, Inc	22,073
1,237	*	Dollar Tree Stores, Inc	29,688
1,300	*	Marvel Enterprises, Inc	25,636
2,257		Michaels Stores, Inc	93,372
769		MSC Industrial Direct Co (Class A)	25,954
2,376		Petsmart, Inc	72,112
954		Tiffany & Co	31,253

		TOTAL MISCELLANEOUS RETAIL	311,469

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

MOTION PICTURES - 0.23%
613	*	Avid Technology, Inc	$32,661
661	*	DreamWorks Animation SKG, Inc (Class A)	17,318
713		Regal Entertainment Group (Class A)	13,461

		TOTAL MOTION PICTURES	63,440

NONDEPOSITORY INSTITUTIONS - 0.36%
1,022	*	AmeriCredit Corp	26,061
808	*	CapitalSource, Inc	15,861
341	*	First Marblehead Corp	11,955
281	*	Nelnet, Inc	9,349
827	*	Providian Financial Corp	14,580
65		Student Loan Corp	14,287
150		Westcorp	7,863

		TOTAL NONDEPOSITORY INSTITUTIONS	99,956

NONMETALLIC MINERALS, EXCEPT FUELS - 0.40%
516		Florida Rock Industries, Inc	37,849
1,119		Vulcan Materials Co	72,724

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	110,573

OIL AND GAS EXTRACTION - 4.73%
2,677		BJ Services Co	140,489
1,992		Chesapeake Energy Corp	45,418
937	*	Denbury Resources, Inc	37,264
962		Diamond Offshore Drilling, Inc	51,400
1,792		ENSCO International, Inc	64,064
3,955		EOG Resources, Inc	224,644
907		Equitable Resources, Inc	61,676
552		Helmerich & Payne, Inc	25,900
1,517	*	Newfield Exploration Co	60,513
181		Noble Energy, Inc	13,693
2,894		Patterson-UTI Energy, Inc	80,540
129		Pioneer Natural Resources Co	5,428
1,277	*	Plains Exploration & Production Co	45,372
1,392	*	Pride International, Inc	35,774
620	*	Quicksilver Resources, Inc	39,636
1,344		Range Resources Corp	36,154
1,000		Rowan Cos, Inc	29,710
1,205	*	Southwestern Energy Co	56,611
366		Tidewater, Inc	13,952
720	*	Unit Corp	31,687
6,066		XTO Energy, Inc	206,183

		TOTAL OIL AND GAS EXTRACTION	1,306,108

PERSONAL SERVICES - 1.02%
2,322		Cintas Corp	89,629
2,736		H & R Block, Inc	159,646
638	*	Weight Watchers International, Inc	32,927

		TOTAL PERSONAL SERVICES	282,202

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

PETROLEUM AND COAL PRODUCTS - 0.99%
2,725		Murphy Oil Corp	$142,327
893		Sunoco, Inc	101,516
632		Tesoro Corp	29,401

		TOTAL PETROLEUM AND COAL PRODUCTS	273,244

PRIMARY METAL INDUSTRIES - 0.23%
1,593		Allegheny Technologies, Inc	35,142
368		Precision Castparts Corp	28,667

		TOTAL PRIMARY METAL INDUSTRIES	63,809

PRINTING AND PUBLISHING - 1.50%
2,475		Dex Media, Inc	60,415
878		Dow Jones & Co, Inc	31,125
1,126	*	Dun & Bradstreet Corp	69,418
1,348		EW Scripps Co	65,783
1,000		Harte-Hanks, Inc	29,730
706		Meredith Corp	34,636
431	*	R.H. Donnelley Corp	26,713
79		Washington Post Co (Class B)	65,967
775		Wiley (John) & Sons, Inc (Class A)	30,791

		TOTAL PRINTING AND PUBLISHING	414,578

RAILROAD TRANSPORTATION - 0.11%
975		Norfolk Southern Corp	30,186

		TOTAL RAILROAD TRANSPORTATION	30,186

REAL ESTATE - 0.64%
827	*	CB Richard Ellis Group, Inc	36,272
545		Forest City Enterprises, Inc (Class A)	38,695
1,256		St. Joe Co	102,414

		TOTAL REAL ESTATE	177,381

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.15%
1,237	*	Goodyear Tire & Rubber Co	18,431
483	*	Sealed Air Corp	24,049

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	42,480

SECURITY AND COMMODITY BROKERS - 2.58%
1,505	*	Ameritrade Holding Corp	27,978
350		Blackrock, Inc	28,157
566		Chicago Mercantile Exchange	167,253
2,203		Eaton Vance Corp	52,674
1,400		Federated Investors, Inc (Class B)	42,014
500	*	Instinet Group, Inc	2,620
1,751		Legg Mason, Inc	182,297

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

850		Nuveen Investments, Inc	$31,977
1,052		SEI Investments Co	39,292
2,181		T Rowe Price Group, Inc	136,531

		TOTAL SECURITY AND COMMODITY BROKERS	710,793

STONE, CLAY, AND GLASS PRODUCTS - 0.17%
2,582		Gentex Corp	46,992

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	46,992

TOBACCO PRODUCTS - 0.24%
1,439		UST, Inc	65,705

		TOTAL TOBACCO PRODUCTS	65,705

TRANSPORTATION BY AIR - 0.56%
2,661	*	AMR Corp	32,225
1,600	*	JetBlue Airways Corp	32,704
6,496		Southwest Airlines Co	90,489

		TOTAL TRANSPORTATION BY AIR	155,418

TRANSPORTATION EQUIPMENT - 2.33%
249		Autoliv, Inc	10,906
1,194		Brunswick Corp	51,724
1,985		Goodrich Corp	81,306
603		Harsco Corp	32,894
1,396		ITT Industries, Inc	136,291
1,026	*	Navistar International Corp	32,832
611		Oshkosh Truck Corp	47,829
2,506		Paccar, Inc	170,408
275	*	Pactiv Corp	5,934
704		Polaris Industries, Inc	38,016
455		Textron, Inc	34,512

		TOTAL TRANSPORTATION EQUIPMENT	642,652

TRANSPORTATION SERVICES - 0.62%
1,416		C.H. Robinson Worldwide, Inc	82,411
1,765		Expeditors International of Washington, Inc	87,915

		TOTAL TRANSPORTATION SERVICES	170,326

TRUCKING AND WAREHOUSING - 0.41%
870		CNF, Inc	39,063
1,942		Hunt (J.B.) Transport Services, Inc	37,481
987	*	Landstar System, Inc	29,728
326	*	Swift Transportation Co, Inc	7,593

		TOTAL TRUCKING AND WAREHOUSING	113,865

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Growth Index Fund

SHARES			VALUE

WHOLESALE TRADE-DURABLE GOODS - 1.12%
594	*	Avnet, Inc	$13,383
256		BorgWarner, Inc	13,740
1,884	*	Cytyc Corp	41,561
1,050	*	Ingram Micro, Inc (Class A)	16,443
640		Martin Marietta Materials, Inc	44,237
545		Omnicare, Inc	23,124
2,276	*	Patterson Cos, Inc	102,602
868		SCP Pool Corp	30,458
289	*	Tech Data Corp	10,580
235		W.W. Grainger, Inc	12,876

		TOTAL WHOLESALE TRADE-DURABLE GOODS	309,004

WHOLESALE TRADE-NONDURABLE GOODS - 0.94%
853		Brown-Forman Corp (Class B)	51,572
900	*	Endo Pharmaceuticals Holdings, Inc	23,652
1,478	*	Henry Schein, Inc	61,367
1,959		McKesson Corp	87,744
798	*	Men's Wearhouse, Inc	27,475
150		Reebok International Ltd	6,274

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	258,084

		TOTAL COMMON STOCKS	27,575,396
		(Cost $21,414,687)

		TOTAL PORTFOLIO - 99.92%	27,575,396
		(Cost $21,414,687)

		OTHER ASSETS & LIABILITIES, NET - 0.08%	20,756

		NET ASSETS - 100.00%	$27,596,152

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP VALUE INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.82%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.02%
301		Pilgrim's Pride Corp	$10,273

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	10,273

AMUSEMENT AND RECREATION SERVICES - 0.45%
1,581		Harrah's Entertainment, Inc	113,943
733		International Speedway Corp (Class A)	41,238
769	*	Warner Music Group Corp	12,458
1,480		Westwood One, Inc	30,236

		TOTAL AMUSEMENT AND RECREATION SERVICES	197,875

APPAREL AND ACCESSORY STORES - 0.17%
893	*	AnnTaylor Stores Corp	21,682
200		Claire's Stores, Inc	4,810
1,852		Foot Locker, Inc	50,411

		TOTAL APPAREL AND ACCESSORY STORES	76,903

APPAREL AND OTHER TEXTILE PRODUCTS - 0.82%
292	*	Columbia Sportswear Co	14,422
2,845		Jones Apparel Group, Inc	88,309
2,577		Liz Claiborne, Inc	102,461
989		Polo Ralph Lauren Corp	42,636
2,057		VF Corp	117,702

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	365,530

AUTO REPAIR, SERVICES AND PARKING - 0.20%
1,417		Lear Corp	51,550
963		Ryder System, Inc	35,246

		TOTAL AUTO REPAIR, SERVICES AND PARKING	86,796

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
4,294	*	Autonation, Inc	88,113

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	88,113

BUSINESS SERVICES - 3.89%
1,010	*	Affiliated Computer Services, Inc (Class A)	51,611
8,023	*	BEA Systems, Inc	70,442
1,633	*	Bisys Group, Inc	24,397

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

3,080	*	BMC Software, Inc	$55,286
352		Brink's Co	12,672
3,613	*	Cadence Design Systems, Inc	49,354
1,833	*	Ceridian Corp	35,707
289	*	Checkfree Corp	9,843
4,606	*	Computer Sciences Corp	201,282
5,115	*	Compuware Corp	36,777
3,453	*	Convergys Corp	49,102
1,186		Deluxe Corp	48,152
9,682		Electronic Data Systems Corp	186,379
814		Equifax, Inc	29,068
311		Fair Isaac Corp	11,352
453		Interactive Data Corp	9,413
1,374	*	Interpublic Group of Cos, Inc	16,735
337	*	Lamar Advertising Co	14,413
1,557		Manpower, Inc	61,937
9,137	*	Novell, Inc	56,649
589	*	Rent-A-Center, Inc	13,718
1,327		Reynolds & Reynolds Co (Class A)	35,869
2,721		Servicemaster Co	36,461
11,031		Siebel Systems, Inc	98,176
33,923	*	Sun Microsystems, Inc	126,533
454	*	SunGard Data Systems, Inc	15,967
2,088	*	Sybase, Inc	38,315
2,855	*	Synopsys, Inc	47,593
200	*	Take-Two Interactive Software, Inc	5,090
8,190	*	Unisys Corp	51,843
8,496	*	Veritas Software Corp	207,302
1,682	*	WebMD Corp	17,274

		TOTAL BUSINESS SERVICES	1,724,712

CHEMICALS AND ALLIED PRODUCTS - 4.95%
863		Albemarle Corp	31,474
1,270		Alberto-Culver Co	55,029
828		Avery Dennison Corp	43,851
4,562	*	Biogen Idec, Inc	157,161
1,379		Cabot Corp	45,507
1,200	*	Celanese Corp (Series A)	19,068
837	*	Charles River Laboratories International, Inc	40,385
1,464		Chemtura Corp	20,716
100	*	Chiron Corp	3,489
3,735		Clorox Co	208,114
948		Cytec Industries, Inc	37,730
1,895		Eastman Chemical Co	104,509
2,844		Engelhard Corp	81,196
884	*	FMC Corp	49,628
1,945	*	Hospira, Inc	75,855
1,425	*	Huntsman Corp	28,885
559	*	Invitrogen Corp	46,559
5,801	*	King Pharmaceuticals, Inc	60,446
1,598		Lubrizol Corp	67,132
4,799		Lyondell Chemical Co	126,790
3,700	*	Millennium Pharmaceuticals, Inc	34,299
3,038	*	Mosaic Co	47,271
4,648		Mylan Laboratories, Inc	89,428
4,148		PPG Industries, Inc	260,328

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

3,593		Rohm & Haas Co	$166,500
2,800		RPM International, Inc	51,128
400	*	Scotts Miracle-Gro Co (Class A)	28,484
1,473		Sigma-Aldrich Corp	82,547
1,156		Valspar Corp	55,823
2,597	*	Watson Pharmaceuticals, Inc	76,767

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,196,099

COAL MINING - 0.20%
989		Arch Coal, Inc	53,871
690		Consol Energy, Inc	36,970

		TOTAL COAL MINING	90,841

COMMUNICATIONS - 2.73%
593	*	American Tower Corp (Class A)	12,465
3,261	*	Avaya, Inc	27,132
3,195		CenturyTel, Inc	110,643
8,231		Citizens Communications Co	110,625
1,926	*	Crown Castle International Corp	39,136
700		Hearst-Argyle Television, Inc	17,150
3,278	*	Liberty Global, Inc	152,984
6,833	*	MCI, Inc	175,676
3,411	*	NCR Corp	119,794
1,758	*	NTL, Inc	120,282
687		PanAmSat Holding Corp	14,090
36,675	*	Qwest Communications International, Inc	136,064
2,257		Telephone and Data Systems, Inc (Non-Vote)	92,108
200	*	U.S. Cellular Corp	9,988
2,590	*	Univision Communications, Inc (Class A)	71,355

		TOTAL COMMUNICATIONS	1,209,492

DEPOSITORY INSTITUTIONS - 10.26%
8,523		AmSouth Bancorp	221,598
3,060		Associated Banc-Corp	103,000
2,350		Astoria Financial Corp	66,905
1,120		Bank of Hawaii Corp	56,840
480		BOK Financial Corp	22,138
500		Capitol Federal Financial	17,240
1,000		City National Corp	71,710
3,535		Colonial Bancgroup, Inc	77,982
4,080		Comerica, Inc	235,824
443		Commerce Bancorp, Inc	13,427
1,389		Commerce Bancshares, Inc	70,019
2,923		Compass Bancshares, Inc	131,535
1,100		Cullen/Frost Bankers, Inc	52,415
487		Downey Financial Corp	35,648
2,927		First Horizon National Corp	123,519
1,972		FirstMerit Corp	51,489
3,806		Fulton Financial Corp	68,508
3,800		Hibernia Corp (Class A)	126,084
5,578		Huntington Bancshares, Inc	134,653

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		VALUE

1,980	Independence Community Bank Corp	$73,121
635	IndyMac Bancorp, Inc	25,864
1,095	International Bancshares Corp	30,978
9,913	KeyCorp	328,616
1,801	M & T Bank Corp	189,393
5,499	Marshall & Ilsley Corp	244,431
9,440	Mellon Financial Corp	270,834
1,874	Mercantile Bankshares Corp	96,567
6,461		New York Community Bancorp, Inc	117,073
11,562		North Fork Bancorp, Inc	324,777
2,178		Northern Trust Corp	99,295
6,497		Popular, Inc	163,659
2,300		Sky Financial Group, Inc	64,814
1,696		South Financial Group, Inc	48,200
8,798		Sovereign Bancorp, Inc	196,547
896		TCF Financial Corp	23,188
1,834		TD Banknorth, Inc	54,653
1,347		UnionBanCal Corp	90,141
2,558		Valley National Bancorp	59,806
2,046		Washington Federal, Inc	48,122
1,268		Webster Financial Corp	59,203
1,450		Whitney Holding Corp	47,314
1,600		Wilmington Trust Corp	57,616
2,115		Zions Bancorp	155,516

		TOTAL DEPOSITORY INSTITUTIONS	4,550,262

EATING AND DRINKING PLACES - 0.21%
585		CBRL Group, Inc	22,733
154		Outback Steakhouse, Inc	6,967
1,317		Wendy's International, Inc	62,755

		TOTAL EATING AND DRINKING PLACES	92,455

EDUCATIONAL SERVICES - 0.01%
134	*	Laureate Education, Inc	6,413

		TOTAL EDUCATIONAL SERVICES	6,413

ELECTRIC, GAS, AND SANITARY SERVICES - 15.43%
1,819		AGL Resources, Inc	70,304
3,933	*	Allegheny Energy, Inc	99,190
2,741		Alliant Energy Corp	77,159
3,504	*	Allied Waste Industries, Inc	27,787
4,720		Ameren Corp	261,016
9,255		American Electric Power Co, Inc	341,232
2,075		Aqua America, Inc	61,710
1,885		Atmos Energy Corp	54,288
7,487		Centerpoint Energy, Inc	98,903
4,777		Cinergy Corp	214,105
5,259	*	CMS Energy Corp	79,201
5,833		Consolidated Edison, Inc	273,218
4,286		Constellation Energy Group, Inc	247,259
2,982		DPL, Inc	81,856
4,207		DTE Energy Co	196,761
6,900	*	Dynegy, Inc (Class A)	33,534

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

7,883		Edison International	$319,656
15,600		El Paso Corp	179,712
1,728		Energen Corp	60,566
3,573		Energy East Corp	103,546
1,800		Great Plains Energy, Inc	57,402
1,900		Hawaiian Electric Industries, Inc	50,939
3,911		KeySpan Corp	159,178
163		Kinder Morgan, Inc	13,562
2,792		MDU Resources Group, Inc	78,651
8,100	b*	Mirant Corp	4,123
1,970		National Fuel Gas Co	56,953
6,610		NiSource, Inc	163,465
3,051		Northeast Utilities	63,644
2,052	*	NRG Energy, Inc	77,155
2,516		NSTAR	77,568
2,100		OGE Energy Corp	60,774
2,405		Oneok, Inc	78,523
4,552		Pepco Holdings, Inc	108,975
8,927		PG&E Corp	335,120
1,808		Piedmont Natural Gas Co, Inc	43,428
2,319		Pinnacle West Capital Corp	103,080
1,518		PNM Resources, Inc	43,734
4,575		PPL Corp	271,664
5,964		Progress Energy, Inc	269,811
5,729		Public Service Enterprise Group, Inc	348,438
2,400		Puget Energy, Inc	56,112
1,536		Questar Corp	101,222
7,296	*	Reliant Resources, Inc	90,324
3,336		Republic Services, Inc	120,129
2,677		SCANA Corp	114,335
5,742		Sempra Energy	237,202
2,149	*	Southern Union Co	52,758
4,981		TECO Energy, Inc	94,191
2,445		UGI Corp	68,215
1,800		Vectren Corp	51,714
2,060		Westar Energy, Inc	49,502
116		Western Gas Resources, Inc	4,048
5,593		Williams Cos, Inc	106,267
2,800		Wisconsin Energy Corp	109,200
918		WPS Resources Corp	51,638
9,785		Xcel Energy, Inc	191,003

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,845,050

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.31%
2,731	*	ADC Telecommunications, Inc	59,454
4,524	*	Advanced Micro Devices, Inc	78,446
2,858	*	Andrew Corp	36,468
900		AVX Corp	10,908
523	*	Comverse Technology, Inc	12,369
315	*	Energizer Holdings, Inc	19,583
8,500	*	Freescale Semiconductor, Inc (Class B)	180,030
552		Harris Corp	17,228
248	*	International Rectifier Corp	11,835
1,867		Intersil Corp (Class A)	35,044
16,284	*	JDS Uniphase Corp	24,752
1,167		L-3 Communications Holdings, Inc	89,369

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

5,761	*	LSI Logic Corp	$48,911
107,755	*	Lucent Technologies, Inc	313,567
6,958	*	Micron Technology, Inc	71,041
1,638		Molex, Inc	42,653
1,513	*	Novellus Systems, Inc	37,386
6,300	*	Sanmina-SCI Corp	34,461
561		Scientific-Atlanta, Inc	18,664
245	*	Spectrum Brands, Inc	8,085
873		Teleflex, Inc	51,830
10,871	*	Tellabs, Inc	94,578
777	*	Thomas & Betts Corp	21,942
4,041	*	Vishay Intertechnology, Inc	47,967
1,417		Whirlpool Corp	99,346

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,465,917

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
388	*	Hewitt Associates, Inc	10,286
273	*	Jacobs Engineering Group, Inc	15,359

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	25,645

FABRICATED METAL PRODUCTS - 0.43%
262	*	Alliant Techsystems, Inc	18,497
837		Aptargroup, Inc	42,520
2,231		Ball Corp	80,227
1,400		Snap-On, Inc	48,020

		TOTAL FABRICATED METAL PRODUCTS	189,264

FOOD AND KINDRED PRODUCTS - 3.71%
15,881		Archer Daniels Midland Co	339,536
2,710		Campbell Soup Co	83,387
7,310		Coca-Cola Enterprises, Inc	160,893
12,512		Conagra Foods, Inc	289,778
3,412	*	Constellation Brands, Inc (Class A)	100,654
5,077	*	Del Monte Foods Co	54,679
3,930		H.J. Heinz Co	139,201
1,800		Hormel Foods Corp	52,794
1,176		J.M. Smucker Co	55,201
1,033		McCormick & Co, Inc (Non-Vote)	33,758
1,008		Molson Coors Brewing Co (Class B)	62,496
2,475		Pepsi Bottling Group, Inc	70,810
1,651		PepsiAmericas, Inc	42,365
2,039	*	Smithfield Foods, Inc	55,604
5,803		Tyson Foods, Inc (Class A)	103,293

		TOTAL FOOD AND KINDRED PRODUCTS	1,644,449

FOOD STORES - 1.17%
8,885		Albertson's, Inc	183,742
17,685	*	Kroger Co	336,545

		TOTAL FOOD STORES	520,287

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

FORESTRY - 0.14%
1,168		Rayonier, Inc	$61,939

		TOTAL FORESTRY	61,939

FURNITURE AND FIXTURES - 1.07%
869		Hillenbrand Industries, Inc	43,928
3,777		Johnson Controls, Inc	212,759
3,338		Leggett & Platt, Inc	88,724
5,429		Newell Rubbermaid, Inc	129,427

		TOTAL FURNITURE AND FIXTURES	474,838

FURNITURE AND HOMEFURNISHINGS STORES - 0.30%
2,562		Circuit City Stores, Inc (Circuit City Group)	44,297
943	*	Mohawk Industries, Inc	77,797
900		Steelcase, Inc (Class A)	12,465

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	134,559

GENERAL BUILDING CONTRACTORS - 1.49%
566		Beazer Homes U.S.A., Inc	32,347
1,425		Centex Corp	100,705
1,753		D.R. Horton, Inc	65,930
325		KB Home	24,775
1,166		Lennar Corp (Class A)	73,983
200		Lennar Corp (Class B)	11,764
280		MDC Holdings, Inc	23,030
527	*	Meritage Homes Corp	41,897
2,530		Pulte Homes, Inc	213,152
230		Ryland Group, Inc	17,450
655		Standard-Pacific Corp	57,607

		TOTAL GENERAL BUILDING CONTRACTORS	662,640

GENERAL MERCHANDISE STORES - 2.31%
1,631	*	BJ's Wholesale Club, Inc	52,991
1,589		Dillard's, Inc (Class A)	37,214
916		Family Dollar Stores, Inc	23,908
4,045		Federated Department Stores, Inc	296,418
3,843		J.C. Penney Co, Inc	202,065
7,133		May Department Stores Co	286,461
801		Neiman Marcus Group, Inc (Class A)	77,633
2,600	*	Saks, Inc	49,322

		TOTAL GENERAL MERCHANDISE STORES	1,026,012

HEALTH SERVICES - 0.54%
422	*	Community Health Systems, Inc	15,947
551		Health Management Associates, Inc (Class A)	14,425
9,788	*	Tenet Healthcare Corp	119,805
1,193	*	Triad Hospitals, Inc	65,186
364		Universal Health Services, Inc (Class B)	22,634

		TOTAL HEALTH SERVICES	237,997

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES		VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 10.87%
3,251	Allied Capital Corp	$94,637
1,982	AMB Property Corp	86,078
2,989	American Financial Realty Trust	45,971
2,860	Annaly Mortgage Management, Inc	51,280
2,247	Apartment Investment & Management Co (Class A)	91,947
4,789	Archstone-Smith Trust	184,951
1,575	Arden Realty, Inc	56,668
1,719	AvalonBay Communities, Inc	138,895
2,611	Boston Properties, Inc	182,770
1,200	BRE Properties, Inc (Class A)	50,220
1,082	Camden Property Trust	58,157
1,302	CarrAmerica Realty Corp	47,106
1,523	Catellus Development Corp	49,954
1,046	CBL & Associates Properties, Inc	45,051
1,000	Centerpoint Properties Trust	42,300
1,800	Crescent Real Estate Equities Co	33,750
2,560	Developers Diversified Realty Corp	117,658
3,482	Duke Realty Corp	110,240
9,910	Equity Office Properties Trust	328,021
6,959	Equity Residential	256,230
544	Essex Property Trust, Inc	45,185
810	Federal Realty Investment Trust	47,790
3,429	Friedman Billings Ramsey Group, Inc	49,035
2,146	General Growth Properties, Inc	88,179
3,268	Health Care Property Investors, Inc	88,367
1,261	Health Care REIT, Inc	47,527
1,125	Healthcare Realty Trust, Inc	43,436
1,584	Hospitality Properties Trust	69,807
8,512	Host Marriott Corp	148,960
4,849	HRPT Properties Trust	60,273
1,440	iShares Russell Midcap Value Index Fund	170,194
2,653	iStar Financial, Inc	110,338
2,341	Kimco Realty Corp	137,908
2,053	Liberty Property Trust	90,968
1,020	Macerich Co	68,391
1,443	Mack-Cali Realty Corp	65,368
573	New Century Financial Corp	29,481
2,433	New Plan Excel Realty Trust	66,105
970	Pan Pacific Retail Properties, Inc	64,389
4,437	Plum Creek Timber Co, Inc	161,063
4,502	Prologis	181,160
458		Public Storage, Inc	28,968
1,877		Realty Income Corp	47,000
1,925		Reckson Associates Realty Corp	64,584
1,488		Regency Centers Corp	85,114
1,085		Shurgard Storage Centers, Inc (Class A)	49,867
893		SL Green Realty Corp	57,599
5,879	*	Telewest Global, Inc	133,924
2,352		Thornburg Mortgage, Inc	68,514
2,200		Trizec Properties, Inc	45,254
2,036		United Dominion Realty Trust, Inc	48,966
2,615		Vornado Realty Trust	210,246
1,880		Weingarten Realty Investors	73,734

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,819,578

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.26%
1,965		Starwood Hotels & Resorts Worldwide, Inc	$115,090

		TOTAL HOTELS AND OTHER LODGING PLACES	115,090

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.55%
847		Black & Decker Corp	76,103
383		Carlisle Cos, Inc	26,285
249	*	Cooper Cameron Corp	15,451
495		Cummins, Inc	36,932
200		Diebold, Inc	9,022
1,585		Dover Corp	57,662
2,598		Eaton Corp	155,620
243		IDEX Corp	9,382
1,696	*	National Oilwell Varco, Inc	80,628
2,682		Pall Corp	81,426
1,628		Parker Hannifin Corp	100,952
387		Pentair, Inc	16,568
2,577		Pitney Bowes, Inc	112,228
1,034	*	Sandisk Corp	24,537
12,132	*	Solectron Corp	45,980
1,772		SPX Corp	81,477
742		Stanley Works	33,791
2,531	*	Storage Technology Corp	91,850
859		Symbol Technologies, Inc	8,478
1,165	*	Terex Corp	45,901
863		Timken Co	19,935

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,130,208

INSTRUMENTS AND RELATED PRODUCTS - 2.08%
1,795	*	Agilent Technologies, Inc	41,321
4,754		Applera Corp (Applied Biosystems Group)	93,511
163		Bausch & Lomb, Inc	13,529
208		Cooper Cos, Inc	12,659
6,969		Eastman Kodak Co	187,118
1,342	*	Fisher Scientific International, Inc	87,096
287	*	Mettler-Toledo International, Inc	13,368
1,500		PerkinElmer, Inc	28,350
80		Roper Industries, Inc	5,710
1,578		Tektronix, Inc	36,720
1,408	*	Teradyne, Inc	16,854
2,414	*	Thermo Electron Corp	64,864
23,294	*	Xerox Corp	321,224

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	922,324

INSURANCE AGENTS, BROKERS AND SERVICE - 0.54%
7,693		AON Corp	192,633
391		Gallagher (Arthur J.) & Co	10,608
943	*	Humana, Inc	37,475

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	240,716

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

INSURANCE CARRIERS - 8.51%
97	*	Alleghany Corp	$28,809
1,192	*	Allmerica Financial Corp	44,211
1,989		Ambac Financial Group, Inc	138,753
1,110		American Financial Group, Inc	37,207
200		American National Insurance Co	22,938
924		AmerUs Group Co	44,398
2,758		Assurant, Inc	99,564
2,041		Berkley (W.R.) Corp	72,823
3,086		Cigna Corp	330,295
4,236		Cincinnati Financial Corp	167,576
500	*	CNA Financial Corp	14,210
3,662	*	Conseco, Inc	79,905
849		Erie Indemnity Co (Class A)	46,058
3,913		Fidelity National Financial, Inc	139,655
1,942		First American Corp	77,952
5,455		Genworth Financial, Inc	164,905
878		HCC Insurance Holdings, Inc	33,250
1,103	*	Health Net, Inc	42,090
3,306		Jefferson-Pilot Corp	166,689
1,914		Leucadia National Corp	73,938
4,195		Lincoln National Corp	196,829
130	*	Markel Corp	44,070
3,008		MBIA, Inc	178,404
600		Mercury General Corp	32,712
2,225		MGIC Investment Corp	145,115
1,291		Nationwide Financial Services, Inc (Class A)	48,981
4,408		Old Republic International Corp	111,478
840	*	Pacificare Health Systems, Inc	60,018
2,205		PMI Group, Inc	85,951
7,127		Principal Financial Group	298,621
1,641		Protective Life Corp	69,283
2,031		Radian Group, Inc	95,904
700		Reinsurance Group of America, Inc	32,557
3,006		Safeco Corp	163,346
600		Stancorp Financial Group, Inc	45,948
2,455		Torchmark Corp	128,151
588		Transatlantic Holdings, Inc	32,822
562		Unitrin, Inc	27,594
7,223		UnumProvident Corp	132,325
128	*	WellChoice, Inc	8,892
24		Wesco Financial Corp	8,640

		TOTAL INSURANCE CARRIERS	3,772,867

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.13%
2,363	*	Laidlaw International, Inc	56,948

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	56,948

LUMBER AND WOOD PRODUCTS - 0.14%
2,613		Louisiana-Pacific Corp	64,228

		TOTAL LUMBER AND WOOD PRODUCTS	64,228

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

METAL MINING - 0.31%
619		Commerce Group, Inc	$38,446
1,071		Phelps Dodge Corp	99,068

		TOTAL METAL MINING	137,514

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
3,796		Hasbro, Inc	78,919
8,819		Mattel, Inc	161,388

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	240,307

MISCELLANEOUS RETAIL - 1.20%
988	*	Barnes & Noble, Inc	38,334
1,688		Borders Group, Inc	42,723
808	*	Dollar Tree Stores, Inc	19,392
7,647	*	Office Depot, Inc	174,658
12,586	*	Rite Aid Corp	52,609
2,048		Tiffany & Co	67,093
5,261	*	Toys 'R' Us, Inc	139,311

		TOTAL MISCELLANEOUS RETAIL	534,120

NONDEPOSITORY INSTITUTIONS - 1.08%
2,183		American Capital Strategies Ltd	78,828
2,049	*	AmeriCredit Corp	52,250
399	*	CapitalSource, Inc	7,832
5,063		CIT Group, Inc	217,557
5,874	*	Providian Financial Corp	103,559
298		Westcorp	15,621
71	*	WFS Financial, Inc	3,600

		TOTAL NONDEPOSITORY INSTITUTIONS	479,247

NONMETALLIC MINERALS, EXCEPT FUELS - 0.12%
837		Vulcan Materials Co	54,397

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	54,397

OIL AND GAS EXTRACTION - 2.18%
4,696		Chesapeake Energy Corp	107,069
1,028		ENSCO International, Inc	36,751
183		Equitable Resources, Inc	12,444
1,246	*	Forest Oil Corp	52,332
414		Helmerich & Payne, Inc	19,425
2,729		Kerr-McGee Corp	208,250
832	*	Newfield Exploration Co	33,188
1,795		Noble Energy, Inc	135,792
3,312		Pioneer Natural Resources Co	139,369
1,439		Pogo Producing Co	74,713

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

1,733	*	Pride International, Inc	$44,538
1,070		Rowan Cos, Inc	31,790
908		Tidewater, Inc	34,613
1,271		Vintage Petroleum, Inc	38,727

		TOTAL OIL AND GAS EXTRACTION	969,001

PAPER AND ALLIED PRODUCTS - 1.60%
2,526		Bemis Co	67,040
6,233		Georgia-Pacific Corp	198,209
4,936		MeadWestvaco Corp	138,405
1,699		OfficeMax, Inc	50,579
1,500		Packaging Corp of America	31,575
6,085	*	Smurfit-Stone Container Corp	61,885
2,400		Sonoco Products Co	63,600
2,639		Temple-Inland, Inc	98,039

		TOTAL PAPER AND ALLIED PRODUCTS	709,332

PERSONAL SERVICES - 0.14%
7,482		Service Corp International	60,006

		TOTAL PERSONAL SERVICES	60,006

PETROLEUM AND COAL PRODUCTS - 1.17%
1,842		Amerada Hess Corp	196,191
1,500		Ashland, Inc	107,805
1,891		Premcor, Inc	140,274
351		Sunoco, Inc	39,902
702		Tesoro Corp	32,657

		TOTAL PETROLEUM AND COAL PRODUCTS	516,829

PRIMARY METAL INDUSTRIES - 0.92%
1,340		Hubbell, Inc (Class B)	59,094
3,877		Nucor Corp	176,869
1,033		Precision Castparts Corp	80,471
2,692		United States Steel Corp	92,524

		TOTAL PRIMARY METAL INDUSTRIES	408,958

PRINTING AND PUBLISHING - 1.74%
1,518		American Greetings Corp (Class A)	40,227
2,262		Belo (A.H.) Corp Series A	54,220
1,754		Knight Ridder, Inc	107,590
1,070		Lee Enterprises, Inc	42,896
400		McClatchy Co (Class A)	26,176
3,511		New York Times Co (Class A)	109,368
5,130		R.R. Donnelley & Sons Co	177,036
5,715		Tribune Co	201,054
17		Washington Post Co (Class B)	14,196

		TOTAL PRINTING AND PUBLISHING	772,763

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 1.09%
5,207		CSX Corp	$222,131
8,378		Norfolk Southern Corp	259,383

		TOTAL RAILROAD TRANSPORTATION	481,514

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.21%
1,883	*	Goodyear Tire & Rubber Co	28,057
1,285	*	Sealed Air Corp	63,980

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	92,037

SECURITY AND COMMODITY BROKERS - 1.67%
1,816		A.G. Edwards, Inc	81,992
3,618	*	Ameritrade Holding Corp	67,259
2,680		Bear Stearns Cos, Inc	278,559
8,888	*	E*Trade Financial Corp	124,343
162		Federated Investors, Inc (Class B)	4,862
2,500	*	Instinet Group, Inc	13,100
5,448		Janus Capital Group, Inc	81,938
1,236		Jefferies Group, Inc	46,832
1,500		Raymond James Financial, Inc	42,375

		TOTAL SECURITY AND COMMODITY BROKERS	741,260

STONE, CLAY, AND GLASS PRODUCTS - 0.40%
800		Lafarge North America, Inc	49,952
3,689	*	Owens-Illinois, Inc	92,409
867	b*	USG Corp	36,848

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	179,209

TOBACCO PRODUCTS - 0.68%
1,603		Loews Corp (Carolina Group)	53,412
2,033		Reynolds American, Inc	160,200
1,878		UST, Inc	85,749

		TOTAL TOBACCO PRODUCTS	299,361

TRANSPORTATION BY AIR - 0.30%
9,583	Southwest Airlines Co	133,491

	TOTAL TRANSPORTATION BY AIR	133,491

TRANSPORTATION EQUIPMENT - 1.63%
1,950	Autoliv, Inc	85,410
621	Brunswick Corp	26,902
3,600	Dana Corp	54,036
11,565	Delphi Corp	53,777
4,214	Genuine Parts Co	173,153
133	Harsco Corp	7,255
205	ITT Industries, Inc	20,014

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

SHARES			VALUE

71		Oshkosh Truck Corp	$5,558
545		Paccar, Inc	37,060
3,234	*	Pactiv Corp	69,790
2,153		Textron, Inc	163,305
1,013	*	TRW Automotive Holdings Corp	24,829

		TOTAL TRANSPORTATION EQUIPMENT	721,089

TRANSPORTATION SERVICES - 0.14%
3,161		Sabre Holdings Corp	63,062

		TOTAL TRANSPORTATION SERVICES	63,062

TRUCKING AND WAREHOUSING - 0.19%
550	*	Swift Transportation Co, Inc	12,810
1,364	*	Yellow Roadway Corp	69,291

		TOTAL TRUCKING AND WAREHOUSING	82,101

WATER TRANSPORTATION - 0.20%
1,032		Alexander & Baldwin, Inc	47,833
699		Overseas Shipholding Group, Inc	41,695

		TOTAL WATER TRANSPORTATION	89,528

WHOLESALE TRADE-DURABLE GOODS - 1.01%
2,115		Adesa, Inc	46,044
2,775	*	Arrow Electronics, Inc	75,369
2,100	*	Avnet, Inc	47,313
882		BorgWarner, Inc	47,337
1,586	*	Ingram Micro, Inc (Class A)	24,837
211		Martin Marietta Materials, Inc	14,584
1,700		Omnicare, Inc	72,131
1,088	*	Tech Data Corp	39,832
1,465		W.W. Grainger, Inc	80,267

		TOTAL WHOLESALE TRADE-DURABLE GOODS	447,714

WHOLESALE TRADE-NONDURABLE GOODS - 2.15%
1,392		Airgas, Inc	34,341
2,457		AmerisourceBergen Corp	169,901
136		Brown-Forman Corp (Class B)	8,223
3,648	*	Dean Foods Co	128,555
4,380		McKesson Corp	196,180
900		Reebok International Ltd	37,647
10,869		Safeway, Inc	245,531
3,309		Supervalu, Inc	107,906
709	*	TreeHouse Foods, Inc	20,214
200		Valhi, Inc	3,500

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	951,998

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Value Index Fund

VALUE

TOTAL COMMON STOCKS	$44,271,158
(Cost $35,371,943)

TOTAL PORTFOLIO - 99.82%	44,271,158
(Cost $35,371,943)

OTHER ASSETS & LIABILITIES, NET - 0.18%	80,617

NET ASSETS - 100.00%	$44,351,775

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MID-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.87%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
252		Pilgrim's Pride Corp	$8,601

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	8,601

AMUSEMENT AND RECREATION SERVICES - 0.56%
3,315		Harrah's Entertainment, Inc	238,912
700		International Speedway Corp (Class A)	39,382
1,204	*	Penn National Gaming, Inc	43,946
581	*	Warner Music Group Corp	9,412
1,457		Westwood One, Inc	29,767

		TOTAL AMUSEMENT AND RECREATION SERVICES	361,419

APPAREL AND ACCESSORY STORES - 1.32%
1,569		Abercrombie & Fitch Co (Class A)	107,791
2,095		American Eagle Outfitters, Inc	64,212
1,333	*	AnnTaylor Stores Corp	32,365
336		Bebe Stores, Inc	8,894
3,301	*	Chico's FAS, Inc	113,158
1,500		Claire's Stores, Inc	36,075
2,900		Foot Locker, Inc	78,938
6,328		Limited Brands, Inc	135,546
2,027		Nordstrom, Inc	137,775
2,800		Ross Stores, Inc	80,948
948	*	Urban Outfitters, Inc	53,742

		TOTAL APPAREL AND ACCESSORY STORES	849,444

APPAREL AND OTHER TEXTILE PRODUCTS - 0.51%
301	*	Columbia Sportswear Co	14,867
2,200		Jones Apparel Group, Inc	68,288
2,000		Liz Claiborne, Inc	79,520
957		Polo Ralph Lauren Corp	41,256
2,096	*	Quiksilver, Inc	33,494
1,600		VF Corp	91,552

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	328,977

AUTO REPAIR, SERVICES AND PARKING - 0.14%
1,200		Lear Corp	43,656
1,187		Ryder System, Inc	43,444

		TOTAL AUTO REPAIR, SERVICES AND PARKING	87,100

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.61%
1,331	*	Advance Auto Parts	$85,916
3,260	*	Autonation, Inc	66,895
1,074	*	Autozone, Inc	99,302
2,000	*	Carmax, Inc	53,300
1,297	*	Copart, Inc	30,869
1,800	*	O'Reilly Automotive, Inc	53,658

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	389,940

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.26%
1,100		Fastenal Co	67,386
2,100		Sherwin-Williams Co	98,889

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	166,275

BUSINESS SERVICES - 6.98%
3,288	*	Activision, Inc	54,318
2,141	*	Affiliated Computer Services, Inc (Class A)	109,405
2,072	*	Akamai Technologies, Inc	27,205
1,482	*	Alliance Data Systems Corp	60,110
1,093	*	Ask Jeeves, Inc	32,998
4,200	*	Autodesk, Inc	144,354
6,638	*	BEA Systems, Inc	58,282
2,146	*	Bisys Group, Inc	32,061
4,098	*	BMC Software, Inc	73,559
1,042		Brink's Co	37,512
532	*	CACI International, Inc (Class A)	33,601
5,100	*	Cadence Design Systems, Inc	69,666
2,667	*	Ceridian Corp	51,953
532	*	Cerner Corp	36,160
1,057		Certegy, Inc	40,399
1,500	*	Checkfree Corp	51,090
1,605	*	ChoicePoint, Inc	64,280
3,000	*	Citrix Systems, Inc	64,980
2,507	*	Cognizant Technology Solutions Corp	118,155
3,498	*	Computer Sciences Corp	152,863
7,109	*	Compuware Corp	51,114
2,700	*	Convergys Corp	38,394
851		Deluxe Corp	34,551
1,300	*	DST Systems, Inc	60,840
9,425		Electronic Data Systems Corp	181,431
2,299		Equifax, Inc	82,097
669	*	F5 Networks, Inc	31,600
1,171		Fair Isaac Corp	42,741
3,437	*	Fiserv, Inc	147,619
865	*	Getty Images, Inc	64,235
2,000		GTECH Holdings Corp	58,480
718	*	Hyperion Solutions Corp	28,892
4,104		IMS Health, Inc	101,656
654		Interactive Data Corp	13,590
7,817	*	Interpublic Group of Cos, Inc	95,211
2,930	*	Intuit, Inc	132,172
2,000	*	Iron Mountain, Inc	62,040
855	*	Kinetic Concepts, Inc	51,300

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,479	*	Lamar Advertising Co	$63,257
1,399	*	Macromedia, Inc	53,470
1,600		Manpower, Inc	63,648
2,894	*	McAfee, Inc	75,765
1,539	*	Mercury Interactive Corp	59,036
2,000	*	Monster Worldwide, Inc	57,360
1,100		National Instruments Corp	23,320
1,594	*	NAVTEQ Corp	59,265
6,700	*	Novell, Inc	41,540
954	*	Pixar	47,748
3,288	*	Red Hat, Inc	43,073
1,483	*	Rent-A-Center, Inc	34,539
1,100		Reynolds & Reynolds Co (Class A)	29,733
3,048		Robert Half International, Inc	76,109
1,216	*	Salesforce.com, Inc	24,904
5,300		Servicemaster Co	71,020
9,588		Siebel Systems, Inc	85,333
519	*	SRA International, Inc (Class A)	18,020
61,458	*	Sun Microsystems, Inc	229,238
5,201	*	SunGard Data Systems, Inc	182,919
1,609	*	Sybase, Inc	29,525
2,571	*	Synopsys, Inc	42,859
1,248	*	Take-Two Interactive Software, Inc	31,762
700		Total System Services, Inc	16,870
6,034	*	Unisys Corp	38,195
4,719	*	VeriSign, Inc	135,718
7,801	*	Veritas Software Corp	190,344
6,095	*	WebMD Corp	62,596

		TOTAL BUSINESS SERVICES	4,478,080

CHEMICALS AND ALLIED PRODUCTS - 5.43%
650		Albemarle Corp	23,706
1,384		Alberto-Culver Co	59,969
347	*	American Pharmaceutical Partners, Inc	14,314
2,000		Avery Dennison Corp	105,920
1,836	*	Barr Pharmaceuticals, Inc	89,487
6,227	*	Biogen Idec, Inc	214,520
1,100		Cabot Corp	36,300
900	*	Celanese Corp (Series A)	14,301
1,031	*	Cephalon, Inc	41,044
1,185	*	Charles River Laboratories International, Inc	57,176
2,088		Chemtura Corp	29,545
1,920	*	Chiron Corp	66,989
1,151		Church & Dwight Co, Inc	41,666
2,828		Clorox Co	157,576
714		Cytec Industries, Inc	28,417
787		Dade Behring Holdings, Inc	51,163
1,400		Eastman Chemical Co	77,210
3,300		Ecolab, Inc	106,788
2,200		Engelhard Corp	62,810
538	*	Eon Labs, Inc	16,484
2,416		Estee Lauder Cos (Class A)	94,538
666	*	FMC Corp	37,389
6,347	*	Forest Laboratories, Inc	246,581
2,910	*	Hospira, Inc	113,490

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,100	*	Huntsman Corp	$22,297
600	*	Idexx Laboratories, Inc	37,398
1,226	*	ImClone Systems, Inc	37,969
1,674		International Flavors & Fragrances, Inc	60,632
900	*	Invitrogen Corp	74,961
3,706	*	IVAX Corp	79,679
4,500	*	King Pharmaceuticals, Inc	46,890
238	*	Kos Pharmaceuticals, Inc	15,589
1,260		Lubrizol Corp	52,933
3,544		Lyondell Chemical Co	93,632
4,532	*	MedImmune, Inc	121,095
5,700	*	Millennium Pharmaceuticals, Inc	52,839
2,290	*	Mosaic Co	35,632
4,855		Mylan Laboratories, Inc	93,410
1,477	*	Nalco Holding Co	28,994
976	*	OSI Pharmaceuticals, Inc	39,889
3,151		PPG Industries, Inc	197,757
1,884	*	Protein Design Labs, Inc	38,076
2,958		Rohm & Haas Co	137,074
2,200		RPM International, Inc	40,172
400	*	Scotts Miracle-Gro Co (Class A)	28,484
1,921	*	Sepracor, Inc	115,279
1,300		Sigma-Aldrich Corp	72,852
1,646		Valeant Pharmaceuticals International	29,019
952		Valspar Corp	45,972
1,454	*	VCA Antech, Inc	35,260
2,100	*	Watson Pharmaceuticals, Inc	62,076

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,483,243

COAL MINING - 0.52%
1,207		Arch Coal, Inc	65,745
1,695		Consol Energy, Inc	90,818
1,359		Massey Energy Co	51,262
2,424		Peabody Energy Corp	126,145

		TOTAL COAL MINING	333,970

COMMUNICATIONS - 3.15%
2,366	*	Alamosa Holdings, Inc	32,887
4,102	*	American Tower Corp (Class A)	86,224
8,879	*	Avaya, Inc	73,873
3,653	*	Cablevision Systems Corp (Class A)	117,627
2,407		CenturyTel, Inc	83,354
6,054		Citizens Communications Co	81,366
3,894	*	Crown Castle International Corp	79,126
4,090		EchoStar Communications Corp (Class A)	123,314
583		Global Payments, Inc	39,527
661		Hearst-Argyle Television, Inc	16,195
4,282	*	Liberty Global, Inc	199,841
5,202	*	MCI, Inc	133,744
3,400	*	NCR Corp	119,408
2,912	*	Nextel Partners, Inc (Class A)	73,295
1,046	*	NII Holdings, Inc (Class B)	66,881
1,425	*	NTL, Inc	97,499

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

888		PanAmSat Holding Corp	$18,213
27,300	*	Qwest Communications International, Inc	101,283
834	*	Spectrasite, Inc	62,075
1,931		Telephone and Data Systems, Inc (Non-Vote)	78,804
301	*	U.S. Cellular Corp	15,032
4,033	*	Univision Communications, Inc (Class A)	111,109
400	*	West Corp	15,360
1,558	*	Western Wireless Corp (Class A)	65,903
3,864	*	XM Satellite Radio Holdings, Inc	130,062

		TOTAL COMMUNICATIONS	2,022,002

DEPOSITORY INSTITUTIONS - 6.40%
6,300		AmSouth Bancorp	163,800
2,307		Associated Banc-Corp	77,654
1,950		Astoria Financial Corp	55,517
887		Bank of Hawaii Corp	45,015
414		BOK Financial Corp	19,094
400		Capitol Federal Financial	13,792
800		City National Corp	57,368
2,500		Colonial Bancgroup, Inc	55,150
3,078		Comerica, Inc	177,908
2,882		Commerce Bancorp, Inc	87,353
1,102		Commerce Bancshares, Inc	55,552
2,236		Compass Bancshares, Inc	100,620
900		Cullen/Frost Bankers, Inc	42,885
347		Downey Financial Corp	25,400
936		East West Bancorp, Inc	31,440
2,200		First Horizon National Corp	92,840
1,500		FirstMerit Corp	39,165
2,793	Fulton Financial Corp	50,274
2,795	Hibernia Corp (Class A)	92,738
10,847	Hudson City Bancorp, Inc	123,764
4,300	Huntington Bancshares, Inc	103,802
1,477	Independence Community Bank Corp	54,546
1,101	IndyMac Bancorp, Inc	44,844
898	International Bancshares Corp	25,404
1,200	Investors Financial Services Corp	45,384
7,296	KeyCorp	241,862
1,452	M & T Bank Corp	152,692
4,163	Marshall & Ilsley Corp	185,045
7,691	Mellon Financial Corp	220,655
1,500	Mercantile Bankshares Corp	77,295
4,733	New York Community Bancorp, Inc	85,762
8,690	North Fork Bancorp, Inc	244,102
3,544	Northern Trust Corp	161,571
1,050	People's Bank	31,752
4,833	Popular, Inc	121,743
1,800	Sky Financial Group, Inc	50,724
1,301	South Financial Group, Inc	36,975
6,500	Sovereign Bancorp, Inc	145,210
5,531	Synovus Financial Corp	158,574
2,500	TCF Financial Corp	64,700
1,621	TD Banknorth, Inc	48,306
1,025	UnionBanCal Corp	68,593
1,974	Valley National Bancorp	46,152

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,551		Washington Federal, Inc	$36,480
1,001		Webster Financial Corp	46,737
1,151		Whitney Holding Corp	37,557
1,200		Wilmington Trust Corp	43,212
1,600		Zions Bancorp	117,648

		TOTAL DEPOSITORY INSTITUTIONS	4,104,656

EATING AND DRINKING PLACES - 0.78%
1,350		Applebee's International, Inc	35,762
1,718		Aramark Corp (Class B)	45,355
1,600	*	Brinker International, Inc	64,080
804		CBRL Group, Inc	31,243
2,799		Darden Restaurants, Inc	92,311
1,100		Outback Steakhouse, Inc	49,764
1,058	*	Sonic Corp	32,301
1,351	*	The Cheesecake Factory, Inc	46,920
2,100		Wendy's International, Inc	100,065

		TOTAL EATING AND DRINKING PLACES	497,801

EDUCATIONAL SERVICES - 0.32%
1,900	*	Career Education Corp	69,559
1,322	*	Education Management Corp	44,591
875	*	ITT Educational Services, Inc	46,743
878	*	Laureate Education, Inc	42,021

		TOTAL EDUCATIONAL SERVICES	202,914

ELECTRIC, GAS, AND SANITARY SERVICES - 8.91%
11,811	*	AES Corp	193,464
1,330		AGL Resources, Inc	51,404
2,908	*	Allegheny Energy, Inc	73,340
2,100		Alliant Energy Corp	59,115
4,202	*	Allied Waste Industries, Inc	33,322
3,583		Ameren Corp	198,140
6,927		American Electric Power Co, Inc	255,398
1,825		Aqua America, Inc	54,275
1,422		Atmos Energy Corp	40,954
5,495		Centerpoint Energy, Inc	72,589
3,625		Cinergy Corp	162,472
3,887	*	CMS Energy Corp	58,538
4,399		Consolidated Edison, Inc	206,049
3,199		Constellation Energy Group, Inc	184,550
2,400		DPL, Inc	65,880
3,200		DTE Energy Co	149,664
5,300	*	Dynegy, Inc (Class A)	25,758
5,893		Edison International	238,961
11,757		El Paso Corp	135,441
1,302		Energen Corp	45,635
2,600		Energy East Corp	75,348
1,400		Great Plains Energy, Inc	44,646
1,400		Hawaiian Electric Industries, Inc	37,534
2,899		KeySpan Corp	117,989
1,700		Kinder Morgan, Inc	141,440
2,100		MDU Resources Group, Inc	59,157

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,486		National Fuel Gas Co	$42,960
4,832		NiSource, Inc	119,495
2,400		Northeast Utilities	50,064
1,601	*	NRG Energy, Inc	60,198
2,000		NSTAR	61,660
1,600		OGE Energy Corp	46,304
1,801		Oneok, Inc	58,803
3,500		Pepco Holdings, Inc	83,790
6,624		PG&E Corp	248,665
1,363		Piedmont Natural Gas Co, Inc	32,739
1,800		Pinnacle West Capital Corp	80,010
1,144		PNM Resources, Inc	32,959
3,474		PPL Corp	206,286
4,492		Progress Energy, Inc	203,218
4,300		Public Service Enterprise Group, Inc	261,526
1,900		Puget Energy, Inc	44,422
1,500		Questar Corp	98,850
5,348	*	Reliant Resources, Inc	66,208
2,463		Republic Services, Inc	88,693
2,018		SCANA Corp	86,189
4,354		Sempra Energy	179,864
1,621	*	Southern Union Co	39,796
821	*	Stericycle, Inc	41,313
3,681		TECO Energy, Inc	69,608
1,896		UGI Corp	52,898
1,500		Vectren Corp	43,095
1,619		Westar Energy, Inc	38,905
1,010		Western Gas Resources, Inc	35,249
10,349		Williams Cos, Inc	196,631
2,100		Wisconsin Energy Corp	81,900
700		WPS Resources Corp	39,375
7,350		Xcel Energy, Inc	143,472

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,716,208

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.84%
2,129	*	ADC Telecommunications, Inc	46,348
7,100	*	Advanced Micro Devices, Inc	123,114
3,267	*	Agere Systems, Inc	39,204
6,618	*	Altera Corp	131,169
3,100		American Power Conversion Corp	73,129
1,238		Ametek, Inc	51,810
1,568		Amphenol Corp (Class A)	62,986
6,677		Analog Devices, Inc	249,119
2,968	*	Andrew Corp	37,872
1,000		AVX Corp	12,120
5,019	*	Broadcom Corp (Class A)	178,225
3,647	*	Comverse Technology, Inc	86,252
1,400	*	Cree, Inc	35,658
500	*	Dolby Laboratories, Inc (Class A)	11,030
1,300	*	Energizer Holdings, Inc	80,821
7,344	*	Freescale Semiconductor, Inc (Class B)	155,546
1,197		Harman International Industries, Inc	97,388
2,399		Harris Corp	74,873
1,200	*	International Rectifier Corp	57,264

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,800		Intersil Corp (Class A)	$52,556
23,800	*	JDS Uniphase Corp	36,176
2,109		L-3 Communications Holdings, Inc	161,507
5,538		Linear Technology Corp	203,189
6,900	*	LSI Logic Corp	58,581
80,253	*	Lucent Technologies, Inc	233,536
5,931		Maxim Integrated Products, Inc	226,624
2,456	*	MEMC Electronic Materials, Inc	38,731
3,907		Microchip Technology, Inc	115,725
10,653	*	Micron Technology, Inc	108,767
2,600		Molex, Inc	67,704
6,359		National Semiconductor Corp	140,089
6,710	*	Network Appliance, Inc	189,692
2,456	*	Novellus Systems, Inc	60,688
3,156	*	Nvidia Corp	84,328
1,700	*	QLogic Corp	52,479
3,267		Rockwell Collins, Inc	155,771
9,800	*	Sanmina-SCI Corp	53,606
2,799		Scientific-Atlanta, Inc	93,123
24,024	*	Sirius Satellite Radio, Inc	155,675
656	*	Spectrum Brands, Inc	21,648
700		Teleflex, Inc	41,559
8,205	*	Tellabs, Inc	71,383
1,066	*	Thomas & Betts Corp	30,104
1,517	*	Titan Corp	34,497
4,183	*	Vishay Intertechnology, Inc	49,652
1,200		Whirlpool Corp	84,132
6,395		Xilinx, Inc	163,072

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,388,522

ENGINEERING AND MANAGEMENT SERVICES - 1.53%
3,000	*	Celgene Corp	122,310
813		Corporate Executive Board Co	63,682
1,600		Fluor Corp	92,144
917	*	Gen-Probe, Inc	33,223
703	*	Hewitt Associates, Inc	18,637
997	*	Jacobs Engineering Group, Inc	56,091
4,577		Moody's Corp	205,782
6,001		Paychex, Inc	195,273
899	*	Pharmaceutical Product Development, Inc	42,127
2,900		Quest Diagnostics, Inc	154,483

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	983,752

FABRICATED METAL PRODUCTS - 0.36%
719	*	Alliant Techsystems, Inc	50,761
630		Aptargroup, Inc	32,004
1,999		Ball Corp	71,884
2,954	*	Crown Holdings, Inc	42,036
1,000		Snap-On, Inc	34,300

		TOTAL FABRICATED METAL PRODUCTS	230,985

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

FOOD AND KINDRED PRODUCTS - 2.38%
11,872		Archer Daniels Midland Co	$253,823
4,119		Campbell Soup Co	126,742
5,561		Coca-Cola Enterprises, Inc	122,398
9,376		Conagra Foods, Inc	217,148
3,397	*	Constellation Brands, Inc (Class A)	100,211
3,753	*	Del Monte Foods Co	40,420
6,351		H.J. Heinz Co	224,952
1,300		Hormel Foods Corp	38,129
1,052		J.M. Smucker Co	49,381
2,500		McCormick & Co, Inc (Non-Vote)	81,700
748		Molson Coors Brewing Co (Class B)	46,376
2,733		Pepsi Bottling Group, Inc	78,191
1,180		PepsiAmericas, Inc	30,279
1,511	*	Smithfield Foods, Inc	41,205
4,300		Tyson Foods, Inc (Class A)	76,540

		TOTAL FOOD AND KINDRED PRODUCTS	1,527,495

FOOD STORES - 0.91%
420	*	7-Eleven, Inc	12,701
6,707		Albertson's, Inc	138,701
13,144	*	Kroger Co	250,130
480	*	Panera Bread Co (Class A)	29,801
1,262		Whole Foods Market, Inc	149,294

		TOTAL FOOD STORES	580,627

FORESTRY - 0.07%
893		Rayonier, Inc	47,356

		TOTAL FORESTRY	47,356

FURNITURE AND FIXTURES - 0.88%
1,300		Herman Miller, Inc	40,092
1,000		Hillenbrand Industries, Inc	50,550
1,000		HNI Corp	51,150
3,514		Johnson Controls, Inc	197,944
3,400		Leggett & Platt, Inc	90,372
4,965		Newell Rubbermaid, Inc	118,365
765	*	Tempur-Pedic International, Inc	16,968

		TOTAL FURNITURE AND FIXTURES	565,441

FURNITURE AND HOMEFURNISHINGS STORES - 0.81%
5,289	*	Bed Bath & Beyond, Inc	220,974
3,500		Circuit City Stores, Inc (Circuit City Group)	60,515
900	*	Mohawk Industries, Inc	74,250
2,900		RadioShack Corp	67,193
1,000		Steelcase, Inc (Class A)	13,850
2,035	*	Williams-Sonoma, Inc	80,525

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	517,307

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

GENERAL BUILDING CONTRACTORS - 1.95%
726		Beazer Homes U.S.A., Inc	$41,491
2,327		Centex Corp	164,449
4,997		D.R. Horton, Inc	187,937
604	*	Hovnanian Enterprises, Inc (Class A)	39,381
1,420		KB Home	108,247
2,452		Lennar Corp (Class A)	155,579
543		MDC Holdings, Inc	44,662
395	*	Meritage Homes Corp	31,402
100	*	NVR, Inc	81,000
1,980		Pulte Homes, Inc	166,815
900		Ryland Group, Inc	68,283
660		Standard-Pacific Corp	58,047
1,036	*	Toll Brothers, Inc	105,206

		TOTAL GENERAL BUILDING CONTRACTORS	1,252,499

GENERAL MERCHANDISE STORES - 1.97%
1,260	*	BJ's Wholesale Club, Inc	40,937
1,159		Dillard's, Inc (Class A)	27,144
6,015		Dollar General Corp	122,465
3,118		Family Dollar Stores, Inc	81,380
3,001		Federated Department Stores, Inc	219,913
4,347		J.C. Penney Co, Inc	228,565
5,279		May Department Stores Co	212,005
779		Neiman Marcus Group, Inc (Class A)	75,501
2,300	*	Saks, Inc	43,631
8,625		TJX Cos, Inc	210,019

		TOTAL GENERAL MERCHANDISE STORES	1,261,560

HEALTH SERVICES - 2.00%
904	*	Accredo Health, Inc	41,042
1,634	*	Community Health Systems, Inc	61,749
1,142	*	Covance, Inc	51,241
1,972	*	Coventry Health Care, Inc	139,519
1,862	*	DaVita, Inc	84,684
1,101	*	Edwards Lifesciences Corp	47,365
2,200	*	Express Scripts, Inc	109,956
4,488		Health Management Associates, Inc (Class A)	117,496
2,449	*	Laboratory Corp of America Holdings	122,205
1,048	*	LifePoint Hospitals, Inc	52,945
1,733	*	Lincare Holdings, Inc	70,776
1,599		Manor Care, Inc	63,528
1,200	*	Renal Care Group, Inc	55,320
405	*	Sierra Health Services, Inc	28,941
8,331	*	Tenet Healthcare Corp	101,971
1,439	*	Triad Hospitals, Inc	78,627
900		Universal Health Services, Inc (Class B)	55,962

		TOTAL HEALTH SERVICES	1,283,327

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

HOLDING AND OTHER INVESTMENT OFFICES - 6.98%
593	*	Affiliated Managers Group, Inc	$40,520
2,500		Allied Capital Corp	72,775
1,494		AMB Property Corp	64,884
2,254		American Financial Realty Trust	34,666
2,200		Annaly Mortgage Management, Inc	39,446
1,664		Apartment Investment & Management Co (Class A)	68,091
3,556		Archstone-Smith Trust	137,333
1,188		Arden Realty, Inc	42,744
1,300		AvalonBay Communities, Inc	105,040
2,069		Boston Properties, Inc	144,830
935		BRE Properties, Inc (Class A)	39,130
960		Camden Property Trust	51,600
981		CarrAmerica Realty Corp	35,493
1,825		Catellus Development Corp	59,860
801		CBL & Associates Properties, Inc	34,499
876		Centerpoint Properties Trust	37,055
1,400		Crescent Real Estate Equities Co	26,250
1,939		Developers Diversified Realty Corp	89,116
2,567		Duke Realty Corp	81,271
7,344		Equity Office Properties Trust	243,086
5,195		Equity Residential	191,280
410		Essex Property Trust, Inc	34,055
1,000		Federal Realty Investment Trust	59,000
2,491		Friedman Billings Ramsey Group, Inc	35,621
3,550		General Growth Properties, Inc	145,869
267		Global Signal, Inc	10,053
2,400		Health Care Property Investors, Inc	64,896
950		Health Care REIT, Inc	35,805
847		Healthcare Realty Trust, Inc	32,703
1,201		Hospitality Properties Trust	52,928
6,467		Host Marriott Corp	113,172
3,500		HRPT Properties Trust	43,505
6,250		iShares Russell Midcap Index Fund	515,000
2,000		iStar Financial, Inc	83,180
1,816		Kimco Realty Corp	106,981
1,609		Liberty Property Trust	71,295
1,060		Macerich Co	71,073
1,149		Mack-Cali Realty Corp	52,050
998		Mills Corp	60,668
868		New Century Financial Corp	44,659
1,835		New Plan Excel Realty Trust	49,857
746		Pan Pacific Retail Properties, Inc	49,519
3,300		Plum Creek Timber Co, Inc	119,790
3,319		Prologis	133,557
1,562		Public Storage, Inc	98,796
1,414		Realty Income Corp	35,407
1,506		Reckson Associates Realty Corp	50,526
1,108		Regency Centers Corp	63,378
843		Shurgard Storage Centers, Inc (Class A)	38,744
740		SL Green Realty Corp	47,730
4,556	*	Telewest Global, Inc	103,786
1,900		Thornburg Mortgage, Inc	55,347
1,700		Trizec Properties, Inc	34,969
2,436		United Dominion Realty Trust, Inc	58,586
1,509		Ventas, Inc	45,572

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,071		Vornado Realty Trust	$166,508
1,417		Weingarten Realty Investors	55,575

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,479,129

HOTELS AND OTHER LODGING PLACES - 1.03%
751		Boyd Gaming Corp	38,399
307		Choice Hotels International, Inc	20,170
6,866		Hilton Hotels Corp	163,754
422	*	Las Vegas Sands Corp	15,086
2,174	*	MGM Mirage	86,047
3,924		Starwood Hotels & Resorts Worldwide, Inc	229,829
988		Station Casinos, Inc	65,603
849	*	Wynn Resorts Ltd	40,132

		TOTAL HOTELS AND OTHER LODGING PLACES	659,020

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.02%
3,390		American Standard Cos, Inc	142,109
1,500		Black & Decker Corp	134,775
593		Carlisle Cos, Inc	40,698
1,100		CDW Corp	62,799
1,038	*	Cooper Cameron Corp	64,408
817		Cummins, Inc	60,956
1,300		Diebold, Inc	58,643
1,300		Donaldson Co, Inc	39,429
3,677		Dover Corp	133,769
2,679		Eaton Corp	160,472
1,201	*	FMC Technologies, Inc	38,396
1,201		Graco, Inc	40,918
2,229	*	Grant Prideco, Inc	58,957
908		IDEX Corp	35,058
6,311		International Game Technology	177,655
2,900	*	Jabil Circuit, Inc	89,117
1,427		Joy Global, Inc	47,933
2,464	*	Lam Research Corp	71,308
2,305	*	Lexmark International, Inc	149,433
3,135	*	National Oilwell Varco, Inc	149,038
2,288		Pall Corp	69,464
2,200		Parker Hannifin Corp	136,422
1,800		Pentair, Inc	77,058
4,140		Pitney Bowes, Inc	180,297
3,300		Rockwell Automation, Inc	160,743
3,382	*	Sandisk Corp	80,255
1,069	*	Scientific Games Corp (Class A)	28,788
1,949		Smith International, Inc	124,151
18,185	*	Solectron Corp	68,921
1,400		SPX Corp	64,372
1,471		Stanley Works	66,989
1,908	*	Storage Technology Corp	69,241
4,300		Symbol Technologies, Inc	42,441
879	*	Terex Corp	34,633

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,411		Timken Co	$32,594
762		Toro Co	29,421
2,373	*	Varian Medical Systems, Inc	88,584
4,000	*	Western Digital Corp	53,680
1,280	*	Zebra Technologies Corp (Class A)	56,051

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,219,976

INSTRUMENTS AND RELATED PRODUCTS - 3.89%
1,156	*	Advanced Medical Optics, Inc	45,951
1,203	*	Affymetrix, Inc	64,878
8,932	*	Agilent Technologies, Inc	205,615
2,418		Allergan, Inc	206,110
3,500		Applera Corp (Applied Biosystems Group)	68,845
1,869		Bard (C.R.), Inc	124,307
980		Bausch & Lomb, Inc	81,340
1,100		Beckman Coulter, Inc	69,927
4,526		Biomet, Inc	156,781
838		Cooper Cos, Inc	51,001
1,500		Dentsply International, Inc	81,000
5,161		Eastman Kodak Co	138,573
2,136	*	Fisher Scientific International, Inc	138,626
1,116	*	Flir Systems, Inc	33,301
689	*	Inamed Corp	46,142
3,600		KLA-Tencor Corp	157,320
736	*	Mettler-Toledo International, Inc	34,283
919	*	Millipore Corp	52,135
2,320		PerkinElmer, Inc	43,848
700	*	Resmed, Inc	46,193
1,300	*	Respironics, Inc	46,943
757		Roper Industries, Inc	54,027
684	*	Techne Corp	31,402
1,600		Tektronix, Inc	37,232
3,500	*	Teradyne, Inc	41,895
2,900	*	Thermo Electron Corp	77,923
938	*	Trimble Navigation Ltd	36,554
2,186	*	Waters Corp	81,254
17,390	*	Xerox Corp	239,808

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,493,214

INSURANCE AGENTS, BROKERS AND SERVICE - 0.55%
5,832		AON Corp	146,033
972		Brown & Brown, Inc	43,682
1,700		Gallagher (Arthur J.) & Co	46,121
2,899	*	Humana, Inc	115,206

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	351,042

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

INSURANCE CARRIERS - 5.02%
87	*	Alleghany Corp	$25,839
984	*	Allmerica Financial Corp	36,497
2,000		Ambac Financial Group, Inc	139,520
802		American Financial Group, Inc	26,883
134		American National Insurance Co	15,369
897	*	AMERIGROUP Corp	36,059
658		AmerUs Group Co	31,617
2,072		Assurant, Inc	74,799
1,974		Berkley (W.R.) Corp	70,432
2,350		Cigna Corp	251,521
3,218		Cincinnati Financial Corp	127,304
400	*	CNA Financial Corp	11,368
2,793	*	Conseco, Inc	60,943
797		Erie Indemnity Co (Class A)	43,237
2,874		Fidelity National Financial, Inc	102,573
1,500		First American Corp	60,210
4,186		Genworth Financial, Inc	126,543
1,236		HCC Insurance Holdings, Inc	46,807
2,000	*	Health Net, Inc	76,320
2,424		Jefferson-Pilot Corp	122,218
1,499		Leucadia National Corp	57,906
3,061		Lincoln National Corp	143,622
174	*	Markel Corp	58,986
2,399		MBIA, Inc	142,285
500		Mercury General Corp	27,260
1,740		MGIC Investment Corp	113,483
1,031		Nationwide Financial Services, Inc (Class A)	39,116
3,400		Old Republic International Corp	85,986
1,645	*	Pacificare Health Systems, Inc	117,535
306	*	Philadelphia Consolidated Holding Corp	25,937
1,700		PMI Group, Inc	66,266
5,299		Principal Financial Group	222,028
1,200		Protective Life Corp	50,664
1,662		Radian Group, Inc	78,480
500		Reinsurance Group of America, Inc	23,255
2,357		Safeco Corp	128,079
500		Stancorp Financial Group, Inc	38,290
1,950		Torchmark Corp	101,790
500		Transatlantic Holdings, Inc	27,910
900		Unitrin, Inc	44,190
5,253		UnumProvident Corp	96,235
557	*	WellChoice, Inc	38,695
19		Wesco Financial Corp	6,840

		TOTAL INSURANCE CARRIERS	3,220,897

LEATHER AND LEATHER PRODUCTS - 0.41%
6,794	*	Coach, Inc	228,075
932	*	Timberland Co (Class A)	36,087

		TOTAL LEATHER AND LEATHER PRODUCTS	264,162

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.07%
1,781	*	Laidlaw International, Inc	$42,922

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	42,922

LUMBER AND WOOD PRODUCTS - 0.08%
2,007		Louisiana-Pacific Corp	49,332

		TOTAL LUMBER AND WOOD PRODUCTS	49,332

METAL MINING - 0.53%
467		Commerce Group, Inc	29,005
3,294		Freeport-McMoRan Copper & Gold, Inc (Class A)	123,327
1,823		Phelps Dodge Corp	168,628
460		Southern Peru Copper Corp	19,707

		TOTAL METAL MINING	340,667

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
2,684		Fortune Brands, Inc	238,339
2,900		Hasbro, Inc	60,291
7,317		Mattel, Inc	133,901

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	432,531

MISCELLANEOUS RETAIL - 1.16%
883	*	Barnes & Noble, Inc	34,260
1,300		Borders Group, Inc	32,903
300	*	CKX Inc	3,859
613	*	Dick's Sporting Goods, Inc	23,656
2,100	*	Dollar Tree Stores, Inc	50,400
1,381	*	Marvel Enterprises, Inc	27,233
2,500		Michaels Stores, Inc	103,425
814		MSC Industrial Direct Co (Class A)	27,473
5,800	*	Office Depot, Inc	132,472
2,635		Petsmart, Inc	79,972
9,259	*	Rite Aid Corp	38,703
2,541		Tiffany & Co	83,243
4,060	*	Toys 'R' Us, Inc	107,509

		TOTAL MISCELLANEOUS RETAIL	745,108

MOTION PICTURES - 0.10%
624	*	Avid Technology, Inc	33,246
719	*	DreamWorks Animation SKG, Inc (Class A)	18,838
718		Regal Entertainment Group (Class A)	13,556

		TOTAL MOTION PICTURES	65,640

NONDEPOSITORY INSTITUTIONS - 0.76%
1,646		American Capital Strategies Ltd	59,437
2,800	*	AmeriCredit Corp	71,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

1,268	*	CapitalSource, Inc	$24,891
3,800		CIT Group, Inc	163,286
492	*	First Marblehead Corp	17,249
308	*	Nelnet, Inc	10,247
5,231	*	Providian Financial Corp	92,223
81		Student Loan Corp	17,804
478		Westcorp	25,057
109	*	WFS Financial, Inc	5,527

		TOTAL NONDEPOSITORY INSTITUTIONS	487,121

NONMETALLIC MINERALS, EXCEPT FUELS - 0.25%
574		Florida Rock Industries, Inc	42,103
1,800		Vulcan Materials Co	116,982

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	159,085

OIL AND GAS EXTRACTION - 3.38%
2,900		BJ Services Co	152,192
5,722		Chesapeake Energy Corp	130,462
1,010	*	Denbury Resources, Inc	40,168
1,100		Diamond Offshore Drilling, Inc	58,773
2,700		ENSCO International, Inc	96,525
4,350		EOG Resources, Inc	247,080
1,100		Equitable Resources, Inc	74,800
936	*	Forest Oil Corp	39,312
999		Helmerich & Payne, Inc	46,873
2,171		Kerr-McGee Corp	165,669
2,272	*	Newfield Exploration Co	90,630
1,640		Noble Energy, Inc	124,066
3,014		Patterson-UTI Energy, Inc	83,880
2,616		Pioneer Natural Resources Co	110,081
1,376	*	Plains Exploration & Production Co	48,889
1,100		Pogo Producing Co	57,112
2,993	*	Pride International, Inc	76,920
667	*	Quicksilver Resources, Inc	42,641
1,451		Range Resources Corp	39,032
1,908		Rowan Cos, Inc	56,687
1,296	*	Southwestern Energy Co	60,886
1,099		Tidewater, Inc	41,894
814	*	Unit Corp	35,824
958		Vintage Petroleum, Inc	29,190
6,495		XTO Energy, Inc	220,765

		TOTAL OIL AND GAS EXTRACTION	2,170,351

PAPER AND ALLIED PRODUCTS - 0.83%
2,000		Bemis Co	53,080
4,724		Georgia-Pacific Corp	150,223
3,647		MeadWestvaco Corp	102,262
1,255		OfficeMax, Inc	37,361
1,100		Packaging Corp of America	23,155

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

4,500	*	Smurfit-Stone Container Corp	$45,765
1,800		Sonoco Products Co	47,700
2,038		Temple-Inland, Inc	75,712

		TOTAL PAPER AND ALLIED PRODUCTS	535,258

PERSONAL SERVICES - 0.56%
2,496		Cintas Corp	96,346
3,000		H & R Block, Inc	175,050
6,000		Service Corp International	48,120
741	*	Weight Watchers International, Inc	38,243

		TOTAL PERSONAL SERVICES	357,759

PETROLEUM AND COAL PRODUCTS - 1.11%
1,385		Amerada Hess Corp	147,516
1,300		Ashland, Inc	93,431
3,030		Murphy Oil Corp	158,257
1,526		Premcor, Inc	113,199
1,256		Sunoco, Inc	142,782
1,210		Tesoro Corp	56,289

		TOTAL PETROLEUM AND COAL PRODUCTS	711,474

PRIMARY METAL INDUSTRIES - 0.59%
1,716		Allegheny Technologies, Inc	37,855
1,100		Hubbell, Inc (Class B)	48,510
2,900		Nucor Corp	132,298
1,174		Precision Castparts Corp	91,455
2,082		United States Steel Corp	71,558

		TOTAL PRIMARY METAL INDUSTRIES	381,676

PRINTING AND PUBLISHING - 1.62%
1,143		American Greetings Corp (Class A)	30,290
1,700		Belo (A.H.) Corp Series A	40,749
2,673		Dex Media, Inc	65,248
970		Dow Jones & Co, Inc	34,387
1,282	*	Dun & Bradstreet Corp	79,035
1,449		EW Scripps Co	70,711
1,000		Harte-Hanks, Inc	29,730
1,308		Knight Ridder, Inc	80,233
799		Lee Enterprises, Inc	32,032
400		McClatchy Co (Class A)	26,176
757		Meredith Corp	37,138
2,600		New York Times Co (Class A)	80,990
470	*	R.H. Donnelley Corp	29,131
3,799		R.R. Donnelley & Sons Co	131,103
4,333		Tribune Co	152,435
101		Washington Post Co (Class B)	84,338
900		Wiley (John) & Sons, Inc (Class A)	35,757

		TOTAL PRINTING AND PUBLISHING	1,039,483

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

RAILROAD TRANSPORTATION - 0.61%
3,900		CSX Corp	$166,374
7,286		Norfolk Southern Corp	225,575

		TOTAL RAILROAD TRANSPORTATION	391,949

REAL ESTATE - 0.30%
890	*	CB Richard Ellis Group, Inc	39,035
611		Forest City Enterprises, Inc (Class A)	43,381
1,348		St. Joe Co	109,916

		TOTAL REAL ESTATE	192,332

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.18%
2,748	*	Goodyear Tire & Rubber Co	40,945
1,500	*	Sealed Air Corp	74,685

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	115,630

SECURITY AND COMMODITY BROKERS - 2.08%
1,399		A.G. Edwards, Inc	63,165
4,300	*	Ameritrade Holding Corp	79,937
2,100		Bear Stearns Cos, Inc	218,274
351		Blackrock, Inc	28,238
609		Chicago Mercantile Exchange	179,960
6,553	*	E*Trade Financial Corp	91,676
2,400		Eaton Vance Corp	57,384
1,500		Federated Investors, Inc (Class B)	45,015
2,200	*	Instinet Group, Inc	11,528
4,300		Janus Capital Group, Inc	64,672
900		Jefferies Group, Inc	34,101
1,954		Legg Mason, Inc	203,431
1,100		Nuveen Investments, Inc	41,382
1,050		Raymond James Financial, Inc	29,662
1,163		SEI Investments Co	43,438
2,315		T Rowe Price Group, Inc	144,919

		TOTAL SECURITY AND COMMODITY BROKERS	1,336,782

STONE, CLAY, AND GLASS PRODUCTS - 0.29%
2,772		Gentex Corp	50,450
600		Lafarge North America, Inc	37,464
2,706	*	Owens-Illinois, Inc	67,785
655	b*	USG Corp	27,838

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	183,537

TOBACCO PRODUCTS - 0.48%
1,287		Loews Corp (Carolina Group)	42,883
1,639		Reynolds American, Inc	129,153
2,950		UST, Inc	134,697

		TOTAL TOBACCO PRODUCTS	306,733

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.42%
3,051	*	AMR Corp	$36,948
1,689	*	JetBlue Airways Corp	34,523
14,021		Southwest Airlines Co	195,312

		TOTAL TRANSPORTATION BY AIR	266,783

TRANSPORTATION EQUIPMENT - 1.93%
1,676		Autoliv, Inc	73,409
1,773		Brunswick Corp	76,806
2,600		Dana Corp	39,026
8,900		Delphi Corp	41,385
3,101		Genuine Parts Co	127,420
2,200		Goodrich Corp	90,112
739		Harsco Corp	40,312
1,639		ITT Industries, Inc	160,016
1,100	*	Navistar International Corp	35,200
685		Oshkosh Truck Corp	53,622
3,150		Paccar, Inc	214,200
2,700	*	Pactiv Corp	58,266
800		Polaris Industries, Inc	43,200
2,200		Textron, Inc	166,870
764	*	TRW Automotive Holdings Corp	18,726

		TOTAL TRANSPORTATION EQUIPMENT	1,238,570

TRANSPORTATION SERVICES - 0.36%
1,518		C.H. Robinson Worldwide, Inc	88,348
1,899		Expeditors International of Washington, Inc	94,589
2,510		Sabre Holdings Corp	50,074

		TOTAL TRANSPORTATION SERVICES	233,011

TRUCKING AND WAREHOUSING - 0.30%
1,001		CNF, Inc	44,945
2,196		Hunt (J.B.) Transport Services, Inc	42,383
1,062	*	Landstar System, Inc	31,987
766	*	Swift Transportation Co, Inc	17,840
1,096	*	Yellow Roadway Corp	55,677

		TOTAL TRUCKING AND WAREHOUSING	192,832

WATER TRANSPORTATION - 0.11%
778		Alexander & Baldwin, Inc	36,061
528		Overseas Shipholding Group, Inc	31,495

		TOTAL WATER TRANSPORTATION	67,556

WHOLESALE TRADE-DURABLE GOODS - 1.05%
1,700		Adesa, Inc	37,009
2,100	*	Arrow Electronics, Inc	57,036
2,100	*	Avnet, Inc	47,313
1,000		BorgWarner, Inc	53,670

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Mid-Cap Blend Index Fund

SHARES			VALUE

2,036	*	Cytyc Corp	$44,914
2,200	*	Ingram Micro, Inc (Class A)	34,452
800		Martin Marietta Materials, Inc	55,296
1,924		Omnicare, Inc	81,635
2,543	*	Patterson Cos, Inc	114,639
933		SCP Pool Corp	32,739
1,099	*	Tech Data Corp	40,234
1,400		W.W. Grainger, Inc	76,706

		TOTAL WHOLESALE TRADE-DURABLE GOODS	675,643

WHOLESALE TRADE-NONDURABLE GOODS - 1.55%
1,111		Airgas, Inc	27,408
1,853		AmerisourceBergen Corp	128,135
1,035		Brown-Forman Corp (Class B)	62,576
2,700	*	Dean Foods Co	95,148
1,010	*	Endo Pharmaceuticals Holdings, Inc	26,543
1,601	*	Henry Schein, Inc	66,474
5,433		McKesson Corp	243,344
830	*	Men's Wearhouse, Inc	28,577
899		Reebok International Ltd	37,605
8,100		Safeway, Inc	182,979
2,400		Supervalu, Inc	78,264
520	*	TreeHouse Foods, Inc	14,825
200		Valhi, Inc	3,500

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	995,378

		TOTAL COMMON STOCKS	64,072,084
		(Cost $47,807,142)

		TOTAL PORTFOLIO - 99.87%	64,072,084
		(Cost $47,807,142)

		OTHER ASSETS & LIABILITIES, NET - 0.13%	83,981

		NET ASSETS - 100.00%	$64,156,065

*	Non-income producing
b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP GROWTH INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.87%

AGRICULTURAL PRODUCTION-CROPS - 0.14%
471		Alico, Inc	$24,224
3,102		Delta & Pine Land Co	77,736

		TOTAL AGRICULTURAL PRODUCTION-CROPS	101,960

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.04%
18		Seaboard Corp	29,952

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	29,952

AMUSEMENT AND RECREATION SERVICES - 0.75%
6,477	*	Alliance Gaming Corp	90,807
3,323	*	Argosy Gaming Co	154,885
1,180		Dover Downs Gaming & Entertainment, Inc	15,647
1,169	*	Lakes Entertainment, Inc	18,003
2,894	*	Life Time Fitness, Inc	94,952
2,223	*	Multimedia Games, Inc	24,475
583	*	Pinnacle Entertainment, Inc	11,403
469		Speedway Motorsports, Inc	17,147
1,158	*	Sunterra Corp	18,771
2,717	*	WMS Industries, Inc	91,699
481		World Wrestling Federation Entertainment, Inc	5,493

		TOTAL AMUSEMENT AND RECREATION SERVICES	543,282

APPAREL AND ACCESSORY STORES - 1.96%
7,027	*	Aeropostale, Inc	236,107
220		Buckle, Inc	9,755
1,292	*	Cache, Inc	21,473
2,299	*	Carter's, Inc	134,216
3,908	*	Casual Male Retail Group, Inc	28,567
1,432		Cato Corp (Class A)	29,571
1,566	*	Charlotte Russe Holding, Inc	19,512
2,645	*	Children's Place Retail Stores, Inc	123,442
4,581		Christopher & Banks Corp	83,649
489	*	Citi Trends, Inc	8,841
179		Deb Shops, Inc	5,186
1,876	*	Dress Barn, Inc	42,454
4,856		Finish Line, Inc (Class A)	91,875
994		Goody's Family Clothing, Inc	7,331
5,711	*	Hot Topic, Inc	109,194
1,689	*	JOS A. Bank Clothiers, Inc	73,134
1,616	*	New York & Co, Inc	34,033
949		Oshkosh B'gosh, Inc (Class A)	24,664
9,466	*	Pacific Sunwear of California, Inc	217,623
121	*	Stage Stores, Inc	5,276

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,211		Talbots, Inc	$71,791
3,015	*	The Wet Seal, Inc	20,457
581	*	Too, Inc	13,578
2,015	*	Wilsons The Leather Experts, Inc	13,380

		TOTAL APPAREL AND ACCESSORY STORES	1,425,109

APPAREL AND OTHER TEXTILE PRODUCTS - 0.36%
3,300	*	DHB Industries, Inc	27,885
2,017	*	Guess?, Inc	33,442
1,571	*	Gymboree Corp	21,460
3,197	*	Innovo Group, Inc	6,842
2,909		Phillips-Van Heusen Corp	95,095
3,346	*	Warnaco Group, Inc	77,794

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	262,518

AUTO REPAIR, SERVICES AND PARKING - 0.22%
300	*	Amerco, Inc	16,065
1,976	*	Midas, Inc	45,448
873	*	Monro Muffler Brake, Inc	25,762
4,100	*	Wright Express Corp	75,727

		TOTAL AUTO REPAIR, SERVICES AND PARKING	163,002

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.23%
1,200	*	America's Car Mart, Inc	27,012
5,061	*	CSK Auto Corp	84,417
595	*	MarineMax, Inc	18,594
2,567	*	Rush Enterprises, Inc (Class A)	34,244

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	164,267

BUSINESS SERVICES - 14.36%
1,515	*	3D Systems Corp	36,451
4,984		Aaron Rents, Inc	124,052
11,190		Acxiom Corp	233,647
2,504		Administaff, Inc	59,495
2,778	*	Advent Software, Inc	56,282
3,863		Advo, Inc	123,037
2,965	*	Agile Software Corp	18,680
2,813	*	Altiris, Inc	41,295
1,545	*	AMN Healthcare Services, Inc	23,221
900	*	Ansoft Corp	21,744
3,961	*	Ansys, Inc	140,655
3,537	*	Anteon International Corp	161,358
7,873	*	Applied Digital Solutions, Inc	25,902
7,066	*	Aquantive, Inc	125,210
700	*	Arbinet-thexchange Inc	4,690
2,894		Arbitron, Inc	124,153
3,236	*	Aspect Communications Corp	36,340
5,800	*	Aspen Technology, Inc	30,160
1,067	*	Asset Acceptance Capital Corp	27,646
3,007	*	Audible Inc	52,232

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,015	*	Autobytel, Inc	$14,563
5,343	*	Avocent Corp	139,666
1,176	*	Bankrate Inc	23,685
1,300		Blackbaud, Inc	17,550
2,212	*	Blackboard, Inc	52,911
1,412	*	Blue Coat Systems, Inc	42,191
1,599	*	Bottomline Technologies, Inc	23,937
2,592		Brady Corp (Class A)	80,352
4,115		Catalina Marketing Corp	104,562
894	*	CCC Information Services Group, Inc	21,411
2,947	*	Ciber, Inc	23,517
1,040	*	Click Commerce Inc	23,889
45,237	*	CMGI, Inc	85,498
16,314	*	CNET Networks, Inc	191,526
885	*	Cogent Communications Group Inc	5,876
2,782	*	Cogent, Inc	79,426
5,242		Cognex Corp	137,288
948		Computer Programs & Systems, Inc	35,332
1,566	*	COMSYS IT Partners, Inc	26,716
3,600	*	Concur Technologies, Inc	37,908
2,084	*	CoStar Group, Inc	90,862
637	*	Covansys Corp	8,185
3,300	*	CSG Systems International, Inc	62,634
2,300	*	Cyberguard Corp	13,674
3,700	*	Cybersource Corp	27,047
5,302	*	Dendrite International, Inc	73,168
4,427	*	Digital Insight Corp	105,894
4,337	*	Digital River, Inc	137,700
11,867	*	DoubleClick, Inc	99,564
15,793	*	Earthlink, Inc	136,767
5,000	*	Eclipsys Corp	70,350
2,200	*	eCollege.com, Inc	26,180
4,045	*	eFunds Corp	72,770
1,780	*	Emageon Inc	24,938
8,741	*	Entrust, Inc	41,869
6,664	*	Epicor Software Corp	87,965
463	*	EPIQ Systems, Inc	7,575
1,937	*	Equinix, Inc	83,950
4,280		Factset Research Systems, Inc	153,395
3,727	*	FalconStor Software, Inc	24,337
5,201	*	Filenet Corp	130,753
335	*	First Advantage Corp	7,809
406	*	Forrester Research, Inc	7,239
1,601	*	FTD Group, Inc	18,171
5,927	*	Gartner, Inc (Class A)	62,945
3,438		Gevity HR, Inc	68,863
684	*	Greg Manning Auctions, Inc	8,174
3,333		Healthcare Services Group	66,927
1,769	*	Heidrick & Struggles International, Inc	46,136
8,980		Henry (Jack) & Associates, Inc	164,424
18,094	*	Homestore, Inc	36,731
2,232	*	Hudson Highland Group, Inc	34,797
4,660	*	Hypercom Corp	30,150
3,103	*	IDX Systems Corp	93,524
419	*	iGate Corp	1,500
2,326	*	Infocrossing, Inc	29,005
11,059	*	Informatica Corp	92,785

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,201	*	Infospace, Inc	$105,409
4,400		infoUSA, Inc	51,480
1,104	*	Innovative Solutions & Support, Inc	37,061
1,133	*	Intergraph Corp	39,043
3,352	*	Intermix Media, Inc	28,056
3,850	*	Internet Security Systems, Inc	78,117
1,086	*	Intervideo, Inc	15,617
1,724	*	Intrado, Inc	25,791
6,144	*	Ipass, Inc	37,233
1,524	*	iPayment, Inc	55,656
5,835	*	iVillage, Inc	34,893
1,478	*	Jamdat Mobile, Inc	40,911
2,515	*	Jupitermedia Corp	43,082
3,066	*	Kanbay International, Inc	70,855
725	*	Keane, Inc	9,933
1,200	*	Keynote Systems, Inc	14,004
3,000	*	Kforce, Inc	25,380
7,412	*	KFX ,Inc	105,917
4,350	*	Korn/Ferry International	77,213
4,074	*	Kronos, Inc	164,549
5,455	*	Labor Ready, Inc	127,156
6,404	*	Lionbridge Technologies	43,419
2,092	*	LoJack Corp	36,736
1,963	*	Majesco Entertainment Co	12,838
3,405	*	Manhattan Associates, Inc	65,410
1,935	*	Mantech International Corp (Class A)	60,062
2,140	*	Mapinfo Corp	22,491
2,479	*	Marchex, Inc	37,284
665	*	Marlin Business Services, Inc	13,367
479	*	Matrixone, Inc	2,395
3,760	*	Mentor Graphics Corp	38,540
10,862	*	Micromuse, Inc	61,479
2,051	*	MicroStrategy, Inc	108,785
2,322	*	Midway Games, Inc	25,449
8,940		MoneyGram International, Inc	170,933
1,838	*	Motive, Inc	18,251
4,860	*	MPS Group, Inc	45,781
449	*	MRO Software, Inc	6,560
854	*	Ness Technologies, Inc	9,069
4,554	*	NetFlix, Inc	74,731
1,910	*	Netscout Systems, Inc	12,587
4,400	*	NIC, Inc	20,328
1,171	*	Niku Corp	24,275
2,545	*	Online Resources Corp	28,784
2,084	*	Open Solutions, Inc	42,326
9,296	*	Opsware, Inc	47,596
4,542	*	Packeteer, Inc	64,042
34,059	*	Parametric Technology Corp	217,296
2,000	*	PDF Solutions, Inc	26,240
1,554	*	Perot Systems Corp (Class A)	22,098
2,703	*	Phase Forward, Inc	18,380
2,687	*	Phoenix Technologies Ltd	20,905
1,955	*	Portfolio Recovery Associates, Inc	82,149
1,244	*	PRA International	33,314
4,656	*	Progress Software Corp	140,378
1,063		QAD, Inc	8,185
928		Quality Systems, Inc	43,969
6,854	*	Quest Software, Inc	93,420

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,880	*	Radiant Systems, Inc	$32,832
1,065	*	Radisys Corp	17,200
15,512	*	RealNetworks, Inc	77,095
1,725	*	Redback Networks, Inc	11,006
1,000		Renaissance Learning, Inc	20,300
1,809	*	Rent-Way, Inc	17,801
1,315	*	RightNow Technologies, Inc	15,806
3,738		Rollins, Inc	74,910
2,342	*	RSA Security, Inc	26,886
3,601	*	S1 Corp	16,961
1,390	*	SafeNet, Inc	47,343
10,298	*	Sapient Corp	81,663
4,900	*	Secure Computing Corp	53,312
6,900	*	Seebeyond Technology Corp	28,842
3,500	*	Serena Software, Inc	67,550
879	*	SI International, Inc	26,335
3,087	*	Sohu.com, Inc	67,667
31,199	*	Sonus Networks, Inc	149,131
5,193	*	Sotheby's Holdings, Inc (Class A)	71,144
4,396	*	Spherion Corp	29,014
2,053	*	SPSS, Inc	39,438
2,000		SS&C Technologies, Inc	63,360
719	*	SSA Global Technologies, Inc	8,628
1,700	*	Stellent, Inc	12,750
1,250	*	Stratasys, Inc	40,850
3,738	*	SupportSoft, Inc	19,400
1,200	*	Sykes Enterprises, Inc	11,376
1,000		Syntel, Inc	16,030
1,964		Talx Corp	56,779
3,768	*	TeleTech Holdings, Inc	30,709
3,981	*	THQ, Inc	116,524
17,931	*	TIBCO Software, Inc	117,269
1,579	*	TNS, Inc	36,901
2,700	*	TradeStation Group, Inc	23,166
4,826	*	Transaction Systems Architects, Inc	118,864
416	*	Travelzoo, Inc	13,657
5,310	*	Trizetto Group, Inc	74,393
1,086	*	TRM Corp	18,267
2,831	*	Ultimate Software Group, Inc	46,428
1,663		United Online, Inc	18,060
10,908	*	Valueclick, Inc	134,496
3,022	*	Vasco Data Security International	29,313
3,343	*	Ventiv Health, Inc	64,453
1,653	*	Verint Systems, Inc	53,160
1,360	*	Vignette Corp	15,300
4,179	*	WebEx Communications, Inc	110,367
3,039	*	Websense, Inc	146,024
700	*	WebSideStory, Inc	10,262
9,016	*	Wind River Systems, Inc	141,371
3,280	*	Witness Systems, Inc	59,794

		TOTAL BUSINESS SERVICES	10,450,206

CHEMICALS AND ALLIED PRODUCTS - 8.39%
12,827	*	Aastrom Biosciences Inc	40,149
11,171	*	Abgenix, Inc	95,847
1,988	*	Acadia Pharmaceuticals Inc	16,699
500	*	Adeza Biomedical Corp	8,490

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

5,300	*	Adolor Corp	$49,025
3,552	*	Alexion Pharmaceuticals, Inc	81,838
11,418	*	Alkermes, Inc	150,946
1,283		Alpharma, Inc (Class A)	18,565
1,356		American Vanguard Corp	28,354
6,658	*	Andrx Corp	135,224
4,415	*	Array Biopharma, Inc	27,815
4,180	*	Atherogenics, Inc	66,796
13,445	*	AVANIR Pharmaceuticals	37,646
969		Balchem Corp	29,118
1,815	*	Barrier Therapeutics, Inc	14,393
2,200	*	Benthley Pharmaceuticals, Inc	24,090
5,036	*	Bioenvision, Inc	36,662
7,302	*	BioMarin Pharmaceutical, Inc	54,692
2,524	*	Bone Care International, Inc	83,216
1,119	*	Caraco Pharmaceutical Laboratories Ltd	9,601
4,682	*	Cell Genesys, Inc	25,049
8,300	*	Cell Therapeutics, Inc	22,493
1,817	*	Chattem, Inc	75,224
4,300	*	Connetics Corp	75,852
900	*	Conor Medsystems Inc	13,815
7,971	*	Corixa Corp	34,913
1,522	*	Cotherix Inc	15,509
6,628	*	Cubist Pharmaceuticals, Inc	87,291
6,604	*	Curis, Inc	25,756
4,076	*	Cypress Bioscience, Inc	53,803
2,906		Diagnostic Products Corp	137,541
1,900	*	Digene Corp	52,592
7,400	*	Discovery Laboratories, Inc	53,946
2,844	*	Dov Pharmaceutical, Inc	53,069
4,100	*	Durect Corp	20,869
2,027	*	Dusa Pharmaceuticals, Inc	18,851
1,425	*	Elizabeth Arden, Inc	33,331
7,380	*	Encysive Pharmaceuticals, Inc	79,778
3,076	*	EPIX Pharmaceuticals, Inc	27,223
4,173	*	Eyetech Pharmaceuticals, Inc	52,747
3,387	*	First Horizon Pharmaceutical	64,488
2,940	*	Genitope Corp	37,750
2,120		Georgia Gulf Corp	65,826
7,550	*	Geron Corp	58,437
2,792	*	GlobeTel Communications Corp	7,790
1,669		Great Lakes Chemical Corp	52,523
692	*	GTx, Inc	6,878
643	*	Hi-Tech Pharmacal Co, Inc	20,486
1,493	*	Idenix Pharmaceuticals, Inc	32,368
5,795	*	Immucor, Inc	167,765
4,641	*	Immunogen, Inc	26,871
6,214	*	Impax Laboratories, Inc	97,560
5,600	*	Inspire Pharmaceuticals, Inc	47,152
684		Inter Parfums, Inc	13,263
3,176	*	InterMune, Inc	41,415
2,230	*	Introgen Therapeutics, Inc	14,361
196	*	Inverness Medical Innovations, Inc	5,351
417		Kronos Worldwide, Inc	12,589
4,550	*	KV Pharmaceutical Co (Class A)	76,212
10,163	*	Ligand Pharmaceuticals, Inc (Class B)	70,633
3,802		MacDermid, Inc	118,470

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,925		Mannatech, Inc	$36,614
1,984	*	MannKind Corp	19,939
888	*	Marshall Edwards, Inc	6,340
3,941	*	Martek Biosciences Corp	149,561
13,840	*	Medarex, Inc	115,287
6,230	*	Medicines Co	145,720
6,879		Medicis Pharmaceutical Corp (Class A)	218,271
1,384		Meridian Bioscience, Inc	26,227
8,975	*	MGI Pharma, Inc	195,296
800	*	Momenta Pharmaceuticals, Inc	15,816
2,535	*	Myogen, Inc	17,720
7,454	*	Nabi Biopharmaceuticals	113,524
2,240	*	Nastech Pharmaceutical Co, Inc	31,875
1,372		Nature's Sunshine Products, Inc	23,928
2,107	*	NBTY, Inc	54,656
4,557	*	Neurocrine Biosciences, Inc	191,667
730	*	New River Pharmaceuticals, Inc	21,915
2,043	*	NitroMed, Inc	39,736
400		NL Industries, Inc	6,156
3,263	*	Northfield Laboratories, Inc	46,694
3,200	*	Noven Pharmaceuticals, Inc	55,936
4,057	*	NPS Pharmaceuticals, Inc	46,047
2,230	*	Nuvelo, Inc	17,238
4,112		Olin Corp	75,003
4,453	*	Onyx Pharmaceuticals, Inc	106,338
5,400	*	OraSure Technologies, Inc	53,946
3,599	*	Pain Therapeutics, Inc	24,293
3,283	*	Par Pharmaceutical Cos, Inc	104,432
788	*	Parexel International Corp	15,642
787	*	Parlux Fragrances, Inc	21,776
2,700	*	Penwest Pharmaceuticals Co	31,914
856		Perrigo Co	11,933
2,577	*	Pharmion Corp	59,812
652	*	Pioneer Cos, Inc	14,337
3,300	*	Pozen, Inc	27,060
1,002	*	Prestige Brands Holdings, Inc	19,539
2,180	*	Progenics Pharmaceuticals	45,475
2,395	*	Renovis, Inc	36,572
4,651	*	Salix Pharmaceuticals Ltd	82,137
2,506	*	Serologicals Corp	53,253
7,882	*	StemCells, Inc	33,183
820	*	Stratagene Corp	7,126
6,800	*	SuperGen, Inc	33,592
2,009	*	SurModics, Inc	87,130
465	*	Tanox, Inc	5,450
1,294	*	Tercica, Inc	11,245
600	*	Threshold Pharmaceuticals, Inc	4,950
2,795		UAP Holding Corp	46,397
2,821	*	United Therapeutics Corp	135,972
1,338	*	USANA Health Sciences, Inc	56,597
7,627	*	Vicuron Pharmaceuticals, Inc	212,793
3,865	*	WR Grace & Co	30,108
3,305	*	Zymogenetics, Inc	58,168

		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,109,342

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

COAL MINING - 0.29%
3,708	*	Alpha Natural Resources, Inc	$88,547
1,600		Foundation Coal Holdings, Inc	41,504
975	*	James River Coal Co	33,784
1,010		Penn Virginia Corp	45,116

		TOTAL COAL MINING	208,951

COMMUNICATIONS - 2.36%
8,218		Adtran, Inc	203,724
4,166	*	Airspan Networks, Inc	23,121
1,583		Alaska Communications Systems Group, Inc	15,687
1,940	*	Anixter International, Inc	72,110
800	*	Beasley Broadcast Group, Inc (Class A)	11,592
746	*	Brightpoint, Inc	16,554
941	*	Centennial Communications Corp	13,061
1,507		Commonwealth Telephone Enterprises, Inc	63,158
1,775	*	Crown Media Holdings, Inc (Class A)	16,738
1,310	*	Cumulus Media, Inc (Class A)	15,432
14,102	*	Dobson Communications Corp (Class A)	60,075
1,296	*	Emmis Communications Corp (Class A)	22,900
5,561	*	Entravision Communications Corp (Class A)	43,320
553	*	Fisher Communications, Inc	26,151
9,631	*	Foundry Networks, Inc	83,116
1,629		Golden Telecom, Inc	49,978
486	*	Hungarian Telephone & Cable	8,359
1,933	*	InPhonic, Inc	29,730
2,949	*	j2 Global Communications, Inc	101,564
180		Liberty Corp	6,626
1,974	*	Lodgenet Entertainment Corp	32,749
7,651	*	Mediacom Communications Corp	52,562
2,144		North Pittsburgh Systems, Inc	41,937
3,630	*	Novatel Wireless, Inc	45,266
8,927	*	Premiere Global Services, Inc	100,786
3,267	*	Radio One, Inc (Class D)	41,720
1,730	*	Regent Communications, Inc	10,155
3	v*	RNC Corporation Wts 12/21/06	-
1,492	*	Saga Communications, Inc (Class A)	20,888
1,300	*	Salem Communications Corp (Class A)	25,792
8,126	*	SBA Communications Corp	109,701
100		Shenandoah Telecom Co	3,975
5,432		Sinclair Broadcast Group, Inc (Class A)	49,323
4,186	*	Spanish Broadcasting System, Inc (Class A)	41,818
2,189	*	Syniverse Holdings, Inc	30,646
4,423	*	Telkonet, Inc	21,805
3,551	*	Terremark Worldwide, Inc	24,857
7,143	*	Tivo, Inc	47,715
9,633	*	Ubiquitel, Inc	78,605
2,088		Valor Communications Group, Inc	28,814
3,910	*	Wireless Facilities, Inc	24,750

		TOTAL COMMUNICATIONS	1,716,860

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 4.92%
3,222		Amegy Bancorp, Inc	$72,108
339		Ames National Corp	37,480
1,189		Arrow Financial Corp	33,102
1,500		Bank of The Ozarks, Inc	49,260
100		Berkshire Hills Bancorp, Inc	3,332
445	*	BFC Financial Corp	3,796
363		Boston Private Financial Holdings, Inc	9,148
115		Camden National Corp	3,766
313	*	Capital Crossing Bank	10,673
754	*	Cardinal Financial Corp	7,080
2,281		Cascade Bancorp	47,992
3,905		Cathay General Bancorp	131,638
1,270		Center Financial Corp	31,534
696	*	Central Coast Bancorp	12,598
475		Charter Financial Corp	16,596
321		City Holding Co	11,723
1,816		Coastal Financial Corp	26,768
1,850		CoBiz, Inc	33,540
681		Colony Bankcorp Inc	20,457
166		Columbia Bancorp	6,051
553		Commercial Bankshares, Inc	21,462
1,470		Commercial Capital Bancorp, Inc	24,564
532	*	Community Bancorp	16,503
1,795		Corus Bankshares, Inc	99,605
4,917		CVB Financial Corp	96,767
917		Enterprise Financial Services Corp	21,687
838	*	EuroBancshares, Inc	13,450
3,887	*	Euronet Worldwide, Inc	112,995
738		Fidelity Bankshares, Inc	19,572
411		First Bancorp (Puerto Rico)	16,502
1,544		First Busey Corp (Class A)	29,815
133		First Financial Bankshares, Inc	4,501
2,683		First Midwest Bancorp, Inc	94,361
304	*	First Regional Bancorp	20,110
214		First Republic Bank	7,561
574		First South Bancorp, Inc	18,299
223		First State Bancorp	4,302
968		Frontier Financial Corp	24,452
1,619		Glacier Bancorp, Inc	42,304
686		Great Southern Bancorp, Inc	21,465
1,739		Hanmi Financial Corp	29,041
1,720		Harbor Florida Bancshares, Inc	64,397
1,822		Harleysville National Corp	42,198
856		Heritage Commerce Corp	15,716
1,740		Hudson United Bancorp	62,814
637		Independent Bank Corp (Michigan)	18,116
1,254		Macatawa Bank Corp	43,501
272		Main Street Banks, Inc	6,925
1,100		MB Financial, Inc	43,813
418		MBT Financial Corp	8,046
688		Mercantile Bank Corp	30,251
611		Midwest Banc Holdings, Inc	11,786
2,500		Nara Bancorp, Inc	36,700
438		NASB Financial, Inc	19,206
6,696		NewAlliance Bancshares, Inc	94,079
249	*	Northern Empire Bancshares	7,704
1,824		Old Second Bancorp, Inc	53,060
2,781		Pacific Capital Bancorp	103,119

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

335		Park National Corp	$37,018
881		Peapack Gladstone Financial Corp	24,404
916		Pennrock Financial Services Corp	32,875
510	*	Pennsylvania Commerce Bancorp, Inc	16,703
412		PFF Bancorp, Inc	12,479
880	*	Pinnacle Financial Partners, Inc	21,120
246		Placer Sierra Bancshares	6,708
418		Preferred Bank	16,595
902	*	Premierwest Bancorp	13,368
2,188		PrivateBancorp, Inc	77,411
893	*	QC Holdings, Inc	12,895
294		Republic Bancorp, Inc (Michigan)	4,404
548		S & T Bancorp, Inc	19,783
805		S.Y. Bancorp, Inc	18,394
372		Sandy Spring Bancorp, Inc	13,031
700		Seacoast Banking Corp of Florida	13,783
444		Sierra Bancorp	10,070
100	*	Signature Bank	2,440
774		Sound Federal Bancorp, Inc	12,508
621		Southside Bancshares, Inc	12,731
220		State Bancorp, Inc	4,976
586		State Financial Services Corp (Class A)	23,592
501		Sterling Bancorp	10,696
1,418		Suffolk Bancorp	45,787
491		Summit Bancshares, Inc	8,494
4,505	*	SVB Financial Group	215,790
2,726	*	Texas Capital Bancshares, Inc	53,811
951		Texas Regional Bancshares, Inc (Class A)	28,986
9,864		Trustco Bank Corp NY	128,824
110		U.S.B. Holding Co, Inc	2,574
11,366		UCBH Holdings, Inc	184,584
760		United Community Banks, Inc	19,775
661		United Securities Bancshares	20,332
1,615		Univest Corp of Pennsylvania	48,385
968		Vineyard National Bancorp	30,550
1,250	*	Virginia Commerce Bancorp	30,413
2,318		West Bancorporation	43,586
2,576		Westamerica Bancorp	136,039
151	*	Western Sierra Bancorp	5,111
359		Westfield Financial, Inc	8,702
1,908		Wilshire Bancorp, Inc	27,342
2,628		Wintrust Financial Corp	137,576
530		Yardville National Bancorp	18,947

		TOTAL DEPOSITORY INSTITUTIONS	3,582,983

EATING AND DRINKING PLACES - 2.02%
1,590		AFC Enterprises	20,956
1,708	*	BJ's Restaurants, Inc	34,741
830	*	Buffalo Wild Wings, Inc	25,896
2,127	*	California Pizza Kitchen, Inc	58,003
4,538	*	CEC Entertainment, Inc	191,004
7,500	*	CKE Restaurants, Inc	104,400
6,463	*	Denny's Corp	32,315
834		IHOP Corp	36,187
763	*	Jack In The Box, Inc	28,933
3,302	*	Krispy Kreme Doughnuts, Inc	22,982
624	*	McCormick & Schmick's Seafood Restaurants, Inc	9,853

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

341	*	O'Charley's, Inc	$6,022
3,360	*	P.F. Chang's China Bistro, Inc	198,173
786	*	Papa John's International, Inc	31,416
4,472	*	Rare Hospitality International, Inc	136,262
1,787	*	Red Robin Gourmet Burgers, Inc	110,758
8,014		Ruby Tuesday, Inc	207,563
2,621	*	Texas Roadhouse, Inc (Class A)	91,080
2,976	*	The Steak N Shake Co	55,413
4,801		Triarc Cos (Class B)	71,343

		TOTAL EATING AND DRINKING PLACES	1,473,300

EDUCATIONAL SERVICES - 0.81%
11,371	*	Corinthian Colleges, Inc	145,208
7,275	*	DeVry, Inc	144,772
2,500	*	Educate, Inc	35,375
1,300	*	Learning Tree International, Inc	15,626
1,853		Strayer Education, Inc	159,840
2,639	*	Universal Technical Institute, Inc	87,615

		TOTAL EDUCATIONAL SERVICES	588,436

ELECTRIC, GAS, AND SANITARY SERVICES - 0.71%
1,500		American Ecology Corp	26,850
246	*	Casella Waste Systems, Inc (Class A)	2,952
1,905	*	Clean Harbors, Inc	41,300
521		Connecticut Water Service, Inc	13,020
752		Crosstex Energy, Inc	36,322
1,750	*	Duratek, Inc	40,565
711		Markwest Hydrocarbon, Inc	16,495
649		MGE Energy, Inc	23,611
93		New Jersey Resources Corp	4,487
871		Ormat Technologies, Inc	16,636
5,620	*	Plug Power, Inc	38,497
701		Resource America, Inc (Class A)	27,010
150		SJW Corp	7,051
5,988	*	Waste Connections, Inc	223,293

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	518,089

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.31%
281	*	Actel Corp	3,906
2,900	*	Advanced Energy Industries, Inc	22,794
634	*	Aeroflex, Inc	5,326
3,900	*	American Superconductor Corp	35,685
4,587	*	AMIS Holdings, Inc	61,191
8,252	*	Amkor Technology, Inc	37,134
15,321	*	Applied Micro Circuits Corp	39,222
1,300		Applied Signal Technology, Inc	24,752
11,011	*	Arris Group, Inc	95,906
3,946	*	Artesyn Technologies, Inc	34,330
4,231	*	Atheros Communications, Inc	34,102
33,197	*	Atmel Corp	78,677
4,737	*	ATMI, Inc	137,420
3,196		Baldor Electric Co	77,727

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

2,908	*	Benchmark Electronics, Inc	$88,461
741	*	Catapult Communications Corp	12,641
3,662	*	C-COR, Inc	25,085
2,026	*	Ceradyne, Inc	48,766
1,643	*	Color Kinetics, Inc	17,481
2,728	*	Comtech Telecommunications	89,015
2,175		CTS Corp	26,731
3,850	*	Cymer, Inc	101,447
16,533	*	Cypress Semiconductor Corp	208,150
1,211	*	Diodes, Inc	37,783
2,388	*	Ditech Communications Corp	15,498
2,939	*	DSP Group, Inc	70,154
2,360	*	DTS, Inc	42,079
4,665	*	Emcore Corp	19,266
861	*	EndWave Corp	40,984
2,957	*	Energy Conversion Devices, Inc	66,178
4,967	*	Evergreen Solar, Inc	31,938
2,057	*	Exar Corp	30,629
3,636	*	Fairchild Semiconductor International, Inc	53,631
11,431	*	Finisar Corp	12,003
2,743		Franklin Electric Co, Inc	106,017
30,776	*	Gemstar-TV Guide International, Inc	110,486
637	*	Genlyte Group, Inc	31,047
3,176	*	Glenayre Technologies, Inc	11,973
5,243	*	GrafTech International Ltd	22,545
2,312	*	Greatbatch, Inc	55,257
9,900	*	Harmonic, Inc	47,817
2,247		Helix Technology Corp	29,840
608	*	Hutchinson Technology, Inc	23,414
8,720	*	Integrated Circuit Systems, Inc	179,981
2,871	*	Integrated Device Technology, Inc	30,863
6,779	*	Interdigital Communications Corp	118,632
3,971	*	International DisplayWorks, Inc	31,768
601		Inter-Tel, Inc	11,185
5,000	*	InterVoice, Inc	43,150
3,099	*	IXYS Corp	43,944
1,554	*	Kemet Corp	9,790
4,163	*	Lattice Semiconductor Corp	18,484
700	*	Leadis Technology, Inc	5,635
1,549	*	Lifeline Systems, Inc	49,754
546		Lincoln Electric Holdings, Inc	18,100
1,226	*	Littelfuse, Inc	34,144
4,703	*	Mattson Technology, Inc	33,673
6,037		Maytag Corp	94,539
1,765	*	Medis Technologies Ltd	29,299
2,688	*	Mercury Computer Systems, Inc	73,571
2,609		Methode Electronics, Inc	30,969
1,423	*	Metrologic Instruments, Inc	17,844
7,917	*	Micrel, Inc	91,204
7,891	*	Microsemi Corp	148,351
6,100	*	Microtune, Inc	30,591
5,745	*	MIPS Technologies, Inc	41,364
3,548	*	Mobility Electronics, Inc	32,464
2,118	*	Monolithic Power Systems, Inc	18,808
462	*	Moog, Inc (Class A)	14,548
8,617	*	MRV Communications, Inc	18,699
600	*	Multi-Fineline Electronix, Inc	11,040
1,315	*	Mykrolis Corp	18,686
1,280	*	Netlogic Microsystems, Inc	22,694

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

7,207	*	Omnivision Technologies, Inc	$97,943
17,950	*	ON Semiconductor Corp	82,570
8,744	*	Openwave Systems, Inc	143,402
687	*	OSI Systems, Inc	10,848
1,842	*	Pericom Semiconductor Corp	14,994
1,889	*	Photronics, Inc	44,089
3,961	*	Pixelworks, Inc	33,985
6,117		Plantronics, Inc	222,414
3,091	*	Plexus Corp	43,985
2,837	*	PLX Technology, Inc	28,824
22,567	*	PMC-Sierra, Inc	210,550
6,208	*	Polycom, Inc	92,561
1,880	*	Portalplayer, Inc	39,142
3,800	*	Power Integrations, Inc	81,966
1,107	*	Power-One, Inc	6,985
8,457	*	Rambus, Inc	113,155
2,100		Raven Industries, Inc	49,182
1,634		Regal-Beloit Corp	47,647
3,727	*	RF Micro Devices, Inc	20,238
2,094	*	Rogers Corp	84,912
1,912	*	Seachange International, Inc	13,422
9,372	*	Semtech Corp	156,044
4,461	*	Sigmatel, Inc	76,551
10,034	*	Silicon Image, Inc	102,949
5,336	*	Silicon Laboratories, Inc	139,856
3,068	*	Silicon Storage Technology, Inc	12,364
8,416	*	Skyworks Solutions, Inc	62,026
3,180	*	Spatialight, Inc	18,031
2,600		Spectralink Corp	27,352
857	*	Standard Microsystems Corp	20,037
1,200	*	Supertex, Inc	21,192
5,741	*	Symmetricom, Inc	59,534
3,175	*	Synaptics, Inc	67,818
6,731	*	Tekelec	113,081
9,707	*	Terayon Communication Systems, Inc	29,995
5,518	*	Tessera Technologies, Inc	184,356
13,032	*	Transwitch Corp	26,716
3,188	*	Trident Microsystems, Inc	72,336
3,109	*	Triquint Semiconductor, Inc	10,353
2,663	*	TTM Technologies, Inc	20,265
192	*	Ulticom, Inc	2,037
1,903	*	Ultralife Batteries, Inc	30,733
2,900	*	Universal Display Corp	29,812
1,800	*	Universal Electronics, Inc	29,862
7,345	*	UTStarcom, Inc	55,014
2,800	*	Valence Technology, Inc	7,840
4,687	*	Varian Semiconductor Equipment Associates, Inc	173,419
2,900	*	Viasat, Inc	58,957
2,700		Vicor Corp	36,720
1,695	*	Virage Logic Corp	17,458
15,970	*	Vitesse Semiconductor Corp	33,377
1,875	*	Volterra Semiconductor Corp	27,919
6,800	*	Westell Technologies, Inc	40,664
1,347	*	Zoltek Cos, Inc	15,127
1,933	*	Zoran Corp	25,690

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,776,561

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

ENGINEERING AND MANAGEMENT SERVICES - 4.13%
2,425	*	Advisory Board Co	$118,195
13,267	*	Amylin Pharmaceuticals, Inc	277,678
1,877	*	Antigenics, Inc	10,155
7,100	*	Ariad Pharmaceuticals, Inc	47,286
879		CDI Corp	19,268
1,304	*	CRA International, Inc	70,220
5,357	*	CuraGen Corp	27,535
4,580	*	CV Therapeutics, Inc	102,684
6,891	*	Decode Genetics, Inc	64,706
3,700	*	DiamondCluster International, Inc	41,810
11,169	*	Digitas, Inc	127,438
2,051	*	Diversa Corp	10,686
6,150	*	eResearch Technology, Inc	82,349
2,155	*	Essex Corp	49,306
9,221	*	Exelixis, Inc	68,512
2,036	*	Greenfield Online, Inc	24,737
4,381	*	Harris Interactive, Inc	21,335
795	*	Huron Consulting Group, Inc	18,722
7,972	*	ICOS Corp	168,767
10,356	*	Incyte Corp	74,045
400	*	Infrasource Services, Inc	4,168
7,000	*	Isis Pharmaceuticals, Inc	27,370
2,933	*	Keryx Biopharmaceuticals, Inc	38,716
800		Landauer, Inc	41,528
1,827	*	LECG Corp	38,842
8,716	*	Lexicon Genetics, Inc	43,057
3,845	*	Lifecell Corp	60,789
3,600	*	Luminex Corp	35,424
1,229	*	MTC Technologies, Inc	45,264
3,898	*	Myriad Genetics, Inc	61,004
6,254	*	Navigant Consulting, Inc	110,446
2,399	*	Neopharm, Inc	23,966
3,057	*	Orchid Cellmark, Inc	33,046
2,808	*	Per-Se Technologies, Inc	59,024
3,985	*	PRG-Schultz International, Inc	11,238
6,037	*	Resources Connection, Inc	140,240
2,447	*	Rigel Pharmaceuticals, Inc	48,744
2,067	*	Seattle Genetics, Inc	11,079
2,631	*	Senomyx, Inc	43,438
2,298	*	SFBC International, Inc	88,772
4,078	*	Symyx Technologies, Inc	114,102
100		Sypris Solutions, Inc	1,237
1,100	*	Tejon Ranch Co	56,617
6,555	*	Telik, Inc	106,584
5,518	*	Tetra Tech, Inc	74,659
3,684	*	Transkaryotic Therapies, Inc	134,761
2,100	*	Trimeris, Inc	20,958
900	*	ViaCell, Inc	9,585
15,090	*	ViroLogic, Inc	37,423
2,346		Watson Wyatt & Co Holdings	60,128

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	3,007,643

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

FABRICATED METAL PRODUCTS - 0.83%
600	*	Commercial Vehicle Group, Inc	$10,650
340		Dynamic Materials Corp	13,155
1,270	*	Earle M Jorgensen Co	10,223
2,850	*	Global Power Equipment Group, Inc	22,657
1,000		Gulf Island Fabrication, Inc	19,880
9,660	*	Jacuzzi Brands, Inc	103,652
459		Lifetime Brands, Inc	8,964
1,834	*	Mobile Mini, Inc	63,236
1,712	*	NCI Building Systems, Inc	56,154
789		Silgan Holdings, Inc	44,373
4,690		Simpson Manufacturing Co, Inc	143,280
564		Sun Hydraulics Corp	20,524
7,688	*	Taser International, Inc	77,188
322		Watts Water Technologies, Inc (Class A)	10,784

		TOTAL FABRICATED METAL PRODUCTS	604,720

FOOD AND KINDRED PRODUCTS - 0.63%
900	*	Boston Beer Co, Inc (Class A)	20,196
324		Coca-Cola Bottling Co Consolidated	16,375
8,800	*	Darling International, Inc	33,000
733		Flowers Foods, Inc	25,919
1,462	*	Gold Kist, Inc	31,550
941	*	Hansen Natural Corp	79,722
8,355	*	Hercules, Inc	118,223
490		Lancaster Colony Corp	21,031
645		Lance, Inc	11,100
200	*	National Beverage Corp	1,596
1,700	*	Peets Coffee & Tea, Inc	56,168
228		Sanderson Farms, Inc	10,360
1,082		Tootsie Roll Industries, Inc	31,649

		TOTAL FOOD AND KINDRED PRODUCTS	456,889

FOOD STORES - 0.26%
155		Arden Group, Inc (Class A)	12,288
1,158	*	Great Atlantic & Pacific Tea Co, Inc	33,652
2,143	*	Pantry, Inc	82,998
1,832	*	Pathmark Stores, Inc	16,048
3,659	*	Wild Oats Markets, Inc	41,896

		TOTAL FOOD STORES	186,882

FURNITURE AND FIXTURES - 0.36%
7,291	*	BE Aerospace, Inc	113,958
460		Ethan Allen Interiors, Inc	15,415
3,628	*	Interface, Inc (Class A)	29,205
4,603	*	Select Comfort Corp	98,642
258		Stanley Furniture Co, Inc	6,337

		TOTAL FURNITURE AND FIXTURES	263,557

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 1.19%
1,987	*	Bell Microproducts, Inc	$18,678
2,815	*	Brookstone, Inc	53,147
1,444	*	Cost Plus, Inc	36,014
1,462	*	Design Within Reach, Inc	26,462
1,470	*	Electronics Boutique Holdings Corp	93,330
5,667	*	GameStop Corp (Class B)	169,443
3,289	*	Guitar Center, Inc	191,979
1,261		Knoll, Inc	21,576
3,140		Movie Gallery, Inc	82,990
2,227		Pier 1 Imports, Inc	31,601
3,560	*	Restoration Hardware, Inc	29,121
1,030	*	The Bombay Co, Inc	5,871
3,315		Tuesday Morning Corp	104,489

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	864,701

GENERAL BUILDING CONTRACTORS - 0.51%
1,847		Brookfield Homes Corp	84,223
526	*	Comstock Homebuilding Cos, Inc	12,740
2,650		McGrath RentCorp	62,805
1,292	*	Perini Corp	21,214
4,569		Walter Industries, Inc	183,674
77	*	William Lyon Homes, Inc	7,470

		TOTAL GENERAL BUILDING CONTRACTORS	372,126

GENERAL MERCHANDISE STORES - 0.33%
965	*	99 Cents Only Stores	12,265
2,364	*	Big Lots, Inc	31,299
2,929	*	Cabela's, Inc	62,564
452	*	Conn's, Inc	11,060
2,937		Fred's, Inc	48,696
3,452		Stein Mart, Inc	75,944

		TOTAL GENERAL MERCHANDISE STORES	241,828

HEALTH SERVICES - 3.51%
1,449	*	Alliance Imaging, Inc	15,157
848	*	Allied Healthcare International, Inc	6,004
1,938	*	Amedisys, Inc	71,280
1,440	*	America Service Group, Inc	22,824
514	*	American Dental Partners, Inc	12,547
4,181	*	American Healthways, Inc	176,731
3,495	*	American Retirement Corp	51,097
3,810	*	Amsurg Corp	105,499
6,267	*	Apria Healthcare Group, Inc	217,089
13,930	*	Beverly Enterprises, Inc	177,468
1,141	*	Bio-Reference Labs, Inc	15,837
469	*	Corvel Corp	11,781
850	*	Cross Country Healthcare, Inc	14,450
3,454	*	Enzo Biochem, Inc	61,930
3,581	*	Enzon, Inc	23,205
142	*	Genesis HealthCare Corp	6,572
1,903	*	Gentiva Health Services, Inc	33,988

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,315	*	Horizon Health Corp	$30,758
16,636	*	Human Genome Sciences, Inc	192,645
2,565		LCA-Vision, Inc	124,300
436	*	Magellan Health Services, Inc	15,395
2,027	*	Matria Healthcare, Inc	65,330
375		National Healthcare Corp	13,241
10,674	*	Nektar Therapeutics	179,750
3,597	*	Odyssey HealthCare, Inc	51,869
2,705		Option Care, Inc	38,140
5,450	*	PainCare Holdings, Inc	23,598
2,821	*	Pediatrix Medical Group, Inc	207,456
2,586	*	Psychiatric Solutions, Inc	125,964
1,390	*	Radiation Therapy Services, Inc	36,905
500	*	RehabCare Group, Inc	13,365
700	*	Specialty Laboratories, Inc	5,887
1,724	*	Stereotaxis, Inc	13,844
1,938	*	Sunrise Senior Living, Inc	104,613
1,951	*	Symbion, Inc	46,531
1,487	*	U.S. Physical Therapy, Inc	28,521
3,688	*	United Surgical Partners International, Inc	192,071
1,218	*	VistaCare, Inc (Class A)	22,496

		TOTAL HEALTH SERVICES	2,556,138

HOLDING AND OTHER INVESTMENT OFFICES - 2.62%
400		Aames Investment Corp	3,888
200		Acadia Realty Trust	3,730
257	*	Alexander's, Inc	63,929
801		Alexandria Real Estate Equities, Inc	58,833
3,329		Capital Automotive REIT	127,068
869		Cherokee, Inc	30,085
1,982		Cousins Properties, Inc	58,628
464		Diamondrock Hospitality Co	5,243
200		Digital Realty Trust, Inc	3,476
385		Eastgroup Properties, Inc	16,212
2,377		ECC Capital Corp	15,831
264	*	Enstar Group, Inc	17,894
2,187		Entertainment Properties Trust	100,602
1,400		Equity Lifestyle Properties, Inc	55,664
624		Gables Residential Trust	26,975
2,208		Getty Realty Corp	61,162
176		Gladstone Capital Corp	4,118
4,511		Glimcher Realty Trust	125,180
1,147		GMH Communities Trust	15,886
2,181		Harris & Harris Group, Inc	25,976
5,857		Inland Real Estate Corp	94,181
2,400		iShares Russell 2000 Growth Index Fund	155,592
1,343		Kilroy Realty Corp	63,779
564		Lexington Corporate Properties Trust	13,711
766		MFA Mortgage Investments, Inc	5,707
122		Mid-America Apartment Communities, Inc	5,541
872		Nationwide Health Properties, Inc	20,588
5,549		Omega Healthcare Investors, Inc	71,360
1,599		RAIT Investment Trust	47,890
1,379		Saul Centers, Inc	50,127
154		Sovran Self Storage, Inc	7,001

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

493		Strategic Hotel Capital, Inc	$8,874
1,030		Sun Communities, Inc	38,306
3,481		Tanger Factory Outlet Centers, Inc	93,743
1,334	*	Tarragon Realty Investors, Inc	33,683
3,669		Taubman Centers, Inc	125,076
2,456		Town & Country Trust	70,021
377		Universal Health Realty Income Trust	14,367
5,297		Washington Real Estate Investment Trust	165,266

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,905,193

HOTELS AND OTHER LODGING PLACES - 0.48%
2,510		Ameristar Casinos, Inc	65,486
663	*	Bluegreen Corp	11,543
2,145	*	Gaylord Entertainment Co	99,721
2,085	*	Great Wolf Resorts, Inc	42,617
1,780	*	Isle of Capri Casinos, Inc	46,636
1,166	*	Monarch Casino & Resort, Inc	25,699
2,525	*	MTR Gaming Group, Inc	29,391
695	*	Outdoor Channel Holdings, Inc	9,563
710	*	Riviera Holdings Corp	16,082

		TOTAL HOTELS AND OTHER LODGING PLACES	346,738

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.51%
1,000	*	Aaon, Inc	17,790
3,430	*	Actuant Corp	164,434
1,963	*	Astec Industries, Inc	45,522
1,100	*	ASV, Inc	44,594
3,137	*	Blount International, Inc	52,357
3,863	*	Brooks Automation, Inc	57,366
2,549		Bucyrus International, Inc (Class A)	96,811
10,160	*	Cirrus Logic, Inc	53,950
258		Curtiss-Wright Corp	13,919
155	*	Dril-Quip, Inc	4,497
9,826	*	Emulex Corp	179,423
5,183		Engineered Support Systems, Inc	185,707
11,100	*	Extreme Networks, Inc	45,510
1,562	*	Fargo Electronics, Inc	31,224
1,226	*	Flanders Corp	11,034
32,205	*	Gateway, Inc	106,277
900	*	General Binding Corp	19,728
2,348	*	Global Imaging Systems, Inc	74,807
2,367	*	Hydril	128,646
2,564	*	Intevac, Inc	26,845
886	*	Kadant, Inc	19,430
1,770		Kaydon Corp	49,295
1,640	*	Komag, Inc	46,527
5,229	*	Kulicke & Soffa Industries, Inc	41,361
4,410		Lennox International, Inc	93,360
862		Lindsay Manufacturing Co	20,326
1,501		Lufkin Industries, Inc	54,006
3,272		Manitowoc Co, Inc	134,217
30,116	*	Maxtor Corp	156,603
4,779	*	Micros Systems, Inc	213,860
627		Middleby Corp	33,143
2,896	*	Mikohn Gaming Corp	42,644

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,961	*	Netgear, Inc	$73,675
1,738		NN, Inc	22,038
1,757		Nordson Corp	60,230
4,761	*	Oil States International, Inc	119,834
443	*	PalmOne, Inc	13,188
505	*	PAR Technology Corp	16,160
447	*	Paxar Corp	7,934
2,904	*	ProQuest Co	95,222
1,150	*	Rimage Corp	24,414
200		Sauer-Danfoss, Inc	3,554
6,559	*	Scansoft, Inc	24,793
1,700	*	Scansource, Inc	72,998
950		Schawk, Inc	23,750
493	*	Semitool, Inc	4,703
2,733		Stewart & Stevenson Services, Inc	61,930
1,604	*	TurboChef Technologies, Inc	28,744
2,780	*	Ultratech, Inc	50,874
6,126	*	UNOVA, Inc	163,135
2,116	*	VeriFone Holdings, Inc	34,385
2,685		Watsco, Inc	114,381

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,281,155

INSTRUMENTS AND RELATED PRODUCTS - 8.17%
2,365	*	Abaxis, Inc	25,731
2,061	*	Abiomed, Inc	17,622
1,280	*	ADE Corp	35,904
2,523	*	Advanced Neuromodulation Systems, Inc	100,113
7,246	*	Align Technology, Inc	53,403
8,625	*	American Medical Systems Holdings, Inc	178,106
1,028	*	American Science & Engineering, Inc	45,602
271	*	Angiodynamics, Inc	5,892
1,489	*	Animas Corp	30,003
1,094	*	ARGON ST Inc	38,837
2,700		Arrow International, Inc	86,130
3,091	*	Arthrocare Corp	108,000
2,044	*	Aspect Medical Systems, Inc	60,789
2,406	*	August Technology Corp	28,030
434		Badger Meter Inc	17,924
1,500		BEI Technologies, Inc	40,020
2,116	*	Biosite, Inc	116,359
2,830	*	Bruker BioSciences Corp	11,292
2,700	*	Candela Corp	28,215
1,409	*	Cantel Medical Corp	23,051
5,700	*	Cepheid, Inc	41,838
1,778		CNS, Inc	40,627
716		Cohu, Inc	14,356
3,587	*	Credence Systems Corp	32,462
2,200	*	Cuno, Inc	157,168
2,675	*	Cyberonics, Inc	116,068
479	*	DexCom, Inc	5,983
2,600	*	Dionex Corp	113,386
1,920	*	DJ Orthopedics, Inc	52,666
1,563		DRS Technologies, Inc	80,151
1,952		EDO Corp	58,384
3,789	*	Encore Medical Corp	21,029
1,349	*	ESCO Technologies, Inc	135,979
1,122	*	Excel Technology, Inc	27,265

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

1,432	*	Faro Technologies, Inc	$39,036
2,621	*	FEI Co	59,785
4,212	*	Formfactor, Inc	111,281
6,040	*	Fossil, Inc	137,108
1,723	*	Foxhollow Technologies, Inc	65,939
3,227	*	Haemonetics Corp	131,145
3,778	*	HealthTronics, Inc	49,076
187	*	Herley Industries, Inc	3,411
2,504	*	Hologic, Inc	99,534
1,027	*	ICU Medical, Inc	33,039
2,556	*	I-Flow Corp	42,532
3,100	*	II-VI, Inc	57,009
4,281	*	Illumina, Inc	51,672
2,639	*	Integra LifeSciences Holding	77,059
3,587	*	Intermagnetics General Corp	110,336
1,591	*	Intralase Corp	31,215
4,376	*	Intuitive Surgical, Inc	204,097
3,042	*	Ionatron, Inc	26,131
2,067	*	IRIS International, Inc	36,793
1,176	*	Ista Pharmaceuticals, Inc	9,784
2,960	*	Itron, Inc	132,253
4,100	*	Ixia	79,704
1,700		Keithley Instruments, Inc	26,197
1,300	*	Kensey Nash Corp	39,312
3,619	*	Kyphon, Inc	125,905
1,268	*	LaBarge, Inc	23,014
2,600	*	Laserscope	107,744
9,820	*	Lexar Media, Inc	48,216
1,447	*	Measurement Specialties, Inc	33,585
4,101		Mentor Corp	170,109
1,801	*	Merit Medical Systems, Inc	27,753
2,000	*	Micro Therapeutics, Inc	7,960
3,615		Mine Safety Appliances Co	167,013
1,586	*	Molecular Devices Corp	34,305
1,742		MTS Systems Corp	58,496
695	*	Neurometrix, Inc	13,921
353	*	Newport Corp	4,893
1,887	*	NuVasive, Inc	31,362
2,526		Oakley, Inc	43,018
2,122	*	Palomar Medical Technologies, Inc	50,758
1,893	*	Photon Dynamics, Inc	39,015
4,923	*	Pinnacle Systems, Inc	27,076
3,552		PolyMedica Corp	126,664
546	*	Rudolph Technologies, Inc	7,824
4,334	*	Sirf Technology Holdings, Inc	76,625
1,265	*	Somanetics Corp	28,425
3,032	*	Sonic Solutions, Inc	56,395
2,000	*	SonoSite, Inc	62,080
4,600	*	Star Scientific, Inc	20,562
1,109		Steris Corp	28,579
3,316	*	Sybron Dental Specialties, Inc	124,748
900	*	Symmetry Medical, Inc	21,186
4,031	*	Teledyne Technologies, Inc	131,330
6,229	*	Thermogenesis	27,096
6,200	*	Thoratec Corp	95,108
3,800	*	TriPath Imaging, Inc	32,528
1,342		United Industrial Corp	47,963
1,895	*	Veeco Instruments, Inc	30,851

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,898	*	Ventana Medical Systems, Inc	$156,816
646	*	Viasys Healthcare, Inc	14,593
2,619	*	Viisage Technology, Inc	11,733
1,536	*	Vital Images, Inc	27,571
523		Vital Signs, Inc	22,656
600	*	Vnus Medical Technologies, Inc	7,218
3,646	*	Wright Medical Group, Inc	97,348
2,523		X-Rite, Inc	29,040
700		Young Innovations, Inc	26,131
793	*	Zoll Medical Corp	20,182

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,947,228

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
300		Clark, Inc	4,299
730		Hilb, Rogal & Hamilton Co	25,112
2,266	*	LabOne, Inc	90,209
4,532		National Financial Partners Corp	177,383

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	297,003

INSURANCE CARRIERS - 1.04%
954		American Equity Investment Life Holding Co	11,334
1,819	*	Argonaut Group, Inc	42,001
5,358	*	Centene Corp	179,922
13,565	*	Danielson Holdings Corp	165,086
166		Direct General Corp	3,089
2,600	*	HealthExtras, Inc	52,182
227		Midland Co	7,988
1,333	*	Molina Healthcare, Inc	58,999
539	*	National Interstate Corp	10,818
560	*	Navigators Group, Inc	19,359
1,298	*	ProAssurance Corp	54,204
500		Tower Group, Inc	7,815
1,449	*	Universal American Financial Corp	32,776
2,330	*	WellCare Health Plans, Inc	82,738
417		Zenith National Insurance Corp	28,298

		TOTAL INSURANCE CARRIERS	756,609

JUSTICE, PUBLIC ORDER AND SAFETY - 0.18%
3,361	*	Corrections Corp of America	131,919

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	131,919

LEATHER AND LEATHER PRODUCTS - 0.31%
2,285	*	Genesco, Inc	84,751
5,814		Wolverine World Wide, Inc	139,594

		TOTAL LEATHER AND LEATHER PRODUCTS	224,345

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

LEGAL SERVICES - 0.10%
910	*	FTI Consulting, Inc	$19,019
1,269		Pre-Paid Legal Services, Inc	56,661

		TOTAL LEGAL SERVICES	75,680

LUMBER AND WOOD PRODUCTS - 0.26%
1,420		American Woodmark Corp	42,614
9,696	*	Champion Enterprises, Inc	96,378
1,250		Deltic Timber Corp	47,538

		TOTAL LUMBER AND WOOD PRODUCTS	186,530

METAL MINING - 0.52%
2,757		Cleveland-Cliffs, Inc	159,244
30,301	*	Coeur D'alene Mines Corp	109,993
14,562	*	Hecla Mining Co	66,403
2,300		Royal Gold, Inc	46,276

		TOTAL METAL MINING	381,916

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.91%
1,541		Charles & Colvard Ltd	37,832
2,000		Daktronics, Inc	40,020
1,064		Escalade, Inc	14,715
12,197	*	Identix, Inc	61,351
583	*	Jakks Pacific, Inc	11,199
252	*	Leapfrog Enterprises, Inc	2,848
1,800		Marine Products Corp	26,190
4,159		Nautilus, Inc	118,531
913	*	RC2 Corp	34,301
4,534	*	Shuffle Master, Inc	127,088
5,776		Yankee Candle Co, Inc	185,410

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	659,485

MISCELLANEOUS RETAIL - 2.03%
3,100	*	1-800-Flowers.com, Inc (Class A)	21,824
1,900	*	AC Moore Arts & Crafts, Inc	60,059
2,610		Big 5 Sporting Goods Corp	74,072
1,807	*	Blue Nile, Inc	59,071
1,153	*	Build-A-Bear Workshop, Inc	27,038
757		Cash America International, Inc	15,231
4,500	*	Coldwater Creek, Inc	112,095
8,559	*	Drugstore.com, Inc	35,691
3,830	*	GSI Commerce, Inc	64,152
2,891	*	Hibbett Sporting Goods, Inc	109,395
1,825	*	Jill (J.) Group, Inc	25,094
3,312		Longs Drug Stores Corp	142,582
4,866	*	NeighborCare, Inc	161,405
2,793	*	Nutri/System, Inc	41,225
1,449	*	Overstock.com, Inc	51,584
1,095	*	Party City Corp	13,140
7,195	*	Petco Animal Supplies, Inc	210,957

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

3,093	*	Priceline.com, Inc	$72,160
312	*	Sharper Image Corp	3,972
728	*	Sports Authority, Inc	23,150
2,274	*	Stamps.com, Inc	42,637
2,449	*	Valuevision International, Inc (Class A)	29,412
3,016		World Fuel Services Corp	70,605
377	*	Zumiez, Inc	10,990

		TOTAL MISCELLANEOUS RETAIL	1,477,541

MOTION PICTURES - 0.22%
6,400	*	Macrovision Corp	144,256
693	*	WPT Enterprises, Inc	13,507

		TOTAL MOTION PICTURES	157,763

NONDEPOSITORY INSTITUTIONS - 0.71%
1,498	*	Accredited Home Lenders Holding Co	65,912
8,563		Advance America Cash Advance Centers, Inc	137,008
1,302		Asta Funding, Inc	36,170
1,822	*	Collegiate Funding Services LLC	26,565
1,052	*	CompuCredit Corp	36,062
300	*	Credit Acceptance Corp	4,467
1,315		Doral Financial Corp	21,750
6,429	*	E-Loan, Inc	21,473
1,641	*	Encore Capital Group, Inc	27,897
1,184	*	First Cash Financial Services, Inc	25,302
758	*	Metris Cos, Inc	10,961
1,050		NGP Capital Resources Co	15,676
654	*	United PanAm Financial Corp	17,926
2,300	*	World Acceptance Corp	69,115

		TOTAL NONDEPOSITORY INSTITUTIONS	516,284

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,702		Amcol International Corp	50,771

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	50,771

OIL AND GAS EXTRACTION - 4.13%
277	*	Atlas America, Inc	10,302
2,290	*	ATP Oil & Gas Corp	53,586
1,623	*	Atwood Oceanics, Inc	99,912
1,732		Berry Petroleum Co (Class A)	91,588
2,820		Cabot Oil & Gas Corp (Class A)	97,854
4,959	*	Cal Dive International, Inc	259,703
502	*	Callon Petroleum Co	7,420
1,480	*	Carrizo Oil & Gas, Inc	25,249
6,100	*	Cheniere Energy, Inc	189,710
600	*	Clayton Williams Energy, Inc	17,994
5,088	*	Comstock Resources, Inc	128,676
3,794	*	Delta Petroleum Corp	53,571
237	*	Edge Petroleum Corp	3,702
1,438	*	Encore Acquisition Co	58,958
6,889	*	Endeavour International Corp	25,007

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

481	*	Energy Partners Ltd	$12,607
4,322	*	FX Energy, Inc	47,672
8,094	*	Gasco Energy, Inc	29,948
5,170	*	Global Industries Ltd	43,945
1,283	*	Goodrich Petroleum Corp	26,404
24,406	*	Grey Wolf, Inc	180,848
6,379	*	KCS Energy, Inc	110,803
5,698	*	Mission Resources Corp	45,983
7,438	*	Newpark Resources, Inc	55,785
3,085	*	Oceaneering International, Inc	119,235
3,907	*	Parallel Petroleum Corp	34,577
12,033	*	Parker Drilling Co	84,351
2,031	*	Petroleum Development Corp	64,687
2,486	*	Pioneer Drilling Co	37,936
2,587	*	Remington Oil & Gas Corp	92,356
883		RPC, Inc	14,940
601	*	Spinnaker Exploration Co	21,329
5,541		St. Mary Land & Exploration Co	160,578
9,721	*	Superior Energy Services, Inc	173,034
4,922	*	Syntroleum Corp	50,500
2,953	*	Tetra Technologies, Inc	94,053
2,262	*	Tipperary Corp	14,138
5,919	*	Todco	151,941
1,793	*	Toreador Resources Corp	43,552
2,803	*	Tri-Valley Corp	39,046
900		W&T Offshore, Inc	21,663
2,338	*	Warren Resources, Inc	24,432
3,437	*	W-H Energy Services, Inc	85,684

		TOTAL OIL AND GAS EXTRACTION	3,005,259

PAPER AND ALLIED PRODUCTS - 0.23%
1,789		Greif, Inc (Class A)	109,308
100		Neenah Paper, Inc	3,097
5,032	*	Playtex Products, Inc	54,144

		TOTAL PAPER AND ALLIED PRODUCTS	166,549

PERSONAL SERVICES - 0.23%
372	*	Coinstar, Inc	8,441
4,715		Jackson Hewitt Tax Service, Inc	111,462
1,150		Regis Corp	44,942

		TOTAL PERSONAL SERVICES	164,845

PETROLEUM AND COAL PRODUCTS - 0.88%
2,469		ElkCorp	70,490
6,980		Frontier Oil Corp	204,863
1,116	*	Giant Industries, Inc	40,176
5,278	*	Headwaters, Inc	181,457
2,328		Holly Corp	108,648
1,259		WD-40 Co	35,164

		TOTAL PETROLEUM AND COAL PRODUCTS	640,798

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

PRIMARY METAL INDUSTRIES - 1.43%
13,831	*	AK Steel Holding Corp	$88,657
3,879	*	Aleris International, Inc	87,471
2,853	*	CommScope, Inc	49,671
1,496	*	General Cable Corp	22,186
884		Gibraltar Industries, Inc	16,389
3,758	*	Lone Star Technologies, Inc	170,989
4,128		Matthews International Corp (Class A)	160,827
2,485	*	Maverick Tube Corp	74,053
1,300		Mueller Industries, Inc	35,230
2,802	*	NS Group, Inc	91,093
2,714		Quanex Corp	143,869
811		Steel Technologies, Inc	13,706
676	*	Titanium Metals Corp	38,390
2,079		Tredegar Corp	32,432
940		Worthington Industries, Inc	14,852

		TOTAL PRIMARY METAL INDUSTRIES	1,039,815

PRINTING AND PUBLISHING - 1.26%
1,815		Bowne & Co, Inc	26,245
6,184	*	Cenveo, Inc	46,751
1,208	*	Consolidated Graphics, Inc	49,250
425		Courier Corp	16,324
3,214		Harland (John H.) Co	122,132
7,236		Hollinger International, Inc	72,432
498		Journal Communications, Inc	8,366
2,635	*	Journal Register Co	46,139
2,830	*	Martha Stewart Living Omnimedia, Inc (Class A)	82,579
2,733	*	Playboy Enterprises, Inc (Class B)	35,365
3,621	*	Presstek, Inc	40,990
10,751		Reader's Digest Association, Inc (Class A)	177,392
1,048		Thomas Nelson, Inc	22,805
4,577	*	Valassis Communications, Inc	169,578

		TOTAL PRINTING AND PUBLISHING	916,348

RAILROAD TRANSPORTATION - 0.48%
4,046		Florida East Coast Industries	175,192
2,687	*	Genesee & Wyoming, Inc (Class A)	73,113
5,076	*	Kansas City Southern Industries, Inc	102,434

		TOTAL RAILROAD TRANSPORTATION	350,739

REAL ESTATE - 0.35%
726		Consolidated-Tomoka Land Co	62,436
734	*	HouseValues, Inc	13,271
3,802	*	Jones Lang LaSalle, Inc	168,162
100		Orleans Homebuilders, Inc	2,346
301	*	Trammell Crow Co	7,296
346	*	ZipRealty, Inc	4,443

		TOTAL REAL ESTATE	257,954

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.66%
134	*	Applied Films Corp	$3,430
1,095	*	Deckers Outdoor Corp	26,937
3,616	*	Jarden Corp	194,975
496	*	Skechers U.S.A., Inc (Class A)	7,073
1,453	*	Trex Co, Inc	37,342
4,496		Tupperware Corp	105,071
3,852		West Pharmaceutical Services, Inc	108,049

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	482,877

SECURITY AND COMMODITY BROKERS - 0.91%
2,536	*	Archipelago Holdings, Inc	98,879
850		BKF Capital Group, Inc	32,223
2,869		Calamos Asset Management, Inc (Class A)	78,152
880		Cohen & Steers, Inc	18,137
501		Gabelli Asset Management, Inc (Class A)	22,139
712	*	GFI Group, Inc	25,347
1,485		Greenhill & Co, Inc	60,157
1,397	*	International Securities Exchange, Inc	35,079
1,083	*	MarketAxess Holdings, Inc	12,238
991	*	Morningstar, Inc	27,897
3,808	*	Nasdaq Stock Market, Inc	71,819
2,548		optionsXpress Holdings, Inc	38,730
106		Value Line, Inc	4,160
7,418		Waddell & Reed Financial, Inc (Class A)	137,233

		TOTAL SECURITY AND COMMODITY BROKERS	662,190

SOCIAL SERVICES - 0.23%
3,467	*	Bright Horizons Family Solutions, Inc	141,176
1,181	*	Providence Service Corp	29,324

		TOTAL SOCIAL SERVICES	170,500

SPECIAL TRADE CONTRACTORS - 0.21%
2,000	*	Asiainfo Holdings, Inc	11,020
3,176		Chemed Corp	129,835
269	*	Insituform Technologies, Inc (Class A)	4,312
246	*	Layne Christensen Co	4,887

		TOTAL SPECIAL TRADE CONTRACTORS	150,054

STONE, CLAY, AND GLASS PRODUCTS - 0.60%
825		Apogee Enterprises, Inc	12,680
2,663	*	Cabot Microelectronics Corp	77,200
1,704		CARBO Ceramics, Inc	134,548
2,308		Eagle Materials, Inc	213,698

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	438,126

TEXTILE MILL PRODUCTS - 0.08%
1,203		Oxford Industries, Inc	51,789
566	*	Xerium Technologies, Inc	6,707

		TOTAL TEXTILE MILL PRODUCTS	58,496

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

TRANSPORTATION BY AIR - 0.76%
4,348	*	ABX Air, Inc	$35,436
11,025	*	Airtran Holdings, Inc	101,761
4,456	*	America West Holdings Corp (Class B)	26,736
8,394	*	Continental Airlines, Inc (Class B)	111,472
9,231	*	Delta Air Lines, Inc	34,709
3,425	*	EGL, Inc	69,596
5,364	*	ExpressJet Holdings, Inc	45,648
864	*	Frontier Airlines, Inc	8,925
2,012	*	Mesa Air Group, Inc	13,500
2,653	*	Pinnacle Airlines Corp	22,789
200	*	Republic Airways Holdings, Inc	2,890
2,255		Skywest, Inc	40,996
2,964	*	World Air Holdings, Inc	34,738

		TOTAL TRANSPORTATION BY AIR	549,196

TRANSPORTATION EQUIPMENT - 1.55%
2,548	*	AAR Corp	40,029
570	*	Accuride Corp	6,059
5,071		Clarcor, Inc	148,327
2,235	*	Fleetwood Enterprises, Inc	22,685
6,814	*	GenCorp, Inc	131,238
777		Greenbrier Cos, Inc	21,057
2,134		Heico Corp	49,957
6,410		JLG Industries, Inc	176,147
858		Noble International Ltd	20,206
2,028	*	Orbital Sciences Corp	20,077
4,419		Thor Industries, Inc	138,889
3,879		Wabash National Corp	93,988
5,823		Westinghouse Air Brake Technologies Corp	125,078
4,152		Winnebago Industries, Inc	135,978

		TOTAL TRANSPORTATION EQUIPMENT	1,129,715

TRANSPORTATION SERVICES - 0.34%
1,100		Ambassadors Group, Inc	40,909
1,460	*	Dynamex, Inc	24,878
2,456	*	HUB Group, Inc	61,523
4,657	*	Pacer International, Inc	101,476
1,760	*	RailAmerica, Inc	20,944

		TOTAL TRANSPORTATION SERVICES	249,730

TRUCKING AND WAREHOUSING - 0.64%
491		Arkansas Best Corp	15,619
3,775		Forward Air Corp	106,719
5,643		Heartland Express, Inc	109,643
2,300	*	Old Dominion Freight Line	61,709
2,315		Overnite Corp	99,499
352	*	P.A.M. Transportation Services	5,917
1,211	*	Sirva, Inc	10,306
400	*	U.S. Xpress Enterprises, Inc (Class A)	4,764

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

700	*	Universal Truckload Services, Inc	$11,823
362	*	USA Truck, Inc	8,959
1,715		Werner Enterprises, Inc	33,683

		TOTAL TRUCKING AND WAREHOUSING	468,641

WATER TRANSPORTATION - 0.31%
1,806	*	Hornbeck Offshore Services, Inc	48,924
2,528	*	Kirby Corp	114,013
959		Maritrans, Inc	25,941
4,498	*	Odyssey Marine Exploration, Inc	22,400
512	*	Seabulk International, Inc	10,880

		TOTAL WATER TRANSPORTATION	222,158

WHOLESALE TRADE-DURABLE GOODS - 1.84%
1,000	*	1-800 Contacts, Inc	19,370
3,459		Applied Industrial Technologies, Inc	111,691
4,197	*	Aviall, Inc	132,583
2,081	*	Beacon Roofing Supply, Inc	54,730
971		BlueLinx Holdings, Inc	10,273
474		Building Materials Holding Corp	32,844
2,219	*	Digi International, Inc	26,317
1,000	*	Drew Industries, Inc	45,400
2,266	*	Genesis Microchip, Inc	41,830
1,391		Hughes Supply, Inc	39,087
537	*	Huttig Building Products, Inc	5,859
1,374	*	Imagistics International, Inc	38,472
854	*	Insight Enterprises, Inc	17,234
1,518	*	Interline Brands, Inc	30,056
1,339	*	Keystone Automotive Industries, Inc	33,114
4,969		Knight Transportation, Inc	120,896
190		Lawson Products, Inc	7,376
1,728	*	LKQ Corp	46,915
1,475	*	Merge Technologies, Inc	27,656
3,031	*	Navarre Corp	24,233
2,959		Owens & Minor, Inc	95,724
1,869		Pep Boys-Manny Moe & Jack	25,306
8,287	*	PSS World Medical, Inc	103,173
2,393		Reliance Steel & Aluminum Co	88,709
2,699	*	Tyler Technologies, Inc	20,404

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Growth Index Fund

SHARES			VALUE

988	*	Visteon Corp	$5,958
4,030	*	WESCO International, Inc	126,461
427	*	West Marine, Inc	7,712

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,339,383

WHOLESALE TRADE-NONDURABLE GOODS - 1.59%
4,211	*	Allscripts Healthcare Solutions, Inc	69,945
1,114	*	BioScrip, Inc	6,684
1,700	*	Central European Distribution Corp	63,461
550	*	Green Mountain Coffee, Inc	18,662
1,093		Kenneth Cole Productions, Inc (Class A)	34,014
2,692		K-Swiss, Inc (Class A)	87,059
406	*	Maui Land & Pineapple Co	15,461
1,512	*	Metals USA, Inc	28,758
7,036		Nu Skin Enterprises, Inc (Class A)	163,939
1,351	*	Nuco2, Inc	34,680
3,973	*	Priority Healthcare Corp (Class B)	100,755
986	*	Provide Commerce, Inc	21,288
1,064	*	School Specialty, Inc	49,476
825	*	Source Interlink Cos, Inc	10,205
1,676	*	Spartan Stores, Inc	24,587
4,181	*	Tractor Supply Co	205,287
5,242	*	United Natural Foods, Inc	159,200
1,314	*	United Stationers, Inc	64,517

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,157,978

		TOTAL COMMON STOCKS	72,686,813
		(Cost $59,493,362)

		TOTAL PORTFOLIO - 99.87%	72,686,813
		(Cost $59,493,362)

		OTHER ASSETS & LIABILITIES, NET - 0.13%	94,447

		NET ASSETS - 100.00%	$72,781,260

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS SMALL-CAP VALUE INDEX FUND STATEMENT OF INVESTMENTS (UNAUDITED) June 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.71%

AGRICULTURAL PRODUCTION-CROPS - 0.28%
5,001		Chiquita Brands International, Inc	$137,327
1,700		Delta & Pine Land Co	42,602
946	*	John B. Sanfilippo & Son	21,815

		TOTAL AGRICULTURAL PRODUCTION-CROPS	201,744

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.06%
25		Seaboard Corp	41,600

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	41,600

AMUSEMENT AND RECREATION SERVICES - 0.51%
379	*	Argosy Gaming Co	17,665
927		Churchill Downs, Inc	39,388
1,900		Dover Motorsport, Inc	11,400
867	*	Lakes Entertainment, Inc	13,352
4,300	*	Magna Entertainment Corp (Class A)	24,252
1,189	*	Multimedia Games, Inc	13,091
4,435	*	Pinnacle Entertainment, Inc	86,749
10,937	*	Six Flags, Inc	50,857
1,470		Speedway Motorsports, Inc	53,743
1,464	*	Sunterra Corp	23,731
2,264		World Wrestling Federation Entertainment, Inc	25,855

		TOTAL AMUSEMENT AND RECREATION SERVICES	360,083

APPAREL AND ACCESSORY STORES - 1.17%
800		Buckle, Inc	35,472
1,991		Burlington Coat Factory Warehouse Corp	84,896
2,299		Cato Corp (Class A)	47,474
687	*	Charlotte Russe Holding, Inc	8,560
14,321	*	Charming Shoppes, Inc	133,615
377		Deb Shops, Inc	10,922
826	*	Dress Barn, Inc	18,692
428		Finish Line, Inc (Class A)	8,098
1,849		Goody's Family Clothing, Inc	13,636
2,759	*	Jo-Ann Stores, Inc	72,810
8,283	*	Payless Shoesource, Inc	159,034
885	*	Shoe Carnival, Inc	19,258
2,120	*	Stage Stores, Inc	92,432
708		Syms Corp	10,401
564		Talbots, Inc	18,313
2,192	*	The Wet Seal, Inc	14,873
3,593	*	Too, Inc	83,968

		TOTAL APPAREL AND ACCESSORY STORES	832,454

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

APPAREL AND OTHER TEXTILE PRODUCTS - 0.43%
2,342	*	Gymboree Corp	$31,992
3,095	*	Hartmarx Corp	31,167
3,381		Kellwood Co	90,949
426		Phillips-Van Heusen Corp	13,926
3,948		Russell Corp	80,736
2,440	*	Warnaco Group, Inc	56,730

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	305,500

AUTO REPAIR, SERVICES AND PARKING - 0.65%
958	*	Amerco, Inc	51,301
1,325		Bandag, Inc	61,016
2,200		Central Parking Corp	30,250
3,100	*	Dollar Thrifty Automotive Group, Inc	117,738
505	*	Monro Muffler Brake, Inc	14,903
6,303	*	PHH Corp	162,113
1,151	*	Wright Express Corp	21,259

		TOTAL AUTO REPAIR, SERVICES AND PARKING	458,580

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.41%
1,500	*	Asbury Automotive Group, Inc	23,115
730	*	CSK Auto Corp	12,176
1,787		Lithia Motors, Inc (Class A)	51,555
1,131	*	MarineMax, Inc	35,344
3,524		Sonic Automotive, Inc	74,920
3,203		United Auto Group, Inc	95,450

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	292,560

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
2,302	*	Central Garden & Pet Co	113,074

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	113,074

BUSINESS SERVICES - 5.00%
47,407	*	3Com Corp	172,561
4,736		ABM Industries, Inc	92,352
3,668	*	Agile Software Corp	23,108
1,603	*	American Reprographics Co	25,792
4,735	*	AMICAS, Inc	21,450
1,043		Arbitron, Inc	44,745
7,930	*	Ariba, Inc	45,994
2,197	*	Aspect Communications Corp	24,672
5,818	*	Atari, Inc	16,174
2,136	*	Autobytel, Inc	10,317
809	*	Avocent Corp	21,147
9,546	*	Borland Software Corp	65,486
2,451		Brady Corp (Class A)	75,981
2,406		Catalina Marketing Corp	61,136
7,987	*	Century Business Services, Inc	32,347
3,675	*	Ciber, Inc	29,326
14,857	*	CMGI, Inc	28,080
3,139	*	Covansys Corp	40,336
2,934	*	CSG Systems International, Inc	55,687

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

4,308	*	DoubleClick, Inc	$36,144
9,506	*	E.piphany, Inc	33,081
3,544	*	Echelon Corp	24,383
1,691	*	eFunds Corp	30,421
2,200	*	Electro Rent Corp	31,988
6,490	*	Electronics For Imaging, Inc	136,550
1,361	*	EPIQ Systems, Inc	22,266
2,507	*	eSpeed, Inc (Class A)	22,337
1,222	*	Forrester Research, Inc	21,788
1,086	*	Gartner, Inc (Class A)	11,533
676	*	Heidrick & Struggles International, Inc	17,630
402	*	Hudson Highland Group, Inc	6,267
2,000	*	Hypercom Corp	12,940
2,364	*	iGate Corp	8,463
935	*	Infospace, Inc	30,790
1,244		Integral Systems, Inc	28,152
2,431	*	Intergraph Corp	83,772
4,436	*	Internet Capital Group, Inc	32,516
1,072	*	Internet Security Systems, Inc	21,751
978		Interpool, Inc	20,910
100	*	Intervideo, Inc	1,438
4,741	*	Interwoven, Inc	35,700
521	*	Intrado, Inc	7,794
972	*	Ipass, Inc	5,890
3,488	*	JDA Software Group, Inc	39,693
5,123	*	Keane, Inc	70,185
2,240		Kelly Services, Inc (Class A)	64,154
856	*	Keynote Systems, Inc	9,990
1,079	*	Kforce, Inc	9,128
7,437	*	Lawson Software, Inc	38,301
4,208	*	Magma Design Automation, Inc	35,179
301	*	Manhattan Associates, Inc	5,782
710	*	Mapinfo Corp	7,462
200	*	Marlin Business Services, Inc	4,020
5,727	*	Matrixone, Inc	28,635
5,830	*	Mentor Graphics Corp	59,757
1,789		MoneyGram International, Inc	34,206
833	*	Motive, Inc	8,272
8,142	*	MPS Group, Inc	76,698
1,925	*	MRO Software, Inc	28,124
3,849	*	NCO Group, Inc	83,254
4,324	*	NDCHealth Corp	77,702
1,545	*	Ness Technologies, Inc	16,408
6,432	*	NETIQ Corp	73,003
1,706	*	Netratings, Inc	23,202
1,100	*	Netscout Systems, Inc	7,249
301	*	Open Solutions, Inc	6,113
1,584	*	Pegasystems, Inc	9,346
8,433	*	Perot Systems Corp (Class A)	119,917
200	*	PRA International	5,356
1,159	*	Quest Software, Inc	15,797
1,410	*	Radisys Corp	22,771
3,351	*	Redback Networks, Inc	21,379
1,020	*	Rent-Way, Inc	10,037
6,336	*	RSA Security, Inc	72,737
5,028	*	S1 Corp	23,682

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,648	*	SafeNet, Inc	$56,131
337	*	SI International, Inc	10,097
6,414	*	SonicWALL, Inc	34,571
3,953	*	Spherion Corp	26,090
300	*	SSA Global Technologies, Inc	3,600
1,343		Startek, Inc	22,052
1,739	*	Stellent, Inc	13,043
1,640	*	SupportSoft, Inc	8,512
1,900	*	Sykes Enterprises, Inc	18,012
1,062	*	SYNNEX Corp	18,596
425		Talx Corp	12,287
1,280	*	TeleTech Holdings, Inc	10,432
970	*	THQ, Inc	28,392
8,718	*	TIBCO Software, Inc	57,016
5,765		United Online, Inc	62,608
8,275	*	United Rentals, Inc	167,238
2,158	*	Universal Compression Holdings, Inc	78,206
4,508	*	Verity, Inc	39,535
913	*	Vertrue, Inc	35,570
2,671		Viad Corp	75,696
2,234	*	Vignette Corp	25,133
1,000	*	Volt Information Sciences, Inc	23,730
6,393	*	webMethods, Inc	35,801
200	*	WebSideStory, Inc	2,932

		TOTAL BUSINESS SERVICES	3,544,014

CHEMICALS AND ALLIED PRODUCTS - 3.82%
2,906	*	Albany Molecular Research, Inc	40,684
3,788		Alpharma, Inc (Class A)	54,812
2,368	*	Andrx Corp	48,094
2,800		Arch Chemicals, Inc	69,888
4,231	*	Arena Pharmaceuticals, Inc	28,855
3,782	*	Arqule, Inc	24,507
725	*	Atherogenics, Inc	11,586
872	*	BioMarin Pharmaceutical, Inc	6,531
3,800		Calgon Carbon Corp	33,630
3,023		Cambrex Corp	57,588
1,697	*	Cell Genesys, Inc	9,079
477	*	Chattem, Inc	19,748
7,109	*	Dendreon Corp	37,180
1,777	*	Elizabeth Arden, Inc	41,564
5,160		Ferro Corp	102,478
2,018		Georgia Gulf Corp	62,659
5,014	*	GlobeTel Communications Corp	13,989
4,739		Great Lakes Chemical Corp	149,136
3,511		H.B. Fuller Co	119,585
1,901	*	Inverness Medical Innovations, Inc	51,897
2,469		Minerals Technologies, Inc	152,090
4,611	*	NBTY, Inc	119,609
2,042	*	NewMarket Corp	30,201
100	*	NitroMed, Inc	1,945
700		NL Industries, Inc	10,773
806	*	NPS Pharmaceuticals, Inc	9,148
2,953	*	Nuvelo, Inc	22,827
1,386		Octel Corp	24,948
4,780		Olin Corp	87,187

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

3,505	*	OM Group, Inc	$86,539
1,004	*	Par Pharmaceutical Cos, Inc	31,937
2,427	*	Parexel International Corp	48,176
9,316		Perrigo Co	129,865
461	*	Pharmion Corp	10,700
681	*	Pioneer Cos, Inc	14,975
11,314	*	PolyOne Corp	74,899
2,449	*	Prestige Brands Holdings, Inc	47,756
17,006	*	Revlon, Inc (Class A)	52,208
5,667		Sensient Technologies Corp	116,797
1,826	*	Serologicals Corp	38,803
700		Stepan Co	15,470
2,495	*	Tanox, Inc	29,241
11,149	*	Terra Industries, Inc	75,925
1,559		UAP Holding Corp	25,879
10,612		USEC, Inc	155,360
11,659	*	Vertex Pharmaceuticals, Inc	196,338
4,000		Wellman, Inc	40,760
1,613		Westlake Chemical Corp	39,519
4,414	*	WR Grace & Co	34,385

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,707,750

COAL MINING - 0.16%
1,300		Foundation Coal Holdings, Inc	33,722
641	*	James River Coal Co	22,211
1,335		Penn Virginia Corp	59,634

		TOTAL COAL MINING	115,567

COMMUNICATIONS - 3.24%
1,780	*	Airspan Networks, Inc	9,879
2,014	*	Anixter International, Inc	74,860
2,048	*	Audiovox Corp (Class A)	31,744
1,516	*	Brightpoint, Inc	33,640
1,728	*	Centennial Communications Corp	23,985
31,379	*	Charter Communications, Inc (Class A)	37,027
30,339	*	Cincinnati Bell, Inc	130,458
5,257	*	Citadel Broadcasting Corp	60,193
1,245		Commonwealth Telephone Enterprises, Inc	52,178
4,605	*	Cox Radio, Inc (Class A)	72,529
2,331		CT Communications, Inc	30,420
5,679	*	Cumulus Media, Inc (Class A)	66,899
3,016	*	Emmis Communications Corp (Class A)	53,293
4,422	*	Entercom Communications Corp	147,208
3,739	*	Entravision Communications Corp (Class A)	29,127
3,256		Fairpoint Communications, Inc	52,584
329	*	Fisher Communications, Inc	15,558
5,370	*	Foundry Networks, Inc	46,343
6,644	*	General Communication, Inc (Class A)	65,576
998		Golden Telecom, Inc	30,619
5,148		Gray Television, Inc	62,085
6,978	*	IDT Corp (Class B)	91,830
6,018	*	Insight Communications Co, Inc	66,499
2,698		Iowa Telecommunications Services, Inc	50,587
85,774	*	Level 3 Communications, Inc	174,121
1,858		Liberty Corp	68,393

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

3,156	*	Lin TV Corp (Class A)	$43,837
3,248	*	Mastec, Inc	28,582
296		Preformed Line Products Co	12,077
5,495	*	Price Communications Corp	95,064
6,770	*	Radio One, Inc (Class D)	86,453
2,742	*	RCN Corp	63,313
1	v*	RNC Corporation Wts 12/21/06	-
3,166	*	Regent Communications, Inc	18,584
717	*	Saga Communications, Inc (Class A)	10,038
200	*	Salem Communications Corp (Class A)	3,968
1,104	*	SBA Communications Corp	14,904
711		Shenandoah Telecom Co	28,262
786	*	Spanish Broadcasting System, Inc (Class A)	7,852
1,749		SureWest Communications	44,862
3,105	*	Talk America Holdings, Inc	31,081
15,575	*	U.S. Unwired, Inc (Class A)	90,647
3,221	*	USA Mobility, Inc	94,569
1,874		Valor Communications Group, Inc	25,861
3,071	*	Wireless Facilities, Inc	19,439

		TOTAL COMMUNICATIONS	2,297,028

DEPOSITORY INSTITUTIONS - 15.94%
1,402		1st Source Corp	32,162
1,440		ABC Bancorp	26,035
1,363	*	ACE Cash Express, Inc	34,838
1,659		Alabama National Bancorp	108,449
2,979		Amcore Financial, Inc	89,012
5,461		Amegy Bancorp, Inc	122,217
1,230	*	AmericanWest Bancorp	24,538
2,723		Anchor Bancorp Wisconsin, Inc	82,398
233		Arrow Financial Corp	6,487
1,608	*	Banc Corp	17,013
421		Bancfirst Corp	36,623
1,086	*	Bancorp, Inc	18,940
9,625		Bancorpsouth, Inc	227,150
1,000		BancTrust Financial Group, Inc	19,530
7,464		Bank Mutual Corp	82,552
1,600		Bank of Granite Corp	30,624
5,215		BankAtlantic Bancorp, Inc (Class A)	98,824
3,114		BankUnited Financial Corp (Class A)	84,203
1,200		Banner Corp	33,612
500		Berkshire Hills Bancorp, Inc	16,660
2,210	*	BFC Financial Corp	18,851
3,117		Boston Private Financial Holdings, Inc	78,548
7,160		Brookline Bancorp, Inc	116,422
957		Camden National Corp	31,342
1,116		Capital City Bank Group, Inc	45,086
1,115		Capital Corp of the West	30,941
498	*	Capital Crossing Bank	16,982
1,493		Capitol Bancorp Ltd	50,180
1,941	*	Cardinal Financial Corp	18,226
1,821		Cathay General Bancorp	61,386
1,025	*	Central Coast Bancorp	18,552
3,673		Central Pacific Financial Corp	130,759
3,058		Chemical Financial Corp	101,250
5,565		Chittenden Corp	151,368

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

985		Citizens & Northern Corp	$30,771
5,256		Citizens Banking Corp	158,836
900		City Bank	27,918
1,821		City Holding Co	66,503
1,613		Clifton Savings Bancorp, Inc	17,033
520		Columbia Bancorp	18,954
1,893		Columbia Banking System, Inc	46,606
4,010		Commercial Capital Bancorp, Inc	67,007
4,661		Commercial Federal Corp	156,982
3,641		Community Bank System, Inc	88,804
1,179		Community Banks, Inc	30,560
1,783		Community Trust Bancorp, Inc	58,340
541		Corus Bankshares, Inc	30,020
1,188		CVB Financial Corp	23,380
3,570		Dime Community Bancshares	54,264
620	*	EuroBancshares, Inc	9,951
700		Farmers Capital Bank Corp	24,248
2,050		Fidelity Bankshares, Inc	54,366
1,100		Financial Institutions, Inc	19,822
1,282		First Bancorp (North Carolina)	28,371
3,860		First Bancorp (Puerto Rico)	154,979
3,644		First Charter Corp	80,059
707		First Citizens Bancshares, Inc (Class A)	102,197
8,620		First Commonwealth Financial Corp	118,094
1,600		First Community Bancorp	76,000
1,212		First Community Bancshares, Inc	39,390
844		First Defiance Financial Corp	22,526
4,000		First Financial Bancorp	75,600
2,020		First Financial Bankshares, Inc	68,357
1,700		First Financial Corp (Indiana)	48,841
1,481		First Financial Holdings, Inc	44,297
1,407		First Indiana Corp	41,746
2,215		First Merchants Corp	55,043
3,154		First Midwest Bancorp, Inc	110,926
14,234		First Niagara Financial Group, Inc	207,532
900		First Oak Brook Bancshares, Inc	25,398
1,800		First Place Financial Corp	36,162
2,300		First Republic Bank	81,259
1,656		First State Bancorp	31,944
2,004	*	FirstFed Financial Corp	119,458
4,275		Flagstar Bancorp, Inc	80,926
2,306		Flushing Financial Corp	42,430
6,945		FNB Corp	136,469
800		FNB Corp (Virginia)	22,400
2,424	*	Franklin Bank Corp	45,474
7,984		Fremont General Corp	194,251
2,184		Frontier Financial Corp	55,168
1,520		GB&T Bancshares, Inc	36,115
2,351		Glacier Bancorp, Inc	61,432
4,697		Gold Banc Corp, Inc	68,341
600		Great Southern Bancorp, Inc	18,774
6,137		Greater Bay Bancorp	161,833
781		Greene County Bancshares, Inc	21,337
3,300		Hancock Holding Co	113,520
3,315		Hanmi Financial Corp	55,360
890		Harbor Florida Bancshares, Inc	33,322
1,523		Harleysville National Corp	35,273
1,245		Heartland Financial U.S.A., Inc	24,315

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

538		Heritage Commerce Corp	$9,878
1,265		Horizon Financial Corp	28,083
3,576		Hudson United Bancorp	129,094
919		IberiaBank Corp	56,620
1,847		Independent Bank Corp (Massachusetts)	52,104
2,087		Independent Bank Corp (Michigan)	59,354
1,892		Integra Bank Corp	42,797
1,800		Interchange Financial Services Corp	33,030
2,100		Irwin Financial Corp	46,599
690	*	Itla Capital Corp	37,191
2,544	*	Kearny Financial Corp	30,019
4,058	KNBT Bancorp, Inc	61,235
2,056	Lakeland Bancorp, Inc	32,094
700	Lakeland Financial Corp	28,476
3,906	MAF Bancorp, Inc	166,513
1,717	Main Street Banks, Inc	43,715
1,389	MainSource Financial Group, Inc	25,127
1,559	MB Financial, Inc	62,095
1,683	MBT Financial Corp	32,398
253	Mercantile Bank Corp	11,124
2,700	Mid-State Bancshares	74,979
914	Midwest Banc Holdings, Inc	17,631
100	NASB Financial, Inc	4,385
4,223	National Penn Bancshares, Inc	105,490
700	NBC Capital Corp	17,038
3,900	NBT Bancorp, Inc	92,196
5,448	NetBank, Inc	50,775
7,011	NewAlliance Bancshares, Inc	98,505
673	Northern Empire Bancshares	20,823
2,430	Northwest Bancorp, Inc	51,662
1,027	OceanFirst Financial Corp	23,118
4,127	Ocwen Financial Corp	27,898
8,435	Old National Bancorp	180,509
1,513	Omega Financial Corp	46,979
2,543	Oriental Financial Group, Inc	38,806
2,909	Pacific Capital Bancorp	107,866
1,192	Park National Corp	131,716
5,988	Partners Trust Financial Group, Inc	63,952
240	Peapack Gladstone Financial Corp	6,648
1,000	Pennfed Financial Services, Inc	16,880
1,294	Peoples Bancorp, Inc	34,615
1,862	PFF Bancorp, Inc	56,400
500	Placer Sierra Bancshares	13,635
711	Premierwest Bancorp	10,537
2,609	Prosperity Bancshares, Inc	74,643
3,999	Provident Bankshares Corp	127,608
534	Provident Financial Holdings	15,011
8,906	Provident Financial Services, Inc	156,478
4,874	Provident New York Bancorp	59,024
3,338	R & G Financial Corp (Class B)	59,049
1,200	Renasant Corp	36,912
1,102	Republic Bancorp, Inc (Class A) (Kentucky)	23,924
8,363	Republic Bancorp, Inc (Michigan)	125,278
595	Royal Bancshares of Pennsylvania (Class A)	14,131
2,645	S & T Bancorp, Inc	95,485
820	S.Y. Bancorp, Inc	18,737
1,537	Sandy Spring Bancorp, Inc	53,841
660	Santander Bancorp	16,540

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		VALUE

1,050	SCBT Financial Corp	$33,232
680	Seacoast Banking Corp of Florida	13,389
1,013	Security Bank Corp	23,198
1,147	Signature Bank	27,987
1,700	Simmons First National Corp (Class A)	46,087
583	Sound Federal Bancorp, Inc	9,421
967	Southside Bancshares, Inc	19,823
1,631	Southwest Bancorp, Inc	33,403
743	State Bancorp, Inc	16,807
235	State Financial Services Corp (Class A)	9,461
1,832	Sterling Bancorp	39,113
5,427	Sterling Bancshares, Inc	84,444
3,064	Sterling Financial Corp (Pennsylvania)	65,294
2,842	Sterling Financial Corp (Spokane)	106,291
663	Summit Bancshares, Inc	11,470
616	Summit Financial Group, Inc	20,137
1,202	Sun Bancorp, Inc (New Jersey)	24,845
5,671	Susquehanna Bancshares, Inc	139,450
400	Taylor Capital Group, Inc	15,700
4,250	Texas Regional Bancshares, Inc (Class A)	129,540
2,122	TierOne Corp	57,570
947	Tompkins Trustco, Inc	41,100
1,100	Trico Bancshares	24,574
5,791	Trustmark Corp	169,445
1,284	U.S.B. Holding Co, Inc	30,046
1,793	UMB Financial Corp	102,255
5,456	Umpqua Holdings Corp	128,434
1,000	Union Bankshares Corp	38,620
4,585	United Bankshares, Inc	163,272
3,209	United Community Banks, Inc	83,498
3,120	United Community Financial Corp	34,133
2,566	Unizan Financial Corp	68,743
802		Virginia Financial Group, Inc	28,142
13,405		W Holding Co, Inc	136,999
1,455		Washington Trust Bancorp, Inc	40,260
2,724		Wesbanco, Inc	81,774
1,751		West Coast Bancorp	42,742
1,512		Westamerica Bancorp	79,849
559	*	Western Sierra Bancorp	18,922
419		Westfield Financial, Inc	10,157
372		Wintrust Financial Corp	19,474
686		WSFS Financial Corp	37,531
710		Yardville National Bancorp	25,382

		TOTAL DEPOSITORY INSTITUTIONS	11,310,308

EATING AND DRINKING PLACES - 1.13%
805		AFC Enterprises	10,610
4,255		Bob Evans Farms, Inc	99,227
378	*	California Pizza Kitchen, Inc	10,308
1,683	*	Dave & Buster's, Inc	31,035
4,640	*	Denny's Corp	23,200
3,734		Domino's Pizza, Inc	83,119
1,661		IHOP Corp	72,071
3,667	*	Jack In The Box, Inc	139,053

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

3,485	*	Krispy Kreme Doughnuts, Inc	$24,256
2,171		Landry's Restaurants, Inc	65,325
2,090		Lone Star Steakhouse & Saloon, Inc	63,557
2,716	*	Luby's, Inc	32,456
200	*	McCormick & Schmick's Seafood Restaurants, Inc	3,158
2,337	*	O'Charley's, Inc	41,271
618	*	Papa John's International, Inc	24,701
4,929	*	Ryan's Restaurant Group, Inc	69,055
600	*	The Steak N Shake Co	11,172

		TOTAL EATING AND DRINKING PLACES	803,574

ELECTRIC, GAS, AND SANITARY SERVICES - 5.53%
3,041		Allete, Inc	151,746
1,934		American States Water Co	56,802
29,800	*	Aquila, Inc	107,578
5,940		Avista Corp	110,425
3,945		Black Hills Corp	145,373
2,000		California Water Service Group	75,080
66,424	*	Calpine Corp	225,842
1,500		Cascade Natural Gas Corp	30,750
2,181	*	Casella Waste Systems, Inc (Class A)	26,172
1,400		Central Vermont Public Service Corp	25,900
1,900		CH Energy Group, Inc	92,397
5,983		Cleco Corp	129,053
918		Connecticut Water Service, Inc	22,941
9,500		Duquesne Light Holdings, Inc	177,460
5,895	*	El Paso Electric Co	120,553
3,175		Empire District Electric Co	76,073
800		EnergySouth, Inc	22,168
5,173		Idacorp, Inc	158,449
2,600		Laclede Group, Inc	82,576
2,572		Metal Management, Inc	49,768
2,118		MGE Energy, Inc	77,053
1,124		Middlesex Water Co	21,828
3,227		New Jersey Resources Corp	155,703
5,443		Nicor, Inc	224,088
3,367		Northwest Natural Gas Co	128,754
4,271		NorthWestern Corp	134,622
3,442		Otter Tail Corp	94,070
4,658		Peoples Energy Corp	202,437
900	*	Pico Holdings, Inc	26,784
1,287		Resource America, Inc (Class A)	49,588
14,502	*	Sierra Pacific Resources	180,550
800		SJW Corp	37,608
1,700		South Jersey Industries, Inc	103,904
4,510		Southwest Gas Corp	115,050
2,400		Southwest Water Co	28,392
1,756		UIL Holdings Corp	94,490
4,200		Unisource Energy Corp	129,150
702		Waste Industries USA, Inc	9,926
7,660	*	Waste Services, Inc	29,414
5,725		WGL Holdings, Inc	192,589

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,923,106

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.90%
2,844	*	Actel Corp	$39,532
5,291		Acuity Brands, Inc	135,926
13,750	*	Adaptec, Inc	53,350
8,370	*	Aeroflex, Inc	70,308
10,387		Alliance One International, Inc	62,426
717	*	AMIS Holdings, Inc	9,565
4,045	*	Amkor Technology, Inc	18,202
22,017	*	Applied Micro Circuits Corp	56,363
1,072	*	Artesyn Technologies, Inc	9,326
18,461	*	Atmel Corp	43,752
1,063		Baldor Electric Co	25,852
1,376		Bel Fuse, Inc (Class B)	42,051
2,386	*	Benchmark Electronics, Inc	72,582
7,817	*	Broadwing Corp	36,114
2,947		C&D Technologies, Inc	27,083
630	*	Catapult Communications Corp	10,748
2,540	*	C-COR, Inc	17,399
907	*	Ceradyne, Inc	21,831
4,616	*	Checkpoint Systems, Inc	81,703
70,630	*	CIENA Corp	147,617
56,538	*	Conexant Systems, Inc	91,026
2,600		CTS Corp	31,954
1,781		Cubic Corp	31,595
722	*	Cymer, Inc	19,025
1,557	*	Ditech Communications Corp	10,105
629	*	DSP Group, Inc	15,014
3,500	*	Electro Scientific Industries, Inc	62,580
5,517	*	EnerSys	75,197
3,228	*	Exar Corp	48,065
11,052	*	Fairchild Semiconductor International, Inc	163,017
12,009	*	Finisar Corp	12,609
5,776	*	FuelCell Energy, Inc	58,973
2,308	*	Genlyte Group, Inc	112,492
4,939	*	Glenayre Technologies, Inc	18,620
7,282	*	GrafTech International Ltd	31,313
432	*	Greatbatch, Inc	10,325
1,014		Helix Technology Corp	13,466
5,777	*	Hexcel Corp	97,747
2,520	*	Hutchinson Technology, Inc	97,045
4,073		Imation Corp	157,992
10,273	*	Integrated Device Technology, Inc	110,435
4,413	*	Integrated Silicon Solution, Inc	32,700
2,047		Inter-Tel, Inc	38,095
9,800	*	Kemet Corp	61,740
9,789	*	Lattice Semiconductor Corp	43,463
2,019	*	Leadis Technology, Inc	16,253
4,065		Lincoln Electric Holdings, Inc	134,755
1,541	*	Littelfuse, Inc	42,917
2,250		LSI Industries, Inc	31,365
690	*	Mattson Technology, Inc	4,940
3,736		Maytag Corp	58,506
14,680	*	McData Corp (Class A)	58,720
2,216		Methode Electronics, Inc	26,304
3,644	*	Moog, Inc (Class A)	114,749
5,677	*	MRV Communications, Inc	12,319
100	*	Multi-Fineline Electronix, Inc	1,840
3,857	*	Mykrolis Corp	54,808

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

600		National Presto Industries, Inc	$26,442
12,322	*	Oplink Communications, Inc	21,071
800	*	Optical Communication Products, Inc	1,520
1,187	*	OSI Systems, Inc	18,743
2,397		Park Electrochemical Corp	60,404
1,667	*	Pericom Semiconductor Corp	13,569
2,253	*	Photronics, Inc	52,585
1,837	*	Pixelworks, Inc	15,761
2,509	*	Plexus Corp	35,703
5,735	*	Polycom, Inc	85,509
900	*	Powell Industries, Inc	16,983
7,919	*	Power-One, Inc	49,969
12,249	*	Powerwave Technologies, Inc	125,185
5,424	*	Quantum Fuel Systems Technologies Worldwide, Inc	27,120
3,853	*	Rambus, Inc	51,553
20	b,v*	Read-Rite Corp	-
1,542		Regal-Beloit Corp	44,965
19,008	*	RF Micro Devices, Inc	103,213
1,256	*	Seachange International, Inc	8,817
7,655	*	Silicon Storage Technology, Inc	30,850
10,916	*	Skyworks Solutions, Inc	80,451
1,728	*	Standard Microsystems Corp	40,401
4,852		Technitrol, Inc	68,559
395	*	Tekelec	6,636
13,827	*	Triquint Semiconductor, Inc	46,044
2,433	*	TTM Technologies, Inc	18,515
1,439	*	Ulticom, Inc	15,268
4,886	*	UTStarcom, Inc	36,596
4,335	*	Valence Technology, Inc	12,138
11,164	*	Vitesse Semiconductor Corp	23,333
5,924	*	Zhone Technologies, Inc	19,845
3,430	*	Zoran Corp	45,585

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,187,132

ENGINEERING AND MANAGEMENT SERVICES - 1.72%
1,742	*	Antigenics, Inc	9,424
9,095	*	Applera Corp (Celera Genomics Group)	99,772
22,602	*	BearingPoint, Inc	165,673
707		CDI Corp	15,497
872	*	Exponent, Inc	24,922
2,079	*	Harris Interactive, Inc	10,125
630	*	Infrasource Services, Inc	6,564
400		Landauer, Inc	20,764
2,365		MAXIMUS, Inc	83,461
2,700	*	Maxygen, Inc	18,522
2,724	*	Neurogen Corp	18,578
2,030	*	PRG-Schultz International, Inc	5,725
4,166	*	Regeneron Pharmaceuticals, Inc	34,953
7,297	*	Savient Pharmaceuticals, Inc	32,180
1,908	*	Seattle Genetics, Inc	10,227
9,500	*	Shaw Group, Inc	204,345
2,000	*	Sourcecorp	39,640
700		Sypris Solutions, Inc	8,659
1,125	*	Tetra Tech, Inc	15,221
4,984	*	URS Corp	186,152

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

3,195	*	Washington Group International, Inc	$163,328
1,740		Watson Wyatt & Co Holdings	44,596

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,218,328

FABRICATED METAL PRODUCTS - 1.13%
1,000		Ameron International Corp	37,400
1,700		CIRCOR International, Inc	41,939
7,205		Commercial Metals Co	171,623
1,021	*	Commercial Vehicle Group, Inc	18,123
100		Compx International, Inc	1,675
6,210		Crane Co	163,323
961	*	Earle M Jorgensen Co	7,736
2,037	*	Global Power Equipment Group, Inc	16,194
3,497	*	Griffon Corp	77,633
202		Gulf Island Fabrication, Inc	4,016
519		Lifetime Brands, Inc	10,136
892	*	NCI Building Systems, Inc	29,258
584		Silgan Holdings, Inc	32,844
2,541		Sturm Ruger & Co, Inc	21,268
2,064		Valmont Industries, Inc	53,251
1,331	*	Water Pik Technologies, Inc	25,356
2,747		Watts Water Technologies, Inc (Class A)	91,997

		TOTAL FABRICATED METAL PRODUCTS	803,772

FOOD AND KINDRED PRODUCTS - 1.64%
2,211		American Italian Pasta Co (Class A)	46,475
300	*	Boston Beer Co, Inc (Class A)	6,732
224		Coca-Cola Bottling Co Consolidated	11,321
9,216		Corn Products International, Inc	218,972
777		Farmer Brothers Co	17,296
3,364		Flowers Foods, Inc	118,951
4,743	*	Gold Kist, Inc	102,354
5,726	*	Hercules, Inc	81,023
696		J & J Snack Foods Corp	36,436
2,689		Lancaster Colony Corp	115,412
2,896		Lance, Inc	49,840
1,400	*	M&F Worldwide Corp	18,704
300	*	National Beverage Corp	2,394
3,655		Ralcorp Holdings, Inc	150,403
1,984		Sanderson Farms, Inc	90,153
1,894		Tootsie Roll Industries, Inc	55,400
4,107		Topps Co, Inc	41,193

		TOTAL FOOD AND KINDRED PRODUCTS	1,163,059

FOOD STORES - 0.33%
1,021	*	Great Atlantic & Pacific Tea Co, Inc	29,670
1,200		Ingles Markets, Inc (Class A)	16,524
2,141	*	Pathmark Stores, Inc	18,755
4,073	Ruddick Corp	103,984
1,699	Weis Markets, Inc	65,904

	TOTAL FOOD STORES	234,837

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

FURNITURE AND FIXTURES - 0.68%
1,100		Bassett Furniture Industries, Inc	$20,746
3,898		Ethan Allen Interiors, Inc	130,622
5,881		Furniture Brands International, Inc	127,088
1,255		Hooker Furniture Corp	21,925
2,393	*	Interface, Inc (Class A)	19,264
2,500		Kimball International, Inc (Class B)	33,000
6,391		La-Z-Boy, Inc	93,117
1,431		Stanley Furniture Co, Inc	35,145

		TOTAL FURNITURE AND FIXTURES	480,907

FURNITURE AND HOMEFURNISHINGS STORES - 0.52%
1,546	*	Bell Microproducts, Inc	14,532
1,283	*	Cost Plus, Inc	31,998
2,200		Haverty Furniture Cos, Inc	32,516
5,428	*	Linens 'n Things, Inc	128,427
8,064		Pier 1 Imports, Inc	114,428
3,415	*	The Bombay Co, Inc	19,466
2,564	*	Trans World Entertainment Corp	30,332

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	371,699

GENERAL BUILDING CONTRACTORS - 0.59%
696	*	Avatar Holdings, Inc	34,988
1,970		Levitt Corp (Class A)	58,943
1,459		M/I Homes, Inc	78,932
1,146	*	Palm Harbor Homes, Inc	21,579
1,081	*	Perini Corp	17,750
1,780		Technical Olympic U.S.A., Inc	43,218
4,263	*	WCI Communities, Inc	136,544
238	*	William Lyon Homes, Inc	23,088

		TOTAL GENERAL BUILDING CONTRACTORS	415,042

GENERAL MERCHANDISE STORES - 0.72%
4,202	*	99 Cents Only Stores	53,408
11,534	*	Big Lots, Inc	152,710
742		Bon-Ton Stores, Inc	14,358
798	*	Cabela's, Inc	17,045
6,018		Casey's General Stores, Inc	119,277
200	*	Conn's, Inc	4,894
2,023		Fred's, Inc	33,541
1,994	*	Retail Ventures, Inc	27,198
3,600	*	ShopKo Stores, Inc	87,516

		TOTAL GENERAL MERCHANDISE STORES	509,947

HEALTH SERVICES - 0.87%
403	*	Alliance Imaging, Inc	4,215
2,841	*	Allied Healthcare International, Inc	20,114
451	*	American Dental Partners, Inc	11,009
345	*	Corvel Corp	8,667
2,962	*	Cross Country Healthcare, Inc	50,354

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,028	*	Enzon, Inc	$13,142
2,281	*	Genesis HealthCare Corp	105,565
1,049	*	Gentiva Health Services, Inc	18,735
7,821		Hooper Holmes, Inc	32,457
3,484	*	Kindred Healthcare, Inc	138,001
2,886	*	Magellan Health Services, Inc	101,905
667	*	Medcath Corp	18,536
455		National Healthcare Corp	16,066
5,064	*	OCA, Inc	9,520
774	*	Odyssey HealthCare, Inc	11,161
1,600	*	RehabCare Group, Inc	42,768
300	*	Specialty Laboratories, Inc	2,523
157	*	Sunrise Senior Living, Inc	8,475
200	*	Symbion, Inc	4,770

		TOTAL HEALTH SERVICES	617,983

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.16%
4,152		Granite Construction, Inc	116,671

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	116,671

HOLDING AND OTHER INVESTMENT OFFICES - 11.51%
1,500	*	4Kids Entertainment, Inc	29,820
4,000		Aames Investment Corp	38,880
3,026		Acadia Realty Trust	56,435
3,193		Affordable Residential Communities	42,627
920	Agree Realty Corp	27,830
1,865	Alexandria Real Estate Equities, Inc	136,984
1,400	American Campus Communities, Inc	31,752
4,330	American Home Mortgage Investment Corp	151,377
3,000	AMLI Residential Properties Trust	93,780
6,515	Anthracite Capital, Inc	77,203
5,581	Anworth Mortgage Asset Corp	54,917
7,669	Apollo Investment Corp	141,340
1,519	Arbor Realty Trust, Inc	43,595
4,216	Ashford Hospitality Trust, Inc	45,533
1,600	Bedford Property Investors	36,832
2,200	Bimini Mortgage Management, Inc (Class A)	31,020
3,771	BioMed Realty Trust, Inc	89,938
2,105	Boykin Lodging Co	28,207
6,832	Brandywine Realty Trust	209,401
1,698	Capital Automotive REIT	64,813
2,935	Capital Lease Funding, Inc	31,845
331	Capital Southwest Corp	29,681
1,433	Capital Trust, Inc	47,877
2,515	Cedar Shopping Centers, Inc	37,096
4,832	Colonial Properties Trust	212,608
6,427	Commercial Net Lease Realty, Inc	131,561
3,718	Corporate Office Properties Trust	109,495
1,300	Correctional Properties Trust	36,790
2,704	Cousins Properties, Inc	79,984
1,868	Criimi MAE, Inc	40,816
3,900	CRT Properties, Inc	106,470
2,519	Diamondrock Hospitality Co	28,465

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		VALUE

1,301	Digital Realty Trust, Inc	$22,611
2,426	Eastgroup Properties, Inc	102,159
5,111	ECC Capital Corp	34,039
2,618	Education Realty Trust, Inc	47,909
205	Enstar Group, Inc	13,895
1,121	Entertainment Properties Trust	51,566
6,613	Equity Inns, Inc	87,953
1,000	Equity Lifestyle Properties, Inc	39,760
4,399	Equity One, Inc	99,857
3,737	Extra Space Storage, Inc	53,551
6,146	FelCor Lodging Trust, Inc	88,994
5,856	Fieldstone Investment Corp	84,326
5,262	First Industrial Realty Trust, Inc	209,954
1,973	First Potomac Realty Trust	48,930
3,092	Gables Residential Trust	133,667
1,180	Gladstone Capital Corp	27,612
3,811	Glenborough Realty Trust, Inc	78,468
3,017	GMH Communities Trust	41,785
2,248	Government Properties Trust, Inc	21,851
1,642	Gramercy Capital Corp	40,163
3,199	Heritage Property Investment Trust	112,029
4,802	Highland Hospitality Corp	50,181
6,601	Highwoods Properties, Inc	196,446
3,882	Home Properties, Inc	167,004
6,764	HomeBanc Corp	61,485
9,231	IMPAC Mortgage Holdings, Inc	172,158
2,476	Inland Real Estate Corp	39,814
5,130	Innkeepers U.S.A. Trust	76,642
5,199	Investors Real Estate Trust	50,222
378	iShares Russell 2000 Value Index Fund	24,305
2,274	Kilroy Realty Corp	107,992
2,298	Kite Realty Group Trust	34,470
3,700	LaSalle Hotel Properties	121,397
5,700	Lexington Corporate Properties Trust	138,567
2,580	LTC Properties, Inc	53,406
4,719	Luminent Mortgage Capital, Inc	50,918
4,250	Maguire Properties, Inc	120,445
10,800	Meristar Hospitality Corp	92,880
9,640	MFA Mortgage Investments, Inc	71,818
2,116	Mid-America Apartment Communities, Inc	96,109
2,024	MortgageIT Holdings, Inc	36,938
2,736	National Health Investors, Inc	76,799
737	National Health Realty, Inc	13,716
7,537	Nationwide Health Properties, Inc	177,949
5,403	Newcastle Investment Corp	162,900
2,295	NorthStar Realty Finance Corp	24,075
3,205	Novastar Financial, Inc	125,476
1,169	Omega Healthcare Investors, Inc	15,033
735	One Liberty Properties, Inc	15,222
2,064	Origen Financial, Inc	15,274
1,600	Parkway Properties, Inc	80,016
4,497	Pennsylvania Real Estate Investment Trust	213,607
4,880	Post Properties, Inc	176,217
5,581	Prentiss Properties Trust	203,372
1,900	PS Business Parks, Inc	84,455
1,858	RAIT Investment Trust	55,647
1,700	Ramco-Gershenson Properties	49,776

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

2,356		Redwood Trust, Inc	$121,570
904	*	Rockville Financial, Inc	11,047
5,981		Saxon Capital, Inc	102,096
7,287		Senior Housing Properties Trust	137,797
2,217		Sizeler Property Investors	29,264
1,804		Sovran Self Storage, Inc	82,010
8,110		Spirit Finance Corp	95,292
3,138		Strategic Hotel Capital, Inc	56,484
1,358		Sun Communities, Inc	50,504
2,855		Sunstone Hotel Investors, Inc	69,262
2,686		Taubman Centers, Inc	91,566
6,800		Trustreet Properties, Inc	112,948
1,212		Universal Health Realty Income Trust	46,189
2,500		Urstadt Biddle Properties, Inc (Class A)	43,300
3,432		U-Store-It Trust	65,380
3,200		Winston Hotels, Inc	36,032

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	8,169,523

HOTELS AND OTHER LODGING PLACES - 1.02%
546		Ameristar Casinos, Inc	14,245
4,154	*	Aztar Corp	142,274
1,925	*	Bluegreen Corp	33,514
2,837	*	Gaylord Entertainment Co	131,892
1,300	*	Great Wolf Resorts, Inc	26,572
22,400	*	La Quinta Corp	208,992
2,386		Marcus Corp	50,631
575	*	MTR Gaming Group, Inc	6,693
266	*	Riviera Holdings Corp	6,025
3,606	*	Vail Resorts, Inc	101,329

		TOTAL HOTELS AND OTHER LODGING PLACES	722,167

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.71%
7,653	*	Advanced Digital Information Corp	58,163
11,144	*	AGCO Corp	213,073
740		Alamo Group, Inc	13,816
3,515		Albany International Corp (Class A)	112,867
5,709	*	Asyst Technologies, Inc	25,462
12,017	*	Axcelis Technologies, Inc	82,437
2,019		Black Box Corp	71,473
600	*	Blount International, Inc	10,014
6,287		Briggs & Stratton Corp	217,656
18,328	*	Brocade Communications Systems, Inc	71,113
1,803	*	Brooks Automation, Inc	26,775
1,459		Cascade Corp	63,102
2,375		Curtiss-Wright Corp	128,131
5,258	*	Dot Hill Systems Corp	27,552
700	*	Dril-Quip, Inc	20,307
723	*	Emulex Corp	13,202
2,415	*	EnPro Industries, Inc	69,721
7,212	*	Entegris, Inc	71,399
4,125	*	Extreme Networks, Inc	16,912
6,598	*	Flowserve Corp	199,655
3,074	*	Gardner Denver, Inc	107,836
810	*	Gehl Co	31,541

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

611	*	Global Imaging Systems, Inc	$19,466
1,000		Gorman-Rupp Co	21,410
926	*	Kadant, Inc	20,307
1,842		Kaydon Corp	51,300
4,642		Kennametal, Inc	212,836
1,969	*	Komag, Inc	55,861
1,274	*	Kulicke & Soffa Industries, Inc	10,077
1,898		Lennox International, Inc	40,181
642		Lindsay Manufacturing Co	15,138
312		Lufkin Industries, Inc	11,226
560		Manitowoc Co, Inc	22,971
1,583	*	Maxtor Corp	8,232
356	*	Mestek, Inc	9,074
4,274		Modine Manufacturing Co	139,161
600		Nacco Industries, Inc (Class A)	64,332
708		NN, Inc	8,977
1,742		Nordson Corp	59,716
340	*	Oil States International, Inc	8,558
4,658	*	PalmOne, Inc	138,669
3,877	*	Paxar Corp	68,817
318	*	ProQuest Co	10,427
21,990	*	Quantum Corp	65,310
1,400		Robbins & Myers, Inc	30,114
1,006		Sauer-Danfoss, Inc	17,877
3,890	*	Scansoft, Inc	14,704
654		Schawk, Inc	16,350
1,622	*	Semitool, Inc	15,474
1,500		Standex International Corp	42,615
943		Stewart & Stevenson Services, Inc	21,368
1,920		Tecumseh Products Co (Class A)	52,685
918		Tennant Co	32,506
1,800		Thomas Industries, Inc	71,928
355	*	Ultratech, Inc	6,496
914	*	VeriFone Holdings, Inc	14,852
1,128		Woodward Governor Co	94,786
5,112		York International Corp	194,256

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,340,264

INSTRUMENTS AND RELATED PRODUCTS - 3.16%
1,644		Analogic Corp	82,726
2,245	*	Anaren Microwave, Inc	29,522
246		Badger Meter Inc	10,160
2,109	*	Bio-Rad Laboratories, Inc (Class A)	124,874
3,282	*	Caliper Life Sciences, Inc	18,379
3,793	*	Coherent, Inc	136,586
2,219		Cohu, Inc	44,491
3,576	*	Conmed Corp	110,033
6,474	*	Credence Systems Corp	58,590
1,450		Datascope Corp	48,357
813	*	DJ Orthopedics, Inc	22,301
1,796		DRS Technologies, Inc	92,099
1,299	*	Encore Medical Corp	7,209
228	*	ESCO Technologies, Inc	22,982
2,914	*	Esterline Technologies Corp	116,793
398	*	Excel Technology, Inc	9,671
351	*	FEI Co	8,006
431	*	HealthTronics, Inc	5,599

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,449	*	Herley Industries, Inc	$26,430
252	*	Hologic, Inc	10,017
708	*	ICU Medical, Inc	22,776
8,373	*	Input/Output, Inc	52,582
3,758		Invacare Corp	166,705
8,436	*	Kopin Corp	43,024
1,481	*	LeCroy Corp	20,364
7,361	*	LTX Corp	36,511
1,547	*	Merit Medical Systems, Inc	23,839
3,912	*	MKS Instruments, Inc	66,074
656	*	Molecular Devices Corp	14,189
2,197		Movado Group, Inc	41,479
781		MTS Systems Corp	26,226
5,728	*	Nanogen, Inc	21,996
4,497	*	Newport Corp	62,328
595		Oakley, Inc	10,133
1,421	*	OccuLogix, Inc	11,922
3,783	*	Pinnacle Systems, Inc	20,806
1,800	*	Rofin-Sinar Technologies, Inc	59,040
1,050	*	Rudolph Technologies, Inc	15,047
7,518		Steris Corp	193,739
1,759	*	Sybron Dental Specialties, Inc	66,174
158	*	Teledyne Technologies, Inc	5,148
4,197	*	Varian, Inc	158,605
1,381	*	Veeco Instruments, Inc	22,483
3,260	*	Viasys Healthcare, Inc	73,643
1,487	*	Viisage Technology, Inc	6,662
203		Vital Signs, Inc	8,794
385	*	Zoll Medical Corp	9,798

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,244,912

INSURANCE AGENTS, BROKERS AND SERVICE - 0.31%
1,700		Clark, Inc	24,361
2,367		Crawford & Co (Class B)	17,563
3,225		Hilb, Rogal & Hamilton Co	110,940
5,435	*	USI Holdings Corp	70,003

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	222,867

INSURANCE CARRIERS - 3.77%
3,861		21st Century Insurance Group	57,297
1,000		Affirmative Insurance Holdings, Inc	15,850
4,000		Alfa Corp	58,880
2,935		American Equity Investment Life Holding Co	34,868
1,000	*	American Physicians Capital, Inc	37,150
1,868	*	Argonaut Group, Inc	43,132
1,000		Baldwin & Lyons, Inc (Class B)	24,100
2,079		Bristol West Holdings, Inc	38,046
4,181	*	Ceres Group, Inc	25,421
3,549	*	Citizens, Inc	21,649
2,000	*	CNA Surety Corp	29,700
3,342		Delphi Financial Group, Inc (Class A)	147,549
1,764		Direct General Corp	32,828
933		Donegal Group, Inc	18,623

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

700		EMC Insurance Group, Inc	$12,656
1,600		FBL Financial Group, Inc (Class A)	44,176
2,040		First Acceptance Corp	19,298
1,219	*	FPIC Insurance Group, Inc	35,753
1,014		Great American Financial Resources, Inc	20,087
1,556		Harleysville Group, Inc	32,505
5,200		Horace Mann Educators Corp	97,864
520		Independence Holding Co	9,178
2,482		Infinity Property & Casualty Corp	86,572
500		Kansas City Life Insurance Co	24,025
2,534	*	KMG America Corp	25,188
2,205		Landamerica Financial Group, Inc	130,911
1,000		Midland Co	35,190
255	*	National Western Life Insurance Co (Class A)	49,442
678	*	Navigators Group, Inc	23,438
1,415		Odyssey Re Holdings Corp	34,922
7,666		Ohio Casualty Corp	185,364
11,718		Phoenix Cos, Inc	139,444
3,817	*	PMA Capital Corp (Class A)	33,704
2,481		Presidential Life Corp	42,450
1,983	*	ProAssurance Corp	82,810
2,658		RLI Corp	118,547
1,326		Safety Insurance Group, Inc	44,766
918	*	SeaBright Insurance Holdings, Inc	10,493
3,421		Selective Insurance Group, Inc	169,511
1,678		State Auto Financial Corp	52,085
2,100		Stewart Information Services Corp	88,200
1,700		Tower Group, Inc	26,571
1,100	*	Triad Guaranty, Inc	55,429
4,397		UICI	130,899
1,884		United Fire & Casualty Co	83,687
1,660	*	Universal American Financial Corp	37,549
1,531		Zenith National Insurance Corp	103,894

		TOTAL INSURANCE CARRIERS	2,671,701

JUSTICE, PUBLIC ORDER AND SAFETY - 0.12%
1,566	*	Corrections Corp of America	61,466
1,003	*	Geo Group, Inc	25,125

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	86,591

LEATHER AND LEATHER PRODUCTS - 0.25%
2,200		Brown Shoe Co, Inc	86,130
546	*	Genesco, Inc	20,251
1,600	*	Steven Madden Ltd	28,416
550		Weyco Group, Inc	10,838
1,416		Wolverine World Wide, Inc	33,998

		TOTAL LEATHER AND LEATHER PRODUCTS	179,633

LEGAL SERVICES - 0.13%
4,488	*	FTI Consulting, Inc	93,799

		TOTAL LEGAL SERVICES	93,799

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

LUMBER AND WOOD PRODUCTS - 0.16%
800		Skyline Corp	$31,944
1,959		Universal Forest Products, Inc	81,201

		TOTAL LUMBER AND WOOD PRODUCTS	113,145

METAL MINING - 0.05%
4,892	*	Stillwater Mining Co	36,299

		TOTAL METAL MINING	36,299

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.68%
3,184		Blyth, Inc	89,311
9,351		Callaway Golf Co	144,286
2,600	*	Jakks Pacific, Inc	49,946
5,705	*	K2, Inc	72,340
3,650	*	Leapfrog Enterprises, Inc	41,245
1,305	*	RC2 Corp	49,029
1,410		Russ Berrie & Co, Inc	18,062
731	*	Steinway Musical Instruments, Inc	21,462

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	485,681

MISCELLANEOUS RETAIL - 0.65%
4,151	*	Alloy, Inc	21,336
1,000		Blair Corp	39,500
2,851		Cash America International, Inc	57,362
719	*	Jill (J.) Group, Inc	9,886
519		Longs Drug Stores Corp	22,343
432	*	Party City Corp	5,184
1,115	*	Sharper Image Corp	14,194
2,429	*	Sports Authority, Inc	77,242
1,300	*	Systemax, Inc	8,736
652	*	Valuevision International, Inc (Class A)	7,831
6,218	*	Zale Corp	197,048

		TOTAL MISCELLANEOUS RETAIL	460,662

MOTION PICTURES - 0.41%
23,436		Blockbuster, Inc (Class A)	213,736
1,476		Carmike Cinemas, Inc	45,284
5,856	*	Time Warner Telecom, Inc (Class A)	34,667

		TOTAL MOTION PICTURES	293,687

NONDEPOSITORY INSTITUTIONS - 1.17%
720	*	Accredited Home Lenders Holding Co	31,680
2,152		Advanta Corp (Class B)	60,600
2,778		Ares Capital Corp	49,532
1,427		Beverly Hills Bancorp, Inc	15,626
5,199		CharterMac	114,170
1,520	*	CompuCredit Corp	52,105
984	*	Credit Acceptance Corp	14,652

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,227		Delta Financial Corp	$11,669
9,207		Doral Financial Corp	152,284
1,700	b*	DVI, Inc	7
281	*	Encore Capital Group, Inc	4,777
1,314		Federal Agricultural Mortgage Corp (Class C)	28,974
2,079		Financial Federal Corp	80,332
479	*	First Cash Financial Services, Inc	10,236
5,678		MCG Capital Corp	96,980
6,254	*	Metris Cos, Inc	90,433
1,190		NGP Capital Resources Co	17,767

		TOTAL NONDEPOSITORY INSTITUTIONS	831,824

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
2,386		Compass Minerals International, Inc	55,832

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	55,832

OIL AND GAS EXTRACTION - 3.29%
135	*	Atlas America, Inc	5,021
413		Berry Petroleum Co (Class A)	21,839
1,552	*	Bill Barrett Corp	45,908
1,614	*	Bois d'Arc Energy, Inc	23,806
3,047	*	Brigham Exploration Co	27,819
3,210		Cabot Oil & Gas Corp (Class A)	111,387
1,120	*	Callon Petroleum Co	16,554
828	*	Carrizo Oil & Gas, Inc	14,126
9,977	*	Cimarex Energy Co	388,205
1,929	*	Edge Petroleum Corp	30,131
2,608	*	Encore Acquisition Co	106,928
3,505	*	Energy Partners Ltd	91,866
5,222	*	Global Industries Ltd	44,387
9,394	*	Hanover Compressor Co	108,125
4,386	*	Harvest Natural Resources, Inc	47,939
3,529	*	Houston Exploration Co	187,213
2,475	*	McMoRan Exploration Co	48,287
10,378	*	Meridian Resource Corp	49,607
3,357	*	Newpark Resources, Inc	25,178
317	*	Oceaneering International, Inc	12,252
800	v*	PetroCorp (Escrow)	-
2,839	*	PetroHawk Energy Corp	30,661
4,881	*	PetroQuest Energy, Inc	32,068
372	*	Remington Oil & Gas Corp	13,280
955		RPC, Inc	16,159
2,009	*	Seacor Smit, Inc	129,179
2,479	*	Spinnaker Exploration Co	87,980
1,595		St. Mary Land & Exploration Co	46,223
2,871	*	Stone Energy Corp	140,392
3,500	*	Swift Energy Co	125,370
4,391	*	Transmontaigne, Inc	46,106
4,041	*	Veritas DGC, Inc	112,097
700		W&T Offshore, Inc	16,849
3,672	*	Whiting Petroleum Corp	133,330

		TOTAL OIL AND GAS EXTRACTION	2,336,272

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

PAPER AND ALLIED PRODUCTS - 1.40%
6,907		Bowater, Inc	$223,580
3,500	*	Buckeye Technologies, Inc	27,895
3,500	*	Caraustar Industries, Inc	36,750
2,400		Chesapeake Corp	50,256
5,276		Glatfelter	65,422
7,818	*	Graphic Packaging Corp	28,536
174		Greif, Inc (Class A)	10,631
5,970		Longview Fibre Co	122,683
3,436	*	Mercer International, Inc	25,048
1,650		Neenah Paper, Inc	51,101
3,500		Potlatch Corp	183,155
3,700		Rock-Tenn Co (Class A)	46,805
1,800		Schweitzer-Mauduit International, Inc	56,034
5,215		Wausau-Mosinee Paper Corp	62,476

		TOTAL PAPER AND ALLIED PRODUCTS	990,372

PERSONAL SERVICES - 0.55%
1,000		Angelica Corp	24,510
2,720	*	Coinstar, Inc	61,717
2,324		G & K Services, Inc (Class A)	87,685
4,329		Regis Corp	169,177
1,100		Unifirst Corp	44,594

		TOTAL PERSONAL SERVICES	387,683

PETROLEUM AND COAL PRODUCTS - 0.10%
630	*	Giant Industries, Inc	22,680
407		Holly Corp	18,995
1,000		WD-40 Co	27,930

		TOTAL PETROLEUM AND COAL PRODUCTS	69,605

PRIMARY METAL INDUSTRIES - 2.08%
5,651		Belden CDT, Inc	119,801
2,300	*	Brush Engineered Materials, Inc	32,798
3,016		Carpenter Technology Corp	156,229
2,722	*	Century Aluminum Co	55,529
3,844	*	CommScope, Inc	66,924
1,917	*	Encore Wire Corp	22,218
3,436	*	General Cable Corp	50,956
2,174		Gibraltar Industries, Inc	40,306
2,833	*	Maverick Tube Corp	84,423
3,215		Mueller Industries, Inc	87,127
4,249	*	Oregon Steel Mills, Inc	73,125
435		Quanex Corp	23,059
1,333		Roanoke Electric Steel Corp	22,021
2,500	*	RTI International Metals, Inc	78,525
2,624		Schnitzer Steel Industries, Inc (Class A)	62,189
4,845		Steel Dynamics, Inc	127,181
775		Steel Technologies, Inc	13,098
2,054	*	Superior Essex, Inc	36,376
2,765		Texas Industries, Inc	155,476
42	*	Titanium Metals Corp	2,385

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

1,775		Tredegar Corp	$27,690
1,049	*	Wheeling-Pittsburgh Corp	16,134
7,534		Worthington Industries, Inc	119,037

		TOTAL PRIMARY METAL INDUSTRIES	1,472,607

PRINTING AND PUBLISHING - 1.33%
2,968		Banta Corp	134,628
2,500		Bowne & Co, Inc	36,150
259	*	Consolidated Graphics, Inc	10,559
720		Courier Corp	27,655
794		CSS Industries, Inc	26,869
3,000		Ennis, Inc	54,360
458		Harland (John H.) Co	17,404
2,996		Journal Communications, Inc	50,333
2,622	*	Journal Register Co	45,911
2,578		Media General, Inc (Class A)	166,951
17,670	*	Primedia, Inc	71,564
2,110		Reader's Digest Association, Inc (Class A)	34,815
4,042	*	Scholastic Corp	155,819
2,054		Standard Register Co	32,474
489		Thomas Nelson, Inc	10,641
1,753	*	Valassis Communications, Inc	64,949

		TOTAL PRINTING AND PUBLISHING	941,082

RAILROAD TRANSPORTATION - 0.16%
291	*	Genesee & Wyoming, Inc (Class A)	7,918
5,085	*	Kansas City Southern Industries, Inc	102,615

		TOTAL RAILROAD TRANSPORTATION	110,533

REAL ESTATE - 0.45%
4,800	*	Alderwoods Group, Inc	68,976
923	*	California Coastal Communities, Inc	31,724
502	*	Jones Lang LaSalle, Inc	22,203
200		Orleans Homebuilders, Inc	4,692
12,800		Stewart Enterprises, Inc (Class A)	83,712
3,800	*	Trammell Crow Co	92,112
348	*	United Capital Corp	9,031
500	*	ZipRealty, Inc	6,420

		TOTAL REAL ESTATE	318,870

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.61%
1,696	*	Applied Films Corp	43,418
7,872		Cooper Tire & Rubber Co	146,183
210	*	Deckers Outdoor Corp	5,166
3,778		Schulman (A.), Inc	67,588
2,300	*	Skechers U.S.A., Inc (Class A)	32,798
3,862		Spartech Corp	68,744
1,415		Titan International, Inc	19,782
2,187		Tupperware Corp	51,110

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	434,789

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

SECURITY AND COMMODITY BROKERS - 0.79%
1,200	*	Archipelago Holdings, Inc	$46,788
317		Cohen & Steers, Inc	6,533
400		Gabelli Asset Management, Inc (Class A)	17,676
4,880	*	Investment Technology Group, Inc	102,578
13,214	*	Knight Capital Group, Inc	100,691
6,660	*	LaBranche & Co, Inc	41,958
1,715	*	MarketAxess Holdings, Inc	19,380
1,697	*	Nasdaq Stock Market, Inc	32,005
2,463	*	Piper Jaffray Cos	74,949
1,418		Sanders Morris Harris Group, Inc	24,390
834	*	Stifel Financial Corp	20,149
1,900		SWS Group, Inc	32,642
2,136		Waddell & Reed Financial, Inc (Class A)	39,516

		TOTAL SECURITY AND COMMODITY BROKERS	559,255

SOCIAL SERVICES - 0.05%
2,425	*	Res-Care, Inc	32,883

		TOTAL SOCIAL SERVICES	32,883

SPECIAL TRADE CONTRACTORS - 0.63%
2,454	*	Asiainfo Holdings, Inc	13,522
4,776	*	Comfort Systems U.S.A., Inc	31,426
5,853	*	Dycom Industries, Inc	115,948
1,841	*	EMCOR Group, Inc	90,025
3,042	*	Insituform Technologies, Inc (Class A)	48,763
995	*	Layne Christensen Co	19,766
14,394	*	Quanta Services, Inc	126,667

		TOTAL SPECIAL TRADE CONTRACTORS	446,117

STONE, CLAY, AND GLASS PRODUCTS - 0.12%
2,809		Apogee Enterprises, Inc	43,174
474	*	Cabot Microelectronics Corp	13,741
1,662		Libbey, Inc	26,276

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	83,191

TEXTILE MILL PRODUCTS - 0.08%
1,284	*	Dixie Group Inc	22,611
569		Oxford Industries, Inc	24,495
981	*	Xerium Technologies, Inc	11,625

		TOTAL TEXTILE MILL PRODUCTS	58,731

TOBACCO PRODUCTS - 0.27%
3,073		Universal Corp (Virginia)	134,536
2,991		Vector Group Ltd	55,543

		TOTAL TOBACCO PRODUCTS	190,079

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES	VALUE

TRANSPORTATION BY AIR - 0.65%
2,677	ABX Air, Inc	$21,818
3,200	Alaska Air Group, Inc	95,200
6,851	Delta Air Lines, Inc	25,760
1,847	EGL, Inc	37,531
3,531	Frontier Airlines, Inc	36,475
1,455	MAIR Holdings, Inc	12,862
1,828	Mesa Air Group, Inc	12,266
4,759	Northwest Airlines Corp	21,701
2,772	Offshore Logistics, Inc	91,032
1,108	Republic Airways Holdings, Inc	16,011
5,002	Skywest, Inc	90,936

	TOTAL TRANSPORTATION BY AIR	461,592

TRANSPORTATION EQUIPMENT - 2.20%
1,599	AAR Corp	25,120
705	Accuride Corp	7,494
2,555	Aftermarket Technology Corp	44,534
5,136	American Axle & Manufacturing Holdings, Inc	129,787
1,631	Arctic Cat, Inc	33,484
4,242	Armor Holdings, Inc	168,026
8,615	ArvinMeritor, Inc	153,261
1,373	Clarcor, Inc	40,160
1,500	Coachmen Industries, Inc	18,795
5,958	Federal Signal Corp	92,945
4,602	Fleetwood Enterprises, Inc	46,710
1,003	Freightcar America, Inc	19,889
2,515	Group 1 Automotive, Inc	60,461
4,472	Hayes Lemmerz International, Inc	31,841
777	Heico Corp	18,190
2,662	Kaman Corp (Class A)	48,022
3,127	Monaco Coach Corp	53,753
259	Noble International Ltd	6,099
4,805	Orbital Sciences Corp	47,569
1,190	R&B, Inc	16,708
688	Sequa Corp (Class A)	45,525
2,000	Smith (A.O.) Corp	53,420
1,788	Standard Motor Products, Inc	23,602
2,671	Superior Industries International, Inc	63,303
5,228	Tenneco Automotive, Inc	86,994
5,029	Trinity Industries, Inc	161,079
1,900	Triumph Group, Inc	66,044

	TOTAL TRANSPORTATION EQUIPMENT	1,562,815

TRANSPORTATION SERVICES - 0.39%
5,399	GATX Corp	186,265
1,704	Navigant International, Inc	25,032
2,486	Pegasus Solutions, Inc	27,719
3,148	RailAmerica, Inc	37,461

	TOTAL TRANSPORTATION SERVICES	276,477

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES		VALUE

TRUCKING AND WAREHOUSING - 0.51%
2,685	Arkansas Best Corp	$85,410
997	Covenant Transport, Inc (Class A)	13,161
314	Forward Air Corp	8,877
1,798	Frozen Food Express Industries	20,353
1,190	Marten Transport Ltd	24,978
995	Overnite Corp	42,765
674	P.A.M. Transportation Services	11,330
1,821	SCS Transportation, Inc	32,414
1,481	Sirva, Inc	12,603
897	U.S. Xpress Enterprises, Inc (Class A)	10,683
267	USA Truck, Inc	6,608
4,730	Werner Enterprises, Inc	92,897

	TOTAL TRUCKING AND WAREHOUSING	362,079

WATER TRANSPORTATION - 0.09%
1,755	Gulfmark Offshore, Inc	47,929
219	Kirby Corp	9,877
274	Seabulk International, Inc	5,822

	TOTAL WATER TRANSPORTATION	63,628

WHOLESALE TRADE-DURABLE GOODS - 1.82%
3,000	Agilysys, Inc	47,100
344	Applied Industrial Technologies, Inc	11,108
2,090	Barnes Group, Inc	69,179
487	BlueLinx Holdings, Inc	5,152
1,219	Building Materials Holding Corp	84,465
1,260	Castle (A.M.) & Co	19,480
511	Digi International, Inc	6,060
1,810	*	Genesis Microchip, Inc	33,413
6,804		Hughes Supply, Inc	191,192
1,173	*	Huttig Building Products, Inc	12,797
14,246		IKON Office Solutions, Inc	135,480
669	*	Imagistics International, Inc	18,732
5,060	*	Insight Enterprises, Inc	102,111
653	*	Keystone Automotive Industries, Inc	16,149
467		Lawson Products, Inc	18,129
2,058		Owens & Minor, Inc	66,576
4,884		Pep Boys-Manny Moe & Jack	66,129
1,226		Reliance Steel & Aluminum Co	45,448
3,011		Ryerson Tull, Inc	42,967
454	*	Strattec Security Corp	24,725
21,734	*	Sycamore Networks, Inc	74,982
2,691	*	TBC Corp	73,007
1,770	*	Tyler Technologies, Inc	13,381
14,925	*	Visteon Corp	89,998
1,253	*	West Marine, Inc	22,629

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,290,389

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Value Index Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.21%
3,296	*	BioScrip, Inc	$19,776
3,502	*	Hain Celestial Group, Inc	68,289
2,800		Handleman Co	46,228
100		Kenneth Cole Productions, Inc (Class A)	3,112
412		K-Swiss, Inc (Class A)	13,324
1,075	*	Metals USA, Inc	20,447
3,152		Myers Industries, Inc	39,400
1,538		Nash Finch Co	56,506
5,632	*	Performance Food Group Co	170,143
1,137	*	Perry Ellis International, Inc	26,594
573	*	Priority Healthcare Corp (Class B)	14,531
1,739	*	School Specialty, Inc	80,864
1,600	*	Smart & Final, Inc	19,600
3,274	*	Source Interlink Cos, Inc	40,499
897	*	Spartan Stores, Inc	13,159
4,300		Stride Rite Corp	59,297
796		The Andersons, Inc	28,505
2,760	*	United Stationers, Inc	135,516

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	855,790

		TOTAL COMMON STOCKS	70,739,745
		(Cost $60,751,155)

		TOTAL PORTFOLIO - 99.71%	70,739,745
		(Cost $60,751,155)

		OTHER ASSETS & LIABILITIES, NET - 0.29%	208,967

		NET ASSETS - 100.00%	$70,948,712

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SMALL-CAP BLEND INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.45%

AGRICULTURAL PRODUCTION-CROPS - 0.21%
500		Alico, Inc	$25,715
5,100		Chiquita Brands International, Inc	140,046
4,658		Delta & Pine Land Co	116,729
800	*	John B. Sanfilippo & Son	18,448

		TOTAL AGRICULTURAL PRODUCTION-CROPS	300,938

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.05%
43		Seaboard Corp	71,552

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	71,552

AGRICULTURAL SERVICES - 0.00%
1	*	Cadiz, Inc	19

		TOTAL AGRICULTURAL SERVICES	19

AMUSEMENT AND RECREATION SERVICES - 0.62%
6,733	*	Alliance Gaming Corp	94,397
3,636	*	Argosy Gaming Co	169,474
1,000		Churchill Downs, Inc	42,490
1,075		Dover Downs Gaming & Entertainment, Inc	14,254
2,017		Dover Motorsport, Inc	12,102
1,724	*	Lakes Entertainment, Inc	26,550
2,814	*	Life Time Fitness, Inc	92,327
4,080	*	Magna Entertainment Corp (Class A)	23,011
3,089	*	Multimedia Games, Inc	34,010
4,935	*	Pinnacle Entertainment, Inc	96,529
12,446	*	Six Flags, Inc	57,874
1,882		Speedway Motorsports, Inc	68,806
2,336	*	Sunterra Corp	37,867
2,591	*	WMS Industries, Inc	87,446
2,480		World Wrestling Federation Entertainment, Inc	28,322

		TOTAL AMUSEMENT AND RECREATION SERVICES	885,459

APPAREL AND ACCESSORY STORES - 1.56%
6,871	*	Aeropostale, Inc	230,866
900		Buckle, Inc	39,906
2,133		Burlington Coat Factory Warehouse Corp	90,951
1,426	*	Cache, Inc	23,700
2,218	*	Carter's, Inc	129,487
3,396	*	Casual Male Retail Group, Inc	24,825
3,802		Cato Corp (Class A)	78,511
1,700	*	Charlotte Russe Holding, Inc	21,182
14,400	*	Charming Shoppes, Inc	134,352
2,524	*	Children's Place Retail Stores, Inc	117,795
4,650		Christopher & Banks Corp	84,909
492	*	Citi Trends, Inc	8,895

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

600		Deb Shops, Inc	$17,382
2,494	*	Dress Barn, Inc	56,439
5,092		Finish Line, Inc (Class A)	96,341
2,200		Goody's Family Clothing, Inc	16,225
5,692	*	Hot Topic, Inc	108,831
2,788	*	Jo-Ann Stores, Inc	73,575
1,635	*	JOS A. Bank Clothiers, Inc	70,796
1,464	*	New York & Co, Inc	30,832
852		Oshkosh B'gosh, Inc (Class A)	22,143
9,260	*	Pacific Sunwear of California, Inc	212,887
8,448	*	Payless Shoesource, Inc	162,202
987	*	Shoe Carnival, Inc	21,477
2,461	*	Stage Stores, Inc	107,300
798		Syms Corp	11,723
2,750		Talbots, Inc	89,292
5,211	*	The Wet Seal, Inc	35,357
4,294	*	Too, Inc	100,351
2,296	*	Wilsons The Leather Experts, Inc	15,245

		TOTAL APPAREL AND ACCESSORY STORES	2,233,777

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
3,300	*	DHB Industries, Inc	27,885
1,801	*	Guess?, Inc	29,860
3,799	*	Gymboree Corp	51,894
3,119	*	Hartmarx Corp	31,408
3,092	*	Innovo Group, Inc	6,617
3,544		Kellwood Co	95,334
3,298		Phillips-Van Heusen Corp	107,812
4,006		Russell Corp	81,923
5,883	*	Warnaco Group, Inc	136,780

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	569,513

AUTO REPAIR, SERVICES AND PARKING - 0.44%
1,233	*	Amerco, Inc	66,027
1,451		Bandag, Inc	66,819
2,487		Central Parking Corp	34,196
3,151	*	Dollar Thrifty Automotive Group, Inc	119,675
1,900	*	Midas, Inc	43,700
1,200	*	Monro Muffler Brake, Inc	35,412
6,446	*	PHH Corp	165,791
5,000	*	Wright Express Corp	92,350

		TOTAL AUTO REPAIR, SERVICES AND PARKING	623,970

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.31%
1,050	*	America's Car Mart, Inc	23,635
1,382	*	Asbury Automotive Group, Inc	21,297
5,781	*	CSK Auto Corp	96,427
1,900		Lithia Motors, Inc (Class A)	54,815
1,597	*	MarineMax, Inc	49,906

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,518	*	Rush Enterprises, Inc (Class A)	$33,590
3,591		Sonic Automotive, Inc	76,345
3,220		United Auto Group, Inc	95,956

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	451,971

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.08%
2,309	*	Central Garden & Pet Co	113,418

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	113,418

BUSINESS SERVICES - 9.60%
46,686	*	3Com Corp	169,937
1,481	*	3D Systems Corp	35,633
4,725		Aaron Rents, Inc	117,605
4,715		ABM Industries, Inc	91,942
10,838		Acxiom Corp	226,297
2,700		Administaff, Inc	64,152
2,940	*	Advent Software, Inc	59,564
3,814		Advo, Inc	121,476
6,400	*	Agile Software Corp	40,320
2,573	*	Altiris, Inc	37,772
1,600	*	American Reprographics Co	25,744
5,460	*	AMICAS, Inc	24,734
1,630	*	AMN Healthcare Services, Inc	24,499
900	*	Ansoft Corp	21,744
3,840	*	Ansys, Inc	136,358
3,415	*	Anteon International Corp	155,792
7,591	*	Applied Digital Solutions, Inc	24,974
6,898	*	Aquantive, Inc	122,232
800	*	Arbinet-thexchange Inc	5,360
3,832		Arbitron, Inc	164,393
8,211	*	Ariba, Inc	47,624
5,285	*	Aspect Communications Corp	59,350
5,000	*	Aspen Technology, Inc	26,000
1,014	*	Asset Acceptance Capital Corp	26,273
5,889	*	Atari, Inc	16,371
2,932	*	Audible Inc	50,929
5,100	*	Autobytel, Inc	24,633
6,044	*	Avocent Corp	157,990
1,150	*	Bankrate Inc	23,161
1,000		Blackbaud, Inc	13,500
2,215	*	Blackboard, Inc	52,983
1,293	*	Blue Coat Systems, Inc	38,635
10,100	*	Borland Software Corp	69,286
1,563	*	Bottomline Technologies, Inc	23,398
5,009		Brady Corp (Class A)	155,279
6,653		Catalina Marketing Corp	169,053
920	*	CCC Information Services Group, Inc	22,034
7,638	*	Century Business Services, Inc	30,934
6,250	*	Ciber, Inc	49,875
1,004	*	Click Commerce Inc	23,062
59,811	*	CMGI, Inc	113,043
15,928	*	CNET Networks, Inc	186,995
800	*	Cogent Communications Group Inc	5,312

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,741	*	Cogent, Inc	$78,255
5,000		Cognex Corp	130,950
900		Computer Programs & Systems, Inc	33,543
1,535	*	COMSYS IT Partners, Inc	26,187
3,500	*	Concur Technologies, Inc	36,855
2,106	*	CoStar Group, Inc	91,822
3,755	*	Covansys Corp	48,252
24	b,v*	Cross Media Marketing Corp	-
6,319	*	CSG Systems International, Inc	119,935
2,600	*	Cyberguard Corp	15,457
3,228	*	Cybersource Corp	23,597
5,185	*	Dendrite International, Inc	71,553
4,381	*	Digital Insight Corp	104,794
4,251	*	Digital River, Inc	134,969
15,344	*	DoubleClick, Inc	128,736
9,173	*	E.piphany, Inc	31,922
15,630	*	Earthlink, Inc	135,356
3,325	*	Echelon Corp	22,876
4,501	*	Eclipsys Corp	63,329
2,100	*	eCollege.com, Inc	24,990
5,775	*	eFunds Corp	103,892
2,100	*	Electro Rent Corp	30,534
6,642	*	Electronics For Imaging, Inc	139,748
1,747	*	Emageon Inc	24,475
7,745	*	Entrust, Inc	37,099
6,451	*	Epicor Software Corp	85,153
1,617	*	EPIQ Systems, Inc	26,454
1,877	*	Equinix, Inc	81,349
3,100	*	eSpeed, Inc (Class A)	27,621
4,224		Factset Research Systems, Inc	151,388
3,427	*	FalconStor Software, Inc	22,378
5,300	*	Filenet Corp	133,242
316	*	First Advantage Corp	7,366
1,611	*	Forrester Research, Inc	28,724
1,500	*	FTD Group, Inc	17,025
7,631	*	Gartner, Inc (Class A)	81,041
3,365		Gevity HR, Inc	67,401
599	*	Greg Manning Auctions, Inc	7,158
3,239		Healthcare Services Group	65,039
2,372	*	Heidrick & Struggles International, Inc	61,862
8,900		Henry (Jack) & Associates, Inc	162,959
17,932	*	Homestore, Inc	36,402
2,500	*	Hudson Highland Group, Inc	38,975
6,382	*	Hypercom Corp	41,292
3,042	*	IDX Systems Corp	91,686
2,584	*	iGate Corp	9,251
2,417	*	Infocrossing, Inc	30,140
10,684	*	Informatica Corp	89,639
4,047	*	Infospace, Inc	133,268
3,900		infoUSA, Inc	45,630
1,038	*	Innovative Solutions & Support, Inc	34,846
1,263		Integral Systems, Inc	28,582
3,668	*	Intergraph Corp	126,399
3,269	*	Intermix Media, Inc	27,362
4,722	*	Internet Capital Group, Inc	34,612
4,800	*	Internet Security Systems, Inc	97,392
993		Interpool, Inc	21,230
1,104	*	Intervideo, Inc	15,876

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,142	*	Interwoven, Inc	$38,719
2,300	*	Intrado, Inc	34,408
6,551	*	Ipass, Inc	39,699
1,436	*	iPayment, Inc	52,443
5,754	*	iVillage, Inc	34,409
1,443	*	Jamdat Mobile, Inc	39,942
3,554	*	JDA Software Group, Inc	40,445
2,488	*	Jupitermedia Corp	42,619
3,011	*	Kanbay International, Inc	69,584
6,315	*	Keane, Inc	86,516
2,200		Kelly Services, Inc (Class A)	63,008
2,146	*	Keynote Systems, Inc	25,044
3,867	*	Kforce, Inc	32,715
7,153	*	KFX , Inc	102,216
4,105	*	Korn/Ferry International	72,864
3,897	*	Kronos, Inc	157,400
5,095	*	Labor Ready, Inc	118,764
7,553	*	Lawson Software, Inc	38,898
5,765	*	Lionbridge Technologies	39,087
2,059	*	LoJack Corp	36,156
4,266	*	Magma Design Automation, Inc	35,664
1,973	*	Majesco Entertainment Co	12,903
3,863	*	Manhattan Associates, Inc	74,208
2,115	*	Mantech International Corp (Class A)	65,650
2,422	*	Mapinfo Corp	25,455
2,412	*	Marchex, Inc	36,276
839	*	Marlin Business Services, Inc	16,864
6,287	*	Matrixone, Inc	31,435
9,540	*	Mentor Graphics Corp	97,785
9,679	*	Micromuse, Inc	54,783
1,983	*	MicroStrategy, Inc	105,178
3,106	*	Midway Games, Inc	34,042
10,612		MoneyGram International, Inc	202,901
2,681	*	Motive, Inc	26,622
13,171	*	MPS Group, Inc	124,071
2,400	*	MRO Software, Inc	35,064
3,900	*	NCO Group, Inc	84,357
4,503	*	NDCHealth Corp	80,919
2,302	*	Ness Technologies, Inc	24,447
4,460	*	NetFlix, Inc	73,189
7,038	*	NETIQ Corp	79,881
1,500	*	Netratings, Inc	20,400
2,800	*	Netscout Systems, Inc	18,452
3,700	*	NIC, Inc	17,094
1,138	*	Niku Corp	23,591
2,574	*	Online Resources Corp	29,112
2,376	*	Open Solutions, Inc	48,257
9,070	*	Opsware, Inc	46,438
3,986	*	Packeteer, Inc	56,203
33,590	*	Parametric Technology Corp	214,304
2,037	*	PDF Solutions, Inc	26,725
1,300	*	Pegasystems, Inc	7,670
24	*	Penton Media, Inc	8
10,003	*	Perot Systems Corp (Class A)	142,243
2,693	*	Phase Forward, Inc	18,312
3,025	*	Phoenix Technologies Ltd	23,535
1,897	*	Portfolio Recovery Associates, Inc	79,712
1,347	*	PRA International	36,073

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,511	*	Progress Software Corp	$136,007
1,500		QAD, Inc	11,550
838		Quality Systems, Inc	39,704
7,796	*	Quest Software, Inc	106,259
2,797	*	Radiant Systems, Inc	31,886
2,683	*	Radisys Corp	43,330
13,983	*	RealNetworks, Inc	69,496
5,088	*	Redback Networks, Inc	32,461
1,000		Renaissance Learning, Inc	20,300
3,100	*	Rent-Way, Inc	30,504
1,200	*	RightNow Technologies, Inc	14,424
3,650		Rollins, Inc	73,146
8,641	*	RSA Security, Inc	99,199
8,738	*	S1 Corp	41,156
2,944	*	SafeNet, Inc	100,273
9,853	*	Sapient Corp	78,134
4,400	*	Secure Computing Corp	47,872
6,000	*	Seebeyond Technology Corp	25,080
3,400	*	Serena Software, Inc	65,620
1,184	*	SI International, Inc	35,473
2,976	*	Sohu.com, Inc	65,234
67	b*	SONICblue, Inc	-
7,200	*	SonicWALL, Inc	38,808
30,191	*	Sonus Networks, Inc	144,313
5,330	*	Sotheby's Holdings, Inc (Class A)	73,021
7,420	*	Spherion Corp	48,972
2,166	*	SPSS, Inc	41,609
1,905		SS&C Technologies, Inc	60,350
1,114	*	SSA Global Technologies, Inc	13,368
1,300		Startek, Inc	21,346
2,600	*	Stellent, Inc	19,500
1,700	v*	StorageNetworks, Inc	-
1,250	*	Stratasys, Inc	40,850
4,756	*	SupportSoft, Inc	24,684
3,000	*	Sykes Enterprises, Inc	28,440
914	*	SYNNEX Corp	16,004
900		Syntel, Inc	14,427
2,527		Talx Corp	73,055
4,600	*	TeleTech Holdings, Inc	37,490
4,774	*	THQ, Inc	139,735
26,261	*	TIBCO Software, Inc	171,747
1,586	*	TNS, Inc	37,065
2,300	*	TradeStation Group, Inc	19,734
4,925	*	Transaction Systems Architects, Inc	121,303
369	*	Travelzoo, Inc	12,114
5,159	*	Trizetto Group, Inc	72,278
1,314	*	TRM Corp	22,101
2,765	*	Ultimate Software Group, Inc	45,346
7,460		United Online, Inc	81,016
8,162	*	United Rentals, Inc	164,954
2,130	*	Universal Compression Holdings, Inc	77,191
10,200	*	Valueclick, Inc	125,766
2,917	*	Vasco Data Security International	28,295
3,251	*	Ventiv Health, Inc	62,679
1,543	*	Verint Systems, Inc	49,623
4,568	*	Verity, Inc	40,061
926	*	Vertrue, Inc	36,077
2,702		Viad Corp	76,575
3,573	*	Vignette Corp	40,196

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,000	*	Volt Information Sciences, Inc	$23,730
4,075	*	WebEx Communications, Inc	107,621
6,496	*	webMethods, Inc	36,378
2,900	*	Websense, Inc	139,345
800	*	WebSideStory, Inc	11,728
8,838	*	Wind River Systems, Inc	138,580
3,240	*	Witness Systems, Inc	59,065

		TOTAL BUSINESS SERVICES	13,742,523

CHEMICALS AND ALLIED PRODUCTS - 6.05%
12,370	*	Aastrom Biosciences Inc	38,718
10,915	*	Abgenix, Inc	93,651
1,980	*	Acadia Pharmaceuticals Inc	16,632
400	*	Adeza Biomedical Corp	6,792
4,799	*	Adolor Corp	44,391
2,955	*	Albany Molecular Research, Inc	41,370
3,500	*	Alexion Pharmaceuticals, Inc	80,640
11,189	*	Alkermes, Inc	147,919
4,866		Alpharma, Inc (Class A)	70,411
1,356		American Vanguard Corp	28,354
8,906	*	Andrx Corp	180,881
2,900		Arch Chemicals, Inc	72,384
4,295	*	Arena Pharmaceuticals, Inc	29,292
3,833	*	Arqule, Inc	24,838
3,825	*	Array Biopharma, Inc	24,097
4,570	*	Atherogenics, Inc	73,029
13,098	*	AVANIR Pharmaceuticals	36,674
937		Balchem Corp	28,157
1,788	*	Barrier Therapeutics, Inc	14,179
2,200	*	Benthley Pharmaceuticals, Inc	24,090
4,913	*	Bioenvision, Inc	35,767
7,914	*	BioMarin Pharmaceutical, Inc	59,276
2,454	*	Bone Care International, Inc	80,908
4,100		Calgon Carbon Corp	36,285
3,346		Cambrex Corp	63,741
1,020	*	Caraco Pharmaceutical Laboratories Ltd	8,752
5,500	*	Cell Genesys, Inc	29,425
7,900	*	Cell Therapeutics, Inc	21,409
2,146	*	Chattem, Inc	88,844
4,289	*	Connetics Corp	75,658
1,000	*	Conor Medsystems Inc	15,350
7,167	*	Corixa Corp	31,391
1,523	*	Cotherix Inc	15,519
6,675	*	Cubist Pharmaceuticals, Inc	87,910
5,660	*	Curis, Inc	22,074
3,731	*	Cypress Bioscience, Inc	49,249
7,085	*	Dendreon Corp	37,054
2,900		Diagnostic Products Corp	137,257
1,780	*	Digene Corp	49,270
6,600	*	Discovery Laboratories, Inc	48,114
2,770	*	Dov Pharmaceutical, Inc	51,688
4,100	*	Durect Corp	20,869
1,995	*	Dusa Pharmaceuticals, Inc	18,553
3,102	*	Elizabeth Arden, Inc	72,556
7,052	*	Encysive Pharmaceuticals, Inc	76,232

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,716	*	EPIX Pharmaceuticals, Inc	$24,037
4,124	*	Eyetech Pharmaceuticals, Inc	52,127
5,200		Ferro Corp	103,272
3,375	*	First Horizon Pharmaceutical	64,260
2,895	*	Genitope Corp	37,172
4,181		Georgia Gulf Corp	129,820
6,735	*	Geron Corp	52,129
7,744	*	GlobeTel Communications Corp	21,606
6,497		Great Lakes Chemical Corp	204,461
685	*	GTx, Inc	6,809
3,695		H.B. Fuller Co	125,852
627	*	Hi-Tech Pharmacal Co, Inc	19,976
1,521	*	Idenix Pharmaceuticals, Inc	32,975
5,752	*	Immucor, Inc	166,520
4,678	*	Immunogen, Inc	27,086
6,087	*	Impax Laboratories, Inc	95,566
5,009	*	Inspire Pharmaceuticals, Inc	42,176
700		Inter Parfums, Inc	13,573
3,500	*	InterMune, Inc	45,640
2,250	*	Introgen Therapeutics, Inc	14,490
1,937	*	Inverness Medical Innovations, Inc	52,880
431		Kronos Worldwide, Inc	13,012
4,600	*	KV Pharmaceutical Co (Class A)	77,050
9,235	*	Ligand Pharmaceuticals, Inc (Class B)	64,183
3,619		MacDermid, Inc	112,768
1,916		Mannatech, Inc	36,442
2,000	*	MannKind Corp	20,100
900	*	Marshall Edwards, Inc	6,426
3,822	*	Martek Biosciences Corp	145,045
13,600	*	Medarex, Inc	113,288
5,941	*	Medicines Co	138,960
6,697		Medicis Pharmaceutical Corp (Class A)	212,496
1,362		Meridian Bioscience, Inc	25,810
8,734	*	MGI Pharma, Inc	190,052
2,600		Minerals Technologies, Inc	160,160
800	*	Momenta Pharmaceuticals, Inc	15,816
2,703	*	Myogen, Inc	18,894
7,137	*	Nabi Biopharmaceuticals	108,696
2,184	*	Nastech Pharmaceutical Co, Inc	31,078
1,334		Nature's Sunshine Products, Inc	23,265
6,719	*	NBTY, Inc	174,291
4,460	*	Neurocrine Biosciences, Inc	187,588
739	*	New River Pharmaceuticals, Inc	22,185
2,007	*	NewMarket Corp	29,684
2,010	*	NitroMed, Inc	39,095
1,000		NL Industries, Inc	15,390
2,890	*	Northfield Laboratories, Inc	41,356
2,900	*	Noven Pharmaceuticals, Inc	50,692
4,584	*	NPS Pharmaceuticals, Inc	52,028
5,094	*	Nuvelo, Inc	39,377
1,700		Octel Corp	30,600
8,700		Olin Corp	158,688
3,537	*	OM Group, Inc	87,328
4,501	*	Onyx Pharmaceuticals, Inc	107,484
5,536	*	OraSure Technologies, Inc	55,305
3,800	*	Pain Therapeutics, Inc	25,650
4,296	*	Par Pharmaceutical Cos, Inc	136,656
3,200	*	Parexel International Corp	63,520

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

760	*	Parlux Fragrances, Inc	$21,029
2,400	*	Penwest Pharmaceuticals Co	28,368
10,607		Perrigo Co	147,862
2,984	*	Pharmion Corp	69,259
1,371	*	Pioneer Cos, Inc	30,148
11,438	*	PolyOne Corp	75,720
2,900	*	Pozen, Inc	23,780
3,500	*	Prestige Brands Holdings, Inc	68,250
2,127	*	Progenics Pharmaceuticals	44,369
2,344	*	Renovis, Inc	35,793
18,018	*	Revlon, Inc (Class A)	55,315
4,462	*	Salix Pharmaceuticals Ltd	78,799
5,800		Sensient Technologies Corp	119,538
4,200	*	Serologicals Corp	89,250
7,593	*	StemCells, Inc	31,967
700		Stepan Co	15,470
908	*	Stratagene Corp	7,890
6,217	*	SuperGen, Inc	30,712
1,824	*	SurModics, Inc	79,107
3,116	*	Tanox, Inc	36,519
1,181	*	Tercica, Inc	10,263
11,210	*	Terra Industries, Inc	76,340
523	*	Threshold Pharmaceuticals, Inc	4,315
4,017		UAP Holding Corp	66,682
2,752	*	United Therapeutics Corp	132,646
1,300	*	USANA Health Sciences, Inc	54,990
10,421		USEC, Inc	152,563
11,726	*	Vertex Pharmaceuticals, Inc	197,466
7,408	*	Vicuron Pharmaceuticals, Inc	206,683
3,939		Wellman, Inc	40,138
1,500		Westlake Chemical Corp	36,750
8,167	*	WR Grace & Co	63,621
3,270	*	Zymogenetics, Inc	57,552

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,661,689

COAL MINING - 0.22%
3,700	*	Alpha Natural Resources, Inc	88,356
2,900		Foundation Coal Holdings, Inc	75,226
1,595	*	James River Coal Co	55,267
2,300		Penn Virginia Corp	102,741

		TOTAL COAL MINING	321,590

COMMUNICATIONS - 2.80%
8,004		Adtran, Inc	198,419
4,653	*	Airspan Networks, Inc	25,824
1,736		Alaska Communications Systems Group, Inc	17,204
3,938	*	Anixter International, Inc	146,376
2,200	*	Audiovox Corp (Class A)	34,100
500	*	Beasley Broadcast Group, Inc (Class A)	7,245
2,260	*	Brightpoint, Inc	50,149
2,680	*	Centennial Communications Corp	37,198
34,223	*	Charter Communications, Inc (Class A)	40,383
30,556	*	Cincinnati Bell, Inc	131,391

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,341	*	Citadel Broadcasting Corp	$61,154
2,659		Commonwealth Telephone Enterprises, Inc	111,439
4,677	*	Cox Radio, Inc (Class A)	73,663
1,900	*	Crown Media Holdings, Inc (Class A)	17,917
2,200		CT Communications, Inc	28,710
6,944	*	Cumulus Media, Inc (Class A)	81,800
13,989	*	Dobson Communications Corp (Class A)	59,593
6,100	*	Emmis Communications Corp (Class A)	107,787
4,294	*	Entercom Communications Corp	142,947
9,313	*	Entravision Communications Corp (Class A)	72,548
3,300		Fairpoint Communications, Inc	53,295
875	*	Fisher Communications, Inc	41,379
14,893	*	Foundry Networks, Inc	128,527
6,743	*	General Communication, Inc (Class A)	66,553
2,624		Golden Telecom, Inc	80,504
5,500		Gray Television, Inc	66,330
473	*	Hungarian Telephone & Cable	8,136
7,077	*	IDT Corp (Class B)	93,133
1,880	*	InPhonic, Inc	28,914
5,844	*	Insight Communications Co, Inc	64,576
2,700		Iowa Telecommunications Services, Inc	50,625
2,886	*	j2 Global Communications, Inc	99,394
85,969	*	Level 3 Communications, Inc	174,517
1,947		Liberty Corp	71,669
3,312	*	Lin TV Corp (Class A)	46,004
1,859	*	Lodgenet Entertainment Corp	30,841
3,300	*	Mastec, Inc	29,040
8,071	*	Mediacom Communications Corp	55,448
1,800		North Pittsburgh Systems, Inc	35,208
3,533	*	Novatel Wireless, Inc	44,057
300		Preformed Line Products Co	12,240
8,763	*	Premiere Global Services, Inc	98,934
5,576	*	Price Communications Corp	96,465
10,183	*	Radio One, Inc (Class D)	130,037
2,782	*	RCN Corp	64,236
4,100	*	Regent Communications, Inc	24,067
5	v*	RNC Corporation Wts 12/21/06	-
1,900	*	Saga Communications, Inc (Class A)	26,600
1,215	*	Salem Communications Corp (Class A)	24,106
8,964	*	SBA Communications Corp	121,014
900		Shenandoah Telecom Co	35,775
6,000		Sinclair Broadcast Group, Inc (Class A)	54,480
4,500	*	Spanish Broadcasting System, Inc (Class A)	44,955
1,869		SureWest Communications	47,940
2,100	*	Syniverse Holdings, Inc	29,400
3,200	*	Talk America Holdings, Inc	32,032
4,317	*	Telkonet, Inc	21,283
3,656	*	Terremark Worldwide, Inc	25,592
6,900	*	Tivo, Inc	46,092
15,790	*	U.S. Unwired, Inc (Class A)	91,898
9,396	*	Ubiquitel, Inc	76,671
3,333	*	USA Mobility, Inc	97,857
3,700		Valor Communications Group, Inc	51,060
6,846	*	Wireless Facilities, Inc	43,335

		TOTAL COMMUNICATIONS	4,010,066

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

DEPOSITORY INSTITUTIONS - 10.45%
1,391		1st Source Corp	$31,910
1,360		ABC Bancorp	24,589
1,343	*	ACE Cash Express, Inc	34,327
1,650		Alabama National Bancorp	107,860
3,100		Amcore Financial, Inc	92,628
8,600		Amegy Bancorp, Inc	192,468
1,220	*	AmericanWest Bancorp	24,339
327		Ames National Corp	36,153
2,607		Anchor Bancorp Wisconsin, Inc	78,888
1,058		Arrow Financial Corp	29,455
1,634	*	Banc Corp	17,288
400		Bancfirst Corp	34,796
1,146	*	Bancorp, Inc	19,986
9,696		Bancorpsouth, Inc	228,826
1,100		BancTrust Financial Group, Inc	21,483
7,918		Bank Mutual Corp	87,573
1,675		Bank of Granite Corp	32,059
1,300		Bank of The Ozarks, Inc	42,692
5,294		BankAtlantic Bancorp, Inc (Class A)	100,321
3,320		BankUnited Financial Corp (Class A)	89,773
1,289		Banner Corp	36,105
700		Berkshire Hills Bancorp, Inc	23,324
2,409	*	BFC Financial Corp	20,549
3,400		Boston Private Financial Holdings, Inc	85,680
7,400		Brookline Bancorp, Inc	120,324
1,000		Camden National Corp	32,750
1,200		Capital City Bank Group, Inc	48,480
1,260		Capital Corp of the West	34,965
606	*	Capital Crossing Bank	20,665
1,479		Capitol Bancorp Ltd	49,709
2,810	*	Cardinal Financial Corp	26,386
2,125		Cascade Bancorp	44,710
5,586		Cathay General Bancorp	188,304
1,300		Center Financial Corp	32,279
1,312	*	Central Coast Bancorp	23,747
3,731		Central Pacific Financial Corp	132,824
591		Charter Financial Corp	20,649
3,128		Chemical Financial Corp	103,568
5,725		Chittenden Corp	155,720
999		Citizens & Northern Corp	31,209
5,562		Citizens Banking Corp	168,084
1,000		City Bank	31,020
2,100		City Holding Co	76,692
1,537		Clifton Savings Bancorp, Inc	16,231
1,656		Coastal Financial Corp	24,409
1,750		CoBiz, Inc	31,727
665		Colony Bankcorp Inc	19,977
800		Columbia Bancorp	29,160
1,890		Columbia Banking System, Inc	46,532
570		Commercial Bankshares, Inc	22,122
5,384		Commercial Capital Bancorp, Inc	89,967
4,767		Commercial Federal Corp	160,553
602	*	Community Bancorp	18,674
3,622		Community Bank System, Inc	88,341
1,286		Community Banks, Inc	33,333
1,709		Community Trust Bancorp, Inc	55,918

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,200		Corus Bankshares, Inc	$122,078
5,712		CVB Financial Corp	112,412
3,850		Dime Community Bancshares	58,520
941		Enterprise Financial Services Corp	22,255
1,000	*	EuroBancshares, Inc	16,050
3,778	*	Euronet Worldwide, Inc	109,826
800		Farmers Capital Bank Corp	27,712
2,600		Fidelity Bankshares, Inc	68,952
1,080		Financial Institutions, Inc	19,462
1,300		First Bancorp (North Carolina)	28,769
4,316		First Bancorp (Puerto Rico)	173,287
1,600		First Busey Corp (Class A)	30,896
3,700		First Charter Corp	81,289
779		First Citizens Bancshares, Inc (Class A)	112,604
8,697		First Commonwealth Financial Corp	119,149
1,577		First Community Bancorp	74,907
1,220		First Community Bancshares, Inc	39,650
855		First Defiance Financial Corp	22,820
4,400		First Financial Bancorp	83,160
2,400		First Financial Bankshares, Inc	81,216
1,800		First Financial Corp (Indiana)	51,714
1,700		First Financial Holdings, Inc	50,847
1,301		First Indiana Corp	38,601
2,315		First Merchants Corp	57,528
5,743		First Midwest Bancorp, Inc	201,981
14,675		First Niagara Financial Group, Inc	213,962
900		First Oak Brook Bancshares, Inc	25,398
1,571		First Place Financial Corp	31,561
295	*	First Regional Bancorp	19,514
2,600		First Republic Bank	91,858
590		First South Bancorp, Inc	18,809
1,800		First State Bancorp	34,722
2,025	*	FirstFed Financial Corp	120,710
4,100		Flagstar Bancorp, Inc	77,613
2,196		Flushing Financial Corp	40,406
6,976		FNB Corp	137,078
1,000		FNB Corp (Virginia)	28,000
2,370	*	Franklin Bank Corp	44,461
7,993		Fremont General Corp	194,470
3,000		Frontier Financial Corp	75,780
1,333		GB&T Bancshares, Inc	31,672
3,750		Glacier Bancorp, Inc	97,988
4,900		Gold Banc Corp, Inc	71,295
1,307		Great Southern Bancorp, Inc	40,896
6,393		Greater Bay Bancorp	168,583
795		Greene County Bancshares, Inc	21,719
3,547		Hancock Holding Co	122,017
4,805		Hanmi Financial Corp	80,244
2,600		Harbor Florida Bancshares, Inc	97,344
3,381		Harleysville National Corp	78,304
1,300		Heartland Financial U.S.A., Inc	25,389
1,446		Heritage Commerce Corp	26,549
1,300		Horizon Financial Corp	28,860
5,368		Hudson United Bancorp	193,785
900		IberiaBank Corp	55,449
1,755		Independent Bank Corp (Massachusetts)	49,509
2,464		Independent Bank Corp (Michigan)	70,076
1,900		Integra Bank Corp	42,978

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,950		Interchange Financial Services Corp	$35,783
2,300		Irwin Financial Corp	51,037
659	*	Itla Capital Corp	35,520
2,700	*	Kearny Financial Corp	31,860
3,990		KNBT Bancorp, Inc	60,209
1,975		Lakeland Bancorp, Inc	30,830
800		Lakeland Financial Corp	32,544
1,213		Macatawa Bank Corp	42,079
3,787		MAF Bancorp, Inc	161,440
2,000		Main Street Banks, Inc	50,920
1,223		MainSource Financial Group, Inc	22,124
2,600		MB Financial, Inc	103,558
1,838		MBT Financial Corp	35,382
935		Mercantile Bank Corp	41,112
2,900		Mid-State Bancshares	80,533
1,300		Midwest Banc Holdings, Inc	25,077
2,273		Nara Bancorp, Inc	33,368
400		NASB Financial, Inc	17,540
4,293		National Penn Bancshares, Inc	107,239
1,000		NBC Capital Corp	24,340
4,100		NBT Bancorp, Inc	96,924
5,686		NetBank, Inc	52,994
13,798		NewAlliance Bancshares, Inc	193,862
969	*	Northern Empire Bancshares	29,981
2,471		Northwest Bancorp, Inc	52,533
1,300		OceanFirst Financial Corp	29,263
4,800	*	Ocwen Financial Corp	32,448
8,667		Old National Bancorp	185,474
1,614		Old Second Bancorp, Inc	46,951
1,469		Omega Financial Corp	45,612
2,447		Oriental Financial Group, Inc	37,341
5,819		Pacific Capital Bancorp	215,769
1,567		Park National Corp	173,154
6,077		Partners Trust Financial Group, Inc	64,902
968		Peapack Gladstone Financial Corp	26,814
1,100		Pennfed Financial Services, Inc	18,568
990		Pennrock Financial Services Corp	35,531
537	*	Pennsylvania Commerce Bancorp, Inc	17,587
1,265		Peoples Bancorp, Inc	33,839
2,320		PFF Bancorp, Inc	70,273
887	*	Pinnacle Financial Partners, Inc	21,288
700		Placer Sierra Bancshares	19,089
503		Preferred Bank	19,969
1,594	*	Premierwest Bancorp	23,623
2,000		PrivateBancorp, Inc	70,760
2,500		Prosperity Bancshares, Inc	71,525
4,066		Provident Bankshares Corp	129,746
750		Provident Financial Holdings	21,082
8,856		Provident Financial Services, Inc	155,600
5,639		Provident New York Bancorp	68,288
700	*	QC Holdings, Inc	10,108
3,444		R & G Financial Corp (Class B)	60,924
1,250		Renasant Corp	38,450
1,002		Republic Bancorp, Inc (Class A) (Kentucky)	21,753
8,818		Republic Bancorp, Inc (Michigan)	132,094
624		Royal Bancshares of Pennsylvania (Class A)	14,820
3,149		S & T Bancorp, Inc	113,679
1,498		S.Y. Bancorp, Inc	34,229
1,900		Sandy Spring Bancorp, Inc	66,557

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

760		Santander Bancorp	$19,046
1,050		SCBT Financial Corp	33,232
1,340		Seacoast Banking Corp of Florida	26,385
1,169		Security Bank Corp	26,770
659		Sierra Bancorp	14,946
1,242	*	Signature Bank	30,305
1,900		Simmons First National Corp (Class A)	51,509
1,356		Sound Federal Bancorp, Inc	21,913
1,284		Southside Bancshares, Inc	26,322
1,655		Southwest Bancorp, Inc	33,894
1,045		State Bancorp, Inc	23,638
700		State Financial Services Corp (Class A)	28,182
2,178		Sterling Bancorp	46,500
5,600		Sterling Bancshares, Inc	87,136
3,562		Sterling Financial Corp (Pennsylvania)	75,906
2,877	*	Sterling Financial Corp (Spokane)	107,600
1,300		Suffolk Bancorp	41,977
1,253		Summit Bancshares, Inc	21,677
626		Summit Financial Group, Inc	20,464
1,345	*	Sun Bancorp, Inc (New Jersey)	27,801
5,780		Susquehanna Bancshares, Inc	142,130
4,417	*	SVB Financial Group	211,574
500		Taylor Capital Group, Inc	19,625
2,616	*	Texas Capital Bancshares, Inc	51,640
5,090		Texas Regional Bancshares, Inc (Class A)	155,143
2,396		TierOne Corp	65,003
980		Tompkins Trustco, Inc	42,532
1,300		Trico Bancshares	29,042
9,322		Trustco Bank Corp NY	121,745
5,903		Trustmark Corp	172,722
1,457		U.S.B. Holding Co, Inc	34,094
11,150		UCBH Holdings, Inc	181,076
1,885		UMB Financial Corp	107,501
5,436		Umpqua Holdings Corp	127,963
1,049		Union Bankshares Corp	40,512
4,748		United Bankshares, Inc	169,076
3,900		United Community Banks, Inc	101,478
3,179		United Community Financial Corp	34,778
703		United Securities Bancshares	21,624
1,479		Univest Corp of Pennsylvania	44,311
2,677		Unizan Financial Corp	71,717
949		Vineyard National Bancorp	29,950
1,093	*	Virginia Commerce Bancorp	26,593
899		Virginia Financial Group, Inc	31,546
13,337		W Holding Co, Inc	136,304
1,611		Washington Trust Bancorp, Inc	44,576
2,743		Wesbanco, Inc	82,345
2,105		West Bancorporation	39,574
1,800		West Coast Bancorp	43,938
3,954		Westamerica Bancorp	208,811
880	*	Western Sierra Bancorp	29,788
716		Westfield Financial, Inc	17,356
1,954		Wilshire Bancorp, Inc	28,001
2,842		Wintrust Financial Corp	148,779
800		WSFS Financial Corp	43,768
1,013		Yardville National Bancorp	36,215

		TOTAL DEPOSITORY INSTITUTIONS	14,968,717

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

EATING AND DRINKING PLACES - 1.58%
2,420		AFC Enterprises	$31,896
1,700	*	BJ's Restaurants, Inc	34,578
4,403		Bob Evans Farms, Inc	102,678
741	*	Buffalo Wild Wings, Inc	23,119
2,300	*	California Pizza Kitchen, Inc	62,721
4,472	*	CEC Entertainment, Inc	188,226
6,997	*	CKE Restaurants, Inc	97,398
1,704	*	Dave & Buster's, Inc	31,422
11,041	*	Denny's Corp	55,205
3,859		Domino's Pizza, Inc	85,901
2,500		IHOP Corp	108,475
4,649	*	Jack In The Box, Inc	176,290
7,121	*	Krispy Kreme Doughnuts, Inc	49,562
2,345		Landry's Restaurants, Inc	70,561
2,100		Lone Star Steakhouse & Saloon, Inc	63,861
2,756	*	Luby's, Inc	32,934
925	*	McCormick & Schmick's Seafood Restaurants, Inc	14,606
2,627	*	O'Charley's, Inc	46,393
3,251	*	P.F. Chang's China Bistro, Inc	191,744
1,475	*	Papa John's International, Inc	58,956
4,300	*	Rare Hospitality International, Inc	131,021
1,726	*	Red Robin Gourmet Burgers, Inc	106,978
7,841		Ruby Tuesday, Inc	203,082
5,236	*	Ryan's Restaurant Group, Inc	73,356
2,498	*	Texas Roadhouse, Inc (Class A)	86,806
3,383	*	The Steak N Shake Co	62,991
4,624		Triarc Cos (Class B)	68,713

		TOTAL EATING AND DRINKING PLACES	2,259,473

EDUCATIONAL SERVICES - 0.40%
11,068	*	Corinthian Colleges, Inc	141,338
7,071	*	DeVry, Inc	140,713
2,100	*	Educate, Inc	29,715
1,100	*	Learning Tree International, Inc	13,222
1,854		Strayer Education, Inc	159,926
2,601	*	Universal Technical Institute, Inc	86,353

		TOTAL EDUCATIONAL SERVICES	571,267

ELECTRIC, GAS, AND SANITARY SERVICES - 3.14%
3,037		Allete, Inc	151,546
1,468		American Ecology Corp	26,277
2,000		American States Water Co	58,740
29,300	*	Aquila, Inc	105,773
6,290		Avista Corp	116,931
4,010		Black Hills Corp	147,769
2,100		California Water Service Group	78,834
66,766	*	Calpine Corp	227,004
1,300		Cascade Natural Gas Corp	26,650
2,401	*	Casella Waste Systems, Inc (Class A)	28,812
1,400		Central Vermont Public Service Corp	25,900
2,055		CH Energy Group, Inc	99,935

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,842	*	Clean Harbors, Inc	$39,935
5,900		Cleco Corp	127,263
1,000		Connecticut Water Service, Inc	24,990
748		Crosstex Energy, Inc	36,128
9,538		Duquesne Light Holdings, Inc	178,170
1,698	*	Duratek, Inc	39,360
5,931	*	El Paso Electric Co	121,289
3,269		Empire District Electric Co	78,325
1,000		EnergySouth, Inc	27,710
5,350		Idacorp, Inc	163,871
2,700		Laclede Group, Inc	85,752
685		Markwest Hydrocarbon, Inc	15,892
2,637		Metal Management, Inc	51,026
2,456		MGE Energy, Inc	89,349
1,333		Middlesex Water Co	25,887
3,383		New Jersey Resources Corp	163,230
5,533		Nicor, Inc	227,794
3,400		Northwest Natural Gas Co	130,016
4,341		NorthWestern Corp	136,828
1,000		Ormat Technologies, Inc	19,100
3,611		Otter Tail Corp	98,689
4,767		Peoples Energy Corp	207,174
1,006	*	Pico Holdings, Inc	29,938
6,087	*	Plug Power, Inc	41,696
1,900		Resource America, Inc (Class A)	73,207
14,611	*	Sierra Pacific Resources	181,907
900		SJW Corp	42,309
1,800		South Jersey Industries, Inc	110,016
4,800		Southwest Gas Corp	122,448
2,149		Southwest Water Co	25,423
74	b*	Touch America Holdings, Inc	-
1,700		UIL Holdings Corp	91,477
4,400		Unisource Energy Corp	135,300
5,698	*	Waste Connections, Inc	212,478
717		Waste Industries USA, Inc	10,138
7,755	*	Waste Services, Inc	29,779
6,082		WGL Holdings, Inc	204,598

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,492,663

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.57%
3,394	*	Actel Corp	47,177
5,338		Acuity Brands, Inc	137,133
13,611	*	Adaptec, Inc	52,811
2,900	*	Advanced Energy Industries, Inc	22,794
9,082	*	Aeroflex, Inc	76,289
10,069		Alliance One International, Inc	60,515
3,830	*	American Superconductor Corp	35,044
5,100	*	AMIS Holdings, Inc	68,034
12,205	*	Amkor Technology, Inc	54,922
37,516	*	Applied Micro Circuits Corp	96,041
1,300		Applied Signal Technology, Inc	24,752
10,862	*	Arris Group, Inc	94,608
4,600	*	Artesyn Technologies, Inc	40,020
4,166	*	Atheros Communications, Inc	33,578
51,155	*	Atmel Corp	121,237
4,600	*	ATMI, Inc	133,446

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,100		Baldor Electric Co	$99,712
1,500		Bel Fuse, Inc (Class B)	45,840
5,109	*	Benchmark Electronics, Inc	155,416
7,510	*	Broadwing Corp	34,696
3,151		C&D Technologies, Inc	28,958
1,044	*	Catapult Communications Corp	17,811
5,860	*	C-COR, Inc	40,141
2,962	*	Ceradyne, Inc	71,295
4,912	*	Checkpoint Systems, Inc	86,942
69,654	*	CIENA Corp	145,577
1,585	*	Color Kinetics, Inc	16,864
2,645	*	Comtech Telecommunications	86,306
57,315	*	Conexant Systems, Inc	92,277
4,403		CTS Corp	54,113
2,011		Cubic Corp	35,675
4,575	*	Cymer, Inc	120,551
16,313	*	Cypress Semiconductor Corp	205,381
1,181	*	Diodes, Inc	36,847
3,657	*	Ditech Communications Corp	23,734
3,598	*	DSP Group, Inc	85,884
2,156	*	DTS, Inc	38,441
3,485	*	Electro Scientific Industries, Inc	62,312
4,521	*	Emcore Corp	18,672
831	*	EndWave Corp	39,556
3,078	*	Energy Conversion Devices, Inc	68,886
5,599	*	EnerSys	76,314
4,808	*	Evergreen Solar, Inc	30,915
5,120	*	Exar Corp	76,237
14,759	*	Fairchild Semiconductor International, Inc	217,695
20,300	*	Finisar Corp	21,315
2,665		Franklin Electric Co, Inc	103,002
5,827	*	FuelCell Energy, Inc	59,494
29,967	*	Gemstar-TV Guide International, Inc	107,581
3,000	*	Genlyte Group, Inc	146,220
8,147	*	Glenayre Technologies, Inc	30,714
12,100	*	GrafTech International Ltd	52,030
2,600	*	Greatbatch, Inc	62,140
8,905	*	Harmonic, Inc	43,011
3,190		Helix Technology Corp	42,363
5,699	*	Hexcel Corp	96,427
3,300	*	Hutchinson Technology, Inc	127,083
4,292		Imation Corp	166,487
8,630	*	Integrated Circuit Systems, Inc	178,123
13,187	*	Integrated Device Technology, Inc	141,760
4,692	*	Integrated Silicon Solution, Inc	34,768
6,923	*	Interdigital Communications Corp	121,153
3,825	*	International DisplayWorks, Inc	30,600
2,500		Inter-Tel, Inc	46,525
4,429	*	InterVoice, Inc	38,222
3,008	*	IXYS Corp	42,653
10,800	*	Kemet Corp	68,040
14,000	*	Lattice Semiconductor Corp	62,160
2,208	*	Leadis Technology, Inc	17,774
1,500	*	Lifeline Systems, Inc	48,180
4,457		Lincoln Electric Holdings, Inc	147,750
2,800	*	Littelfuse, Inc	77,980
2,475	LSI Industries, Inc	34,502

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,852	*	Mattson Technology, Inc	$34,740
9,695		Maytag Corp	151,824
14,808	*	McData Corp (Class A)	59,232
1,914	*	Medis Technologies Ltd	31,772
2,797	*	Mercury Computer Systems, Inc	76,554
4,400		Methode Electronics, Inc	52,228
1,267	*	Metrologic Instruments, Inc	15,888
8,260	*	Micrel, Inc	95,155
7,567	*	Microsemi Corp	142,260
6,400	*	Microtune, Inc	32,096
5,047	*	MIPS Technologies, Inc	36,338
2,960	*	Mobility Electronics, Inc	27,084
2,100	*	Monolithic Power Systems, Inc	18,648
4,448	*	Moog, Inc (Class A)	140,068
13,003	*	MRV Communications, Inc	28,217
800	*	Multi-Fineline Electronix, Inc	14,720
5,141	*	Mykrolis Corp	73,054
600		National Presto Industries, Inc	26,442
1,275	*	Netlogic Microsystems, Inc	22,606
7,187	*	Omnivision Technologies, Inc	97,671
17,435	*	ON Semiconductor Corp	80,201
8,466	*	Openwave Systems, Inc	138,842
12,800	*	Oplink Communications, Inc	21,888
2,330	*	Optical Communication Products, Inc	4,427
2,000	*	OSI Systems, Inc	31,580
2,431		Park Electrochemical Corp	61,261
3,155	*	Pericom Semiconductor Corp	25,682
4,000	*	Photronics, Inc	93,360
5,353	*	Pixelworks, Inc	45,929
6,039		Plantronics, Inc	219,578
5,300	*	Plexus Corp	75,419
2,765	*	PLX Technology, Inc	28,092
21,946	*	PMC-Sierra, Inc	204,756
11,931	*	Polycom, Inc	177,891
1,858	*	Portalplayer, Inc	38,684
900	*	Powell Industries, Inc	16,983
3,594	*	Power Integrations, Inc	77,523
9,109	*	Power-One, Inc	57,478
13,046	*	Powerwave Technologies, Inc	133,330
5,506	*	Quantum Fuel Systems Technologies Worldwide, Inc	27,530
12,112	*	Rambus, Inc	162,059
1,900		Raven Industries, Inc	44,498
81	b,v*	Read-Rite Corp	1
3,000		Regal-Beloit Corp	87,480
23,195	*	RF Micro Devices, Inc	125,949
2,102	*	Rogers Corp	85,236
2,969	*	Seachange International, Inc	20,842
9,051	*	Semtech Corp	150,699
4,343	*	Sigmatel, Inc	74,526
9,739	*	Silicon Image, Inc	99,922
5,196	*	Silicon Laboratories, Inc	136,187
11,095	*	Silicon Storage Technology, Inc	44,713
19,656	*	Skyworks Solutions, Inc	144,865
3,483	*	Spatialight, Inc	19,749
2,397		Spectralink Corp	25,216
2,575	*	Standard Microsystems Corp	60,203
1,100	*	Supertex, Inc	19,426
5,600	*	Symmetricom, Inc	58,072

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,890	*	Synaptics, Inc	$61,730
5,364		Technitrol, Inc	75,793
6,897	*	Tekelec	115,870
9,400	*	Terayon Communication Systems, Inc	29,046
5,445	*	Tessera Technologies, Inc	181,917
12,594	*	Transwitch Corp	25,818
3,083	*	Trident Microsystems, Inc	69,953
17,230	*	Triquint Semiconductor, Inc	57,376
5,053	*	TTM Technologies, Inc	38,453
4,528		Turnstone Systems, Inc	57
1,500	*	Ulticom, Inc	15,915
1,943	*	Ultralife Batteries, Inc	31,379
2,900	*	Universal Display Corp	29,812
1,605	*	Universal Electronics, Inc	26,627
12,185	*	UTStarcom, Inc	91,266
7,800	*	Valence Technology, Inc	21,840
4,509	*	Varian Semiconductor Equipment Associates, Inc	166,833
2,555	*	Viasat, Inc	51,943
2,600		Vicor Corp	35,360
1,659	*	Virage Logic Corp	17,088
26,975	*	Vitesse Semiconductor Corp	56,378
1,857	*	Volterra Semiconductor Corp	27,651
6,600	*	Westell Technologies, Inc	39,468
7,850	*	Zhone Technologies, Inc	26,298
1,309	*	Zoltek Cos, Inc	14,700
5,295	*	Zoran Corp	70,371

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,835,122

ENGINEERING AND MANAGEMENT SERVICES - 2.90%
2,300	*	Advisory Board Co	112,102
12,887	*	Amylin Pharmaceuticals, Inc	269,725
3,200	*	Antigenics, Inc	17,312
9,080	*	Applera Corp (Celera Genomics Group)	99,608
6,400	*	Ariad Pharmaceuticals, Inc	42,624
22,321	*	BearingPoint, Inc	163,613
1,500		CDI Corp	32,880
1,305	*	CRA International, Inc	70,274
5,080	*	CuraGen Corp	26,111
4,624	*	CV Therapeutics, Inc	103,670
6,700	*	Decode Genetics, Inc	62,913
62	b*	Deltagen, Inc	7
3,611	*	DiamondCluster International, Inc	40,804
10,850	*	Digitas, Inc	123,798
2,800	*	Diversa Corp	14,588
6,140	*	eResearch Technology, Inc	82,215
2,084	*	Essex Corp	47,682
9,278	*	Exelixis, Inc	68,936
827	*	Exponent, Inc	23,636
2,003	*	Greenfield Online, Inc	24,336
6,534	*	Harris Interactive, Inc	31,821
700	*	Huron Consulting Group, Inc	16,485
7,772	*	ICOS Corp	164,533
10,114	*	Incyte Corp	72,315
1,515	*	Infrasource Services, Inc	15,786
6,400	*	Isis Pharmaceuticals, Inc	25,024

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,722	*	Keryx Biopharmaceuticals, Inc	$35,930
1,100		Landauer, Inc	57,101
1,599	*	LECG Corp	33,995
7,782	*	Lexicon Genetics, Inc	38,443
3,433	*	Lifecell Corp	54,276
3,263	*	Luminex Corp	32,108
2,300		MAXIMUS, Inc	81,167
2,700	*	Maxygen, Inc	18,522
1,226	*	MTC Technologies, Inc	45,154
3,786	*	Myriad Genetics, Inc	59,251
6,138	*	Navigant Consulting, Inc	108,397
2,200	*	Neopharm, Inc	21,978
3,040	*	Neurogen Corp	20,733
2,980	*	Orchid Cellmark, Inc	32,214
2,820	*	Per-Se Technologies, Inc	59,276
4,900	*	PRG-Schultz International, Inc	13,818
4,700	*	Regeneron Pharmaceuticals, Inc	39,433
5,746	*	Resources Connection, Inc	133,480
2,417	*	Rigel Pharmaceuticals, Inc	48,147
7,409	*	Savient Pharmaceuticals, Inc	32,674
3,640	*	Seattle Genetics, Inc	19,510
2,564	*	Senomyx, Inc	42,332
2,226	*	SFBC International, Inc	85,990
9,690	*	Shaw Group, Inc	208,432
1,978	*	Sourcecorp	39,204
3,966	*	Symyx Technologies, Inc	110,969
915		Sypris Solutions, Inc	11,318
1,000	*	Tejon Ranch Co	51,470
6,569	*	Telik, Inc	106,812
7,000	*	Tetra Tech, Inc	94,710
3,797	*	Transkaryotic Therapies, Inc	138,894
1,800	*	Trimeris, Inc	17,964
4,998	*	URS Corp	186,675
900	*	ViaCell, Inc	9,585
14,777	*	ViroLogic, Inc	36,647
3,119	*	Washington Group International, Inc	159,443
4,185		Watson Wyatt & Co Holdings	107,262

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,146,112

FABRICATED METAL PRODUCTS - 0.98%
1,080		Ameron International Corp	40,392
1,900		CIRCOR International, Inc	46,873
7,400		Commercial Metals Co	176,268
1,333	*	Commercial Vehicle Group, Inc	23,661
329		Compx International, Inc	5,511
6,271		Crane Co	164,927
327		Dynamic Materials Corp	12,652
2,212	*	Earle M Jorgensen Co	17,807
4,103	*	Global Power Equipment Group, Inc	32,619
3,534	*	Griffon Corp	78,455
1,054		Gulf Island Fabrication, Inc	20,953
9,321	*	Jacuzzi Brands, Inc	100,014
1,039		Lifetime Brands, Inc	20,292
1,800	*	Mobile Mini, Inc	62,064

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,600	*	NCI Building Systems, Inc	$85,280
1,400		Silgan Holdings, Inc	78,736
4,600		Simpson Manufacturing Co, Inc	140,530
2,600		Sturm Ruger & Co, Inc	21,762
547		Sun Hydraulics Corp	19,905
7,435	*	Taser International, Inc	74,647
2,080		Valmont Industries, Inc	53,664
1,433	*	Water Pik Technologies, Inc	27,299
3,060		Watts Water Technologies, Inc (Class A)	102,479

		TOTAL FABRICATED METAL PRODUCTS	1,406,790

FOOD AND KINDRED PRODUCTS - 1.14%
2,100		American Italian Pasta Co (Class A)	44,142
1,200	*	Boston Beer Co, Inc (Class A)	26,928
500		Coca-Cola Bottling Co Consolidated	25,270
9,152		Corn Products International, Inc	217,452
7,800	*	Darling International, Inc	29,250
875		Farmer Brothers Co	19,478
4,199		Flowers Foods, Inc	148,477
6,244	*	Gold Kist, Inc	134,746
907	*	Hansen Natural Corp	76,841
13,796	*	Hercules, Inc	195,213
817		J & J Snack Foods Corp	42,770
3,354		Lancaster Colony Corp	143,954
3,600		Lance, Inc	61,956
1,300	*	M&F Worldwide Corp	17,368
1,000	*	National Beverage Corp	7,980
1,659	*	Peets Coffee & Tea, Inc	54,813
3,705		Ralcorp Holdings, Inc	152,461
2,160		Sanderson Farms, Inc	98,150
2,957		Tootsie Roll Industries, Inc	86,492
4,400		Topps Co, Inc	44,132

		TOTAL FOOD AND KINDRED PRODUCTS	1,627,873

FOOD STORES - 0.29%
200		Arden Group, Inc (Class A)	15,856
2,000	*	Great Atlantic & Pacific Tea Co, Inc	58,120
1,300		Ingles Markets, Inc (Class A)	17,901
2,043	*	Pantry, Inc	79,125
3,900	*	Pathmark Stores, Inc	34,164
13	b,v*	Penn Traffic Co	-
4,100		Ruddick Corp	104,673
1,600		Weis Markets, Inc	62,064
3,637	*	Wild Oats Markets, Inc	41,644

		TOTAL FOOD STORES	413,547

FURNITURE AND FIXTURES - 0.51%
1,237		Bassett Furniture Industries, Inc	23,330
6,929	*	BE Aerospace, Inc	108,300
4,200		Ethan Allen Interiors, Inc	140,742
6,114		Furniture Brands International, Inc	132,124
1,276		Hooker Furniture Corp	22,292
5,358	*	Interface, Inc (Class A)	43,132
2,601		Kimball International, Inc (Class B)	34,333

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

6,509		La-Z-Boy, Inc	$94,836
4,679	*	Select Comfort Corp	100,271
1,400		Stanley Furniture Co, Inc	34,384

		TOTAL FURNITURE AND FIXTURES	733,744

FURNITURE AND HOMEFURNISHINGS STORES - 0.86%
3,525	*	Bell Microproducts, Inc	33,135
2,575	*	Brookstone, Inc	48,616
2,748	*	Cost Plus, Inc	68,535
1,452	*	Design Within Reach, Inc	26,281
1,457	*	Electronics Boutique Holdings Corp	92,505
5,522	*	GameStop Corp (Class B)	165,108
3,235	*	Guitar Center, Inc	188,827
2,400		Haverty Furniture Cos, Inc	35,472
1,500		Knoll, Inc	25,665
5,636	*	Linens 'n Things, Inc	133,348
3,100		Movie Gallery, Inc	81,933
10,533		Pier 1 Imports, Inc	149,463
3,600	*	Restoration Hardware, Inc	29,448
4,500	*	The Bombay Co, Inc	25,650
2,647	*	Trans World Entertainment Corp	31,314
3,215		Tuesday Morning Corp	101,337

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	1,236,637

GENERAL BUILDING CONTRACTORS - 0.55%
649	*	Avatar Holdings, Inc	32,625
1,855		Brookfield Homes Corp	84,588
600	*	Comstock Homebuilding Cos, Inc	14,532
1,925		Levitt Corp (Class A)	57,596
1,500		M/I Homes, Inc	81,150
2,500		McGrath RentCorp	59,250
1,180	*	Palm Harbor Homes, Inc	22,219
2,350	*	Perini Corp	38,587
1,816		Technical Olympic U.S.A., Inc	44,092
4,495		Walter Industries, Inc	180,699
4,183	*	WCI Communities, Inc	133,981
350	*	William Lyon Homes, Inc	33,954

		TOTAL GENERAL BUILDING CONTRACTORS	783,273

GENERAL MERCHANDISE STORES - 0.53%
5,739	*	99 Cents Only Stores	72,943
13,973	*	Big Lots, Inc	185,003
588		Bon-Ton Stores, Inc	11,378
3,746	*	Cabela's, Inc	80,015
6,200		Casey's General Stores, Inc	122,884
922	*	Conn's, Inc	22,561
4,797		Fred's, Inc	79,534
1,848	*	Retail Ventures, Inc	25,207
3,800	*	ShopKo Stores, Inc	92,378
2,990		Stein Mart, Inc	65,780

		TOTAL GENERAL MERCHANDISE STORES	757,683

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

HEALTH SERVICES - 2.17%
1,500	*	Alliance Imaging, Inc	$15,690
3,708	*	Allied Healthcare International, Inc	26,253
1,814	*	Amedisys, Inc	66,719
1,465	*	America Service Group, Inc	23,220
971	*	American Dental Partners, Inc	23,702
4,035	*	American Healthways, Inc	170,559
3,368	*	American Retirement Corp	49,240
3,700	*	Amsurg Corp	102,453
5,981	*	Apria Healthcare Group, Inc	207,182
13,352	*	Beverly Enterprises, Inc	170,104
1,003	*	Bio-Reference Labs, Inc	13,922
850	*	Corvel Corp	21,352
3,922	*	Cross Country Healthcare, Inc	66,674
3,210	*	Enzo Biochem, Inc	57,555
5,591	*	Enzon, Inc	36,230
2,594	*	Genesis HealthCare Corp	120,050
3,100	*	Gentiva Health Services, Inc	55,366
7,900		Hooper Holmes, Inc	32,785
1,281	*	Horizon Health Corp	29,963
16,241	*	Human Genome Sciences, Inc	188,071
3,500	*	Kindred Healthcare, Inc	138,635
2,475		LCA-Vision, Inc	119,939
3,423	*	Magellan Health Services, Inc	120,866
1,950	*	Matria Healthcare, Inc	62,849
767	*	Medcath Corp	21,315
900		National Healthcare Corp	31,779
10,340	*	Nektar Therapeutics	174,126
5,629	*	OCA, Inc	10,583
4,400	*	Odyssey HealthCare, Inc	63,448
2,400		Option Care, Inc	33,840
5,248	*	PainCare Holdings, Inc	22,724
2,865	*	Pediatrix Medical Group, Inc	210,692
2,497	*	Psychiatric Solutions, Inc	121,629
1,349	*	Radiation Therapy Services, Inc	35,816
2,000	*	RehabCare Group, Inc	53,460
1,100	*	Specialty Laboratories, Inc	9,251
1,724	*	Stereotaxis, Inc	13,844
2,000	*	Sunrise Senior Living, Inc	107,960
2,108	*	Symbion, Inc	50,276
1,446	*	U.S. Physical Therapy, Inc	27,734
3,531	*	United Surgical Partners International, Inc	183,894
1,246	*	VistaCare, Inc (Class A)	23,014

		TOTAL HEALTH SERVICES	3,114,764

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.08%
4,168		Granite Construction, Inc	117,121

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	117,121

HOLDING AND OTHER INVESTMENT OFFICES - 6.96%
1,800	*	4Kids Entertainment, Inc	35,784
4,900		Aames Investment Corp	47,628
3,241		Acadia Realty Trust	60,445
2,999		Affordable Residential Communities	40,037

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

932		Agree Realty Corp	28,193
213	*	Alexander's, Inc	52,984
2,660		Alexandria Real Estate Equities, Inc	195,377
1,500		American Campus Communities, Inc	34,020
4,330		American Home Mortgage Investment Corp	151,377
3,300		AMLI Residential Properties Trust	103,158
6,574		Anthracite Capital, Inc	77,902
5,900		Anworth Mortgage Asset Corp	58,056
7,717		Apollo Investment Corp	142,224
1,530		Arbor Realty Trust, Inc	43,911
4,004		Ashford Hospitality Trust, Inc	43,243
1,800		Bedford Property Investors	41,436
2,200		Bimini Mortgage Management, Inc (Class A)	31,020
3,900		BioMed Realty Trust, Inc	93,015
2,138	*	Boykin Lodging Co	28,649
6,800		Brandywine Realty Trust	208,420
4,810		Capital Automotive REIT	183,598
3,032		Capital Lease Funding, Inc	32,897
353		Capital Southwest Corp	31,654
1,502		Capital Trust, Inc	50,182
2,754		Cedar Shopping Centers, Inc	40,622
900		Cherokee, Inc	31,158
4,819		Colonial Properties Trust	212,036
6,541		Commercial Net Lease Realty, Inc	133,894
4,160		Corporate Office Properties Trust	122,512
1,300		Correctional Properties Trust	36,790
4,769		Cousins Properties, Inc	141,067
1,899	*	Criimi MAE, Inc	41,493
3,900		CRT Properties, Inc	106,470
2,997		Diamondrock Hospitality Co	33,866
2,545		Digital Realty Trust, Inc	44,232
2,600		Eastgroup Properties, Inc	109,486
7,000		ECC Capital Corp	46,620
2,700		Education Realty Trust, Inc	49,410
400	*	Enstar Group, Inc	27,112
3,200		Entertainment Properties Trust	147,200
6,700		Equity Inns, Inc	89,110
2,429		Equity Lifestyle Properties, Inc	96,577
4,500		Equity One, Inc	102,150
3,792		Extra Space Storage, Inc	54,339
6,490	*	FelCor Lodging Trust, Inc	93,975
6,100		Fieldstone Investment Corp	87,840
5,200		First Industrial Realty Trust, Inc	207,480
2,003		First Potomac Realty Trust	49,674
3,800		Gables Residential Trust	164,274
2,200		Getty Realty Corp	60,940
1,200		Gladstone Capital Corp	28,080
3,899		Glenborough Realty Trust, Inc	80,280
4,400		Glimcher Realty Trust	122,100
3,600		GMH Communities Trust	49,860
2,647		Government Properties Trust, Inc	25,729
1,600		Gramercy Capital Corp	39,136
2,076		Harris & Harris Group, Inc	24,725
3,400		Heritage Property Investment Trust	119,068
4,880		Highland Hospitality Corp	50,996
6,700		Highwoods Properties, Inc	199,392
4,164		Home Properties, Inc	179,135

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES		VALUE

6,871	HomeBanc Corp	$62,457
9,303	IMPAC Mortgage Holdings, Inc	173,501
8,261	Inland Real Estate Corp	132,837
5,108	Innkeepers U.S.A. Trust	76,314
5,300	Investors Real Estate Trust	51,198
3,595	Kilroy Realty Corp	170,727
2,300	Kite Realty Group Trust	34,500
3,700	LaSalle Hotel Properties	121,397
6,000	Lexington Corporate Properties Trust	145,860
2,626	LTC Properties, Inc	54,358
4,493		Luminent Mortgage Capital, Inc	48,479
4,223		Maguire Properties, Inc	119,680
10,800	*	Meristar Hospitality Corp	92,880
10,100		MFA Mortgage Investments, Inc	75,245
2,200		Mid-America Apartment Communities, Inc	99,924
2,000		MortgageIT Holdings, Inc	36,500
3,007		National Health Investors, Inc	84,406
877		National Health Realty, Inc	16,321
8,300		Nationwide Health Properties, Inc	195,963
5,300		Newcastle Investment Corp	159,795
2,333		NorthStar Realty Finance Corp	24,473
3,439		Novastar Financial, Inc	134,637
6,248		Omega Healthcare Investors, Inc	80,349
934		One Liberty Properties, Inc	19,343
1,933		Origen Financial, Inc	14,304
1,800		Parkway Properties, Inc	90,018
4,420		Pennsylvania Real Estate Investment Trust	209,950
5,100		Post Properties, Inc	184,161
5,564		Prentiss Properties Trust	202,752
2,000		PS Business Parks, Inc	88,900
3,200		RAIT Investment Trust	95,840
1,700		Ramco-Gershenson Properties	49,776
2,396		Redwood Trust, Inc	123,634
1,063	*	Rockville Financial, Inc	12,990
1,500		Saul Centers, Inc	54,525
6,200		Saxon Capital, Inc	105,834
7,200		Senior Housing Properties Trust	136,152
2,251		Sizeler Property Investors	29,713
2,000		Sovran Self Storage, Inc	90,920
8,200		Spirit Finance Corp	96,350
3,661		Strategic Hotel Capital, Inc	65,898
2,000		Sun Communities, Inc	74,380
3,000		Sunstone Hotel Investors, Inc	72,780
3,364		Tanger Factory Outlet Centers, Inc	90,593
1,300	*	Tarragon Realty Investors, Inc	32,825
6,300		Taubman Centers, Inc	214,767
2,100		Town & Country Trust	59,871
7,218		Trustreet Properties, Inc	119,891
1,500		Universal Health Realty Income Trust	57,165
2,600		Urstadt Biddle Properties, Inc (Class A)	45,032
3,500		U-Store-It Trust	66,675
5,200		Washington Real Estate Investment Trust	162,240
3,171		Winston Hotels, Inc	35,705

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	9,958,823

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

HOTELS AND OTHER LODGING PLACES - 0.75%
2,800		Ameristar Casinos, Inc	$73,052
4,446	*	Aztar Corp	152,276
2,545	*	Bluegreen Corp	44,308
4,921	*	Gaylord Entertainment Co	228,777
3,100	*	Great Wolf Resorts, Inc	63,364
1,817	*	Isle of Capri Casinos, Inc	47,605
22,833	*	La Quinta Corp	213,032
2,500		Marcus Corp	53,050
1,126	*	Monarch Casino & Resort, Inc	24,817
2,800	*	MTR Gaming Group, Inc	32,592
705	*	Outdoor Channel Holdings, Inc	9,701
1,034	*	Riviera Holdings Corp	23,420
3,790	*	Vail Resorts, Inc	106,499

		TOTAL HOTELS AND OTHER LODGING PLACES	1,072,493

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.62%
1,100	*	Aaon, Inc	19,569
3,300	*	Actuant Corp	158,202
7,942	*	Advanced Digital Information Corp	60,359
11,155	*	AGCO Corp	213,284
749		Alamo Group, Inc	13,984
3,398		Albany International Corp (Class A)	109,110
1,879	*	Astec Industries, Inc	43,574
1,000	*	ASV, Inc	40,540
6,277	*	Asyst Technologies, Inc	27,995
12,388	*	Axcelis Technologies, Inc	84,982
2,034		Black Box Corp	72,004
3,629	*	Blount International, Inc	60,568
6,346		Briggs & Stratton Corp	219,699
32,510	*	Brocade Communications Systems, Inc	126,139
5,497	*	Brooks Automation, Inc	81,630
2,463		Bucyrus International, Inc (Class A)	93,545
1,445		Cascade Corp	62,496
10,411	*	Cirrus Logic, Inc	55,282
2,626		Curtiss-Wright Corp	141,673
5,260	*	Dot Hill Systems Corp	27,562
787	*	Dril-Quip, Inc	22,831
10,306	*	Emulex Corp	188,188
5,026		Engineered Support Systems, Inc	180,082
2,534	*	EnPro Industries, Inc	73,157
7,351	*	Entegris, Inc	72,775
14,875	*	Extreme Networks, Inc	60,988
1,534	*	Fargo Electronics, Inc	30,665
1,535	*	Flanders Corp	13,815
6,800	*	Flowserve Corp	205,768
3,100	*	Gardner Denver, Inc	108,748
31,395	*	Gateway, Inc	103,604
824	*	Gehl Co	32,087
800	*	General Binding Corp	17,536
2,869	*	Global Imaging Systems, Inc	91,406
1,150		Gorman-Rupp Co	24,622
2,299	*	Hydril	124,951
2,440	*	Intevac, Inc	25,547
1,700	*	Kadant, Inc	37,281
3,500		Kaydon Corp	97,475
4,600		Kennametal, Inc	210,910

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

3,582	*	Komag, Inc	$101,621
6,204	*	Kulicke & Soffa Industries, Inc	49,074
6,043		Lennox International, Inc	127,930
1,400		Lindsay Manufacturing Co	33,012
1,800		Lufkin Industries, Inc	64,764
3,692		Manitowoc Co, Inc	151,446
30,817	*	Maxtor Corp	160,248
362	*	Mestek, Inc	9,227
4,688	*	Micros Systems, Inc	209,788
618		Middleby Corp	32,667
2,796	*	Mikohn Gaming Corp	41,171
4,270		Modine Manufacturing Co	139,031
600		Nacco Industries, Inc (Class A)	64,332
3,872	*	Netgear, Inc	72,019
2,303		NN, Inc	29,202
3,322		Nordson Corp	113,878
4,979	*	Oil States International, Inc	125,321
5,328	*	PalmOne, Inc	158,615
489	*	PAR Technology Corp	15,648
4,243	*	Paxar Corp	75,313
3,039	*	ProQuest Co	99,649
22,428	*	Quantum Corp	66,611
1,156	*	Rimage Corp	24,542
1,300		Robbins & Myers, Inc	27,963
1,195		Sauer-Danfoss, Inc	21,235
9,952	*	Scansoft, Inc	37,619
1,600	*	Scansource, Inc	68,704
1,454		Schawk, Inc	36,350
1,969	*	Semitool, Inc	18,784
1,433		Standex International Corp	40,712
3,547		Stewart & Stevenson Services, Inc	80,375
9,800	b*	Surebeam Corp (Class A)	49
2,039		Tecumseh Products Co (Class A)	55,950
1,010		Tennant Co	35,764
1,816		Thomas Industries, Inc	72,567
1,560	*	TurboChef Technologies, Inc	27,955
2,900	*	Ultratech, Inc	53,070
6,230	*	UNOVA, Inc	165,905
3,021	*	VeriFone Holdings, Inc	49,091
2,800		Watsco, Inc	119,280
1,200		Woodward Governor Co	100,836
5,174		York International Corp	196,612

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,608,563

INSTRUMENTS AND RELATED PRODUCTS - 5.63%
2,163	*	Abaxis, Inc	23,533
2,293	*	Abiomed, Inc	19,605
1,280	*	ADE Corp	35,904
2,610	*	Advanced Neuromodulation Systems, Inc	103,565
7,488	*	Align Technology, Inc	55,187
8,456	*	American Medical Systems Holdings, Inc	174,616
994	*	American Science & Engineering, Inc	44,094
1,659		Analogic Corp	83,481
2,361	*	Anaren Microwave, Inc	31,047

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

200	*	Angiodynamics, Inc	$4,348
1,496	*	Animas Corp	30,144
1,058	*	ARGON ST Inc	37,559
2,471		Arrow International, Inc	78,825
2,992	*	Arthrocare Corp	104,540
1,977	*	Aspect Medical Systems, Inc	58,796
2,337	*	August Technology Corp	27,226
682		Badger Meter Inc	28,167
1,354		BEI Technologies, Inc	36,125
2,189	*	Bio-Rad Laboratories, Inc (Class A)	129,611
2,055	*	Biosite, Inc	113,004
4,373	*	Bruker BioSciences Corp	17,448
3,343	*	Caliper Life Sciences, Inc	18,721
2,700	*	Candela Corp	28,215
1,373	*	Cantel Medical Corp	22,462
5,135	*	Cepheid, Inc	37,691
1,724		CNS, Inc	39,393
3,816	*	Coherent, Inc	137,414
2,600		Cohu, Inc	52,130
3,758	*	Conmed Corp	115,634
10,985	*	Credence Systems Corp	99,414
2,100	*	Cuno, Inc	150,024
2,590	*	Cyberonics, Inc	112,380
1,500		Datascope Corp	50,025
575	*	DexCom, Inc	7,182
2,452	*	Dionex Corp	106,932
2,641	*	DJ Orthopedics, Inc	72,443
3,329		DRS Technologies, Inc	170,711
1,900		EDO Corp	56,829
4,426	*	Encore Medical Corp	24,564
1,600	*	ESCO Technologies, Inc	161,280
3,193	*	Esterline Technologies Corp	127,975
1,450	*	Excel Technology, Inc	35,235
1,451	*	Faro Technologies, Inc	39,554
2,921	*	FEI Co	66,628
3,989	*	Formfactor, Inc	105,389
5,887	*	Fossil, Inc	133,635
1,689	*	Foxhollow Technologies, Inc	64,638
3,156	*	Haemonetics Corp	128,260
4,123	*	HealthTronics, Inc	53,558
1,400	*	Herley Industries, Inc	25,536
2,700	*	Hologic, Inc	107,325
1,682	*	ICU Medical, Inc	54,110
2,451	*	I-Flow Corp	40,785
2,794	*	II-VI, Inc	51,382
4,372	*	Illumina, Inc	52,770
8,602	*	Input/Output, Inc	54,021
2,491	*	Integra LifeSciences Holding	72,737
3,435	*	Intermagnetics General Corp	105,661
1,579	*	Intralase Corp	30,980
4,301	*	Intuitive Surgical, Inc	200,599
3,688		Invacare Corp	163,600
2,940	*	Ionatron, Inc	25,255
2,000	*	IRIS International, Inc	35,600
1,448	*	Ista Pharmaceuticals, Inc	12,047
2,939	*	Itron, Inc	131,314
3,997	*	Ixia	77,702
1,500		Keithley Instruments, Inc	23,115

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,171	*	Kensey Nash Corp	$35,411
9,005	*	Kopin Corp	45,926
3,540	*	Kyphon, Inc	123,157
1,229	*	LaBarge, Inc	22,306
2,400	*	Laserscope	99,456
1,498	*	LeCroy Corp	20,598
9,195	*	Lexar Media, Inc	45,147
7,412	*	LTX Corp	36,764
1,351	*	Measurement Specialties, Inc	31,357
4,093		Mentor Corp	169,778
3,246	*	Merit Medical Systems, Inc	50,021
1,400	*	Micro Therapeutics, Inc	5,572
3,525		Mine Safety Appliances Co	162,855
4,103	*	MKS Instruments, Inc	69,300
1,950	*	Molecular Devices Corp	42,179
2,233		Movado Group, Inc	42,159
2,497		MTS Systems Corp	83,849
6,093	*	Nanogen, Inc	23,397
693	*	Neurometrix, Inc	13,881
5,283	*	Newport Corp	73,222
1,860	*	NuVasive, Inc	30,913
2,861		Oakley, Inc	48,723
1,000	*	OccuLogix, Inc	8,390
2,051	*	Palomar Medical Technologies, Inc	49,060
2,100	*	Photon Dynamics, Inc	43,281
8,500	*	Pinnacle Systems, Inc	46,750
3,473		PolyMedica Corp	123,847
1,920	*	Rofin-Sinar Technologies, Inc	62,976
1,500	*	Rudolph Technologies, Inc	21,495
4,280	*	Sirf Technology Holdings, Inc	75,670
1,241	*	Somanetics Corp	27,885
2,953	*	Sonic Solutions, Inc	54,926
1,900	*	SonoSite, Inc	58,976
3,900	*	Star Scientific, Inc	17,433
8,711		Steris Corp	224,482
4,955	*	Sybron Dental Specialties, Inc	186,407
1,000	*	Symmetry Medical, Inc	23,540
4,029	*	Teledyne Technologies, Inc	131,265
5,270	*	Thermogenesis	22,925
5,900	*	Thoratec Corp	90,506
3,649	*	TriPath Imaging, Inc	31,235
1,300		United Industrial Corp	46,462
4,407	*	Varian, Inc	166,540
3,200	*	Veeco Instruments, Inc	52,096
3,757	*	Ventana Medical Systems, Inc	151,144
3,799	*	Viasys Healthcare, Inc	85,819
4,030	*	Viisage Technology, Inc	18,054
1,492	*	Vital Images, Inc	26,781
700		Vital Signs, Inc	30,324
700	*	Vnus Medical Technologies, Inc	8,421
3,436	*	Wright Medical Group, Inc	91,741
2,500		X-Rite, Inc	28,775
600		Young Innovations, Inc	22,398
1,200	*	Zoll Medical Corp	30,540

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,055,795

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.36%
2,200		Clark, Inc	$31,526
2,829		Crawford & Co (Class B)	20,991
3,860		Hilb, Rogal & Hamilton Co	132,784
2,065	*	LabOne, Inc	82,208
4,425		National Financial Partners Corp	173,195
5,480	*	USI Holdings Corp	70,582

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	511,286

INSURANCE CARRIERS - 2.41%
3,776		21st Century Insurance Group	56,036
1,000		Affirmative Insurance Holdings, Inc	15,850
4,200		Alfa Corp	61,824
4,000		American Equity Investment Life Holding Co	47,520
1,043	*	American Physicians Capital, Inc	38,747
3,365	*	Argonaut Group, Inc	77,698
1,000		Baldwin & Lyons, Inc (Class B)	24,100
1,995		Bristol West Holdings, Inc	36,509
5,200	*	Centene Corp	174,616
3,852	*	Ceres Group, Inc	23,420
3,508	*	Citizens, Inc	21,399
1,900	*	CNA Surety Corp	28,215
13,263	*	Danielson Holdings Corp	161,411
3,325		Delphi Financial Group, Inc (Class A)	146,799
1,993		Direct General Corp	37,090
1,066		Donegal Group, Inc	21,277
689		EMC Insurance Group, Inc	12,457
1,600		FBL Financial Group, Inc (Class A)	44,176
2,808		First Acceptance Corp	26,564
1,081	*	FPIC Insurance Group, Inc	31,706
902		Great American Financial Resources, Inc	17,869
1,633		Harleysville Group, Inc	34,113
2,600	*	HealthExtras, Inc	52,182
5,300		Horace Mann Educators Corp	99,746
727		Independence Holding Co	12,831
2,580		Infinity Property & Casualty Corp	89,990
500		Kansas City Life Insurance Co	24,025
2,568	*	KMG America Corp	25,526
2,246		Landamerica Financial Group, Inc	133,345
1,256		Midland Co	44,199
1,288	*	Molina Healthcare, Inc	57,007
500	*	National Interstate Corp	10,035
300	*	National Western Life Insurance Co (Class A)	58,167
999	*	Navigators Group, Inc	34,535
1,280		Odyssey Re Holdings Corp	31,590
7,700		Ohio Casualty Corp	186,186
11,824		Phoenix Cos, Inc	140,706
3,900	*	PMA Capital Corp (Class A)	34,437
2,700		Presidential Life Corp	46,197
3,308	*	ProAssurance Corp	138,142
2,800		RLI Corp	124,880
1,416		Safety Insurance Group, Inc	47,804
982	*	SeaBright Insurance Holdings, Inc	11,224
3,502		Selective Insurance Group, Inc	173,524
1,700		State Auto Financial Corp	52,768
2,161		Stewart Information Services Corp	90,762

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,900		Tower Group, Inc	$29,697
1,200	*	Triad Guaranty, Inc	60,468
4,503		UICI	134,054
1,930		United Fire & Casualty Co	85,731
3,300	*	Universal American Financial Corp	74,646
2,234	*	WellCare Health Plans, Inc	79,329
1,857		Zenith National Insurance Corp	126,016

		TOTAL INSURANCE CARRIERS	3,449,145

JUSTICE, PUBLIC ORDER AND SAFETY - 0.15%
4,882	*	Corrections Corp of America	191,618
1,073	*	Geo Group, Inc	26,879

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	218,497

LEATHER AND LEATHER PRODUCTS - 0.28%
2,230		Brown Shoe Co, Inc	87,305
2,672	*	Genesco, Inc	99,104
1,476	*	Steven Madden Ltd	26,214
800		Weyco Group, Inc	15,764
7,393		Wolverine World Wide, Inc	177,506

		TOTAL LEATHER AND LEATHER PRODUCTS	405,893

LEGAL SERVICES - 0.11%
5,307	*	FTI Consulting, Inc	110,916
1,216		Pre-Paid Legal Services, Inc	54,294

		TOTAL LEGAL SERVICES	165,210

LUMBER AND WOOD PRODUCTS - 0.21%
1,300		American Woodmark Corp	39,013
9,500	*	Champion Enterprises, Inc	94,430
1,219		Deltic Timber Corp	46,359
900		Skyline Corp	35,937
2,000		Universal Forest Products, Inc	82,900

		TOTAL LUMBER AND WOOD PRODUCTS	298,639

METAL MINING - 0.29%
2,700		Cleveland-Cliffs, Inc	155,952
29,640	*	Coeur D'alene Mines Corp	107,593
14,611	*	Hecla Mining Co	66,626
2,200		Royal Gold, Inc	44,264
5,275	*	Stillwater Mining Co	39,141

		TOTAL METAL MINING	413,576

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.80%
3,542		Blyth, Inc	99,353
9,197		Callaway Golf Co	141,910

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

1,484		Charles & Colvard Ltd	$36,432
1,727		Daktronics, Inc	34,557
827		Escalade, Inc	11,437
10,860	*	Identix, Inc	54,626
3,354	*	Jakks Pacific, Inc	64,430
5,789	*	K2, Inc	73,405
3,975	*	Leapfrog Enterprises, Inc	44,918
1,750		Marine Products Corp	25,463
4,050		Nautilus, Inc	115,425
2,143	*	RC2 Corp	80,513
1,282		Russ Berrie & Co, Inc	16,422
4,480	*	Shuffle Master, Inc	125,574
989	*	Steinway Musical Instruments, Inc	29,037
5,823		Yankee Candle Co, Inc	186,918

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,140,420

MISCELLANEOUS RETAIL - 1.33%
3,026	*	1-800-Flowers.com, Inc (Class A)	21,303
1,700	*	AC Moore Arts & Crafts, Inc	53,737
3,915	*	Alloy, Inc	20,123
2,473		Big 5 Sporting Goods Corp	70,184
1,000		Blair Corp	39,500
1,802	*	Blue Nile, Inc	58,907
1,100	*	Build-A-Bear Workshop, Inc	25,795
3,454		Cash America International, Inc	69,494
4,377	*	Coldwater Creek, Inc	109,031
8,306	*	Drugstore.com, Inc	34,636
50	b,v*	FAO, Inc	-
3,764	*	GSI Commerce, Inc	63,047
2,871	*	Hibbett Sporting Goods, Inc	108,639
2,400	*	Jill (J.) Group, Inc	33,000
3,756		Longs Drug Stores Corp	161,696
4,914	*	NeighborCare, Inc	162,997
2,698	*	Nutri/System, Inc	39,822
1,500	*	Overstock.com, Inc	53,400
1,300	*	Party City Corp	15,600
7,111	*	Petco Animal Supplies, Inc	208,495
2,993	*	Priceline.com, Inc	69,827
1,400	*	Sharper Image Corp	17,822
3,090	*	Sports Authority, Inc	98,262
2,300	*	Stamps.com, Inc	43,125
1,300	*	Systemax, Inc	8,736
3,330	*	Valuevision International, Inc (Class A)	39,993
2,782		World Fuel Services Corp	65,127
6,276	*	Zale Corp	198,886
378	*	Zumiez, Inc	11,019

		TOTAL MISCELLANEOUS RETAIL	1,902,203

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

MOTION PICTURES - 0.31%
23,557		Blockbuster, Inc (Class A)	$214,840
1,490		Carmike Cinemas, Inc	45,713
6,142	*	Macrovision Corp	138,441
6,600	*	Time Warner Telecom, Inc (Class A)	39,072
703	*	WPT Enterprises, Inc	13,701

		TOTAL MOTION PICTURES	451,767

NONDEPOSITORY INSTITUTIONS - 0.94%
2,128	*	Accredited Home Lenders Holding Co	93,632
8,300		Advance America Cash Advance Centers, Inc	132,800
2,312		Advanta Corp (Class B)	65,106
2,900		Ares Capital Corp	51,707
1,151		Asta Funding, Inc	31,975
1,774		Beverly Hills Bancorp, Inc	19,425
5,383		CharterMac	118,211
1,791	*	Collegiate Funding Services LLC	26,113
2,724	*	CompuCredit Corp	93,379
1,246	*	Credit Acceptance Corp	18,553
1,312		Delta Financial Corp	12,477
10,484		Doral Financial Corp	173,405
1,700	b*	DVI, Inc	7
6,681	*	E-Loan, Inc	22,315
1,816	*	Encore Capital Group, Inc	30,872
1,320		Federal Agricultural Mortgage Corp (Class C)	29,106
2,138		Financial Federal Corp	82,612
1,392	*	First Cash Financial Services, Inc	29,747
5,758		MCG Capital Corp	98,347
7,077	*	Metris Cos, Inc	102,333
2,196		NGP Capital Resources Co	32,786
700	*	United PanAm Financial Corp	19,187
2,300	*	World Acceptance Corp	69,115

		TOTAL NONDEPOSITORY INSTITUTIONS	1,353,210

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
2,649		Amcol International Corp	49,775
2,431		Compass Minerals International, Inc	56,885

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	106,660

OIL AND GAS EXTRACTION - 3.71%
359	*	Atlas America, Inc	13,351
2,213	*	ATP Oil & Gas Corp	51,784
1,583	*	Atwood Oceanics, Inc	97,449
2,243		Berry Petroleum Co (Class A)	118,610
1,600	*	Bill Barrett Corp	47,328
1,641	*	Bois d'Arc Energy, Inc	24,205
2,806	*	Brigham Exploration Co	25,619
6,150		Cabot Oil & Gas Corp (Class A)	213,405
4,800	*	Cal Dive International, Inc	251,376
1,465	*	Callon Petroleum Co	21,653

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,288	*	Carrizo Oil & Gas, Inc	$39,033
6,060	*	Cheniere Energy, Inc	188,466
10,118	*	Cimarex Energy Co	393,691
700	*	Clayton Williams Energy, Inc	20,993
5,100	*	Comstock Resources, Inc	128,979
3,727	*	Delta Petroleum Corp	52,625
1,945	*	Edge Petroleum Corp	30,381
4,051	*	Encore Acquisition Co	166,091
6,849	*	Endeavour International Corp	24,862
4,067	*	Energy Partners Ltd	106,596
4,259	*	FX Energy, Inc	46,977
7,795	*	Gasco Energy, Inc	28,842
10,200	*	Global Industries Ltd	86,700
1,246	*	Goodrich Petroleum Corp	25,643
23,400	*	Grey Wolf, Inc	173,394
9,614	*	Hanover Compressor Co	110,657
4,461	*	Harvest Natural Resources, Inc	48,759
3,521	*	Houston Exploration Co	186,789
6,059	*	KCS Energy, Inc	105,245
2,500	*	McMoRan Exploration Co	48,775
10,528	*	Meridian Resource Corp	50,324
5,089	*	Mission Resources Corp	41,068
10,500	*	Newpark Resources, Inc	78,750
3,200	*	Oceaneering International, Inc	123,680
3,789	*	Parallel Petroleum Corp	33,533
11,700	*	Parker Drilling Co	82,017
800	v*	PetroCorp (Escrow)	-
2,889	*	PetroHawk Energy Corp	31,201
2,000	*	Petroleum Development Corp	63,700
4,962	*	PetroQuest Energy, Inc	32,600
2,397	*	Pioneer Drilling Co	36,578
2,800	*	Remington Oil & Gas Corp	99,960
1,750		RPC, Inc	29,610
2,130	*	Seacor Smit, Inc	136,959
3,162	*	Spinnaker Exploration Co	112,219
7,100		St. Mary Land & Exploration Co	205,758
2,921	*	Stone Energy Corp	142,837
9,560	*	Superior Energy Services, Inc	170,168
3,600	*	Swift Energy Co	128,952
4,750	*	Syntroleum Corp	48,735
2,800	*	Tetra Technologies, Inc	89,180
2,204	*	Tipperary Corp	13,775
5,870	*	Todco	150,683
1,731	*	Toreador Resources Corp	42,046
4,461	*	Transmontaigne, Inc	46,841
2,713	*	Tri-Valley Corp	37,792
4,229	*	Veritas DGC, Inc	117,312
1,700		W&T Offshore, Inc	40,919
2,400	*	Warren Resources, Inc	25,080
3,400	*	W-H Energy Services, Inc	84,762
3,671	*	Whiting Petroleum Corp	133,294

		TOTAL OIL AND GAS EXTRACTION	5,308,611

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

PAPER AND ALLIED PRODUCTS - 0.81%
6,818		Bowater, Inc	220,699
3,560	*	Buckeye Technologies, Inc	28,373
3,446	*	Caraustar Industries, Inc	36,183
2,422		Chesapeake Corp	50,717
5,324		Glatfelter	66,017
8,265	*	Graphic Packaging Corp	30,167
1,869		Greif, Inc (Class A)	114,196
6,403		Longview Fibre Co	131,582
3,483	*	Mercer International, Inc	25,391
1,724		Neenah Paper, Inc	53,392
4,641	*	Playtex Products, Inc	49,937
3,645		Potlatch Corp	190,743
3,600		Rock-Tenn Co (Class A)	45,540
1,800		Schweitzer-Mauduit International, Inc	56,034
5,700		Wausau-Mosinee Paper Corp	68,286

		TOTAL PAPER AND ALLIED PRODUCTS	1,167,257

PERSONAL SERVICES - 0.39%
1,100		Angelica Corp	26,961
3,091	*	Coinstar, Inc	70,135
2,340		G & K Services, Inc (Class A)	88,288
4,700		Jackson Hewitt Tax Service, Inc	111,108
5,554		Regis Corp	217,050
1,200		Unifirst Corp	48,648

		TOTAL PERSONAL SERVICES	562,190

PETROLEUM AND COAL PRODUCTS - 0.48%
2,500		ElkCorp	71,375
6,734		Frontier Oil Corp	197,643
1,631	*	Giant Industries, Inc	58,716
5,100	*	Headwaters, Inc	175,338
2,722		Holly Corp	127,036
2,100		WD-40 Co	58,653

		TOTAL PETROLEUM AND COAL PRODUCTS	688,761

PRIMARY METAL INDUSTRIES - 1.75%
13,600	*	AK Steel Holding Corp	87,176
3,745	*	Aleris International, Inc	84,450
5,857		Belden CDT, Inc	124,168
2,400	*	Brush Engineered Materials, Inc	34,224
3,000		Carpenter Technology Corp	155,400
2,778	*	Century Aluminum Co	56,671
6,713	*	CommScope, Inc	116,873
1,900	*	Encore Wire Corp	22,021
4,900	*	General Cable Corp	72,667
2,896		Gibraltar Industries, Inc	53,692
3,700	*	Lone Star Technologies, Inc	168,350
4,074		Matthews International Corp (Class A)	158,723
5,358	*	Maverick Tube Corp	159,668
4,500		Mueller Industries, Inc	121,950

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

2,704	*	NS Group, Inc	$87,907
4,497	*	Oregon Steel Mills, Inc	77,393
3,144		Quanex Corp	166,663
1,352		Roanoke Electric Steel Corp	22,335
2,700	*	RTI International Metals, Inc	84,807
2,599		Schnitzer Steel Industries, Inc (Class A)	61,596
4,824		Steel Dynamics, Inc	126,630
1,249		Steel Technologies, Inc	21,108
2,083	*	Superior Essex, Inc	36,890
2,786		Texas Industries, Inc	156,657
819	*	Titanium Metals Corp	46,511
3,378		Tredegar Corp	52,697
1,102	*	Wheeling-Pittsburgh Corp	16,949
8,518		Worthington Industries, Inc	134,584

		TOTAL PRIMARY METAL INDUSTRIES	2,508,760

PRINTING AND PUBLISHING - 1.28%
3,100		Banta Corp	140,616
4,300		Bowne & Co, Inc	62,178
5,968	*	Cenveo, Inc	45,118
1,400	*	Consolidated Graphics, Inc	57,078
1,175		Courier Corp	45,132
806		CSS Industries, Inc	27,275
3,100		Ennis, Inc	56,172
3,500		Harland (John H.) Co	133,000
7,145		Hollinger International, Inc	71,521
3,397		Journal Communications, Inc	57,070
5,371	*	Journal Register Co	94,046
2,734	*	Martha Stewart Living Omnimedia, Inc (Class A)	79,778
2,542		Media General, Inc (Class A)	164,620
2,300	*	Playboy Enterprises, Inc (Class B)	29,762
3,547	*	Presstek, Inc	40,152
17,927	*	Primedia, Inc	72,604
12,354		Reader's Digest Association, Inc (Class A)	203,841
4,032	*	Scholastic Corp	155,434
2,089		Standard Register Co	33,027
1,288		Thomas Nelson, Inc	28,027
6,280	*	Valassis Communications, Inc	232,674

		TOTAL PRINTING AND PUBLISHING	1,829,125

RAILROAD TRANSPORTATION - 0.32%
3,899		Florida East Coast Industries	168,827
2,745	*	Genesee & Wyoming, Inc (Class A)	74,691
10,354	*	Kansas City Southern Industries, Inc	208,944

		TOTAL RAILROAD TRANSPORTATION	452,462

REAL ESTATE - 0.41%
5,116	*	Alderwoods Group, Inc	73,517
953	*	California Coastal Communities, Inc	32,755
700		Consolidated-Tomoka Land Co	60,200
700	*	HouseValues, Inc	12,656

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,300	*	Jones Lang LaSalle, Inc	$190,189
400		Orleans Homebuilders, Inc	9,384
13,277		Stewart Enterprises, Inc (Class A)	86,832
4,300	*	Trammell Crow Co	104,232
351	*	United Capital Corp	9,108
600	*	ZipRealty, Inc	7,704

		TOTAL REAL ESTATE	586,577

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.63%
1,975	*	Applied Films Corp	50,560
7,835		Cooper Tire & Rubber Co	145,496
1,245	*	Deckers Outdoor Corp	30,627
3,636	*	Jarden Corp	196,053
4,000		Schulman (A.), Inc	71,560
2,500	*	Skechers U.S.A., Inc (Class A)	35,650
3,822		Spartech Corp	68,032
1,584		Titan International, Inc	22,144
1,247	*	Trex Co, Inc	32,048
6,548		Tupperware Corp	153,027
3,646		West Pharmaceutical Services, Inc	102,270

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	907,467

SECURITY AND COMMODITY BROKERS - 0.85%
3,592	*	Archipelago Holdings, Inc	140,052
879		BKF Capital Group, Inc	33,323
2,800		Calamos Asset Management, Inc (Class A)	76,272
1,000		Cohen & Steers, Inc	20,610
868		Gabelli Asset Management, Inc (Class A)	38,357
800	*	GFI Group, Inc	28,480
1,373		Greenhill & Co, Inc	55,620
1,359	*	International Securities Exchange, Inc	34,124
5,218	*	Investment Technology Group, Inc	109,682
13,579	*	Knight Capital Group, Inc	103,472
6,523	*	LaBranche & Co, Inc	41,095
2,809	*	MarketAxess Holdings, Inc	31,742
1,035	*	Morningstar, Inc	29,135
5,428	*	Nasdaq Stock Market, Inc	102,372
2,500		optionsXpress Holdings, Inc	38,000
2,478	*	Piper Jaffray Cos	75,406
1,400		Sanders Morris Harris Group, Inc	24,080
926	*	Stifel Financial Corp	22,372
1,900		SWS Group, Inc	32,642
200		Value Line, Inc	7,850
9,280		Waddell & Reed Financial, Inc (Class A)	171,680

		TOTAL SECURITY AND COMMODITY BROKERS	1,216,366

SOCIAL SERVICES - 0.14%
3,300	*	Bright Horizons Family Solutions, Inc	134,376
1,151	*	Providence Service Corp	28,579
2,461	*	Res-Care, Inc	33,371

		TOTAL SOCIAL SERVICES	196,326

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

SPECIAL TRADE CONTRACTORS - 0.42%
4,265	*	Asiainfo Holdings, Inc	$23,500
3,036		Chemed Corp	124,112
4,767	*	Comfort Systems U.S.A., Inc	31,367
6,213	*	Dycom Industries, Inc	123,080
1,900	*	EMCOR Group, Inc	92,910
3,300	*	Insituform Technologies, Inc (Class A)	52,899
1,137	*	Layne Christensen Co	22,586
14,204	*	Quanta Services, Inc	124,995

		TOTAL SPECIAL TRADE CONTRACTORS	595,449

STONE, CLAY, AND GLASS PRODUCTS - 0.36%
3,300		Apogee Enterprises, Inc	50,721
3,210	*	Cabot Microelectronics Corp	93,058
1,626		CARBO Ceramics, Inc	128,389
2,334		Eagle Materials, Inc	216,105
1,636		Libbey, Inc	25,865

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	514,138

TEXTILE MILL PRODUCTS - 0.08%
1,307	*	Dixie Group Inc	23,016
1,700		Oxford Industries, Inc	73,185
1,436	*	Xerium Technologies, Inc	17,017

		TOTAL TEXTILE MILL PRODUCTS	113,218

TOBACCO PRODUCTS - 0.14%
3,170		Universal Corp (Virginia)	138,783
3,237		Vector Group Ltd	60,111

		TOTAL TOBACCO PRODUCTS	198,894

TRANSPORTATION BY AIR - 0.72%
7,089	*	ABX Air, Inc	57,775
10,600	*	Airtran Holdings, Inc	97,838
3,300	*	Alaska Air Group, Inc	98,175
4,200	*	America West Holdings Corp (Class B)	25,200
8,583	*	Continental Airlines, Inc (Class B)	113,982
15,557	*	Delta Air Lines, Inc	58,494
5,200	*	EGL, Inc	105,664
5,300	*	ExpressJet Holdings, Inc	45,103
4,437	*	Frontier Airlines, Inc	45,834
1,482	*	MAIR Holdings, Inc	13,101
3,800	*	Mesa Air Group, Inc	25,498
9,245	*	Northwest Airlines Corp	42,157
2,807	*	Offshore Logistics, Inc	92,182
2,281	*	Pinnacle Airlines Corp	19,594
1,364	*	Republic Airways Holdings, Inc	19,710
7,343		Skywest, Inc	133,496
2,866	*	World Air Holdings, Inc	33,590

		TOTAL TRANSPORTATION BY AIR	1,027,393

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

TRANSPORTATION EQUIPMENT - 1.89%
3,982	*	AAR Corp	$62,557
1,341	*	Accuride Corp	14,255
2,596	*	Aftermarket Technology Corp	45,248
5,194		American Axle & Manufacturing Holdings, Inc	131,252
1,813		Arctic Cat, Inc	37,221
4,233	*	Armor Holdings, Inc	167,669
8,624		ArvinMeritor, Inc	153,421
6,416		Clarcor, Inc	187,668
1,678		Coachmen Industries, Inc	21,025
5,963		Federal Signal Corp	93,023
6,610	*	Fleetwood Enterprises, Inc	67,092
1,018	*	Freightcar America, Inc	20,187
6,657	*	GenCorp, Inc	128,214
700		Greenbrier Cos, Inc	18,970
2,500	*	Group 1 Automotive, Inc	60,100
4,721	*	Hayes Lemmerz International, Inc	33,614
2,636		Heico Corp	61,709
6,344		JLG Industries, Inc	174,333
2,714		Kaman Corp (Class A)	48,961
3,185		Monaco Coach Corp	54,750
791		Noble International Ltd	18,628
6,848	*	Orbital Sciences Corp	67,795
1,209	*	R&B, Inc	16,974
835	*	Sequa Corp (Class A)	55,252
2,100		Smith (A.O.) Corp	56,091
1,749		Standard Motor Products, Inc	23,087
2,787		Superior Industries International, Inc	66,052
5,219	*	Tenneco Automotive, Inc	86,844
4,600		Thor Industries, Inc	144,578
5,001		Trinity Industries, Inc	160,182
2,098	*	Triumph Group, Inc	72,926
3,921		Wabash National Corp	95,006
5,738		Westinghouse Air Brake Technologies Corp	123,252
4,078		Winnebago Industries, Inc	133,555

		TOTAL TRANSPORTATION EQUIPMENT	2,701,491

TRANSPORTATION SERVICES - 0.37%
1,100		Ambassadors Group, Inc	40,909
1,410	*	Dynamex, Inc	24,026
5,552		GATX Corp	191,544
2,374	*	HUB Group, Inc	59,469
1,900	*	Navigant International, Inc	27,911
4,502	*	Pacer International, Inc	98,099
3,031	*	Pegasus Solutions, Inc	33,796
4,500	*	RailAmerica, Inc	53,550

		TOTAL TRANSPORTATION SERVICES	529,304

TRUCKING AND WAREHOUSING - 0.57%
3,065		Arkansas Best Corp	97,498
1,100	*	Covenant Transport, Inc (Class A)	14,520
4,007		Forward Air Corp	113,278
1,825	*	Frozen Food Express Industries	20,659

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

5,700		Heartland Express, Inc	$110,751
1,054	*	Marten Transport Ltd	22,123
2,287	*	Old Dominion Freight Line	61,360
3,432		Overnite Corp	147,507
800	*	P.A.M. Transportation Services	13,448
1,800	*	SCS Transportation, Inc	32,040
2,855	*	Sirva, Inc	24,296
1,200	*	U.S. Xpress Enterprises, Inc (Class A)	14,292
700	*	Universal Truckload Services, Inc	11,823
627	*	USA Truck, Inc	15,518
6,254		Werner Enterprises, Inc	122,829

		TOTAL TRUCKING AND WAREHOUSING	821,942

WATER TRANSPORTATION - 0.20%
1,800	*	Gulfmark Offshore, Inc	49,158
1,744	*	Hornbeck Offshore Services, Inc	47,245
2,700	*	Kirby Corp	121,770
1,034		Maritrans, Inc	27,970
4,331	*	Odyssey Marine Exploration, Inc	21,568
729	*	Seabulk International, Inc	15,491

		TOTAL WATER TRANSPORTATION	283,202

WHOLESALE TRADE-DURABLE GOODS - 1.83%
900	*	1-800 Contacts, Inc	17,433
3,500		Agilysys, Inc	54,950
3,666		Applied Industrial Technologies, Inc	118,375
4,069	*	Aviall, Inc	128,540
2,123		Barnes Group, Inc	70,271
2,000	*	Beacon Roofing Supply, Inc	52,600
1,200		BlueLinx Holdings, Inc	12,696
1,700		Building Materials Holding Corp	117,793
1,279	*	Castle (A.M.) & Co	19,773
2,567	*	Digi International, Inc	30,445
1,000	*	Drew Industries, Inc	45,400
4,198	*	Genesis Microchip, Inc	77,495
8,222		Hughes Supply, Inc	231,038
1,712	*	Huttig Building Products, Inc	18,678
14,047		IKON Office Solutions, Inc	133,587
2,200	*	Imagistics International, Inc	61,600
6,014	*	Insight Enterprises, Inc	121,362
1,500	*	Interline Brands, Inc	29,700
2,000	*	Keystone Automotive Industries, Inc	49,460
4,700		Knight Transportation, Inc	114,351
600		Lawson Products, Inc	23,292
1,768	*	LKQ Corp	48,001
1,309	*	Merge Technologies, Inc	24,544
3,039	*	Navarre Corp	24,297
4,900		Owens & Minor, Inc	158,515
7,172		Pep Boys-Manny Moe & Jack	97,109
8,435	*	PSS World Medical, Inc	105,016
3,601		Reliance Steel & Aluminum Co	133,489
3,047		Ryerson Tull, Inc	43,481
514	*	Strattec Security Corp	27,992
21,786	*	Sycamore Networks, Inc	75,162
2,600	*	TBC Corp	70,538

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Small-Cap Blend Index Fund

SHARES			VALUE

4,479	*	Tyler Technologies, Inc	$33,861
16,096	*	Visteon Corp	97,059
3,935	*	WESCO International, Inc	123,480
1,676	*	West Marine, Inc	30,269

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,621,652

WHOLESALE TRADE-NONDURABLE GOODS - 1.39%
4,084	*	Allscripts Healthcare Solutions, Inc	67,835
4,499	*	BioScrip, Inc	26,994
1,650	*	Central European Distribution Corp	61,595
83	b*	Daisytek International Corp	-
537	*	Green Mountain Coffee, Inc	18,220
3,500	*	Hain Celestial Group, Inc	68,250
2,700		Handleman Co	44,577
1,062		Kenneth Cole Productions, Inc (Class A)	33,049
3,200		K-Swiss, Inc (Class A)	103,488
400	*	Maui Land & Pineapple Co	15,232
2,494	*	Metals USA, Inc	47,436
3,022		Myers Industries, Inc	37,775
1,500		Nash Finch Co	55,110
6,875		Nu Skin Enterprises, Inc (Class A)	160,188
1,263	*	Nuco2, Inc	32,421
5,790	*	Performance Food Group Co	174,916
1,152	*	Perry Ellis International, Inc	26,945
4,255	*	Priority Healthcare Corp (Class B)	107,907
961	*	Provide Commerce, Inc	20,748
2,900	*	School Specialty, Inc	134,850
1,456	*	Smart & Final, Inc	17,836
4,016	*	Source Interlink Cos, Inc	49,678
2,529	*	Spartan Stores, Inc	37,100
4,500		Stride Rite Corp	62,055
809		The Andersons, Inc	28,970
4,000	*	Tractor Supply Co	196,400
5,002	*	United Natural Foods, Inc	151,911
4,135	*	United Stationers, Inc	203,029

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,984,515

		TOTAL COMMON STOCKS	142,378,551
		(Cost $115,490,232)

		TOTAL PORTFOLIO - 99.45%	142,378,551
		(Cost $115,490,232)

		OTHER ASSETS & LIABILITIES, NET - 0.55%	791,153

		NET ASSETS - 100.00%	$143,169,704

*	Non-income producing
b	In bankruptcy
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRIES (UNAUDITED)
June 30, 2005
	VALUE	%

DOMESTIC
UNITED STATES	$1,675,918	1.07

TOTAL DOMESTIC	1,675,918	1.07

FOREIGN
AUSTRALIA	8,442,978	5.39
AUSTRIA	642,324	0.41
BELGIUM	2,057,123	1.31
DENMARK	1,224,578	0.78
FINLAND	2,345,688	1.50
FRANCE	14,854,673	9.49
GERMANY	10,588,845	6.76
GREECE	832,644	0.53
HONG KONG	2,704,489	1.73
IRELAND	1,231,751	0.79
ITALY	6,105,610	3.90
JAPAN	33,903,091	21.65
NETHERLANDS	7,680,130	4.91
NEW ZEALAND	293,737	0.19
NORWAY	1,137,400	0.73
PORTUGAL	451,858	0.29
SINGAPORE	1,287,771	0.82
SPAIN	6,215,460	3.97
SWEDEN	3,453,106	2.20
SWITZERLAND	10,586,339	6.76
UNITED KINGDOM	38,856,684	24.82

TOTAL FOREIGN	154,896,279	98.93

TOTAL PORTFOLIO	$156,572,197	100.00

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INTERNATIONAL EQUITY INDEX FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES		VALUE

PREFERRED STOCKS - 0.14%

CHEMICALS AND ALLIED PRODUCTS - 0.05%
990	Henkel KGaA	$88,402

	TOTAL CHEMICALS AND ALLIED PRODUCTS	88,402

INSTRUMENTS AND RELATED PRODUCTS - 0.01%
197	Fresenius Medical Care AG.	13,738

	TOTAL INSTRUMENTS AND RELATED PRODUCTS	13,738

MOTION PICTURES - 0.02%
1,388	ProSieben SAT.1 Media AG.	24,153

	TOTAL MOTION PICTURES	24,153

TRANSPORTATION EQUIPMENT - 0.06%
131	Porsche AG.	98,160

	TOTAL TRANSPORTATION EQUIPMENT	98,160

	TOTAL PREFERRED STOCKS	224,453
	(Cost $177,186)

COMMON STOCKS - 99.53%

AGRICULTURAL PRODUCTION-CROPS - 0.11%
11,621	Gallaher Group plc	172,508

	TOTAL AGRICULTURAL PRODUCTION-CROPS	172,508

AGRICULTURAL SERVICES - 0.16%
1,889	Syngenta AG.	193,333
3,460	Yara International ASA	54,657

	TOTAL AGRICULTURAL SERVICES	247,990

AMUSEMENT AND RECREATION SERVICES - 0.31%
12,960	EMI Group plc	58,818
1,825	Gamesa Corp Tecnologica S.A.	24,687
2,650	OPAP S.A.	76,592
800	Oriental Land Co Ltd	47,363
800	Sankyo Co Ltd (Gunma)	37,144
1,100	Sega Sammy Holdings, Inc	67,238
8,671	TABCORP Holdings Ltd	108,129
6,587	William Hill plc	63,447

	TOTAL AMUSEMENT AND RECREATION SERVICES	483,418

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

APPAREL AND ACCESSORY STORES - 0.25%
597	Douglas Holding AG.	$21,610
1,000	Fast Retailing Co Ltd	51,810
8,172	Hennes & Mauritz AB (B Shs)	286,758
400	Shimamura Co Ltd	33,710

	TOTAL APPAREL AND ACCESSORY STORES	393,888

APPAREL AND OTHER TEXTILE PRODUCTS - 0.26%
2,392	Ansell Ltd	18,243
800	Aoyama Trading Co Ltd	20,099
463	Benetton Group S.p.A.	4,251
18,500	Esprit Holdings Ltd	133,364
2,000	Gunze Ltd	8,964
6,000	Kuraray Co Ltd	56,705
9,000	Mitsubishi Rayon Co Ltd	37,190
1,000	Nisshinbo Industries, Inc	8,163
3,000	Onward Kashiyama Co Ltd	37,906
2,000	Tokyo Style Co Ltd	19,925
10,000	Toyobo Co Ltd	23,285
2,000	Wacoal Corp	25,267
600	World Co Ltd	20,963

	TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	414,325

AUTO REPAIR, SERVICES AND PARKING - 0.11%
2,900	Aisin Seiki Co Ltd	62,729
30,000	ComfortDelgro Corp Ltd	29,984
1,500	NOK Corp	41,617
4,000	Sumitomo Rubber Industries, Inc	40,739

	TOTAL AUTO REPAIR, SERVICES AND PARKING	175,069

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.00%
200	Autobacs Seven Co Ltd	6,708

	TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	6,708

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.15%
7,000		Cheung Kong Infrastructure Holdings Ltd	20,748
10,353		Wolseley plc	217,117

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	237,865

BUSINESS SERVICES - 2.56%
477		Acciona S.A.	47,270
2,183		Adecco S.A. (Regd)	99,069
18,803		Aegis Group plc	33,404
500		Aeon Credit Service Co Ltd	31,234
300		Asatsu-DK, Inc	8,330
948	*	Atos Origin	59,981
4,764		Autostrade S.p.A.	126,366

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

1,116	*	Business Objects	$29,536
2,080	*	Cap Gemini S.A.	65,840
300		Capcom Co Ltd	2,837
11,031		Capita Group plc	72,560
3,274		Cintra Concesiones de Infraestructuras de Transporte S.A.	38,370
6,592		Computershare Ltd	29,253
1,100		CSK Corp	43,037
945		Dassault Systemes S.A.	45,697
2,000		Datacraft Asia Ltd	2,203
34		Dentsu, Inc	83,768
8,815		Deutsche Post AG. (Regd)	205,026
19		Dolmen Computer Applications	242
600	*	Elpida Memory, Inc	19,243
7,968		First Choice Holidays plc	27,244
400		Fuji Soft ABC, Inc	12,690
2,551		Getronics NV	29,962
6		Goodwill Group, Inc	10,904
18,960		Group 4 Securicor plc	49,798
400		Hakuhodo DY Holdings, Inc	28,084
1,449		Haw Par Corp Ltd	4,416
28,502		Hays plc	65,929
200		Hitachi Software Engineering Co Ltd	3,399
2,095		Indra Sistemas S.A.	41,404
704		Intracom S.A.	3,566
3,857		iSOFT Group plc	28,959
300		Itochu Techno-Science Corp	10,477
3,000		Keppel Land Ltd	4,438
1,400		Konami Corp	29,436
12,597		LogicaCMG plc	39,174
300		Meitec Corp	9,201
8,803		Misys plc	37,378
600		Namco Ltd	7,956
8		NET One Systems Co Ltd	20,546
500		Nomura Research Institute Ltd	49,722
23		NTT Data Corp	78,211
300		Obic Co Ltd	50,836
700		Oracle Corp Japan	26,353
2,226		PagesJaunes Groupe S.A.	52,039
1,739		Public Power Corp	43,354
2,118		Publicis Groupe S.A.	62,331
80		Rakuten, Inc	63,560
771		Randstad Holdings NV	26,593
30,168		Rentokil Initial plc	86,384
23,886		Reuters Group plc	168,509
21,293		Sage Group plc	85,143
3,914		SAP AG.	678,767
4,000		Secom Co Ltd	171,773
4,929		Securitas AB (B Shs)	82,062
1,600		Seiko Epson Corp	53,203
7,902		Serco Group plc	36,018
72		SGS S.A.	49,355
1,381		Tietoenator Corp	41,932
700		TIS, Inc	23,818
3,650	*	Tiscali S.p.A.	10,371
17,000		Tokyu Corp	76,126
100		Trans Cosmos, Inc	3,944

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

1,500	Trend Micro, Inc	$53,276
22,000	Wharf Holdings Ltd	76,945
5,272	WM-Data AB (B Shs)	13,218
20,951	WPP Group plc	214,688
63	Yahoo! Japan Corp	131,601

	TOTAL BUSINESS SERVICES	4,018,359

CHEMICALS AND ALLIED PRODUCTS - 10.25%
4,801	Akzo Nobel NV	188,871
300	Alfresa Holdings Corp	13,356
22,000	Asahi Kasei Corp	104,269
9,400	Astellas Pharma, Inc	320,447
28,890	AstraZeneca plc (United Kingdom)	1,191,566
9,597		BASF AG.	635,464
11,326		Bayer AG.	376,997
280		Beiersdorf AG.	31,330
8,273		BOC Group plc	148,506
12,342		Boots Group plc	134,460
4,700		Chugai Pharmaceutical Co Ltd	72,437
3,397		CSL Ltd	86,998
6,000		Daicel Chemical Industries Ltd	31,391
4,200		Daiichi Pharmaceutical Co Ltd	92,627
12,000		Dainippon Ink & Chemicals, Inc	38,261
9,000		Denki Kagaku Kogyo KK	32,270
1,262		DSM NV	86,308
4,400		Eisai Co Ltd	147,534
6,507	*	Elan Corp plc	44,509
117		Givaudan S.A. (Regd)	67,978
103,695		GlaxoSmithKline plc	2,506,684
1,800		Hitachi Chemical Co Ltd	32,852
19,823		Imperial Chemical Industries plc	90,208
2,000		Ishihara Sangyo Kaisha Ltd	4,394
3,000		JSR Corp	62,833
1,000		Kaken Pharmaceutical Co Ltd	6,849
4,000		Kaneka Corp	44,733
5,000		Kansai Paint Co Ltd	32,076
10,000		Kao Corp	235,170
7,500		Kingboard Chemical Holdings Ltd	23,823
700		Kose Corp	24,143
6,000		Kyowa Hakko Kogyo Co Ltd	38,759
1,882		L'Air Liquide S.A.	320,184
667	*	Lanxess	14,955
630		Lonza Group AG. (Regd)	34,812
5,248		L'Oreal S.A.	375,921
2,200		MEDICEO Holdings Co Ltd	29,254
843		Merck KGaA	67,225
29,000		Mitsubishi Chemical Corp	84,537
5,000		Mitsubishi Gas Chemical Co, Inc	25,452
9,000		Mitsui Chemicals, Inc	52,673
1,000		Nippon Kayaku Co Ltd	5,993
1,000		Nippon Shokubai Co Ltd	8,137
2,000		Nissan Chemical Industries Ltd	21,460
41,715		Novartis AG. (Regd)	1,981,107
4,150		Novo Nordisk a/s (B Shs)	210,993

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

876		Novozymes a/s	$43,360
365		Omega Pharma S.A.	18,869
4,536		Orica Ltd	61,329
1,283		Orion Oyj	24,722
2,202	*	Qiagen NV	25,473
10,623		Reckitt Benckiser plc	312,182
12,418		Roche Holding AG. (Genusscheine)	1,567,356
6,900		Sankyo Co Ltd	132,132
18,716		Sanofi-Aventis	1,533,431
2,916		Schering AG.	179,659
2,058	*	SciGen Ltd	66
7,000		Sekisui Chemical Co Ltd	48,024
108		Serono S.A. (B Shs)	69,151
6,300		Shin-Etsu Chemical Co Ltd	238,583
6,000		Shionogi & Co Ltd	77,166
6,000		Shiseido Co Ltd	75,574
17,000		Showa Denko KK	40,186
898	*	SNIA S.p.A.	118
1,057		Solvay S.A.	108,506
1,347	*	Sorin S.p.A.	3,828
2,000		Sumitomo Bakelite Co Ltd	12,904
28,000		Sumitomo Chemical Co Ltd	128,287
700		Suzuken Co Ltd	17,591
2,000		Taisho Pharmaceutical Co Ltd	38,864
4,000		Taiyo Nippon Sanso Corp	20,284
16,000		Takeda Pharmaceutical Co Ltd	791,879
15,000		Teijin Ltd	69,480
24,000		Toray Industries, Inc	113,405
7,000		Tosoh Corp	28,936
15,000		UBE Industries Ltd	30,408
1,459		UCB S.A.	70,897
2,509		Zeltia S.A.	16,970
2,000		Zeon Corp	17,264

		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,097,690

COMMUNICATIONS - 7.02%
1,296		Antena 3 de Television S.A.	25,913
2,713		Belgacom S.A.	92,502
20,860		British Sky Broadcasting Group plc	196,306
150,564		BT Group plc	620,318
39,251		Cable & Wireless plc	104,501
1,000		COMSYS Holdings Corp	9,180
1,930		Cosmote Mobile Telecommunications S.A.	35,236
48,381		Deutsche Telekom AG. (Regd)	891,745
8,249		Eircom Group plc	18,361
2,366		Elisa Oyj	36,979
26,251		France Telecom S.A.	764,271
9		Fuji Television Network, Inc	17,411
7,000		Fujikura Ltd	34,017
3,663		GN Store Nord	41,369
4,094		Hellenic Telecommunications Organization S.A.	79,338
21,000	*	Hutchison Telecommunications International Ltd	20,743
1,200		i-CABLE Communications Ltd	397
68,714		ITV plc	150,991
50		KDDI Corp	230,973

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

37,377		KPN NV	312,729
3,495	*	Marconi Corp plc	18,919
14,656		Mediaset S.p.A.	172,443
859	*	Modern Times Group AB (B Shs)	26,249
91		Nippon Telegraph & Telephone Corp	389,464
314		NTT DoCoMo, Inc	463,049
12,637		Portugal Telecom SGPS S.A. (Regd)	120,262
1,448		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	15,216
67,622	*	Seat Pagine Gialle S.p.A.	28,120
119,214		Singapore Telecommunications Ltd	195,274
1,975		Societe Television Francaise 1 (T.F.1)	52,380
666	*	Sogecable S.A.	23,618
441		Swisscom AG. (Regd)	143,762
2,239		Tandberg ASA	23,822
4,950		Tele2 AB (B Shs)	46,364
32,367		Telecom Corp of New Zealand Ltd	135,405
270,439		Telecom Italia S.p.A.	843,715
79,389		Telefonica S.A.	1,295,658
5,833		Telekom Austria AG.	113,370
13,120		Telenor ASA	104,274
6,000		Television Broadcasts Ltd	33,821
35,063		TeliaSonera AB	166,949
35,255		Telstra Corp Ltd	135,786
300		Tokyo Broadcasting System, Inc	4,950
620,000		Vodafone Group plc	1,508,012
52,648		Vodafone Group plc (Spon ADR)	1,280,399

		TOTAL COMMUNICATIONS	11,024,561

DEPOSITORY INSTITUTIONS - 17.29%
5,000		77 Bank Ltd	30,697
31,761		ABN Amro Holding NV	780,618
14,906		Allied Irish Banks plc	319,413
4,768		Alpha Bank S.A.	126,897
7,000	v*	Ashikaga Financial Group, Inc	-
32,200	*	Australia & New Zealand Banking Group Ltd	532,449
3,843		Banca Antonveneta S.p.A.	124,119
4,901		Banca Fideuram S.p.A.	23,207
62,993		Banca Intesa S.p.A.	287,692
8,428		Banca Intesa S.p.A. (Rnc)	35,968
18,363		Banca Monte dei Paschi di Siena S.p.A.	64,711
27,521	*	Banca Nazionale del Lavoro S.p.A.	94,879
6,571		Banca Popolare di Milano	64,700
5,614		Banche Popolari Unite Scrl	111,348
59,851		Banco Bilbao Vizcaya Argentaria S.A.	919,977
5,699		Banco BPI S.A. (Regd)	21,722
35,287		Banco Comercial Portugues S.A. (Regd)	90,394
1,750		Banco Espirito Santo S.A. (Regd)	27,297
6,171		Banco Popolare di Verona e Novara Scrl	105,085
15,029		Banco Popular Espanol S.A.	181,431
104,824		Banco Santander Central Hispano S.A.	1,214,063
613		Bank Austria Creditanstalt AG.	63,802
22,157		Bank of East Asia Ltd	65,243
10,000		Bank of Fukuoka Ltd	59,036
1,325		Bank of Ireland (Dublin)	21,512
15,336		Bank of Ireland (London)	247,280

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

4,000		Bank of Kyoto Ltd	$33,917
21,000	*	Bank of Yokohama Ltd	120,755
113,454		Barclays plc	1,125,056
10,635	*	Bayerische Hypo-und Vereinsbank AG.	275,852
14,077		BNP Paribas	961,851
61,500		BOC Hong Kong Holdings Ltd	115,940
23,910		Capitalia S.p.A.	133,436
13,000		Chiba Bank Ltd	85,332
908	*	Commercial Bank of Greece	26,970
7,473		Commerzbank AG.	162,140
22,582		Commonwealth Bank of Australia	651,907
11,427		Credit Agricole S.A.	288,824
21,455		Credit Suisse Group	841,248
7,696		Danske Bank a/s	231,235
20,000		DBS Group Holdings Ltd	169,067
5,883		Depfa Bank plc	94,423
8,621		Deutsche Bank AG. (Regd)	671,197
10,753		Dexia	236,524
11,059		DNB NOR Holding ASA	114,952
3,102		EFG Eurobank Ergasias S.A.	95,466
2,331		Erste Bank Der Oesterreichischen Sparkassen AG.	116,532
2,630		FinecoGroup S.p.A.	23,484
20,704		Fortis	573,253
6,000		Gunma Bank Ltd	35,867
13,700		Hang Seng Bank Ltd	186,323
17,000		Hokuhoku Financial Group, Inc	51,854
197,898		HSBC Holdings plc (United Kingdom)	3,148,402
11,000		Joyo Bank Ltd	53,664
3,150		KBC Groupe S.A.	248,576
97,914		Lloyds TSB Group plc	827,232
5,000		Mitsubishi Securities Co Ltd	44,032
87		Mitsubishi Tokyo Financial Group, Inc	734,038
9,000		Mitsui Trust Holdings, Inc	91,855
150		Mizuho Financial Group, Inc	674,875
27,624		National Australia Bank Ltd	646,374
4,689		National Bank of Greece S.A.	158,962
9,000		Nishi-Nippon City Bank Ltd	39,115
37,670		Nordea Bank AB (Sweden)	341,452
3,460	*	Oversea-Chinese Banking Corp	13,226
19,300		Oversea-Chinese Banking Corp Ltd	132,428
2,790		Piraeus Bank S.A.	51,822
82,000	*	Resona Holdings, Inc	151,889
56,127		Royal Bank of Scotland Group plc	1,690,628
19,520		Sanpaolo IMI S.p.A.	267,562
17,000		Shinsei Bank Ltd	91,318
9,000		Shizuoka Bank Ltd	77,038
7,860		Skandinaviska Enskilda Banken (A Shs)	130,473
5,886		Societe Generale (A Shs)	597,106
76		Sumitomo Mitsui Financial Group Inc	511,531
22,000		Sumitomo Trust & Banking Co Ltd	133,256
9,033		Suncorp-Metway Ltd	138,139
3,000		Suruga Bank Ltd	24,380
9,161		Svenska Handelsbanken AB (A Shs)	186,655
18,890		UBS AG. (Regd)	1,473,033
70		UFJ Holdings, Inc	362,467
76,154		UniCredito Italiano S.p.A.	401,668

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

20,000		United Overseas Bank Ltd	$168,054
31,683		Westpac Banking Corp	480,366
5,000		Wing Hang Bank Ltd	32,567

		TOTAL DEPOSITORY INSTITUTIONS	27,161,128

EATING AND DRINKING PLACES - 0.34%
1,907		Autogrill S.p.A.	25,123
35,872		Compass Group plc	150,277
5,823		Enterprise Inns plc	86,881
8,722		Mitchells & Butlers plc	52,315
4,166		Punch Taverns plc	54,602
200		Saizeriya Co Ltd	2,486
1,400		Skylark Co Ltd	21,292
1,590		Sodexho Alliance S.A.	49,153
68		Valora Holding AG.	15,395
4,260		Whitbread plc	72,456

		TOTAL EATING AND DRINKING PLACES	529,980

EDUCATIONAL SERVICES - 0.02%
1,200		Benesse Corp	38,386

		TOTAL EDUCATIONAL SERVICES	38,386

ELECTRIC, GAS, AND SANITARY SERVICES - 5.94%
1,064		Aguas de Barcelona S.A. (A Shs)	22,921
4,362		Alinta Ltd	32,351
7,609		Australian Gas Light Co Ltd	82,396
62,637		BG Group plc	514,466
2,406		Caltex Australia Ltd	28,969
66,019		Centrica plc	273,498
11,100		Chubu Electric Power Co, Inc	266,240
32,000		CLP Holdings Ltd	183,294
4,498		Contact Energy Ltd	24,045
11,009		E.ON AG.	977,706
13,754	*	Edison S.p.A.	30,648
479		Electrabel S.A.	209,199
2,300		Electric Power Development Co	66,341
16,461		Endesa S.A.	382,785
64,883		Enel S.p.A.	566,449
33,550		Energias de Portugal S.A.	84,317
27	Exmar NV	1,731
3,173	Gas Natural SDG S.A.	93,394
3,000	Hokkaido Electric Power Co, Inc	61,376
60,000	Hong Kong & China Gas Co Ltd	121,712
23,000	Hong Kong Electric Holdings Ltd	104,844
14,380	Iberdrola S.A.	378,836

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

24,524		International Power plc	$90,351
13,800		Kansai Electric Power Co, Inc	277,364
6,261		Kelda Group plc	78,272
1,400		Kurita Water Industries Ltd	21,598
6,700		Kyushu Electric Power Co, Inc	145,610
54,596		National Grid Transco plc	527,896
1,342		NGC Holdings Ltd	3,543
103		Oest Elektrizitatswirts (A Shs)	28,412
34,000		Osaka Gas Co Ltd	106,916
276		Puma AG. Rudolf Dassler Sport	68,236
8,004		RWE AG.	514,387
15,149		Scottish & Southern Energy plc	274,258
32,952		Scottish Power plc	292,509
5,582		Severn Trent plc	101,515
17,250		Snam Rete Gas S.p.A.	92,234
1,900	*	Sojitz Holdings Corp	8,126
14,420		Suez S.A.(France)	389,936
7,100		Tohoku Electric Power Co, Inc	151,408
19,900		Tokyo Electric Power Co, Inc	474,434
43,000		Tokyo Gas Co Ltd	160,724
3,010		Tomra Systems ASA	12,314
3,554		Union Fenosa S.A.	108,195
9,258		United Utilities plc	109,240
16,186		United Utilities plc (A Shs)	95,741
19,017		Vivendi Universal S.A.	596,208
29		West Japan Railway Co	99,269

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	9,336,214

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.62%
34,554	*	ABB Ltd	223,698
1,400		Advantest Corp	103,077
392	*	Aixtron AG.	1,423
21,772	*	Alcatel S.A.	237,508
3,000		Alps Electric Co Ltd	45,782
72,541	*	Alstom	72,014
22,556		ARM Holdings plc	45,552
1,500		ASM Pacific Technology Ltd	6,982
8,059	*	ASML Holding NV	126,431
195		Bang & Olufsen a/s	13,664
197		Barco NV	14,044
10,000	*	Chartered Semiconductor Manufacturing Ltd	7,753
7,361		Electrocomponents plc	31,620
4,741		Electrolux AB Series B	100,737
466	*	Epcos AG.	5,742
262,064		Ericsson (LM) (B Shs)	836,425
2,400		Fisher & Paykel Appliances Holdings Ltd	5,583
7,700		Fisher & Paykel Healthcare Corp	17,423
300		Fuji Machine Manufacturing Co Ltd	3,456
31,000		Fujitsu Ltd	161,709
11,000	*	Furukawa Electric Co Ltd	42,338
240		Germanos S.A.	8,028
600		Hirose Electric Co Ltd	65,806
1,600		Ibiden Co Ltd	41,792
10,488	*	Infineon Technologies AG.	97,544
22,500		Johnson Electric Holdings Ltd	20,607
8,947		Kesa Electricals plc	44,682

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

23,341		Koninklijke Philips Electronics NV	$588,160
551		Kudelski S.A. (Br)	20,096
2,700		Kyocera Corp	206,001
300		Mabuchi Motor Co Ltd	17,272
37,000		Matsushita Electric Industrial Co Ltd	559,710
4,000		Matsushita Electric Works Ltd	33,258
540	*	Micronas Semiconductor Holdings, Inc	20,370
36,000		Mitsubishi Electric Corp	190,141
473		Mobistar S.A.	39,519
3,800		Murata Manufacturing Co Ltd	192,693
35,000		NEC Corp	188,403
700		NEC Electronics Corp	31,412
2,000		NGK Spark Plug Co Ltd	22,978
6,000		Nippon Electric Glass Co Ltd	90,123
2,900		Nitto Denko Corp	165,387
82,405		Nokia Oyj	1,371,706
8,000		Oki Electric Industry Co Ltd	28,060
2,500		Pioneer Corp	37,805
1,815		Publishing & Broadcasting Ltd	20,493
300		Rinnai Corp	7,375
1,900		Rohm Co Ltd	182,298
3,000		Sanken Electric Co Ltd	38,966
25,000		Sanyo Electric Co Ltd	63,812
4,013		Schneider Electric S.A.	301,895
16,000		Sharp Corp	249,187
2,130	*	Sky Network Television Ltd	8,448
34,000		Solomon Systech International Ltd	11,984
16,400		Sony Corp	563,497
2,500		Stanley Electric Co Ltd	40,404
11,217		STMicroelectronics NV	178,841
12,000		Sumitomo Electric Industries Ltd	122,375
1,000		Taiyo Yuden Co Ltd	11,016
1,071	*	Tandberg Television ASA	13,166
1,900		TDK Corp	129,260
23,025		Terna S.p.A.	59,628
4,606		Thomson	109,921
2,900		Tokyo Electron Ltd	152,531
49,000		Toshiba Corp	194,510
189		Unaxis Holding AG. (Regd)	25,918
2,000		Uniden Corp	31,484
6,000		Venture Corp Ltd	56,689
2,700		Yamaha Corp	42,066
5,000		Yaskawa Electric Corp	29,627

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	8,829,905

ENGINEERING AND MANAGEMENT SERVICES - 0.14%
4,837		Downer EDI Ltd	19,560
1,050		Hochtief AG.	36,518
631	*	Kone Oyj	37,814
1,774	*	Sacyr Vallehermoso S.A.	1,310
15,460		SembCorp Industries Ltd	24,401
23,000		Singapore Technologies Engineering Ltd	32,937
2,820		Vedior NV	39,716
1,077		YIT-Yhtyma Oyj	35,966

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	228,222

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

FABRICATED METAL PRODUCTS - 0.39%
14,661	Amcor Ltd	74,659
4,912	Assa Abloy AB (B Shs)	63,042
128	Boehler-Uddeholm AG.	16,913
4,047	European Aeronautic Defense & Space Co	128,457
59	Geberit AG. (Regd)	37,745
12,036	GKN plc	55,502
1,000	Hitachi Cable Ltd	4,374
4,100	JS Group Corp	69,333
2,000	NHK Spring Co Ltd	16,778
1,000	SMC Corp	108,511
2,400	Toyo Seikan Kaisha Ltd	37,772

	TOTAL FABRICATED METAL PRODUCTS	613,086

FOOD AND KINDRED PRODUCTS - 3.98%
10,000	Ajinomoto Co, Inc	111,085
100	Ariake Japan Co Ltd	2,294
6,500	Asahi Breweries Ltd	77,474
35,719	Cadbury Schweppes plc	340,061
308	Carlsberg a/s	15,785
239	Carlsberg a/s (A Shs)	11,350
8,738	Coca-Cola Amatil Ltd	52,465
1,770	Coca-Cola Hellenic Bottling Co S.A.	48,018
400	Coca-Cola West Japan Co Ltd	9,000
851	Danisco a/s	55,239
1,324	DCC plc	26,448
53,312	Diageo plc	784,601
1,520	Ebro Puleva S.A.	26,988
33,356	Foster's Group Ltd	134,995
3,800	Fraser & Neave Ltd	35,259
1,643	Greencore Group plc	7,163
4,160	Groupe Danone	364,632
4,083	Heineken NV	126,014
154	Hermes International	31,050
600	House Foods Corp	8,869
2,939	InBev NV	99,347
300	Ito En Ltd	15,394
22,670	J. Sainsbury plc	115,607
2,400	Katokichi Co Ltd	16,311
2,166	Kerry Group (Class A)	53,514
3,000	Kikkoman Corp	26,476
12,000	Kirin Brewery Co Ltd	116,079
4,897	Lion Nathan Ltd	28,196
4,226	LVMH Moet Hennessy Louis Vuitton S.A.	325,477
2,000	Meiji Dairies Corp	11,395
3,000	Meiji Seika Kaisha Ltd	14,753
7,135		Nestle S.A. (Regd)	1,823,296
2,000		Nichirei Corp	7,766
3,000		Nippon Meat Packers, Inc	34,830
3,000		Nisshin Seifun Group, Inc	31,023
1,300		Nissin Food Products Co Ltd	33,319
3,185		Orkla ASA	117,153
3,592	v*	Parmalat Finanziaria S.p.A.	-
822		Pernod-Ricard S.A.	131,274
900		Q.P. Corp	7,527
2,495	*	Royal Numico NV	99,662

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

6,536		Sampo Oyj (A Shs)	101,825
6,000		Sapporo Holdings Ltd	28,863
13,415		Scottish & Newcastle plc	111,161
1,853		Singapore Food Industries Ltd	1,184
1,000	*	Snow Brand Milk Products Co Ltd	3,010
996		Suedzucker AG.	20,024
2,000		Takara Holdings, Inc	12,428
8,587		Tate & Lyle plc	73,256
2,000		Toyo Suisan Kaisha Ltd	31,247
47,690		Unilever plc	458,993
1,700		Yakult Honsha Co Ltd	30,621
1,000		Yamazaki Baking Co Ltd	8,611

		TOTAL FOOD AND KINDRED PRODUCTS	6,258,412

FOOD STORES - 1.58%
497		Axfood AB	12,457
9,866		Carrefour S.A.	477,340
545		Casino Guichard-Perrachon S.A.	38,215
19,530		Coles Myer Ltd	137,475
293		Colruyt S.A. Rts	39,960
1,171		Delhaize Group	70,166
1,200		FamilyMart Co Ltd	34,379
5,600		Ito-Yokado Co Ltd	184,853
353		Jeronimo Martins SGPS S.A.	5,067
1,100		Lawson, Inc	38,302
27,446	*	Royal Ahold NV	224,937
6,100		Seven-Eleven Japan Co Ltd	168,948
137,463		Tesco plc	783,458
3,000		UNY Co Ltd	34,020
18,447		Woolworths Ltd	231,499

		TOTAL FOOD STORES	2,481,076

FURNITURE AND FIXTURES - 0.04%
6,191		MFI Furniture Group plc	12,290
561		Neopost S.A.	49,378

		TOTAL FURNITURE AND FIXTURES	61,668

FURNITURE AND HOMEFURNISHINGS STORES - 0.28%
55,000		Hitachi Ltd	332,848
250		Nitori Co Ltd	17,905
800		Shimachu Co Ltd	20,112
1,300		Yamada Denki Co Ltd	74,720

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	445,585

GENERAL BUILDING CONTRACTORS - 0.70%
3,000		Allgreen Properties Ltd	2,058
5,497		Amec plc	32,419
4,001		Barratt Developments plc	51,315
1,896		Bellway plc	29,279
1,186	*	Berkeley Group Holdings plc	19,451

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

3,327	Bouygues S.A.	$137,591
2,000	Chiyoda Corp	24,687
1,600	Daito Trust Construction Co Ltd	59,802
10,000	Daiwa House Industry Co Ltd	114,036
7,641	Fletcher Building Ltd	36,607
532	Imerys S.A.	36,642
2,185	Leighton Holdings Ltd	19,085
1,426	NH Hoteles S.A.	19,546
2,000	Nishimatsu Construction Co Ltd	7,203
9,000	Obayashi Corp	48,217
4,555	Persimmon plc	63,624
8,000	Shimizu Corp	37,105
6,175	Skanska AB (B Shs)	76,117
7,000	Sumitomo Realty & Development Co Ltd	78,012
14,000	Taisei Corp	47,058
9,482	Taylor Woodrow plc	57,216
950	Titan Cement Co S.A.	29,251
4,000	Toda Corp	17,044
6,508	Wimpey (George) plc	51,084

	TOTAL GENERAL BUILDING CONTRACTORS	1,094,449

GENERAL MERCHANDISE STORES - 0.68%
11,700		Aeon Co Ltd	178,106
200	*	Daiei, Inc	3,120
3,000		Daimaru, Inc	26,497
14,000		Giordano International Ltd	9,620
8,864	*	Hagemeyer NV	20,941
1,000		Hankyu Department Stores, Inc	6,318
2,800		Isetan Co Ltd	35,058
974	*	KarstadtQuelle AG.	12,961
991		Kesko Oyj (B Shs)	24,881
39,038		Kingfisher plc	171,338
27,436		Marks & Spencer Group plc	176,781
5,300		Marui Co Ltd	71,228
2,431		Metro AG.	120,430
7,000		Mitsukoshi Ltd	31,453
1,122		Pinault-Printemps-Redoute S.A.	115,483
15,644		Sonae SPGS S.A.	21,553
5,000		Takashimaya Co Ltd	44,644
1,000		Warehouse Group Ltd	2,779
8,756	*	Waterford Wedgwood plc (Units)	617
5,571	*	Waterford Wedgwood plc Rts	7

		TOTAL GENERAL MERCHANDISE STORES	1,073,815

HEALTH SERVICES - 0.17%
1,252	*	Capio AB	18,420
475		Coloplast a/s (B Shs)	27,549
7,013		DCA Group Ltd	20,203
492	*	Elekta AB	20,397
2,668		Getinge AB (B Shs)	36,314
2,593		Intertek Group plc	32,549
10,688		Mayne Group Ltd	38,481

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

200		Nichii Gakkan Co	$4,871
4,000		Parkway Holdings Ltd	4,447
4,077		Sonic Healthcare Ltd	38,941
129		Straumann Holding AG.	26,856

		TOTAL HEALTH SERVICES	269,028

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.60%
3,858		Abertis Infraestructuras S.A.	98,130
4,411		ACS Actividades Cons y Servicios S.A.	123,268
1,673		Autoroutes du Sud de La France	95,645
6,980		Balfour Beatty plc	41,250
6,001		Brisa-Auto Estradas de Portugal S.A.	47,161
762		Fomento de Construcciones y Contratas S.A.	42,866
1,052		Grupo Ferrovial S.A.	67,719
678		Hellenic Technodomiki Tev S.A.	3,405
600	*	Hopewell Highway Infrastructure Ltd	107
4,000		JGC Corp	49,026
14,000		Kajima Corp	51,591
11,067		Multiplex Group	24,312
2,000		Okumura Corp	11,296
629		Technical Olympic S.A.	3,780
13,947		Transurban Group	78,885
82	*	VA Technologie AG.	6,330
2,428		Vinci S.A.	201,859

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	946,630

HOLDING AND OTHER INVESTMENT OFFICES - 2.37%
2,000		CapitaCommercial Trust	1,788
5,000		CapitaMall Trust	7,047
643		Castellum AB	26,173
8,700		Compagnie Financiere Richemont AG. (Units) (A Shs)	291,805
729		Corio NV	40,628
1,207		Great Portland Estates plc	7,561
39,000		Hutchison Whampoa Ltd	350,914
5,334	*	IMMOFINANZ Immobilien Anlagen AG.	48,869
6,944		ING Industrial Fund	11,043
24,045		Investa Property Group	35,484
27,300		iShares MSCI EAFE Index Fund	1,430,247
5		Japan Real Estate Investment Corp	42,505
5		Japan Retail Fund Investment Corp	42,933
10,800		JFE Holdings, Inc	265,674
7,783		Land Securities Group plc	193,342
5,980		Lend Lease Corp Ltd	59,005
4,313		London Stock Exchange plc	37,997
6,000		Macquarie Communications Infrastructure Group	28,754
38,114		Macquarie Infrastructure Group	120,243
6		Nippon Building Fund, Inc	54,143
147		Nobel Biocare Holding AG.	29,781
20,000		Noble Group Ltd	17,127
4		NTT Urban Development Corp	16,351
624		PSP Swiss Property AG.	27,092
747		Rodamco Europe NV	61,207
2,164		Schroders plc	29,282
12,331		SCOR	24,803
4,600		Softbank Corp	179,396
423	v	Stockland (New)	1,802

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

20,000		Sumitomo Corp	$159,614
10,000		Suntec Real Estate Investment Trust	7,218
346		Wereldhave NV	36,886
1,375		Wihlborgs Fastigheter AB	29,934

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,716,648

HOTELS AND OTHER LODGING PLACES - 0.35%
3,271		Accor S.A.	153,011
5,168		Aristocrat Leisure Ltd	45,470
26,289		Hilton Group plc	134,453
740		Hyatt Regency S.A.	8,079
7,709		Intercontinental Hotels Group plc	97,120
548		Lottomatica S.p.A.	17,821
1,000		Overseas Union Enterprise Ltd	5,386
801		Paddy Power plc	13,679
16,153		Shangri-La Asia Ltd	24,936
6,530		Sky City Entertainment Group Ltd	20,277
2,121		UNiTAB Ltd	22,979

		TOTAL HOTELS AND OTHER LODGING PLACES	543,211

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.31%
1,996		Aggreko plc	6,591
1,396		Alfa Laval AB	20,162
6,000		Amada Co Ltd	40,674
2,000		Amano Corp	23,784
163		Andritz AG.	15,557
5,920		Atlas Copco AB (A Shares)	93,524
4,083		Atlas Copco AB (B Shares)	58,547
450		Creative Technology Ltd	2,942
4,300		Daikin Industries Ltd	107,203
5,000		Dainippon Screen Manufacturing Co Ltd	33,500
31,872		Dixons Group plc	89,382
359		East Asiatic Co Ltd a/s	25,350
2,000		Ebara Corp	7,667
5,191		FKI plc	9,024
231		FLSmidth & Co a/s (B Shs)	4,675
6,705		Futuris Corp Ltd	9,289
2,000		Glory Ltd	31,999
916		Heidelberger Druckmaschinen	26,661
1,000		Hitachi Construction Machinery Co Ltd	11,854
247		Hoganas AB (B Shs)	6,615
19,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	27,516
126		KCI Konecranes Oyj	5,373
16,000		Komatsu Ltd	123,732
3,000		Koyo Seiko Co Ltd	40,121
17,000		Kubota Corp	92,874
1,391		Linde AG.	93,672
1,436	*	Logitech International S.A. (Regd)	46,117
1,000		Makita Corp	19,544
7,285		Meggitt plc	36,855
1,703		Metso Oyj	37,074
3,000		Minebea Co Ltd	12,083

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

53,000		Mitsubishi Heavy Industries Ltd	$138,431
400		Mori Seiki Co Ltd	4,235
900		Nidec Corp	94,956
7,000		NSK Ltd	35,818
6,000		NTN Corp	32,187
852		OCE NV	12,539
3,500		Omron Corp	76,999
79		Rieter Holding AG.	21,862
743,500		Rolls-Royce Group plc (B Shs)	1,339
2,810		Sagem S.A.	58,073
1,000		Sanden Corp	4,200
3,514		Sandvik AB	130,342
1,583		Scania AB	58,272
110		SIG Holding AG.	24,870
6,236		SKF AB	63,477
8,000		Texwinca Holdings Ltd	6,619
1,500		THK Co Ltd	30,848
2,769	*	Vestas Wind Systems a/s	45,830
977		Wartsila Oyj (B Shs)	28,184
277		Wincor Nixdorf AG.	22,627

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,051,669

INSTRUMENTS AND RELATED PRODUCTS - 1.74%
13,400		Canon, Inc	702,989
3,300		Casio Computer Co Ltd	42,961
4,600		Citizen Watch Co Ltd	41,513
905		Cochlear Ltd	26,969
1,627		Essilor International S.A.	111,011
3,200		Fanuc Ltd	202,609
753		Fresenius Medical Care AG.	64,160
8,700		Fuji Photo Film Co Ltd	281,415
2,923		Gambro AB (A Shs)	39,040
1,612		Gambro AB (B Shs)	21,536
5,823		IMI plc	43,399
94,432	*	Invensys plc	17,694
500		Keyence Corp	111,565
8,000		Konica Corp	74,420
2,275		Luxottica Group S.p.A.	47,027
4,000		Nikon Corp	45,060
233		Nobel Biocare Holding AG. (Stockholm)	46,964
3,000		Olympus Corp	57,444
59,000		PCCW Ltd	36,812
909	*	Petroleum Geo-Services ASA	21,898
709		Phonak Holding AG.	26,555
613		Prosafe ASA	18,341
12,000		Ricoh Co Ltd	186,993
15,641		Smith & Nephew plc	153,834
24,000	*	STATS ChipPAC Ltd	17,115
766		Synthes, Inc	83,972
302		The Swatch Group AG. (Br)	42,308
2,290		The Swatch Group AG. (Regd)	65,321
2,000		Ushio, Inc	35,520
455	*	William Demant Holding	22,622
3,500		Yokogawa Electric Corp	43,022

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,732,089

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
1,146		MLP AG.	$21,439

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	21,439

INSURANCE CARRIERS - 4.52%
7,758		Alleanza Assicurazioni S.p.A.	84,181
6,118		Allianz AG. (Regd)	699,821
32,851		AMP Ltd	161,363
16,877		Assicurazioni Generali S.p.A.	526,029
41,983		Aviva plc	466,367
25,372		AXA	631,953
15,280		AXA Asia Pacific Holdings Ltd	50,980
3,494		Britannic Group plc	32,144
577		CNP Assurances	36,843
1,792		Corporacion Mapfre S.A.	26,770
31,536		Friends Provident plc	102,561
32,832		ING Groep NV	923,197
26,547		Insurance Australia Group Ltd	121,175
114,929		Legal & General Group plc	236,024
3,979		Liberty International plc	68,963
4,233		Mediolanum S.p.A.	26,372
28		Millea Holdings, Inc	375,851
22,000		Mitsui Sumitomo Insurance Co Ltd	197,011
3,164		Muenchener Rueckver AG. (Regd)	335,484
462		Pohjola Group plc (D Shs)	6,707
41,181		Prudential plc	365,069
13,234		QBE Insurance Group Ltd	161,159
5,031		RAS S.p.A.	97,816
48,472		Royal & Sun Alliance Insurance Group plc	72,555
86		Schindler Holding AG. (Pt Cert)	31,012
17,070		Skandia Forsakrings AB	93,777
13,000		Sompo Japan Insurance, Inc	130,654
3,941		Storebrand ASA	36,750
5,548		Swiss Reinsurance Co (Regd)	340,304
4,100		T&D Holdings, Inc	192,150
314	*	Topdanmark a/s	22,875
2,422	*	Tower Ltd	3,611
2,544		Zurich Financial Services AG.	436,484

		TOTAL INSURANCE CARRIERS	7,094,012

LEATHER AND LEATHER PRODUCTS - 0.02%
11,000		Yue Yuen Industrial Holdings	33,562

		TOTAL LEATHER AND LEATHER PRODUCTS	33,562

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.48%
19		Central Japan Railway Co	146,693
59		East Japan Railway Co	302,835
9,000		Keio Electric Railway Co Ltd	48,544

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

22,620	MTR Corp	$43,507
8,000	SMRT Corp Ltd	5,580
5,375	Veolia Environnement	201,282

	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	748,441

LUMBER AND WOOD PRODUCTS - 0.07%
880		Holmen AB (B Shs)	23,732
9,000		Sekisui House Ltd	90,534
332		Tenon Ltd	924

		TOTAL LUMBER AND WOOD PRODUCTS	115,190

MEMBERSHIP ORGANIZATIONS - 0.01%
3,619	*	Filtrona plc	15,763

		TOTAL MEMBERSHIP ORGANIZATIONS	15,763

METAL MINING - 0.72%
19,349		Alumina Ltd	81,805
4,203		Iluka Resources Ltd	24,028
3,600		Johnson Matthey plc	68,660
16,000		Mitsubishi Materials Corp	37,612
10,000		Mitsui Mining & Smelting Co Ltd	46,767
4,000		Nippon Light Metal Co Ltd	9,442
1,510		Outokumpu Oyj	19,448
5,190		Rio Tinto Ltd	176,320
18,892		Rio Tinto plc	575,514
8,000		Sumitomo Metal Mining Co Ltd	54,524
403		Umicore	32,262

		TOTAL METAL MINING	1,126,382

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.58%
300		Aderans Co Ltd	7,091
1,190		Amer Sports Corp	22,615
25,106		Anglo American plc	587,344
1,400		Bandai Co Ltd	28,220
2,224		Bulgari S.p.A.	24,871
1,700		Nintendo Co Ltd	177,439
189	*	RHI AG.	5,143
546		Societe BIC S.A.	32,567
61		Sulzer AG. (Regd)	25,128

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	910,418

MISCELLANEOUS RETAIL - 0.48%
400		Circle K Sunkus Co Ltd	8,992
116		Folli-Follie S.A. (Regd)	3,397
17,507		GUS plc	275,558
500		Hikari Tsushin, Inc	35,748
6,616		HMV Group plc	27,951

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

8		Index Corp	$24,154
900		Matsumotokiyoshi Co Ltd	24,520
4,365		Next plc	117,692
12,500		Nippon Mining Holdings, Inc	70,728
8,335		Pacific Brands Ltd	14,352
600		Ryohin Keikaku Co Ltd	29,574
28,784		Signet Group plc	55,970
2,020		Travis Perkins plc	62,762

		TOTAL MISCELLANEOUS RETAIL	751,398

MOTION PICTURES - 0.07%
799	*	Premiere AG.	27,665
10,016		Rank Group plc	48,131
2,200		Toho Co Ltd	31,662

		TOTAL MOTION PICTURES	107,458

NONDEPOSITORY INSTITUTIONS - 1.65%
1,200		Acom Co Ltd	76,544
24,507		Aegon NV	315,708
1,200		Aiful Corp	89,302
1,916	*	Australian Wealth Management Ltd	1,665
5,722		Cattles plc	31,530
10	v*	CFS Gandel Retail Trust (New)	13
2,300		Credit Saison Co Ltd	76,196
567		D Carnegie AB	6,701
69,092		HBOS plc	1,062,708
500		Hitachi Capital Corp	9,860
2,174		Hypo Real Estate Holding	82,364
8,158		ICAP plc	43,318
4,491		Irish Life & Permanent plc	78,578
7,788		Mediobanca S.p.A.	145,618
1,400		ORIX Corp	209,236
639		Perpetual Trustees Australia Ltd	27,884
1,450		Promise Co Ltd	92,654
4,251		Provident Financial plc	54,665
200		SFCG Co Ltd	46,720
2,378		SFE Corp Ltd	19,246
1,850		Takefuji Corp	124,626

		TOTAL NONDEPOSITORY INSTITUTIONS	2,595,136

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
4,000	Dowa Mining Co Ltd	26,539

	TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	26,539

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

OIL AND GAS EXTRACTION - 1.67%
1,152		Groupe Bruxelles Lambert S.A.	$99,633
545		IHC Caland NV	37,330
6		INPEX Corp	33,732
2,786	*	Lundin Petroleum AB	23,910
2,283	*	Neste Oil Oyj	59,148
275		OMV AG.	119,699
13,015		Origin Energy Ltd	75,297
170,037		Shell Transport & Trading Co plc	1,647,096
321		Smedvig ASA	6,474
11,609		Statoil ASA	236,239
3,190	*	Stolt Offshore S.A.	28,918
1,538		Technip S.A.	71,384
8,377		Woodside Petroleum Ltd	186,323

		TOTAL OIL AND GAS EXTRACTION	2,625,183

PAPER AND ALLIED PRODUCTS - 0.63%
614		Billerud AB	7,352
2,061		Buhrmann NV	20,296
5,629		Bunzl plc	52,255
6,729		Carter Holt Harvey Ltd	10,631
3,135		De La Rue plc	22,766
42		Mayr-Melnhof Karton AG.	5,812
1,000		Mitsubishi Paper Mills Ltd	1,321
4,000		NGK Insulators Ltd	38,809
17		Nippon Paper Group, Inc	62,248
1,775		Norske Skogindustrier ASA	29,102
13,000		OJI Paper Co Ltd	67,654
9,075		Rexam plc	78,141
10,421		Stora Enso Oyj (R Shs)	132,692
3,243		Svenska Cellulosa AB (B Shs)	103,649
3,444		TDC a/s	147,505
600		Uni-Charm Corp	24,123
9,277		UPM-Kymmene Oyj	177,630

		TOTAL PAPER AND ALLIED PRODUCTS	981,986

PERSONAL SERVICES - 0.02%
3,450		Davis Service Group plc	28,026

		TOTAL PERSONAL SERVICES	28,026

PETROLEUM AND COAL PRODUCTS - 6.97%
204,586		BP plc	2,128,524
29,027		BP plc (Spon ADR)	1,810,704
45,680		ENI S.p.A.	1,174,215
5,691		Fortum Oyj	91,290
1,915		Hellenic Petroleum S.A.	20,456
22,000		Nippon Oil Corp	148,997
2,529		Norsk Hydro ASA	229,776
3,690		Premier Farnell plc	10,682
16,205		Repsol YPF S.A.	411,421
36,628		Royal Dutch Petroleum Co	2,382,129
9,755		Santos Ltd	83,807
2,500		Showa Shell Sekiyu KK	25,018

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

2,000		Teikoku Oil Co Ltd	$14,825
5,000		TonenGeneral Sekiyu KK	54,039
10,110		Total S.A.	2,366,674

		TOTAL PETROLEUM AND COAL PRODUCTS	10,952,557

PRIMARY METAL INDUSTRIES - 1.77%
3,071		Acerinox S.A.	41,752
75		Aluminum of Greece S.A.I.C.	1,305
9,060		Arcelor	176,822
239		Bekaert S.A.	17,952
63,533		BHP Billiton Ltd	868,789
43,655		BHP Billiton plc	556,735
12,488		BlueScope Steel Ltd	77,684
66,544	*	Corus Group plc	49,698
403		Cumerio	6,928
7,000		Daido Steel Co Ltd	31,346
47,000		Kobe Steel Ltd	88,094
5,487		Newcrest Mining Ltd	72,293
103,000		Nippon Steel Corp	238,267
13,000		Nisshin Steel Co Ltd	32,509
296		NKT Holding a/s	11,084
9,474		OneSteel Ltd	19,007
1,450		Rautaruukki Oyj	21,639
1,196		Ssab Svenskt Stal AB (Series A)	27,496
232		Ssab Svenskt Stal AB (Series B)	5,102
8,000		Sumitomo Heavy Industries Ltd	38,316
79,000		Sumitomo Metal Industries Ltd	134,345
6,045		ThyssenKrupp AG.	104,551
3,000		Tokyo Steel Manufacturing Co Ltd	37,678
1,297		Trelleborg AB (B Shs)	19,191
2,528		TUI AG.	62,498
847		Viohalco S.A.	5,445
429		Voestalpine AG.	30,053

		TOTAL PRIMARY METAL INDUSTRIES	2,776,579

PRINTING AND PUBLISHING - 1.16%
5,228		APN News & Media Ltd	20,427
2,051		Arnoldo Mondadori Editore S.p.A.	19,509
12,000		Dai Nippon Printing Co Ltd	192,561
5,027		Daily Mail & General Trust plc	59,096
4,232		Emap plc	58,865
2,636		Eniro AB	29,951
2,999		Gruppo Editoriale L'Espresso S.p.A.	16,353
9,280		Independent News & Media plc	28,642
15,364		John Fairfax Holdings Ltd	50,240
2,111		Lagardere S.C.A.	156,002
13,346		Pearson plc	156,833
1,323		Promotora de Informaciones S.A. (PRISA)	25,605
12,411		Reed Elsevier NV	172,774
22,548		Reed Elsevier plc	215,450
826		Schibsted ASA	22,690
8,000		SCMP Group Ltd	3,494
27,000		Singapore Press Holdings Ltd	68,687
13,330	*	Telecom Italia Media S.p.A.	6,406
2,762		Telefonica Publicidad e Informacion S.A.	24,081

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

10,000		Toppan Printing Co Ltd	105,544
4,920		Trinity Mirror plc	54,355
4,613		United Business Media PLC	40,971
4,096		VNU NV	114,057
4,901		Wolters Kluwer NV	93,585
11,679		Yell Group plc	88,835

		TOTAL PRINTING AND PUBLISHING	1,825,013

RAILROAD TRANSPORTATION - 0.32%
16,127		Brambles Industries Ltd	99,998
12,062		Brambles Industries plc	65,877
6,625		Firstgroup plc	39,020
8,000		Keihin Electric Express Railway Co Ltd	48,886
25,000		Kintetsu Corp	76,073
14,000		Nippon Express Co Ltd	60,582
11,000		Odakyu Electric Railway Co Ltd	58,177
13,000		Tobu Railway Co Ltd	47,044

		TOTAL RAILROAD TRANSPORTATION	495,657

REAL ESTATE - 1.83%
15,500		Ascendas Real Estate Investment Trust	20,277
2,085		Bovis Homes Group plc	26,499
8,636		British Land Co plc	135,355
4,525		Brixton plc	28,841
18,000		CapitaLand Ltd	25,325
12,775		Centro Properties Group (New)	57,192
24,589		CFS Gandel Retail Trust	31,354
26,000		Cheung Kong Holdings Ltd	252,104
10,000		City Developments Ltd	44,330
400	*	City Developments Ltd Wts 05/10/06	1,197
46		Cofinimmo	7,212
22,279		Commonwealth Property Office Fund	21,432
40,771		DB RREEF Trust	42,294
144		Gecina S.A.	16,383
33,613		General Property Trust	93,375
4,607		Hammerson plc	73,294
31,000		Hang Lung Properties Ltd	45,444
9,498		Harvey Norman Holdings Ltd	18,054
12,000		Henderson Land Development Co Ltd	57,158
9,000		Hopewell Holdings	23,033
10,054		Hysan Development Co Ltd	20,816
539		Inmobiliaria Colonial S.A.	28,712
1,221		IVG Immobilien AG.	22,576
9		Japan Prime Realty Investment Corp	26,650
4,500		Kerry Properties Ltd	9,983
385		Klepierre	36,673
1,900		Leopalace21 Corp	31,532
22,198		Macquarie Goodman Group	69,035
955	*	Meinl European Land Ltd	16,555
35	v*	Metrovacesa S.A.	2,070
879		Metrovacesa S.A.	51,758
743	*	Metrovacesa S.A. Rts	4,030
14,037		Mirvac Group	38,080

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

22,000		Mitsubishi Estate Co Ltd	240,944
16,000		Mitsui Fudosan Co Ltd	178,600
37,514		New World Development Co Ltd	45,791
6		Nomura Real Estate Office Fund, Inc	45,618
1,774		Sacyr Vallehermoso S.A.	41,778
1,000		Singapore Land Ltd	3,339
24,371		Sino Land Co Ltd	25,871
6,969		Slough Estates plc	64,872
20,676		Stockland Trust Group	86,793
24,000		Sun Hung Kai Properties Ltd	235,982
6,000		Tokyo Tatemono Co Ltd	40,104
8,000		Tokyu Land Corp	37,495
794		Unibail	101,896
4,000		United Overseas Land Ltd	5,396
24,522		Westfield Group	330,830
275	*	Wihlborgs Fastigheter AB	6,691
3,500		Wing Tai Holdings Ltd	2,059

		TOTAL REAL ESTATE	2,872,682

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.48%
764		Adidas-Salomon AG.	127,759
12,000		Bridgestone Corp	230,166
2,181		Continental AG.	156,475
2,390		Michelin (C.G.D.E.) (B Shs)	145,190
1,670		Nokian Renkaat Oyj	30,466
43,186		Pirelli & C S.p.A.	44,919
1,000		Sanwa Shutter Corp	5,751
900		Toyoda Gosei Co Ltd	14,458

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	755,184

SECURITY AND COMMODITY BROKERS - 1.52%
10,232		3i Group plc	123,951
12,159		Amvescap plc	72,255
1,712		Australian Stock Exchange Ltd	30,106
2,672	*	Babcock & Brown Ltd	27,984
6,940	*	Challenger Financial Services Group Ltd	16,452
2,134		Close Brothers Group plc	28,096
21,000		Daiwa Securities Group, Inc	129,047
1,770		Deutsche Boerse AG.	137,658
8		E*Trade Securities Co Ltd	24,226
1,628		Euronext NV	55,005
16,000		Hong Kong Exchanges & Clearing Ltd	41,258
28,000		Itochu Corp	140,850
500		Jafco Co Ltd	26,397
3,945		Macquarie Bank Ltd	179,049
5,179		Man Group plc	133,863
21,000		Marubeni Corp	71,666
2,000		Matsui Securities Co Ltd	21,350
22,200		Mitsubishi Corp	300,503
27,000		Mitsui & Co Ltd	254,742
26,000		Nikko Cordial Corp	113,704
32,100		Nomura Holdings, Inc	381,712
1,300	*	OMX AB	14,786

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

90	SBI Holdings, Inc	$30,142
10,000	Shinko Securities Co Ltd	31,486
6,000	Singapore Exchange Ltd	7,490

	TOTAL SECURITY AND COMMODITY BROKERS	2,393,778

SPECIAL TRADE CONTRACTORS - 0.04%
21	eAccess Ltd	14,039
3,630	Grafton Group plc	42,052
1,000	Kinden Corp	7,387

	TOTAL SPECIAL TRADE CONTRACTORS	63,478

STONE, CLAY, AND GLASS PRODUCTS - 1.42%
17,000	Asahi Glass Co Ltd	177,809
9,676	Boral Ltd	47,612
8,280	BPB plc	78,336
2,000	Central Glass Co Ltd	12,473
3,359	Cimpor Cimentos de Portugal S.A.	18,869
5,286	Compagnie de Saint-Gobain	292,506
4,129	CRH plc	108,614
5,256	CRH plc (Ireland)	139,369
15,278	CSR Ltd	31,097
12,176	Hanson plc	116,832
1,247	Heidelberger Zement AG. (Germany)	89,811
3,260	Holcim Ltd (Regd)	198,077
2,000	Hoya Corp	229,982
1,204	Italcementi S.p.A.	18,786
7,650	James Hardie Industries NV	44,047
3,023		Lafarge S.A. (Br)	274,886
5,000		Nippon Sheet Glass Co Ltd	19,492
17,360		Pilkington plc	37,171
16,638		Rinker Group Ltd	176,468
3,000		Sumitomo Osaka Cement Co Ltd	7,945
14,000		Taiheiyo Cement Corp	37,264
4,000		Toto Ltd	31,558
1,051		Wienerberger AG.	48,786

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,237,790

TOBACCO PRODUCTS - 0.26%
4,757		Altadis S.A.	199,099
16		Japan Tobacco, Inc	212,900

		TOTAL TOBACCO PRODUCTS	411,999

TRANSPORTATION BY AIR - 0.64%
2,020		Air France-KLM	30,619
9,000		All Nippon Airways Co Ltd	27,380
14,736		Auckland International Airport Ltd	24,462
18,418		BAA plc	204,153
9,024	*	British Airways plc	42,359
18,000		Cathay Pacific Airways Ltd	32,668
3,816		Deutsche Lufthansa AG. (Regd)	46,648

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

100		Flughafen Wien AG.	$6,492
7,812		Iberia Lineas Aereas de Espana	22,329
11,000		Japan Airlines System Corp	29,610
1	v*	KLM (Royal Dutch Airlines) NV	13
89		Kobenhavns Lufthavne As	21,130
15,498	*	Qantas Airways Ltd	39,670
527	*	Ryanair Holdings plc (Spon ADR)	23,631
15,623		SABMiller plc	243,507
688	*	SAS AB	5,912
10,000		Singapore Airlines Ltd	66,273
15,500		Swire Pacific Ltd (A Shs)	136,629

		TOTAL TRANSPORTATION BY AIR	1,003,485

TRANSPORTATION EQUIPMENT - 4.52%
55,301		BAE Systems plc	283,459
7,624		BBA Group plc	42,158
1,793		Cobham plc	45,427
14,094		DaimlerChrysler AG. (Regd)	570,540
1,054		DaimlerChrysler AG. (U.S.)	42,698
8,800		Denso Corp	200,000
351		DSV a/s	29,779
8,671	*	Fiat S.p.A.	62,841
98,439		Finmeccanica S.p.A.	91,694
3,000		Hino Motors Ltd	17,368
13,900		Honda Motor Co Ltd	683,309
834		Jardine Cycle & Carriage Ltd	6,552
20,000		Kawasaki Heavy Industries Ltd	38,317
10,000		Keppel Corp Ltd	73,818
210	*	Kvaerner ASA	4,158
2,349		MAN AG.	97,312
10,000		Mitsui Engineering & Shipbuilding Co Ltd	19,515
40,400		Nissan Motor Co Ltd	399,757
2,836		Peugeot Citroen S.A.	167,313
3,167		Renault S.A.	278,278
25,253		Rolls-Royce Group plc	129,613
4,000		SembCorp Marine Ltd	6,220
1,100		Shimano, Inc	31,181
14,173		Siemens AG.	1,031,243
9,352		Smiths Group plc	153,527
1,289		Thales S.A.	52,240
12,877		Tomkins plc	60,172
3,300		Toyota Industries Corp	89,780
51,100		Toyota Motor Corp	1,825,189
1,116		Valeo S.A.	50,010
5,392		Volkswagen AG.	245,389
5,525		Volvo AB (B Shs)	224,328
2,900		Yamaha Motor Co Ltd	53,074

		TOTAL TRANSPORTATION EQUIPMENT	7,106,259

TRANSPORTATION SERVICES - 0.29%
179	*	Aker ASA	3,243
5,408		Amadeus Global Travel Distribution S.A. (A Shs)	47,269
3,356		Arriva plc	32,711

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES			VALUE

1,000		Canon Sales Co, Inc	$16,818
631	*	Cargotec Corp	17,624
6,000		Keisei Electric Railway Co Ltd	29,939
47		Kuoni Reisen Holding (Regd)	19,072
10,249		Macquarie Airports	27,847
2,316		National Express Group plc	37,684
9,439		Patrick Corp Ltd	40,083
240		Ship Finance International Ltd	4,538
403	*	Societe des Autoroutes du Nord et de l'Est de la France	21,633
13,705		Stagecoach Group plc	28,987
4,066		Toll Holdings Ltd	40,365
5,000		Toyota Tsusho Corp	81,310

		TOTAL TRANSPORTATION SERVICES	449,123

TRUCKING AND WAREHOUSING - 0.18%
1,000		Mitsubishi Logistics Corp	10,175
2,000		Seino Transportation Co Ltd	18,041
12,000		Singapore Post Ltd	7,075
6,404		TNT NV	162,053
6,000		Yamato Transport Co Ltd	83,040

		TOTAL TRUCKING AND WAREHOUSING	280,384

WATER TRANSPORTATION - 0.62%
21		A.P. Moller-Maersk a/s	199,831
5,217		Associated British Ports Holdings plc	45,950
569		Attica Enterprises Holding S.A.	1,875
2,833		Carnival plc	160,696
310		Compagnie Maritime Belge S.A.	9,668
255		D/S Torm a/s	13,733
377		Euronav NV	11,048
4,904		Exel plc	74,413
930		Frontline Ltd	36,909
4,000		Kamigumi Co Ltd	30,803
7,000		Kawasaki Kisen Kaisha Ltd	41,271
21,000		Mitsui OSK Lines Ltd	128,928
18,000		Nippon Yusen Kabushiki Kaisha	102,992
12,279		Peninsular & Oriental Steam Navigation Co	69,669
676		Stolt-Nielsen S.A.	22,562
1,027		Uponor Oyj	19,974

		TOTAL WATER TRANSPORTATION	970,322

WHOLESALE TRADE-DURABLE GOODS - 0.34%
1,610		AGFA Gevaert NV	44,538
1,000		ANRITSU Corp	6,073
3,267	*	Cookson Group plc	17,811
22		D'ieteren NV	4,549
9,000		Fuji Electric Co Ltd	27,284
1,920		Kingspan Group plc	22,687
330		M.J. Maillis S.A.	1,403
600		Mitsumi Electric Co Ltd	6,156
3,300		Orient Overseas International Ltd	14,377

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - International Equity Index Fund

SHARES		VALUE

400	Sanrio Co Ltd	$4,005
1,678	SembCorp Logistics Ltd	1,711
1,702	SSL International plc	8,611
14,500	Techtronic Industries Co	36,534
2,800	Terumo Corp	80,634
390	USS Co Ltd	24,840
6,773	Wesfarmers Ltd	205,440
628	Zodiac S.A.	33,706

	TOTAL WHOLESALE TRADE-DURABLE GOODS	540,359

WHOLESALE TRADE-NONDURABLE GOODS - 1.50%
4,220	Alliance Unichem plc	64,136
1,170	Altana AG.	66,830
2,364	Billabong International Ltd	24,470
28,375	British American Tobacco plc	546,712
567	Celesio AG.	44,373
1,121	Ciba Specialty Chemicals AG. (Regd)	65,204
3,836	Clariant AG.	50,833
3,199	Fyffes plc	9,566
1,177	H. Lundbeck a/s	29,620
1,867	Iaws Group plc	26,110
12,565	Imperial Tobacco Group plc	337,798
1,248	Inchcape plc	45,896
3,636	Inditex S.A.	93,468
600	Kokuyo Co Ltd	8,086
28,000	Li & Fung Ltd	57,931
298	Oriflame Cosmetics S.A. (SDR)	6,784
7,435	PaperlinX Ltd	16,948
1,600	Santen Pharmaceutical Co Ltd	36,353
5,329	Swedish Match AB	60,467
6,000	Tanabe Seiyaku Co Ltd	57,654
6,000	Tokuyama Corp	42,554
10,137	Unilever NV (Cert)	656,787

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,348,580

	TOTAL COMMON STOCKS	156,347,744
	(Cost $131,688,251)

TOTAL PORTFOLIO - 99.67%	156,572,197
(Cost $131,865,437)

OTHER ASSETS & LIABILITIES, NET - 0.33%	512,779

NET ASSETS - 100.00%	$157,084,976

*	Non-income producing
v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005
SHARES			VALUE

COMMON STOCKS - 99.11%

HOLDING AND OTHER INVESTMENT OFFICES - 86.03%
45,000		Aames Investment Corp	$437,400
443,914		Affordable Residential Communities	5,926,252
10,000		Alexandria Real Estate Equities, Inc	734,500
86,600		AMB Property Corp	3,761,038
214,000		American Financial Realty Trust	3,291,320
82,572		American Land Lease, Inc	1,809,153
325,000		Archstone-Smith Trust	12,551,500
325,000		Ashford Hospitality Trust, Inc	3,510,000
75,000		AvalonBay Communities, Inc	6,060,000
711,281		Bimini Mortgage Management, Inc (Class A)	10,029,062
507,180		BioMed Realty Trust, Inc	12,096,243
170,000		BNP Residential Properties, Inc	2,720,000
163,000		Boston Properties, Inc	11,410,000
70,000		BRE Properties, Inc (Class A)	2,929,500
118,000		Capital Lease Funding, Inc	1,280,300
100,000		Catellus Development Corp	3,280,000
250,000	v*	CBRE Realty Finance, Inc	3,750,000
226,192		Cedar Shopping Centers, Inc	3,336,332
115,000		Centerpoint Properties Trust	4,864,500
634,000	*	Columbia Equity Trust Inc	9,731,900
32,917		Corporate Office Properties Trust	969,406
105,000	v*	Crystal River Capital, Inc	2,625,000
175,000	v*	Deerfield Triarc Capital	2,745,750
1,050,000	*	Deerfield Triarc Capital Corp	16,474,500
200,000		Developers Diversified Realty Corp	9,192,000
1,630,939		Diamondrock Hospitality Co	18,429,611
175,000	v*	Diamondrock Hospitality Co	1,750,000
225,000		Duke Realty Corp	7,123,500
174,218		Eagle Hospitality Properties Trust, Inc	1,587,126
1,300,000		ECC Capital Corp	8,658,000
50,000		Equity One, Inc	1,135,000
290,631		Equity Residential	10,701,033
50,000		Essex Property Trust, Inc	4,153,000
674,909		Extra Space Storage, Inc	9,671,446
29,000		Federal Realty Investment Trust	1,711,000
400,000		Feldman Mall Properties, Inc	5,580,000
255,897		General Growth Properties, Inc	10,514,808
30,000		Global Signal, Inc	1,129,500
400,000	v	Gramercy Capital	9,784,000
140,000	v*	GSC Capital Corp	3,500,000
507,825		Hersha Hospitality Trust	4,844,651
80,000		Home Properties, Inc	3,441,600
500,000		HomeBanc Corp	4,545,000
555,000		Host Marriott Corp	9,712,500
178,000		Innkeepers U.S.A. Trust	2,659,320
100,000		iStar Financial, Inc	4,159,000
175,000	v*	JER Investors Trust, Inc	2,625,000
150,000		Kimco Realty Corp	8,836,500
87,500	v*	KKR Financial Corp	2,187,500
848,000	*	KKR Financial Corp	21,200,000
124,000		LaSalle Hotel Properties	4,068,440
28,000		Liberty Property Trust	1,240,680
105,000		Macerich Co	7,040,250
74,000		Mack-Cali Realty Corp	3,352,200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

SHARES			VALUE

125,000		Mills Corp	$7,598,750
870,000		Monmouth REIT (Class A)	7,264,500
420,000		MortgageIT Holdings, Inc	7,665,000
105,000	*	New Century Financial Corp	2,656,500
205,000		Newcastle Investment Corp	6,180,750
35,000		NorthStar Realty Finance Corp	367,150
270,000		Novastar Financial, Inc	10,570,500
220,000	v*	Origen Financial Co	2,200,000
99,261		Origen Financial, Inc	734,531
75,000		Pan Pacific Retail Properties, Inc	4,978,500
220,000	v*	People's Choice Financial	2,200,000
380,000		Prologis	15,291,200
176,000		Public Storage, Inc	11,132,000
97,000		Ramco-Gershenson Properties	2,840,160
270,000		Reckson Associates Realty Corp	9,058,500
57,069		Regency Centers Corp	3,264,347
222,000		Simon Property Group, Inc	16,092,780
448,055		Sizeler Property Investors	5,914,326
9,675		SL Green Realty Corp	624,038
225,000	v*	Spirit Financial Corp	2,643,750
230,000		Sunset Financial Resources, Inc	2,178,100
427,413		Sunstone Hotel Investors, Inc	10,369,039
214,000		United Dominion Realty Trust, Inc	5,146,700
40,000		Ventas, Inc	1,208,000
180,472		Vornado Realty Trust	14,509,948

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	463,545,390

HOTELS AND OTHER LODGING PLACES - 11.29%
155,000	*	Fairmont Hotels & Resorts	5,398,650
298,000	*	Great Wolf Resorts, Inc	6,091,120
350,000		Hilton Hotels Corp	8,347,500
223,273	*	Interstate Hotels & Resorts, Inc	1,096,270
2,652,345	*	Jameson Inns, Inc	6,126,917
174,831	*	La Quinta Corp	1,631,173
650,000	*	Lodgian, Inc	6,675,500
435,000		Starwood Hotels & Resorts Worldwide, Inc	25,477,950

		TOTAL HOTELS AND OTHER LODGING PLACES	60,845,080

REAL ESTATE - 1.79%
310,000	v	Asset Capital Corp	2,635,000
200,000	*	Brookfield Properties Corp	5,760,000
100,000		Thomas Properties Group, Inc	1,251,000

		TOTAL REAL ESTATE	9,646,000

		TOTAL COMMON STOCKS	534,036,470
		(Cost $493,910,250)

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Real Estate Securities Fund

PRINCIPAL			VALUE

SHORT-TERM INVESTMENTS - 2.65%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.65%
$14,300,000		Federal Home Loan Bank (FHLB) 2.950%, 07/01/05	$14,300,000

		TOTAL SHORT-TERM INVESTMENTS	14,300,000
		(Cost $14,300,000)

		TOTAL PORTFOLIO - 101.76%	548,336,470
		(Cost $508,210,250)

		OTHER ASSETS & LIABILITIES, NET - (1.76)%	(9,495,244)

		NET ASSETS - 100.00%	$538,841,226

	*	Non-income producing
	v	Security valued at fair value.

		For ease of presentation, we have grouped a number of industry classification categories together in
		the Statement of Investments. Note that the Funds use more specific industry categories in following
		their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
SOCIAL CHOICE EQUITY FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

SHARES			VALUE

COMMON STOCKS - 99.79%

AMUSEMENT AND RECREATION SERVICES - 0.03%
500		International Speedway Corp (Class A)	$28,130
700	*	Sunterra Corp	11,347

		TOTAL AMUSEMENT AND RECREATION SERVICES	39,477

APPAREL AND ACCESSORY STORES - 0.74%
1,800		American Eagle Outfitters, Inc	55,170
400		Bebe Stores, Inc	10,588
2,200	*	Chico's FAS, Inc	75,416
2,300		Foot Locker, Inc	62,606
12,200		Gap, Inc	240,950
5,643	*	Kohl's Corp	315,500
7,036		Limited Brands, Inc	150,711
2,000		Nordstrom, Inc	135,940
600		Oshkosh B'gosh, Inc (Class A)	15,594
1,500		Ross Stores, Inc	43,365
861	*	Wilsons The Leather Experts, Inc	5,717

		TOTAL APPAREL AND ACCESSORY STORES	1,111,557

APPAREL AND OTHER TEXTILE PRODUCTS - 0.07%
100	*	Columbia Sportswear Co	4,939
1,100	*	Hartmarx Corp	11,077
400		Kellwood Co	10,760
1,076		Liz Claiborne, Inc	42,782
100		Phillips-Van Heusen Corp	3,269
1,500		Russell Corp	30,675

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	103,502

AUTO REPAIR, SERVICES AND PARKING - 0.02%
400		Bandag, Inc	18,420
160		Central Parking Corp	2,200
161	*	Midas, Inc	3,703
200		Ryder System, Inc	7,320

		TOTAL AUTO REPAIR, SERVICES AND PARKING	31,643

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.06%
500	*	Autozone, Inc	46,230
1,102	*	Carmax, Inc	29,368
500	*	Copart, Inc	11,900

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	87,498

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.39%
200		Fastenal Co	$12,252
33,600		Home Depot, Inc	1,307,040
13,100		Lowe's Cos	762,682

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	2,081,974

BUSINESS SERVICES - 6.47%
3,800	*	3Com Corp	13,832
6,950		Adobe Systems, Inc	198,909
800	*	Akamai Technologies, Inc	10,504
546	*	Arbinet-thexchange Inc	3,658
3,095	*	Ariba, Inc	17,951
900	*	Aspect Communications Corp	10,107
200	*	Aspen Technology, Inc	1,040
1,070	*	Audible Inc	18,586
3,781	*	Autobytel, Inc	18,262
2,200	*	Autodesk, Inc	75,614
16,300		Automatic Data Processing, Inc	684,111
798	*	Bankrate Inc	16,072
1,600	*	BEA Systems, Inc	14,048
700	*	Bisys Group, Inc	10,458
521	*	Blue Coat Systems, Inc	15,567
1,000	*	BMC Software, Inc	17,950
1,600	*	Cadence Design Systems, Inc	21,856
1,700	*	Ceridian Corp	33,116
1,000	*	Checkfree Corp	34,060
559	*	Ciber, Inc	4,461
500	*	Citrix Systems, Inc	10,830
1,115	*	Click Commerce Inc	25,612
10,562	*	CMGI, Inc	19,962
1,100	*	CNET Networks, Inc	12,914
3,269	*	Cogent Communications Group Inc	21,706
2,034	*	Cognizant Technology Solutions Corp	95,862
2,385	*	Compuware Corp	17,148
1,500	*	Convergys Corp	21,330
200	*	CSG Systems International, Inc	3,796
100		Deluxe Corp	4,060
300	*	DST Systems, Inc	14,040
100	*	Earthlink, Inc	866
15,600	*	eBay, Inc	514,956
500	*	eFunds Corp	8,995
3,814	*	Electronic Arts, Inc	215,911
11,512		Electronic Data Systems Corp	221,606
300	*	Equinix, Inc	13,002
600	*	F5 Networks, Inc	28,341
300		Fair Isaac Corp	10,950
400	*	First Advantage Corp	9,324
4,100	*	Fiserv, Inc	176,095
130	*	Gartner, Inc (Class B)	1,377
615	*	Getty Images, Inc	45,670
2,112	*	Google, Inc (Class A)	621,245
700		Henry (Jack) & Associates, Inc	12,817
1,385	*	iGate Corp	4,958
3,688		IMS Health, Inc	91,352
4,100	*	Innovative Solutions & Support, Inc	137,637

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

500	*	Internet Security Systems, Inc	$10,145
380	*	Intrado, Inc	5,685
1,600	*	Intuit, Inc	72,176
1,900	*	Ipass, Inc	11,514
1,849	*	Iron Mountain, Inc	57,356
2,663	*	iVillage, Inc	15,925
5,369	*	Juniper Networks, Inc	135,191
258	*	Jupitermedia Corp	4,420
1,300	*	Lamar Advertising Co	55,601
1,662	*	Lionbridge Technologies	11,268
1,290	*	Macromedia, Inc	49,304
1,100		Manpower, Inc	43,758
1,100	*	Marchex, Inc	16,544
1,955	*	Matrixone, Inc	9,775
400	*	Mercury Interactive Corp	15,344
130,677		Microsoft Corp	3,246,017
1,615	*	Monster Worldwide, Inc	46,318
900	*	MPS Group, Inc	8,478
500	*	NDCHealth Corp	8,985
1,078	*	NIC, Inc	4,980
3,000	*	Novell, Inc	18,600
4,400		Omnicom Group, Inc	351,384
57,000	*	Oracle Corp	752,400
1,114	*	Packeteer, Inc	15,707
700	*	Perot Systems Corp (Class A)	9,954
1,500	*	Pixar	75,075
1,200	*	Red Hat, Inc	15,720
2,193		Robert Half International, Inc	54,759
3,400		Siebel Systems, Inc	30,260
1,308	*	Spherion Corp	8,633
600		Startek, Inc	9,852
45,200	*	Sun Microsystems, Inc	168,596
5,000	*	SunGard Data Systems, Inc	175,850
1,200	*	Sykes Enterprises, Inc	11,376
7,900	*	Symantec Corp	171,746
600	*	Synopsys, Inc	10,002
500	*	TeleTech Holdings, Inc	4,075
1,800		Total System Services, Inc	43,380
400	*	Travelzoo, Inc	13,132
397	*	Trizetto Group, Inc	5,562
600	*	Unisys Corp	3,798
1,695		United Online, Inc	18,408
600	*	United Rentals, Inc	12,126
700	*	Universal Compression Holdings, Inc	25,368
999	*	Vasco Data Security International	9,690
3,900	*	VeriSign, Inc	112,164
5,254	*	Veritas Software Corp	128,198
600	*	WebEx Communications, Inc	15,846

		TOTAL BUSINESS SERVICES	9,682,969

CHEMICALS AND ALLIED PRODUCTS - 8.22%
9,030	*	Aastrom Biosciences Inc	28,264
622	*	Abgenix, Inc	5,337
300	*	Adolor Corp	2,775
10,000		Air Products & Chemicals, Inc	603,000

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

100	*	Alexion Pharmaceuticals, Inc	$2,304
300	*	Alkermes, Inc	3,966
800	*	American Pharmaceutical Partners, Inc	33,000
23,724	*	Amgen, Inc	1,434,353
677	*	Arena Pharmaceuticals, Inc	4,617
694	*	Array Biopharma, Inc	4,372
505	*	Atherogenics, Inc	8,070
3,500		Avery Dennison Corp	185,360
7,200		Avon Products, Inc	272,520
2,825	*	Barr Pharmaceuticals, Inc	137,690
2,722	*	Benthley Pharmaceuticals, Inc	29,806
4,400	*	Bioenvision, Inc	32,032
4,411	*	Biogen Idec, Inc	151,959
1,300	*	BioMarin Pharmaceutical, Inc	9,737
1,300	*	Bone Care International, Inc	42,861
800		Cabot Corp	26,400
2,026	*	Cell Genesys, Inc	10,839
4,105	*	Cell Therapeutics, Inc	11,125
900	*	Cephalon, Inc	35,829
300	*	Charles River Laboratories International, Inc	14,475
1,301	*	Chattem, Inc	53,861
1,600		Clorox Co	89,152
9,600		Colgate-Palmolive Co	479,136
632	*	Cotherix Inc	6,440
400	*	Cubist Pharmaceuticals, Inc	5,268
4,200	*	Curis, Inc	16,380
400	*	Cypress Bioscience, Inc	5,280
600		Dade Behring Holdings, Inc	39,006
3,780	*	Dendreon Corp	19,769
500		Diagnostic Products Corp	23,665
282	*	Digene Corp	7,806
1,376	*	Dov Pharmaceutical, Inc	25,676
6,334	*	Durect Corp	32,240
800	*	Dusa Pharmaceuticals, Inc	7,440
6,600		Ecolab, Inc	213,576
563	*	Encysive Pharmaceuticals, Inc	6,086
5,100		Engelhard Corp	145,605
2,200	*	Eon Labs, Inc	67,408
300	*	EPIX Pharmaceuticals, Inc	2,655
1,200	*	First Horizon Pharmaceutical	22,848
8,035	*	Forest Laboratories, Inc	312,160
5,201	*	Genzyme Corp	312,528
500	*	Geron Corp	3,870
8,914	*	Gilead Sciences, Inc	392,127
16,900		Gillette Co	855,647
300		H.B. Fuller Co	10,218
1,100	*	Hi-Tech Pharmacal Co, Inc	35,046
300	*	Idexx Laboratories, Inc	18,699
754	*	Immucor, Inc	21,828
800	*	Immunogen, Inc	4,632
1,828	*	Impax Laboratories, Inc	28,700
1,712	*	Inspire Pharmaceuticals, Inc	14,415
100	*	InterMune, Inc	1,304
1,657	*	Inverness Medical Innovations, Inc	45,236
700	*	Invitrogen Corp	58,303
6,100	*	King Pharmaceuticals, Inc	63,562
800	*	Kos Pharmaceuticals, Inc	52,400

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

1,850	*	KV Pharmaceutical Co (Class A)	$30,988
596	*	Ligand Pharmaceuticals, Inc (Class B)	4,142
800		Lubrizol Corp	33,608
1,096		Mannatech, Inc	20,846
800	*	Martek Biosciences Corp	30,360
830	*	Medarex, Inc	6,914
1,300		Medicis Pharmaceutical Corp (Class A)	41,249
4,141	*	MedImmune, Inc	110,648
41,842		Merck & Co, Inc	1,288,734
600	*	MGI Pharma, Inc	13,056
4,400	*	Millennium Pharmaceuticals, Inc	40,788
8,225		Mylan Laboratories, Inc	158,249
400	*	Myogen, Inc	2,796
1,200	*	Nabi Biopharmaceuticals	18,276
1,175	*	Nastech Pharmaceutical Co, Inc	16,720
2,271		Nature's Sunshine Products, Inc	39,606
400	*	NBTY, Inc	10,376
200	*	Neurocrine Biosciences, Inc	8,412
200	*	NitroMed, Inc	3,890
300	*	Northfield Laboratories, Inc	4,293
1,029	*	Noven Pharmaceuticals, Inc	17,987
100	*	NPS Pharmaceuticals, Inc	1,135
800	*	Nuvelo, Inc	6,184
100	*	OraSure Technologies, Inc	999
643	*	OSI Pharmaceuticals, Inc	26,279
5,070	*	Pain Therapeutics, Inc	34,223
1,200	*	Par Pharmaceutical Cos, Inc	38,172
2,000	*	Penwest Pharmaceuticals Co	23,640
4,967		Perrigo Co	69,240
1,400	*	Pharmion Corp	32,494
1,000	*	Pozen, Inc	8,200
9,700		Praxair, Inc	452,020
42,102		Procter & Gamble Co	2,220,880
600	*	Progenics Pharmaceuticals	12,516
800	*	Protein Design Labs, Inc	16,168
1,526	*	Renovis, Inc	23,302
7,300		Rohm & Haas Co	338,282
2,500		RPM International, Inc	45,650
1,305	*	Salix Pharmaceuticals Ltd	23,046
1,600	*	Sepracor, Inc	96,016
280	*	Serologicals Corp	5,950
1,400		Sigma-Aldrich Corp	78,456
5,723	*	StemCells, Inc	24,094
887	*	SuperGen, Inc	4,382
300	*	Tanox, Inc	3,516
608	*	USANA Health Sciences, Inc	25,718
1,527	*	Vertex Pharmaceuticals, Inc	25,715
599	*	Vicuron Pharmaceuticals, Inc	16,712
4,300	*	Watson Pharmaceuticals, Inc	127,108
1,903	*	Zymogenetics, Inc	33,493

		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,306,191

COMMUNICATIONS - 5.01%
200		Adtran, Inc	4,958
5,600		Alltel Corp	348,768
11,836		AT&T Corp	225,357

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

3,460	*	Avaya, Inc	$28,787
34,300		BellSouth Corp	911,351
800		Citizens Communications Co	10,752
35,572	*	Comcast Corp (Class A)	1,092,060
4,600	*	Comcast Corp (Special Class A)	137,770
924	*	Dobson Communications Corp (Class A)	3,936
500	*	Foundry Networks, Inc	4,315
6,962	*	IAC/InterActiveCorp	167,436
4,013	*	Liberty Global, Inc	187,287
1,600	*	NCR Corp	56,192
16,064	*	Nextel Communications, Inc (Class A)	519,028
1,238	*	Novatel Wireless, Inc	15,438
971	*	NTL, Inc	66,436
61,100		SBC Communications, Inc	1,451,125
18,850		Sprint Corp	472,947
350	*	Terremark Worldwide, Inc	2,450
2,193	*	Tivo, Inc	14,649
2,800	*	Univision Communications, Inc (Class A)	77,140
46,831		Verizon Communications, Inc	1,618,011
100	*	West Corp	3,840
2,538	*	XM Satellite Radio Holdings, Inc	85,429

		TOTAL COMMUNICATIONS	7,505,462

DEPOSITORY INSTITUTIONS - 9.95%
7,900		AmSouth Bancorp	205,400
15,800		BB&T Corp	631,526
3,700		Comerica, Inc	213,860
300		Compass Bancshares, Inc	13,500
13,183		Fifth Third Bancorp	543,271
1,100		Fremont General Corp	26,763
6,100		Golden West Financial Corp	392,718
1,500		Hibernia Corp (Class A)	49,770
300		IndyMac Bancorp, Inc	12,219
66,420		JPMorgan Chase & Co	2,345,954
12,600		KeyCorp	417,690
1,500		M & T Bank Corp	157,740
3,200		Marshall & Ilsley Corp	142,240
11,000		Mellon Financial Corp	315,590
18,884		National City Corp	644,322
3,133		New York Community Bancorp, Inc	56,770
8,732		North Fork Bancorp, Inc	245,282
2,700		Northern Trust Corp	123,093
8,200		PNC Financial Services Group, Inc	446,572
2,400		Popular, Inc	60,456
15,032		Regions Financial Corp	509,284
2,600	Sovereign Bancorp, Inc	58,084
6,500	State Street Corp	313,625
9,800	SunTrust Banks, Inc	707,952
5,600	Synovus Financial Corp	160,552
196	TD Banknorth, Inc	5,841
45,100	U.S. Bancorp	1,316,920
1,700	UnionBanCal Corp	113,764
33,629	Wachovia Corp	1,667,998
24,500	Washington Mutual, Inc	996,905
32,500	Wells Fargo & Co	2,001,350

	TOTAL DEPOSITORY INSTITUTIONS	14,897,011

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

EATING AND DRINKING PLACES - 0.88%
450		Applebee's International, Inc	$11,921
800		Bob Evans Farms, Inc	18,656
2,350		Darden Restaurants, Inc	77,503
39,574		McDonald's Corp	1,098,178
200		Outback Steakhouse, Inc	9,048
2,200		Wendy's International, Inc	104,830

		TOTAL EATING AND DRINKING PLACES	1,320,136

EDUCATIONAL SERVICES - 0.02%
900	*	Career Education Corp	32,949
49	*	Laureate Education, Inc	2,345

		TOTAL EDUCATIONAL SERVICES	35,294

ELECTRIC, GAS, AND SANITARY SERVICES - 5.56%
15,695	*	AES Corp	257,084
7,300		AGL Resources, Inc	282,145
3,033		Allete, Inc	151,347
375		Aqua America, Inc	11,153
15,876	*	Aquila, Inc	57,312
5,900		Atmos Energy Corp	169,920
8,433		Avista Corp	156,769
6,500		Black Hills Corp	239,525
800		Cascade Natural Gas Corp	16,400
811	*	Casella Waste Systems, Inc (Class A)	9,732
9,007		Cleco Corp	194,281
1,600		Connecticut Water Service, Inc	39,984
2,300		Crosstex Energy, Inc	111,090
13,500		DPL, Inc	370,575
10,600		Empire District Electric Co	253,976
3,200		Energen Corp	112,160
619		EnergySouth, Inc	17,152
10,000		Hawaiian Electric Industries, Inc	268,100
8,200		Idacorp, Inc	251,166
10,700		KeySpan Corp	435,490
8,700		Kinder Morgan, Inc	723,840
721		Metal Management, Inc	13,951
3,624		MGE Energy, Inc	131,841
7,700		National Fuel Gas Co	222,607
200		New Jersey Resources Corp	9,650
800		Nicor, Inc	32,936
25,219		NiSource, Inc	623,666
18,700		OGE Energy Corp	541,178
5,222		Otter Tail Corp	142,717
3,200		Peoples Energy Corp	139,072
22,800		Pepco Holdings, Inc	545,832
1,000		Piedmont Natural Gas Co, Inc	24,020
15,700		Puget Energy, Inc	367,066
5,200		Questar Corp	342,680
1,390		Resource America, Inc (Class A)	53,557
7,622	*	Sierra Pacific Resources	94,894
2,120	*	Southern Union Co	52,046
3,900		UGI Corp	108,810

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

4,627		Unisource Energy Corp	$142,280
1,850	*	Waste Connections, Inc	68,987
4,300		Western Gas Resources, Inc	150,070
2,900		WGL Holdings, Inc	97,556
15,181		Williams Cos, Inc	288,439

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,323,056

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.47%
885	*	ADC Telecommunications, Inc	19,266
4,000	*	Advanced Micro Devices, Inc	69,360
840	*	Agere Systems, Inc	10,080
3,500	*	Altera Corp	69,370
2,793		American Power Conversion Corp	65,887
300		Ametek, Inc	12,555
800	*	Amkor Technology, Inc	3,600
3,900		Analog Devices, Inc	145,509
1,287	*	Andrew Corp	16,422
440	*	Arris Group, Inc	3,832
953	*	Artesyn Technologies, Inc	8,291
500		Baldor Electric Co	12,160
2,765	*	Broadcom Corp (Class A)	98,185
1,915	*	Broadwing Corp	8,847
462	*	C-COR, Inc	3,165
10,300	*	CIENA Corp	21,527
87,400	*	Cisco Systems, Inc	1,670,214
1,800	*	Comverse Technology, Inc	42,570
3,100	*	Conexant Systems, Inc	4,991
100	*	Cree, Inc	2,547
100	*	Cypress Semiconductor Corp	1,259
2,941	*	Ditech Communications Corp	19,087
3,918	*	Emcore Corp	16,181
15,900		Emerson Electric Co	995,817
50	*	EndWave Corp	2,380
400	*	Energizer Holdings, Inc	24,868
560	*	Evergreen Solar, Inc	3,601
1,000	*	Finisar Corp	1,050
4,200	*	Freescale Semiconductor, Inc (Class B)	88,956
300	*	Greatbatch, Inc	7,170
1,100		Harman International Industries, Inc	89,496
1,543	*	Harmonic, Inc	7,453
92,000		Intel Corp	2,397,520
500	*	Interdigital Communications Corp	8,750
100	*	International Rectifier Corp	4,772
500		Intersil Corp (Class A)	9,385
726	*	InterVoice, Inc	6,265
497	*	Kemet Corp	3,131
395		Lincoln Electric Holdings, Inc	13,094
355		LSI Industries, Inc	4,949
4,400	*	LSI Logic Corp	37,356
61,711	*	Lucent Technologies, Inc	179,579
3,300		Maxim Integrated Products, Inc	126,093
3,652	*	McData Corp (Class A)	14,608
1,100		Microchip Technology, Inc	32,582
5,147	*	Micron Technology, Inc	52,551
1,354		Molex, Inc	35,258

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

39,500		Motorola, Inc	$721,270
8,476	*	MRV Communications, Inc	18,393
617	*	Mykrolis Corp	8,768
3,200		National Semiconductor Corp	70,496
3,800	*	Network Appliance, Inc	107,426
800	*	Novellus Systems, Inc	19,768
4,957	*	Optical Communication Products, Inc	9,418
500	*	PMC-Sierra, Inc	4,665
300	*	Polycom, Inc	4,473
1,461	*	Power-One, Inc	9,219
600	*	Powerwave Technologies, Inc	6,132
700	*	QLogic Corp	21,609
27,524		Qualcomm, Inc	908,567
6,593	*	Quantum Fuel Systems Technologies Worldwide, Inc	32,965
600	*	Rambus, Inc	8,028
500	*	RF Micro Devices, Inc	2,715
1,500		Scientific-Atlanta, Inc	49,905
767	*	Silicon Storage Technology, Inc	3,091
17,739	*	Sirius Satellite Radio, Inc	114,949
600	*	Skyworks Solutions, Inc	4,422
1,700		Teleflex, Inc	100,929
6,317	*	Tellabs, Inc	54,958
4,100	*	Terayon Communication Systems, Inc	12,669
27,300		Texas Instruments, Inc	766,311
886	*	Thomas & Betts Corp	25,021
5,771	*	Transwitch Corp	11,831
1,000	*	UTStarcom, Inc	7,490
1,475	*	Vishay Intertechnology, Inc	17,508
1,500	*	Westell Technologies, Inc	8,970
3,200		Xilinx, Inc	81,600
1,900	*	Zhone Technologies, Inc	6,365
92	*	Zoltek Cos, Inc	1,033

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,692,553

ENGINEERING AND MANAGEMENT SERVICES - 0.52%
700	*	Amylin Pharmaceuticals, Inc	14,651
600	*	Antigenics, Inc	3,246
1,200	*	Applera Corp (Celera Genomics Group)	13,164
793	*	Ariad Pharmaceuticals, Inc	5,281
2,300	*	BearingPoint, Inc	16,859
200		Corporate Executive Board Co	15,666
2,538	*	CuraGen Corp	13,045
100	*	CV Therapeutics, Inc	2,242
1,300	*	Decode Genetics, Inc	12,207
200	*	Gen-Probe, Inc	7,246
34	*	Hewitt Associates, Inc	901
500	*	ICOS Corp	10,585
2,093	*	Incyte Corp	14,965
2,704	*	Isis Pharmaceuticals, Inc	10,573
570	*	Lexicon Genetics, Inc	2,816
500	*	Luminex Corp	4,920
5,600		Moody's Corp	251,776
300	*	Neopharm, Inc	2,997
9,500		Paychex, Inc	309,130
600	*	Pharmaceutical Product Development, Inc	28,116
1,000	*	PRG-Schultz International, Inc	2,820
969	*	Regeneron Pharmaceuticals, Inc	8,130
1,600	*	Seattle Genetics, Inc	8,576

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

600	*	Sourcecorp	$11,892
200	*	Telik, Inc	3,252
900	*	Trimeris, Inc	8,982

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	784,038

FABRICATED METAL PRODUCTS - 0.70%
3,678		Commercial Metals Co	87,610
1,166		Dynamic Materials Corp	45,113
1,500	*	Global Power Equipment Group, Inc	11,925
700		Gulf Island Fabrication, Inc	13,916
10,200		Illinois Tool Works, Inc	812,736
600	*	Jacuzzi Brands, Inc	6,438
600		Silgan Holdings, Inc	33,744
900		Snap-On, Inc	30,870
400		Valmont Industries, Inc	10,320

		TOTAL FABRICATED METAL PRODUCTS	1,052,672

FOOD AND KINDRED PRODUCTS - 3.36%
4,900		Campbell Soup Co	150,773
41,800		Coca-Cola Co	1,745,150
3,700		Coca-Cola Enterprises, Inc	81,437
6,000		General Mills, Inc	280,740
7,600		H.J. Heinz Co	269,192
3,200		Hershey Foods Corp	198,720
7,000		Kellogg Co	311,080
500		Pepsi Bottling Group, Inc	14,305
32,000		PepsiCo, Inc	1,725,760
3,600		Wrigley (Wm.) Jr Co	247,824

		TOTAL FOOD AND KINDRED PRODUCTS	5,024,981

FOOD STORES - 0.68%
9,200		Albertson's, Inc	190,256
16		Arden Group, Inc (Class A)	1,268
14,200	*	Kroger Co	270,226
3,200	*	Pathmark Stores, Inc	28,032
7,807	*	Starbucks Corp	403,310
1,000		Whole Foods Market, Inc	118,300

		TOTAL FOOD STORES	1,011,392

FURNITURE AND FIXTURES - 0.75%
10,800	*	BE Aerospace, Inc	168,804
500		Hillenbrand Industries, Inc	25,275
7,000		Johnson Controls, Inc	394,310
4,400		Leggett & Platt, Inc	116,952
11,700		Masco Corp	371,592
2,100		Newell Rubbermaid, Inc	50,064

		TOTAL FURNITURE AND FIXTURES	1,126,997

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.30%
3,000	*	Bed Bath & Beyond, Inc	$125,340
3,600		Best Buy Co, Inc	246,780
1,553		Circuit City Stores, Inc (Circuit City Group)	26,851
1,100		RadioShack Corp	25,487
2,048	*	Restoration Hardware, Inc	16,753
300	*	Williams-Sonoma, Inc	11,871

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	453,082

GENERAL BUILDING CONTRACTORS - 0.58%
1,900		Centex Corp	134,273
4,733		D.R. Horton, Inc	178,008
1,200		KB Home	91,476
2,500		Lennar Corp (Class A)	158,625
60		Lennar Corp (Class B)	3,529
2,100		Pulte Homes, Inc	176,925
400		Ryland Group, Inc	30,348
1,000	*	Toll Brothers, Inc	101,550

		TOTAL GENERAL BUILDING CONTRACTORS	874,734

GENERAL MERCHANDISE STORES - 1.51%
600	*	99 Cents Only Stores	7,626
400	*	Big Lots, Inc	5,296
10,270		Costco Wholesale Corp	460,301
2,100		Dollar General Corp	42,756
1,200		Family Dollar Stores, Inc	31,320
5,100		J.C. Penney Co, Inc	268,158
5,900		May Department Stores Co	236,944
600		Neiman Marcus Group, Inc (Class A)	58,152
600	*	Retail Ventures, Inc	8,184
500	*	Saks, Inc	9,485
16,600		Target Corp	903,206
9,400		TJX Cos, Inc	228,890

		TOTAL GENERAL MERCHANDISE STORES	2,260,318

HEALTH SERVICES - 0.71%
100	*	Accredo Health, Inc	4,540
100	*	Apria Healthcare Group, Inc	3,464
300	*	Bio-Reference Labs, Inc	4,164
7,167	*	Caremark Rx, Inc	319,075
100	*	Covance, Inc	4,487
1,294	*	Coventry Health Care, Inc	91,551
450	*	DaVita, Inc	20,466
100	*	Edwards Lifesciences Corp	4,302
135	*	Enzon, Inc	875
1,000	*	Express Scripts, Inc	49,980
2,500		Health Management Associates, Inc (Class A)	65,450
1,305	*	Human Genome Sciences, Inc	15,112
1,300	*	Laboratory Corp of America Holdings	64,870
162	*	LifePoint Hospitals, Inc	8,184
800	*	Lincare Holdings, Inc	32,672
900		Manor Care, Inc	35,757

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

4,801	*	Medco Health Solutions, Inc	$256,181
1,700	*	Nektar Therapeutics	28,628
800	*	OCA, Inc	1,504
300		Option Care, Inc	4,230
762	*	Specialty Laboratories, Inc	6,408
200	*	Triad Hospitals, Inc	10,928
300		Universal Health Services, Inc (Class B)	18,654
800	*	VistaCare, Inc (Class A)	14,776

		TOTAL HEALTH SERVICES	1,066,258

HOLDING AND OTHER INVESTMENT OFFICES - 2.55%
8,590		Allied Capital Corp	250,055
300		AMB Property Corp	13,029
1,600		American Financial Realty Trust	24,608
6,858		Archstone-Smith Trust	264,856
1,100		AvalonBay Communities, Inc	88,880
2,600		Boston Properties, Inc	182,000
200		CarrAmerica Realty Corp	7,236
1,781		Cherokee, Inc	61,658
1,000		Crescent Real Estate Equities Co	18,750
1,600		Developers Diversified Realty Corp	73,536
3,376		Duke Realty Corp	106,884
15,900		Equity Office Properties Trust	526,290
10,113		Equity Residential	372,361
200	*	FelCor Lodging Trust, Inc	2,896
1,100		Friedman Billings Ramsey Group, Inc	15,730
3,770		General Growth Properties, Inc	154,909
800		Harris & Harris Group, Inc	9,528
1,000		Health Care Property Investors, Inc	27,040
200		Highwoods Properties, Inc	5,952
1,200		Hospitality Properties Trust	52,884
4,900		Host Marriott Corp	85,750
2,500		iStar Financial, Inc	103,975
2,500		Kimco Realty Corp	147,275
200		Liberty Property Trust	8,862
700	*	Meristar Hospitality Corp	6,020
1,400		MFA Mortgage Investments, Inc	10,430
3,765		New Plan Excel Realty Trust	102,295
4,300		Prologis	173,032
2,438		Public Storage, Inc	154,204
6,400		Simon Property Group, Inc	463,936
3,500		Vornado Realty Trust	281,400
450		Weingarten Realty Investors	17,649

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,813,910

HOTELS AND OTHER LODGING PLACES - 0.27%
2,400		Choice Hotels International, Inc	157,680
2,970	*	Gaylord Entertainment Co	138,075
2,300	*	Great Wolf Resorts, Inc	47,012
2,600		Marcus Corp	55,172

		TOTAL HOTELS AND OTHER LODGING PLACES	397,939

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.39%
19,000		3M Co	$1,373,700
1,200	*	AGCO Corp	22,944
4,100		American Standard Cos, Inc	171,872
10,994	*	Apple Computer, Inc	404,689
26,148		Applied Materials, Inc	423,075
179	*	Astec Industries, Inc	4,151
1,400		Black & Decker Corp	125,790
1,100	*	Brocade Communications Systems, Inc	4,268
194	*	Brooks Automation, Inc	2,881
300		CDW Corp	17,127
900	*	Cooper Cameron Corp	55,845
700		Cummins, Inc	52,227
7,500		Deere & Co	491,175
34,300	*	Dell, Inc	1,355,193
200		Donaldson Co, Inc	6,066
500	*	Dril-Quip, Inc	14,505
33,300	*	EMC Corp	456,543
400	*	Emulex Corp	7,304
200	*	FMC Technologies, Inc	6,394
800	*	Gehl Co	31,152
300		Graco, Inc	10,221
2,200	*	Grant Prideco, Inc	58,190
44,088		Hewlett-Packard Co	1,036,509
300	*	Hydril	16,305
27,531		International Business Machines Corp	2,042,800
2,441	*	Jabil Circuit, Inc	75,012
600	*	Lam Research Corp	17,364
1,100	*	Lexmark International, Inc	71,313
810		Lufkin Industries, Inc	29,144
1,900	*	Maxtor Corp	9,880
1,200		Modine Manufacturing Co	39,072
3,888	*	National Oilwell Varco, Inc	184,835
600		Nordson Corp	20,568
1,100	*	Oil States International, Inc	27,687
1,200		Pall Corp	36,432
926	*	PalmOne, Inc	27,567
2,064		Pentair, Inc	88,360
4,900		Pitney Bowes, Inc	213,395
800	*	Quantum Corp	2,376
1,900	*	Sandisk Corp	45,087
400		Sauer-Danfoss, Inc	7,108
172	*	Scansoft, Inc	650
2,031	*	Semitool, Inc	19,376
2,700		Smith International, Inc	171,990
5,969	*	Solectron Corp	22,623
1,300		SPX Corp	59,774
1,700		Stanley Works	77,418
400	*	Storage Technology Corp	14,516
853		Tennant Co	30,205
769	*	TurboChef Technologies, Inc	13,780
300	*	UNOVA, Inc	7,989
1,200	*	Varian Medical Systems, Inc	44,796
800	*	Western Digital Corp	10,736
150	*	Zebra Technologies Corp (Class A)	6,568

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,566,547

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

INSTRUMENTS AND RELATED PRODUCTS - 3.68%
727	*	Affymetrix, Inc	$39,207
500	*	Align Technology, Inc	3,685
3,900		Allergan, Inc	332,436
100		Analogic Corp	5,032
5,300		Applera Corp (Applied Biosystems Group)	104,251
2,100		Bard (C.R.), Inc	139,671
700		Bausch & Lomb, Inc	58,100
15,148		Baxter International, Inc	561,991
600		Beckman Coulter, Inc	38,142
7,200		Becton Dickinson & Co	377,784
4,374		Biomet, Inc	151,515
908	*	Biosite, Inc	49,931
9,800	*	Boston Scientific Corp	264,600
638	*	Bruker BioSciences Corp	2,546
400	*	Credence Systems Corp	3,620
691		Dentsply International, Inc	37,314
100	*	DJ Orthopedics, Inc	2,743
400	*	Faro Technologies, Inc	10,904
1,680	*	Fisher Scientific International, Inc	109,032
6,850		Guidant Corp	461,005
700	*	Illumina, Inc	8,449
531	*	Input/Output, Inc	3,335
400	*	Intuitive Surgical, Inc	18,656
1,300	*	Ista Pharmaceuticals, Inc	10,816
1,900		KLA-Tencor Corp	83,030
800	*	Lexar Media, Inc	3,928
2,835	*	LTX Corp	14,062
25,100		Medtronic, Inc	1,299,929
200	*	Millipore Corp	11,346
847	*	MKS Instruments, Inc	14,306
4,067	*	Nanogen, Inc	15,617
551		Oakley, Inc	9,383
1,200		PerkinElmer, Inc	22,680
6,400	*	St. Jude Medical, Inc	279,104
7,300		Stryker Corp	347,188
100	*	Techne Corp	4,591
700		Tektronix, Inc	16,289
2,400	*	Thermo Electron Corp	64,488
500	*	TriPath Imaging, Inc	4,280
1,100	*	Waters Corp	40,887
14,100	*	Xerox Corp	194,439
3,800	*	Zimmer Holdings, Inc	289,446

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,509,758

INSURANCE AGENTS, BROKERS AND SERVICE - 0.73%
400		Brown & Brown, Inc	17,976
4,100		Crawford & Co (Class B)	30,422
2,300		Gallagher (Arthur J.) & Co	62,399
7,400		Hartford Financial Services Group, Inc	553,372
2,000	*	Humana, Inc	79,480
12,600		Marsh & McLennan Cos, Inc	349,020

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,092,669

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

INSURANCE CARRIERS - 6.40%
5,800		Aetna, Inc	$480,356
10,900		Aflac, Inc	471,752
1,600		Ambac Financial Group, Inc	111,616
35,300		American International Group, Inc	2,050,930
1,000		Berkley (W.R.) Corp	35,680
5,800		Chubb Corp	496,538
2,300		Cigna Corp	246,169
7,035		Cincinnati Financial Corp	278,305
100		Erie Indemnity Co (Class A)	5,425
2,952		Fidelity National Financial, Inc	105,357
1,000		First American Corp	40,140
900	*	Health Net, Inc	34,344
3,200		Jefferson-Pilot Corp	161,344
4,900		Lincoln National Corp	229,908
1,900		MBIA, Inc	112,689
700		MGIC Investment Corp	45,654
1,000	*	Pacificare Health Systems, Inc	71,450
700		Phoenix Cos, Inc	8,330
34	*	PMA Capital Corp (Class A)	300
8,500		Principal Financial Group	356,150
4,420		Progressive Corp	436,740
13,300		Prudential Financial, Inc	873,278
3,200		Safeco Corp	173,888
18,347		St. Paul Travelers Cos, Inc	725,257
23,690		UnitedHealth Group, Inc	1,235,197
6,200		UnumProvident Corp	113,584
9,836	*	WellPoint, Inc	684,979

		TOTAL INSURANCE CARRIERS	9,585,360

LEATHER AND LEATHER PRODUCTS - 0.17%
7,048	*	Coach, Inc	236,601
800		Weyco Group, Inc	15,764

		TOTAL LEATHER AND LEATHER PRODUCTS	252,365

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,100	*	Laidlaw International, Inc	26,510

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	26,510

LUMBER AND WOOD PRODUCTS - 0.00%
700	*	Champion Enterprises, Inc	6,958

		TOTAL LUMBER AND WOOD PRODUCTS	6,958

METAL MINING - 0.11%
986		Cleveland-Cliffs, Inc	56,951
5,426		Royal Gold, Inc	109,171

		TOTAL METAL MINING	166,122

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.26%
1,486		Callaway Golf Co	$22,929
800	*	K2, Inc	10,144
1,600	*	Leapfrog Enterprises, Inc	18,080
2,150		Marine Products Corp	31,283
14,510		Mattel, Inc	265,533
300		Nautilus, Inc	8,550
1,997		Russ Berrie & Co, Inc	25,582
110	*	Steinway Musical Instruments, Inc	3,230

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	385,331

MISCELLANEOUS RETAIL - 1.25%
4,948	*	Amazon.com, Inc	163,680
13,800		CVS Corp	401,166
567	*	Dollar Tree Stores, Inc	13,608
676	*	Drugstore.com, Inc	2,819
404	*	GSI Commerce, Inc	6,767
700		Michaels Stores, Inc	28,959
400	*	NeighborCare, Inc	13,268
1,888	*	Office Depot, Inc	43,122
130	*	Overstock.com, Inc	4,628
984		Petsmart, Inc	29,864
12,838		Staples, Inc	273,706
700		Tiffany & Co	22,932
2,000	*	Toys 'R' Us, Inc	52,960
17,400		Walgreen Co	800,226
916		World Fuel Services Corp	21,444

		TOTAL MISCELLANEOUS RETAIL	1,879,149

MOTION PICTURES - 2.09%
63,356	*	Liberty Media Corp (Class A)	645,598
1,000		Regal Entertainment Group (Class A)	18,880
78,129	*	Time Warner, Inc	1,305,536
46,100		Walt Disney Co	1,160,798

		TOTAL MOTION PICTURES	3,130,812

NONDEPOSITORY INSTITUTIONS - 4.19%
440		Advanta Corp (Class A)	11,317
200		Advanta Corp (Class B)	5,632
3,740		American Capital Strategies Ltd	135,051
25,600		American Express Co	1,362,688
1,900	*	AmeriCredit Corp	48,450
1,500		Beverly Hills Bancorp, Inc	16,425
5,900		Capital One Financial Corp	472,059
600	*	CapitalSource, Inc	11,778
1,100		CharterMac	24,156
5,810		CIT Group, Inc	249,656
331	*	CompuCredit Corp	11,347
10,874		Countrywide Financial Corp	419,845

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

17,515		Fannie Mae	$1,022,876
700		Federal Agricultural Mortgage Corp (Class C)	15,435
1,000	*	First Marblehead Corp	35,060
14,800		Freddie Mac	965,404
29,450		MBNA Corp	770,412
3,200		MCG Capital Corp	54,656
6,100	*	Providian Financial Corp	107,543
10,400		SLM Corp	528,320

		TOTAL NONDEPOSITORY INSTITUTIONS	6,268,110

NONMETALLIC MINERALS, EXCEPT FUELS - 0.18%
3,000		Amcol International Corp	56,370
500		Florida Rock Industries, Inc	36,675
2,600		Vulcan Materials Co	168,974

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	262,019

OIL AND GAS EXTRACTION - 4.61%
9,800		Anadarko Petroleum Corp	805,070
11,594		Apache Corp	748,972
457	*	ATP Oil & Gas Corp	10,694
900		Berry Petroleum Co (Class A)	47,592
1,200		Cabot Oil & Gas Corp (Class A)	41,640
2,500	*	Callon Petroleum Co	36,950
881	*	Cheniere Energy, Inc	27,399
9,174		Chesapeake Energy Corp	209,167
2,077	*	Cimarex Energy Co	80,816
709	*	Clayton Williams Energy, Inc	21,263
500	*	Comstock Resources, Inc	12,645
700	*	Delta Petroleum Corp	9,884
2,900	*	Denbury Resources, Inc	115,333
16,486		Devon Energy Corp	835,510
1,400	*	Edge Petroleum Corp	21,868
1,200	*	Encore Acquisition Co	49,200
1,200	*	Energy Partners Ltd	31,452
6,100		ENSCO International, Inc	218,075
9,200		EOG Resources, Inc	522,560
2,900		Equitable Resources, Inc	197,200
2,100	*	Forest Oil Corp	88,200
1,600	*	FX Energy, Inc	17,648
2,037	*	Gasco Energy, Inc	7,537
3,700	*	Global Industries Ltd	31,450
5,300	*	Grey Wolf, Inc	39,273
2,361	*	Harvest Natural Resources, Inc	25,806
2,100		Helmerich & Payne, Inc	98,532
1,100	*	Houston Exploration Co	58,355
1,409	*	KCS Energy, Inc	24,474
3,033	*	Meridian Resource Corp	14,498
5,678	*	Mission Resources Corp	45,821
4,800	*	Newfield Exploration Co	191,472
3,650		Noble Energy, Inc	276,123
200	*	Petroleum Development Corp	6,370
1,493	*	PetroQuest Energy, Inc	9,809
6,169		Pioneer Natural Resources Co	259,592
2,135	*	Plains Exploration & Production Co	75,857
3,300		Pogo Producing Co	171,336
4,100	*	Pride International, Inc	105,370

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

2,000	*	Quicksilver Resources, Inc	$127,860
2,500		Range Resources Corp	67,250
500	*	Remington Oil & Gas Corp	17,850
2,100		Rowan Cos, Inc	62,391
2,600		St. Mary Land & Exploration Co	75,348
1,200	*	Stone Energy Corp	58,680
200	*	Swift Energy Co	7,164
3,500		Tidewater, Inc	133,420
1,156	*	Toreador Resources Corp	28,079
9,793	*	Transmontaigne, Inc	102,827
491	*	Tri-Valley Corp	6,840
1,200	*	Unit Corp	52,812
3,300		Vintage Petroleum, Inc	100,551
2,100		W&T Offshore, Inc	50,547
1,000	*	Whiting Petroleum Corp	36,310
11,376		XTO Energy, Inc	386,670

		TOTAL OIL AND GAS EXTRACTION	6,905,412

PAPER AND ALLIED PRODUCTS - 0.81%
2,100		Bemis Co	55,734
1,200		Bowater, Inc	38,844
600		Chesapeake Corp	12,564
9,700		Kimberly-Clark Corp	607,123
9,500		MeadWestvaco Corp	266,380
2,200		Packaging Corp of America	46,310
3,200		Sonoco Products Co	84,800
2,600		Temple-Inland, Inc	96,590

		TOTAL PAPER AND ALLIED PRODUCTS	1,208,345

PERSONAL SERVICES - 0.01%
400	*	Weight Watchers International, Inc	20,644

		TOTAL PERSONAL SERVICES	20,644

PETROLEUM AND COAL PRODUCTS - 0.72%
5,862		Frontier Oil Corp	172,050
1,300	*	Giant Industries, Inc	46,800
811	*	Headwaters, Inc	27,882
3,300		Sunoco, Inc	375,144
5,800		Valero Energy Corp	458,838

		TOTAL PETROLEUM AND COAL PRODUCTS	1,080,714

PRIMARY METAL INDUSTRIES - 0.96%
2,218	*	Aleris International, Inc	50,016
1,109	*	Century Aluminum Co	22,624
19,981	*	Corning, Inc	332,084
400	*	General Cable Corp	5,932
2,303		Gibraltar Industries, Inc	42,698
1,400		Hubbell, Inc (Class B)	61,740
900	*	Lone Star Technologies, Inc	40,950
1,300	*	Maverick Tube Corp	38,740

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

2,600		Mueller Industries, Inc	$70,460
1,243	*	NS Group, Inc	40,410
6,900		Nucor Corp	314,778
900		Quanex Corp	47,709
1,272		Schnitzer Steel Industries, Inc (Class A)	30,146
2,512		Steel Dynamics, Inc	65,940
2,600		Steel Technologies, Inc	43,940
5,001	*	Superior Essex, Inc	88,568
183		Tredegar Corp	2,855
1,904	*	Wheeling-Pittsburgh Corp	29,283
6,800		Worthington Industries, Inc	107,440

		TOTAL PRIMARY METAL INDUSTRIES	1,436,313

PRINTING AND PUBLISHING - 0.95%
600		Dow Jones & Co, Inc	21,270
300	*	Dun & Bradstreet Corp	18,495
2,800		EW Scripps Co	136,640
100		Harte-Hanks, Inc	2,973
11,000		McGraw-Hill Cos, Inc	486,750
1,800		New York Times Co (Class A)	56,070
6,600		R.R. Donnelley & Sons Co	227,766
807		Standard Register Co	12,759
8,200		Tribune Co	288,476
200		Washington Post Co (Class B)	167,006

		TOTAL PRINTING AND PUBLISHING	1,418,205

RAILROAD TRANSPORTATION - 0.37%
2,400	*	Kansas City Southern Industries, Inc	48,432
16,400		Norfolk Southern Corp	507,744

		TOTAL RAILROAD TRANSPORTATION	556,176

REAL ESTATE - 0.01%
2,796		Stewart Enterprises, Inc (Class A)	18,286

		TOTAL REAL ESTATE	18,286

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
1,500		Cooper Tire & Rubber Co	27,855
700	*	Sealed Air Corp	34,853
400	*	Skechers U.S.A., Inc (Class A)	5,704

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	68,412

SECURITY AND COMMODITY BROKERS - 2.16%
600		A.G. Edwards, Inc	27,090
1,599	*	Ameritrade Holding Corp	29,725
22,500		Charles Schwab Corp	253,800
500		Chicago Mercantile Exchange	147,750

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

5,500		Franklin Resources, Inc	$423,390
7,163		Goldman Sachs Group, Inc	730,769
200	*	Investment Technology Group, Inc	4,204
400		Janus Capital Group, Inc	6,016
1,850		Legg Mason, Inc	192,604
21,200		Merrill Lynch & Co, Inc	1,166,212
226	*	Piper Jaffray Cos	6,877
600		SEI Investments Co	22,410
3,500		T Rowe Price Group, Inc	219,100

		TOTAL SECURITY AND COMMODITY BROKERS	3,229,947

SPECIAL TRADE CONTRACTORS - 0.02%
500	*	Layne Christensen Co	9,933
2,322	*	Quanta Services, Inc	20,434

		TOTAL SPECIAL TRADE CONTRACTORS	30,367

STONE, CLAY, AND GLASS PRODUCTS - 0.04%
173	*	Cabot Microelectronics Corp	5,015
200		CARBO Ceramics, Inc	15,792
26		Eagle Materials, Inc	2,407
89		Eagle Materials, Inc (Class B)	8,054
1,252		Gentex Corp	22,786

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	54,054

TRANSPORTATION BY AIR - 0.65%
700	*	Airtran Holdings, Inc	6,461
700	*	Alaska Air Group, Inc	20,825
2,370	*	AMR Corp	28,701
2,600	*	Continental Airlines, Inc (Class B)	34,528
2,673	*	Delta Air Lines, Inc	10,050
500	*	ExpressJet Holdings, Inc	4,255
5,884		FedEx Corp	476,663
3,155	*	Frontier Airlines, Inc	32,591
1,050	*	JetBlue Airways Corp	21,462
2,884	*	Mesa Air Group, Inc	19,352
458		Skywest, Inc	8,326
21,900		Southwest Airlines Co	305,067

		TOTAL TRANSPORTATION BY AIR	968,281

TRANSPORTATION EQUIPMENT - 0.94%
500	*	Aftermarket Technology Corp	8,715
1,500		American Axle & Manufacturing Holdings, Inc	37,905
2,100		ArvinMeritor, Inc	37,359
2,600		Autoliv, Inc	113,880
2,341		Brunswick Corp	101,412
1,200		Coachmen Industries, Inc	15,036
4,200		Dana Corp	63,042
6,051		Delphi Corp	28,137
300		Federal Signal Corp	4,680
1,500	*	Fleetwood Enterprises, Inc	15,225
7,500		Genuine Parts Co	308,175
828		Greenbrier Cos, Inc	22,439

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

7,700		Harley-Davidson, Inc	$381,920
2,100		Harsco Corp	114,555
900		JLG Industries, Inc	24,732
690		Noble International Ltd	16,250
3,200		Standard Motor Products, Inc	42,240
200		Superior Industries International, Inc	4,740
1,800	*	Tenneco Automotive, Inc	29,952
300		Thor Industries, Inc	9,429
400	*	TRW Automotive Holdings Corp	9,804
471		Wabash National Corp	11,412
500		Westinghouse Air Brake Technologies Corp	10,740

		TOTAL TRANSPORTATION EQUIPMENT	1,411,779

TRANSPORTATION SERVICES - 0.10%
2,300		GATX Corp	79,350
1,400	*	Navigant International, Inc	20,566
650	*	RailAmerica, Inc	7,735
2,305		Sabre Holdings Corp	45,985

		TOTAL TRANSPORTATION SERVICES	153,636

TRUCKING AND WAREHOUSING - 0.61%
13,129		United Parcel Service, Inc (Class B)	908,002

		TOTAL TRUCKING AND WAREHOUSING	908,002

WATER TRANSPORTATION - 0.03%
1,600	*	Gulfmark Offshore, Inc	43,696
200	*	Hornbeck Offshore Services, Inc	5,418

		TOTAL WATER TRANSPORTATION	49,114

WHOLESALE TRADE-DURABLE GOODS - 2.98%
5,400	*	Aviall, Inc	170,586
3,400		Barnes Group, Inc	112,540
1,200		BorgWarner, Inc	64,404
1,577	*	Castle (A.M.) & Co	24,380
380	*	Cytyc Corp	8,383
1,900		IKON Office Solutions, Inc	18,069
600	*	Ingram Micro, Inc (Class A)	9,396
56,139		Johnson & Johnson	3,649,035
300		Omnicare, Inc	12,729
1,500	*	Patterson Cos, Inc	67,620
2,100		Reliance Steel & Aluminum Co	77,847
4,300		Ryerson Tull, Inc	61,361
200	*	Strattec Security Corp	10,892
2,000	*	Sycamore Networks, Inc	6,900
200	*	Tech Data Corp	7,322
5,874	*	Visteon Corp	35,420
2,400		W.W. Grainger, Inc	131,496

		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,468,380

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Social Choice Equity Fund

SHARES			VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 1.48%
500	*	Allscripts Healthcare Solutions, Inc	$8,305
10,168		Cardinal Health, Inc	585,473
4,100	*	Endo Pharmaceuticals Holdings, Inc	107,748
400	*	Henry Schein, Inc	16,608
8,400		McKesson Corp	376,236
2,339	*	Metals USA, Inc	44,488
4,700		Nike, Inc (Class B)	407,020
1,672	*	Priority Healthcare Corp (Class B)	42,402
500		Reebok International Ltd	20,915
6,800		Safeway, Inc	153,612
1,700		Stride Rite Corp	23,443
12,000		Sysco Corp	434,280

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,220,530

		TOTAL COMMON STOCKS	149,422,951

		(Cost $136,869,683)
PRINCIPAL

SHORT-TERM INVESTMENTS - 7.37%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 7.37%
$ 11,040,000		Federal Home Loan Bank (FHLB), 2.950%, 07/01/05	11,040,000

		TOTAL SHORT-TERM INVESTMENTS	11,040,000
		(Cost $11,040,000)

		TOTAL PORTFOLIO - 107.16%	160,462,951
		(Cost $147,909,683)

		OTHER ASSETS & LIABILITIES, NET - (7.16%)	(10,727,555)

		NET ASSETS -100.00%	$149,735,396

	*	Non-income producing

		For ease of presentation, we have grouped a number of industry classification categories
		together in the Statement of Investments. Note that the Funds use more specific industry
		categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
BOND FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005
				MATURITY
PRINCIPAL			RATE	DATE	RATING +	VALUE

BONDS - 95.82%

CORPORATE BONDS - 23.78%

AGRICULTURAL SERVICES - 0.07%
$ 1,000,000	g	Yara International ASA	5.250	12/15/14	Baa2	$1,001,884

		TOTAL AGRICULTURAL SERVICES				1,001,884

ASSET BACKED - 2.30%
821,164	v	AQ Finance NIM Trust	3.514	04/25/09	Aaa	821,550
814,336	v	AQ Finance NIM Trust	3.494	05/25/09	Aaae	814,590
600,000		Centex Home Equity	5.980	06/25/34	Aaa	618,395
2,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates	3.777	01/25/22	Aaa	1,990,322
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/34	Baa2	992,247
1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/34	Aa2	1,024,190
1,500,000		CIT Equipment Collateral	4.360	11/20/12	Aaa	1,511,254
2,128,012		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aaa	2,206,307
1,033,877		Countrywide Home Equity Loan Trust	3.440	02/15/29	Aaa	1,030,715
1,100,000		Detroit Edison Securitization Funding LLC	5.875	03/01/10	Aaa	1,128,847
3,000,000	v	Golden Securities Corp	3.411	12/02/13	Aaa	3,000,600
117,597	v	Option One Mortgage Securities Corp NIM Trust	3.504	04/26/09	Aaa	117,653
550,000		Peco Energy Transition Trust	6.130	03/01/09	Aaa	577,939
836,700		Public Service New Hampshire Funding LLC	5.730	11/01/10	Aaa	857,138
8,000,000		Residential Asset Mortgage Products Inc	3.934	11/25/34	Aa1	7,999,872
848,271		Residential Asset Securities Corp	7.150	07/25/30	Aaa	851,268
918,456		Residential Asset Securities Corp	6.489	10/25/30	Aaa	945,267
3,264,637		Wachovia Loan Trust	3.674	05/25/35	N.A.	3,264,572
1,840,888		Wells Fargo Home Equity Trust	4.450	10/26/34	N.A.	1,837,884

		TOTAL ASSET BACKED				31,590,610

BUSINESS SERVICES - 0.09%
410,000		Cendant Corp	7.375	01/15/13	Baa1	466,569
750,000		Equifax, Inc	6.300	07/01/05	Baa1	750,000

		TOTAL BUSINESS SERVICES				1,216,569

CHEMICALS AND ALLIED PRODUCTS - 0.55%
280,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	341,611
280,000		EI Du Pont de Nemours & Co	3.375	11/15/07	Aa3	275,957
1,645,000		EI Du Pont de Nemours & Co	4.125	03/06/13	Aa3	1,616,390
250,000		Lubrizol Corp	4.625	10/01/09	Baa3	250,200
830,000		Merck & Co, Inc	5.250	07/01/06	Aa3	840,857
1,100,000		Merck & Co, Inc	5.950	12/01/28	Aa3	1,221,108
2,900,000		Procter & Gamble Co	4.950	08/15/14	Aa3	3,009,047

		TOTAL CHEMICALS AND ALLIED PRODUCTS				7,555,170

COMMUNICATIONS - 2.21%
1,000,000		America Movil SA de CV	6.375	03/01/35	A3	977,615
16,000		AT&T Corp	6.000	03/15/09	Ba1	16,778
280,000		BellSouth Corp	6.875	10/15/31	A2	329,398

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

1,500,000	d	British Telecommunications PLC	8.875	12/15/30	Baa1	$2,121,020
1,000,000		Cingular Wireless LLC	6.500	12/15/11	Baa2	1,106,387
1,500,000		Comcast Cable Communications Holdings, Inc	8.375	03/15/13	Baa2	1,829,572
410,000		Comcast Corp	7.050	03/15/33	Baa2	483,628
1,750,000		Comcast Corp	5.650	06/15/35	Baa2	1,743,383
500,000		COX Communications, Inc	4.625	06/01/13	Baa3	483,927
1,500,000	g	COX Communications, Inc	5.450	12/15/14	Baa3e	1,529,548
1,930,000	g	COX Enterprises, Inc	4.375	05/01/08	Baa3	1,912,682
550,000		Deutsche Telekom International Finance BV	3.875	07/22/08	A3	545,409
1,410,000		Deutsche Telekom International Finance BV	8.750	06/15/30	A3	1,917,835
500,000		France Telecom SA	7.750	03/01/11	A3	574,892
970,000		New Cingular Wireless Services, Inc	7.875	03/01/11	Baa2	1,127,550
550,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa2	771,235
500,000		SBC Communications, Inc	6.250	03/15/11	A2	543,935
2,000,000		SBC Communications, Inc	5.100	09/15/14	A2	2,043,564
750,000		Sprint Capital Corp	7.625	01/30/11	Baa3	857,598
3,000,000		Sprint Capital Corp	8.375	03/15/12	Baa3	3,613,452
1,000,000	g	Telecom Italia Capital SA	4.000	01/15/10	Baa2	973,568
1,660,000		Verizon New Jersey Inc	5.875	01/17/12	A1	1,764,579
750,000		Verizon Virginia Inc	4.625	03/15/13	A1	739,517
830,000		Verizon Wireless Capital LLC	5.375	12/15/06	A3	845,217
1,380,000		Verizon/New England	6.500	09/15/11	A3	1,505,001

		TOTAL COMMUNICATIONS				30,357,290

DEPOSITORY INSTITUTIONS - 2.55%
1,000,000		Bank of America Corp	3.375	02/17/09	Aa2	974,367
1,410,000		Bank of America Corp	4.875	01/15/13	Aa2	1,444,962
2,250,000		Bank of America Corp	4.750	08/15/13	Aa3	2,284,219
2,000,000		Bank One Corp	2.625	06/30/08	Aa3	1,912,270
1,200,000		Bank One Corp	5.900	11/15/11	A1	1,289,120
1,100,000		Bank One NA/Chicago IL	5.500	03/26/07	Aa2	1,127,092
410,000		BB&T Corp	6.500	08/01/11	A1	454,637
1,500,000	Citigroup, Inc	4.125	02/22/10	Aa1	1,493,841
3,525,000	Citigroup, Inc	5.000	09/15/14	Aa2	3,607,427
1,100,000	Citigroup, Inc	5.850	12/11/34	Aa1	1,218,523
410,000	Golden West Financial Corp	4.750	10/01/12	A1	416,420
410,000	Greenpoint Financial Corp	3.200	06/06/08	A2	397,283
550,000	JPMorgan Chase & Co	7.875	06/15/10	A1	631,556
250,000	JPMorgan Chase & Co	4.500	01/15/12	Aa3	248,911
2,000,000	JPMorgan Chase & Co	5.125	09/15/14	A1	2,047,248
830,000	M&I Marshall & Ilsley Bank	4.125	09/04/07	Aa3	830,597
1,250,000	M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3e	1,254,017
1,100,000	Mellon Funding Corp	4.875	06/15/07	A1	1,117,544
550,000	Mellon Funding Corp	6.400	05/14/11	A2	605,259
550,000	National Westminster Bank PLC/United Kingdom	7.375	10/01/09	Aa2	616,085
550,000	PNC Funding Corp	5.750	08/01/06	A2	560,474
1,000,000	Popular North America, Inc	4.700	06/30/09	A3	1,010,072
1,100,000	Regions Financial Corp/Old	6.375	05/15/12	A2	1,212,939
550,000	Suntrust Bank	7.250	09/15/06	Aa3	571,358
830,000	US Bancorp	5.100	07/15/07	Aa2	846,656
550,000	Wachovia Bank NA/Old	4.850	07/30/07	Aa2	558,749
1,500,000	Wachovia Bank NA/Old	4.875	02/01/15	Aa3	1,526,563
1,400,000	Wachovia Corp	5.250	08/01/14	A1	1,460,185
830,000	Wells Fargo Bank NA	6.450	02/01/11	Aa1	915,825
2,500,000	Wells Fargo/Old	4.125	03/10/08	Aa1	2,500,329

	TOTAL DEPOSITORY INSTITUTIONS				35,134,528

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

ELECTRIC, GAS, AND SANITARY SERVICES - 1.94%
229,000		American Electric Power Co, Inc	6.125	05/15/06	Baa3	$233,023
500,000		Carolina Power & Light Co	5.700	04/01/35	A3	534,499
410,000		CenterPoint Energy Resources Corp	7.875	04/01/13	Ba1	488,014
1,000,000		Consolidated Edison Co of New York	4.700	06/15/09	A1	1,017,580
410,000		Consolidated Edison Co of New York	4.875	02/01/13	A1	421,271
1,389,000		Consolidated Natural Gas Co	6.250	11/01/11	A3	1,515,382
500,000		Consolidated Natural Gas Co	5.000	12/01/14	A3	507,733
750,000		Consumers Energy Co	4.400	08/15/09	Baa3	747,963
1,340,000		FirstEnergy Corp	6.450	11/15/11	Baa3	1,464,401
1,500,000		Florida Power & Light Co	4.850	02/01/13	Aa3	1,543,709
1,000,000		Florida Power Corp	4.500	06/01/10	A2	1,005,528
550,000		FPL Group Capital, Inc	7.625	09/15/06	A2	573,232
2,000,000		KeySpan Corp	4.900	05/16/08	A3	2,034,924
2,500,000		Kinder Morgan Energy Partners LP	5.125	11/15/14	Baa1	2,524,229
2,500,000		Kinder Morgan Energy Partners LP	5.800	03/15/35	Baa1	2,511,764
410,000		National Fuel Gas Co	5.250	03/01/13	Baa1	421,864
500,000		Nisource Finance Corp	7.875	11/15/10	Baa3	577,366
1,000,000		Pacific Gas & Electric Co	6.050	03/01/34	Baa1	1,104,146
1,000,000	g	Pemex Project Funding Master Trust	5.750	12/15/15	Baa1	998,117
410,000		Public Service Co of Colorado	5.500	04/01/14	A3	438,026
250,000		Southern California Edison Co	6.000	01/15/34	A3	280,938
1,150,000		Southern California Edison Co	5.350	07/15/35	A3	1,183,840
1,100,000		Texas Eastern Transmission LP	5.250	07/15/07	Baa2	1,117,855
340,000		TXU Electric Delivery Co	7.250	01/15/33	Baa1	422,984
1,900,000		Virginia Electric and Power Co	4.750	03/01/13	A3	1,918,926
1,000,000		Washington Gas Light	7.310	10/30/07	A2	1,063,859

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				26,651,173

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.12%
550,000		Cooper Industries, Inc	5.250	07/01/07	A3	559,242
1,100,000		Emerson Electric Co	5.000	12/15/14	A2	1,133,964

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,693,206

FABRICATED METAL PRODUCTS - 0.15%
2,000,000		Illinois Tool Works, Inc	5.750	03/01/09	Aa3	2,099,192

		TOTAL FABRICATED METAL PRODUCTS				2,099,192

FOOD AND KINDRED PRODUCTS - 0.41%
1,750,000		Anheuser-Busch Cos, Inc	6.000	04/15/11	A1	1,891,994
410,000		Bottling Group LLC	4.625	11/15/12	Aa3	416,162
1,100,000		Coors Brewing Co	6.375	05/15/12	Baa2	1,190,732
550,000		Kellogg Co	6.600	04/01/11	Baa1	612,505
500,000		Kraft Foods, Inc	6.500	11/01/31	A3	583,342
550,000		PepsiAmericas, Inc	4.875	01/15/15	Baa1	559,714
400,000		Sara Lee Corp	3.875	06/15/13	A3	372,161

		TOTAL FOOD AND KINDRED PRODUCTS				5,626,610

TIAA-CREF MUTUAL FUNDS - Bond Fund
			MATURITY
PRINCIPAL		RATE	DATE	RATING+	VALUE

FOOD STORES - 0.14%
1,100,000	Kroger Co	6.800	04/01/11	Baa2	$1,207,236
550,000	Safeway, Inc	7.250	02/01/31	Baa2	638,010

	TOTAL FOOD STORES				1,845,246

FORESTRY - 0.04%
550,000	Weyerhaeuser Co	6.000	08/01/06	Baa2	559,399

	TOTAL FORESTRY				559,399

FURNITURE AND FIXTURES - 0.25%
830,000	Masco Corp	4.625	08/15/07	Baa1	835,918
1,500,000	Masco Corp	4.800	06/15/15	Baa1	1,486,671
1,100,000	Newell Rubbermaid, Inc	6.000	03/15/07	Baa2	1,139,278

	TOTAL FURNITURE AND FIXTURES				3,461,867

GENERAL BUILDING CONTRACTORS - 0.51%
410,000		Centex Corp	4.750	01/15/08	Baa2	411,277
1,650,000	h	Centex Corp	5.250	06/15/15	Baa2	1,648,202
3,000,000	h	Lennar Corp	5.610	05/31/15	Baa3e	3,081,421
1,900,000	h	MDC Holdings, Inc	5.375	07/01/15	Baa3	1,904,614

		TOTAL GENERAL BUILDING CONTRACTORS				7,045,514

GENERAL MERCHANDISE STORES - 0.39%
1,000,000	g	May Department Stores Co	3.950	07/15/07	Baa2	993,457
830,000		Target Corp	4.000	06/15/13	A2	806,087
1,380,000		Wal-Mart Stores, Inc	6.875	08/10/09	Aa2	1,521,046
2,000,000		Wal-Mart Stores, Inc	4.000	01/15/10	Aa2	1,986,673

		TOTAL GENERAL MERCHANDISE STORES				5,307,263

HEALTH SERVICES - 0.03%
410,000		Laboratory Corp of America Holdings	5.500	02/01/13	Baa3	416,236

		TOTAL HEALTH SERVICES				416,236

HOLDING AND OTHER INVESTMENT OFFICES - 0.40%
410,000		Boston Properties LP	6.250	01/15/13	Baa2	444,705
750,000		Colonial Properties Trust	6.250	06/15/14	Baa3	795,132
2,000,000		iStar Financial, Inc	5.150	03/01/12	Baa3	1,982,886
750,000	g	iStar Financial, Inc	5.700	03/01/14	Baa3	759,629
500,000	g	Mantis Reef Ltd	4.799	11/03/09	A3	500,877
1,000,000	g	Simon Property Group LP	4.600	06/15/10	Baa2	998,104

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				5,481,333

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.16%
750,000		International Business Machines Corp	6.220	08/01/27	A1	$855,518
1,250,000		Hewlett-Packard Co	6.500	07/01/12	A3	1,391,290

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				2,246,808

INSTRUMENTS AND RELATED PRODUCTS - 0.05%
750,000		Thermo Electron Corp	5.000	06/01/15	Baa1	750,340

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				750,340

INSURANCE CARRIERS - 0.60%
500,000		Allstate Corp	5.000	08/15/14	A1	513,109
2,000,000		International Lease Finance Corp	3.500	04/01/09	A1	1,932,108
410,000		Lincoln National Corp	5.250	06/15/07	A3	417,889
1,150,000		Metlife, Inc	5.000	06/15/15	A2	1,171,368
750,000		Metlife, Inc	5.700	06/15/35	A2	776,852
2,000,000		UnitedHealth Group, Inc	3.300	01/30/08	A2	1,960,299
500,000		WellPoint, Inc	3.500	09/01/07	Baa1	492,963
1,000,000		WellPoint, Inc	4.250	12/15/09	Baa1	995,079

		TOTAL INSURANCE CARRIERS				8,259,667

METAL MINING - 0.21%
500,000		Barrick Gold Corp	5.800	11/15/34	Baa1	518,042
500,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	498,542
900,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	A2	889,706
550,000		Falconbridge Ltd/Old	5.375	06/01/15	Baa3	549,202
410,000		Placer Dome, Inc	6.375	03/01/33	Baa2	444,093

		TOTAL METAL MINING				2,899,585

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.07%
500,000	d	Tyco International Group SA	5.800	08/01/06	Baa3	509,091
410,000		Tyco International Group SA	6.000	11/15/13	Baa3	446,117

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				955,208

MISCELLANEOUS RETAIL - 0.07%
1,000,000	g	CVS Corp	4.875	09/15/14	A3	1,019,371

		TOTAL MISCELLANEOUS RETAIL				1,019,371

MOTION PICTURES - 0.43%
1,950,000		Historic TW, Inc	6.625	05/15/29	Baa1	2,176,430
500,000		News America, Inc	7.625	11/30/28	Baa3	603,875
1,000,000		News America, Inc	6.200	12/15/34	Baa3	1,049,424
1,350,000		Time Warner, Inc	6.875	05/01/12	Baa1	1,523,721
550,000		Walt Disney Co	5.500	12/29/06	Baa1	560,943

		TOTAL MOTION PICTURES				5,914,393

TIAA-CREF MUTUAL FUNDS - Bond Fund
			MATURITY
PRINCIPAL		RATE	DATE	RATING+	VALUE

NATIONAL SECURITY AND INTERNATIONAL AFFAIRS - 0.06%
280,000	Inter-American Development Bank	6.125	03/08/06	Aaa	$284,440
500,000	Inter-American Development Bank	4.375	09/20/12	Aaa	508,731

	TOTAL NATIONAL SECURITY AND INTERNATIONAL AFFAIRS				793,171

NONDEPOSITORY INSTITUTIONS - 3.24%
2,000,000	American Honda Finance Corp	4.500	05/26/09	A1	2,020,222
1,500,000	Capital One Bank	5.125	02/15/14	Baa2	1,518,845
500,000	CIT Group Funding Co of Canada	4.650	07/01/10	A2e	502,638
1,100,000	CIT Group, Inc	4.125	02/21/06	A2	1,102,030
500,000	CIT Group, Inc	5.125	09/30/14	A2	508,119
500,000	Countrywide Home Loans, Inc	4.000	03/22/11	A3	482,930
750,000	European Investment Bank	4.000	03/03/10	Aaa	751,797
750,000	Ford Motor Credit Co	5.800	01/12/09	Baa2	716,250
2,750,000	Ford Motor Credit Co	5.700	01/15/10	Baa2	2,543,750
1,000,000	Ford Motor Credit Co	7.375	02/01/11	Baa2	985,000
1,000,000	d	General Electric Capital Corp	4.125	03/04/08	Aaa	1,000,887
1,500,000		General Electric Capital Corp	3.500	05/01/08	Aaa	1,475,790
1,500,000		General Electric Capital Corp	3.250	06/15/09	Aaa	1,448,950
2,750,000		General Electric Capital Corp	4.375	11/21/11	Aaa	2,744,979
3,400,000		General Electric Capital Corp	5.875	02/15/12	Aaa	3,676,392
1,000,000		General Electric Co	5.000	02/01/13	Aaa	1,032,861
500,000	g	HSBC Capital Funding LP/Jersey Channel Islands	4.610	12/29/49	A2	487,939
3,000,000		HSBC Finance Corp	4.125	11/16/09	A1	2,967,095
2,000,000		HSBC Finance Corp	4.750	04/15/10	A1	2,027,037
2,280,000		HSBC Finance Corp	6.375	11/27/12	A1	2,514,388
2,500,000		HSBC Finance Corp	5.250	04/15/15	A1	2,572,431
2,150,000		HSBC Finance Corp	5.000	06/30/15	A2	2,167,919
3,000,000		International Finance Corp	3.750	06/30/09	Aaa	2,998,640
410,000		MBNA America Bank NA	5.375	01/15/08	Baa1	422,298
830,000		National Rural Utilities Cooperative Finance Corp	5.750	08/28/09	A2	876,927
1,500,000	g	Pricoa Global Funding I	4.625	06/25/12	Aa3e	1,510,247
2,000,000		Private Export Funding Corp	5.340	03/15/06	Aaa	2,022,106
500,000	g	Rabobank Capital Funding Trust	5.254	12/31/49	Aa2e	512,870
410,000		SLM Corp	4.000	01/15/09	A2	407,027
690,000		Toyota Motor Credit Corp	2.875	08/01/08	Aaa	665,780

		TOTAL NONDEPOSITORY INSTITUTIONS				44,664,144

OIL AND GAS EXTRACTION - 0.85%
1,380,000		Burlington Resources Finance Co	6.400	08/15/11	Baa1	1,508,112
750,000		Canadian Natural Resources Ltd	5.850	02/01/35	Baa1	780,649
830,000		Devon Energy Corp	2.750	08/01/06	Baa2	817,681
750,000	g	Empresa Nacional de Petroleo ENAP	6.750	11/15/12	Baa1	832,645
400,000		EnCana Corp	6.500	08/15/34	Baa2	459,899
400,000		Enterprise Products Operating LP	4.000	10/15/07	Baa3	396,378
750,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	774,972
750,000	g	Enterprise Products Operating LP	5.000	03/01/15	Baa3	739,030
410,000		Equitable Resources, Inc	5.150	11/15/12	A2	427,976
500,000		Nexen, Inc	5.050	11/20/13	Baa2	503,595
1,100,000		Ocean Energy, Inc	4.375	10/01/07	Baa3	1,101,272
550,000		Panhandle Eastern Pipe Line	4.800	08/15/08	Baa3	553,101

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

500,000		PC Financial Partnership	5.000	11/15/14	Baa2	$502,072
750,000		Petro-Canada	5.950	05/15/35	Baa2	780,451
1,000,000	g	Plains All American Pipeline LP/PAA Finance Corp	4.750	08/15/09	Baa3	1,002,913
550,000		XTO Energy, Inc	5.300	06/30/15	Baa3	560,820

		TOTAL OIL AND GAS EXTRACTION				11,741,566

OTHER MORTGAGE BACKED SECURITIES - 2.11%
2,000,000		Banc of America Commercial Mortgage Inc	4.999	11/10/42	N.A.	2,073,270
3,310,000	d	Banc of America Commercial Mortgage Inc	5.118	07/11/43	N.A.	3,436,886
6,000,000	d	Bear Stearns Commercial Mortgage Securities	4.978	07/11/42	Aaa	6,177,306
1,660,000		Ge Capital Commercial Mortgage Corp	5.145	07/10/37	Aaa	1,730,741
2,000,000		Greenwich Capital Commercial Funding Corp	5.317	06/10/36	Aaa	2,108,950
2,210,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.255	07/12/37	Aaa	2,318,418
10,000,000	d	LB-UBS Commercial Mortgage Trust	4.786	10/15/29	Aaa	10,132,120
1,100,000		Wachovia Bank Commercial Mortgage Trust	4.980	11/15/34	Aaa	1,134,504

		TOTAL OTHER MORTGAGE BACKED SECURITIES				29,112,195

PAPER AND ALLIED PRODUCTS - 0.51%
1,000,000	g	Bemis Co	4.875	04/01/12	Baa1	1,001,703
550,000		International Paper Co	3.800	04/01/08	Baa2	537,785
2,020,000		International Paper Co	5.850	10/30/12	Baa2	2,107,338
1,660,000		Kimberly-Clark Corp	7.100	08/01/07	Aa2	1,755,553
1,500,000	g	Sappi Papier Holding AG	6.750	06/15/12	Baa3	1,602,998

		TOTAL PAPER AND ALLIED PRODUCTS				7,005,377

PETROLEUM AND COAL PRODUCTS - 0.21%
1,000,000		Conoco Funding Co	6.350	10/15/11	A3	1,105,610
550,000		ConocoPhillips	5.900	10/15/32	A3	619,140
550,000		ConocoPhillips Holding Co	6.950	04/15/29	A3	690,483
500,000		Enterprise Products Operating LP	4.950	06/01/10	Baa3	503,398

		TOTAL PETROLEUM AND COAL PRODUCTS				2,918,631

PIPELINES, EXCEPT NATURAL GAS - 0.11%
1,000,000		Enbridge Energy Partners LP	4.000	01/15/09	Baa2	981,561
550,000		TransCanada Pipelines Ltd	4.000	06/15/13	A2	528,443

		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,510,004

PRIMARY METAL INDUSTRIES - 0.16%
500,000		Alcoa, Inc	6.500	06/01/11	A2	551,809
1,150,000		Alcan, Inc	5.000	06/01/15	Baa1	1,157,688
500,000		Alcan, Inc	6.125	12/15/33	Baa1	543,449

		TOTAL PRIMARY METAL INDUSTRIES				2,252,946

TIAA-CREF MUTUAL FUNDS - Bond Fund
			MATURITY
PRINCIPAL		RATE	DATE	RATING+	VALUE

PRINTING AND PUBLISHING - 0.24%
1,250,000	New York Times Co	5.000	03/15/15	A2	$1,284,423
1,700,000	Viacom, Inc	7.700	07/30/10	A3	1,900,184
140,000	Viacom, Inc	6.625	05/15/11	A3	150,387

	TOTAL PRINTING AND PUBLISHING				3,334,994

RAILROAD TRANSPORTATION - 0.21%
1,000,000	Burlington Northern Santa Fe Corp	5.900	07/01/12	Baa2	1,081,188
550,000	Canadian National Railway Co	4.400	03/15/13	Baa1	545,944
263,000	Norfolk Southern Corp	5.590	05/17/25	Baa1e	271,760
287,000		Norfolk Southern Corp	7.250	02/15/31	Baa1	364,641
500,000		Union Pacific Corp	6.500	04/15/12	Baa2	553,481

		TOTAL RAILROAD TRANSPORTATION				2,817,014

SECURITY AND COMMODITY BROKERS - 1.61%
1,500,000		Bear Stearns Cos, Inc	5.700	11/15/14	A1	1,608,631
650,000		Goldman Sachs Group LP	4.500	06/15/10	Aa3e	651,947
650,000		Goldman Sachs Group, Inc	5.125	01/15/15	Aa3	662,341
750,000		Goldman Sachs Group, Inc	6.125	02/15/33	Aa3	816,578
750,000		Goldman Sachs Group, Inc	6.345	02/15/34	A1	810,448
1,100,000		Lehman Brothers Holdings, Inc	6.250	05/15/06	A1	1,120,197
3,200,000		Lehman Brothers Holdings, Inc	4.000	01/22/08	A1	3,189,333
1,900,000		Lehman Brothers Holdings, Inc	6.625	01/18/12	A1	2,122,900
1,000,000		Merrill Lynch & Co, Inc	5.000	02/03/14	Aa3	1,026,402
830,000		Morgan Stanley	3.625	04/01/08	Aa3	817,311
1,000,000		Morgan Stanley	4.000	01/15/10	Aa3	983,987
3,250,000		Morgan Stanley	5.300	03/01/13	Aa3	3,367,019
4,637,285	g	Morgan Stanley Tracers	6.789	06/15/12	Baa2	5,030,295

		TOTAL SECURITY AND COMMODITY BROKERS				22,207,389

STONE, CLAY, AND GLASS PRODUCTS - 0.02%
280,000		CRH America, Inc	6.400	10/15/33	Baa1	321,862

		TOTAL STONE, CLAY, AND GLASS PRODUCTS				321,862

TRANSPORTATION EQUIPMENT - 0.60%
1,000,000		DaimlerChrysler NA Holding Corp	4.875	06/15/10	A3	997,032
410,000		DaimlerChrysler NA Holding Corp	6.500	11/15/13	A3	444,519
830,000		DaimlerChrysler NA Holding Corp	8.500	01/18/31	A3	1,052,064
500,000		General Dynamics Corp	3.000	05/15/08	A2	484,991
830,000		Harsco Corp	5.125	09/15/13	A3	853,697
550,000		Lockheed Martin Corp	8.500	12/01/29	Baa2	792,790
410,000		Northrop Grumman Corp	7.750	02/15/31	Baa2	550,161
550,000		United Technologies Corp	4.875	11/01/06	A2	556,063
750,000		United Technologies Corp	4.375	05/01/10	A2	756,553
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,209,034
500,000		United Technologies Corp	5.400	05/01/35	A2	525,513

		TOTAL TRANSPORTATION EQUIPMENT				8,222,417

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

WHOLESALE TRADE-DURABLE GOODS - 0.03%
410,000		Johnson & Johnson	3.800	05/15/13	Aaa	$396,591

		TOTAL WHOLESALE TRADE-DURABLE GOODS				396,591

WHOLESALE TRADE-NONDURABLE GOODS - 0.08%
1,000,000		GlaxoSmithKline Capital, Inc	5.375	04/15/34	Aa2	1,062,214

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,062,214

		TOTAL CORPORATE BONDS				327,448,977
		(Cost $320,299,279)

GOVERNMENT BONDS - 72.04%

AGENCY SECURITIES - 21.94%
16,020,000	d	Federal Farm Credit Bank (FFCB)	2.250	09/01/06	Aaa	15,730,628
5,000,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	4,926,051
6,550,000		Federal Farm Credit Bank (FFCB)	3.875	01/12/09	Aaa	6,537,843
2,665,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	03/24/08	Aaa	2,629,885
1,820,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	04/15/08	Aaa	1,909,619
6,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.500	04/28/08	Aaa	5,923,999
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.600	05/22/08	Aaa	4,937,665
5,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.875	06/15/08	Aaa	4,998,257
15,000,000		Federal Home Loan Mortgage Corp (FHLMC)	4.570	10/17/08	Aaa	15,051,455
30,000,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	33,820,143
9,146,000		Federal Home Loan Mortgage Corp (FHLMC)	4.125	07/12/10	Aaa	9,176,727
5,384,000		Federal Home Loan Mortgage Corp (FHLMC)	6.875	09/15/10	Aaa	6,093,782
20,248,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aaa	21,836,004
3,870,000		Federal Home Loan Mortgage Corp (FHLMC)	6.375	08/01/11	Aaa	3,953,967
6,000,000	d	Federal National Mortgage Association (FNMA)	2.625	11/15/06	Aaa	5,907,402
15,890,000	d	Federal National Mortgage Association (FNMA)	5.000	01/15/07	Aaa	16,170,247
20,000,000		Federal National Mortgage Association (FNMA)	3.750	05/17/07	Aaa	19,947,240
11,000,000		Federal National Mortgage Association (FNMA)	4.000	05/23/07	Aaa	10,984,470
4,000,000		Federal National Mortgage Association (FNMA)	3.410	08/30/07	Aaa	3,955,514
5,000,000		Federal National Mortgage Association (FNMA)	4.125	06/16/08	Aaa	4,986,797
3,000,000	d	Federal National Mortgage Association (FNMA)	3.375	12/15/08	Aaa	2,947,327
10,000,000		Federal National Mortgage Association (FNMA)	3.660	02/25/09	Aaa	9,869,085
3,200,000		Federal National Mortgage Association (FNMA)	4.125	05/15/10	Aaa	3,215,773
36,500,000	d	Federal National Mortgage Association (FNMA)	7.125	06/15/10	Aaa	41,519,695
5,000,000		Federal National Mortgage Association (FNMA)	6.470	09/25/12	Aaa	5,700,650
3,729,668		Federal National Mortgage Association (FNMA)	4.736	10/01/13	Aaa	3,806,060
3,922,837		Federal National Mortgage Association (FNMA)	4.759	02/01/14	Aaa	4,013,855
14,000,000	d	Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	14,378,637
15,608,698		Federal National Mortgage Association (FNMA)	4.804	03/01/16	Aaa	15,984,322
1,000,000	d	Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	1,257,947

		TOTAL AGENCY SECURITIES				302,171,046

FOREIGN GOVERNMENT BONDS - 1.86%
280,000		Canada Government International Bond	6.750	08/28/06	Aaa	289,773
410,000		Chile Government International Bond	5.500	01/15/13	Baa1	436,405
2,500,000		Federal Republic of Germany	3.875	06/01/10	Aaa	2,492,500
900,000	Japan Development Bank	4.250	06/09/15	Aaae	892,350
2,000,000	Italy Government International Bond	4.500	01/21/15	Aa2e	2,029,500

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	RATING+	VALUE

410,000		Korea Development Bank	5.750	09/10/13	A3	$438,762
410,000		Mexico Government International Bond	6.375	01/16/13	Baa1	439,520
966,000		Mexico Government International Bond	5.875	01/15/14	Baa1	1,006,572
550,000		Mexico Government International Bond	8.300	08/15/31	Baa1	680,625
1,500,000		Mexico Government International Bond	6.750	09/27/34	Baa1	1,578,750
5,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa2	5,094,074
550,000		Province of Ontario	5.500	10/01/08	Aa2	574,911
550,000		Province of Ontario	5.125	07/17/12	Aa2	583,755
1,500,000		Province of Ontario	4.500	02/03/15	Aa2	1,519,380
1,380,000		Province of Quebec Canada	5.000	07/17/09	A1	1,426,229
1,800,000		Province of Quebec Canada	4.600	05/26/15	A1	1,819,430
1,380,000		Province of Quebec Canada	7.500	09/15/29	A1	1,918,329
2,000,000		Province of Saskatchewan Canada	7.375	07/15/13	Aa3	2,424,306

		TOTAL FOREIGN GOVERNMENT BONDS				25,645,171

MORTGAGE BACKED SECURITIES - 31.01%
4,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	07/19/05		3,981,248
39,000,000	h	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	08/11/05		38,914,668
136,477		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		144,454
12,944		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	05/01/16		13,701
14,153		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	06/01/16		14,985
2,586,437		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	05/01/18		2,617,549
2,568,713		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		2,599,613
5,338,307		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	09/01/18		5,318,476
5,806,895		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	01/01/19		5,786,089
9,718,822		Federal Home Loan Mortgage Corp Gold (FGLMC)	4.500	05/01/19		9,684,000
163,905		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/20		172,966
19,103		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	10/01/28		19,850
198,955	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	01/01/29		206,728
34,114		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	03/01/29		35,447
191,303		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	07/01/29		198,705
66,922		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	01/01/31		72,066
279,872		Federal Home Loan Mortgage Corp Gold (FGLMC)	8.000	09/01/31		301,388
252,432	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	09/01/31		261,871
106,991		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	10/01/31		112,654
1,845,671		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	12/01/31		1,943,476
921,790		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/32		955,692
3,812,443		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		3,869,104
4,020,261		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		4,080,011
4,481,275		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	09/01/33		4,598,084
3,061,799		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	09/01/33		3,107,304
7,567,723	d	Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	09/01/33		7,579,786
3,794,415		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		3,850,808
4,741,868		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	10/01/33		4,812,342
1,363,431		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		1,398,970
15,128,561		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/33		15,358,017
1,912,826		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	12/01/34		1,940,801
4,416,301		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	05/01/35		4,531,205
1,948,867		Federal Home Loan Mortgage Corp REMIC (FHRR)	4.375	04/15/15		1,949,967
19,000,000	h	Federal National Mortgage Association (FNMA)	6.000	07/14/05		19,475,000
22,000,000	h	Federal National Mortgage Association (FNMA)	6.500	07/14/05		22,763,136
29,000,000	h	Federal National Mortgage Association (FNMA)	5.000	07/19/05		29,317,202
50,000,000	h	Federal National Mortgage Association (FNMA)	5.000	08/11/05		49,890,600
26,000,000	h	Federal National Mortgage Association (FNMA)	5.500	08/16/05		26,650,000
99,280		Federal National Mortgage Association (FNMA)	6.000	09/01/13		102,737

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

79,830		Federal National Mortgage Association (FNMA)	6.500	12/01/13	$83,135
47,263		Federal National Mortgage Association (FNMA)	6.000	06/01/14	48,902
9,604		Federal National Mortgage Association (FNMA)	6.500	07/01/14	10,002
6,944,452		Federal National Mortgage Association (FNMA)	4.640	11/01/14	7,031,820
153,675		Federal National Mortgage Association (FNMA)	6.500	10/01/16	160,038
1,246,869	d	Federal National Mortgage Association (FNMA)	6.500	11/01/16	1,298,488
908,584	d	Federal National Mortgage Association (FNMA)	6.500	04/01/17	946,274
1,149,734		Federal National Mortgage Association (FNMA)	6.000	11/01/17	1,189,165
888,442		Federal National Mortgage Association (FNMA)	6.000	02/01/18	919,026
927,191		Federal National Mortgage Association (FNMA)	5.500	04/01/18	952,363
241,343		Federal National Mortgage Association (FNMA)	5.500	05/01/18	247,896
3,497,659		Federal National Mortgage Association (FNMA)	4.500	10/01/18	3,484,271
7,777,101	d	Federal National Mortgage Association (FNMA)	5.000	11/01/18	7,870,325
575,757		Federal National Mortgage Association (FNMA)	6.000	01/01/19	594,325
1,688,872		Federal National Mortgage Association (FNMA)	5.000	11/01/23	1,702,583
1,573,673		Federal National Mortgage Association (FNMA)	5.500	02/01/24	1,606,430
884,355		Federal National Mortgage Association (FNMA)	5.500	07/01/24	902,484
8,829		Federal National Mortgage Association (FNMA)	8.000	07/01/24	9,522
5,267		Federal National Mortgage Association (FNMA)	7.500	01/01/29	5,643
15,774		Federal National Mortgage Association (FNMA)	6.500	04/01/29	16,382
18,241		Federal National Mortgage Association (FNMA)	7.500	07/01/29	19,502
3,919		Federal National Mortgage Association (FNMA)	7.500	07/01/29	4,191
9,634		Federal National Mortgage Association (FNMA)	7.500	02/01/31	10,294
40,612		Federal National Mortgage Association (FNMA)	7.500	03/01/31	43,396
20,517		Federal National Mortgage Association (FNMA)	7.500	05/01/31	21,924
341,929		Federal National Mortgage Association (FNMA)	6.500	06/01/31	354,679
37,792		Federal National Mortgage Association (FNMA)	6.500	09/01/31	39,201
32,660		Federal National Mortgage Association (FNMA)	6.500	10/01/31	33,879
217,892		Federal National Mortgage Association (FNMA)	6.500	11/01/31	226,017
502,384		Federal National Mortgage Association (FNMA)	6.000	01/01/32	515,705
1,384,358		Federal National Mortgage Association (FNMA)	5.500	07/01/33	1,404,566
2,639,722		Federal National Mortgage Association (FNMA)	4.500	08/01/33	2,586,133
2,063,647		Federal National Mortgage Association (FNMA)	5.500	09/01/33	2,093,770
2,606,679		Federal National Mortgage Association (FNMA)	5.500	09/01/33	2,644,730
4,404,094		Federal National Mortgage Association (FNMA)	4.500	10/01/33	4,314,687
6,332,232		Federal National Mortgage Association (FNMA)	5.500	10/01/33	6,424,664
5,149,925		Federal National Mortgage Association (FNMA)	5.500	10/01/33	5,225,099
9,320,511	d	Federal National Mortgage Association (FNMA)	5.500	10/01/33	9,456,563
7,099,842	d	Federal National Mortgage Association (FNMA)	5.500	12/01/33	7,203,479
2,525,654		Federal National Mortgage Association (FNMA)	6.000	01/01/34	2,590,324
919,828		Federal National Mortgage Association (FNMA)	6.500	07/01/34	952,259
2,663,473		Federal National Mortgage Association (FNMA)	6.500	08/01/34	2,757,379
3,421,564		Federal National Mortgage Association (FNMA)	5.500	09/01/34	3,470,373
3,059,980		Federal National Mortgage Association (FNMA)	6.000	11/01/34	3,138,230
7,715,280		Federal National Mortgage Association (FNMA)	5.000	12/01/34	7,723,605
1,944,874		Federal National Mortgage Association (FNMA)	5.500	01/01/35	1,972,619
4,867,316		Federal National Mortgage Association (FNMA)	5.500	02/01/35	4,936,749
7,233,012		Federal National Mortgage Association (FNMA)	5.500	04/01/35	7,336,329
3,442,196		Federal National Mortgage Association (FNMA)	5.500	05/01/35	3,491,365
4,958,989		Federal National Mortgage Association (FNMA)	6.000	05/01/35	5,085,766
1,100		Government National Mortgage Association (GNMA)	7.000	01/15/28	1,167
5,245		Government National Mortgage Association (GNMA)	7.000	02/15/28	5,562
17,362		Government National Mortgage Association (GNMA)	6.500	05/15/28	18,176
6,062		Government National Mortgage Association (GNMA)	7.000	06/15/28	6,428
8,301		Government National Mortgage Association (GNMA)	7.000	06/15/28	8,802
158,308		Government National Mortgage Association (GNMA)	6.500	09/15/28	165,727
27,400		Government National Mortgage Association (GNMA)	6.500	09/15/28	28,685

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

14,465		Government National Mortgage Association (GNMA)	7.500	11/15/28	$15,518
64,131		Government National Mortgage Association (GNMA)	6.500	11/15/28	67,137
35,241		Government National Mortgage Association (GNMA)	7.500	07/15/29	37,783
5,854		Government National Mortgage Association (GNMA)	8.500	07/15/30	6,381
4,014		Government National Mortgage Association (GNMA)	8.500	07/15/30	4,376
51,939		Government National Mortgage Association (GNMA)	8.500	10/15/30	56,616
102,122		Government National Mortgage Association (GNMA)	8.500	10/20/30	110,907
8,254		Government National Mortgage Association (GNMA)	8.500	11/15/30	8,998
12,050		Government National Mortgage Association (GNMA)	8.500	12/15/30	13,135
20,438		Government National Mortgage Association (GNMA)	7.000	06/20/31	21,547
66,889		Government National Mortgage Association (GNMA)	7.000	07/15/31	70,851
82,481		Government National Mortgage Association (GNMA)	7.000	07/15/31	87,366
56,282		Government National Mortgage Association (GNMA)	6.500	07/15/31	58,851
199,125		Government National Mortgage Association (GNMA)	7.500	02/15/32	213,388
8,945		Government National Mortgage Association (GNMA)	6.500	03/15/33	9,350
5,311,326		Government National Mortgage Association (GNMA)	5.500	09/15/33	5,430,067
1,668,961		Government National Mortgage Association (GNMA)	6.000	07/20/34	1,719,000
14,840,931		Government National Mortgage Association (GNMA)	5.000	03/20/35	14,927,781
10,090,960		Government National Mortgage Association (GNMA)	5.000	04/15/35	10,181,597

		TOTAL MORTGAGE BACKED SECURITIES			427,062,447

U.S. TREASURY SECURITIES - 17.23%
61,000,000		U.S. Treasury Bond	8.000	11/15/21	87,906,486
15,022,000		U.S. Treasury Bond	5.375	02/15/31	17,733,020
6,050,232	k	U.S. Treasury Inflation Indexed Note	3.875	01/15/09	6,584,346
5,264,714	k	U.S. Treasury Inflation Indexed Note	2.000	01/15/14	5,424,287
580,000		U.S. Treasury Note	2.000	08/31/05	578,869
425,000		U.S. Treasury Note	4.625	05/15/06	428,982
1,200,000		U.S. Treasury Note	2.750	06/30/06	1,190,760
24,390,000		U.S. Treasury Note	2.375	08/15/06	24,073,662
450,000		U.S. Treasury Note	2.500	09/30/06	444,006
21,925,000		U.S. Treasury Note	2.625	11/15/06	21,635,590
1,140,000		U.S. Treasury Note	3.000	12/31/06	1,129,489
1,650,000		U.S. Treasury Note	2.250	02/15/07	1,614,558
21,000,000		U.S. Treasury Note	3.625	04/30/07	20,989,289
1,900,000		U.S. Treasury Note	2.750	08/15/07	1,864,907
550,000		U.S. Treasury Note	3.000	11/15/07	542,091
700,000		U.S. Treasury Note	3.375	02/15/08	694,974
5,000,000		U.S. Treasury Note	3.750	05/15/08	5,010,950
19,300,000		U.S. Treasury Note	3.500	02/15/10	19,510,757
6,000,000		U.S. Treasury Note	3.875	05/15/10	6,034,200
8,100,000		U.S. Treasury Note	3.625	06/15/10	8,064,522
550,000		U.S. Treasury Note	5.750	08/15/10	601,079
650,000		U.S. Treasury Note	5.000	02/15/11	690,638
4,451,000		U.S. Treasury Note	4.125	05/15/15	4,516,385

		TOTAL U.S. TREASURY SECURITIES			237,263,847

TIAA-CREF MUTUAL FUNDS - Bond Fund
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

		TOTAL GOVERNMENT BONDS			$992,142,511
		(Cost $982,351,439)

		TOTAL BONDS			1,319,591,488
		(Cost $1,302,650,718)

SHORT-TERM INVESTMENTS - 15.97%

COMMERICAL PAPER - 5.38%
5,000,000	d	American Honda Finance Corp	3.070	07/13/05	4,994,500
5,000,000	c	BETA Finance, Inc	3.080	07/15/05	4,993,550
3,500,000	c	CC (USA), Inc	3.240	08/30/05	3,480,260
2,990,000	c	Dorada Finance, Inc	3.140	08/08/05	2,979,535
5,000,000	cd	Govco, Inc	3.310	08/16/05	4,978,750
5,000,000	cd	Harrier Finance Funding LLC	3.250	09/06/05	4,968,400
5,000,000	cd	Kitty Hawk Funding Corp	3.270	07/25/05	4,988,900
5,000,000	c	Links Finance Llc	3.160	08/18/05	4,977,800
5,000,000	c	Park Avenue Receivables Corp	3.280	08/02/05	4,984,875
5,000,000	c	Preferred Receivables Funding	3.250	07/21/05	4,990,700
4,985,000		Rabobank USA Finance Corp	3.300	07/20/05	4,976,426
5,000,000	c	Ranger Funding Co LLC	3.015	07/05/05	4,998,150
4,837,000	c	Scaldis Capital LLC	3.240	08/30/05	4,809,622
5,000,000		Societe Generale North America Inc	3.140	09/01/05	4,971,400
5,000,000		UBS Finance, (Delaware), Inc	3.390	07/01/05	5,000,000
3,070,000	c	Yorktown Capital, LLC	3.160	08/05/05	3,060,084

		TOTAL COMMERICAL PAPER			74,152,952

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 10.59%
14,755,000		Federal Farm Credit Bank	3.020	07/08/05	14,745,852
19,310,000		Federal Home Loan Bank (FHLB)	2.950	07/01/05	19,310,000
12,595,000		Federal Home Loan Bank (FHLB)	2.970	07/14/05	12,580,516
20,895,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.945	07/05/05	20,887,687
10,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.970	07/11/05	9,991,100
12,010,000	d	Federal Home Loan Mortgage Corp (FHLMC)	3.090	07/12/05	11,998,230
15,000,000	d	Federal Home Loan Mortgage Corp (FHLMC)	2.990	07/13/05	14,984,100
10,000,000		Federal Home Loan Mortgage Corp (FHLMC)	3.120	08/16/05	9,958,300
23,870,000		Federal National Mortgage Association (FNMA)	3.230	07/06/05	23,859,497
345,000		Federal National Mortgage Association (FNMA)	2.970	07/11/05	344,693
7,240,000		Federal National Mortgage Association (FNMA)	3.340	11/23/05	7,140,233

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			145,800,208

		TOTAL SHORT-TERM INVESTMENTS			219,953,160
		(Cost $219,969,939)

		TOTAL PORTFOLIO - 111.79%			1,539,544,648
		(Cost $1,522,620,657)

		OTHER ASSETS & LIABILITIES, NET - (11.79)%			(162,370,184)

		NET ASSETS - 100.00%			$1,377,174,464

TIAA-CREF MUTUAL FUNDS - Bond Fund

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities
Act of 1933, as amended.
d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.
g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified buyers.
At June 30, 2005, the value of these securities amounted to $24,297,583 or 1.76% of net assets.
h	These securities were purchased on a delayed delivery basis.
k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
v	Security valued at fair value.
+	As provided by Moody's Investors Service (unaudited).

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Inflation-Linked Bond Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
INFLATION-LINKED BOND FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

GOVERNMENT BONDS - 98.88%

U.S. TREASURY SECURITIES - 98.88%
$ 23,176,895	k	U.S. Treasury Inflation Indexed Bond	2.375	01/15/25	$25,393,303
23,438,461	k	U.S. Treasury Inflation Indexed Bond	3.625	04/15/28	31,520,980
26,989,324	k	U.S. Treasury Inflation Indexed Bond	3.875	04/15/29	37,974,789
7,004,040	k	U.S. Treasury Inflation Indexed Bond	3.375	04/15/32	9,540,833
19,494,289	k	U.S. Treasury Inflation Indexed Note	3.375	01/15/07	20,120,251
23,585,751	k	U.S. Treasury Inflation Indexed Note	3.625	01/15/08	24,965,990
21,899,488	k	U.S. Treasury Inflation Indexed Note	3.875	01/15/09	23,832,775
15,148,681	k	U.S. Treasury Inflation Indexed Note	4.250	01/15/10	17,049,387
24,801,602	k	U.S. Treasury Inflation Indexed Note	0.875	04/15/10	24,189,251
14,979,212	k	U.S. Treasury Inflation Indexed Note	3.500	01/15/11	16,605,805
8,354,679	k	U.S. Treasury Inflation Indexed Note	3.375	01/15/12	9,333,764
28,956,265	k	U.S. Treasury Inflation Indexed Note	3.000	07/15/12	31,818,013
26,350,197	k	U.S. Treasury Inflation Indexed Note	1.875	07/15/13	26,926,740
26,728,955	k	U.S. Treasury Inflation Indexed Note	2.000	01/15/14	27,539,110
23,935,525	k	U.S. Treasury Inflation Indexed Note	2.000	07/15/14	24,664,841
23,761,071	k	U.S. Treasury Inflation Indexed Note	1.625	01/15/15	23,675,769

		TOTAL U.S. TREASURY SECURITIES			375,151,601

		TOTAL GOVERNMENT BONDS			375,151,601
		(Cost $365,681,301)

SHORT-TERM INVESTMENTS - 0.13%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.13%
490,000		Federal Home Loan Bank (FHLB)	2.950	07/01/05	490,000

		TOTAL SHORT-TERM INVESTMENTS			490,000
		(Cost $490,000)

		TOTAL PORTFOLIO - 99.01%			375,641,601
		(Cost $366,171,301)

		OTHER ASSETS & LIABILITIES, NET - 0.99%			3,769,918

		NET ASSETS - 100.00%			$379,411,519

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS - Money Market Fund

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
MONEY MARKET FUND
STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005
				MATURITY
PRINCIPAL			RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.23%

CERTIFICATES OF DEPOSIT - 11.62%
$ 2,930,000		Abbey National Plc	3.100	07/18/05	$2,930,014
1,615,000		American Express Centurion Bank	3.290	07/29/05	1,615,013
1,500,000		Barclays Bank, plc	3.110	07/11/05	1,500,004
5,000,000		Dexia Bank	3.080	07/19/05	5,000,025
1,600,000		Dexia Bank	3.345	08/29/05	1,600,039
1,500,000		PNC Bank	3.610	12/30/05	1,500,073
2,560,000		Toronto Dominion Bank	3.385	09/23/05	2,560,000
3,000,000		Toronto Dominion Bank	3.460	11/28/05	3,000,000
3,040,000		Wells Fargo	3.130	07/26/05	3,040,000

		TOTAL CERTIFICATES OF DEPOSIT			22,745,168

COMMERCIAL PAPER - 82.52%
3,035,000		ABN Amro North America Finance, Inc	3.020	07/14/05	3,031,690
2,165,000		ABN Amro North America Finance, Inc	3.230	09/07/05	2,151,791
3,750,000		American Honda Finance Corp	3.010	07/07/05	3,748,094
1,100,000		American Honda Finance Corp	3.020	07/08/05	1,099,345
1,030,000		American Honda Finance Corp	3.070	07/13/05	1,028,949
995,000		American Honda Finance Corp	3.110	08/03/05	992,163
3,000,000		Barclays U.S. Funding Corp	3.330	09/06/05	2,981,646
2,370,000	c	Caterpillar, Inc	3.180	07/08/05	2,368,535
2,275,000	c	CC (USA), Inc	3.230	07/21/05	2,270,956
1,000,000		Ciesco Lp	3.080	07/18/05	998,545
5,000,000	c	Ciesco Lp	3.230	08/16/05	4,979,364
1,000,000	c	Ciesco Lp	3.250	08/17/05	995,825
1,000,000	c	Corporate Asset Funding Corp, Inc	3.020	07/05/05	999,668
4,000,000	c	Corporate Asset Funding Corp, Inc	3.120	07/19/05	3,993,760
2,200,000	c	Dorada Finance, Inc	3.150	08/12/05	2,191,915
1,000,000	c	Dorada Finance, Inc	3.410	11/23/05	986,265
4,185,000	c	Edison Asset Securitization, LLC	3.310	09/13/05	4,156,526
3,000,000		Fcar Owner Trust I	3.030	07/06/05	2,998,737
1,000,000		Fcar Owner Trust I	3.160	08/05/05	996,928
2,925,000		Gannett Co, Inc	3.150	07/05/05	2,923,976
1,500,000		General Electric Capital Corp	3.180	08/22/05	1,493,110
2,300,000		General Electric Capital Corp	3.220	07/28/05	2,294,445
1,500,000		General Electric Capital Corp	3.260	07/29/05	1,496,197
605,000		General Electric Capital Corp	3.300	09/13/05	600,896
3,000,000		Goldman Sachs Group, LP	3.240	07/21/05	2,994,600
2,515,000	c	Govco, Inc	3.055	07/19/05	2,511,158
2,525,000	c	Govco, Inc	3.070	07/20/05	2,520,909
1,800,000	c	Govco, Inc	3.250	09/06/05	1,789,112
1,500,000	c	Grampian Funding LLC	3.250	07/27/05	1,496,479
3,320,000		Greenwich Capital Holdings, Inc	3.030	07/06/05	3,318,603
2,700,000	c	Greyhawk Funding LLC	3.160	08/08/05	2,690,851
2,000,000	c	Greyhawk Funding LLC	3.130	08/02/05	1,994,436
2,000,000	c	Greyhawk Funding LLC	3.220	08/22/05	1,990,698
1,030,000	c	Harrier Finance Funding LLC	3.080	07/22/05	1,028,149
2,000,000	c	Harrier Finance Funding LLC	3.250	09/01/05	1,988,806
1,400,000		HBOS Treasury Services plc	3.280	09/01/05	1,392,081
4,300,000		HBOS Treasury Services plc	3.320	09/22/05	4,267,146
1,960,000	c	Kitty Hawk Funding Corp	3.170	07/15/05	1,957,584

TIAA-CREF MUTUAL FUNDS - Money Market Fund

				MATURITY
PRINCIPAL			RATE	DATE	VALUE

5,000,000	c	Links Finance LLC	3.170	08/11/05	$4,981,949
1,650,000	c	Links Finance LLC	3.220	08/24/05	1,642,030
1,025,000		Paccar Financial Corp	3.100	08/04/05	1,021,999
1,100,000	c	Park Avenue Receivables Corp	3.100	07/13/05	1,098,860
2,000,000	c	Park Avenue Receivables Corp	3.250	07/22/05	1,996,208
4,000,000	c	Preferred Receivables Funding	3.250	07/21/05	3,992,778
2,285,000		Private Export Funding Corp	3.280	10/11/05	2,263,635
2,000,000	c	Private Export Funding Corp	3.420	11/16/05	1,973,780
3,580,000	c	Proctor & Gamble	3.280	09/12/05	3,556,189
3,000,000	c	Proctor & Gamble	3.310	09/15/05	2,979,037
1,335,000		Rabobank USA Finance Corp	3.125	07/25/05	1,332,219
2,525,000		Rabobank USA Finance Corp	3.250	08/08/05	2,516,505
3,000,000		Rabobank USA Finance Corp	3.370	07/01/05	3,000,000
2,000,000	c	Ranger Funding Co LLC	3.220	09/20/05	1,985,590
4,500,000	c	Ranger Funding Co LLC	3.255	07/28/05	4,489,014
1,595,000	c	Scaldis Capital LLC	3.050	07/11/05	1,593,649
1,982,000	c	Scaldis Capital LLC	3.240	08/26/05	1,972,011
2,000,000	c	Scaldis Capital LLC	3.280	09/08/05	1,987,427
4,050,000		Shell Finance (UK) Plc	3.100	08/03/05	4,038,491
865,000	c	Sherwin-Williams Co	3.110	07/11/05	864,262
1,540,000	c	Sigma Finance, Inc	3.050	07/08/05	1,539,087
2,885,000	c	Sigma Finance, Inc	3.350	08/23/05	2,870,771
2,000,000	c	Sigma Finance, Inc	3.370	08/30/05	1,988,767
5,000,000		Societe Generale North America, Inc	3.020	07/12/05	4,995,386
810,000		Societe Generale North America, Inc	2.890	07/14/05	809,155
1,029,000		UBS Finance, (Delaware), Inc	3.180	09/06/05	1,022,865
1,300,000		UBS Finance, (Delaware), Inc	3.230	08/30/05	1,293,002
2,000,000		UBS Finance, (Delaware), Inc	3.360	10/03/05	1,982,453
2,605,000		UBS Finance, (Delaware), Inc	3.390	07/01/05	2,605,000
4,430,000	c	Variable Funding Capital Corp	3.050	07/07/05	4,427,748
1,400,000	c	Variable Funding Capital Corp	3.060	07/08/05	1,399,167
1,000,000	c	Variable Funding Capital Corp	3.200	08/10/05	996,444
791,000	c	Yorktown Capital, LLC	3.160	08/05/05	788,570
1,765,000	c	Yorktown Capital, LLC	3.410	09/26/05	1,750,455

		TOTAL COMMERCIAL PAPER			161,474,441

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.53%
1,815,000		Federal Home Loan Bank (FHLB)	2.970	07/11/05	1,813,503
292,000		Federal Home Loan Bank (FHLB)	3.290	10/26/05	288,878
630,000		Federal Home Loan Mortgage Corp (FHLMC)	2.980	07/19/05	629,112
1,510,000		Federal Home Loan Mortgage Corp (FHLMC)	3.160	08/23/05	1,503,953
990,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	11/16/05	977,666
250,000		Federal National Mortgage Association (FNMA)	3.150	08/26/05	248,775
1,210,000		Federal National Mortgage Association (FNMA)	3.230	10/05/05	1,199,588
250,000		Federal National Mortgage Association (FNMA)	3.400	12/30/05	245,703

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			6,907,178

VARIABLE NOTES - 2.56%
2,000,000		Barclays Bank plc	3.246	09/29/05	1,999,803
3,000,000		US Bank NA	3.350	12/05/05	3,000,601

		TOTAL VARIABLE NOTES			5,000,404

TIAA-CREF MUTUAL FUNDS - Money Market Fund

PRINCIPAL		VALUE

	TOTAL SHORT-TERM INVESTMENTS	$196,127,191
	(Cost $196,127,191)

	TOTAL PORTFOLIO - 100.23%	196,127,191
	(Cost $196,127,191)

	OTHER ASSETS & LIABILITIES, NET - (0.23)%	(448,336)

	NET ASSETS - 100.00%	$195,678,855

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities
Act of 1933, as amended.

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Institutional Mutual Funds as of June 30, 2005:

	Lifecycle 2010 Fund:		Lifecycle 2015 Fund:		Lifecycle 2020 Fund:

	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares
Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund

TIAA-CREF Institutional Mutual Funds:
Bond Fund	67,284	0.05%	95,769	0.07%	39,633	0.03%
Growth Equity Fund	75,980	0.46%	135,580	0.82%	67,332	0.40%
Inflation-Linked Bond Fund	64,082	0.22%	91,312	0.32%	37,951	0.13%
International Equity Fund	15,803	0.03%	27,208	0.05%	14,045	0.03%
Large-Cap Value Fund	36,163	0.24%	64,634	0.43%	32,037	0.21%
Real Estate Securities Fund	5,919	0.04%	11,343	0.07%	5,181	0.03%
Small-Cap Equity Fund	5,690	0.07%	10,490	0.14%	4,997	0.07%

	Lifecycle 2025 Fund:		Lifecycle 2030 Fund:		Lifecycle 2035 Fund:

	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares
Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund

TIAA-CREF Institutional Mutual Funds:
Bond Fund	54,868	0.04%	30,785	0.02%	25,518	0.02%
Growth Equity Fund	114,988	0.69%	82,334	0.50%	87,014	0.52%
Inflation-Linked Bond Fund	52,385	0.18%	29,419	0.10%	24,728	0.09%
International Equity Fund	23,938	0.04%	17,075	0.03%	18,097	0.03%
Large-Cap Value Fund	55,145	0.37%	39,227	0.26%	41,541	0.28%
Real Estate Securities Fund	9,109	0.06%	6,320	0.04%	6,780	0.04%
Small-Cap Equity Fund	8,804	0.12%	6,148	0.08%	6,560	0.09%

	Lifecycle 2040 Fund:		All Lifecycle Funds

	Number of Shares	Percent of Total Shares	Number of Shares	Percent of Total Shares
Fund	Held in Fund	Outstanding in the Fund	Held in Fund	Outstanding in the Fund

TIAA-CREF Institutional Mutual Funds:
Bond Fund	16,555	0.01%	330,412	0.24%
Growth Equity Fund	75,987	0.46%	639,215	3.85%
Inflation-Linked Bond Fund	15,800	0.06%	315,677	1.10%
International Equity Fund	15,763	0.03%	131,929	0.24%
Large-Cap Value Fund	36,191	0.24%	304,938	2.03%
Real Estate Securities Fund	5,797	0.03%	50,449	0.31%
Small-Cap Equity Fund	5,669	0.08%	48,358	0.65%

1

TIAA-CREF LIFECYCLE FUNDS
2010 FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

Shares		Value

TIAA-CREF MUTUAL FUNDS - 100.02%
67,284	TIAA-CREF Institutional Bond Fund	$691,676
75,980	TIAA-CREF Institutional Growth Equity Fund	506,029
64,082	TIAA-CREF Institutional Inflation-Linked Bond Fund	690,802
15,803	TIAA-CREF Institutional International Equity Fund	170,045
36,163	TIAA-CREF Institutional Large-Cap Value Fund	508,448
5,919	TIAA-CREF Institutional Real Estate Securities Fund	87,299
5,690	TIAA-CREF Institutional Small-Cap Equity Fund	86,545

	TOTAL TIAA-CREF MUTUAL FUNDS	2,740,844

	(Cost $2,737,094)

	TOTAL PORTFOLIO
	(Cost $2,737,094)	2,740,844

	OTHER ASSETS & LIABILITIES, NET - (0.02%)	(446)

	NET ASSETS - 100.00%	$2,740,398

2

TIAA-CREF LIFECYCLE FUNDS
2015 FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

Shares		Value

TIAA-CREF MUTUAL FUNDS - 100.03%
95,769	TIAA-CREF Institutional Bond Fund	$984,508
135,580	TIAA-CREF Institutional Growth Equity Fund	902,964
91,312	TIAA-CREF Institutional Inflation-Linked Bond Fund	984,343
27,208	TIAA-CREF Institutional International Equity Fund	292,756
64,634	TIAA-CREF Institutional Large-Cap Value Fund	908,748
11,343	TIAA-CREF Institutional Real Estate Securities Fund	167,307
10,490	TIAA-CREF Institutional Small-Cap Equity Fund	159,558

	TOTAL TIAA-CREF MUTUAL FUNDS	4,400,184

	(Cost $4,425,565)

	TOTAL PORTFOLIO
	(Cost $4,425,565)	4,400,184

	OTHER ASSETS & LIABILITIES, NET - (0.03%)	(1,378)

	NET ASSETS - 100.00%	$4,398,806

3

TIAA-CREF LIFECYCLE FUNDS
2020 FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

Shares		Value

TIAA-CREF MUTUAL FUNDS - 99.98%
39,633	TIAA-CREF Institutional Bond Fund	$407,429
67,332	TIAA-CREF Institutional Growth Equity Fund	448,431
37,951	TIAA-CREF Institutional Inflation-Linked Bond Fund	409,116
14,045	TIAA-CREF Institutional International Equity Fund	151,129
32,037	TIAA-CREF Institutional Large-Cap Value Fund	450,441
5,181	TIAA-CREF Institutional Real Estate Securities Fund	76,416
4,997	TIAA-CREF Institutional Small-Cap Equity Fund	76,001

	TOTAL TIAA-CREF MUTUAL FUNDS	2,018,963

	(Cost $1,993,853)

	TOTAL PORTFOLIO
	(Cost $1,993,853)	2,018,963

	OTHER ASSETS & LIABILITIES, NET - 0.02%	353

	NET ASSETS - 100.00%	$2,019,316

4

TIAA-CREF LIFECYCLE FUNDS
2025 FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

Shares		Value

TIAA-CREF MUTUAL FUNDS - 100.01%
54,868	TIAA-CREF Institutional Bond Fund	$564,042
114,988	TIAA-CREF Institutional Growth Equity Fund	765,822
52,385	TIAA-CREF Institutional Inflation-Linked Bond Fund	564,712
23,938	TIAA-CREF Institutional International Equity Fund	257,573
55,145	TIAA-CREF Institutional Large-Cap Value Fund	775,334
9,109	TIAA-CREF Institutional Real Estate Securities Fund	134,351
8,804	TIAA-CREF Institutional Small-Cap Equity Fund	133,916

	TOTAL TIAA-CREF MUTUAL FUNDS	3,195,750

	(Cost $3,164,426)

	TOTAL PORTFOLIO
	(Cost $3,164,426)	3,195,750

	OTHER ASSETS & LIABILITIES, NET - (0.01%)	(334)

	NET ASSETS - 100.00%	$3,195,416

5

TIAA-CREF LIFECYCLE FUNDS
2030 FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

Shares		Value

TIAA-CREF MUTUAL FUNDS - 100.01%
30,785	TIAA-CREF Institutional Bond Fund	$316,468
82,334	TIAA-CREF Institutional Growth Equity Fund	548,343
29,419	TIAA-CREF Institutional Inflation-Linked Bond Fund	317,138
17,075	TIAA-CREF Institutional International Equity Fund	183,726
39,227	TIAA-CREF Institutional Large-Cap Value Fund	551,527
6,320	TIAA-CREF Institutional Real Estate Securities Fund	93,220
6,148	TIAA-CREF Institutional Small-Cap Equity Fund	93,509

	TOTAL TIAA-CREF MUTUAL FUNDS	2,103,931

	(Cost $2,061,375)

	TOTAL PORTFOLIO
	(Cost $2,061,375)	2,103,931

	OTHER ASSETS & LIABILITIES, NET - (0.01%)	(311)

	NET ASSETS - 100.00%	$2,103,620

6

TIAA-CREF LIFECYCLE FUNDS
2035 FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

Shares		Value

TIAA-CREF MUTUAL FUNDS - 100.03%
25,518	TIAA-CREF Institutional Bond Fund	$262,328
87,014	TIAA-CREF Institutional Growth Equity Fund	579,511
24,728	TIAA-CREF Institutional Inflation-Linked Bond Fund	266,569
18,097	TIAA-CREF Institutional International Equity Fund	194,724
41,541	TIAA-CREF Institutional Large-Cap Value Fund	584,069
6,780	TIAA-CREF Institutional Real Estate Securities Fund	100,008
6,560	TIAA-CREF Institutional Small-Cap Equity Fund	99,782

	TOTAL TIAA-CREF MUTUAL FUNDS	2,086,991

	(Cost $2,040,583)

	TOTAL PORTFOLIO
	(Cost $2,040,583)	2,086,991

	OTHER ASSETS & LIABILITIES, NET - (0.03%)	(730)

	NET ASSETS - 100.00%	$2,086,261

7

TIAA-CREF LIFECYCLE FUNDS
2040 FUND

STATEMENT OF INVESTMENTS (UNAUDITED)
June 30, 2005

Shares		Value

TIAA-CREF MUTUAL FUNDS - 100.03%
16,555	TIAA-CREF Institutional Bond Fund	$170,190
75,987	TIAA-CREF Institutional Growth Equity Fund	506,073
15,800	TIAA-CREF Institutional Inflation-Linked Bond Fund	170,329
15,763	TIAA-CREF Institutional International Equity Fund	169,613
36,191	TIAA-CREF Institutional Large-Cap Value Fund	508,851
5,797	TIAA-CREF Institutional Real Estate Securities Fund	85,509
5,669	TIAA-CREF Institutional Small-Cap Equity Fund	86,231

	TOTAL TIAA-CREF MUTUAL FUNDS	1,696,796

	(Cost $1,661,034)

	TOTAL PORTFOLIO
	(Cost $1,661,034)	1,696,796

	OTHER ASSETS & LIABILITIES, NET - (0.03%)	(496)

	NET ASSETS - 100.00%	$1,696,300

8

Item 2. Controls and Procedures.

     (a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant's last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

Date:	August 18, 2005	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	August 18, 2005	By:	/s/ Bertram L. Scott

Bertram L. Scott
Executive Vice President
(principal executive officer)

Date:	August 18, 2005	By:	/s/ Russell Noles

Russell Noles
Vice President and Acting Chief Financial
Officer, Teachers Insurance and Annuity
Association of America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)